SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 94

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 94

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

_________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

_________________

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on May 1, 2020, pursuant to paragraph (b) of Rule 485.

American Funds Insurance Series® Prospectus Class 1 shares May 1, 2020

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund

New World Fund®	Capital World Bond Fund

Blue Chip Income and Growth Fund	High-Income Bond Fund

Global Growth and Income Fund	American Funds Mortgage Fund

Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 17

Global Growth and Income Fund 20

Growth-Income Fund 23

International Growth and Income Fund 26

Capital Income Builder 29

Asset Allocation Fund 33

Global Balanced Fund 37

Bond Fund 41

Capital World Bond Fund 45

High-Income Bond Fund 49

American Funds Mortgage Fund 52

Ultra-Short Bond Fund 56

U.S. Government/AAA-Rated Securities Fund 59

Investment objectives, strategies and risks 63

Management and organization 108

Purchases and redemptions of shares 113

Plan of distribution 115

Other compensation to dealers 115

Fund expenses 116

Investment results 116

Distributions and taxes 116

Financial highlights 117

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.52%
Other expenses	0.05
Total annual fund operating expenses	0.57

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$58	$183	$318	$714

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

2     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	35.61%	12.01%	11.40%	10.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	6.47

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	5 years	Partner – Capital World Investors
Paul Flynn	3 years	Partner – Capital World Investors
Jonathan Knowles	7 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     3

Global Small Capitalization Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.70%
Other expenses	0.06
Total annual fund operating expenses	0.76

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$78	$243	$422	$942

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     5

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	31.84%	8.95%	9.07%	9.70%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	24.65	7.85	9.71	7.82

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith	1 year	Vice President – Capital Research Global Investors
Bradford F. Freer	2 years	Partner – Capital Research Global Investors
Claudia P. Huntington	7 years	Partner – Capital Research Global Investors
Harold H. La	12 years	Partner – Capital Research Global Investors
Aidan O’Connell	6 years	Partner – Capital Research Global Investors
Gregory W. Wendt	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6     American Funds Insurance Series / Prospectus

Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses	0.04
Total annual fund operating expenses	0.36

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$37	$116	$202	$456

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     7

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

8     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	31.11%	14.67%	14.27%	12.92%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     9

International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.49%
Other expenses	0.06
Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$56	$176	$307	$689

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     11

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/90)	23.21%	7.14%	6.29%	8.21%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	5.83

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12     American Funds Insurance Series / Prospectus

New World Fund

Investment objective The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.70%
Other expenses	0.07
Total annual fund operating expenses	0.77
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.59

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$60	$228	$410	$937

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     13

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

14     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     15

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified reflects the bond market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	29.47%	8.20%	6.30%	8.49%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.15
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.42	5.61	3.68	7.43
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for account fees, expenses or U.S. federal income taxes)	15.05	6.24	6.90	9.15

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	21 years	Partner – Capital World Investors
Wahid Butt	Less than 1 year	Partner – Capital Research Global Investors
Bradford F. Freer	3 years	Partner – Capital Research Global Investors
Nicholas J. Grace	8 years	Partner – Capital Research Global Investors
Jonathan Knowles	Less than 1 year	Partner – Capital World Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
Robert W. Lovelace	Less than 1 year	Partner – Capital International Investors
Kirstie Spence	Less than 1 year	Partner – Capital Fixed Income Investors
Tomonori Tani	2 years	Partner – Capital World Investors
Lisa Thompson	Less than 1 year	Partner – Capital International Investors
Christopher Thomsen	Less than 1 year	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16     American Funds Insurance Series / Prospectus

Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.39%
Other expenses	0.04
Total annual fund operating expenses	0.43

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$44	$138	$241	$542

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     17

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

18     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	21.66%	8.63%	11.54%	6.71%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	7.54

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     19

Global Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.60%
Other expenses	0.06
Total annual fund operating expenses	0.66

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$67	$211	$368	$822

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

20     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     21

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/06)	31.39%	9.88%	10.13%	7.56%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.95

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Cohen	2 years	Partner – Capital World Investors
Bradford F. Freer	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	4 years	Partner – Capital Research Global Investors
Andrew B. Suzman	11 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

22     American Funds Insurance Series / Prospectus

Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.26%
Other expenses	0.04
Total annual fund operating expenses	0.30

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$31	$97	$169	$381

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     23

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

24     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	26.46%	11.68%	12.81%	11.46%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     25

International Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.61%
Other expenses	0.06
Total annual fund operating expenses	0.67

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$68	$214	$373	$835

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

26     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     27

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 11/18/08)	23.06%	5.73%	5.79%	9.32%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	8.63

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Jesper Lyckeus	12 years	Partner – Capital Research Global Investors
David M. Riley	12 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

28     American Funds Insurance Series / Prospectus

Capital Income Builder

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.49%
Other expenses	0.05
Total annual fund operating expenses	0.54
Fee waiver*	0.26
Total annual fund operating expenses after fee waiver	0.28

*  The investment adviser is currently waiving a portion of its management fee equal to .26% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$29	$147	$276	$652

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     29

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

30     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/1/14)	18.16%	5.13%	4.53%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.74
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.21
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.21	6.95	6.52
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	21.01	6.20	5.38

American Funds Insurance Series / Prospectus     31

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso	Less than 1 year	Partner – Capital Research Global Investors
Grant L. Cambridge	Less than 1 year	Partner – Capital International Investors
Joyce E. Gordon	Less than 1 year	Partner – Capital Research Global Investors
David A. Hoag	Less than 1 year	Partner – Capital Fixed Income Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
James B. Lovelace	Less than 1 year	Partner – Capital Research Global Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
David M. Riley	Less than 1 year	Partner – Capital Research Global Investors
Bradley J. Vogt	Less than 1 year	Partner – Capital Research Global Investors
Steven T. Watson	2 years	Partner – Capital International Investors
Philip Winston	6 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

32     American Funds Insurance Series / Prospectus

Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.27%
Other expenses	0.04
Total annual fund operating expenses	0.31

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$32	$100	$174	$393

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal investment strategies In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     33

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

34     American Funds Insurance Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     35

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 60%/40% S&P 500 Index/Bloomberg Barclays Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the 60%/40% S&P 500 Index/Bloomberg Barclays Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The S&P 500 Index reflects the equity market sectors in which the fund invests. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 8/1/89)	21.54%	8.59%	10.19%	8.63%
60%/40% S&P 500 Index/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.18	8.37	9.77	8.60
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	9.97
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.91

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

36     American Funds Insurance Series / Prospectus

Global Balanced Fund

Investment objectives This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.66%
Other expenses	0.07
Total annual fund operating expenses	0.73

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$75	$233	$406	$906

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal investment strategies As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     37

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

38     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     39

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/2/11)	20.79%	7.25%	6.49%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.63
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	1.70
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.55	6.11	5.40

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	9 years	Partner – Capital World Investors
Paul Flynn	7 years	Partner – Capital World Investors
Thomas H. Høgh	1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart	9 years	Partner – Capital Fixed Income Investors
Anirudh Samsi	2 years	Partner – Capital World Investors
Tomonori Tani	3 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

40     American Funds Insurance Series / Prospectus

Bond Fund

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.36%
Other expenses	0.04
Total annual fund operating expenses	0.40

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$41	$128	$224	$505

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     41

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

42     American Funds Insurance Series / Prospectus

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     43

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 1/2/96)	9.70%	3.31%	3.87%	4.72%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

44     American Funds Insurance Series / Prospectus

Capital World Bond Fund

Investment objective The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.53%
Other expenses	0.06
Total annual fund operating expenses	0.59
Fee waiver*	0.10
Total annual fund operating expenses after fee waiver	0.49

*  The investment adviser is currently waiving a portion of its management fee equal to .10% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$50	$179	$319	$728

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     45

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

46     American Funds Insurance Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     47

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 10/4/06)	8.08%	2.54%	2.85%	4.07%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	2.48	3.59
Lipper Global Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.19	2.51	3.14	N/A
Consumer Price Index	2.29	1.82	1.75	1.80

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	14 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

48     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.47%
Other expenses	0.04
Total annual fund operating expenses	0.51

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$52	$164	$285	$640

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     49

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

50     American Funds Insurance Series / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	12.85%	5.36%	6.51%	8.67%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	6.14	7.55	N/A
Lipper High Yield Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.64	5.10	6.49	7.56

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Tom Chow	5 years	Partner – Capital Fixed Income Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	2 years	Partner – Capital Fixed Income Investors
Shannon Ward	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     51

American Funds Mortgage Fund

Investment objective The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.42%
Other expenses	0.06
Total annual fund operating expenses	0.48
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.30

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$31	$136	$251	$586

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 350% of the average value of its portfolio.

Principal investment strategies Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

52     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series / Prospectus     53

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

54     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/2/11)	5.30%	2.38%	2.68%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.35	2.58	2.83
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.58	1.80	2.14
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.55	1.76	2.13

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	6 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	9 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     55

Ultra-Short Bond Fund

Investment objective The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses	0.05
Total annual fund operating expenses	0.37

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$38	$119	$208	$468

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

56     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     57

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	1.92%	0.81%	0.30%	3.39%
Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.69	1.34	0.85	N/A
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.95	1.43	1.13	4.39%
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.84	0.83	0.43	3.57%

Management

Investment adviser Capital Research and Management CompanySM
Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven D. Lotwin	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

58     American Funds Insurance Series / Prospectus

U.S. Government/AAA-Rated Securities Fund

Investment objective The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.34%
Other expenses	0.04
Total annual fund operating expenses	0.38

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$39	$122	$213	$480

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     59

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

60     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     61

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 12/2/85)	5.69%	2.35%	2.97%	5.71%
Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.63	2.45	3.07	6.21
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.30	1.89	2.82	5.30
Consumer Price Index	2.29	1.82	1.75	2.55

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

62     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States

American Funds Insurance Series / Prospectus     63

may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

64     American Funds Insurance Series / Prospectus

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     65

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth Fund The fund’s investment objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

66     American Funds Insurance Series / Prospectus

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

American Funds Insurance Series / Prospectus     67

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

68     American Funds Insurance Series / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

New World Fund The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. This policy is subject to change only upon 60 days’ written notice to shareholders. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

72     American Funds Insurance Series / Prospectus

the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

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and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be

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greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities

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markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index

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consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and

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reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

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the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by

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government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of

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swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The 60%/40% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

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the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating

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rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency

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exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

High-Income Bond Fund The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund

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invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series / Prospectus     97

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Average is composed of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Mortgage Fund The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating

98     American Funds Insurance Series / Prospectus

category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in cash, cash equivalents and/or U.S. Treasury securities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Insurance Series / Prospectus     99

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series / Prospectus     101

Fund comparative indexes — The Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund currently expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

102     American Funds Insurance Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

104     American Funds Insurance Series / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

American Funds Insurance Series / Prospectus     105

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

106     American Funds Insurance Series / Prospectus

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

American Funds Insurance Series / Prospectus     107

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

108     American Funds Insurance Series / Prospectus

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     109

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for:
Asset Allocation Fund — 11 years
Capital World Bond Fund — 5 years
High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 47 years in total; 45 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years Growth-Income Fund — 26 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 15 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years

110     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years

American Funds Insurance Series / Prospectus     111

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

112     American Funds Insurance Series / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

American Funds Insurance Series / Prospectus     113

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

114     American Funds Insurance Series / Prospectus

Plan of distribution The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series / Prospectus     115

Fund expenses In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

116     American Funds Insurance Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the table includes information for periods prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515.56%				1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050.75%				.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

American Funds Insurance Series / Prospectus     117

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841.35%			1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34			.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35			.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35			1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60			.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59			.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3.59		[6]	.47 [6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60			.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59			.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60			.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60			.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53			.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52			.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53			.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53			.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85			.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84			.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85			.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85			.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353.54%			1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43 [6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

118     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129.76%			1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53 [6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559.42%			2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67			2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65		[6]	2.01 [6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67			2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92			1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75

American Funds Insurance Series / Prospectus     119

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625.65%			2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90			1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	— [7]	.84	[6]	1.20 [6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90			1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057.29%			2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28			1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28			1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29			1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54			1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53			1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2.52		[6]	1.41 [6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53			1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53			1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53			1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54			1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46			1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46			1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46			1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47			1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79			1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78			1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78			1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79			1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
120     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140.66%				2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65				2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91				2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90				2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91			[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91				2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90				2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533.53%				3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

American Funds Insurance Series / Prospectus     121

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730.29%			2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28			2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29			1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29			1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29			1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54			1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53			1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53		[6]	1.69 [6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54			1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53			1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54			1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54			1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54			1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47			2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46			1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47			1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47			1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47			1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79			1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78			1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79			1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79			1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79			1.45
Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134.72%			1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	— [7]	.94	[6]	1.27 [6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

122     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481.39%				2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64				2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62			[6]	2.01 [6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64				2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89				2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
Capital World Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077.58%				2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57				2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83				2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82				2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27 [6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83				2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82				2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

American Funds Insurance Series / Prospectus     123

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525.51%			6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [7]	.72	[6]	5.74 [6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
American Funds Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30	$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210.47%			2.26%
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48			1.97
12/31/2017	10.56	.16	— [8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
Class 1A:
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71			2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73			1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	— [7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72			2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
Class 4:
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97			1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24.98			1.49
12/31/2017	10.48	.11	— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37

124     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30.36%			1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	— [7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	— [7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	— [7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230.61			1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3.54			1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22.86			1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43		$.68	$(.28)	$—	$(.28)	$12.34	5.69%	$1,418.37%			2.07%
12/31/2018	12.08	.24	(.13)		.11	(.25)	—	(.25)	11.94	.91	1,445.36			2.02
12/31/2017	12.05	.21	.01		.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/2016	12.31	.16	.03		.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/2015	12.40	.13	.09		.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
Class 1A:
12/31/2019	11.93	.22	.43		.65	(.26)	—	(.26)	12.32	5.42	2.62			1.82
12/31/2018	12.08	.22	(.14)		.08	(.23)	—	(.23)	11.93	.70	1.61			1.82
12/31/2017[3,4]	12.05	.18	.03		.21	(.18)	—	(.18)	12.08	1.73 [5]	— [7]	.58	[6]	1.53 [6]
Class 2:
12/31/2019	11.82	.22	.42		.64	(.25)	—	(.25)	12.21	5.31	1,343.62			1.82
12/31/2018	11.96	.21	(.14)		.07	(.21)	—	(.21)	11.82	.73	1,323.61			1.77
12/31/2017	11.93	.17	.02		.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/2016	12.20	.13	.02		.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/2015	12.29	.10	.09		.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
Class 3:
12/31/2019	11.97	.23	.43		.66	(.26)	—	(.26)	12.37	5.49	9.55			1.88
12/31/2018	12.11	.22	(.14)		.08	(.22)	—	(.22)	11.97	.71	9.54			1.84
12/31/2017	12.07	.18	.03		.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/2016	12.34	.14	.02		.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/2015	12.43	.11	.09		.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
Class 4:
12/31/2019	11.84	.19	.42		.61	(.23)	—	(.23)	12.22	5.14	124.87			1.56
12/31/2018	11.98	.18	(.12)		.06	(.20)	—	(.20)	11.84	.50	91.86			1.53
12/31/2017	11.96	.14	.01		.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/2016	12.22	.10	.03		.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/2015	12.34	.07	.08		.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56

American Funds Insurance Series / Prospectus     125

	Period ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[12]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Capital World Bond Fund	110	78	74	70	88
American Funds Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

	Period ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[12]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Capital World Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
American Funds Mortgage Fund	350	811	680	713	1103
Ultra-Short Bond Fund	—[13]	—[13]	—[13]	—[11,13]	N/A
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
1 Based on average shares outstanding.

2  Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3 Based on operations for a period that is less than a full year.

4 Class 1A shares began investment operations on January 6, 2017.

5 Not annualized.

6 Annualized.

7 Amount less than $1 million.

8 Amount less than $.01.

9 Amount less than .01%.

10  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11  On May 1, 2016, the fund converted from a cash management fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13 Amount is either less than 1% or there is no turnover.

126     American Funds Insurance Series / Prospectus

Notes

American Funds Insurance Series / Prospectus     127

Notes

128     American Funds Insurance Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA1PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 1A shares May 1, 2020

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund

New World Fund®	Capital World Bond Fund

Blue Chip Income and Growth Fund	High-Income Bond Fund

Global Growth and Income Fund	American Funds Mortgage Fund

Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 18

Global Growth and Income Fund 21

Growth-Income Fund 24

International Growth and Income Fund 27

Capital Income Builder 30

Asset Allocation Fund 34

Global Balanced Fund 37

Bond Fund 41

Capital World Bond Fund 45

High-Income Bond Fund 49

American Funds Mortgage Fund 52

Ultra-Short Bond Fund 56

U.S. Government/AAA-Rated Securities Fund 59

Investment objectives, strategies and risks 63

Management and organization 108

Purchases and redemptions of shares 113

Plan of distribution 115

Other compensation to dealers 115

Fund expenses 116

Investment results 116

Distributions and taxes 116

Financial highlights 117

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.52%
Other expenses	0.30
Total annual fund operating expenses	0.82

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$84	$262	$455	$1,014

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

2     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	35.22%	11.74%	11.13%	9.94%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	6.47

* Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	5 years	Partner – Capital World Investors
Paul Flynn	3 years	Partner – Capital World Investors
Jonathan Knowles	7 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     3

Global Small Capitalization Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.70%
Other expenses	0.31
Total annual fund operating expenses	1.01

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$103	$322	$558	$1,236

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     5

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	31.56%	8.70%	8.81%	9.43%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	24.65	7.85	9.71	7.82

* Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith	1 year	Vice President – Capital Research Global Investors
Bradford F. Freer	2 years	Partner – Capital Research Global Investors
Claudia P. Huntington	7 years	Partner – Capital Research Global Investors
Harold H. La	12 years	Partner – Capital Research Global Investors
Aidan O’Connell	6 years	Partner – Capital Research Global Investors
Gregory W. Wendt	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6     American Funds Insurance Series / Prospectus

Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.32%
Other expenses	0.29
Total annual fund operating expenses	0.61

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$62	$195	$340	$762

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     7

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

8     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	30.79%	14.39%	13.99%	12.64%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     9

International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.49%
Other expenses	0.31
Total annual fund operating expenses	0.80

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$82	$255	$444	$990

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     11

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	22.90%	6.89%	6.04%	7.94%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	5.83

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12     American Funds Insurance Series / Prospectus

New World Fund

Investment objective The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.70%
Other expenses	0.32
Total annual fund operating expenses	1.02
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.84

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$86	$307	$546	$1,232

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     13

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

14     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     15

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified reflects the bond market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	29.11%	7.93%	6.04%	8.22%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.15
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.42	5.61	3.68	7.43
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.05	6.24	6.90	9.15

* Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

16     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	21 years	Partner – Capital World Investors
Wahid Butt	Less than 1 year	Partner – Capital Research Global Investors
Bradford F. Freer	3 years	Partner – Capital Research Global Investors
Nicholas J. Grace	8 years	Partner – Capital Research Global Investors
Jonathan Knowles	Less than 1 year	Partner – Capital World Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
Robert W. Lovelace	Less than 1 year	Partner – Capital International Investors
Kirstie Spence	Less than 1 year	Partner – Capital Fixed Income Investors
Tomonori Tani	2 years	Partner – Capital World Investors
Lisa Thompson	Less than 1 year	Partner – Capital International Investors
Christopher Thomsen	Less than 1 year	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     17

Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.39%
Other expenses	0.29
Total annual fund operating expenses	0.68

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$69	$218	$379	$847

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

18     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     19

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	21.35%	8.38%	11.27%	6.44%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	7.54

* Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20     American Funds Insurance Series / Prospectus

Global Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.60%
Other expenses	0.31
Total annual fund operating expenses	0.91

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$93	$290	$504	$1,120

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     21

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

22     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	31.04%	9.64%	9.87%	7.30%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.95

* Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Cohen	2 years	Partner – Capital World Investors
Bradford F. Freer	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	4 years	Partner – Capital Research Global Investors
Andrew B. Suzman	11 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     23

Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.26%
Other expenses	0.29
Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$56	$176	$307	$689

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

24     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     25

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	26.14%	11.42%	12.54%	11.18%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

26     American Funds Insurance Series / Prospectus

International Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.61%
Other expenses	0.31
Total annual fund operating expenses	0.92

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$94	$293	$509	$1,131

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     27

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

28     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	22.76%	5.49%	5.53%	9.06%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	8.63

* Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Jesper Lyckeus	12 years	Partner – Capital Research Global Investors
David M. Riley	12 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     29

Capital Income Builder

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.49%
Other expenses	0.30
Total annual fund operating expenses	0.79
Fee waiver*	0.26
Total annual fund operating expenses after fee waiver	0.53

*  The investment adviser is currently waiving a portion of its management fee equal to .26% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$54	$226	$413	$954

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

30     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     31

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime*
Fund	17.90%	4.87%	4.28%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.74
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.21
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.21	6.95	6.52
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	21.01	6.20	5.38

* Lifetime returns are from May 1, 2014, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

32     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso	Less than 1 year	Partner – Capital Research Global Investors
Grant L. Cambridge	Less than 1 year	Partner – Capital International Investors
Joyce E. Gordon	Less than 1 year	Partner – Capital Research Global Investors
David A. Hoag	Less than 1 year	Partner – Capital Fixed Income Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
James B. Lovelace	Less than 1 year	Partner – Capital Research Global Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
David M. Riley	Less than 1 year	Partner – Capital Research Global Investors
Bradley J. Vogt	Less than 1 year	Partner – Capital Research Global Investors
Steven T. Watson	2 years	Partner – Capital International Investors
Philip Winston	6 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     33

Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.27%
Other expenses	0.29
Total annual fund operating expenses	0.56

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$57	$179	$313	$701

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal investment strategies In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

34     American Funds Insurance Series / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     35

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 60%/40% S&P 500 Index/Bloomberg Barclays Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the 60%/40% S&P 500 Index/Bloomberg Barclays Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The S&P 500 Index reflects the equity market sectors in which the fund invests. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	21.19%	8.33%	9.92%	8.36%
60%/40% S&P 500 Index/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.18	8.37	9.77	8.60
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	9.97
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.91

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

36     American Funds Insurance Series / Prospectus

Global Balanced Fund

Investment objectives This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.66%
Other expenses	0.32
Total annual fund operating expenses	0.98

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$100	$312	$542	$1,201

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal investment strategies As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     37

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

38     American Funds Insurance Series / Prospectus

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     39

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	Lifetime*
Fund	20.54%	7.02%	6.24%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.63
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	1.70
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.55	6.11	5.40

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	9 years	Partner – Capital World Investors
Paul Flynn	7 years	Partner – Capital World Investors
Thomas H. Høgh	1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart	9 years	Partner – Capital Fixed Income Investors
Anirudh Samsi	2 years	Partner – Capital World Investors
Tomonori Tani	3 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

40     American Funds Insurance Series / Prospectus

Bond Fund

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.36%
Other expenses	0.29
Total annual fund operating expenses	0.65

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$66	$208	$362	$810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     41

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

42     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     43

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	9.36%	3.06%	3.62%	4.46%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

44     American Funds Insurance Series / Prospectus

Capital World Bond Fund

Investment objective The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.53%
Other expenses	0.31
Total annual fund operating expenses	0.84
Fee waiver*	0.10
Total annual fund operating expenses after fee waiver	0.74

*  The investment adviser is currently waiving a portion of its management fee equal to .10% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$76	$258	$456	$1,028

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     45

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

46     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     47

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	7.75%	2.33%	2.61%	3.82%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	2.48	3.59
Lipper Global Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.19	2.51	3.14	N/A
Consumer Price Index	2.29	1.82	1.75	1.80

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	14 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

48     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.47%
Other expenses	0.29
Total annual fund operating expenses	0.76

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$78	$243	$422	$942

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     49

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

50     American Funds Insurance Series / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	12.61%	5.13%	6.26%	8.40%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	6.14	7.55	N/A
Lipper High Yield Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.64	5.10	6.49	7.56

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Tom Chow	5 years	Partner – Capital Fixed Income Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	2 years	Partner – Capital Fixed Income Investors
Shannon Ward	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     51

American Funds Mortgage Fund

Investment objective The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.42%
Other expenses	0.31
Total annual fund operating expenses	0.73
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.55

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$56	$215	$388	$890

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 350% of the average value of its portfolio.

Principal investment strategies Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

52     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series / Prospectus     53

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

54     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	Lifetime*
Fund	5.09%	2.14%	2.43%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.35	2.58	2.83
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.58	1.80	2.14
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.55	1.76	2.13

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	6 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	9 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     55

Ultra-Short Bond Fund

Investment objective The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.32%
Other expenses	0.30
Total annual fund operating expenses	0.62

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$63	$199	$346	$774

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

56     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	1.92%	0.71%	0.12%	3.16%
Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.69	1.34	0.85	N/A
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.95	1.43	1.13	4.39
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.84	0.83	0.43	3.57

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven D. Lotwin	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

58     American Funds Insurance Series / Prospectus

U.S. Government/AAA-Rated Securities Fund

Investment objective The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.34%
Other expenses	0.29
Total annual fund operating expenses	0.63

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$64	$202	$351	$786

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

60     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	5.42%	2.13%	2.74%	5.45%
Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.63	2.45	3.07	6.21
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.30	1.89	2.82	5.30
Consumer Price Index	2.29	1.82	1.75	2.55

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

62     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States

American Funds Insurance Series / Prospectus     63

may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

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The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     65

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth Fund The fund’s investment objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

66     American Funds Insurance Series / Prospectus

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

American Funds Insurance Series / Prospectus     67

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

68     American Funds Insurance Series / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments..

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series / Prospectus     69

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

New World Fund The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. This policy is subject to change only upon 60 days’ written notice to shareholders. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

72     American Funds Insurance Series / Prospectus

the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

American Funds Insurance Series / Prospectus     73

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

74     American Funds Insurance Series / Prospectus

and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series / Prospectus     75

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities

78     American Funds Insurance Series / Prospectus

markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a

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substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The 60%/40% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For

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temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating

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rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency

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exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

High-Income Bond Fund

The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund

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invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Average is composed of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Mortgage Fund The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating

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category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in cash, cash equivalents and/or U.S. Treasury securities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Insurance Series / Prospectus     99

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

100     American Funds Insurance Series / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series / Prospectus     101

Fund comparative indexes — The Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund currently expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

102     American Funds Insurance Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

American Funds Insurance Series / Prospectus     103

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

104     American Funds Insurance Series / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

American Funds Insurance Series / Prospectus     105

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

106     American Funds Insurance Series / Prospectus

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

American Funds Insurance Series / Prospectus     107

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

108     American Funds Insurance Series / Prospectus

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)

American Funds Insurance Series / Prospectus     109

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for:
Asset Allocation Fund — 11 years
Capital World Bond Fund — 5 years
High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 47 years in total; 45 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years Growth-Income Fund — 26 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 15 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years

110     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years

American Funds Insurance Series / Prospectus     111

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

112     American Funds Insurance Series / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

American Funds Insurance Series / Prospectus     113

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

114     American Funds Insurance Series / Prospectus

Plan of distribution The Series has adopted a plan of distribution or “12b-1 plan” for Class 1A shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series' board of trustees. The plan provides for annual expenses of .25% for Class 1A shares; however, the Series' board of trustees has not authorized any payments under the plan.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series / Prospectus     115

Fund expenses In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 1A shares include fees for administrative services provided by the insurance companies that include Class 1A shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 1A share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of ..05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

116     American Funds Insurance Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the table includes information for periods prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515.56%				1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050.75%				.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

American Funds Insurance Series / Prospectus     117

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841.35%			1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34			.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35			.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35			1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60			.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59			.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3.59		[6]	.47 [6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60			.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59			.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60			.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60			.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53			.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52			.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53			.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53			.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85			.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84			.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85			.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85			.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353.54%			1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43 [6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

118     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129.76%			1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53 [6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559.42%			2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67			2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65		[6]	2.01 [6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67			2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92			1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75

American Funds Insurance Series / Prospectus     119

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625.65%			2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90			1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	— [7]	.84	[6]	1.20 [6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90			1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057.29%			2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28			1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28			1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29			1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54			1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53			1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2.52		[6]	1.41 [6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53			1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53			1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53			1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54			1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46			1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46			1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46			1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47			1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79			1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78			1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78			1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79			1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
120     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140.66%				2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65				2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91				2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90				2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91			[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91				2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90				2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533.53%				3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

American Funds Insurance Series / Prospectus     121

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730.29%			2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28			2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29			1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29			1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29			1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54			1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53			1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53		[6]	1.69 [6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54			1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53			1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54			1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54			1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54			1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47			2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46			1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47			1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47			1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47			1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79			1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78			1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79			1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79			1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79			1.45
Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134.72%			1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	— [7]	.94	[6]	1.27 [6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

122     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481.39%				2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64				2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62			[6]	2.01 [6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64				2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89				2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
Capital World Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077.58%				2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57				2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83				2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82				2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27 [6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83				2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82				2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

American Funds Insurance Series / Prospectus     123

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525.51%			6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [7]	.72	[6]	5.74 [6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
American Funds Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30	$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210.47%			2.26%
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48			1.97
12/31/2017	10.56	.16	— [8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
Class 1A:
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71			2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73			1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	— [7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72			2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
Class 4:
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97			1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24.98			1.49
12/31/2017	10.48	.11	— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37

124     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30.36%			1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	— [7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	— [7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	— [7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230.61			1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3.54			1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22.86			1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43		$.68	$(.28)	$—	$(.28)	$12.34	5.69%	$1,418.37%			2.07%
12/31/2018	12.08	.24	(.13)		.11	(.25)	—	(.25)	11.94	.91	1,445.36			2.02
12/31/2017	12.05	.21	.01		.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/2016	12.31	.16	.03		.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/2015	12.40	.13	.09		.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
Class 1A:
12/31/2019	11.93	.22	.43		.65	(.26)	—	(.26)	12.32	5.42	2.62			1.82
12/31/2018	12.08	.22	(.14)		.08	(.23)	—	(.23)	11.93	.70	1.61			1.82
12/31/2017[3,4]	12.05	.18	.03		.21	(.18)	—	(.18)	12.08	1.73 [5]	— [7]	.58	[6]	1.53 [6]
Class 2:
12/31/2019	11.82	.22	.42		.64	(.25)	—	(.25)	12.21	5.31	1,343.62			1.82
12/31/2018	11.96	.21	(.14)		.07	(.21)	—	(.21)	11.82	.73	1,323.61			1.77
12/31/2017	11.93	.17	.02		.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/2016	12.20	.13	.02		.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/2015	12.29	.10	.09		.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
Class 3:
12/31/2019	11.97	.23	.43		.66	(.26)	—	(.26)	12.37	5.49	9.55			1.88
12/31/2018	12.11	.22	(.14)		.08	(.22)	—	(.22)	11.97	.71	9.54			1.84
12/31/2017	12.07	.18	.03		.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/2016	12.34	.14	.02		.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/2015	12.43	.11	.09		.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
Class 4:
12/31/2019	11.84	.19	.42		.61	(.23)	—	(.23)	12.22	5.14	124.87			1.56
12/31/2018	11.98	.18	(.12)		.06	(.20)	—	(.20)	11.84	.50	91.86			1.53
12/31/2017	11.96	.14	.01		.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/2016	12.22	.10	.03		.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/2015	12.34	.07	.08		.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56

American Funds Insurance Series / Prospectus     125

	Period ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[12]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Capital World Bond Fund	110	78	74	70	88
American Funds Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

	Period ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[12]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Capital World Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
American Funds Mortgage Fund	350	811	680	713	1103
Ultra-Short Bond Fund	—[13]	—[13]	—[13]	—[11,13]	N/A
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
1 Based on average shares outstanding.

2  Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3 Based on operations for a period that is less than a full year.

4 Class 1A shares began investment operations on January 6, 2017.

5 Not annualized.

6 Annualized.

7 Amount less than $1 million.

8 Amount less than $.01.

9 Amount less than .01%.

10  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11  On May 1, 2016, the fund converted from a cash management fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13 Amount is either less than 1% or there is no turnover.

126     American Funds Insurance Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA5PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 2 shares May 1, 2020

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund

New World Fund®	Capital World Bond Fund

Blue Chip Income and Growth Fund	High-Income Bond Fund

Global Growth and Income Fund	American Funds Mortgage Fund

Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 17

Global Growth and Income Fund 20

Growth-Income Fund 23

International Growth and Income Fund 26

Capital Income Builder 29

Asset Allocation Fund 33

Global Balanced Fund 37

Bond Fund 41

Capital World Bond Fund 45

High-Income Bond Fund 49

American Funds Mortgage Fund 52

Ultra-Short Bond Fund 56

U.S. Government/AAA-Rated Securities Fund 59

Investment objectives, strategies and risks 63

Management and organization 107

Purchases and redemptions of shares 112

Plan of distribution 114

Other compensation to dealers 115

Fund expenses 116

Investment results 116

Distributions and taxes 116

Financial highlights 117

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.52%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses	0.82

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$84	$262	$455	$1,014

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

2     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/97)	35.28%	11.72%	11.12%	9.94%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	6.47

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	5 years	Partner – Capital World Investors
Paul Flynn	3 years	Partner – Capital World Investors
Jonathan Knowles	7 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     3

Global Small Capitalization Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.70%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	1.01

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$103	$322	$558	$1,236

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     5

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 4/30/98)	31.52%	8.68%	8.80%	9.43%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	24.65	7.85	9.71	7.82

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith	1 year	Vice President – Capital Research Global Investors
Bradford F. Freer	2 years	Partner – Capital Research Global Investors
Claudia P. Huntington	7 years	Partner – Capital Research Global Investors
Harold H. La	12 years	Partner – Capital Research Global Investors
Aidan O’Connell	6 years	Partner – Capital Research Global Investors
Gregory W. Wendt	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6     American Funds Insurance Series / Prospectus

Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.61

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$62	$195	$340	$762

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     7

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

8     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	30.77%	14.38%	13.98%	12.64%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     9

International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.49%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.80

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$82	$255	$444	$990

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     11

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	22.88%	6.87%	6.03%	7.94%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	5.83

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12     American Funds Insurance Series / Prospectus

New World Fund

Investment objective The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.70%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.07
Total annual fund operating expenses	1.02
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.84

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$86	$307	$546	$1,232

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     13

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

14     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     15

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified reflects the bond market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 6/17/99)	29.15%	7.94%	6.03%	8.22%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.15
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.42	5.61	3.68	7.43
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.05	6.24	6.90	9.15

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	21 years	Partner – Capital World Investors
Wahid Butt	Less than 1 year	Partner – Capital Research Global Investors
Bradford F. Freer	3 years	Partner – Capital Research Global Investors
Nicholas J. Grace	8 years	Partner – Capital Research Global Investors
Jonathan Knowles	Less than 1 year	Partner – Capital World Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
Robert W. Lovelace	Less than 1 year	Partner – Capital International Investors
Kirstie Spence	Less than 1 year	Partner – Capital Fixed Income Investors
Tomonori Tani	2 years	Partner – Capital World Investors
Lisa Thompson	Less than 1 year	Partner – Capital International Investors
Christopher Thomsen	Less than 1 year	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16     American Funds Insurance Series / Prospectus

Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.39%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.68

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$69	$218	$379	$847

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     17

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

18     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 7/5/01)	21.38%	8.38%	11.27%	6.44%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	7.54

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     19

Global Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.60%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.91

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$93	$290	$504	$1,120

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

20     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     21

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2018:	1 year	5 years	10 years	Lifetime
Fund (inception date — 5/1/06)	31.14%	9.61%	9.86%	7.29%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.95

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Cohen	2 years	Partner – Capital World Investors
Bradford F. Freer	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	4 years	Partner – Capital Research Global Investors
Andrew B. Suzman	11 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

22     American Funds Insurance Series / Prospectus

Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.26%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$56	$176	$307	$689

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     23

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

24     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	26.14%	11.40%	12.53%	11.18%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     25

International Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.61%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.92

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$94	$293	$509	$1,131

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

26     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     27

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 11/18/08)	22.76%	5.46%	5.52%	9.04%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	8.63

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Jesper Lyckeus	12 years	Partner – Capital Research Global Investors
David M. Riley	12 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

28     American Funds Insurance Series / Prospectus

Capital Income Builder

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.49%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses	0.79
Fee waiver*	0.26
Total annual fund operating expenses after fee waiver	0.53

*  The investment adviser is currently waiving a portion of its management fee equal to .26% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$54	$226	$413	$954

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     29

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

30     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/1/14)	17.89%	4.94%	4.37%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.74
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.21
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.21	6.95	6.52
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	21.01	6.20	5.38

American Funds Insurance Series / Prospectus     31

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso	Less than 1 year	Partner – Capital Research Global Investors
Grant L. Cambridge	Less than 1 year	Partner – Capital International Investors
Joyce E. Gordon	Less than 1 year	Partner – Capital Research Global Investors
David A. Hoag	Less than 1 year	Partner – Capital Fixed Income Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
James B. Lovelace	Less than 1 year	Partner – Capital Research Global Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
David M. Riley	Less than 1 year	Partner – Capital Research Global Investors
Bradley J. Vogt	Less than 1 year	Partner – Capital Research Global Investors
Steven T. Watson	2 years	Partner – Capital International Investors
Philip Winston	6 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

32     American Funds Insurance Series / Prospectus

Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.56

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$57	$179	$313	$701

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal investment strategies In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     33

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

34     American Funds Insurance Series / Prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     35

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 60%/40% S&P 500 Index/Bloomberg Barclays Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the 60%/40% S&P 500 Index/Bloomberg Barclays Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The S&P 500 Index reflects the equity market sectors in which the fund invests. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	21.23%	8.32%	9.92%	8.36%
60%/40% S&P 500 Index/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.18	8.37	9.77	8.60
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	9.97
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.91

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

36     American Funds Insurance Series / Prospectus

Global Balanced Fund

Investment objectives This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.66%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.07
Total annual fund operating expenses	0.98

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$100	$312	$542	$1,201

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal investment strategies As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     37

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

38     American Funds Insurance Series / Prospectus

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     39

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/2/11)	20.44%	6.97%	6.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.63
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	1.70
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.55	6.11	5.40

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	9 years	Partner – Capital World Investors
Paul Flynn	7 years	Partner – Capital World Investors
Thomas H. Høgh	1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart	9 years	Partner – Capital Fixed Income Investors
Anirudh Samsi	2 years	Partner – Capital World Investors
Tomonori Tani	3 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

40     American Funds Insurance Series / Prospectus

Bond Fund

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.36%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.65

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$66	$208	$362	$810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     41

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

42     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     43

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	9.36%	3.05%	3.60%	4.46%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

44     American Funds Insurance Series / Prospectus

Capital World Bond Fund

Investment objective The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.53%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.84
Fee waiver*	0.10
Total annual fund operating expenses after fee waiver	0.74

*  The investment adviser is currently waiving a portion of its management fee equal to .10% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$76	$258	$456	$1,028

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     45

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

46     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     47

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	7.77%	2.29%	2.59%	3.81%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	2.48	3.59
Lipper Global Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.19	2.51	3.14	N/A
Consumer Price Index	2.29	1.82	1.75	1.80

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	14 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

48     American Funds Insurance Series / Prospectus

High-Income Bond Fund

Investment objectives The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.47%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.76

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$78	$243	$422	$942

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     49

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or

50     American Funds Insurance Series / Prospectus

incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	12.55%	5.09%	6.25%	8.40%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	6.14	7.55	N/A
Lipper High Yield Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.64	5.10	6.49	7.56

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Tom Chow	5 years	Partner – Capital Fixed Income Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	2 years	Partner – Capital Fixed Income Investors
Shannon Ward	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     51

American Funds Mortgage Fund

Investment objective The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.42%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.73
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.55

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$56	$215	$388	$890

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 350% of the average value of its portfolio.

Principal investment strategies Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

52     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series / Prospectus     53

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

54     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date — 5/2/11)	5.04%	2.12%	2.43%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.35	2.58	2.83
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.58	1.80	2.14
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.55	1.76	2.13

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	6 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	9 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     55

Ultra-Short Bond Fund

Investment objective The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.05
Total annual fund operating expenses	0.62

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$63	$199	$346	$774

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

56     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     57

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	1.62%	0.56%	0.05%	3.14%
Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.69	1.34	0.85	N/A
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.95	1.43	1.13	4.39
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.84	0.83	0.43	3.57

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven D. Lotwin	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

58     American Funds Insurance Series / Prospectus

U.S. Government/AAA-Rated Securities Fund

Investment objective The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.34%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.63

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$64	$202	$351	$786

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

60     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	5.31%	2.07%	2.72%	5.45%
Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.63	2.45	3.07	6.21
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.30	1.89	2.82	5.30
Consumer Price Index	2.29	1.82	1.75	2.55

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

62     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States

American Funds Insurance Series / Prospectus     63

may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

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The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     65

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth Fund The fund’s investment objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

66     American Funds Insurance Series / Prospectus

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

68     American Funds Insurance Series / Prospectus

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Insurance Series / Prospectus     69

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

New World Fund The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

70     American Funds Insurance Series / Prospectus

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. This policy is subject to change only upon 60 days’ written notice to shareholders. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

72     American Funds Insurance Series / Prospectus

the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

74     American Funds Insurance Series / Prospectus

and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

76     American Funds Insurance Series / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities

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markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a

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substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The 60%/40% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For

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temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating

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rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency

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exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such

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as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or

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incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

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Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be

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more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

High-Income Bond Fund The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if,

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in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual

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credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Average is composed of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in cash, cash equivalents and/or U.S. Treasury securities. A larger

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percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number

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and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The

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fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund currently expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency

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blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to

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maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

104     American Funds Insurance Series / Prospectus

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its

American Funds Insurance Series / Prospectus     105

position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

106     American Funds Insurance Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series / Prospectus     107

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)

108     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for:
Asset Allocation Fund — 11 years
Capital World Bond Fund — 5 years
High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 47 years in total; 45 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years Growth-Income Fund — 26 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 15 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years

American Funds Insurance Series / Prospectus     109

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years

110     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     111

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

112     American Funds Insurance Series / Prospectus

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

American Funds Insurance Series / Prospectus     113

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution The Series has adopted a plan of distribution or “12b-1 plan” for Class 2 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the most recent fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

114     American Funds Insurance Series / Prospectus

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series / Prospectus     115

Fund expenses In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

116     American Funds Insurance Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the table includes information for periods prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515.56%				1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050.75%				.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

American Funds Insurance Series / Prospectus     117

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841.35%			1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34			.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35			.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35			1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60			.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59			.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3.59		[6]	.47 [6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60			.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59			.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60			.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60			.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53			.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52			.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53			.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53			.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85			.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84			.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85			.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85			.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353.54%			1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43 [6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

118     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129.76%			1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53 [6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559.42%			2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67			2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65		[6]	2.01 [6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67			2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92			1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75

American Funds Insurance Series / Prospectus     119

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625.65%			2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90			1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	— [7]	.84	[6]	1.20 [6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90			1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057.29%			2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28			1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28			1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29			1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54			1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53			1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2.52		[6]	1.41 [6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53			1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53			1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53			1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54			1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46			1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46			1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46			1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47			1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79			1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78			1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78			1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79			1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
120     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140.66%				2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65				2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91				2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90				2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91			[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91				2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90				2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533.53%				3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

American Funds Insurance Series / Prospectus     121

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730.29%			2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28			2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29			1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29			1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29			1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54			1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53			1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53		[6]	1.69 [6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54			1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53			1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54			1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54			1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54			1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47			2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46			1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47			1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47			1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47			1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79			1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78			1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79			1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79			1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79			1.45
Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134.72%			1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	— [7]	.94	[6]	1.27 [6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

122     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481.39%				2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64				2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62			[6]	2.01 [6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64				2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89				2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
Capital World Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077.58%				2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57				2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83				2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82				2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27 [6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83				2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82				2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

American Funds Insurance Series / Prospectus     123

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525.51%			6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [7]	.72	[6]	5.74 [6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
American Funds Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30	$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210.47%			2.26%
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48			1.97
12/31/2017	10.56	.16	— [8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
Class 1A:
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71			2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73			1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	— [7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72			2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
Class 4:
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97			1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24.98			1.49
12/31/2017	10.48	.11	— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37

124     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30.36%			1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	— [7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	— [7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	— [7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230.61			1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3.54			1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22.86			1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43		$.68	$(.28)	$—	$(.28)	$12.34	5.69%	$1,418.37%			2.07%
12/31/2018	12.08	.24	(.13)		.11	(.25)	—	(.25)	11.94	.91	1,445.36			2.02
12/31/2017	12.05	.21	.01		.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/2016	12.31	.16	.03		.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/2015	12.40	.13	.09		.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
Class 1A:
12/31/2019	11.93	.22	.43		.65	(.26)	—	(.26)	12.32	5.42	2.62			1.82
12/31/2018	12.08	.22	(.14)		.08	(.23)	—	(.23)	11.93	.70	1.61			1.82
12/31/2017[3,4]	12.05	.18	.03		.21	(.18)	—	(.18)	12.08	1.73 [5]	— [7]	.58	[6]	1.53 [6]
Class 2:
12/31/2019	11.82	.22	.42		.64	(.25)	—	(.25)	12.21	5.31	1,343.62			1.82
12/31/2018	11.96	.21	(.14)		.07	(.21)	—	(.21)	11.82	.73	1,323.61			1.77
12/31/2017	11.93	.17	.02		.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/2016	12.20	.13	.02		.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/2015	12.29	.10	.09		.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
Class 3:
12/31/2019	11.97	.23	.43		.66	(.26)	—	(.26)	12.37	5.49	9.55			1.88
12/31/2018	12.11	.22	(.14)		.08	(.22)	—	(.22)	11.97	.71	9.54			1.84
12/31/2017	12.07	.18	.03		.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/2016	12.34	.14	.02		.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/2015	12.43	.11	.09		.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
Class 4:
12/31/2019	11.84	.19	.42		.61	(.23)	—	(.23)	12.22	5.14	124.87			1.56
12/31/2018	11.98	.18	(.12)		.06	(.20)	—	(.20)	11.84	.50	91.86			1.53
12/31/2017	11.96	.14	.01		.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/2016	12.22	.10	.03		.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/2015	12.34	.07	.08		.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56

American Funds Insurance Series / Prospectus     125

	Period ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[12]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Capital World Bond Fund	110	78	74	70	88
American Funds Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

	Period ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[12]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Capital World Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
American Funds Mortgage Fund	350	811	680	713	1103
Ultra-Short Bond Fund	—[13]	—[13]	—[13]	—[11,13]	N/A
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
1 Based on average shares outstanding.

2  Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3 Based on operations for a period that is less than a full year.

4 Class 1A shares began investment operations on January 6, 2017.

5 Not annualized.

6 Annualized.

7 Amount less than $1 million.

8 Amount less than $.01.

9 Amount less than .01%.

10  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11  On May 1, 2016, the fund converted from a cash management fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13 Amount is either less than 1% or there is no turnover.

126     American Funds Insurance Series / Prospectus

Notes

American Funds Insurance Series / Prospectus     127

Notes

128     American Funds Insurance Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA2PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 3 shares May 1, 2020

Growth Fund
International Fund
Growth-Income Fund
Asset Allocation Fund
High-Income Bond Fund
Ultra-Short Bond Fund
U.S. Government/AAA-Rated Securities Fund

Summaries: Growth Fund 1 International Fund 4 Growth-Income Fund 7 Asset Allocation Fund 10 High-Income Bond Fund 14 Ultra-Short Bond Fund 17 U.S. Government/AAA-Rated Securities Fund 20

Investment objectives, strategies and risks 24

Management and organization 41

Purchases and redemptions of shares 46

Plan of distribution 48

Other compensation to dealers 48

Fund expenses 49

Investment results 49

Distributions and taxes 49

Financial highlights 50

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.54

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$155	$173	$302	$677

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

2     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	30.86%	14.46%	14.06%	12.72%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     3

International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.49%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.06
Total annual fund operating expenses	0.73

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$175	$233	$406	$906

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     5

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	23.05%	6.95%	6.10%	8.02%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	5.83

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6     American Funds Insurance Series / Prospectus

Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.26%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.48

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$149	$154	$269	$604

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     7

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

8     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	26.24%	11.48%	12.61%	11.26%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     9

Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.27%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.49

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$150	$157	$274	$616

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal investment strategies In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series / Prospectus     11

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

12     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 60%/40% S&P 500 Index/Bloomberg Barclays Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the 60%/40% S&P 500 Index/Bloomberg Barclays Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The S&P 500 Index reflects the equity market sectors in which the fund invests. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	21.30%	8.40%	10.00%	8.44%
60%/40% S&P 500 Index/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.18	8.37	9.77	8.60
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	9.97
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.91

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     13

High-Income Bond Fund

Investment objectives The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.47%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.69

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$170	$221	$384	$859

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

14     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     15

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	12.70%	5.18%	6.32%	8.47%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	6.14	7.55	N/A
Lipper High Yield Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.64	5.10	6.49	7.56

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Tom Chow	5 years	Partner – Capital Fixed Income Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	2 years	Partner – Capital Fixed Income Investors
Shannon Ward	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

16     American Funds Insurance Series / Prospectus

Ultra-Short Bond Fund

Investment objective The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.05
Total annual fund operating expenses	0.55

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$156	$176	$307	$689

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

American Funds Insurance Series / Prospectus     17

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

18     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	1.76%	0.62%	0.12%	3.21%
Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.69	1.34	0.85	N/A
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.95	1.43	1.13	4.39
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.84	0.83	0.43	3.57

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven D. Lotwin	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     19

U.S. Government/AAA-Rated Securities Fund

Investment objective The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.34%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.04
Total annual fund operating expenses	0.56

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$157	$179	$313	$701

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

20     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Insurance Series / Prospectus     21

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

22     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	5.49%	2.15%	2.79%	5.52%
Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.63	2.45	3.07	6.21
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.30	1.89	2.82	5.30
Consumer Price Index	2.29	1.82	1.75	2.55

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 3 shares began investment operations on January 16, 2004; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     23

Investment objectives, strategies and risks

Growth Fund The fund’s investment objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

24     American Funds Insurance Series / Prospectus

securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

American Funds Insurance Series / Prospectus     25

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

26     American Funds Insurance Series / Prospectus

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular

American Funds Insurance Series / Prospectus     27

industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings

28     American Funds Insurance Series / Prospectus

may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

American Funds Insurance Series / Prospectus     29

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other

30     American Funds Insurance Series / Prospectus

countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and

American Funds Insurance Series / Prospectus     31

developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The 60%/40% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

High-Income Bond Fund The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

32     American Funds Insurance Series / Prospectus

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

American Funds Insurance Series / Prospectus     33

securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Average is composed of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

34     American Funds Insurance Series / Prospectus

Ultra-Short Bond Fund The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund currently expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by

American Funds Insurance Series / Prospectus     35

government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average

36     American Funds Insurance Series / Prospectus

maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

American Funds Insurance Series / Prospectus     37

and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or

38     American Funds Insurance Series / Prospectus

price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings

American Funds Insurance Series / Prospectus     39

may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

40     American Funds Insurance Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series / Prospectus     41

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)

42     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for:
Asset Allocation Fund — 11 years
Capital World Bond Fund — 5 years
High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 47 years in total; 45 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years Growth-Income Fund — 26 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 15 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years

American Funds Insurance Series / Prospectus     43

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years

44     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     45

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

46     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series / Prospectus     47

Plan of distribution The Series has adopted a plan of distribution or “12b-1 plan” for Class 3 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .18% for Class 3 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the most recent fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 3 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

48     American Funds Insurance Series / Prospectus

Fund expenses In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     49

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the table includes information for periods prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515.56%				1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050.75%				.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

50     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841.35%			1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34			.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35			.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35			1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60			.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59			.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3.59		[6]	.47 [6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60			.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59			.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60			.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60			.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53			.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52			.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53			.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53			.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85			.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84			.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85			.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85			.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353.54%			1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43 [6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

American Funds Insurance Series / Prospectus     51

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129.76%			1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53 [6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559.42%			2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67			2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65		[6]	2.01 [6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67			2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92			1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75
52     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625.65%			2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90			1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	— [7]	.84	[6]	1.20 [6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90			1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057.29%			2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28			1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28			1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29			1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54			1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53			1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2.52		[6]	1.41 [6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53			1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53			1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53			1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54			1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46			1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46			1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46			1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47			1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79			1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78			1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78			1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79			1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25

American Funds Insurance Series / Prospectus     53

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140.66%				2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65				2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91				2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90				2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91			[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91				2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90				2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533.53%				3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

54     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730.29%			2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28			2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29			1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29			1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29			1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54			1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53			1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53		[6]	1.69 [6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54			1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53			1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54			1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54			1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54			1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47			2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46			1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47			1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47			1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47			1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79			1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78			1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79			1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79			1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79			1.45
Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134.72%			1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	— [7]	.94	[6]	1.27 [6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

American Funds Insurance Series / Prospectus     55

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481.39%				2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64				2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62			[6]	2.01 [6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64				2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89				2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
Capital World Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077.58%				2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57				2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83				2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82				2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27 [6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83				2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82				2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

56     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525.51%			6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [7]	.72	[6]	5.74 [6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
American Funds Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30	$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210.47%			2.26%
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48			1.97
12/31/2017	10.56	.16	— [8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
Class 1A:
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71			2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73			1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	— [7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72			2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
Class 4:
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97			1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24.98			1.49
12/31/2017	10.48	.11	— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37

American Funds Insurance Series / Prospectus     57

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30.36%			1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	— [7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	— [7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	— [7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230.61			1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3.54			1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22.86			1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43		$.68	$(.28)	$—	$(.28)	$12.34	5.69%	$1,418.37%			2.07%
12/31/2018	12.08	.24	(.13)		.11	(.25)	—	(.25)	11.94	.91	1,445.36			2.02
12/31/2017	12.05	.21	.01		.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/2016	12.31	.16	.03		.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/2015	12.40	.13	.09		.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
Class 1A:
12/31/2019	11.93	.22	.43		.65	(.26)	—	(.26)	12.32	5.42	2.62			1.82
12/31/2018	12.08	.22	(.14)		.08	(.23)	—	(.23)	11.93	.70	1.61			1.82
12/31/2017[3,4]	12.05	.18	.03		.21	(.18)	—	(.18)	12.08	1.73 [5]	— [7]	.58	[6]	1.53 [6]
Class 2:
12/31/2019	11.82	.22	.42		.64	(.25)	—	(.25)	12.21	5.31	1,343.62			1.82
12/31/2018	11.96	.21	(.14)		.07	(.21)	—	(.21)	11.82	.73	1,323.61			1.77
12/31/2017	11.93	.17	.02		.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/2016	12.20	.13	.02		.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/2015	12.29	.10	.09		.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
Class 3:
12/31/2019	11.97	.23	.43		.66	(.26)	—	(.26)	12.37	5.49	9.55			1.88
12/31/2018	12.11	.22	(.14)		.08	(.22)	—	(.22)	11.97	.71	9.54			1.84
12/31/2017	12.07	.18	.03		.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/2016	12.34	.14	.02		.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/2015	12.43	.11	.09		.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
Class 4:
12/31/2019	11.84	.19	.42		.61	(.23)	—	(.23)	12.22	5.14	124.87			1.56
12/31/2018	11.98	.18	(.12)		.06	(.20)	—	(.20)	11.84	.50	91.86			1.53
12/31/2017	11.96	.14	.01		.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/2016	12.22	.10	.03		.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/2015	12.34	.07	.08		.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56
58     American Funds Insurance Series / Prospectus

	Period ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[12]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Capital World Bond Fund	110	78	74	70	88
American Funds Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

	Period ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[12]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Capital World Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
American Funds Mortgage Fund	350	811	680	713	1103
Ultra-Short Bond Fund	—[13]	—[13]	—[13]	—[11,13]	N/A
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901

1 Based on average shares outstanding.

2  Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3 Based on operations for a period that is less than a full year.

4 Class 1A shares began investment operations on January 6, 2017.

5 Not annualized.

6 Annualized.

7 Amount less than $1 million.

8 Amount less than $.01.

9 Amount less than .01%.

10  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11  On May 1, 2016, the fund converted from a cash management fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13 Amount is either less than 1% or there is no turnover.

American Funds Insurance Series / Prospectus     59

Notes

60     American Funds Insurance Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA3PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class 4 shares May 1, 2020

Global Growth Fund	Capital Income Builder®
Global Small Capitalization Fund	Asset Allocation Fund
Growth Fund	Global Balanced Fund
International Fund	Bond Fund

New World Fund®	Capital World Bond Fund

Blue Chip Income and Growth Fund	High-Income Bond Fund

Global Growth and Income Fund	American Funds Mortgage Fund

Growth-Income Fund	Ultra-Short Bond Fund
International Growth and Income Fund	U.S. Government/AAA-Rated Securities Fund

Summaries:

Global Growth Fund 1

Global Small Capitalization Fund 4

Growth Fund 7

International Fund 10

New World Fund 13

Blue Chip Income and Growth Fund 18

Global Growth and Income Fund 21

Growth-Income Fund 24

International Growth and Income Fund 27

Capital Income Builder 30

Asset Allocation Fund 34

Global Balanced Fund 38

Bond Fund 42

Capital World Bond Fund 46

High-Income Bond Fund 50

American Funds Mortgage Fund 53

Ultra-Short Bond Fund 57

U.S. Government/AAA-Rated Securities Fund 60

Investment objectives, strategies and risks 64

Management and organization 109

Purchases and redemptions of shares 114

Plan of distribution 117

Other compensation to dealers 117

Fund expenses 118

Investment results 118

Distributions and taxes 118

Financial highlights 119

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Global Growth Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.52%
Distribution fees	0.25
Other expenses	0.30
Total annual fund operating expenses	1.07

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$109	$340	$590	$1,306

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

2     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	34.87%	11.44%	10.89%	9.68%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	6.47

* Lifetime returns are from April 30, 1997, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Patrice Collette	5 years	Partner – Capital World Investors
Paul Flynn	3 years	Partner – Capital World Investors
Jonathan Knowles	7 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     3

Global Small Capitalization Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.70%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	1.26

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$128	$400	$692	$1,523

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

4     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     5

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	31.24%	8.41%	8.54%	9.16%
MSCI All Country World Small Cap Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	24.65	7.85	9.71	7.82

* Lifetime returns are from April 30, 1998, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith	1 year	Vice President – Capital Research Global Investors
Bradford F. Freer	2 years	Partner – Capital Research Global Investors
Claudia P. Huntington	7 years	Partner – Capital Research Global Investors
Harold H. La	12 years	Partner – Capital Research Global Investors
Aidan O’Connell	6 years	Partner – Capital Research Global Investors
Gregory W. Wendt	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

6     American Funds Insurance Series / Prospectus

Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.86

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$88	$274	$477	$1,061

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     7

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

8     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	30.44%	14.10%	13.72%	12.37%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     9

International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.49%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	1.05

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$107	$334	$579	$1,283

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

10     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     11

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	22.67%	6.61%	5.79%	7.68%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	5.83

* Lifetime returns are from May 1, 1990, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

12     American Funds Insurance Series / Prospectus

New World Fund

Investment objective The fund’s investment objective is long-term capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.70%
Distribution fees	0.25
Other expenses	0.32
Total annual fund operating expenses	1.27
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	1.09

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$111	$385	$680	$1,518

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     13

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

14     American Funds Insurance Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     15

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors in which the fund invests. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified reflects the bond market sectors in which the fund invests. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	28.82%	7.67%	5.78%	7.95%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.15
MSCI Emerging Markets Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.42	5.61	3.68	7.43
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.05	6.24	6.90	9.15

* Lifetime returns are from June 17, 1999, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

16     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	21 years	Partner – Capital World Investors
Wahid Butt	Less than 1 year	Partner – Capital Research Global Investors
Bradford F. Freer	3 years	Partner – Capital Research Global Investors
Nicholas J. Grace	8 years	Partner – Capital Research Global Investors
Jonathan Knowles	Less than 1 year	Partner – Capital World Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
Robert W. Lovelace	Less than 1 year	Partner – Capital International Investors
Kirstie Spence	Less than 1 year	Partner – Capital Fixed Income Investors
Tomonori Tani	2 years	Partner – Capital World Investors
Lisa Thompson	Less than 1 year	Partner – Capital International Investors
Christopher Thomsen	Less than 1 year	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     17

Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.39%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.93

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$95	$296	$515	$1,143

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

18     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     19

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	21.03%	8.09%	11.04%	6.20%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	7.54

* Lifetime returns are from July 5, 2001, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20     American Funds Insurance Series / Prospectus

Global Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.60%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	1.16

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$118	$368	$638	$1,409

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     21

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

22     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	30.73%	9.32%	9.60%	7.04%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	8.79	5.95

* Lifetime returns are from May 1, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Cohen	2 years	Partner – Capital World Investors
Bradford F. Freer	6 years	Partner – Capital Research Global Investors
Nicholas J. Grace	4 years	Partner – Capital Research Global Investors
Andrew B. Suzman	11 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     23

Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.26%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.80

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$82	$255	$444	$990

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

24     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     25

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	25.86%	11.12%	12.26%	10.91%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	11.45

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

26     American Funds Insurance Series / Prospectus

International Growth and Income Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.61%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	1.17

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$119	$372	$644	$1,420

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     27

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

28     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	22.47%	5.20%	5.30%	8.81%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.97	8.63

* Lifetime returns are from November 18, 2008, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
Jesper Lyckeus	12 years	Partner – Capital Research Global Investors
David M. Riley	12 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     29

Capital Income Builder

Investment objectives The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.49%
Distribution fees	0.25
Other expenses	0.30
Total annual fund operating expenses	1.04
Fee waiver*	0.26
Total annual fund operating expenses after fee waiver	0.78

*  The investment adviser is currently waiving a portion of its management fee equal to .26% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$80	$305	$549	$1,247

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

30     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     31

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 70% of the MSCI All Country World Index (ACWI) and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. The Lipper Global Equity Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception – 5/1/14)	17.62%	4.61%	4.01%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.74
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.21
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.21	6.95	6.52
Lipper Global Equity Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	21.01	6.20	5.38

32     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alfonso Barroso	Less than 1 year	Partner – Capital Research Global Investors
Grant L. Cambridge	Less than 1 year	Partner – Capital International Investors
Joyce E. Gordon	Less than 1 year	Partner – Capital Research Global Investors
David A. Hoag	Less than 1 year	Partner – Capital Fixed Income Investors
Winnie Kwan	Less than 1 year	Partner – Capital Research Global Investors
James B. Lovelace	Less than 1 year	Partner – Capital Research Global Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
David M. Riley	Less than 1 year	Partner – Capital Research Global Investors
Bradley J. Vogt	Less than 1 year	Partner – Capital Research Global Investors
Steven T. Watson	2 years	Partner – Capital International Investors
Philip Winston	6 years	Partner – Capital International Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     33

Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.27%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.81

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$83	$259	$450	$1,002

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal investment strategies In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

34     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Insurance Series / Prospectus     35

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

36     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the 60%/40% S&P 500 Index/Bloomberg Barclays Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the 60%/40% S&P 500 Index/Bloomberg Barclays Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The S&P 500 Index reflects the equity market sectors in which the fund invests. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	20.92%	8.05%	9.69%	8.11%
60%/40% S&P 500 Index/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.18	8.37	9.77	8.60
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.56	9.97
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.91

* Lifetime returns are from August 1, 1989, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     37

Global Balanced Fund

Investment objectives This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.66%
Distribution fees	0.25
Other expenses	0.32
Total annual fund operating expenses	1.23

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$125	$390	$676	$1,489

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal investment strategies As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

38     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

American Funds Insurance Series / Prospectus     39

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

40     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI ACWI/Bloomberg Barclays Index is a composite blend of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index and represents a broad measure of the global stock and bond markets, including market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime*
Fund	20.21%	6.76%	6.09%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	8.41	7.63
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	1.70
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.55	6.11	5.40

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum	9 years	Partner – Capital World Investors
Paul Flynn	7 years	Partner – Capital World Investors
Thomas H. Høgh	1 year	Partner – Capital Fixed Income Investors
Robert H. Neithart	9 years	Partner – Capital Fixed Income Investors
Anirudh Samsi	2 years	Partner – Capital World Investors
Tomonori Tani	3 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     41

Bond Fund

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.36%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.90

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$92	$287	$498	$1,108

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

42     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series / Prospectus     43

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

44     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	9.08%	2.78%	3.36%	4.21%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     45

Capital World Bond Fund

Investment objective The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.53%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	1.09
Fee waiver*	0.10
Total annual fund operating expenses after fee waiver	0.99

*  The investment adviser is currently waiving a portion of its management fee equal to .10% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$101	$337	$591	$1,320

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal investment strategies Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

46     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

American Funds Insurance Series / Prospectus     47

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

48     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	7.54%	2.04%	2.38%	3.58%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.84	2.31	2.48	3.59
Lipper Global Income Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.19	2.51	3.14	N/A
Consumer Price Index	2.29	1.82	1.75	1.80

* Lifetime returns are from October 4, 2006, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Andrew A. Cormack	1 year	Vice President – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	14 years	Partner – Capital Fixed Income Investors
Robert H. Neithart	7 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     49

High-Income Bond Fund

Investment objectives The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.47%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	1.01

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$103	$322	$558	$1,236

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

50     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series / Prospectus     51

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	12.27%	4.82%	6.03%	8.14%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	14.32	6.14	7.55	N/A
Lipper High Yield Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.64	5.10	6.49	7.56

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Tom Chow	5 years	Partner – Capital Fixed Income Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Tara L. Torrens	2 years	Partner – Capital Fixed Income Investors
Shannon Ward	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

52     American Funds Insurance Series / Prospectus

American Funds Mortgage Fund

Investment objective The fund’s investment objective is to provide current income and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.42%
Distribution fees	0.25
Other expenses	0.31
Total annual fund operating expenses	0.98
Fee waiver*	0.18
Total annual fund operating expenses after fee waiver	0.80

*  The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$82	$294	$524	$1,185

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 350% of the average value of its portfolio.

Principal investment strategies Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series / Prospectus     53

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

54     American Funds Insurance Series / Prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     55

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime*
Fund	4.80%	1.88%	2.24%
Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.35	2.58	2.83
Lipper Intermediate U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.58	1.80	2.14
Lipper GNMA Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	5.55	1.76	2.13

* Lifetime returns are from May 2, 2011, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the ..50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	6 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	9 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

56     American Funds Insurance Series / Prospectus

Ultra-Short Bond Fund

Investment objective The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees	0.25
Other expenses	0.30
Total annual fund operating expenses	0.87

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$89	$278	$482	$1,073

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity.

American Funds Insurance Series / Prospectus     57

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

58     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for certain of the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	1.40%	0.30%	–0.13%	2.90%
Bloomberg Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.69	1.34	0.85	N/A
Lipper Ultra-Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	2.95	1.43	1.13	4.39
Lipper Money Market Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.84	0.83	0.43	3.57

* Lifetime returns are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Steven D. Lotwin	2 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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U.S. Government/AAA-Rated Securities Fund

Investment objective The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.34%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.88

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$90	$281	$488	$1,084

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Principal investment strategies Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

60     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Insurance Series / Prospectus     61

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

62     American Funds Insurance Series / Prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	5.14%	1.83%	2.51%	5.20%
Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	6.63	2.45	3.07	6.21
Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.30	1.89	2.82	5.30
Consumer Price Index	2.29	1.82	1.75	2.55

* Lifetime returns are from December 2, 1985, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States

64     American Funds Insurance Series / Prospectus

may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days’ written notice to shareholders. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

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The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

66     American Funds Insurance Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth Fund The fund’s investment objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

American Funds Insurance Series / Prospectus     67

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

68     American Funds Insurance Series / Prospectus

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Fund The fund’s investment objective is to provide long-term growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Insurance Series / Prospectus     69

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments..

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

70     American Funds Insurance Series / Prospectus

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

New World Fund The fund’s investment objective is long-term capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results for both indexes reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes.

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. This policy is subject to change only upon 60 days’ written notice to shareholders. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce

American Funds Insurance Series / Prospectus     73

the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

74     American Funds Insurance Series / Prospectus

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks of well established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

American Funds Insurance Series / Prospectus     75

and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be

76     American Funds Insurance Series / Prospectus

greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. The fund is designed for investors seeking both capital appreciation and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

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Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

78     American Funds Insurance Series / Prospectus

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed or traded on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund’s investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

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Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may invest to a limited extent in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease)

American Funds Insurance Series / Prospectus     81

and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the

82     American Funds Insurance Series / Prospectus

fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Global Equity Income Funds Average is composed of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities of domestic and foreign corporations. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an

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underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings

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are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its

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position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The 60%/40% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund will invest a significant portion of its assets in securities of issuers outside the United States, including issuers in developing countries.

In addition, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may also invest to a limited extent in lower quality, higher yielding debt securities, including those convertible into common stocks (rated Ba1 or below or BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

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There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund’s portfolio.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.
The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of

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securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% MSCI ACWI/Bloomberg Barclays Index blends the MSCI All Country World Index with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime

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rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number

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and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions,

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account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar. The fund may invest in debt securities of any maturity or duration.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Prior to May 1, 2020, the fund was called Global Bond Fund.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

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The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes — The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

High-Income Bond Fund The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds” and may be represented by other investment instruments, including derivatives. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund

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invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. The Lipper High Yield Funds Average is composed of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Mortgage Fund

The fund’s investment objective is to provide current income and preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities. These include, but are not limited to, mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days’ written notice to shareholders.

The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating

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category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest a portion of its assets in securities rated in the Aa/AA and A rating categories (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in cash, cash equivalents and/or U.S. Treasury securities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

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Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

102     American Funds Insurance Series / Prospectus

Fund comparative indexes — The Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate U.S. Government Funds Average is composed of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper GNMA Funds Average is composed of funds that invest primarily in Government National Mortgage Association securities. The results of the underlying funds in the averages include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Ultra-Short Bond Fund The investment objective of the fund is to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests substantially in short-term government securities and high-quality money market instruments, such as commercial paper, commercial bank obligations and ultra-short-term debt securities. The money market instruments in which the fund invests will generally be rated A-2 or better or P-2 or better by at least one Nationally Recognized Statistical Ratings Organization designated by the fund’s investment adviser. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. The average portfolio maturity of the fund is dollar-weighted based upon the market value of the fund’s securities at the time of calculation.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund currently expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund may also hold cash. The percentage of the fund’s holdings in cash varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold cash without limitation. The investment adviser may determine that it is appropriate to hold a substantial portion of the fund’s assets in cash in response to certain circumstances, such as periods of market turmoil. A larger amount of cash holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of cash holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

American Funds Insurance Series / Prospectus     103

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

104     American Funds Insurance Series / Prospectus

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturities from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

U.S. Government/AAA-Rated Securities Fund The fund’s investment objective is to provide a high level of current income consistent with preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

American Funds Insurance Series / Prospectus     105

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

106     American Funds Insurance Series / Prospectus

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

American Funds Insurance Series / Prospectus     107

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

108     American Funds Insurance Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series / Prospectus     109

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Co-President and Trustee	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years
Alan N. Berro Co-President	Partner – Capital World Investors Investment professional for 34 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 20 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 33 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 21 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years International Growth and Income Fund — 12 years
Keiko McKibben Vice President	Partner – Capital Research Global Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 10 years of prior experience as an investment analyst for the fund)
Renaud H. Samyn Vice President	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years (plus 5 years of prior experience as an investment analyst for the fund)
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 15 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 33 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed income portfolio manager for: Global Balanced Fund — 9 years
Pramod Atluri	Partner – Capital Fixed Income Investors Investment professional for 22 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Bond Fund — 4 years
Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years Capital Income Builder — Less than 1 year
Michael Beckwith	Vice President – Capital Research Global Investors Investment professional for 18 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year
Paul Benjamin	Partner – Capital World Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: American Funds Mortgage Fund — 6 years U.S. Government/AAA-Rated Securities Fund — 5 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years
Wahid Butt	Partner – Capital Research Global Investors Investment professional for 28 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 1 year of prior experience as an investment analyst for the fund)
Grant L. Cambridge	Partner – Capital International Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Mark L. Casey	Partner – Capital International Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 11 years of prior experience as an investment analyst for the fund)
Tom Chow	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 5 years
Michael Cohen	Partner – Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 26 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 14 years of prior experience as an investment analyst for the fund)

110     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Andrew A. Cormack	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital World Bond Fund — 1 year
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for:
Asset Allocation Fund — 11 years
Capital World Bond Fund — 5 years
High-Income Bond Fund — 11 years (plus 9 years of prior experience as an investment analyst for the fund)
Peter Eliot	Partner – Capital International Investors Investment professional for 25 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 4 years
Charles E. Ellwein	Partner – Capital Research Global Investors Investment professional for 24 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
Paul Flynn	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years Global Balanced Fund — 7 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 14 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 28 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Small Capitalization Fund — 2 years
New World Fund — 3 years (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years (plus 6 years of prior experience as an investment analyst for the fund)
Joyce E. Gordon	Partner – Capital Research Global Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 30 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 4 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year Bond Fund — 13 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 1 year Capital World Bond Fund — 14 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 47 years in total; 45 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years Growth-Income Fund — 26 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 15 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 7 years (plus 10 years of prior experience as an investment analyst for the fund)
New World Fund — Less than 1 year (plus 8 years of prior experience as an investment analyst for the fund)
Winnie Kwan	Partner – Capital Research Global Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund) Capital Income Builder — Less than 1 year
Harold H. La	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 13 years
Jin Lee	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years

American Funds Insurance Series / Prospectus     111

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Ultra-Short Bond Fund — 2 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 38 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 13 years Capital Income Builder — Less than 1 year
Robert W. Lovelace	Partner – Capital International Investors Investment professional for 35 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 13 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 12 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Capital Income Builder — Less than 1 year American Funds Mortgage Fund — 9 years U.S. Government/AAA-Rated Securities Fund — 10 years
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 44 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 14 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Global Balanced Fund — 9 years Capital World Bond Fund — 7 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Anne-Marie Peterson	Partner – Capital World Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 11 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Asset Allocation Fund — 4 years
Andraz Razen	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 7 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 12 years Capital Income Builder — Less than 1 year
William L. Robbins	Partner – Capital International Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 8 years (plus 12 years of prior experience as an investment analyst for the fund)
Anirudh Samsi	Partner – Capital World Investors Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 2 years
Alex Sheynkman	Partner – Capital Research Global Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 36 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Kirstie Spence	Partner – Capital Fixed Income Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: New World Fund — Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 11 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years Global Balanced Fund — 3 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years

112     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lisa Thompson	Partner – Capital International Investors Investment professional for 32 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 14 years New World Fund — Less than 1 year
Tara L. Torrens	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 2 years
Ritchie Tuazon	Partner – Capital Fixed Income Investors Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 5 years
Bradley J. Vogt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Shannon Ward	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: High-Income Bond Fund — 3 years
Steven T. Watson	Partner – Capital International Investors Investment professional for 33 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 35 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 6 years
Philip Winston	Partner – Capital International Investors Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 6 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     113

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

114     American Funds Insurance Series / Prospectus

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

American Funds Insurance Series / Prospectus     115

Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

116     American Funds Insurance Series / Prospectus

Plan of distribution The Series has adopted a plan of distribution or “12b-1 plan” for Class 4 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 4 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the most recent fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series / Prospectus     117

Fund expenses In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of ..25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of ..05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

118     American Funds Insurance Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the table includes information for periods prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515.56%				1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
Global Small Capitalization Fund
Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050.75%				.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

American Funds Insurance Series / Prospectus     119

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841.35%			1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34			.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35			.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35			1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796.35			.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60			.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59			.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3.59		[6]	.47 [6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60			.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59			.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60			.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60			.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414.60			.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53			.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52			.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53			.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53			.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194.53			.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85			.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84			.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85			.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85			.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394.85			.42
International Fund
Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353.54%			1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43 [6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

120     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129.76%			1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53 [6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
Blue Chip Income and Growth Fund
Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559.42%			2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67			2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65		[6]	2.01 [6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67			2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92			1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75

American Funds Insurance Series / Prospectus     121

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625.65%			2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90			1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	— [7]	.84	[6]	1.20 [6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90			1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
Growth-Income Fund
Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057.29%			2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28			1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28			1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29			1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29			1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54			1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53			1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2.52		[6]	1.41 [6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53			1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53			1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53			1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54			1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54			1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46			1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46			1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46			1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47			1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47			1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79			1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78			1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78			1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79			1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79			1.25
122     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140.66%				2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65				2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66				2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68				2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68				2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91				2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90				2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91			[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91				2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90				2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91				2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93				2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93				2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
Capital Income Builder
Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533.53%				3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

American Funds Insurance Series / Prospectus     123

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730.29%			2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28			2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29			1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29			1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29			1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54			1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53			1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53		[6]	1.69 [6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54			1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53			1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54			1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54			1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54			1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47			2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46			1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47			1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47			1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47			1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79			1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78			1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79			1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79			1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79			1.45
Global Balanced Fund
Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134.72%			1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	— [7]	.94	[6]	1.27 [6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

124     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Bond Fund
Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481.39%				2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64				2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62			[6]	2.01 [6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64				2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89				2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
Capital World Bond Fund
Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077.58%				2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57				2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56				2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57				2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57				2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83				2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82				2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27 [6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83				2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82				2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81				2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82				2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82				2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

American Funds Insurance Series / Prospectus     125

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525.51%			6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [7]	.72	[6]	5.74 [6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
American Funds Mortgage Fund
Class 1:
12/31/2019	$10.30	$.24	$.30	$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210.47%			2.26%
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48			1.97
12/31/2017	10.56	.16	— [8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272.45			.89
Class 1A:
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71			2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73			1.77
12/31/2017[3,4]	10.55	.14	— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	— [7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72			2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59.70			.65
Class 4:
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97			1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	—	(.19)	10.19	.07	24.98			1.49
12/31/2017	10.48	.11	— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11.97			.37

126     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30.36%			1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	— [7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	— [7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	— [7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230.61			1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3.54			1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22.86			1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/2019	$11.94	$.25	$.43		$.68	$(.28)	$—	$(.28)	$12.34	5.69%	$1,418.37%			2.07%
12/31/2018	12.08	.24	(.13)		.11	(.25)	—	(.25)	11.94	.91	1,445.36			2.02
12/31/2017	12.05	.21	.01		.22	(.19)	—	(.19)	12.08	1.83	1,558.36			1.68
12/31/2016	12.31	.16	.03		.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36			1.31
12/31/2015	12.40	.13	.09		.22	(.21)	(.10)	(.31)	12.31	1.93	1,426.35			1.02
Class 1A:
12/31/2019	11.93	.22	.43		.65	(.26)	—	(.26)	12.32	5.42	2.62			1.82
12/31/2018	12.08	.22	(.14)		.08	(.23)	—	(.23)	11.93	.70	1.61			1.82
12/31/2017[3,4]	12.05	.18	.03		.21	(.18)	—	(.18)	12.08	1.73 [5]	— [7]	.58	[6]	1.53 [6]
Class 2:
12/31/2019	11.82	.22	.42		.64	(.25)	—	(.25)	12.21	5.31	1,343.62			1.82
12/31/2018	11.96	.21	(.14)		.07	(.21)	—	(.21)	11.82	.73	1,323.61			1.77
12/31/2017	11.93	.17	.02		.19	(.16)	—	(.16)	11.96	1.59	1,473.61			1.43
12/31/2016	12.20	.13	.02		.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61			1.05
12/31/2015	12.29	.10	.09		.19	(.18)	(.10)	(.28)	12.20	1.59	1,579.60			.79
Class 3:
12/31/2019	11.97	.23	.43		.66	(.26)	—	(.26)	12.37	5.49	9.55			1.88
12/31/2018	12.11	.22	(.14)		.08	(.22)	—	(.22)	11.97	.71	9.54			1.84
12/31/2017	12.07	.18	.03		.21	(.17)	—	(.17)	12.11	1.72	10.54			1.50
12/31/2016	12.34	.14	.02		.16	(.18)	(.25)	(.43)	12.07	1.24	11.54			1.12
12/31/2015	12.43	.11	.09		.20	(.19)	(.10)	(.29)	12.34	1.64	11.53			.85
Class 4:
12/31/2019	11.84	.19	.42		.61	(.23)	—	(.23)	12.22	5.14	124.87			1.56
12/31/2018	11.98	.18	(.12)		.06	(.20)	—	(.20)	11.84	.50	91.86			1.53
12/31/2017	11.96	.14	.01		.15	(.13)	—	(.13)	11.98	1.28	62.86			1.18
12/31/2016	12.22	.10	.03		.13	(.14)	(.25)	(.39)	11.96	.99	57.86			.82
12/31/2015	12.34	.07	.08		.15	(.17)	(.10)	(.27)	12.22	1.29	46.85			.56

American Funds Insurance Series / Prospectus     127

	Period ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[12]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Capital World Bond Fund	110	78	74	70	88
American Funds Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

	Period ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if applicable[12]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Capital World Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
American Funds Mortgage Fund	350	811	680	713	1103
Ultra-Short Bond Fund	—[13]	—[13]	—[13]	—[11,13]	N/A
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
1 Based on average shares outstanding.

2  Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3 Based on operations for a period that is less than a full year.

4 Class 1A shares began investment operations on January 6, 2017.

5 Not annualized.

6 Annualized.

7 Amount less than $1 million.

8 Amount less than $.01.

9 Amount less than .01%.

10  All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11  On May 1, 2016, the fund converted from a cash management fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

12  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13 Amount is either less than 1% or there is no turnover.

128     American Funds Insurance Series / Prospectus

Notes

American Funds Insurance Series / Prospectus     129

Notes

130     American Funds Insurance Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA4PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Corporate Bond Fund Prospectus Class 1 shares Class 1A shares Class 2 shares Class 4 shares May 1, 2020

Summaries:

Investment objective 1

Fees and expenses of the fund 1

Principal investment strategies 1

Principal risks 2

Investment results 4

Management 4

Purchase and sale of fund shares 4

Tax information 4

Payments to broker-dealers and other financial intermediaries 4

Investment objective, strategies and risks 5

Management and organization 9

Purchases and redemptions of shares 10

Plans of distribution 13

Other compensation to dealers 13

Fund expenses 14

Distributions and taxes 14

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2	Class 4
Management fee	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	N/A	N/A	0.25	0.25
Other expenses*	0.05	0.30	0.05	0.30
Total annual fund operating expenses	0.51	0.76	0.76	1.01

* Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$52	$164	$285	$640
Class 1A	78	243	422	942
Class 2	78	243	422	942
Class 4	103	322	558	1,236

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by other investment instruments, including derivatives. The fund will also normally invest all of its assets in debt instruments, including bonds, mortgage- and other asset-backed securities, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and certain derivative instruments, with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization.

The fund may invest significantly in debt securities issued by companies domiciled outside the United States, including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

2     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series - Corporate Bond Fund / Prospectus     3

Investment results Because the fund has not yet begun investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Scott Sykes	Less than 1 year	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Investment objective, strategies and risks The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.

Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. In addition, under normal market conditions, the fund invests all of its assets in debt instruments, including bonds, mortgage- and other asset-backed securities, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and certain derivative instruments, rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

The fund may invest significantly in debt securities issued by companies domiciled outside the United States, including issuers domiciled in developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

8     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The estimated total management fee to be paid by the fund to its investment adviser for the current fiscal year, expressed as a percentage of average net assets, appears in the Annual Fund Operating Expenses table for the fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for the fund are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Scott Sykes	Partner – Capital Fixed Income Investors Investment professional for 19 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed income portfolio manager for: Corporate Bond Fund — Less than 1 year

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

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Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

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Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

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Valuing shares The net asset value of each share class of a fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share prices would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the fund’s portfolio that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Shares of the fund will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

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Plans of distribution The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

However, the Series has adopted plans of distribution or “12b-1 plans” for Class 2 and Class 4 shares. Under the plans, the Series may finance activities primarily intended to sell shares provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 and Class 4 shares. Amounts paid under the 12b-1 plan would be used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services.

The Series has also adopted a plan of distribution for Class 1A shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 1A shares; however the Series’ board of trustees has not authorized any payments under the plan.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

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Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” item in the Annual Fund Operating Expenses table in this prospectus are estimated based on expenses for the fund’s current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 1A shares include fees for administrative services provided by the insurance companies that include Class 1A shares of the fund as underlying investments in their variable contracts. The fund will pay an insurance administration fee of .25% of Class 1A and Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to all share classes (which could be increased as noted above) for its provision of administrative services.

Distributions and taxes The fund intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

14     American Funds Insurance Series - Corporate Bond Fund / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA8PRX-084-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”), dated May 1, 2020 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 1A, Class 2 and Class 4 shares of:	Class 3 shares of:

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Corporate Bond Fund

Capital World Bond Fund

High-Income Bond Fund

American Funds Mortgage Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

Growth Fund International Fund Growth-Income Fund Asset Allocation Fund High-Income Bond Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

Investment portfolio
Financial statements

American Funds Insurance Series — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

· Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

American Funds Insurance Series — Page 2

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 3

International Fund

General

· The fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

New World Fund

General

·  The fund invests at least 35% of its assets in equity and debt securities of issuers based primarily in qualified countries with developing economies and/or markets. The prospectus contains information on factors considered in determining whether a country is qualified, as well as information on the qualified developing countries in which the fund may currently invest.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Equity securities

·  The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

American Funds Insurance Series — Page 4

Debt instruments

·  The fund may invest in nonconvertible debt securities, including government bonds and securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality, of issuers primarily based in qualified countries with developing economies and/or markets, or of issuers that the fund’s investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Blue Chip Income and Growth Fund

General

· The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· Normally, the fund invests at least 80% of its assets in common stocks of “blue-chip” companies. The investment adviser currently defines “blue chip” companies as larger, more established, dividend-paying companies domiciled in the United States with market capitalizations greater than $4.0 billion. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

· The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

· The fund will not invest in private placements of stock of companies.

· The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

American Funds Insurance Series — Page 5

Investing outside the U.S.

· The fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Growth and Income Fund

General

· The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 6

Growth-Income Fund

General

· The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

· The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 7

Capital Income Builder

Income producing securities

·  The fund invests at least 90% of its assets in income-producing securities.

Equity securities

·  The fund invests at least 50% of its assets in equity securities.

Debt instruments

·  The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the U.S.

· The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Asset Allocation Fund

General

· Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

Debt instruments

· Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 8

Investing outside the U.S.

· The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Balanced Fund

Equity securities

· The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series — Page 9

Bond Fund

General

· Normally, the fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

· The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 10

Corporate Bond Fund

Debt instruments

·  Normally, the fund invests at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

·  The fund invests at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Capital World Bond Fund

Debt instruments

·  The fund invests at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

·  Normally, the fund invests substantially in debt securities rated Baa3 or better or BBB- or better (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

·  The fund may invest up to 25% of its assets in debt securities rated Ba1 or below and BB+ or below (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

American Funds Insurance Series — Page 11

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

High-Income Bond Fund

Debt instruments

· Normally, the fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

· The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Mortgage Fund

·  The fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Under extraordinary circumstances, compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.

·  The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment

American Funds Insurance Series — Page 12

adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

·  The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Ultra-Short Bond Fund

Debt instruments

· Normally, the fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this limit, debt securities include any debt instrument, including, but not limited to, commercial paper and other cash equivalents.

· The money market instruments in which the fund invests, such as commercial paper, commercial bank obligations and ultra-short-term debt securities, will generally be rated A-2 or better or P-2 or better by at least one NRSRO designated by the fund’s investment adviser.

Maturity

· The fund may only purchase instruments having remaining maturities of 397 days or less.

· The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

· The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.

· For purposes of determining the weighted average maturity (but not the weighted average life) of the fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

American Funds Insurance Series — Page 13

Liquidity

· The fund may not acquire illiquid securities if, immediately after the acquisition, the fund would have invested more than 15% of its total assets in illiquid securities.

Investing outside the U.S.

·  The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

U.S. Government/AAA-Rated Securities Fund

General

· Normally, the fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

Investing outside the U.S.

·  The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 14

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the funds’ portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

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stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards.

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Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to

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apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. The fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by

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foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency transactions — Certain funds may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, certain funds may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, a fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a

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result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause a fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may enter into roll transactions, such as a mortgage dollar roll where a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), a fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and a fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase a fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in

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these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse

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might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — Certain funds may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS

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generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate

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corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into

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the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation-linked bonds — Certain funds may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently

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available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate

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properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which certain of the funds may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured,

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commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the Series’ adviser under a liquidity risk management program adopted by the Series’ board and administered by the Series’ adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

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Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

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Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type (excluding any maturity limitations) in which they could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund’s objectives.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under

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“Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable

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regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

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Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other

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transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

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The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes — A fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater

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than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

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Diversification — Capital World Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although Capital World Bond Fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the series has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The series and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the series will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the series’ third-party service providers in the future, particularly as the series cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, certain funds may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. Such funds will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Such funds will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

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Securities lending activities – Certain funds may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the funds that may lend portfolio securities. As the securities lending agent, Citibank administers each such fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the fund’s portfolio. Citibank is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the funds for lending securities.

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The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s annual report, which reflects estimated accruals.

Global Small Capitalization Fund

Gross income from securities lending activities	$6,529,449
Fees paid to securities lending agent from a revenue split	285,037
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	740,741
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,025,778
Net income from securities lending activities	5,503,671

New World Fund

Gross income from securities lending activities	$10,378
Fees paid to securities lending agent from a revenue split	493
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	525
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,018
Net income from securities lending activities	9,360

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Asset Allocation Fund

Gross income from securities lending activities	$146,885
Fees paid to securities lending agent from a revenue split	6,618
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	14,532
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	21,150
Net income from securities lending activities	125,735

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2019 and 2018, and the portfolio turnover rates excluding mortgage dollar roll transactions for certain funds for the fiscal years ended December 31, 2019 and 2018. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls.

	Fiscal year	Portfolio turnover rate*	Portfolio turnover rate (excluding mortgage dollar roll transactions)
Global Growth Fund	2019 2018	14% 25	N/A N/A
Global Small Capitalization Fund	2019 2018	50 43	N/A N/A
Growth Fund	2019 2018	21 35	N/A N/A
International Fund	2019 2018	32 29	N/A N/A
New World Fund	2019 2018	38 58	N/A N/A
Blue Chip Income and Growth Fund	2019 2018	37 49	N/A N/A
Global Growth and Income Fund	2019 2018	29 49	N/A N/A
Growth-Income Fund	2019 2018	27 39	N/A N/A
International Growth and Income Fund	2019 2018	28 38	N/A N/A
Capital Income Builder	2019 2018	72 98	44 42
Asset Allocation Fund	2019 2018	79 86	47 34
Global Balanced Fund	2019 2018	74 51	60 30
Bond Fund	2019 2018	373 514	146 98
Global Bond Fund	2019 2018	159 125	110 78

American Funds Insurance Series — Page 45

	Fiscal year	Portfolio turnover rate*	Portfolio turnover rate (excluding mortgage dollar roll transactions)
High-Income Bond Fund	2019 2018	58% 67	N/A N/A
Mortgage Fund	2019 2018	350 811	84 60
Ultra-Short Bond Fund	2019 2018	— —	N/A N/A
U.S. Government/ AAA-Rated Securities Fund	2019 2018	277 446	103 76

* Increases (or decreases) in turnover were due to increased (or decreased) trading activity during the period.

See “Financial highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Corporate Bond Fund has not yet begun investment operations, and therefore has not yet had portfolio turnover.

American Funds Insurance Series — Page 46

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter. See "General information - Credit facility" in this statement of additional information for more information. For purposes of fundamental policies 1a and 1e, certain funds may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, for purposes of fundamental policy 1f, Capital World Bond Fund considers the sovereign debt of each country as one separate industry.

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Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

·  Senior management experience, educational institution

·  Corporate board experience

·  Professor, electrical and computer engineering

·  Service on advisory boards and councils for educational, nonprofit and governmental organizations

·  MS, PhD, electrical engineering

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and nonprofit organizations

·  MBA

R. Clark Hooper, 1946 Trustee (2010)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Funds Insurance Series — Page 52

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Alexandra Trower, 1964 Trustee (2018)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Corporate Director, Compass Minerals, Inc. (producer of salt and specialty fertilizers); former Corporate Director, State Auto Financial Corp. (property and casualty insurance company); former Corporate Director, Bob Evans Farms, Inc. (restaurant company); former Corporate Director, Essendant, Inc. (business products wholesaler)

·  Senior corporate management experience

·  Corporate board experience

·  Corporate governance experience

·  Service on trustee boards for charitable and educational nonprofit organizations

·  Securities law expertise

·  JD

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Co-President and Trustee (1998)	Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	35	None
Michael C. Gitlin, 1970 Trustee (2019)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 Co-President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Maria Manotok, 1974 Executive Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.*; Director, Capital Group Investment Management Limited*
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital Research Global Investors, Capital Research and Management Company

American Funds Insurance Series — Page 54

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5  All of the trustees and/or officers listed, with the exception of Martin Jacobs, Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series — Page 55

Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	Over $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Nariman Farvardin	None	Over $100,000	N/A5	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Alexandra Trower	None	Over $100,000	N/A5	Over $100,000
Paul S. Williams[6]	N/A	Over $100,000	N/A5	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	None
Michael C. Gitlin	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6  Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

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Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$63,240	$398,000
James G. Ellis	64,379	480,500
Nariman Farvardin[2]	62,640	346,200
Mary Davis Holt	63,240	336,700
R. Clark Hooper[2]	58,234	416,175
Merit E. Janow	67,940	378,000
Laurel B. Mitchell	51,851	274,252
Margaret Spellings[2]	64,151	469,975
Alexandra Trower[2]	82,444	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($125,052), Nariman Farvardin ($161,218), R. Clark Hooper ($97,197), Margaret Spellings ($239,232) and Alexandra Trower ($200,333). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1, Class 1A, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, Ultra-Short Bond Fund and U.S. Government/AAA-Rated Securities Fund have Class 3 shares. Other funds in the series have Class P1 and/or Class P2 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 1A, Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 1A, Class 2, Class 3 and Class 4 shares. Class 1A and Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plans. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The Series has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and

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nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting

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matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

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Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Growth Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CURIAN VARIABLE SERIES TRUST ACCOUNT DENVER CO	BENEFICIAL	CLASS 1	19.39%

NVIT GLOBAL GROWTH FEEDER FUND C/O NATIONWIDE ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	17.28

SAST GLOBAL GROWTH PORTFOLIO ACCOUNT HOUSTON TX	BENEFICIAL	CLASS 1	15.25

LVIP AMERICAN GLOBAL GROWTH FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	12.75

JNL SERIES TRUST AFIS GROWTH ALLOCATION ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	11.20

JOHN HANCOCK LIFE INS CO USA AMERICAN GLOBAL GROWTH ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	8.37

JNL SERIES TRUST AFIS BALANCED ALLOCATION FUND ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	7.29

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	83.71
		CLASS 2	56.89
		CLASS 4	32.65

LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	16.04

American Funds Insurance Series — Page 63

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 2	12.76
		CLASS 4	5.63

METLIFE INVESTORS USA SEPARATE ACCT TAMPA FL	BENEFICIAL	CLASS 2	7.19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	5.64

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	29.88

Global Small Capitalization Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	34.27%

JNL SERIES TRUST AFIS GROWTH ALLOCATION ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	10.12

LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	9.14

VARIABLE INSURANCE MANAGED RISK GROWTH PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	8.57

BHFTI AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	7.34

American Funds Insurance Series — Page 64

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST AFIS BALANCED ALLOCATION FUND ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	6.75

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	6.66

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	81.21
		CLASS 2	53.15
		CLASS 4	17.67

LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	16.79

METROPOLITAN LIFE INSURANCE CO INDIVIDUAL ANNUITIES ACCOUNT IRVINE CA	BENEFICIAL	CLASS 2	21.83

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	5.22
		CLASS 4	11.59

METLIFE INVESTORS USA SEPARATE ACCT TAMPA FL	BENEFICIAL	CLASS 2	5.06

NYLIAC ACCOUNT JERSEY CITY NJ	BENEFICIAL	CLASS 4	23.35

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	12.67

AXA EQUITABLE LIFE SEPARATE ACCOUNT - 70 #1 JERSEY CITY NJ	BENEFICIAL	CLASS 4	10.27

AXA EQUITABLE LIFE SEPARATE ACCOUNT - FP #2 JERSEY CITY NJ	BENEFICIAL	CLASS 4	5.86

American Funds Insurance Series — Page 65

Growth Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	14.38%
		CLASS 1A	98.89
		CLASS 2	50.84
		CLASS 4	27.25

CURIAN VARIABLE SERIES ACCOUNT DENVER CO	BENEFICIAL	CLASS 1	12.65

BHFTI AMERICAN FUNDS GROWTH PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	11.94

LVIP AMERICAN GROWTH FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	9.30

JOHN HANCOCK LIFE INS CO USA DIRECT ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	7.72

NVIT GROWTH FEEDER FUND C/O NATIONWIDE ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	6.89

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	8.42
		CLASS 4	9.97

METROPOLITAN LIFE INSURANCE CO INDIVIDUAL ANNUITIES ACCOUNT IRVINE CA	BENEFICIAL	CLASS 2	7.97

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 3	100.00

American Funds Insurance Series — Page 66

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY #2 NEWPORT BEACH CA	BENEFICIAL	CLASS 4	28.94

NYLIAC ACCOUNT JERSEY CITY NJ	BENEFICIAL	CLASS 4	6.47

PACIFIC SELECT EXEC SEPARATE ACCT OF PACIFIC LIFE INSURANCE CO #1 NEWPORT BEACH CA	BENEFICIAL	CLASS 4	6.16

International Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	34.46%

JOHN HANCOCK LIFE INS CO USA DIRECT ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	8.90

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	7.43
		CLASS 1A	99.80
		CLASS 2	61.65
		CLASS 4	24.95

LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	7.23

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	5.24

LVIP AMERICAN INTERNATIONAL FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	5.02

American Funds Insurance Series — Page 67

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	6.52
		CLASS 4	22.38

TRANSAMERICA LIFE INSURANCE CO SEPARATE ACCOUNT VA B CEDAR RAPIDS IA	BENEFICIAL	CLASS 2	5.86

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 3	100.00

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	23.87

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	8.39

TALCOTT RESOLUTION LIFE INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 4	5.24

New World Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	70.44%

LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	9.26

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	79.35
		CLASS 2	64.75
		CLASS 4	7.63

American Funds Insurance Series — Page 68

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	20.36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT #1 HARTFORD CT	BENEFICIAL	CLASS 2	8.75

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT #2 HARTFORD CT	BENEFICIAL	CLASS 2	5.73

MINNESOTA LIFE INSURANCE COMPANY ACCOUNT SAINT PAUL MN	BENEFICIAL	CLASS 2	5.26

NYLIAC ACCOUNT JERSEY CITY NJ	BENEFICIAL	CLASS 4	43.39

AXA EQUITABLE LIFE SEPARATE ACCOUNT - 70 JERSEY CITY NJ	BENEFICIAL	CLASS 4	10.04

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	8.36

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	5.55

Blue Chip Income and Growth Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	57.62%

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	6.79

American Funds Insurance Series — Page 69

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
VARIABLE INSURANCE MANAGED RISK BLUE CHIP INCOME AND GROWTH FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	5.90

BHFTI AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	5.63

MML AMERICAN FUNDS CORE ALLOCATION FUND ACCOUNT ENFIELD CT	BENEFICIAL	CLASS 1	5.14

JNL SERIES TRUST AFIS BALANCED ALLOCATION FUND ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	5.02

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	88.50
		CLASS 2	78.40
		CLASS 4	19.22

LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	11.36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	10.60

NYLIAC ACCOUNT JERSEY CITY NJ	BENEFICIAL	CLASS 4	35.33

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	19.37

MIDLAND NATIONAL LIFE INSURANCE CO SEPARATE ACCOUNT C WDM IA	BENEFICIAL	CLASS 4	5.15

American Funds Insurance Series — Page 70

Global Growth and Income Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
VARIABLE INSURANCE MANAGED RISK GROWTH AND INCOME PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	43.95%

VARIABLE INSURANCE MANAGED RISK GLOBAL ALLOCATION PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	13.39

LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	11.28

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	7.78
		CLASS 1A	99.26
		CLASS 2	82.14
		CLASS 4	26.65

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	10.50
		CLASS 4	14.55

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	31.62

MIDLAND NATIONAL LIFE INSURANCE CO SEPARATE ACCOUNT C WDM IA	BENEFICIAL	CLASS 4	8.02

American Funds Insurance Series — Page 71

Growth-Income Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	36.87%

NVIT GROWTH-INCOME FEEDER FUND C/O NATIONWIDE VARIABLE INS TRST ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	17.15

VARIABLE INSURANCE MANAGED RISK GROWTH AND INCOME FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	9.39

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	6.59
		CLASS 1A	99.86
		CLASS 2	56.99
		CLASS 4	24.58

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	9.15
		CLASS 4	7.71

METROPOLITAN LIFE INSURANCE CO INDIVIDUAL ANNUITIES ACCOUNT IRVINE CA	BENEFICIAL	CLASS 2	6.64

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 2	5.01
		CLASS 3	100.00
		CLASS 4	5.78

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY #2 NEWPORT BEACH CA	BENEFICIAL	CLASS 4	30.90

PACIFIC SELECT EXEC SEPARATE ACCT OF PACIFIC LIFE INSURANCE CO #1 NEWPORT BEACH CA	BENEFICIAL	CLASS 4	8.00

American Funds Insurance Series — Page 72

International Growth and Income Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	33.68%

BHFTI AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	27.83

BHFTI AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	14.05

JNL SERIES TRUST AFIS GROWTH ALLOCATION ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	12.13

JNL SERIES TRUST AFIS BALANCED ALLOCATION FUND ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	10.99

LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	53.79

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	45.58
		CLASS 2	92.14
		CLASS 4	19.02

American Funds Insurance Series — Page 73

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	54.26

AXA EQUITABLE LIFE SEPARATE ACCOUNT - 70 JERSEY CITY NJ	BENEFICIAL	CLASS 4	9.73

MIDLAND NATIONAL LIFE INSURANCE CO SEPARATE ACCOUNT C WDM IA	BENEFICIAL	CLASS 4	6.67

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	5.64

Capital Income Builder

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
VARIABLE INSURANCE MANAGED RISK GROWTH AND INCOME PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	61.26%

JNL SERIES TRUST AFIS CIB ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	24.91

VARIABLE INSURANCE GROWTH AND INCOME PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	12.00

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	99.78

American Funds Insurance Series — Page 74

Asset Allocation Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
NVIT ASSET ALLOCATION FEEDER FUND C/O NATIONWIDE ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	39.28%

VARIABLE INSURANCE MANAGED ASSET ALLOCATION FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	14.93

NVIT MANAGED ASSET ALLOCATION FUND C/O NATIONWIDE FUNDS GROUP ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	12.83

JNL SERIES TRUST AMERICAN FUNDS BALANCED FUND ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	9.21

JOHN HANCOCK LIFE INS CO USA AMERICAN ASSET ALLOCATION ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	7.83

SAST ASSET ALLOCATION PORTFOLIO ACCOUNT HOUSTON TX	BENEFICIAL	CLASS 1	7.06

TRANSAMERICA AMERICAN FUNDS MANAGED RISK VP ACCOUNT DENVER CO	BENEFICIAL	CLASS 1	5.48

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	99.44
		CLASS 2	52.96
		CLASS 4	7.14

TRANSAMERICA LIFE INSURANCE CO SEPARATE ACCOUNT VA B CEDAR RAPIDS IA	BENEFICIAL	CLASS 2	15.78

American Funds Insurance Series — Page 75

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	10.49

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 2	8.09
		CLASS 3	100.00

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	72.70

Global Balanced Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
VARIABLE INSURANCE MANAGED RISK GLOBAL ALLOCATION PORTFOLIO FUND OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS 1	78.65%

CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	20.78

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	99.40
		CLASS 2	96.48
		CLASS 4	27.02

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	67.57

American Funds Insurance Series — Page 76

Bond Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
NVIT BOND FEEDER FUND C/O NATIONWIDE ACCOUNT KNG OF PRUSSA PA	BENEFICIAL	CLASS 1	58.27%

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	9.21

BHFTI AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	7.77

LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	5.98

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	82.00
		CLASS 2	63.24
		CLASS 4	31.09

LOMBARD INTERNATIONAL LIFE ASSURANCE CO SEPARATE ACCOUNT PHILADELPHIA PA	BENEFICIAL	CLASS 1A	17.83

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	12.89
		CLASS 4	15.70

TRANSAMERICA LIFE INSURANCE CO SEPARATE ACCOUNT VA B CEDAR RAPIDS IA	BENEFICIAL	CLASS 2	7.24

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	15.61

AXA EQUITABLE LIFE SEPARATE ACCOUNT - A #1 JERSEY CITY NJ	BENEFICIAL	CLASS 4	11.83

American Funds Insurance Series — Page 77

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AXA EQUITABLE LIFE SEPARATE ACCOUNT - 70 #2 JERSEY CITY NJ	BENEFICIAL	CLASS 4	7.40

Corporate Bond Fund — The fund has not yet begun investment operations, and therefore does not yet have any investors as of the date of this statement of additional information.

Global Bond Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
JNL SERIES TRUST ACCOUNT LANSING MI	BENEFICIAL	CLASS 1	50.11%

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	13.73

BHFTI AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	7.89

BHFTI AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	5.60

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	97.84
		CLASS 2	85.93
		CLASS 4	13.49

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ACCOUNT HARTFORD CT	BENEFICIAL	CLASS 2	5.41
		CLASS 4	12.16

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	32.58

SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV TOPEKA KS	BENEFICIAL	CLASS 4	17.02

American Funds Insurance Series — Page 78

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 4	11.05

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	5.82

High-Income Bond Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	35.15%

BHFTI AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	25.01

BHFTI AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	16.56

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	16.54
		CLASS 1A	98.64
		CLASS 2	96.72
		CLASS 4	26.78

LVIP AMERICAN PRESERVATION FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	5.21

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 3	100.00

American Funds Insurance Series — Page 79

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	62.05

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	5.97

Mortgage Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	40.89%

LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	30.24

LVIP AMERICAN PRESERVATION FUND ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	15.99

LVIP AMERICAN BALANCED ALLOCATION ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	12.55

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1A	98.25
		CLASS 2	97.02
		CLASS 4	70.63

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	25.93

American Funds Insurance Series — Page 80

Ultra-Short Bond Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	79.64%
		CLASS 2	94.85
		CLASS 4	38.47

PARAGON LIFE INSURANCE SAINT LOUIS MO	BENEFICIAL	CLASS 1	20.35

CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1A	100.00

LINCOLN LIFE & ANNUITY OF NEW YORK ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 2	5.14

AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 3	100.00

MIDLAND NATIONAL LIFE INSURANCE CO SEPARATE ACCOUNT C WDM IA	BENEFICIAL	CLASS 4	61.05

U.S. Government/AAA-Rated Securities Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
BHFTI AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	37.45%

BHFTI AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO ACCOUNT BOSTON MA	BENEFICIAL	CLASS 1	35.65

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 1	7.25
		CLASS 1A	99.68
		CLASS 2	92.07
		CLASS 4	25.32

American Funds Insurance Series — Page 81

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
AIG SUNAMERICA LIFE ASSURANCE CO VARIABLE SEPARATE ACCT & VARIABLE ANNUITY ACCT SEVEN HOUSTON TX	BENEFICIAL	CLASS 3	100.00

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS 4	45.90

MIDLAND NATIONAL LIFE INSURANCE CO SEPARATE ACCOUNT C WDM IA	BENEFICIAL	CLASS 4	10.07

JEFFERSON NATIONAL LIFE ACCOUNT LOUISVILLE KY	BENEFICIAL	CLASS 4	9.25

As of April 1, 2020, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

American Funds Insurance Series — Page 82

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to each fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

American Funds Insurance Series — Page 83

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper US Small Cap Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500 Index, MSCI All Country World ex-USA Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global Diversified, a custom average consisting of one share class per fund of emerging markets debt funds that disclose investment objectives and strategies comparable to those of the fund;

Blue Chip Income and Growth Fund — S&P 500 Index, Lipper Growth and Income Funds;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500 Index, Lipper Growth and Income Funds Index;

International Growth and Income Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

Capital Income Builder — Bloomberg Barclays U.S. Aggregate Bond Index, a custom index of U.S., international and global funds that have an explicit income objective or focus, a custom index of global securities screened by yield that aligns to the investment objectives and strategies of the fund;

Asset Allocation Fund — S&P 500 Index, Lipper Growth and Income Funds Index, Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap;

Global Balanced Fund — MSCI All Country World Index, Bloomberg Barclays Global Aggregate Index, Lipper Global Funds Index, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund;

Bond Fund — Bloomberg Barclays U.S. Aggregate Index, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund;

Corporate Bond Fund — Bloomberg Barclays U.S. Corporate Bond Index, a custom average consisting of one share class per fund of corporate debt BBB-rated funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt A-rated funds that disclose investment objectives and strategies comparable to those of the fund;

Capital World Bond Fund — Bloomberg Barclays Global Aggregate Index; Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class

American Funds Insurance Series — Page 84

per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

High-Income Bond Fund — Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

American Funds Mortgage Fund — Bloomberg Barclays U.S. Mortgage Securities Index, a custom average consisting of one share class per fund of GNMA funds that disclose investment objectives and strategies comparable to those of the fund; and

U.S. Government/AAA-Rated Securities Fund — Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

American Funds Insurance Series — Page 85

The following table reflects information as of December 31, 2019:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Growth Fund
Patrice Collette	1	$16.9	1	$0.06	None
Paul Flynn	2	$116.3	2	$1.67	None
Jonathan Knowles	5	$365.7	4	$8.16	None
Global Small Capitalization Fund
Bradford F. Freer	4	$99.0	1	$0.39	None
Claudia P. Huntington	4	$177.9	4	$0.32	None
Harold H. La	2	$71.3	2	$0.10	None
Aidan O’Connell	2	$119.3	2	$0.22	None
Gregory W. Wendt	1	$48.7	None		None
Michael Beckwith	1	$48.7	None		None
Growth Fund
Paul Benjamin	2	$269.2	2	$0.26	None
Mark L. Casey	3	$437.9	3	$0.68	None
Michael T. Kerr	3	$470.0	3	$0.37	None
Anne-Marie Peterson	1	$200.8	1	$0.11	None
Andraz Razen	3	$346.9	3	$6.97	None
Alan J. Wilson	3	$490.1	3	$0.67	None
International Fund
Sung Lee	3	$275.7	3	$1.37	None
Renaud H. Samyn	None		None		None
Alfonso Barroso	4	$234.3	3	$0.63	None
Jesper Lyckeus	2	$172.9	2	$1.28	None
Christopher Thomsen	3	$219.6	2	$1.31	None

American Funds Insurance Series — Page 86

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
New World Fund
Carl M. Kawaja	3	$416.6	4	$7.48	None
Wahid Butt	1	$44.4	1	$0.39	None
Bradford F. Freer	4	$99.8	1	$0.39	None
Nicholas J. Grace	3	$217.9	2	$1.31	None
Jonathan Knowles	5	$368.7	4	$8.16	None
Winnie Kwan	4	$175.9	2	$0.57	None
Robert W. Lovelace	2	$141.8	10	$15.48	13	$3.63
Kirstie Spence	3	$45.4	4	$2.21	6[3]	$2.92
Tomonori Tani	2	$44.8	3	$2.06	None
Lisa Thompson	1	$44.4	4	$1.33	7	$0.81
Christopher Thomsen	3	$225.9	2	$1.31	None
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	2	$303.8	3	$1.03	None
James B. Lovelace	7	$439.1	5	$3.52	None
Alex Sheynkman	1	$102.8	2	$0.45	None
Lawrence R. Solomon	2	$271.4	3	$0.33	None
James Terrile	4	$437.4	6	$1.39	None
Global Growth and Income Fund
Michael Cohen	2	$119.7	10	$5.55	29[4]	$9.06
Bradford F. Freer	4	$101.5	1	$0.39	None
Nicholas J. Grace	3	$219.6	2	$1.31	None
Andrew B. Suzman	19	$355.5	2	$0.98	None
Growth-Income Fund
Donald D. O’Neal	2	$303.8	3	$1.03	None
Keiko McKibben	None		None		None
Dylan Yolles	2	$111.7	1	$0.14	None
Charles Ellwein	1	$63.0	1	$0.14	None
J. Blair Frank	1	$200.8	1	$0.11	None
Claudia P. Huntington	4	$146.5	4	$0.32	None

American Funds Insurance Series — Page 87

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
William L. Robbins	20	$115.7	1	$0.14	1,259	$14.41
International Growth and Income Fund
Sung Lee	3	$284.3	3	$1.37	None
Jesper Lyckeus	2	$181.5	2	$1.28	None
David M. Riley	4	$234.3	4	$0.99	None
Capital Income Builder
Alfonso Barroso	4	$243.4	3	$0.63	None
Grant L. Cambridge	2	$212.0	3	$1.10	None
Joyce E. Gordon	4	$377.8	6	$1.69	None
David A. Hoag	8	$340.4	2	$2.46	None
Winnie Kwan	4	$178.7	2	$0.57	None
James B. Lovelace	7	$447.4	5	$3.52	None
Fergus N. MacDonald	7	$207.8	1	$0.18	None
David M. Riley	4	$234.8	4	$0.99	None
Bradley J. Vogt	5	$335.1	3	$2.60	None
Steven T. Watson	5	$224.4	11	$10.77	688[5]	$15.29
Philip Winston	6	$111.0	6	$4.46	816[6]	$23.11
Asset Allocation Fund
Alan N. Berro	23	$346.7	2	$0.57	None
David A. Daigle	5	$150.5	2	$1.10	2	$0.71
Peter Eliot	1	$48.7	None		None
Jeffrey T. Lager	2	$289.3	2	$0.57	None
Jin Lee	2	$231.4	3	$0.89	None
James R. Mulally	7	$282.7	2	$0.25	None
John R. Queen	19	$219.8	2	$0.62	45	$0.87

American Funds Insurance Series — Page 88

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Balanced Fund
Hilda L. Applbaum	2	$276.6	3	$1.81	None
Paul Flynn	2	$122.7	2	$1.67	None
Thomas H. Høgh	3	$37.9	3	$2.41	None
Robert H. Neithart	5	$89.2	6	$4.33	6[7]	$2.92
Anirudh Samsi	1	$115.9	2	$1.67	None
Tomonori Tani	2	$48.2	3	$2.06	None
Bond Fund
Pramod Atluri	3	$327.0	1	$0.13	None
David A. Hoag	8	$330.8	2	$2.46	None
Corporate Bond Fund
Scott Sykes	2	$1.1	1	$0.12	1	$0.23
Capital World Bond Fund
Andrew A. Cormack	2	$35.8	1	$0.50	None
David A. Daigle	5	$175.8	2	$1.10	2	$0.71
Thomas H. Høgh	3	$36.2	3	$2.41	None
Robert H. Neithart	5	$87.5	6	$4.33	6[7]	$2.92
High-Income Bond Fund
Tom Chow	1	$16.9	None		None
David A. Daigle	5	$176.6	2	$1.10	2	$0.71
Tara L. Torrens	1	$16.9	None		None
Shannon Ward	3	$132.9	1	$0.06	None
American Funds Mortgage Fund
David J. Betanzos	5	$98.5	None		None
Fergus N. MacDonald	7	$208.5	1	$0.18	None
Ultra-Short Bond Fund
Steven D. Lotwin	None		None		None

American Funds Insurance Series — Page 89

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
U.S. Government/AAA-Rated Securities Fund
David J. Betanzos	5	$95.9	None		None
Fergus N. MacDonald	7	$205.9	1	$0.18	None
Ritchie Tuazon	4	$30.8	None		None

1  Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

3  The advisory fee of one of these accounts (representing $0.15 billion in total assets) is based partially on its investment results.

4  The advisory fee of three of these accounts (representing $2.78 billion in total assets) is based partially on their investment results.

5  The advisory fee of one of these accounts (representing $0.02 billion in total assets) is based partially on its investment results.

6  The advisory fee of four of these accounts (representing $2.80 billion in total assets) is based partially on their investment results.

7  The advisory fee of one of these accounts (representing $0.15 billion in total assets) is based partially on its investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

American Funds Insurance Series — Page 90

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

American Funds Insurance Series — Page 91

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Growth Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000	5,000,000,000
0.460	5,000,000,000

Or, if net assets of Global Growth Fund are less than $1 billion

Rate	Net asset level
	In excess of	Up to
0.580%	$ 0	$ 500,000,000
0.480	500,000,000	1,000,000,000

Global Small Capitalization Fund

Rate	Net asset level
	In excess of	Up to
0.800%	$ 0	$ 600,000,000
0.740	600,000,000	1,000,000,000
0.700	1,000,000,000	2,000,000,000
0.670	2,000,000,000	3,000,000,000
0.650	3,000,000,000	5,000,000,000
0.635	5,000,000,000

American Funds Insurance Series — Page 92

Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,000,000,000
0.420	1,000,000,000	2,000,000,000
0.370	2,000,000,000	3,000,000,000
0.350	3,000,000,000	5,000,000,000
0.330	5,000,000,000	8,000,000,000
0.315	8,000,000,000	13,000,000,000
0.300	13,000,000,000	21,000,000,000
0.290	21,000,000,000	27,000,000,000
0.285	27,000,000,000	34,000,000,000
0.280	34,000,000,000

International Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000	1,500,000,000
0.500	1,500,000,000	2,500,000,000
0.480	2,500,000,000	4,000,000,000
0.470	4,000,000,000	6,500,000,000
0.460	6,500,000,000	10,500,000,000
0.450	10,500,000,000	17,000,000,000
0.440	17,000,000,000	21,000,000,000
0.430	21,000,000,000

New World Fund

Rate	Net asset level
	In excess of	Up to
0.850%	$ 0	$ 500,000,000
0.770	500,000,000	1,000,000,000
0.710	1,000,000,000	1,500,000,000
0.660	1,500,000,000	2,500,000,000
0.620	2,500,000,000	4,000,000,000
0.580	4,000,000,000

American Funds Insurance Series — Page 93

Blue Chip Income and Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.380	2,500,000,000	4,000,000,000
0.370	4,000,000,000	6,500,000,000
0.360	6,500,000,000	10,500,000,000
0.350	10,500,000,000

Global Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000

Growth-Income Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.320	2,500,000,000	4,000,000,000
0.285	4,000,000,000	6,500,000,000
0.256	6,500,000,000	10,500,000,000
0.242	10,500,000,000	13,000,000,000
0.235	13,000,000,000	17,000,000,000
0.230	17,000,000,000	21,000,000,000
0.225	21,000,000,000	27,000,000,000
0.222	27,000,000,000	34,000,000,000
0.219	34,000,000,000

American Funds Insurance Series — Page 94

International Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000	1,500,000,000
0.500	1,500,000,000

Capital Income Builder

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,000,000,000
0.410	1,000,000,000

Asset Allocation Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.420	600,000,000	1,200,000,000
0.360	1,200,000,000	2,000,000,000
0.320	2,000,000,000	3,000,000,000
0.280	3,000,000,000	5,000,000,000
0.260	5,000,000,000	8,000,000,000
0.250	8,000,000,000	13,000,000,000
0.244	13,000,000,000	21,000,000,000
0.240	21,000,000,000

Global Balanced Fund

Rate	Net asset level
	In excess of	Up to
0.660%	$ 0	$ 500,000,000
0.570	500,000,000	1,000,000,000
0.510	1,000,000,000

American Funds Insurance Series — Page 95

Bond Fund

Rate	Net asset level
	In excess of	Up to
0.480%	$ 0	$ 600,000,000
0.440	600,000,000	1,000,000,000
0.400	1,000,000,000	2,000,000,000
0.380	2,000,000,000	3,000,000,000
0.360	3,000,000,000	5,000,000,000
0.340	5,000,000,000	8,000,000,000
0.330	8,000,000,000	13,000,000,000
0.320	13,000,000,000

Corporate Bond Fund

Rate	Net asset level
	In excess of	Up to
0.460%	$ 0

Capital World Bond Fund

Rate	Net asset level
	In excess of	Up to
0.570%	$ 0	$1,000,000,000
0.500	1,000,000,000	3,000,000,000
0.450	3,000,000,000

High-Income Bond Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.460	600,000,000	1,000,000,000
0.440	1,000,000,000	2,000,000,000
0.420	2,000,000,000

American Funds Insurance Series — Page 96

American Funds Mortgage Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

Ultra-Short Bond Fund

Rate	Net asset level
	In excess of	Up to
0.320%	$ 0	$1,000,000,000
0.290	1,000,000,000	2,000,000,000
0.270	2,000,000,000

U.S. Government/AAA-Rated Securities Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

American Funds Insurance Series — Page 97

For the fiscal years ended December 31, 2019, 2018 and 2017, the investment adviser earned from the Series management fees, as follows:

	Fiscal year ended
	2019	2018	2017
Global Growth Fund	$32,238,000	$32,234,000	$30,510,000
Global Small Capitalization Fund	29,892,000	29,438,000	28,827,000
Growth Fund	84,702,000	83,065,000	77,148,000
International Fund	47,450,000	48,247,000	43,433,000
New World Fund	23,766,000	23,782,000	23,033,000
Blue Chip Income and Growth Fund	34,092,000	35,312,000	35,032,000
Global Growth and Income Fund	11,970,000	12,167,000	12,085,000
Growth-Income Fund	85,788,000	81,100,000	74,641,000
International Growth and Income Fund	8,588,000	8,811,000	8,016,000
Capital Income Builder	4,075,000	3,229,000	2,505,000
Asset Allocation Fund	67,563,000	68,775,000	63,395,000
Global Balanced Fund	2,697,000	2,520,000	1,958,000
Bond Fund	37,299,000	37,656,000	39,232,000
Corporate Bond Fund	N/A	N/A	N/A
Capital World Bond Fund	11,276,000	12,085,000	12,626,000
High-Income Bond Fund	6,009,000	6,485,000	7,701,000
American Funds Mortgage Fund	1,231,000	1,361,000	1,436,000
Ultra-Short Bond Fund	925,000	947,000	1,017,000
U.S. Government/AAA-Rated Securities Fund	9,824,000	10,160,000	10,190,000

The Series’ board of trustees approved an amended Investment Advisory and Service Agreement, pursuant to which the annualized rate payable to the investment adviser on daily net assets of International Growth and Income Fund and Capital Income Builder in excess of certain levels would be decreased. The investment adviser voluntarily waived management fees to give effect to the approved rates in advance of the effective date of the amended Agreement. Accordingly, after giving effect to the voluntary fee waivers described above, the funds paid the investment adviser management fees of $4,051,000 (a reduction of $24,000) for Capital Income Builder for the fiscal year ended in 2019.

Beginning May 1, 2020, the investment adviser has agreed to waive a portion of the management fee for funds that have aligned their objectives, investment strategies and portfolio management teams with that of an American Fund of the same name. The waiver is intended to align the management fee of the Series fund with that of the American Fund as of the date of the Series’ prospectus. The funds currently subject to this waiver are New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund.

American Funds Insurance Series — Page 98

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the Series’ Class 1, 1A, 2, 3 and 4 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to Series shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the Series and the investment adviser relating to the Series’ Class 1, 1A, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the Series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the Series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

American Funds Insurance Series — Page 99

During the 2019 fiscal year, the administrative services fees were:

	Administrative services fee
	Class 1	Class 1A	Class 2	Class 3	Class 4
Global Growth Fund	$ 458,000	$ 2,000	$ 742,000	N/A	$ 66,000
Global Small Capitalization Fund	382,000	—*	454,000	N/A	37,000
Growth Fund	1,999,000	3,000	3,017,000	41,000	269,000
International Fund	1,031,000	1,000	830,000	5,000	70,000
New World Fund	386,000	1,000	187,000	N/A	115,000
Blue Chip Income and Growth Fund	1,058,000	1,000	601,000	N/A	105,000
Global Growth and Income Fund	115,000	1,000	267,000	N/A	25,000
Growth-Income Fund	3,919,000	2,000	2,624,000	30,000	221,000
International Growth and Income Fund	217,000	—*	49,000	N/A	18,000
Capital Income Builder	89,000	1,000	1,000	N/A	83,000
Asset Allocation Fund	3,332,000	2,000	1,002,000	6,000	831,000
Global Balanced Fund	26,000	—*	40,000	N/A	17,000
Bond Fund	1,277,000	1,000	715,000	N/A	90,000
Corporate Bond Fund	N/A	N/A	N/A	N/A	N/A
Capital World Bond Fund	212,000	—*	204,000	N/A	10,000
High-Income Bond Fund	104,000	—*	135,000	2,000	12,000
American Funds Mortgage Fund	42,000	—*	12,000	N/A	5,000
Ultra-Short Bond Fund	6,000	—*	47,000	1,000	4,000
U.S. Government Securities/ AAA-Rated Securities Fund	288,000	—*	269,000	2,000	23,000

* Amount less than $1,000.

American Funds Insurance Series — Page 100

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 1A, Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers .25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or .18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Under the Plan for Class 1A shares, the Series may expend up to .25% of the assets of Class 1A shares; however, the board of trustees has not authorized any payments on Class 1A assets pursuant to the Plan for Class 1A shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2019, the Series incurred distribution expenses for Class 2 shares of $139,086,000, for Class 3 shares of $784,000 and for Class 4 shares of $24,259,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $12,132,000 for Class 2 shares, $69,000 for Class 3 shares and $2,257,000 for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 1A and Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to Insurance Administrative Services Plans adopted by the Series relating to the fund’s Class 1A and Class 4 shares. Under these plans, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 1A and Class 4 shares, respectively. During the fiscal year ended December 31, 2019, the Series incurred insurance administration fees of $183,000 for Class 1A and $24,260,000 for Class 4 shares.

American Funds Insurance Series — Page 101

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover additional compensation (as described in the prospectus) and/or expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON N.V.

American International Group, Inc.

American Fidelity Assurance Co.

Ameritas Life Insurance Corp.

AXA Equitable Life Insurance Company

Brighthouse Financial, Inc. (formerly MetLife)

CUNA Mutual Group

Delaware Life Holdings, LLC

Farmers Insurance & Financial Solutions

Global Atlantic Financial Group (fka Forethought)

Great-West Life & Annuity Company

Guardian Insurance & Annuity Company, Inc.

Horace Mann Life Insurance Company

Jackson National Life Insurance Co

Jefferson National

John Hancock Life Insurance Co

Kansas City Life Insurance Co

Lincoln National Life Insurance Co

Lombard International Life Assurance Company

Massachusetts Mutual Life Insurance Company

Matrix

MEMBERS Life Insurance Company

Merrill Lynch Bank of America

Midland National Life Insurance Company

Minnesota Life Insurance Company (aka Securian Financial Group, Inc.)

Modern Woodmen of America

Mutual of America Life Insurance Company

National Life Group

Nationwide Life Insurance Company

New York Life Insurance & Annuity Corporation

Pacific Life Insurance Company

Principal Life Insurance Co

Protective Life Insurance Company

Prudential Financial

Sammons Financial Group Inc

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Talcott Resolution Life Insurance Company

Thrivent Financial

Venerable Insurance And Annuity Company

Voya Financial

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Insurance Series — Page 102

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The

American Funds Insurance Series — Page 103

investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

American Funds Insurance Series — Page 104

purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

American Funds Insurance Series — Page 105

Brokerage commissions paid (net of any reimbursements described below) borne by the fund on portfolio transactions for the fiscal years ended December 31, 2019, 2018 and 2017 were:

	Fiscal year ended
	2019	2018	2017
Global Growth Fund	$817,500	$1,652,000	$2,814,000
Global Small Capitalization Fund	2,164,100	2,300,000	2,564,000
Growth Fund	2,070,200	3,703,000	4,452,000
International Fund	3,487,900	4,088,000	3,953,000
New World Fund	1,508,400	2,340,000	2,911,000
Blue Chip Income and Growth Fund	1,691,600	3,020,000	2,693,000
Global Growth and Income Fund	575,000	1,061,000	1,375,000
Growth-Income Fund	4,192,900	5,378,000	5,601,000
International Growth and Income Fund	492,700	734,000	1,163,000
Capital Income Builder	146,600	102,000	214,000
Asset Allocation Fund	2,271,000	3,125,000	3,438,000
Global Balanced Fund	89,600	64,000	72,000
Bond Fund	—	—	—
Corporate Bond Fund	N/A	N/A	N/A
Capital World Bond Fund	—	1,000	1,000
High-Income Bond Fund	6,000	9,000	12,000
American Funds Mortgage Fund	—	—	—
Ultra-Short Bond Fund	—	—	—
U.S. Government/AAA-Rated Securities Fund	—	—	—

Beginning January 1, 2019, the investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal year ended December 31, 2019, the investment adviser reimbursed the following for commissions paid to broker-dealers through a commission sharing arrangement to compensate such broker-dealers for research services:

Fiscal year ended
2019
Global Growth Fund	$55,500
Global Small Capitalization Fund	171,900
Growth Fund	461,800
International Fund	30,100
New World Fund	29,600
Blue Chip Income and Growth Fund	390,400
Global Growth and Income Fund	15,000
Growth-Income Fund	406,100
International Growth and Income Fund	6,300
Capital Income Builder	10,400
Asset Allocation Fund	322,000
Global Balanced Fund	3,400
Bond Fund	—

American Funds Insurance Series — Page 106

Fiscal year ended
2019
Corporate Bond Fund	—
Capital World Bond Fund	—
High-Income Bond Fund	—
American Funds Mortgage Fund	—
Ultra-Short Bond Fund	—
U.S. Government/AAA-Rated Securities Fund	—

Increases (or decreases) in the dollar amount of brokerage commissions borne by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity and/or the amount of commissions used to pay for research services through a commission sharing arrangement.

American Funds Insurance Series — Page 107

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year. At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Pershing LLC (a subsidiary of The Bank of New York Mellon Corporation), Citigroup Global Markets Inc., Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, RBC Capital Markets LLC, UBS AG and Wells Fargo Securities, LLC. At the end of the Series’ most recently completed fiscal year, the following funds held debt and/or equity securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Growth Fund	J.P. Morgan Securities LLC	equity	$ 85,675,000
Growth Fund	Bank of New York Mellon	equity	28,134,000
	Goldman Sachs Group, Inc.	equity	241,978,000
	J.P. Morgan Securities LLC	equity	187,214,000
	Morgan Stanley & Co. LLC	equity	21,010,000
	Wells Fargo Securities, LLC	equity	162,035,000
Blue Chip Income and Growth Fund	J.P. Morgan Securities LLC	equity	182,475,000
Global Growth and Income Fund	J.P. Morgan Securities LLC	equity	12,825,000
Growth-Income Fund	Bank of New York Mellon	equity	209,338,000
	J.P. Morgan Securities LLC	equity	558,301,000
	UBS AG	equity	16,958,000
	Wells Fargo Securities, LLC	equity	140,434,000

American Funds Insurance Series — Page 108

	Affiliated company of regular broker-dealer	Type of security	Amount
Capital Income Builder	Citigroup Inc.	debt	$ 164,000
	Goldman Sachs Group, Inc.	debt	896,000
	J.P. Morgan Securities LLC	debt/equity	10,408,000
	Morgan Stanley & Co. LLC	debt	613,000
	Wells Fargo Securities, LLC	debt	735,000
Asset Allocation Fund	Citigroup Inc.	debt/equity	214,674,000
	Credit Suisse Group AG	debt	2,553,000
	Goldman Sachs Group, Inc.	debt	18,693,000
	J.P. Morgan Securities LLC	debt/equity	256,315,000
	Morgan Stanley & Co. LLC	debt	20,032,000
	RBC Capital Markets LLC	debt	17,178,000
	Wells Fargo Securities, LLC	debt	14,915,000
Global Balanced Fund	Goldman Sachs Group, Inc.	debt	512,000
	J.P. Morgan Securities LLC	debt/equity	6,818,000
	Morgan Stanley & Co. LLC	debt	197,000
Bond Fund	Credit Suisse Group AG	debt	30,297,000
	Goldman Sachs Group, Inc.	debt	20,632,000
	J.P. Morgan Securities LLC	debt	32,032,000
	Morgan Stanley & Co. LLC	debt	21,679,000
	Wells Fargo Securities, LLC	debt	25,484,000
Capital World Bond Fund	Citigroup Inc.	debt	1,509,000
	Goldman Sachs Group, Inc.	debt	12,311,000
	J.P. Morgan Securities LLC	debt	8,821,000
	Morgan Stanley & Co. LLC	debt	1,731,000

American Funds Insurance Series — Page 109

Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this

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statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among

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fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of

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shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $8,000 for Class 1 shares, less than $1,000 for Class 1A shares, $7,000 for Class 2 shares, less than $1,000 for Class 3 shares and less than $1,000 for Class 4 shares for the 2019 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any

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financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

Credit facility — Global Small Capitalization Fund, New World Fund and High-Income Bond Fund, together with other U.S. registered investment funds managed by Capital Research and Management Company, have entered into a committed line of credit facility pursuant to which the funds may borrow up to $1.5 billion as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

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RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

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Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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American Funds Insurance Series®

Global Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.83% Information technology 29.11%	Shares	Value (000)
ASML Holding NV1	648,442	$193,113
ASML Holding NV (New York registered)	510,500	151,077
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	301,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	19,463
Microsoft Corp.	1,999,800	315,368
Visa Inc., Class A	1,142,800	214,732
Broadcom Inc.	487,050	153,918
Temenos AG1	637,000	100,711
Paycom Software, Inc.[2]	357,000	94,519
SimCorp AS1	425,000	48,292
Adyen NV1,2	56,700	46,656
PagSeguro Digital Ltd., Class A2	1,340,900	45,805
Adobe Inc.[2]	135,000	44,524
Amphenol Corp., Class A	373,500	40,424
Network International Holdings PLC[1,2]	3,173,000	26,931
Hexagon AB, Class B1	477,200	26,737
EPAM Systems, Inc.[2]	122,000	25,884
Keyence Corp.[1]	73,000	25,839
Mastercard Inc., Class A	76,500	22,842
Zendesk, Inc.[2]	261,000	20,000
Jack Henry & Associates, Inc.	98,000	14,276
Autodesk, Inc.[2]	77,000	14,126
Amadeus IT Group SA, Class A, non-registered shares[1]	164,200	13,454
Worldline SA, non-registered shares[1,2]	162,000	11,498
StoneCo Ltd., Class A2	208,000	8,297
		1,979,579
Consumer discretionary 17.93%
Amazon.com, Inc.[2]	173,800	321,155
Alibaba Group Holding Ltd.[1,2]	6,844,000	181,984
Takeaway.com NV1,2	740,000	68,355
Just Eat PLC[1,2]	5,292,000	58,725
Ocado Group PLC[1,2]	3,115,000	52,890
Naspers Ltd., Class N1	277,000	45,276
Moncler SpA[1]	915,000	41,155
NIKE, Inc., Class B	370,500	37,535
Tiffany & Co.	259,700	34,709
LVMH Moët Hennessy-Louis Vuitton SE1	59,000	27,478
Meituan Dianping, Class B1,2	2,027,700	26,554
Wynn Macau, Ltd.[1]	10,510,400	25,999
Valeo SA, non-registered shares[1]	727,000	25,741
Cie. Financière Richemont SA, Class A1	320,350	25,147
MGM China Holdings, Ltd.[1]	12,708,000	20,827
Prosus NV1,2	277,000	20,727
Home Depot, Inc.	92,275	20,151
Peugeot SA1	814,995	19,519
EssilorLuxottica[1]	124,835	19,070
American Funds Insurance Series — Global Growth Fund — Page 1 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[1,2]	370,000	$16,599
Sony Corp.[1]	243,000	16,540
Melco Resorts & Entertainment Ltd. (ADR)	606,000	14,647
MGM Resorts International	437,000	14,539
Sodexo SA1	122,000	14,470
Flutter Entertainment PLC[1]	103,300	12,615
Marriott International, Inc., Class A	74,000	11,206
Domino’s Pizza, Inc.	37,000	10,870
Restaurant Brands International Inc.	155,000	9,884
Fast Retailing Co., Ltd.[1]	16,100	9,543
Cairn Homes PLC[1]	5,615,000	7,969
Suzuki Motor Corp.[1]	182,000	7,623
		1,219,502
Health care 10.91%
UnitedHealth Group Inc.	324,200	95,308
AstraZeneca PLC[1]	721,300	72,165
Merck & Co., Inc.	775,600	70,541
Boston Scientific Corp.[2]	1,373,700	62,119
Pfizer Inc.	1,424,000	55,792
DexCom, Inc.[2]	253,000	55,341
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	55,222
Mettler-Toledo International Inc.[2]	65,000	51,563
Cigna Corp.	177,511	36,299
Bayer AG1	363,860	29,742
Regeneron Pharmaceuticals, Inc.[2]	64,200	24,106
Zoetis Inc., Class A	155,000	20,514
Humana Inc.	55,000	20,159
Vertex Pharmaceuticals Inc.[2]	89,000	19,487
Novartis AG1	189,000	17,906
Intuitive Surgical, Inc.[2]	28,000	16,552
Straumann Holding AG1	14,000	13,742
Sanofi[1]	135,000	13,559
bioMérieux SA1	135,000	12,026
		742,143
Financials 10.30%
AIA Group Ltd.[1]	13,206,300	138,952
Kotak Mahindra Bank Ltd.[1]	3,917,000	92,383
JPMorgan Chase & Co.	614,600	85,675
MarketAxess Holdings Inc.	211,000	79,992
Tradeweb Markets Inc., Class A	1,501,303	69,586
CME Group Inc., Class A	165,200	33,159
Société Générale[1]	818,650	28,604
AXA SA1	966,000	27,253
Prudential PLC[1]	1,141,962	21,973
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	21,943
Berkshire Hathaway Inc., Class A2	54	18,338
ORIX Corp.[1]	1,017,000	16,929
BlackRock, Inc.	30,600	15,383
Banco Santander, SA1	2,946,020	12,439
Macquarie Group Ltd.[1]	125,000	12,124
FinecoBank SpA[1]	960,000	11,523
American Funds Insurance Series — Global Growth Fund — Page 2 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)[1]	645,500	$10,621
M&G PLC[1,2]	1,141,962	3,593
		700,470
Consumer staples 8.12%
British American Tobacco PLC[1]	2,970,800	126,572
Nestlé SA1	739,650	80,131
Philip Morris International Inc.	919,500	78,240
Altria Group, Inc.	1,125,000	56,149
Keurig Dr Pepper Inc.	1,624,000	47,015
General Mills, Inc.	514,000	27,530
Walgreens Boots Alliance, Inc.	459,700	27,104
Associated British Foods PLC[1]	595,000	20,612
Anheuser-Busch InBev SA/NV1	250,000	20,500
Coca-Cola European Partners PLC	397,000	20,199
Costco Wholesale Corp.	44,800	13,168
Uni-Charm Corp.[1]	357,000	12,059
Coca-Cola FEMSA, SAB de CV, units	1,965,000	11,939
Mondelez International, Inc.	192,000	10,575
		551,793
Communication services 7.87%
Alphabet Inc., Class A2	115,600	154,833
Alphabet Inc., Class C2	71,052	94,998
Tencent Holdings Ltd.[1]	2,230,000	107,572
Facebook, Inc., Class A2	421,640	86,542
Nintendo Co., Ltd.[1]	137,400	55,461
Altice USA, Inc., Class A2	800,000	21,872
ViacomCBS Inc., Class B	334,850	14,054
		535,332
Industrials 7.76%
Airbus SE, non-registered shares[1]	1,093,500	160,436
MTU Aero Engines AG1	167,000	47,688
Geberit AG1	65,000	36,490
DSV Panalpina A/S1	248,500	28,766
ASSA ABLOY AB, Class B1	1,170,000	27,340
Bunzl PLC[1]	956,000	26,157
Alliance Global Group, Inc.[1,2]	111,060,000	25,546
Safran SA1	164,000	25,422
GT Capital Holdings, Inc.[1]	1,398,681	23,413
Middleby Corp.[2]	201,000	22,013
IDEX Corp.	122,400	21,053
Boeing Co.	51,300	16,711
SMC Corp.[1]	34,000	15,542
Recruit Holdings Co., Ltd.[1]	390,000	14,676
NIBE Industrier AB, Class B1	817,914	14,184
General Electric Co.	1,260,000	14,062
Nidec Corp.[1]	57,300	7,827
		527,326
Materials 2.73%
Sherwin-Williams Co.	155,500	90,740
Barrick Gold Corp. (GBP denominated)	1,532,000	28,456
Koninklijke DSM NV1	124,000	16,187
American Funds Insurance Series — Global Growth Fund — Page 3 of 184

Common stocks (continued) Materials (continued)	Shares	Value (000)
CCL Industries Inc., Class B, nonvoting shares	375,000	$15,976
Glencore PLC[1]	4,000,000	12,508
Air Liquide SA1	87,912	12,495
DuPont de Nemours Inc.	147,000	9,437
		185,799
Energy 2.02%
Reliance Industries Ltd.[1]	1,795,200	38,132
Gazprom PJSC (ADR)[1]	4,173,000	34,365
LUKOIL Oil Co. PJSC (ADR)[1]	306,700	30,468
Baker Hughes Co., Class A	470,000	12,046
Royal Dutch Shell PLC, Class B1	381,000	11,353
CNOOC Ltd.[1]	6,600,000	11,000
		137,364
Utilities 0.08%
Ørsted AS1	54,500	5,646
Total common stocks (cost: $3,768,489,000)		6,584,954
Preferred securities 1.66% Health care 1.20%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	81,675
Information technology 0.46%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	792,250	30,909
Total preferred securities (cost: $43,479,000)		112,584
Short-term securities 2.01% Money market investments 2.01%
Capital Group Central Cash Fund 1.73%[3]	1,371,403	137,140
Total short-term securities (cost: $136,878,000)		137,140
Total investment securities 100.50% (cost: $3,948,846,000)		6,834,678
Other assets less liabilities (0.50)%		(34,231)
Net assets 100.00%		$6,800,447
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,312,961,000, which represented 48.72% of the net assets of the fund. This amount includes $3,300,466,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 4 of 184

Global Small Capitalization Fund
Investment portfolio
December 31, 2019
Common stocks 94.84% Health care 22.15%	Shares	Value (000)
Insulet Corp.[1]	815,300	$139,579
GW Pharmaceuticals PLC (ADR)[1]	823,718	86,128
Notre Dame Intermédica Participações SA	4,228,500	71,742
Haemonetics Corp.[1]	619,200	71,146
Allakos Inc.[1,2]	683,880	65,215
CONMED Corp.	581,200	64,996
Integra LifeSciences Holdings Corp.[1]	906,825	52,850
Mani, Inc.[3]	1,632,529	46,675
Cortexyme, Inc.[1,2]	695,324	39,035
iRhythm Technologies, Inc.[1]	515,500	35,100
PRA Health Sciences, Inc.[1]	306,100	34,023
New Frontier Health Corp., Class A1,3,4	2,680,000	26,666
Allogene Therapeutics, Inc.[1]	653,594	16,980
Allogene Therapeutics, Inc.[1,2]	280,589	7,290
Nakanishi Inc.[3]	1,024,000	19,497
WuXi Biologics (Cayman) Inc.[1,3]	1,412,000	17,909
Medacta Group SA1,3	212,200	15,875
CompuGroup Medical SE3	203,400	14,551
BioMarin Pharmaceutical Inc.[1]	172,000	14,543
Encompass Health Corp.	206,000	14,270
Fleury SA, ordinary nominative	1,860,000	14,116
Cansino Biologics Inc., Class H1,2,3	1,857,200	14,083
CryoLife, Inc.[1]	483,550	13,099
NuCana PLC (ADR)[1,2,5]	2,083,704	12,711
Madrigal Pharmaceuticals, Inc.[1]	134,425	12,247
Ultragenyx Pharmaceutical Inc.[1]	283,374	12,103
Amplifon SpA[3]	420,000	12,084
Bluebird Bio, Inc.[1]	135,415	11,883
Sarepta Therapeutics, Inc.[1]	89,900	11,601
LivaNova PLC[1]	125,000	9,429
Guardant Health, Inc.[1]	114,927	8,980
NuVasive, Inc.[1]	110,000	8,507
Hikma Pharmaceuticals PLC[3]	280,000	7,417
Divi’s Laboratories Ltd.[3]	260,000	6,725
AddLife AB, Class B3	176,889	5,463
Hutchison China MediTech Ltd. (ADR)[1]	124,000	3,109
Piramal Enterprises Ltd.[3]	127,741	2,733
Genomma Lab Internacional, SAB de CV, Series B1	1,000,000	990
NMC Health PLC[3]	38,929	914
Clinuvel Pharmaceuticals Ltd.[3]	29,278	586
Neuronetics, Inc.[1]	110,119	494
		1,023,344
American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 184

Common stocks (continued) Information technology 18.84%	Shares	Value (000)
Cree, Inc.[1]	1,199,900	$55,375
Ceridian HCM Holding Inc.[1]	799,400	54,263
Net One Systems Co., Ltd.[3]	1,556,965	40,002
Network International Holdings PLC[1,3]	4,570,562	38,792
Avast PLC[3]	5,839,000	35,104
Alteryx, Inc., Class A1	340,000	34,024
SimCorp AS3	297,250	33,776
Bechtle AG, non-registered shares[3]	226,305	31,756
Carel Industries SpA[2,3]	1,947,251	30,292
Qorvo, Inc.[1]	241,800	28,104
Appfolio, Inc., Class A1	251,270	27,627
BE Semiconductor Industries NV3	666,800	25,896
Kingdee International Software Group Co. Ltd.[3]	24,670,374	24,685
Inphi Corp.[1]	315,900	23,383
Jenoptik AG3	706,152	20,180
Paycom Software, Inc.[1]	75,000	19,857
Pegasystems Inc.	242,491	19,314
MACOM Technology Solutions Holdings, Inc.[1]	721,000	19,179
Euronet Worldwide, Inc.[1]	120,800	19,033
Anaplan, Inc.[1]	341,133	17,875
HubSpot, Inc.[1]	110,300	17,483
Nuance Communications, Inc.[1]	946,232	16,871
DocuSign, Inc.[1]	210,067	15,568
Silergy Corp.[3]	451,740	14,324
Silicon Laboratories Inc.[1]	122,000	14,150
Cognex Corp.	250,000	14,010
Oneconnect Financial Technology Co., Ltd. (ADR)[1,2]	1,372,000	13,761
Vanguard International Semiconductor Corp.[3]	4,877,000	12,907
Megaport Ltd.[1,3]	1,500,000	11,309
Elastic NV, non-registered shares[1]	151,651	9,751
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2,3	4,296,500	8,546
InterXion Holding NV, non-registered shares[1]	100,000	8,381
Sansan, Inc.[1,3]	160,800	8,198
Nordic Semiconductor ASA[1,3]	1,250,000	7,931
RAKUS Co., Ltd.[3]	428,600	7,888
Endurance International Group Holdings, Inc.[1]	1,597,556	7,509
ASM Pacific Technology Ltd.[3]	497,000	6,909
Topcon Corp.[3]	523,710	6,749
Faraday Technology Corp.[3]	3,402,000	6,393
INFICON Holding AG3	7,397	5,873
Maxlinear, Inc.[1]	270,000	5,729
Kingboard Holdings Ltd.[3]	1,733,000	5,502
Semtech Corp.[1]	100,000	5,290
SUNeVision Holdings Ltd.[3]	6,170,000	4,174
Siltronic AG3	38,500	3,876
CDK Global, Inc.	69,000	3,773
Ping Identity Holding Corp.[1,2]	154,000	3,742
X-FAB Silicon Foundries SE1,3	765,130	3,595
Computer Services, Inc.	79,800	3,551
MongoDB, Inc., Class A1	25,000	3,290
Okta, Inc., Class A1	27,263	3,145
Tyro Payments Ltd.[1,3]	1,181,338	2,918
Coupa Software Inc.[1]	18,000	2,633
QAD Inc., Class A	44,400	2,261
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 184

Common stocks (continued) Information technology (continued)	Shares	Value (000)
PagerDuty, Inc.[1]	86,800	$2,030
Medallia, Inc.[1,2]	64,600	2,010
		870,547
Industrials 14.87%
International Container Terminal Services, Inc.[3]	23,981,620	60,824
Nihon M&A Center Inc.[3]	1,710,692	59,090
VARTA AG, non-registered shares[1,3]	280,402	38,232
Meggitt PLC[3]	3,321,300	28,942
Tomra Systems ASA[3]	857,587	27,197
Marel hf., non-registered shares (ISK denominated)[3]	4,899,903	24,908
Marel hf., non-registered shares (EUR denominated)[1,3]	333,333	1,705
I.M.A. Industria Macchine Automatiche SpA[2,3]	365,840	26,316
Curtiss-Wright Corp.	185,484	26,133
IMCD NV3	293,600	25,697
Bingo Industries Ltd.[2,3]	12,741,516	25,449
Boyd Group Services Inc.[2]	158,006	24,579
BWX Technologies, Inc.	339,407	21,070
Bravida Holding AB3	1,940,000	18,841
VAT Group AG3	103,000	17,425
Rheinmetall AG3	145,900	16,778
Centre Testing International Group Co., Ltd.[3]	7,259,332	15,541
ManpowerGroup Inc.	160,000	15,536
Matson, Inc.	347,000	14,158
Avon Rubber PLC[3]	508,000	14,123
Instalco AB3	857,000	12,366
BELIMO Holding AG3	1,628	12,275
Imperial Logistics Ltd.[3]	2,775,406	11,584
Cleanaway Waste Management Ltd.[3]	8,161,470	11,547
Nolato AB, Class B3	194,800	11,442
BeNEXT Group Inc.[3]	944,400	11,019
Granite Construction Inc.	388,500	10,750
Aalberts NV, non-registered shares[3]	225,100	10,127
Interpump Group SpA[3]	297,000	9,409
easyJet PLC[3]	473,100	8,999
Tsubaki Nakashima Co., Ltd.[3]	580,461	8,514
Greaves Cotton Ltd.[3]	4,244,540	7,968
The Brink’s Co.	73,800	6,692
PayPoint PLC[3]	476,000	6,390
Carborundum Universal Ltd.[3]	1,380,000	6,211
Diploma PLC[3]	221,000	5,925
Aerojet Rocketdyne Holdings, Inc.[1]	125,000	5,707
Sunny Friend Environmental Technology Co., Ltd.[3]	660,000	5,154
Coor Service Management Holding AB3	530,000	4,663
Addtech AB, Class B3	124,300	4,020
Middleby Corp.[1]	31,000	3,395
J. Kumar Infraprojects Ltd.[3]	1,517,000	3,002
Klingelnberg AG3	86,463	2,179
Europcar Mobility Group SA2,3	434,260	2,113
Polypipe Group PLC[3]	210,000	1,503
Nitto Boseki Co., Ltd.[3]	32,600	1,381
		686,879
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 184

Common stocks (continued) Consumer discretionary 14.63%	Shares	Value (000)
frontdoor, inc.[1]	1,355,200	$64,264
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	57,947
Helen of Troy Ltd.[1]	283,000	50,881
Mattel, Inc.[1,2]	3,338,800	45,241
Wyndham Hotels & Resorts, Inc.	631,500	39,664
Five Below, Inc.[1]	305,000	38,997
Melco International Development Ltd.[3]	12,619,000	35,517
GVC Holdings PLC[3]	2,934,000	34,409
Thor Industries, Inc.	446,000	33,133
ServiceMaster Global Holdings, Inc.[1]	658,000	25,438
Takeaway.com NV1,2,3	236,700	21,864
Freni Brembo SpA[3]	1,484,087	18,430
Tongcheng-Elong Holdings Ltd.[1,3]	9,447,600	16,973
YETI Holdings, Inc.[1,2]	426,400	14,830
zooplus AG, non-registered shares[1,2,3]	138,900	13,305
International Game Technology PLC	876,285	13,118
Shop Apotheke Europe NV, non-registered shares[1,2,3]	268,700	13,111
Trainline PLC[1,3]	1,906,877	12,850
B2W - Cia. Digital, ordinary nominative[1]	791,193	12,363
Melco Resorts & Entertainment Ltd. (ADR)	425,000	10,272
Brunello Cucinelli SpA[3]	280,865	9,948
TopBuild Corp.[1]	96,100	9,906
Thule Group AB3	401,700	9,270
Cie. Plastic Omnium SA3	308,912	8,660
Elior Group SA3	533,000	7,841
Bloomin’ Brands, Inc.	324,000	7,151
Dine Brands Global, Inc.	84,920	7,092
Canada Goose Holdings Inc., subordinate voting shares[1,2]	156,500	5,672
Cedar Fair, LP	100,000	5,544
William Hill PLC[3]	2,059,300	5,148
Zhongsheng Group Holdings Ltd.[3]	1,173,000	4,771
Everi Holdings Inc.[1]	325,000	4,365
Casio Computer Co., Ltd.[3]	200,000	4,019
Viomi Technology Co., Ltd. (ADR)[2]	361,700	2,908
Dalata Hotel Group PLC[3]	455,560	2,748
Tube Investments of India Ltd.[3]	330,837	2,235
Delta Corp Ltd.[3]	750,000	2,082
Del Taco Restaurants, Inc.[1]	244,200	1,930
Relaxo Footwears Ltd.[3]	210,000	1,815
China Zenix Auto International Ltd. (ADR)[1]	428,500	171
		675,883
Financials 7.69%
Cannae Holdings, Inc.[1]	1,625,000	60,434
Kotak Mahindra Bank Ltd.[3]	2,448,225	57,742
Essent Group Ltd.	750,841	39,036
Trupanion, Inc.[1,2]	973,800	36,479
IndusInd Bank Ltd.[3]	1,579,646	33,434
Eurobank Ergasias SA1,3	12,234,000	12,666
Moelis & Co., Class A	380,800	12,155
HDFC Asset Management Co., Ltd.[3]	269,651	12,106
Janus Henderson Group PLC	470,000	11,491
IIFL Wealth Management Ltd.[3]	677,558	10,754
Fanhua Inc. (ADR)[2]	303,211	7,874
NMI Holdings, Inc.[1]	228,075	7,568
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Webster Financial Corp.	140,000	$7,470
Close Brothers Group PLC[3]	350,000	7,426
Cholamandalam Investment and Finance Co., Ltd.[3]	1,534,000	6,568
Indian Energy Exchange Ltd.[1,3]	3,150,000	6,305
Texas Capital Bancshares, Inc.[1]	110,000	6,245
L&T Finance Holdings Ltd.[3]	3,404,200	5,672
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	5,555
AU Small Finance Bank Ltd.[3]	490,000	5,518
City Union Bank Ltd.[3]	929,648	3,051
		355,549
Real estate 3.98%
Altus Group Ltd.	932,800	27,268
MGM Growth Properties LLC REIT, Class A	864,500	26,773
Embassy Office Parks REIT[3]	4,509,000	26,767
WHA Corp. PCL[3]	169,183,421	21,860
BR Properties SA, ordinary nominative[1]	5,406,800	19,462
Two Harbors Investment Corp. REIT	1,293,000	18,904
JHSF Participacoes SA	9,038,300	16,020
Cyrela Commercial Properties SA, ordinary nominative[1]	2,035,666	12,859
DoubleDragon Properties Corp.[1,3]	25,217,700	9,414
K. Wah International Holdings Ltd.[3]	7,884,639	4,406
		183,733
Materials 3.89%
Allegheny Technologies Inc.[1]	1,413,900	29,211
Lundin Mining Corp.	3,825,000	22,858
Kansai Paint Co., Ltd.[3]	584,900	14,295
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,770,282	13,844
UPL Ltd.[3]	1,370,683	11,228
SIG Combibloc Group AG3	600,000	9,580
Ingevity Corp.[1]	102,500	8,956
Valvoline Inc.	390,000	8,350
PI Industries Ltd.[3]	396,200	8,030
Steel Dynamics, Inc.	235,000	7,999
Vidrala, SA, non-registered shares[3]	73,892	7,791
Taiyo Nippon Sanso Corp.[3]	346,900	7,685
Navin Fluorine International Ltd.[3]	445,388	6,290
Ramco Cements Ltd.[3]	411,000	4,356
LANXESS AG3	64,200	4,314
Nevada Copper Corp.[1,2]	13,859,000	3,896
United States Steel Corp.	335,000	3,822
Vinati Organics Ltd.[3]	128,280	3,570
Arkema SA3	24,700	2,635
Indorama Ventures PCL, foreign registered[3]	708,100	819
Sirius Minerals PLC[1,2,3]	343,600	16
		179,545
Communication services 3.16%
Altice Europe NV, Class A1,3	4,363,000	28,195
Bandwidth Inc., Class A1	335,830	21,510
Vonage Holdings Corp.[1]	2,471,700	18,315
Zee Entertainment Enterprises Ltd.[3]	4,217,293	17,284
Kamakura Shinsho, Ltd.[2,3]	656,000	10,410
New York Times Co., Class A	321,900	10,355
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 184

Common stocks (continued) Communication services (continued)	Shares	Value (000)
JCDecaux SA3	334,634	$10,327
ProSiebenSat.1 Media SE3	508,000	7,944
Euskaltel, SA, non-registered shares[3]	630,178	6,355
Megacable Holdings, SAB de CV, ordinary participation certificates	1,436,600	5,884
Elang Mahkota Teknologi Tbk PT3	13,385,800	5,377
RPA Holdings, Inc.[1,2,3]	371,000	3,971
		145,927
Consumer staples 2.66%
Varun Beverages Ltd.[3]	1,948,807	19,369
Grocery Outlet Holding Corp.[1]	532,800	17,289
Freshpet, Inc.[1]	258,600	15,281
Treasury Wine Estates Ltd.[3]	1,246,230	14,241
TCI Co., Ltd.[3]	1,433,493	13,653
Primo Water Corp.[1]	1,135,000	12,740
AAK AB3	650,000	12,355
Emperador Inc.[1,3]	45,300,000	6,435
Kernel Holding SA3	493,041	5,880
CCL Products (India) Ltd.[3]	1,237,068	3,490
Vector Group Ltd.	87,000	1,165
Chongqing Fuling Zhacai Group Co., Ltd., Class A3	298,645	1,146
		123,044
Energy 1.58%
Saipem SpA, Class S1,3	4,823,000	23,582
Venture Global LNG, Inc., Series C1,3,4,6,7	2,760	14,352
NuVista Energy Ltd.[1,2]	4,450,000	10,932
SM Energy Co.	970,000	10,903
Whitecap Resources Inc.	1,700,000	7,266
Concho Resources Inc.	35,200	3,082
Oil & Gas Development Co. Ltd.[3]	3,222,051	2,963
		73,080
Utilities 1.39%
ENN Energy Holdings Ltd.[3]	4,262,900	46,609
Neoenergia SA	2,827,000	17,485
		64,094
Total common stocks (cost: $3,225,972,000)		4,381,625
Preferred securities 1.02% Information technology 0.64%
Avidxchange, Inc., Series F, preferred shares[1,3,6,7]	492,864	24,156
Gitlab Inc., Series E, preferred shares[1,3,6,7]	297,916	5,550
		29,706
Industrials 0.38%
Azul SA, preferred nominative (ADR)[1]	356,816	15,272
Azul SA, preferred nominative[1]	154,000	2,231
		17,503
Total preferred securities (cost: $36,660,000)		47,209
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 184

Rights & warrants 0.00% Health care 0.00%	Shares	Value (000)
Piramal Enterprises Ltd., rights, expire 2020[1,3]	16,929	$53
Total rights & warrants (cost: $0)		53
Short-term securities 6.03% Money market investments 6.03%
Capital Group Central Cash Fund 1.73%[8]	1,926,005	192,600
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[8,9]	51,521,183	51,521
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.50%[8,9]	13,138,720	13,139
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[8,9]	11,671,469	11,672
Goldman Sachs Financial Square Government Fund 1.50%[8,9]	9,901,092	9,901
		278,833
Total short-term securities (cost: $278,593,000)		278,833
Total investment securities 101.89% (cost: $3,541,225,000)		4,707,720
Other assets less liabilities (1.89)%		(87,447)
Net assets 100.00%		$4,620,273
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $102,111,000, which represented 2.21% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,960,603,000, which represented 42.43% of the net assets of the fund. This amount includes $1,889,826,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,018,000, which represented .89% of the net assets of the fund.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Security purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., series F, preferred shares	12/26/2019	$24,156	$24,156.52%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	14,352.31
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,550.12
Total private placement securities		$ 37,986	$ 44,058.95%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 184

Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.25% Information technology 25.15%	Shares	Value (000)
Microsoft Corp.	10,468,400	$1,650,867
Broadcom Inc.	2,430,100	767,960
ASML Holding NV (New York registered)	1,161,800	343,823
ASML Holding NV1	985,000	293,343
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	30,792,000	341,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	140,578
Visa Inc., Class A	2,256,600	424,015
RingCentral, Inc., Class A2	1,557,200	262,653
ServiceNow, Inc.[2]	921,500	260,158
Intel Corp.	4,013,000	240,178
Autodesk, Inc.[2]	1,096,000	201,072
Fiserv, Inc.[2]	1,573,600	181,955
Workday, Inc., Class A2	987,000	162,312
Mastercard Inc., Class A	538,000	160,641
PayPal Holdings, Inc.[2]	1,207,700	130,637
Shopify Inc., Class A, subordinate voting shares[2]	289,500	115,099
Applied Materials, Inc.	1,840,700	112,356
Paycom Software, Inc.[2]	417,100	110,431
Square, Inc., Class A2	1,635,000	102,286
Hexagon AB, Class B1	1,788,300	100,196
Keyence Corp.[1]	236,800	83,816
MongoDB, Inc., Class A2	627,521	82,588
FleetCor Technologies, Inc.[2]	252,000	72,506
SK hynix, Inc.[1]	844,000	68,593
Analog Devices, Inc.	563,000	66,907
Guidewire Software, Inc.[2]	585,000	64,216
Global Payments Inc.	319,100	58,255
VMware, Inc., Class A2	300,000	45,537
Jack Henry & Associates, Inc.	287,000	41,807
Samsung Electronics Co., Ltd.[1]	842,000	40,571
Adobe Inc.[2]	115,700	38,159
HubSpot, Inc.[2]	239,900	38,024
Advanced Micro Devices, Inc.[2]	805,000	36,917
Alteryx, Inc., Class A2	361,000	36,125
Dell Technologies Inc., Class C2	649,000	33,352
Atlassian Corp. PLC, Class A2	267,300	32,167
Tyler Technologies, Inc.[2]	101,900	30,572
Micron Technology, Inc.[2]	564,200	30,343
DocuSign, Inc.[2]	386,000	28,607
MKS Instruments, Inc.	199,200	21,914
Texas Instruments Inc.	157,000	20,142
Apple Inc.	64,700	18,999
NetApp, Inc.	289,900	18,046
SYNNEX Corp.	115,500	14,876
Elastic NV, non-registered shares[2]	159,000	10,224
Trimble Inc.[2]	217,000	9,047
American Funds Insurance Series — Growth Fund — Page 12 of 184

Common stocks (continued) Information technology (continued)	Shares	Value (000)
LiveRamp Holdings, Inc.[2]	187,800	$9,028
SVMK Inc.[2]	226,700	4,051
Datadog, Inc., Class A2	46,500	1,757
Cloudflare, Inc., Class A2	98,400	1,679
		7,160,390
Communication services 18.20%
Facebook, Inc., Class A2	7,578,400	1,555,467
Netflix, Inc.[2]	3,251,160	1,051,978
Alphabet Inc., Class C2	552,300	738,436
Alphabet Inc., Class A2	157,500	210,954
Charter Communications, Inc., Class A2	946,280	459,021
T-Mobile US, Inc.[2]	4,885,000	383,082
Activision Blizzard, Inc.	6,317,500	375,386
Comcast Corp., Class A	5,135,900	230,961
Snap Inc., Class A2	7,800,000	127,374
ViacomCBS Inc., Class B	461,600	19,373
Cable One, Inc.	10,600	15,778
Pinterest, Inc., Class A2	642,100	11,969
Zillow Group, Inc., Class A2	14,600	668
		5,180,447
Health care 16.70%
UnitedHealth Group Inc.	3,190,800	938,031
Intuitive Surgical, Inc.[2]	1,049,100	620,176
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	503,519
Humana Inc.	1,269,500	465,297
Vertex Pharmaceuticals Inc.[2]	1,434,579	314,101
Boston Scientific Corp.[2]	5,085,000	229,944
Centene Corp.[2]	3,484,800	219,089
Thermo Fisher Scientific Inc.	534,500	173,643
Cigna Corp.	739,902	151,303
Seattle Genetics, Inc.[2]	1,248,154	142,614
ResMed Inc.	755,000	117,002
DexCom, Inc.[2]	421,000	92,090
Allakos Inc.[2]	910,000	86,778
Pfizer Inc.	2,191,000	85,843
Eli Lilly and Co.	523,300	68,777
CVS Health Corp.	862,934	64,107
Insulet Corp.[2]	276,000	47,251
Align Technology, Inc.[2]	155,000	43,251
Incyte Corp.[2]	492,100	42,970
Abbott Laboratories	481,200	41,797
Verily Life Sciences LLC[1,2,3,4]	300,178	38,849
Neurocrine Biosciences, Inc.[2]	330,600	35,536
AstraZeneca PLC[1]	290,900	29,104
Amgen Inc.	120,000	28,929
Danaher Corp.	183,200	28,118
Merck & Co., Inc.	296,000	26,921
Biohaven Pharmaceutical Holding Co. Ltd.[2]	449,600	24,476
Edwards Lifesciences Corp.[2]	84,100	19,620
BioMarin Pharmaceutical Inc.[2]	191,800	16,217
Allogene Therapeutics, Inc.[2]	589,500	15,315
Anthem, Inc.	40,400	12,202
Sage Therapeutics, Inc.[2]	120,200	8,677
American Funds Insurance Series — Growth Fund — Page 13 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
Molina Healthcare, Inc.[2]	58,100	$7,884
Ultragenyx Pharmaceutical Inc.[2]	175,400	7,491
Agios Pharmaceuticals, Inc.[2]	132,000	6,303
		4,753,225
Consumer discretionary 11.29%
Amazon.com, Inc.[2]	557,016	1,029,276
Tesla, Inc.[2]	1,908,500	798,383
Home Depot, Inc.	1,206,000	263,366
Domino’s Pizza, Inc.	409,800	120,391
Grand Canyon Education, Inc.[2]	1,083,700	103,808
Burlington Stores, Inc.[2]	350,000	79,811
Booking Holdings Inc.[2]	35,800	73,524
LVMH Moët Hennessy-Louis Vuitton SE1	154,000	71,723
NIKE, Inc., Class B	639,300	64,767
Toll Brothers, Inc.	1,551,000	61,280
Hermès International[1]	81,000	60,616
MGM Resorts International	1,610,000	53,565
Bright Horizons Family Solutions Inc.[2]	350,000	52,602
Dollar General Corp.	295,000	46,014
Restaurant Brands International Inc.	700,000	44,639
Floor & Decor Holdings, Inc., Class A2	769,300	39,088
Norwegian Cruise Line Holdings Ltd.[2]	605,000	35,338
Hilton Worldwide Holdings Inc.	306,800	34,027
Marriott International, Inc., Class A	210,000	31,800
Five Below, Inc.[2]	195,000	24,933
Wynn Resorts, Ltd.	141,200	19,608
Chipotle Mexican Grill, Inc.[2]	21,100	17,663
Sturm, Ruger & Co., Inc.	357,788	16,827
Ollie’s Bargain Outlet Holdings, Inc.[2]	254,600	16,628
Ross Stores, Inc.	137,100	15,961
Las Vegas Sands Corp.	152,000	10,494
Royal Caribbean Cruises Ltd.	65,800	8,785
EssilorLuxottica[1]	54,800	8,371
YUM! Brands, Inc.	75,600	7,615
Westwing Group AG, non-registered shares[1,2]	707,000	2,823
		3,213,726
Financials 8.49%
Goldman Sachs Group, Inc.	1,052,400	241,978
JPMorgan Chase & Co.	1,343,000	187,214
Wells Fargo & Co.	3,011,800	162,035
Legal & General Group PLC[1]	40,158,246	161,788
First Republic Bank	1,376,000	161,611
Berkshire Hathaway Inc., Class B2	353,000	79,955
Berkshire Hathaway Inc., Class A2	226	76,747
PNC Financial Services Group, Inc.	919,800	146,828
Bank of America Corp.	4,015,000	141,408
Intercontinental Exchange, Inc.	1,490,900	137,983
BlackRock, Inc.	250,000	125,675
The Blackstone Group Inc., Class A	1,583,200	88,564
Onex Corp.	1,342,800	84,970
T. Rowe Price Group, Inc.	627,500	76,455
CME Group Inc., Class A	370,100	74,287
Capital One Financial Corp.	672,000	69,156
American Funds Insurance Series — Growth Fund — Page 14 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Cos., Inc.	587,700	$65,476
SVB Financial Group[2]	253,900	63,739
Discover Financial Services	605,000	51,316
Fifth Third Bancorp	980,000	30,125
Bank of New York Mellon Corp.	559,000	28,134
S&P Global Inc.	88,000	24,028
Aon PLC, Class A	110,000	22,912
Moody’s Corp.	90,700	21,533
Morgan Stanley	411,000	21,010
State Street Corp.	244,800	19,364
RenaissanceRe Holdings Ltd.	57,100	11,193
Ares Management Corp., Class A	310,500	11,082
Arch Capital Group Ltd.[2]	240,900	10,332
MSCI Inc.	40,000	10,327
London Stock Exchange Group PLC[1]	89,600	9,255
		2,416,480
Industrials 6.44%
TransDigm Group Inc.	689,000	385,840
MTU Aero Engines AG1	1,034,033	295,275
CSX Corp.	1,882,200	136,196
Airbus SE, non-registered shares[1]	920,327	135,028
Boeing Co.	347,100	113,071
Northrop Grumman Corp.	265,100	91,186
ASGN Inc.[2]	1,074,125	76,231
Honeywell International Inc.	400,000	70,800
Grafton Group PLC, units[1]	5,926,200	68,445
Norfolk Southern Corp.	311,300	60,433
Union Pacific Corp.	306,000	55,322
Safran SA1	339,375	52,608
Lockheed Martin Corp.	130,000	50,619
Parker-Hannifin Corp.	225,000	46,309
Waste Connections, Inc.	506,900	46,021
Equifax Inc.	247,800	34,722
Masco Corp.	722,000	34,649
BWX Technologies, Inc.	375,400	23,305
Old Dominion Freight Line, Inc.	85,400	16,207
Stericycle, Inc.[2]	193,100	12,322
Westinghouse Air Brake Technologies Corp.	123,044	9,573
Deere & Co.	53,400	9,252
Armstrong World Industries, Inc.	74,500	7,001
Uber Technologies, Inc.[2]	151,367	4,502
		1,834,917
Materials 2.83%
Franco-Nevada Corp.	1,082,007	111,730
Sherwin-Williams Co.	174,700	101,944
Barrick Gold Corp.	4,058,000	75,438
LyondellBasell Industries NV	776,500	73,364
Newmont Goldcorp Corp.	1,671,160	72,612
Linde PLC	259,300	55,205
Vale SA, ordinary nominative (ADR)	3,787,200	49,991
Norsk Hydro ASA[1]	12,831,823	47,905
Allegheny Technologies Inc.[2]	2,070,860	42,784
Grupo México, SAB de CV, Series B	15,245,000	41,814
American Funds Insurance Series — Growth Fund — Page 15 of 184

Common stocks (continued) Materials (continued)	Shares	Value (000)
Celanese Corp.	287,300	$35,372
DuPont de Nemours Inc.	469,436	30,138
Dow Inc.	530,000	29,007
Royal Gold, Inc.	161,000	19,682
CCL Industries Inc., Class B, nonvoting shares	457,000	19,469
		806,455
Consumer staples 2.72%
Altria Group, Inc.	3,140,182	156,727
Costco Wholesale Corp.	522,900	153,691
Kerry Group PLC, Class A1	1,100,000	136,951
British American Tobacco PLC[1]	2,153,800	91,763
Philip Morris International Inc.	955,200	81,278
Keurig Dr Pepper Inc.	1,118,800	32,389
Coca-Cola European Partners PLC	516,000	26,254
Anheuser-Busch InBev SA/NV1	281,000	23,042
Mondelez International, Inc.	395,000	21,757
Constellation Brands, Inc., Class A	89,000	16,888
Walgreens Boots Alliance, Inc.	285,500	16,833
Estée Lauder Cos. Inc., Class A	43,800	9,046
Church & Dwight Co., Inc.	108,700	7,646
		774,265
Energy 2.45%
Chevron Corp.	1,000,000	120,510
Suncor Energy Inc.	3,588,116	117,601
EOG Resources, Inc.	1,034,400	86,641
Noble Energy, Inc.	3,235,000	80,357
Diamondback Energy, Inc.	751,000	69,738
Concho Resources Inc.	360,700	31,587
Enbridge Inc. (CAD denominated)	722,200	28,715
Murphy Oil Corp.	1,043,200	27,958
Royal Dutch Shell PLC, Class B (ADR)	419,100	25,133
Pioneer Natural Resources Co.	140,400	21,252
Viper Energy Partners LP	859,900	21,205
Parsley Energy, Inc., Class A	927,700	17,543
Schlumberger Ltd.	363,800	14,625
ConocoPhillips	222,100	14,443
Canadian Natural Resources, Ltd. (CAD denominated)	329,100	10,644
Equitrans Midstream Corp.	769,342	10,278
		698,230
Real estate 1.71%
Equinix, Inc. REIT	440,100	256,887
American Tower Corp. REIT	573,100	131,710
Crown Castle International Corp. REIT	284,500	40,442
Digital Realty Trust, Inc. REIT	245,000	29,336
Iron Mountain Inc. REIT	893,700	28,482
		486,857
Utilities 0.27%
Exelon Corp.	1,705,000	77,731
Total common stocks (cost: $14,882,833,000)		27,402,723
American Funds Insurance Series — Growth Fund — Page 16 of 184

Convertible bonds 0.09% Consumer staples 0.09%	Principal amount (000)	Value (000)
JUUL Labs, Inc. 7.00% 2024[1,3]	$ 25,000	$25,000
Total convertible bonds (cost: $25,000,000)		25,000
Short-term securities 3.87% Money market investments 3.87%	Shares
Capital Group Central Cash Fund 1.73%[5]	11,024,924	1,102,492
Total short-term securities (cost: $1,102,383,000)		1,102,492
Total investment securities 100.21% (cost: $16,010,216,000)		28,530,215
Other assets less liabilities (0.21)%		(60,556)
Net assets 100.00%		$28,469,659
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,186,070,000, which represented 7.68% of the net assets of the fund. This amount includes $2,122,221,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Rate represents the seven-day yield at 12/31/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$38,849.14%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 17 of 184

International Fund
Investment portfolio
December 31, 2019
Common stocks 92.87% Financials 16.40%	Shares	Value (000)
AIA Group Ltd.[1]	40,985,700	$431,237
HDFC Bank Ltd.[1]	17,086,200	304,509
HDFC Bank Ltd. (ADR)	531,294	33,668
Kotak Mahindra Bank Ltd.[1]	8,121,048	191,537
Axis Bank Ltd.[1]	7,270,300	75,310
Axis Bank Ltd.[1,2]	3,222,055	34,069
BNP Paribas SA1	1,722,058	102,509
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,867,600	81,355
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	7,515
Sberbank of Russia PJSC (ADR)[1]	2,593,300	42,670
The People’s Insurance Co. (Group) of China Ltd., Class H1	92,051,000	38,327
PICC Property and Casualty Co. Ltd., Class H1	25,490,000	30,735
London Stock Exchange Group PLC[1]	217,000	22,414
Banco Santander, SA1	5,205,000	21,978
B3 SA - Brasil, Bolsa, Balcao	1,756,300	18,761
ING Groep NV1	1,486,000	17,859
UniCredit SpA[1]	1,212,711	17,730
Sony Financial Holdings Inc.[1]	730,000	17,474
Zurich Insurance Group AG1	38,905	15,956
IndusInd Bank Ltd.[1]	750,510	15,885
FinecoBank SpA[1]	1,037,559	12,454
Royal Bank of Canada	135,000	10,682
Hiscox Ltd.[1]	561,134	10,612
ICICI Bank Ltd.[1]	1,375,000	10,416
Capitec Bank Holdings Ltd.[1]	99,000	10,231
Metropolitan Bank & Trust Co.[1]	7,419,516	9,683
Standard Chartered PLC (GBP denominated)[1]	654,500	6,181
Standard Chartered PLC (HKD denominated)[1]	358,950	3,349
Bank Rakyat Indonesia (Persero) Tbk PT1	29,695,000	9,372
Türkiye Garanti Bankasi AS1,3	4,881,000	9,148
Prudential PLC[1]	455,700	8,768
DBS Group Holdings Ltd.[1]	450,000	8,674
Barclays PLC[1]	3,373,000	8,055
Akbank TAS[1,3]	5,252,000	7,165
Hargreaves Lansdown PLC[1]	230,600	5,938
		1,652,226
Consumer discretionary 13.95%
Alibaba Group Holding Ltd. (ADR)[3]	1,635,100	346,805
Sony Corp.[1]	2,051,700	139,653
MercadoLibre, Inc.[3]	190,000	108,669
Meituan Dianping, Class B1,3	7,500,347	98,223
Kering SA1	139,238	91,726
Galaxy Entertainment Group Ltd.[1]	11,306,000	83,334
Ryohin Keikaku Co., Ltd.[1]	3,319,000	77,413
Fast Retailing Co., Ltd.[1]	105,400	62,474
American Funds Insurance Series — International Fund — Page 18 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sands China Ltd.[1]	11,098,000	$59,514
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	56,434
EssilorLuxottica[1]	304,840	46,567
Maruti Suzuki India Ltd.[1]	422,000	43,582
B2W - Cia. Digital, ordinary nominative[3]	2,406,000	37,597
Prosus NV1,3	287,200	21,490
Hyundai Motor Co.[1]	196,200	20,401
Industria de Diseño Textil, SA1	511,000	18,101
William Hill PLC[1]	6,980,000	17,448
LVMH Moët Hennessy-Louis Vuitton SE1	35,550	16,557
Naspers Ltd., Class N1	86,996	14,220
Hyundai Mobis Co., Ltd.[1]	60,951	13,478
Nitori Holdings Co., Ltd.[1]	83,000	13,115
Toyota Motor Corp.[1]	180,000	12,674
adidas AG1	17,466	5,676
Burberry Group PLC[1]	34,600	1,012
		1,406,163
Industrials 13.85%
Airbus SE, non-registered shares[1]	2,723,949	399,652
Recruit Holdings Co., Ltd.[1]	3,871,300	145,678
Melrose Industries PLC[1]	37,984,233	121,412
Safran SA1	523,100	81,088
Rheinmetall AG1	639,400	73,528
Rolls-Royce Holdings PLC[1,3]	8,080,688	73,172
Knorr-Bremse AG, non-registered shares[1]	703,099	71,566
Komatsu Ltd.[1]	2,880,500	69,061
Airports of Thailand PCL, foreign registered[1]	18,157,000	44,872
Adani Ports & Special Economic Zone Ltd.[1]	8,695,437	44,613
NIBE Industrier AB, Class B1	2,474,315	42,908
Jardine Matheson Holdings Ltd.[1]	646,600	35,954
A.P. Møller - Mærsk A/S, Class B1	23,500	33,909
International Container Terminal Services, Inc.[1]	12,890,350	32,694
CCR SA, ordinary nominative	6,640,200	31,330
easyJet PLC[1]	1,561,800	29,708
Shanghai International Airport Co., Ltd., Class A1	2,032,685	22,994
Nidec Corp.[1]	118,700	16,215
DP World PLC[1]	824,337	10,788
Thales SA1	96,200	10,009
Alliance Global Group, Inc.[1,3]	20,000,000	4,600
		1,395,751
Health care 12.43%
Novartis AG1	2,624,133	248,617
Daiichi Sankyo Co., Ltd.[1]	2,160,000	142,631
Chugai Pharmaceutical Co., Ltd.[1]	1,243,500	114,531
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	113,302
Grifols, SA, Class A, non-registered shares[1]	2,656,981	93,813
Grifols, SA, Class B (ADR)	793,690	18,485
Alcon Inc.[1,3]	1,903,239	107,818
Fresenius SE & Co. KGaA[1]	1,819,000	102,675
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	70,723
Hikma Pharmaceuticals PLC[1]	2,371,000	62,808
Bayer AG1	520,000	42,505
M3, Inc.[1]	1,084,200	32,740
American Funds Insurance Series — International Fund — Page 19 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
NMC Health PLC[1]	1,353,000	$31,762
Fresenius Medical Care AG & Co. KGaA[1]	351,000	26,033
Aier Eye Hospital Group Co., Ltd., Class A1	3,055,910	17,373
Merck KGaA[1]	142,000	16,804
HOYA Corp.[1]	100,000	9,548
		1,252,168
Information technology 7.24%
ASML Holding NV1	682,174	203,158
Samsung Electronics Co., Ltd.[1]	3,702,250	178,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	68,474
PagSeguro Digital Ltd., Class A3	1,392,000	47,551
SK hynix, Inc.[1]	536,000	43,562
Amadeus IT Group SA, Class A, non-registered shares[1]	475,000	38,920
MediaTek Inc.[1]	2,314,000	34,249
Keyence Corp.[1]	95,200	33,696
OBIC Co., Ltd.[1]	172,600	23,315
Tokyo Electron Ltd.[1]	81,400	17,888
Lenovo Group Ltd.[1]	17,502,000	11,774
Largan Precision Co., Ltd.[1]	66,000	11,028
Nomura Research Institute, Ltd.[1]	434,300	9,344
Infineon Technologies AG1	358,000	8,210
		729,559
Materials 6.73%
Vale SA, ordinary nominative (ADR)	15,349,717	202,616
Vale SA, ordinary nominative	102,481	1,358
Asahi Kasei Corp.[1]	12,779,780	143,397
First Quantum Minerals Ltd.	5,407,000	54,838
Shin-Etsu Chemical Co., Ltd.[1]	377,200	41,355
Teck Resources Ltd., Class B	2,208,800	38,306
Linde PLC (EUR denominated)[1]	146,300	31,406
ArcelorMittal SA1	1,582,000	27,945
Rio Tinto PLC[1]	460,000	27,332
Fortescue Metals Group Ltd.[1]	3,281,789	24,735
CRH PLC[1]	476,091	19,097
Akzo Nobel NV1	118,578	12,090
LafargeHolcim Ltd.[1]	204,693	11,351
BASF SE1	135,600	10,283
Evonik Industries AG1	331,710	10,168
Koninklijke DSM NV1	54,300	7,088
Hindalco Industries Ltd.[1]	1,726,000	5,235
Aluminum Corp. of China Ltd., Class H1,3	15,036,000	5,155
UPL Ltd.[1]	504,889	4,136
		677,891
Consumer staples 6.72%
Pernod Ricard SA1	785,326	140,578
Nestlé SA1	1,142,100	123,731
Kirin Holdings Co., Ltd.[1]	4,041,800	88,154
KOSÉ Corp.[1]	458,100	66,954
British American Tobacco PLC[1]	1,246,000	53,086
Thai Beverage PCL[1]	73,038,000	48,345
Treasury Wine Estates Ltd.[1]	3,570,043	40,797
Imperial Brands PLC[1]	1,630,000	40,389
American Funds Insurance Series — International Fund — Page 20 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
LG Household & Health Care Ltd.[1]	19,000	$20,698
Kweichow Moutai Co., Ltd., Class A1	99,000	16,832
Wal-Mart de México, SAB de CV, Series V	4,123,000	11,808
Philip Morris International Inc.	123,000	10,466
Shiseido Co., Ltd.[1]	108,900	7,787
Glanbia PLC[1]	504,504	5,839
Chocoladefabriken Lindt & Sprüngli AG1	19	1,679
		677,143
Communication services 4.91%
SoftBank Group Corp.[1]	4,168,200	181,469
Tencent Holdings Ltd.[1]	2,555,987	123,297
Altice Europe NV, Class A1,3	13,236,760	85,540
Altice Europe NV, Class B1,3	1,077,927	6,903
Nintendo Co., Ltd.[1]	101,500	40,970
ITV PLC[1]	9,500,415	19,069
América Móvil, SAB de CV, Series L (ADR)	667,857	10,686
América Móvil, SAB de CV, Series L	2,139,900	1,709
Nippon Telegraph and Telephone Corp.[1]	365,200	9,251
TalkTalk Telecom Group PLC[1]	5,624,000	8,661
LG Uplus Corp.[1]	577,000	7,078
		494,633
Energy 4.86%
Reliance Industries Ltd.[1]	5,591,364	118,767
Royal Dutch Shell PLC, Class B1	2,148,307	64,014
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	786,310	23,373
Oil Search Ltd.[1]	13,449,600	68,611
Canadian Natural Resources, Ltd. (CAD denominated)	1,481,000	47,901
TOTAL SA1	795,780	43,977
BP PLC[1]	6,504,863	40,833
Cenovus Energy Inc. (CAD denominated)	2,482,000	25,230
Saipem SpA, Class S1,3	4,409,000	21,558
Neste Oyj[1]	494,500	17,207
Ultrapar Participacoes SA, ordinary nominative	1,485,800	9,411
Suncor Energy Inc.	277,900	9,108
		489,990
Utilities 3.56%
ENN Energy Holdings Ltd.[1]	14,004,000	153,115
China Gas Holdings Ltd.[1]	24,134,000	90,467
E.ON SE1	7,101,000	75,944
China Resources Gas Group Ltd.[1]	7,178,000	39,455
		358,981
Real estate 2.22%
China Overseas Land & Investment Ltd.[1]	23,746,000	92,741
Ayala Land, Inc.[1]	58,363,700	52,341
Sun Hung Kai Properties Ltd.[1]	2,951,666	45,276
China Resources Land Ltd.[1]	3,040,000	15,147
CK Asset Holdings Ltd.[1]	1,442,000	10,451
Vinhomes JSC[1]	2,008,487	7,353
		223,309
Total common stocks (cost: $6,922,555,000)		9,357,814
American Funds Insurance Series — International Fund — Page 21 of 184

Preferred securities 1.20% Health care 0.70%	Shares	Value (000)
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	$70,526
Financials 0.50%
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,490,000	50,234
Total preferred securities (cost: $99,792,000)		120,760
Rights & warrants 0.23% Health care 0.23%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,4]	1,733,200	22,939
Total rights & warrants (cost: $13,238,000)		22,939
Bonds, notes & other debt instruments 0.44% Corporate bonds & notes 0.33% Materials 0.27%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[4]	$997	1,001
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,887
		26,888
Consumer staples 0.06%
JBS Investments GmbH II 6.25% 2023	6,155	6,247
Total corporate bonds & notes		33,135
Bonds & notes of governments outside the U.S. 0.11%
United Mexican States, Series M, 8.00% 2023	MXN203,000	11,194
Total bonds, notes & other debt instruments (cost: $38,713,000)		44,329
Short-term securities 5.41% Money market investments 5.41%	Shares
Capital Group Central Cash Fund 1.73%[5]	5,444,569	544,457
Total short-term securities (cost: $544,206,000)		544,457
Total investment securities 100.15% (cost: $7,618,504,000)		10,090,299
Other assets less liabilities (0.15)%		(14,868)
Net assets 100.00%		$10,075,431
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD17,024	GBP12,948	Barclays Bank PLC	1/9/2020	$(131)
American Funds Insurance Series — International Fund — Page 22 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,247,137,000, which represented 81.85% of the net assets of the fund. This amount includes $8,199,688,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,827,000, which represented .49% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$34,069.34%
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 23 of 184

New World Fund®
Investment portfolio
December 31, 2019
Common stocks 88.36% Information technology 23.02%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,405,000	$104,155
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	250,000	14,525
PagSeguro Digital Ltd., Class A2	2,921,023	99,782
Microsoft Corp.	538,524	84,925
StoneCo Ltd., Class A2	1,780,826	71,037
Keyence Corp.[1]	140,000	49,553
Broadcom Inc.	156,350	49,410
Visa Inc., Class A	223,400	41,977
PayPal Holdings, Inc.[2]	353,000	38,184
EPAM Systems, Inc.[2]	158,100	33,543
Adobe Inc.[2]	100,400	33,113
Largan Precision Co., Ltd.[1]	181,000	30,243
Autodesk, Inc.[2]	146,100	26,804
Mastercard Inc., Class A	79,800	23,827
Halma PLC[1]	843,000	23,666
Amphenol Corp., Class A	190,000	20,564
Accenture PLC, Class A	86,500	18,214
Network International Holdings PLC[1,2]	1,521,182	12,911
TravelSky Technology Ltd., Class H1	4,640,448	11,340
ASML Holding NV1	33,500	9,977
Globant SA2	83,000	8,802
Hexagon AB, Class B1	152,940	8,569
Temenos AG1	52,700	8,332
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	1,501,982	7,072
WiseTech Global Ltd.[1]	408,518	6,707
Inphi Corp.[2]	65,000	4,811
Tokyo Electron Ltd.[1]	16,400	3,604
Apple Inc.	11,800	3,465
Micron Technology, Inc.[2]	63,700	3,426
ON Semiconductor Corp.[2]	121,000	2,950
Cree, Inc.[2]	60,000	2,769
Samsung Electronics Co., Ltd.[1]	47,000	2,265
Kingdee International Software Group Co. Ltd.[1]	1,539,000	1,540
Advanced Micro Devices, Inc.[2]	32,000	1,468
TE Connectivity Ltd.	11,000	1,054
Atlassian Corp. PLC, Class A2	7,750	933
		865,517
Financials 13.11%
HDFC Bank Ltd.[1]	4,410,200	78,598
Kotak Mahindra Bank Ltd.[1]	2,942,900	69,409
B3 SA - Brasil, Bolsa, Balcao	5,593,400	59,748
AIA Group Ltd.[1]	5,316,600	55,939
Sberbank of Russia PJSC (ADR)[1]	1,371,100	22,560
Sberbank of Russia PJSC (ADR)	682,500	11,193
HDFC Life Insurance Co. Ltd.[1]	3,387,520	29,718
American Funds Insurance Series — New World Fund — Page 24 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
XP Inc., Class A2	725,900	$27,962
Bank Central Asia Tbk PT1	9,869,000	23,709
S&P Global Inc.	72,000	19,660
IndusInd Bank Ltd.[1]	832,000	17,610
Capitec Bank Holdings Ltd.[1]	153,526	15,865
UniCredit SpA[1]	1,048,005	15,322
PICC Property and Casualty Co. Ltd., Class H1	9,880,000	11,913
The People’s Insurance Co. (Group) of China Ltd., Class H1	20,226,000	8,421
Türkiye Garanti Bankasi AS1,2	3,054,700	5,725
Ping An Insurance (Group) Co. of China, Ltd., Class H1	234,300	2,776
Ping An Insurance (Group) Co. of China, Ltd., Class A1	173,400	2,128
ICICI Bank Ltd.[1]	469,800	3,559
Akbank TAS[1,2]	2,210,000	3,015
Vietnam Technological and Commercial Joint Stock Bank[1,2]	2,368,674	2,520
Standard Chartered PLC (GBP denominated)[1]	125,100	1,182
Standard Chartered PLC (HKD denominated)[1]	68,650	640
Prudential PLC[1]	85,000	1,635
Moscow Exchange MICEX-RTS PJSC[1]	783,000	1,359
Bank Rakyat Indonesia (Persero) Tbk PT1	2,444,700	772
		492,938
Energy 9.90%
Reliance Industries Ltd.[1]	11,548,513	245,304
Royal Dutch Shell PLC, Class B1	1,126,400	33,564
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	58,128	1,728
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	22,778
LUKOIL Oil Co. PJSC (ADR)[1]	158,000	15,696
Novatek PJSC (GDR)[1]	73,700	14,966
Ultrapar Participacoes SA, ordinary nominative	1,720,106	10,895
BP PLC[1]	1,408,000	8,839
CNOOC Ltd.[1]	4,303,000	7,172
Baker Hughes Co., Class A	151,000	3,870
Oil Search Ltd.[1]	432,000	2,204
Noble Energy, Inc.	82,000	2,037
Exxon Mobil Corp.	25,000	1,745
TOTAL SA1	25,159	1,390
		372,188
Health care 9.15%
Notre Dame Intermédica Participações SA	2,800,868	47,520
BioMarin Pharmaceutical Inc.[2]	389,600	32,941
Carl Zeiss Meditec AG, non-registered shares[1]	216,552	27,619
AstraZeneca PLC[1]	269,800	26,993
Yunnan Baiyao Group Co., Ltd., Class A1	2,000,000	25,699
Abbott Laboratories	263,000	22,844
Illumina, Inc.[2]	67,000	22,227
Asahi Intecc Co., Ltd.[1]	698,600	20,569
Thermo Fisher Scientific Inc.	55,700	18,095
bioMérieux SA1	184,000	16,391
OdontoPrev SA, ordinary nominative	2,385,000	10,002
Pharmaron Beijing Co., Ltd., Class H1,2	1,184,000	6,610
Pharmaron Beijing Co., Ltd., Class A1	358,000	2,650
Novartis AG1	86,850	8,228
Pfizer Inc.	166,800	6,535
Zoetis Inc., Class A	40,000	5,294
American Funds Insurance Series — New World Fund — Page 25 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
HOYA Corp.[1]	52,000	$4,965
Boston Scientific Corp.[2]	109,000	4,929
Teva Pharmaceutical Industries Ltd. (ADR)[2]	465,000	4,557
Aier Eye Hospital Group Co., Ltd., Class A1	791,000	4,497
WuXi AppTec Co., Ltd., Class H1	305,200	3,787
Align Technology, Inc.[2]	12,000	3,349
PerkinElmer, Inc.	34,210	3,322
Koninklijke Philips NV (EUR denominated)[1]	65,000	3,178
Merck & Co., Inc.	33,000	3,001
Alcon Inc.[1,2]	46,500	2,634
Hypera SA, ordinary nominative	249,200	2,211
NMC Health PLC[1]	83,200	1,953
Straumann Holding AG1	1,500	1,472
		344,072
Materials 8.32%
Vale SA, ordinary nominative	2,881,660	38,182
Vale SA, ordinary nominative (ADR)	1,976,000	26,083
Freeport-McMoRan Inc.	3,945,000	51,758
Fortescue Metals Group Ltd.[1]	4,618,395	34,809
UPM-Kymmene Oyj[1]	894,000	30,984
First Quantum Minerals Ltd.	2,305,000	23,377
Rio Tinto PLC[1]	290,000	17,231
Givaudan SA1	5,300	16,587
CCL Industries Inc., Class B, nonvoting shares	367,000	15,635
UPL Ltd.[1]	1,732,500	14,192
Shree Cement Ltd.[1]	47,758	13,647
Koninklijke DSM NV1	89,000	11,618
Air Products and Chemicals, Inc.	17,000	3,995
SIG Combibloc Group AG1	242,000	3,864
Arkema SA1	26,100	2,784
Kansai Paint Co., Ltd.[1]	113,000	2,762
Celanese Corp.	22,000	2,709
BASF SE1	33,900	2,571
		312,788
Consumer discretionary 7.02%
Alibaba Group Holding Ltd.[1,2]	1,355,096	36,032
Alibaba Group Holding Ltd. (ADR)[2]	30,300	6,427
Melco Resorts & Entertainment Ltd. (ADR)	931,500	22,514
Marriott International, Inc., Class A	144,800	21,927
General Motors Co.	542,000	19,837
Galaxy Entertainment Group Ltd.[1]	2,395,000	17,653
MercadoLibre, Inc.[2]	27,850	15,929
Ferrari NV1	93,800	15,558
Hermès International[1]	19,100	14,293
MakeMyTrip Ltd., non-registered shares[2]	594,000	13,603
Naspers Ltd., Class N1	75,835	12,395
Meituan Dianping, Class B1,2	908,656	11,900
Fast Retailing Co., Ltd.[1]	10,800	6,402
Ryohin Keikaku Co., Ltd.[1]	173,000	4,035
Domino’s Pizza, Inc.	12,100	3,555
Zhongsheng Group Holdings Ltd.[1]	828,000	3,367
Prosus NV1,2	44,636	3,340
NIKE, Inc., Class B	31,000	3,141
American Funds Insurance Series — New World Fund — Page 26 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	6,700	$3,120
Trip.com Group Ltd. (ADR)[2]	92,000	3,086
Kering SA1	4,100	2,701
InterContinental Hotels Group PLC[1]	38,950	2,683
IDP Education Ltd.[1]	214,000	2,585
EssilorLuxottica[1]	14,500	2,215
Hyundai Motor Co.[1]	20,000	2,080
Suzuki Motor Corp.[1]	47,000	1,969
Eicher Motors Ltd.[1]	6,100	1,926
Booking Holdings Inc.[2]	900	1,848
Li Ning Co. Ltd.[1]	582,000	1,745
Peugeot SA1	72,196	1,729
Valeo SA, non-registered shares[1]	35,000	1,239
adidas AG1	3,702	1,203
Vivo Energy PLC[1]	670,000	1,098
Maruti Suzuki India Ltd.[1]	8,332	860
		263,995
Communication services 5.88%
Facebook, Inc., Class A2	268,000	55,007
Alphabet Inc., Class C2	23,220	31,046
Alphabet Inc., Class A2	10,000	13,394
Activision Blizzard, Inc.	366,400	21,772
Yandex NV, Class A2	456,500	19,853
Sea Ltd., Class A (ADR)[2]	493,500	19,849
Tencent Holdings Ltd.[1]	353,100	17,033
Vodafone Idea Ltd.[1,2]	107,441,068	9,289
JOYY Inc., Class A (ADR)[2]	174,000	9,186
Electronic Arts Inc.[2]	38,400	4,128
América Móvil, SAB de CV, Series L (ADR)	150,000	2,400
América Móvil, SAB de CV, Series L	525,000	419
SoftBank Group Corp.[1]	61,000	2,656
HUYA, Inc. (ADR)[2,3]	147,600	2,649
Z Holding Corp.[1]	586,700	2,458
Intouch Holdings PCL, foreign registered[1]	1,192,000	2,274
Netflix, Inc.[2]	7,000	2,265
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	6,526,000	1,859
Ubisoft Entertainment SA1,2	21,454	1,484
JCDecaux SA1	38,373	1,184
Bharti Infratel Ltd.[1]	312,492	1,107
		221,312
Consumer staples 5.58%
Kweichow Moutai Co., Ltd., Class A1	334,161	56,813
Nestlé SA1	333,296	36,108
Treasury Wine Estates Ltd.[1]	2,885,454	32,974
AAK AB1	1,110,000	21,098
Kirin Holdings Co., Ltd.[1]	778,000	16,969
British American Tobacco PLC[1]	335,000	14,273
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	1,090,885	6,163
Pernod Ricard SA1	22,330	3,997
Herbalife Nutrition Ltd.[2]	77,000	3,671
Bid Corp. Ltd.[1]	153,000	3,609
Mondelez International, Inc.	52,000	2,864
Thai Beverage PCL[1]	3,681,000	2,436
American Funds Insurance Series — New World Fund — Page 27 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Coca-Cola FEMSA, SAB de CV, units	310,000	$1,884
CP ALL PCL, foreign registered[1]	768,000	1,847
Estée Lauder Cos. Inc., Class A	8,800	1,818
Shiseido Co., Ltd.[1]	24,000	1,716
Budweiser Brewing Co., APAC Ltd.[1,2]	448,000	1,513
		209,753
Industrials 4.40%
Airbus SE, non-registered shares[1]	276,729	40,601
Shanghai International Airport Co., Ltd., Class A1	2,014,760	22,791
Nidec Corp.[1]	165,000	22,540
Rational AG1	19,400	15,603
DSV Panalpina A/S1	85,722	9,923
Knorr-Bremse AG, non-registered shares[1]	93,000	9,466
Edenred SA1	151,689	7,849
MTU Aero Engines AG1	24,800	7,082
Safran SA1	36,000	5,580
Boeing Co.	13,000	4,235
International Container Terminal Services, Inc.[1]	1,669,300	4,234
SMC Corp.[1]	8,600	3,931
TransDigm Group Inc.	7,000	3,920
CCR SA, ordinary nominative	819,300	3,866
Experian PLC[1]	65,000	2,198
Fortive Corp.	17,000	1,298
Guangzhou Baiyun International Airport Co. Ltd., Class A1	147,950	371
		165,488
Real estate 1.09%
American Tower Corp. REIT	87,500	20,109
ESR Cayman Ltd.[1,2]	3,335,800	7,534
Embassy Office Parks REIT[1]	717,600	4,260
China Overseas Land & Investment Ltd.[1]	970,000	3,789
Longfor Group Holdings Ltd.[1]	677,000	3,180
Ayala Land, Inc.[1]	2,614,000	2,344
		41,216
Utilities 0.89%
AES Corp.	885,000	17,612
China Resources Gas Group Ltd.[1]	2,274,000	12,499
ENN Energy Holdings Ltd.[1]	295,000	3,225
		33,336
Total common stocks (cost: $2,372,140,000)		3,322,603
Preferred securities 1.90% Industrials 0.65%
Azul SA, preferred nominative (ADR)[2]	433,223	18,542
Azul SA, preferred nominative[2]	419,250	6,074
		24,616
Consumer discretionary 0.50%
Volkswagen AG, nonvoting preferred shares[1]	95,000	18,780
American Funds Insurance Series — New World Fund — Page 28 of 184

Preferred securities (continued) Financials 0.48%	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,522,000	$13,926
Itaú Unibanco Holding SA, preferred nominative	457,000	4,215
		18,141
Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	149,500	5,832
Health care 0.11%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	172,000	4,008
Real estate 0.00%
Ayala Land, Inc., preference shares[1,2,4]	15,000,000	27
Total preferred securities (cost: $50,498,000)		71,404
Rights & warrants 0.70% Health care 0.56%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,5]	1,594,320	21,101
Consumer staples 0.14%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,5]	348,300	5,378
Total rights & warrants (cost: $15,629,000)		26,479
Bonds, notes & other debt instruments 2.57% Bonds & notes of governments & government agencies outside the U.S. 2.35%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[5]	$ 1,400	1,397
Angola (Republic of) 8.00% 2029[5]	2,000	2,139
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 70.253% 2020[6]	ARS4,162	36
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 55.469% 2022[6]	13,621	128
Argentine Republic 8.28% 2033[7]	$1,318	815
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[8]	1,700	835
Argentine Republic 6.875% 2048	2,595	1,251
Bahrain (Kingdom of) 6.75% 2029[5]	500	585
Banque Centrale de Tunisie 6.75% 2023	€110	128
Banque Centrale de Tunisie 5.625% 2024	365	408
Banque Centrale de Tunisie 5.75% 2025	$425	398
Belarus (Republic of) 6.875% 2023	500	535
Brazil (Federative Republic of) Global 5.625% 2047	1,995	2,260
Buenos Aires (City of) 8.95% 2021	707	735
Cameroon (Republic of) 9.50% 2025	1,750	1,969
Colombia (Republic of) 4.50% 2026	1,250	1,363
Costa Rica (Republic of) 6.125% 2031[5]	1,000	1,065
Dominican Republic 7.50% 2021	533	555
Dominican Republic 5.50% 2025[5]	970	1,047
Dominican Republic 10.375% 2026	DOP24,000	466
Dominican Republic 11.00% 2026	7,900	158
Dominican Republic 11.00% 2026	4,000	80
Dominican Republic 8.625% 2027[5]	$575	700
Dominican Republic 11.25% 2027	DOP22,900	458
American Funds Insurance Series — New World Fund — Page 29 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 11.375% 2029	DOP12,800	$260
Dominican Republic 7.45% 2044[5]	$1,125	1,361
Dominican Republic 7.45% 2044	1,100	1,331
Dominican Republic 6.85% 2045[5]	500	572
Egypt (Arab Republic of) 16.00% 2022	EGP7,800	505
Egypt (Arab Republic of) 5.625% 2030	€900	1,044
Egypt (Arab Republic of) 8.50% 2047	$1,000	1,113
Egypt (Arab Republic of) 8.15% 2059[5]	1,300	1,393
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,400	1,515
Gabonese Republic 6.375% 2024	2,000	2,094
Guatemala (Republic of) 4.375% 2027	1,100	1,142
Honduras (Republic of) 7.50% 2024	500	558
Honduras (Republic of) 6.25% 2027	1,000	1,094
Indonesia (Republic of) 4.75% 2026[5]	2,100	2,337
Indonesia (Republic of) 6.625% 2037	603	820
Indonesia (Republic of) 7.75% 2038	707	1,064
Indonesia (Republic of) 5.25% 2042	840	1,014
Iraq (Republic of) 6.752% 2023	1,520	1,559
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	230	247
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	1,530	1,618
Kazakhstan (Republic of) 6.50% 2045[5]	800	1,182
Kenya (Republic of) 6.875% 2024	1,350	1,465
Kenya (Republic of) 6.875% 2024[5]	900	976
Kenya (Republic of) 8.25% 2048[5]	500	537
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR2,000	500
Malaysia (Federation of), Series 0619, 4.119% 2034	3,000	762
Malaysia (Federation of), Series 0418, 4.893% 2038	2,300	641
Nigeria (Republic of) 6.375% 2023	$1,025	1,098
Oman (Sultanate of) 5.625% 2028	1,900	1,970
Pakistan (Islamic Republic of) 5.50% 2021[5]	900	922
Pakistan (Islamic Republic of) 5.625% 2022	500	514
Pakistan (Islamic Republic of) 8.25% 2024	300	335
Pakistan (Islamic Republic of) 8.25% 2025[5]	410	460
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,500	1,567
Panama (Republic of) 3.75% 2026[5]	980	1,034
Panama (Republic of) 4.50% 2047	1,555	1,853
Panama (Republic of) 4.30% 2053	400	466
Paraguay (Republic of) 5.00% 2026[5]	500	554
Paraguay (Republic of) 4.70% 2027[5]	800	882
Paraguay (Republic of) 4.70% 2027	500	551
Peru (Republic of) 6.55% 2037	700	1,026
Poland (Republic of) 3.25% 2026	300	319
Qatar (State of) 4.50% 2028[5]	3,000	3,443
Romania 2.875% 2029	€1,350	1,713
Romania 5.125% 2048[5]	$1,500	1,732
Russian Federation 6.50% 2024	RUB70,000	1,155
Russian Federation 4.375% 2029[5]	$1,000	1,114
Russian Federation 6.90% 2029	RUB73,500	1,249
Russian Federation 5.10% 2035	$1,000	1,200
Senegal (Republic of) 4.75% 2028	€1,000	1,186
South Africa (Republic of) 5.875% 2030	$1,800	1,950
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	251
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	1,003
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	400
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	703
American Funds Insurance Series — New World Fund — Page 30 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	$1,010	$999
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]	500	497
Turkey (Republic of) 4.875% 2043	1,295	1,071
Turkey (Republic of) 5.75% 2047	2,005	1,782
Ukraine Government 7.75% 2027	2,700	2,963
Ukraine Government 7.375% 2032	1,750	1,871
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	64	8
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	135
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	114
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	10
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	166
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	36
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	15
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	8
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	20
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	38
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	13
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	13
		88,624
Corporate bonds & notes 0.22% Utilities 0.06%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	665	693
State Grid Overseas Investment Ltd. 3.50% 2027[5]	900	942
State Grid Overseas Investment Ltd. 4.25% 2028	500	554
		2,189
Energy 0.05%
Gazprom OJSC 6.51% 2022[5]	600	653
Petrobras Global Finance Co. 5.093% 2030[5]	827	887
Petrobras Global Finance Co. 6.85% 2115	314	360
		1,900
Financials 0.05%
HSBK (Europe) BV 7.25% 2021[5]	1,125	1,181
VEB Finance Ltd. 6.902% 2020	600	614
		1,795
Materials 0.04%
Braskem Idesa Sapi 7.45% 2029[5]	300	320
CSN Resources SA 7.625% 2023	1,000	1,068
		1,388
Industrials 0.02%
DP World Crescent 4.848% 2028[5]	835	918
Total corporate bonds & notes		8,190
Total bonds, notes & other debt instruments (cost: $92,583,000)		96,814
Short-term securities 6.56% Money market investments 6.35%	Shares
Capital Group Central Cash Fund 1.73%[10]	2,386,731	238,673
American Funds Insurance Series — New World Fund — Page 31 of 184

Short-term securities (continued) Other short-term securities 0.21%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (10.54%)–65.81% due 9/30/2019–7/31/2020[9]	ARS469,721	$5,995
Nigerian Treasury Bills 12.40% due 1/9/2020	NGN700,000	1,935
		7,930
Total short-term securities (cost: $251,630,000)		246,603
Total investment securities 100.09% (cost: $2,782,480,000)		3,763,903
Other assets less liabilities (0.09)%		(3,492)
Net assets 100.00%		$3,760,411
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,928,580,000, which represented 51.29% of the net assets of the fund. This amount includes $1,899,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $2,679,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $61,434,000, which represented 1.63% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
MYR = Malaysian ringgits
NGN = Nigerian naira
RUB = Russian rubles
American Funds Insurance Series — New World Fund — Page 32 of 184

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.37% Health care 21.60%	Shares	Value (000)
Abbott Laboratories	5,266,500	$457,448
UnitedHealth Group Inc.	1,137,000	334,255
AbbVie Inc.	3,603,660	319,068
Amgen Inc.	1,194,510	287,961
Gilead Sciences, Inc.	2,845,712	184,914
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	101,271
Humana Inc.	259,000	94,929
Medtronic PLC	700,000	79,415
Merck & Co., Inc.	500,000	45,475
Thermo Fisher Scientific Inc.	87,000	28,264
Stryker Corp.	125,400	26,326
Bristol-Myers Squibb Co.	400,000	25,676
PerkinElmer, Inc.	210,400	20,430
		2,005,432
Information technology 15.66%
Microsoft Corp.	2,469,200	389,393
QUALCOMM Inc.	2,846,800	251,173
Broadcom Inc.	575,100	181,743
Apple Inc.	400,000	117,460
Mastercard Inc., Class A	337,000	100,625
Intel Corp.	1,680,000	100,548
Texas Instruments Inc.	780,000	100,066
Accenture PLC, Class A	400,000	84,228
Automatic Data Processing, Inc.	338,500	57,715
Fidelity National Information Services, Inc.	212,000	29,487
Applied Materials, Inc.	479,000	29,238
ASML Holding NV (New York registered)	39,200	11,601
		1,453,277
Energy 13.73%
Exxon Mobil Corp.	4,883,200	340,750
EOG Resources, Inc.	3,208,800	268,769
Diamondback Energy, Inc.	1,320,033	122,578
Schlumberger Ltd.	2,602,000	104,600
Baker Hughes Co., Class A	3,942,000	101,034
Concho Resources Inc.	859,500	75,266
TC Energy Corp.	1,350,000	71,969
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	68,006
Williams Companies, Inc.	1,792,000	42,506
Cenovus Energy Inc.	4,136,000	41,980
Canadian Natural Resources, Ltd.	1,136,000	36,750
		1,274,208
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 184

Common stocks (continued) Consumer staples 10.82%	Shares	Value (000)
Philip Morris International Inc.	3,005,600	$255,747
British American Tobacco PLC (ADR)	4,935,830	209,575
Constellation Brands, Inc., Class A	793,100	150,491
Costco Wholesale Corp.	273,000	80,240
Coca-Cola Co.	1,387,000	76,770
Altria Group, Inc.	1,500,000	74,865
PepsiCo, Inc.	400,000	54,668
Keurig Dr Pepper Inc.	1,594,000	46,146
Lamb Weston Holdings, Inc.	400,000	34,412
Mondelez International, Inc.	384,000	21,151
		1,004,065
Industrials 9.91%
CSX Corp.	3,628,500	262,558
General Dynamics Corp.	1,421,634	250,705
Illinois Tool Works Inc.	650,000	116,760
Airbus Group SE (ADR)	2,639,000	96,983
United Technologies Corp.	500,000	74,880
Union Pacific Corp.	400,000	72,316
Northrop Grumman Corp.	70,300	24,181
L3Harris Technologies, Inc.	93,600	18,521
Rolls-Royce Holdings PLC (ADR)	356,800	3,215
		920,119
Communication services 6.88%
Facebook, Inc., Class A1	1,339,800	274,994
Alphabet Inc., Class A1	103,775	138,995
Alphabet Inc., Class C1	3,000	4,011
Verizon Communications Inc.	1,604,500	98,516
Comcast Corp., Class A	1,970,000	88,591
Netflix, Inc.[1]	104,300	33,749
		638,856
Financials 5.12%
JPMorgan Chase & Co.	1,309,000	182,475
Wells Fargo & Co.	1,500,000	80,700
U.S. Bancorp	1,000,000	59,290
American International Group, Inc.	1,010,000	51,843
AIA Group Ltd. (ADR)	1,006,000	42,342
Nasdaq, Inc.	311,000	33,308
CME Group Inc., Class A	69,000	13,850
Willis Towers Watson PLC	56,800	11,470
		475,278
Consumer discretionary 4.87%
Lowe’s Cos., Inc.	1,314,975	157,481
McDonald’s Corp.	500,000	98,805
Hasbro, Inc.	515,000	54,389
Williams-Sonoma, Inc.	705,000	51,775
Marriott International, Inc., Class A	309,500	46,868
NIKE, Inc., Class B	225,000	22,795
Carnival Corp., units	249,000	12,657
Las Vegas Sands Corp.	110,000	7,594
		452,364
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 184

Common stocks (continued) Utilities 3.10%	Shares	Value (000)
Public Service Enterprise Group Inc.	2,594,000	$153,176
American Electric Power Co., Inc.	600,000	56,706
Sempra Energy	331,000	50,140
E.ON SE (ADR)	1,490,000	15,898
NextEra Energy, Inc.	50,000	12,108
		288,028
Real estate 2.35%
Kimco Realty Corp. REIT	2,677,000	55,441
Crown Castle International Corp. REIT	384,000	54,586
Simon Property Group, Inc. REIT	290,000	43,198
Healthpeak Properties, Inc. REIT	954,000	32,884
Alexandria Real Estate Equities, Inc. REIT	148,000	23,914
Equinix, Inc. REIT	10,000	5,837
Digital Realty Trust, Inc. REIT	17,000	2,036
		217,896
Materials 2.33%
Linde PLC	884,700	188,353
Freeport-McMoRan Inc.	2,106,600	27,638
		215,991
Total common stocks (cost: $6,823,043,000)		8,945,514
Rights & warrants 0.14% Financials 0.14%
American International Group, Inc., warrants, expire 2021[1]	1,282,000	13,179
Total rights & warrants (cost: $19,905,000)		13,179
Convertible stocks 0.06% Health care 0.06%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	4,900	5,777
Total convertible stocks (cost: $4,979,000)		5,777
Short-term securities 3.37% Money market investments 3.37%
Capital Group Central Cash Fund 1.73%[2]	3,124,623	312,462
Total short-term securities (cost: $312,432,000)		312,462
Total investment securities 99.94% (cost: $7,160,359,000)		9,276,932
Other assets less liabilities 0.06%		5,429
Net assets 100.00%		$9,282,361
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2019.
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 184

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 184

Global Growth and Income Fund
Investment portfolio
December 31, 2019
Common stocks 96.65% Information technology 15.69%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,650,800	$95,803
Microsoft Corp.	281,000	44,314
PagSeguro Digital Ltd., Class A2	1,128,752	38,558
Broadcom Inc.	121,200	38,302
Apple Inc.	112,390	33,003
ASML Holding NV1	70,000	20,847
Tokyo Electron Ltd.[1]	49,000	10,768
Fiserv, Inc.[2]	88,000	10,175
GoDaddy Inc., Class A2	142,000	9,645
Temenos AG1	60,000	9,486
SAP SE1	68,500	9,232
Afterpay Ltd.[1,2]	288,000	5,933
Murata Manufacturing Co., Ltd.[1]	67,000	4,142
Advanced Micro Devices, Inc.[2]	68,000	3,118
WiseTech Global Ltd.[1]	137,100	2,251
		335,577
Industrials 12.59%
Airbus SE, non-registered shares[1]	623,200	91,434
CCR SA, ordinary nominative	7,680,800	36,240
Lockheed Martin Corp.	66,000	25,699
Safran SA1	123,500	19,144
Rheinmetall AG1	151,500	17,422
Boeing Co.	49,400	16,093
International Consolidated Airlines Group, SA (CDI)[1]	1,462,994	12,149
General Dynamics Corp.	65,000	11,463
Illinois Tool Works Inc.	54,000	9,700
Honeywell International Inc.	48,000	8,496
MTU Aero Engines AG1	16,300	4,655
Union Pacific Corp.	24,400	4,411
Watsco, Inc.	23,500	4,233
VINCI SA1	37,128	4,125
DCC PLC[1]	45,600	3,969
		269,233
Financials 11.87%
Sberbank of Russia PJSC (ADR)[1]	1,710,000	28,136
AIA Group Ltd.[1]	2,503,000	26,336
HDFC Bank Ltd.[1]	1,288,000	22,955
Toronto-Dominion Bank (CAD denominated)	300,700	16,865
DBS Group Holdings Ltd.[1]	803,000	15,478
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	14,156
CME Group Inc., Class A	70,000	14,050
Sony Financial Holdings Inc.[1]	550,000	13,165
JPMorgan Chase & Co.	92,000	12,825
Bank Central Asia Tbk PT1	4,775,000	11,471
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Macquarie Group Ltd.[1]	114,700	$11,125
The Blackstone Group Inc., Class A	192,500	10,769
B3 SA - Brasil, Bolsa, Balcao	1,000,000	10,682
CIT Group Inc.	181,750	8,293
Barclays PLC[1]	3,365,000	8,036
BB Seguridade Participações SA	765,000	7,169
HDFC Life Insurance Co. Ltd.[1]	773,990	6,790
Truist Financial Corp.	116,550	6,564
AXA SA1	145,000	4,091
Prudential PLC[1]	177,000	3,406
UniCredit SpA[1]	56,319	823
M&G PLC[1,2]	177,000	557
		253,742
Consumer discretionary 9.58%
LVMH Moët Hennessy-Louis Vuitton SE1	56,200	26,174
Home Depot, Inc.	75,500	16,488
Norwegian Cruise Line Holdings Ltd.[2]	275,000	16,063
Flutter Entertainment PLC[1]	124,000	15,143
Alibaba Group Holding Ltd.[1,2]	558,400	14,848
Royal Caribbean Cruises Ltd.	93,000	12,416
Daimler AG1	222,000	12,308
Nokian Renkaat Oyj[1]	363,000	10,463
General Motors Co.	275,000	10,065
Restaurant Brands International Inc. (CAD denominated)	148,000	9,435
Bayerische Motoren Werke AG1	114,000	9,385
NIKE, Inc., Class B	80,000	8,105
Accor SA1	163,500	7,675
Carnival Corp., units	138,000	7,014
Amazon.com, Inc.[2]	3,400	6,283
adidas AG1	18,500	6,013
Trainline PLC[1,2]	707,300	4,766
Melco Resorts & Entertainment Ltd. (ADR)	193,000	4,665
Naspers Ltd., Class N1	27,000	4,413
Aston Martin Lagonda Global Holdings PLC[1,2]	457,000	3,158
		204,880
Health care 9.36%
UnitedHealth Group Inc.	86,300	25,370
AstraZeneca PLC[1]	167,000	16,708
Boston Scientific Corp.[2]	351,000	15,872
Merck & Co., Inc.	169,850	15,448
Abbott Laboratories	171,000	14,853
Novartis AG1	148,000	14,022
Fleury SA, ordinary nominative	1,750,000	13,281
Centene Corp.[2]	202,000	12,700
Illumina, Inc.[2]	34,000	11,279
HOYA Corp.[1]	117,000	11,171
Hikma Pharmaceuticals PLC[1]	340,000	9,007
CSL Ltd.[1]	35,200	6,831
Eli Lilly and Co.	45,000	5,914
Biogen Inc.[2]	17,500	5,193
Hypera SA, ordinary nominative	562,000	4,986
Koninklijke Philips NV (EUR denominated)[1]	100,000	4,889
DexCom, Inc.[2]	22,025	4,818
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer Inc.	104,000	$4,075
Insulet Corp.[2]	21,300	3,647
		200,064
Communication services 8.45%
Nintendo Co., Ltd.[1]	235,700	95,140
Alphabet Inc., Class A2	21,800	29,199
Alphabet Inc., Class C2	7,000	9,359
Comcast Corp., Class A	296,000	13,311
Facebook, Inc., Class A2	44,000	9,031
SK Telecom Co., Ltd.[1]	37,500	7,714
Activision Blizzard, Inc.	101,000	6,001
Advanced Info Service PCL, foreign registered[1]	820,000	5,804
New York Times Co., Class A	160,000	5,147
		180,706
Materials 7.57%
Fortescue Metals Group Ltd.[1]	4,763,816	35,905
Freeport-McMoRan Inc.	2,499,000	32,787
Vale SA, ordinary nominative	2,220,000	29,415
Koninklijke DSM NV1	109,000	14,228
Rio Tinto PLC[1]	165,000	9,804
Allegheny Technologies Inc.[2]	415,000	8,574
CCL Industries Inc., Class B, nonvoting shares	192,500	8,201
Shin-Etsu Chemical Co., Ltd.[1]	63,000	6,907
RHI Magnesita NV1	125,700	6,433
BHP Group PLC[1]	248,000	5,858
DuPont de Nemours Inc.	60,000	3,852
		161,964
Energy 6.53%
Reliance Industries Ltd.[1]	2,714,148	57,652
Gazprom PJSC (ADR)[1]	3,431,000	28,254
EOG Resources, Inc.	150,000	12,564
Galp Energia, SGPS, SA, Class B1	708,000	11,842
Royal Dutch Shell PLC, Class B1	325,000	9,684
Canadian Natural Resources, Ltd. (CAD denominated)	279,200	9,030
Worley Ltd.[1]	590,000	6,365
ConocoPhillips	66,000	4,292
		139,683
Utilities 5.79%
E.ON SE1	3,644,000	38,972
Ørsted AS1	345,482	35,794
Enel SpA[1]	3,539,000	28,154
Brookfield Infrastructure Partners LP	170,000	8,491
China Resources Gas Group Ltd.[1]	1,350,000	7,421
Public Service Enterprise Group Inc.	85,000	5,019
		123,851
Real estate 5.19%
MGM Growth Properties LLC REIT, Class A	1,101,200	34,104
Gaming and Leisure Properties, Inc. REIT	425,000	18,296
Alexandria Real Estate Equities, Inc. REIT	103,000	16,643
Digital Realty Trust, Inc. REIT	72,000	8,621
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 184

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	90,000	$8,023
Vonovia SE1	104,442	5,623
Daito Trust Construction Co., Ltd.[1]	44,400	5,499
Crown Castle International Corp. REIT	37,000	5,259
Longfor Group Holdings Ltd.[1]	1,025,000	4,814
Iron Mountain Inc. REIT	131,000	4,175
		111,057
Consumer staples 4.03%
Nestlé SA1	324,275	35,131
British American Tobacco PLC[1]	252,000	10,737
C&C Group PLC[1]	1,946,900	10,465
Treasury Wine Estates Ltd.[1]	615,672	7,036
Philip Morris International Inc.	80,000	6,807
Keurig Dr Pepper Inc.	235,000	6,803
Coca-Cola European Partners PLC	95,000	4,834
Coca-Cola FEMSA, SAB de CV, units	710,000	4,314
		86,127
Total common stocks (cost: $1,433,746,000)		2,066,884
Preferred securities 0.37% Financials 0.37%
Itaú Unibanco Holding SA, preferred nominative (ADR)	862,500	7,892
Total preferred securities (cost: $6,929,000)		7,892
Bonds, notes & other debt instruments 1.63% Corporate bonds & notes 1.63% Communication services 1.63%	Principal amount (000)
Sprint Corp. 7.25% 2021	$ 33,000	34,957
Total bonds, notes & other debt instruments (cost: $32,020,000)		34,957
Short-term securities 1.34% Money market investments 1.34%	Shares
Capital Group Central Cash Fund 1.73%[3]	285,611	28,561
Total short-term securities (cost: $28,489,000)		28,561
Total investment securities 99.99% (cost: $1,501,184,000)		2,138,294
Other assets less liabilities 0.01%		189
Net assets 100.00%		$2,138,483
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD7,235	AUD10,500	Citibank	1/17/2020	$(137)
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,146,095,000, which represented 53.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 184

Growth-Income Fund
Investment portfolio
December 31, 2019
Common stocks 94.10% Health care 16.21%	Shares	Value (000)
UnitedHealth Group Inc.	3,133,668	$921,236
Abbott Laboratories	6,789,069	589,698
Amgen Inc.	2,000,500	482,261
Gilead Sciences, Inc.	6,917,600	449,506
Eli Lilly and Co.	2,892,600	380,174
Merck & Co., Inc.	3,338,880	303,671
Cigna Corp.	1,327,418	271,444
AstraZeneca PLC[1]	1,643,500	164,430
AstraZeneca PLC (ADR)	1,228,600	61,258
AbbVie Inc.	2,025,936	179,376
Seattle Genetics, Inc.[2]	1,536,306	175,538
Illumina, Inc.[2]	459,500	152,434
Thermo Fisher Scientific Inc.	458,000	148,790
GlaxoSmithKline PLC[1]	5,307,600	124,865
Humana Inc.	328,000	120,219
Incyte Corp.[2]	1,330,900	116,214
Alcon Inc.[1,2]	1,837,147	104,074
Anthem, Inc.	342,000	103,294
Stryker Corp.	448,733	94,207
Novo Nordisk A/S, Class B1	1,611,056	93,441
Daiichi Sankyo Co., Ltd.[1]	1,392,000	91,918
Johnson & Johnson	613,000	89,418
Pfizer Inc.	1,877,251	73,551
PerkinElmer, Inc.	700,000	67,970
Allakos Inc.[2]	511,000	48,729
Medtronic PLC	425,000	48,216
Baxter International Inc.	538,000	44,988
Novartis AG1	470,000	44,529
Elanco Animal Health Inc.[2]	1,501,355	44,215
Chugai Pharmaceutical Co., Ltd.[1]	446,900	41,161
Ultragenyx Pharmaceutical Inc.[2]	822,800	35,142
Biohaven Pharmaceutical Holding Co. Ltd.[2]	618,100	33,649
Edwards Lifesciences Corp.[2]	131,500	30,678
Vertex Pharmaceuticals Inc.[2]	102,187	22,374
Gossamer Bio, Inc.[2]	1,325,000	20,710
Neurocrine Biosciences, Inc.[2]	140,600	15,113
CVS Health Corp.	161,300	11,983
Allogene Therapeutics, Inc.[2]	458,500	11,912
Bluebird Bio, Inc.[2]	109,400	9,600
Sage Therapeutics, Inc.[2]	123,300	8,901
Agios Pharmaceuticals, Inc.[2]	178,700	8,533
		5,839,420
American Funds Insurance Series — Growth-Income Fund — Page 42 of 184

Common stocks (continued) Information technology 15.04%	Shares	Value (000)
Microsoft Corp.	9,454,500	$1,490,975
Broadcom Inc.	2,152,434	680,212
Intel Corp.	6,651,600	398,098
Texas Instruments Inc.	2,127,082	272,883
Accenture PLC, Class A	1,067,900	224,868
Visa Inc., Class A	1,160,200	218,002
Mastercard Inc., Class A	710,000	211,999
QUALCOMM Inc.	2,034,252	179,482
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,637,000	117,799
Adobe Inc.[2]	335,900	110,783
ASML Holding NV1	219,000	65,220
ASML Holding NV (New York registered)	147,800	43,740
Autodesk, Inc.[2]	538,000	98,702
Euronet Worldwide, Inc.[2]	618,000	97,372
NetApp, Inc.	1,513,000	94,184
Automatic Data Processing, Inc.	545,000	92,923
Global Payments Inc.	498,100	90,933
Amphenol Corp., Class A	826,000	89,398
CDK Global, Inc.	1,563,096	85,470
Ceridian HCM Holding Inc.[2]	1,210,702	82,182
Motorola Solutions, Inc.	415,000	66,873
Fiserv, Inc.[2]	536,700	62,059
GoDaddy Inc., Class A2	819,100	55,633
MKS Instruments, Inc.	481,000	52,915
SYNNEX Corp.	367,700	47,360
International Business Machines Corp.	350,000	46,914
Apple Inc.	151,900	44,605
StoneCo Ltd., Class A2	1,085,500	43,301
ServiceNow, Inc.[2]	142,500	40,231
TE Connectivity Ltd.	391,000	37,473
Atlassian Corp. PLC, Class A2	304,800	36,680
SAP SE1	239,500	32,277
Teradata Corp.[2]	1,056,057	28,271
Analog Devices, Inc.	213,400	25,360
Fidelity National Information Services, Inc.	162,522	22,605
Trimble Inc.[2]	413,300	17,230
Applied Materials, Inc.	249,600	15,236
		5,420,248
Communication services 12.02%
Facebook, Inc., Class A2	6,826,100	1,401,057
Netflix, Inc.[2]	2,352,425	761,174
Alphabet Inc., Class C2	296,784	396,806
Alphabet Inc., Class A2	247,980	332,142
Comcast Corp., Class A	6,693,400	301,002
Charter Communications, Inc., Class A2	438,369	212,644
Verizon Communications Inc.	3,379,400	207,495
Activision Blizzard, Inc.	2,457,100	146,001
ViacomCBS Inc., Class B	3,003,083	126,039
Fox Corp., Class A	2,537,000	94,047
IAC/InterActiveCorp[2]	353,700	88,110
Vodafone Group PLC[1]	44,633,021	86,649
Electronic Arts Inc.[2]	599,000	64,399
Tencent Holdings Ltd.[1]	1,295,500	62,493
American Funds Insurance Series — Growth-Income Fund — Page 43 of 184

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Cable One, Inc.	33,300	$49,566
Walt Disney Co.	16,358	2,366
		4,331,990
Financials 10.86%
JPMorgan Chase & Co.	4,005,030	558,301
CME Group Inc., Class A	1,642,100	329,602
Intercontinental Exchange, Inc.	3,183,555	294,638
Willis Towers Watson PLC	1,314,000	265,349
Aon PLC, Class A	1,214,800	253,031
Nasdaq, Inc.	2,129,600	228,080
Bank of New York Mellon Corp.	4,159,300	209,338
Moody’s Corp.	817,558	194,096
Marsh & McLennan Cos., Inc.	1,580,200	176,050
Chubb Ltd.	1,120,100	174,355
American International Group, Inc.	2,907,141	149,224
Wells Fargo & Co.	2,610,300	140,434
EXOR NV1	1,275,000	98,879
State Street Corp.	1,170,500	92,587
UniCredit SpA[1]	5,138,000	75,119
Power Financial Corp.	2,500,000	67,267
PNC Financial Services Group, Inc.	410,900	65,592
Kotak Mahindra Bank Ltd.[1]	2,687,778	63,392
Banco Santander, SA1	13,490,805	56,964
M&T Bank Corp.	333,600	56,629
S&P Global Inc.	186,000	50,787
B3 SA - Brasil, Bolsa, Balcao	4,750,000	50,739
HDFC Bank Ltd.[1]	2,580,000	45,981
BlackRock, Inc.	90,000	45,243
London Stock Exchange Group PLC[1]	424,000	43,796
Bank of Montreal	461,200	35,744
Truist Financial Corp.	554,519	31,230
Charles Schwab Corp.	566,000	26,919
UBS Group AG1	1,343,666	16,958
Fannie Mae[2]	4,398,800	13,724
Federal Home Loan Mortgage Corp.[2]	666,200	2,001
		3,912,049
Industrials 10.57%
Airbus SE, non-registered shares[1]	2,904,564	426,151
BWX Technologies, Inc.[3]	5,414,670	336,143
TransDigm Group Inc.	578,800	324,128
Northrop Grumman Corp.	733,200	252,199
General Dynamics Corp.	1,381,600	243,645
Equifax Inc.	1,386,600	194,290
Norfolk Southern Corp.	964,300	187,199
L3Harris Technologies, Inc.	918,100	181,664
Safran SA1	1,094,103	169,602
CSX Corp.	2,306,600	166,906
Waste Connections, Inc.	1,309,600	118,899
Lockheed Martin Corp.	274,900	107,041
Boeing Co.	311,350	101,425
Waste Management, Inc.	767,700	87,487
Westinghouse Air Brake Technologies Corp.	1,113,758	86,650
Meggitt PLC[1]	9,624,952	83,871
American Funds Insurance Series — Growth-Income Fund — Page 44 of 184

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Middleby Corp.[2]	732,000	$80,169
United Technologies Corp.	494,300	74,026
Union Pacific Corp.	392,677	70,992
CAE Inc.	2,499,000	66,163
General Electric Co.	5,227,900	58,343
Old Dominion Freight Line, Inc.	270,000	51,241
Air Lease Corp., Class A	1,058,100	50,281
Masco Corp.	954,000	45,782
Textron Inc.	1,000,000	44,600
Caterpillar Inc.	276,000	40,760
Woodward, Inc	319,214	37,808
Covanta Holding Corp.	2,019,800	29,974
Boyd Group Services Inc.	192,300	29,914
Deere & Co.	137,400	23,806
RELX PLC[1]	763,100	19,251
Nielsen Holdings PLC	856,400	17,385
		3,807,795
Consumer staples 7.10%
Coca-Cola Co.	7,316,100	404,946
British American Tobacco PLC[1]	8,069,260	343,793
British American Tobacco PLC (ADR)	479,440	20,357
Keurig Dr Pepper Inc.	7,241,735	209,648
Carlsberg A/S, Class B1	1,390,224	207,388
Costco Wholesale Corp.	621,800	182,760
Nestlé SA1	1,606,846	174,080
Philip Morris International Inc.	2,033,640	173,043
Pernod Ricard SA1	944,574	169,084
Mondelez International, Inc.	2,867,900	157,964
Walgreens Boots Alliance, Inc.	1,441,200	84,973
Procter & Gamble Co.	653,178	81,582
Lamb Weston Holdings, Inc.	842,000	72,437
Reckitt Benckiser Group PLC[1]	875,000	71,055
PepsiCo, Inc.	498,419	68,119
Diageo PLC[1]	1,220,000	51,410
Herbalife Nutrition Ltd.[2]	849,000	40,472
Church & Dwight Co., Inc.	446,400	31,400
Hormel Foods Corp.	302,200	13,632
		2,558,143
Energy 6.94%
Exxon Mobil Corp.	6,274,200	437,814
EOG Resources, Inc.	3,943,800	330,333
Chevron Corp.	2,485,800	299,564
Enbridge Inc. (CAD denominated)	7,486,412	297,658
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	284,748
Royal Dutch Shell PLC, Class B (ADR)	1,974,300	118,399
Royal Dutch Shell PLC, Class B1	1,800,000	53,636
Royal Dutch Shell PLC, Class A (ADR)	305,348	18,009
Schlumberger Ltd.	4,641,800	186,600
ConocoPhillips	2,100,810	136,616
Equitrans Midstream Corp.	8,625,300	115,234
TC Energy Corp. (CAD denominated)	1,168,019	62,208
Concho Resources Inc.	653,000	57,183
Baker Hughes Co., Class A	2,017,600	51,711
American Funds Insurance Series — Growth-Income Fund — Page 45 of 184

Common stocks (continued) Energy (continued)	Shares	Value (000)
BP PLC[1]	4,388,542	$27,548
TOTAL SA1	279,375	15,439
Weatherford International[2]	128,424	3,589
Tullow Oil PLC[1]	3,674,051	3,145
Golar LNG Ltd.	22,600	321
		2,499,755
Consumer discretionary 5.06%
Amazon.com, Inc.[2]	297,400	549,548
Marriott International, Inc., Class A	943,700	142,904
Lowe’s Cos., Inc.	1,160,900	139,029
Royal Caribbean Cruises Ltd.	942,000	125,766
Hasbro, Inc.	1,150,000	121,452
Home Depot, Inc.	527,000	115,086
Hilton Worldwide Holdings Inc.	753,720	83,595
Six Flags Entertainment Corp.	1,640,799	74,016
Wynn Resorts, Ltd.	490,966	68,180
Chipotle Mexican Grill, Inc.[2]	59,710	49,984
Ferrari NV1	295,000	48,931
NIKE, Inc., Class B	443,000	44,880
Wyndham Hotels & Resorts, Inc.	665,000	41,769
Las Vegas Sands Corp.	598,000	41,286
Ross Stores, Inc.	334,200	38,908
Signet Jewelers Ltd.	1,674,500	36,404
Newell Brands Inc.	1,725,000	33,155
General Motors Co.	720,000	26,352
Booking Holdings Inc.[2]	10,700	21,975
YUM! Brands, Inc.	205,630	20,713
		1,823,933
Materials 4.83%
Celanese Corp.	3,243,233	399,307
Linde PLC	1,152,000	245,261
Vale SA, ordinary nominative (ADR)	9,977,221	131,699
Vale SA, ordinary nominative	3,404,848	45,114
Dow Inc.	2,559,700	140,092
International Flavors & Fragrances Inc.	1,075,000	138,696
LyondellBasell Industries NV	1,321,800	124,884
DuPont de Nemours Inc.	1,609,700	103,343
Rio Tinto PLC[1]	1,544,655	91,779
Air Products and Chemicals, Inc.	312,100	73,340
Mosaic Co.	2,522,400	54,585
Freeport-McMoRan Inc.	4,073,000	53,438
Tata Steel Ltd.[1]	6,775,000	44,944
Asahi Kasei Corp.[1]	2,392,300	26,843
Sherwin-Williams Co.	40,000	23,341
Centerra Gold Inc.[2]	2,917,909	23,212
Corteva, Inc.	459,700	13,589
Alcoa Corp.[2]	372,000	8,002
		1,741,469
Real estate 2.97%
Equinix, Inc. REIT	533,800	311,579
Crown Castle International Corp. REIT	2,071,500	294,464
MGM Growth Properties LLC REIT, Class A	5,613,000	173,835
American Funds Insurance Series — Growth-Income Fund — Page 46 of 184

Common stocks (continued) Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	448,900	$103,166
VICI Properties Inc. REIT	3,046,000	77,825
SBA Communications Corp. REIT	210,000	50,608
Weyerhaeuser Co. REIT[2]	712,541	21,519
Digital Realty Trust, Inc. REIT	170,000	20,356
Kimco Realty Corp. REIT	734,500	15,211
		1,068,563
Utilities 2.45%
Sempra Energy	1,784,000	270,241
Edison International	2,074,500	156,438
American Electric Power Co., Inc.	1,449,000	136,945
E.ON SE1	8,791,029	94,019
Exelon Corp.	1,615,600	73,655
Enel SpA[1]	8,712,341	69,310
Public Service Enterprise Group Inc.	686,500	40,538
AES Corp.	2,000,000	39,800
		880,946
Mutual funds 0.05%
Altaba Inc.[1]	789,243	16,337
Total common stocks (cost: $23,281,968,000)		33,900,648
Convertible stocks 0.51% Real estate 0.24%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	67,900	87,030
Health care 0.16%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	50,000	58,952
Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	38,755
Total convertible stocks (cost: $162,141,000)		184,737
Bonds, notes & other debt instruments 0.02% Corporate bonds & notes 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC 11.00% 2024[4]	$ 5,280	5,722
Total bonds, notes & other debt instruments (cost: $5,266,000)		5,722
American Funds Insurance Series — Growth-Income Fund — Page 47 of 184

Short-term securities 5.39% Money market investments 5.39%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[5]	19,405,997	$1,940,600
Total short-term securities (cost: $1,939,508,000)		1,940,600
Total investment securities 100.02% (cost: $25,388,883,000)		36,031,707
Other assets less liabilities (0.02)%		(5,441)
Net assets 100.00%		$36,026,266
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,637,561,000, which represented 10.10% of the net assets of the fund. This amount includes $3,621,224,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,722,000, which represented .02% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 184

International Growth and Income Fund
Investment portfolio
December 31, 2019
Common stocks 88.41% Financials 16.74%	Shares	Value (000)
HDFC Bank Ltd.[1]	2,457,600	$43,799
Zurich Insurance Group AG1	92,200	37,815
AIA Group Ltd.[1]	2,338,600	24,606
Banco Santander, SA1	4,834,538	20,413
ING Groep NV1	1,367,000	16,429
Sony Financial Holdings Inc.[1]	660,400	15,808
Prudential PLC[1]	738,000	14,200
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	13,837
DBS Group Holdings Ltd.[1]	558,000	10,756
Haci Ömer Sabanci Holding AS1	6,520,900	10,463
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	9,834
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	9,532
UniCredit SpA[1]	630,000	9,211
Sberbank of Russia PJSC (ADR)[1]	394,479	6,491
B3 SA - Brasil, Bolsa, Balcao	426,000	4,550
ABN AMRO Bank NV, depository receipts[1]	188,000	3,434
		251,178
Industrials 10.95%
Airbus SE, non-registered shares[1]	216,160	31,715
Shanghai International Airport Co., Ltd., Class A1	2,590,033	29,298
ASSA ABLOY AB, Class B1	681,100	15,916
Komatsu Ltd.[1]	629,600	15,095
Airports of Thailand PCL, foreign registered[1]	5,250,000	12,974
SMC Corp.[1]	23,300	10,651
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	10,135
Aena SME, SA, non-registered shares[1]	52,450	10,064
ALD SA1	513,000	7,977
GT Capital Holdings, Inc.[1]	438,662	7,343
Recruit Holdings Co., Ltd.[1]	156,000	5,870
Rolls-Royce Holdings PLC[1,2]	521,400	4,721
International Container Terminal Services, Inc.[1]	1,000,000	2,536
		164,295
Consumer discretionary 10.51%
Luckin Coffee Inc., Class A (ADR)[2]	987,340	38,862
Sony Corp.[1]	430,000	29,269
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,355
Kering SA1	29,000	19,104
Galaxy Entertainment Group Ltd.[1]	2,365,000	17,432
Alibaba Group Holding Ltd. (ADR)[2]	79,100	16,777
Inchcape PLC[1]	589,000	5,507
Sands China Ltd.[1]	972,000	5,213
Hyundai Mobis Co., Ltd.[1]	13,875	3,068
		157,587
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 184

Common stocks (continued) Health care 9.46%	Shares	Value (000)
Novartis AG1	502,545	$47,612
Daiichi Sankyo Co., Ltd.[1]	561,000	37,044
Takeda Pharmaceutical Co. Ltd.[1]	518,353	20,536
Fresenius SE & Co. KGaA[1]	275,800	15,568
Chugai Pharmaceutical Co., Ltd.[1]	76,300	7,028
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	6,488
NMC Health PLC[1]	205,000	4,812
Alcon Inc.[1,2]	48,672	2,757
		141,845
Energy 7.44%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,147,691	63,839
Royal Dutch Shell PLC, Class B1	138,000	4,112
TOTAL SA1	404,534	22,356
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,814
Canadian Natural Resources, Ltd.	92,000	2,976
Cenovus Energy Inc. (CAD denominated)	935,000	9,504
		111,601
Utilities 6.31%
E.ON SE1	3,488,000	37,304
ENN Energy Holdings Ltd.[1]	1,658,000	18,128
Ørsted AS1	92,807	9,615
Iberdrola, SA, non-registered shares[1]	807,869	8,320
Naturgy Energy Group, SA1	265,000	6,671
SSE PLC[1]	320,000	6,131
National Grid PLC[1]	359,664	4,520
ENGIE SA1	249,000	4,024
		94,713
Materials 6.11%
Rio Tinto PLC[1]	658,800	39,144
Kansai Paint Co., Ltd.[1]	512,000	12,514
Air Liquide SA, non-registered shares[1]	79,200	11,256
Akzo Nobel NV1	93,955	9,580
Yara International ASA[1]	228,000	9,500
Vale SA, ordinary nominative (ADR)	506,000	6,679
Glencore PLC[1]	940,000	2,939
		91,612
Information technology 5.64%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,804,000	31,053
Tokyo Electron Ltd.[1]	96,500	21,206
ASML Holding NV1	47,800	14,235
Samsung Electronics Co., Ltd.[1]	259,000	12,480
Lenovo Group Ltd.[1]	8,290,000	5,577
		84,551
Consumer staples 5.21%
British American Tobacco PLC[1]	548,402	23,365
Pernod Ricard SA1	128,650	23,029
Coca-Cola Icecek AS, Class C1	2,631,000	17,131
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Imperial Brands PLC[1]	316,016	$7,830
Kirin Holdings Co., Ltd.[1]	313,000	6,827
		78,182
Communication services 5.15%
Singapore Telecommunications Ltd.[1]	9,429,449	23,646
SoftBank Group Corp.[1]	487,600	21,229
Yandex NV, Class A2	470,000	20,440
Nippon Telegraph and Telephone Corp.[1]	251,600	6,373
Tencent Holdings Ltd.[1]	116,700	5,630
		77,318
Real estate 4.89%
Sun Hung Kai Properties Ltd.[1]	2,061,500	31,622
CK Asset Holdings Ltd.[1]	2,626,000	19,032
China Overseas Land & Investment Ltd.[1]	3,944,000	15,403
China Resources Land Ltd.[1]	1,308,000	6,517
Daito Trust Construction Co., Ltd.[1]	6,500	805
		73,379
Total common stocks (cost: $1,069,560,000)		1,326,261
Preferred securities 2.10% Financials 1.83%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,993,550	27,391
Energy 0.27%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	201,000	2,999
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	1,073
		4,072
Total preferred securities (cost: $26,377,000)		31,463
Bonds, notes & other debt instruments 1.12% Bonds & notes of governments & government agencies outside the U.S. 0.58%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL 22,000	6,288
Portuguese Republic 3.875% 2030	€1,640	2,455
		8,743
Corporate bonds & notes 0.54% Energy 0.30%
Petróleos Mexicanos 6.875% 2026	$3,617	3,982
Petróleos Mexicanos 6.35% 2048	454	440
		4,422
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 0.24%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	$885
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	838
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,865	1,931
		3,654
Total corporate bonds & notes		8,076
Total bonds, notes & other debt instruments (cost: $15,646,000)		16,819
Short-term securities 8.54% Money market investments 8.54%	Shares
Capital Group Central Cash Fund 1.73%[4]	1,280,263	128,026
Total short-term securities (cost: $127,980,000)		128,026
Total investment securities 100.17% (cost: $1,239,563,000)		1,502,569
Other assets less liabilities (0.17)%		(2,483)
Net assets 100.00%		$1,500,086
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD1,609	GBP1,223	Bank of America	1/9/2020	$(11)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,211,171,000, which represented 80.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,931,000, which represented .13% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 184

Capital Income Builder®
Investment portfolio
December 31, 2019
Common stocks 68.57% Consumer staples 10.33%	Shares	Value (000)
Philip Morris International Inc.	188,220	$16,016
British American Tobacco PLC[1]	307,500	13,101
Diageo PLC[1]	303,200	12,777
Coca-Cola Co.	225,000	12,454
Carlsberg A/S, Class B1	72,426	10,804
Altria Group, Inc.	205,470	10,255
Nestlé SA1	69,277	7,505
Imperial Brands PLC[1]	291,600	7,225
Danone SA1	72,020	5,978
Reckitt Benckiser Group PLC[1]	60,000	4,872
Japan Tobacco Inc.[1]	97,100	2,165
		103,152
Information technology 9.62%
Microsoft Corp.	119,020	18,769
Broadcom Inc.	51,500	16,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,366,800	15,137
Intel Corp.	221,100	13,233
QUALCOMM Inc.	123,400	10,888
Vanguard International Semiconductor Corp.[1]	2,070,700	5,480
Delta Electronics, Inc.[1]	805,200	4,071
NetApp, Inc.	62,700	3,903
KLA Corp.	21,800	3,884
VTech Holdings Ltd.[1]	328,400	3,248
MediaTek Inc.[1]	77,300	1,144
		96,032
Financials 8.43%
CME Group Inc., Class A	66,166	13,281
Zurich Insurance Group AG1	31,098	12,755
JPMorgan Chase & Co.	72,900	10,162
Truist Financial Corp.	152,006	8,561
Sampo Oyj, Class A1	153,061	6,678
Swedbank AB, Class A1	419,333	6,254
PNC Financial Services Group, Inc.	37,900	6,050
Svenska Handelsbanken AB, Class A1	553,166	5,956
Lloyds Banking Group PLC[1]	4,434,000	3,701
Nasdaq, Inc.	19,800	2,121
Everest Re Group, Ltd.	7,572	2,096
The Blackstone Group Inc., Class A	36,500	2,042
Hong Kong Exchanges and Clearing Ltd.[1]	54,500	1,766
Marsh & McLennan Cos., Inc.	13,100	1,459
Bank of China Ltd., Class H1	1,894,000	811
MONETA Money Bank, AS, non-registered shares[1]	137,053	514
		84,207
American Funds Insurance Series — Capital Income Builder — Page 53 of 184

Common stocks (continued) Real estate 7.88%	Shares	Value (000)
American Tower Corp. REIT	81,369	$18,700
Crown Castle International Corp. REIT	130,300	18,522
Link Real Estate Investment Trust REIT[1]	848,000	9,003
CK Asset Holdings Ltd.[1]	971,500	7,041
Digital Realty Trust, Inc. REIT	49,000	5,867
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	36,483	5,764
Nexity SA, Class A, non-registered shares[1]	81,189	4,081
Longfor Group Holdings Ltd.[1]	770,000	3,616
Iron Mountain Inc. REIT	78,200	2,492
Equinix, Inc. REIT	3,400	1,985
TAG Immobilien AG1	63,600	1,581
		78,652
Energy 6.06%
Royal Dutch Shell PLC, Class B1	661,840	19,721
Royal Dutch Shell PLC, Class B (ADR)	8,500	510
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	3
Enbridge Inc. (CAD denominated)	458,570	18,233
Chevron Corp.	57,700	6,953
Equitrans Midstream Corp.	460,500	6,152
Schlumberger Ltd.	149,300	6,002
Inter Pipeline Ltd.	170,300	2,956
		60,530
Health care 5.32%
AstraZeneca PLC[1]	123,900	12,396
AstraZeneca PLC (ADR)	145,100	7,235
GlaxoSmithKline PLC[1]	541,100	12,730
Pfizer Inc.	207,500	8,130
Eli Lilly and Co.	37,200	4,889
Merck & Co., Inc.	39,200	3,565
Roche Holding AG, nonvoting, non-registered shares[1]	7,627	2,473
Koninklijke Philips NV (EUR denominated)[1]	35,323	1,727
		53,145
Communication services 4.89%
Vodafone Group PLC[1]	6,536,800	12,690
Koninklijke KPN NV1	2,808,662	8,299
Nippon Telegraph and Telephone Corp.[1]	263,000	6,662
HKT Trust and HKT Ltd., units[1]	3,699,240	5,215
Nintendo Co., Ltd.[1]	12,200	4,924
Verizon Communications Inc.	67,000	4,114
BT Group PLC[1]	1,330,100	3,409
HKBN Ltd.[1]	1,801,500	3,020
Gannett Co., Inc.	72,178	460
		48,793
Utilities 4.80%
Enel SpA[1]	2,008,308	15,977
Edison International	159,800	12,050
SSE PLC[1]	339,756	6,510
Iberdrola, SA, non-registered shares[1]	565,238	5,821
American Funds Insurance Series — Capital Income Builder — Page 54 of 184

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Infratil Ltd.[1]	1,464,892	$4,961
Exelon Corp.	57,700	2,631
		47,950
Industrials 4.52%
Airbus SE, non-registered shares[1]	92,765	13,610
Boeing Co.	21,750	7,085
BOC Aviation Ltd.[1]	646,700	6,570
United Technologies Corp.	36,600	5,481
Union Pacific Corp.	26,400	4,773
Air New Zealand Ltd.[1]	1,738,359	3,433
RELX PLC[1]	91,900	2,318
Kühne + Nagel International AG1	11,185	1,886
		45,156
Consumer discretionary 4.07%
Las Vegas Sands Corp.	195,000	13,463
Sands China Ltd.[1]	1,782,000	9,556
Gree Electric Appliances, Inc. of Zhuhai, Class A1	533,700	5,015
Royal Caribbean Cruises Ltd.	34,100	4,553
Darden Restaurants, Inc.	30,000	3,270
Kering SA1	3,856	2,540
Burberry Group PLC[1]	78,200	2,289
		40,686
Materials 2.65%
Dow Inc.	164,133	8,983
Asahi Kasei Corp.[1]	420,300	4,716
Givaudan SA1	1,202	3,762
Air Products and Chemicals, Inc.	15,700	3,689
Nutrien Ltd.	75,220	3,604
Linde PLC	8,200	1,746
		26,500
Total common stocks (cost: $597,003,000)		684,803
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 2025[2]	1,750	—[3]
Total rights & warrants (cost: $1,000)		—[3]
Convertible stocks 1.61% Utilities 0.74%
Sempra Energy, Series A, convertible preferred, 6.00% 2021	61,600	7,393
Information technology 0.46%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	4,594
American Funds Insurance Series — Capital Income Builder — Page 55 of 184

Convertible stocks (continued) Real estate 0.41%	Shares	Value (000)
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	3,150	$4,038
Total convertible stocks (cost: $13,498,000)		16,025
Bonds, notes & other debt instruments 21.35% U.S. Treasury bonds & notes 10.37% U.S. Treasury 9.79%	Principal amount (000)
U.S. Treasury 1.75% 2020	$8,000	8,008
U.S. Treasury 2.25% 2021	3,590	3,621
U.S. Treasury 1.625% 2022	157	157
U.S. Treasury 2.00% 2022[4]	15,000	15,159
U.S. Treasury 2.00% 2022	3,000	3,033
U.S. Treasury 2.125% 2022	8,800	8,931
U.S. Treasury 1.75% 2023	4,000	4,015
U.S. Treasury 2.625% 2023	4,060	4,184
U.S. Treasury 2.75% 2023	3,770	3,905
U.S. Treasury 2.875% 2023	3,100	3,241
U.S. Treasury 1.25% 2024	1,271	1,247
U.S. Treasury 1.75% 2024	900	903
U.S. Treasury 2.00% 2025	13,200	13,384
U.S. Treasury 1.75% 2026	610	607
U.S. Treasury 1.875% 2026	6,300	6,331
U.S. Treasury 2.00% 2026	7,500	7,588
U.S. Treasury 2.875% 2028	1,500	1,616
U.S. Treasury 1.75% 2029	4,143	4,080
U.S. Treasury 2.875% 2045	200	219
U.S. Treasury, principal only, 0% 2047[4]	6,535	3,360
U.S. Treasury 3.125% 2048[4]	2,000	2,303
U.S. Treasury 2.25% 2049	2,004	1,944
		97,836
U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	5,698	5,788
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	—[3]	—[3]
		5,788
Total U.S. Treasury bonds & notes		103,624
Corporate bonds & notes 4.87% Utilities 0.85%
AEP Transmission Co. LLC 3.15% 2049	60	58
AEP Transmission Co. LLC 3.80% 2049	45	48
Ameren Corp. 2.50% 2024	600	605
American Electric Power Co., Inc. 3.65% 2021	300	310
CenterPoint Energy, Inc. 3.85% 2024	100	106
CenterPoint Energy, Inc. 2.95% 2030	345	340
Connecticut Light and Power Co. 3.20% 2027	445	470
Consumers Energy Co. 3.10% 2050	150	150
DTE Energy Co. 3.95% 2049	35	40
Duke Energy Florida, LLC 2.50% 2029	430	430
Duke Energy Progress, LLC 3.60% 2047	14	15
Edison International 3.55% 2024	375	384
Edison International 5.75% 2027	158	178
Edison International 4.125% 2028	332	341
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	120	136
American Funds Insurance Series — Capital Income Builder — Page 56 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 5.125% 2020	$200	$203
Entergy Corp. 2.95% 2026	280	284
FirstEnergy Corp. 3.90% 2027	490	524
Jersey Central Power & Light Co. 4.30% 2026[7]	115	125
MidAmerican Energy Holdings Co. 3.65% 2029	350	383
Mississippi Power Co. 4.25% 2042	335	360
Pacific Gas and Electric Co. 2.45% 2022[8]	210	210
Pacific Gas and Electric Co. 4.65% 2028[7,8]	284	294
Public Service Electric and Gas Co. 3.20% 2029	445	469
San Diego Gas & Electric Co. 3.75% 2047	227	236
San Diego Gas & Electric Co. 4.10% 2049	115	127
SCANA Corp. 6.25% 2020	176	177
SCANA Corp. 4.75% 2021	108	110
SCANA Corp. 4.125% 2022	71	73
Southern California Edison Co. 3.65% 2028	28	30
Southern California Edison Co. 4.125% 2048	410	437
Southern California Edison Co., Series C, 3.60% 2045	256	253
Virginia Electric and Power Co. 4.00% 2046	85	94
Virginia Electric and Power Co. 3.30% 2049	175	177
Xcel Energy Inc. 2.60% 2029	175	173
Xcel Energy Inc. 3.50% 2049	170	173
		8,523
Consumer staples 0.69%
Altria Group, Inc. 5.95% 2049	327	396
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	420	497
British American Tobacco PLC 3.215% 2026	250	252
British American Tobacco PLC 3.557% 2027	660	674
British American Tobacco PLC 4.54% 2047	150	151
British American Tobacco PLC 4.758% 2049	130	134
Conagra Brands, Inc. 5.40% 2048	50	61
Costco Wholesale Corp. 2.30% 2022	884	895
Keurig Dr Pepper Inc. 5.085% 2048	64	77
Molson Coors Brewing Co. 4.20% 2046	65	65
Philip Morris International Inc. 3.375% 2029	450	472
Wal-Mart Stores, Inc. 3.125% 2021	2,146	2,192
Wal-Mart Stores, Inc. 2.55% 2023	510	521
Wal-Mart Stores, Inc. 2.85% 2024	210	218
WM. Wrigley Jr. Co. 3.375% 2020[7]	300	303
		6,908
Financials 0.68%
Allstate Corp. 3.85% 2049	170	189
AON Corp. 2.20% 2022	249	250
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[6]	259	271
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[6]	72	73
Bank of Montreal 2.50% 2024	350	354
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[6]	600	602
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	162	164
Goldman Sachs Group, Inc. 5.375% 2020	890	896
Hartford Financial Services Group, Inc. 2.80% 2029	300	304
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	500	502
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	250	269
American Funds Insurance Series — Capital Income Builder — Page 57 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[6]	$246	$246
Metropolitan Life Global Funding I 2.40% 2021[7]	225	226
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	301
Morgan Stanley 5.75% 2021	590	613
New York Life Global Funding 3.00% 2028[7]	150	155
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	520	527
Travelers Cos., Inc. 4.10% 2049	130	149
Wells Fargo & Co. 2.15% 2020	425	425
Wells Fargo & Co. 4.60% 2021	300	310
		6,826
Information technology 0.65%
Broadcom Inc. 4.75% 2029[7]	490	536
Broadcom Ltd. 3.875% 2027	370	384
Fiserv, Inc. 3.50% 2029	870	915
Microsoft Corp. 1.55% 2021	505	505
Microsoft Corp. 2.40% 2022	1,000	1,014
PayPal Holdings, Inc. 2.85% 2029	536	540
Visa Inc. 2.15% 2022	2,525	2,553
		6,447
Health care 0.53%
Abbott Laboratories 3.75% 2026	240	262
AbbVie Inc. 2.95% 2026[7]	159	162
AbbVie Inc. 3.20% 2029[7]	314	320
AbbVie Inc. 4.25% 2049[7]	262	277
AstraZeneca PLC 3.375% 2025	200	212
Bristol-Myers Squibb Co. 2.90% 2024[7]	580	599
Bristol-Myers Squibb Co. 3.40% 2029[7]	670	717
Centene Corp. 5.375% 2026[7]	100	106
Centene Corp. 4.625% 2029[7]	530	560
Eli Lilly and Co. 2.35% 2022	560	567
Merck & Co., Inc. 2.90% 2024	108	112
Pfizer Inc. 4.00% 2049	50	57
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	780	838
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	250	291
UnitedHealth Group Inc. 2.375% 2024	35	35
UnitedHealth Group Inc. 4.45% 2048	170	203
		5,318
Energy 0.41%
Apache Corp. 4.25% 2030	385	399
Apache Corp. 5.35% 2049	180	189
BP Capital Markets PLC 4.234% 2028	175	198
Cenovus Energy Inc. 5.25% 2037	300	332
Cheniere Energy, Inc. 3.70% 2029[7]	252	257
Concho Resources Inc. 4.30% 2028	210	229
Enbridge Energy Partners, LP 7.375% 2045	73	109
Energy Transfer Partners, LP 5.30% 2047	60	64
Energy Transfer Partners, LP 6.00% 2048	161	188
Energy Transfer Partners, LP 6.25% 2049	150	181
Equinor ASA 3.625% 2028	105	115
Equinor ASA 3.25% 2049	121	122
Noble Energy, Inc. 3.25% 2029	250	252
American Funds Insurance Series — Capital Income Builder — Page 58 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 3.20% 2026	$28	$28
Occidental Petroleum Corp. 3.50% 2029	393	401
Occidental Petroleum Corp. 4.40% 2049	110	114
Shell International Finance BV 2.00% 2024	420	419
Total Capital International 2.434% 2025	175	177
Total Capital International 3.455% 2029	265	287
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[9]	91	15
		4,076
Industrials 0.33%
Boeing Co. 2.70% 2022	300	305
Boeing Co. 3.10% 2026	88	91
Boeing Co. 3.60% 2034	90	96
Boeing Co. 3.25% 2035	140	143
CSX Corp. 4.75% 2048	50	60
CSX Corp. 3.35% 2049	310	306
Honeywell International Inc. 2.15% 2022	305	308
Honeywell International Inc. 2.30% 2024	175	177
Honeywell International Inc. 2.70% 2029	70	72
Lockheed Martin Corp. 2.50% 2020	821	825
Norfolk Southern Corp. 3.00% 2022	224	229
Union Pacific Corp. 3.70% 2029	430	470
Union Pacific Corp. 4.30% 2049	110	127
Union Pacific Corp. 3.95% 2059	45	47
Westinghouse Air Brake Technologies Corp. 4.40% 2024[6]	74	79
		3,335
Communication services 0.30%
AT&T Inc. (3-month USD-LIBOR + 0.65%) 2.651% 2020[10]	600	600
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	200	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	475	516
Comcast Corp. 2.65% 2030	520	522
Comcast Corp. 4.00% 2047	100	110
Comcast Corp. 4.00% 2048	100	111
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	630	651
Verizon Communications Inc. 4.329% 2028	142	161
Vodafone Group PLC 4.25% 2050	75	79
		2,983
Consumer discretionary 0.27%
General Motors Co. 5.95% 2049	90	100
General Motors Financial Co. 3.55% 2022	140	144
Home Depot, Inc. 2.95% 2029	275	286
Toyota Motor Credit Corp. 2.15% 2020	758	758
Toyota Motor Credit Corp. 2.15% 2022	505	509
Toyota Motor Credit Corp. 2.60% 2022	856	869
		2,666
American Funds Insurance Series — Capital Income Builder — Page 59 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.12%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.30% 2026	$318	$330
Equinix, Inc. 2.90% 2026	266	267
Equinix, Inc. 3.20% 2029	288	290
Westfield Corp. Ltd. 3.50% 2029[7]	260	269
		1,156
Materials 0.04%
Dow Chemical Co. 4.80% 2049	67	78
Praxair, Inc. 3.00% 2021	316	322
		400
Total corporate bonds & notes		48,638
Mortgage-backed obligations 4.64% Federal agency mortgage-backed obligations 4.13%
Fannie Mae Pool #AE0311 3.50% 2040[11]	24	26
Fannie Mae Pool #BM4488 3.435% 2048[10,11]	1,479	1,514
Fannie Mae Pool #CA4566 3.50% 2049[11]	2,038	2,096
Fannie Mae Pool #MA3686 3.50% 2049[11]	1,552	1,595
Fannie Mae Pool #MA3692 3.50% 2049[11]	784	806
Fannie Mae Pool #MA3775 3.50% 2049[11]	245	252
Fannie Mae Pool #FM1596 3.50% 2049[11]	97	100
Fannie Mae Pool #BJ8402 3.549% 2049[10,11]	260	268
Freddie Mac 2.50% 2032[11]	82	81
Freddie Mac 2.50% 2033[11]	121	121
Freddie Mac Pool #760012 3.01% 2045[10,11]	116	117
Freddie Mac Pool #760013 3.009% 2045[10,11]	91	92
Freddie Mac Pool #760015 3.238% 2047[10,11]	228	229
Freddie Mac Pool #ZS4784 3.50% 2048[11]	39	41
Freddie Mac Pool #SD8005 3.50% 2049[11]	5,253	5,397
Freddie Mac Pool #SD8001 3.50% 2049[11]	4,041	4,153
Freddie Mac Pool #ZT1863 3.50% 2049[11]	1,546	1,589
Freddie Mac Pool #ZA7047 3.50% 2049[11]	878	906
Freddie Mac Pool #ZT1776 3.50% 2049[11]	870	894
Freddie Mac Pool #ZT1951 3.50% 2049[11]	454	466
Freddie Mac Pool #RA1824 3.50% 2049[11]	108	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,11]	461	469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	446	454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	230	235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,11]	178	184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	3,312	3,424
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	2,739	2,888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	143	148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	2,077	2,116
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	1,711	1,771
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	2,480	2,514
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[11]	2,387	2,403
Government National Mortgage Assn. 4.50% 2049[11]	3,004	3,140
Government National Mortgage Assn. 4.50% 2050[11,12]	86	90
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[11]	364	381
Government National Mortgage Assn. Pool #694836 5.644% 2059[11]	1	1
Government National Mortgage Assn. Pool #725975 5.46% 2060[11]	—[3]	—[3]
Government National Mortgage Assn. Pool #765152 4.14% 2061[11]	—[3]	—[3]
Government National Mortgage Assn. Pool #721640 4.81% 2061[11]	— [3]	—[3]
American Funds Insurance Series — Capital Income Builder — Page 60 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #766524 4.251% 2062[11]	$21	$21
Government National Mortgage Assn. Pool #766525 4.524% 2062[11]	13	13
Government National Mortgage Assn. Pool #777452 4.166% 2063[11]	43	43
Government National Mortgage Assn. Pool #767639 4.409% 2063[11]	33	33
Government National Mortgage Assn. Pool #AA1709 4.538% 2063[11]	51	52
Government National Mortgage Assn. Pool #725893 5.20% 2064[11]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[11]	4	5
		41,240
Collateralized mortgage-backed obligations (privately originated) 0.51%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,10,11]	662	671
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[7,10,11]	487	496
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[7,10,11]	437	438
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,7,11]	212	212
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[7,10,11]	272	274
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[7,10,11]	155	156
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[7,10,11]	1,000	1,000
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[7,10,11]	68	68
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[7,10,11]	140	140
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[7,10,11]	122	122
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[7,10,11]	1,501	1,505
		5,082
Total mortgage-backed obligations		46,322
Asset-backed obligations 1.43%
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,10,11]	592	599
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,11]	296	297
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[7,11]	720	721
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[7,11]	6,959	6,959
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[11]	2,729	2,736
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,11]	195	192
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[11]	842	843
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[7,11]	337	338
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[7,11]	1,582	1,584
		14,269
Municipals 0.04% South Carolina 0.04%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	350	415
Total municipals		415
Total bonds, notes & other debt instruments (cost: $208,835,000)		213,268
American Funds Insurance Series — Capital Income Builder — Page 61 of 184

Short-term securities 7.66% Money market investments 7.66%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[13]	765,198	$76,520
Total short-term securities (cost: $76,393,000)		76,520
Total investment securities 99.19% (cost: $895,730,000)		990,616
Other assets less liabilities 0.81%		8,100
Net assets 100.00%		$998,716
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 12/31/2019[15] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	422	April 2020	$84,400	$90,941	$(41)
5 Year U.S. Treasury Note Futures	Short	50	April 2020	(5,000)	(5,930)	27
10 Year U.S. Treasury Note Futures	Long	37	March 2020	3,700	4,752	(40)
10 Year Ultra U.S. Treasury Note Futures	Short	6	March 2020	(600)	(844)	10
20 Year U.S. Treasury Bond Futures	Long	49	March 2020	4,900	7,639	(162)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	March 2020	2,300	4,178	(125)
						$(331)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$253	$—	$253
1.6325%	U.S. EFFR	7/18/2021	40,000	75	—	75
1.3615%	U.S. EFFR	11/1/2021	23,500	(36)	—	(36)
1.281%	U.S. EFFR	11/4/2021	23,500	(70)	—	(70)
U.S. EFFR	1.335%	11/26/2021	38,000	77	—	77
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
U.S. EFFR	1.485%	10/23/2029	5,000	76	—	76
U.S. EFFR	1.4869%	10/23/2029	4,600	69	—	69
U.S. EFFR	1.453%	10/24/2029	5,800	105	—	105
U.S. EFFR	1.4741%	10/24/2029	5,800	94	—	94
U.S. EFFR	1.4495%	10/24/2029	4,200	78	—	78
U.S. EFFR	1.446%	10/24/2029	600	11	—	11
1.419%	U.S. EFFR	11/26/2029	8,000	(174)	—	(174)
					$—	$829
American Funds Insurance Series — Capital Income Builder — Page 62 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $345,473,000, which represented 34.59% of the net assets of the fund. This amount includes $345,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,180,000, which represented .12% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Step bond; coupon rate may change at a later date.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,329,000, which represented 2.14% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Rate represents the seven-day yield at 12/31/2019.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 63 of 184

Asset Allocation Fund
Investment portfolio
December 31, 2019
Common stocks 64.44% Information technology 15.65%	Shares	Value (000)
Microsoft Corp.	6,891,900	$1,086,852
Broadcom Inc.	2,097,200	662,757
ASML Holding NV (New York registered)	1,865,000	551,928
ASML Holding NV1	70,000	20,847
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	395,469
MKS Instruments, Inc.[2]	2,800,000	308,028
VeriSign, Inc.[3]	1,400,000	269,752
Intel Corp.	3,500,000	209,475
Visa Inc., Class A	1,032,000	193,913
Dell Technologies Inc., Class C3	3,387,100	174,063
Mastercard Inc., Class A	451,000	134,664
Intuit Inc.	300,000	78,579
ServiceNow, Inc.[3]	260,600	73,573
RingCentral, Inc., Class A3	361,700	61,008
MongoDB, Inc., Class A3	282,003	37,114
PayPal Holdings, Inc.[3]	316,300	34,214
Corporate Risk Holdings I, Inc.[1,3,4]	168,812	20
		4,292,256
Financials 11.02%
First Republic Bank	3,380,000	396,981
Chubb Ltd.	2,375,000	369,693
Arch Capital Group Ltd.[3]	7,331,500	314,448
JPMorgan Chase & Co.	1,600,000	223,040
Bank of America Corp.	6,000,000	211,320
Capital One Financial Corp.	2,000,000	205,820
Citigroup Inc.	2,500,000	199,725
CME Group Inc., Class A	977,200	196,144
Apollo Global Management, Inc., Class A	3,090,000	147,424
BlackRock, Inc.	229,000	115,118
Aon PLC, Class A	502,000	104,562
PNC Financial Services Group, Inc.	500,000	79,815
Intercontinental Exchange, Inc.	800,000	74,040
RenaissanceRe Holdings Ltd.	357,000	69,979
Nasdaq, Inc.	638,000	68,330
MSCI Inc.	225,200	58,142
TISCO Financial Group PCL, foreign registered[1]	12,675,900	41,960
Ares Management Corp., Class A	1,015,403	36,240
The Blackstone Group Inc., Class A	600,000	33,564
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1,5]	598,761	26,191
Berkshire Hathaway Inc., Class A3	61	20,715
First Hawaiian, Inc.	400,000	11,540
HDFC Bank Ltd.[1]	594,000	10,586
Tradeweb Markets Inc., Class A	156,400	7,249
		3,022,626
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 184

Common stocks (continued) Health care 10.65%	Shares	Value (000)
UnitedHealth Group Inc.	2,016,300	$592,752
Johnson & Johnson	3,200,000	466,784
Humana Inc.	1,265,000	463,648
Abbott Laboratories	3,000,000	260,580
Cigna Corp.	1,250,000	255,612
Merck & Co., Inc.	2,420,300	220,126
Vertex Pharmaceuticals Inc.[3]	460,000	100,717
Gilead Sciences, Inc.	1,500,000	97,470
Thermo Fisher Scientific Inc.	296,000	96,162
Daiichi Sankyo Co., Ltd.[1]	1,291,300	85,268
Pfizer Inc.	1,815,000	71,112
WellCare Health Plans, Inc.[3]	166,500	54,980
Bluebird Bio, Inc.[3]	558,700	49,026
Allakos Inc.[3]	506,700	48,319
Cortexyme, Inc.[3,5]	815,700	45,793
NuCana PLC (ADR)[3,5]	1,189,677	7,257
Rotech Healthcare Inc.[1,3,4,6]	184,138	3,683
Advanz Pharma Corp.[3,6]	175,310	511
Advanz Pharma Corp.[3]	41,657	121
		2,919,921
Industrials 5.90%
Northrop Grumman Corp.	1,449,400	498,550
Boeing Co.	1,417,300	461,700
Lockheed Martin Corp.	847,200	329,883
CSX Corp.	1,875,000	135,675
Airbus SE, non-registered shares[1]	786,130	115,339
Honeywell International Inc.	152,000	26,904
TransDigm Group Inc.	45,000	25,200
Waste Management, Inc.	214,000	24,387
		1,617,638
Consumer discretionary 4.89%
Home Depot, Inc.	1,188,000	259,435
Amazon.com, Inc.[3]	103,000	190,328
Suzuki Motor Corp.[1]	4,500,000	188,490
Aramark	4,300,000	186,620
General Motors Co.	4,100,000	150,060
VF Corp.	1,400,000	139,524
Kontoor Brands, Inc.[2]	3,250,000	136,467
LVMH Moët Hennessy-Louis Vuitton SE1	116,896	54,442
NIKE, Inc., Class B	357,000	36,168
		1,341,534
Communication services 4.32%
Charter Communications, Inc., Class A3	942,126	457,006
Alphabet Inc., Class C3	133,600	178,626
Alphabet Inc., Class A3	111,200	148,940
Facebook, Inc., Class A3	1,077,100	221,075
Netflix, Inc.[3]	226,700	73,353
Verizon Communications Inc.	810,000	49,734
Activision Blizzard, Inc.	519,500	30,869
Comcast Corp., Class A	550,000	24,734
		1,184,337
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 184

Common stocks (continued) Consumer staples 4.20%	Shares	Value (000)
Philip Morris International Inc.	6,243,000	$531,217
Nestlé SA1	3,006,689	325,734
Nestlé SA (ADR)	900,000	97,434
Altria Group, Inc.	3,200,000	159,712
British American Tobacco PLC[1]	875,000	37,280
		1,151,377
Energy 3.76%
Noble Energy, Inc.	13,500,000	335,340
Cenovus Energy Inc. (CAD denominated)	29,000,000	294,790
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,618
Suncor Energy Inc.	4,000,000	131,100
Chevron Corp.	600,000	72,306
ConocoPhillips	335,000	21,785
Weatherford International[3]	289,548	8,093
Tribune Resources, Inc.[1,3]	926,514	1,506
		1,029,538
Materials 2.55%
Dow Inc.	5,416,666	296,454
LyondellBasell Industries NV	1,250,000	118,100
Royal Gold, Inc.	695,000	84,964
DuPont de Nemours Inc.	916,666	58,850
Alcoa Corp.[3]	2,500,000	53,775
Franco-Nevada Corp.	293,737	30,332
First Quantum Minerals Ltd.	2,775,000	28,144
Barrick Gold Corp.	1,455,000	27,048
		697,667
Real estate 0.87%
Crown Castle International Corp. REIT	755,000	107,323
American Tower Corp. REIT	296,000	68,027
Digital Realty Trust, Inc. REIT	525,000	62,863
		238,213
Utilities 0.63%
CMS Energy Corp.	2,284,700	143,570
DTE Energy Co.	226,000	29,351
		172,921
Total common stocks (cost: $11,151,198,000)		17,668,028
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, warrants, expire 2024[1,3,4,7]	14,743	1,063
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,4]	311,755	4
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,4]	242,476	2
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,4]	227,540	1
		1,070
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,3,4]	71,030	—[8]
Total rights & warrants (cost: $3,366,000)		1,070
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 184

Convertible stocks 0.52% Information technology 0.26%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022[5]	60,000	$70,678
Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	31,500	40,375
Health care 0.10%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	22,709	26,775
Industrials 0.02%
Associated Materials, LLC, convertible preferred, 14.00% 2020[1,4]	5,000	4,983
Total convertible stocks (cost: $126,588,000)		142,811
Convertible bonds 0.00% Communication services 0.00%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022	$ 101	127
Total convertible bonds (cost: $101,000)		127
Bonds, notes & other debt instruments 29.78% U.S. Treasury bonds & notes 11.77% U.S. Treasury 9.68%
U.S. Treasury 1.25% 2020	78,000	77,960
U.S. Treasury 1.25% 2020	46,117	46,108
U.S. Treasury 1.375% 2020	35,000	34,991
U.S. Treasury 1.50% 2020	500	500
U.S. Treasury 1.625% 2020	125,000	125,020
U.S. Treasury 1.625% 2020	10,000	10,002
U.S. Treasury 2.50% 2020	15,000	15,067
U.S. Treasury 1.125% 2021	32,000	31,753
U.S. Treasury 1.375% 2021	49,410	49,283
U.S. Treasury 1.50% 2021	3,777	3,771
U.S. Treasury 1.625% 2021	3,704	3,706
U.S. Treasury 1.625% 2021	98	98
U.S. Treasury 1.75% 2021	9,500	9,529
U.S. Treasury 2.125% 2021	20,000	20,147
U.S. Treasury 2.25% 2021[9]	115,000	115,986
U.S. Treasury 2.25% 2021	9,730	9,829
U.S. Treasury 2.50% 2021	200,000	201,868
U.S. Treasury 2.75% 2021	19,232	19,601
U.S. Treasury 1.375% 2022	280	278
U.S. Treasury 1.50% 2022	9,407	9,382
U.S. Treasury 1.625% 2022	94	94
U.S. Treasury 1.875% 2022	100,000	100,606
U.S. Treasury 1.875% 2022	8,000	8,058
U.S. Treasury 1.875% 2022	5,000	5,034
U.S. Treasury 2.00% 2022	25,000	25,274
U.S. Treasury 2.125% 2022	37,000	37,549
U.S. Treasury 1.625% 2023	18,000	17,994
U.S. Treasury 2.25% 2023	5,000	5,115
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2023	$5,000	$5,112
U.S. Treasury 2.50% 2023	29,000	29,798
U.S. Treasury 2.75% 2023[9]	76,600	79,562
U.S. Treasury 2.75% 2023	31,326	32,450
U.S. Treasury 1.25% 2024	11,879	11,654
U.S. Treasury 1.50% 2024	63,500	62,977
U.S. Treasury 1.50% 2024	6,392	6,339
U.S. Treasury 1.75% 2024	155,150	155,659
U.S. Treasury 1.75% 2024	90,961	91,259
U.S. Treasury 1.75% 2024	17,707	17,766
U.S. Treasury 2.125% 2024	5,000	5,098
U.S. Treasury 2.125% 2024	5,000	5,094
U.S. Treasury 2.25% 2024	5,400	5,531
U.S. Treasury 2.25% 2024	5,000	5,117
U.S. Treasury 2.375% 2024	70,000	72,157
U.S. Treasury 2.50% 2024[9]	225,000	232,461
U.S. Treasury 2.50% 2024	700	725
U.S. Treasury 2.00% 2025	44,800	45,425
U.S. Treasury 2.50% 2025	3,500	3,638
U.S. Treasury 2.625% 2025	26,900	28,216
U.S. Treasury 2.625% 2025	4,966	5,195
U.S. Treasury 2.75% 2025	3,229	3,402
U.S. Treasury 1.50% 2026	500	490
U.S. Treasury 1.625% 2026	60,000	59,250
U.S. Treasury 1.625% 2026	27,000	26,668
U.S. Treasury 1.625% 2026	7,000	6,939
U.S. Treasury 1.625% 2026	1,500	1,485
U.S. Treasury 1.75% 2026	1,755	1,745
U.S. Treasury 1.875% 2026	77,925	78,315
U.S. Treasury 2.00% 2026	8,000	8,093
U.S. Treasury 2.25% 2026	7,072	7,268
U.S. Treasury 2.25% 2027	103,250	106,182
U.S. Treasury 2.375% 2027	880	913
U.S. Treasury 2.875% 2028	5,217	5,613
U.S. Treasury 1.75% 2029	94,626	93,185
U.S. Treasury 2.50% 2046	5,000	5,109
U.S. Treasury 2.875% 2046[9]	88,550	97,217
U.S. Treasury 3.00% 2047[9]	12,460	14,012
U.S. Treasury 3.00% 2048	451	507
U.S. Treasury 2.25% 2049	133,377	129,416
U.S. Treasury 2.375% 2049	103,000	102,662
U.S. Treasury 3.00% 2049[9]	16,710	18,851
		2,653,158
U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	100,297	100,942
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	35,710	36,305
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	114,905	117,393
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	8,256	8,386
U.S. Treasury Inflation-Protected Security 0.50% 2028[10]	62,593	64,235
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	17,940	18,884
U.S. Treasury Inflation-Protected Security 0.25% 2029[10]	24,295	24,564
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,224	21,488
U.S. Treasury Inflation-Protected Security 1.375% 2044[9,10]	31,219	36,893
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	$5,430	$5,985
U.S. Treasury Inflation-Protected Security 0.875% 2047[9,10]	7,995	8,587
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]	116,661	129,847
		573,509
Total U.S. Treasury bonds & notes		3,226,667
Corporate bonds & notes 10.36% Health care 1.67%
Abbott Laboratories 3.40% 2023	185	195
Abbott Laboratories 3.75% 2026	5,012	5,477
Abbott Laboratories 4.75% 2036	460	575
Abbott Laboratories 4.90% 2046	500	657
AbbVie Inc. 2.60% 2024[7]	3,000	3,021
AbbVie Inc. 2.95% 2026[7]	2,936	2,984
AbbVie Inc. 3.20% 2029[7]	4,841	4,928
AbbVie Inc. 4.25% 2049[7]	3,852	4,071
Allergan PLC 3.00% 2020	525	525
Allergan PLC 3.45% 2022	3,250	3,324
Allergan PLC 3.80% 2025	206	216
Anthem, Inc. 2.375% 2025	818	819
AstraZeneca PLC 2.375% 2022	4,072	4,119
AstraZeneca PLC 3.375% 2025	13,290	14,122
Bausch Health Cos. Inc. 5.00% 2028[7]	735	756
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,769
Bayer US Finance II LLC 4.25% 2025[7]	425	458
Bayer US Finance II LLC 4.375% 2028[7]	312	340
Bayer US Finance II LLC 4.20% 2034[7]	460	477
Becton, Dickinson and Co. 2.404% 2020	1,688	1,690
Becton, Dickinson and Co. 2.894% 2022	5,077	5,161
Becton, Dickinson and Co. 3.363% 2024	647	674
Becton, Dickinson and Co. 3.70% 2027	146	156
Boston Scientific Corp. 3.45% 2024	3,100	3,243
Boston Scientific Corp. 3.85% 2025	2,289	2,459
Boston Scientific Corp. 3.75% 2026	2,595	2,781
Boston Scientific Corp. 4.00% 2029	2,550	2,821
Boston Scientific Corp. 4.70% 2049	515	626
Bristol-Myers Squibb Co. 2.90% 2024[7]	5,070	5,234
Bristol-Myers Squibb Co. 3.40% 2029[7]	9,070	9,701
Bristol-Myers Squibb Co. 4.25% 2049[7]	1,293	1,532
Centene Corp. 4.75% 2022	8,770	8,961
Centene Corp. 4.75% 2025	1,250	1,301
Centene Corp. 4.25% 2027[7]	565	582
Centene Corp. 4.625% 2029[7]	10,990	11,602
Cigna Corp. 3.40% 2021	1,350	1,382
Cigna Corp. 3.75% 2023	2,762	2,897
Cigna Corp. 4.125% 2025	2,000	2,171
Cigna Corp. 4.375% 2028	1,075	1,192
Cigna Corp. 4.80% 2038	5,015	5,854
Community Health Systems Inc. 5.125% 2021	1,300	1,303
CVS Health Corp. 3.35% 2021	194	197
CVS Health Corp. 3.70% 2023	505	526
CVS Health Corp. 4.30% 2028	2,722	2,973
DaVita HealthCare Partners Inc. 5.00% 2025	2,100	2,165
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Co. 2.35% 2022	$5,050	$5,114
Eli Lilly and Co. 3.375% 2029	3,330	3,590
Eli Lilly and Co. 3.95% 2049	1,000	1,156
Encompass Health Corp. 4.50% 2028	799	829
Endo International PLC 5.75% 2022[7]	7,340	5,468
Endo International PLC 6.00% 2025[7,11]	10,240	6,934
GlaxoSmithKline PLC 3.125% 2021	4,680	4,761
GlaxoSmithKline PLC 3.00% 2024	4,195	4,375
GlaxoSmithKline PLC 3.625% 2025	3,585	3,849
HCA Inc. 5.875% 2023	2,125	2,353
HCA Inc. 4.125% 2029	2,250	2,389
HealthSouth Corp. 5.75% 2024	3,996	4,049
HealthSouth Corp. 5.75% 2025	3,285	3,451
Jaguar Holding Co. 6.375% 2023[7]	1,600	1,655
Mallinckrodt PLC 4.875% 2020[7]	20,045	15,499
Mallinckrodt PLC 5.75% 2022[7]	1,860	767
Medtronic, Inc. 3.50% 2025	1,002	1,074
Merck & Co., Inc. 2.90% 2024	1,696	1,765
Merck & Co., Inc. 3.40% 2029	3,240	3,508
Molina Healthcare, Inc. 5.375% 2022	12,235	13,027
Molina Healthcare, Inc. 4.875% 2025[7]	5,242	5,401
Owens & Minor, Inc. 3.875% 2021	8,910	8,602
Owens & Minor, Inc. 4.375% 2024	300	229
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[12,13]	1,886	1,693
Par Pharmaceutical Cos. Inc. 7.50% 2027[7]	5,335	5,322
Pfizer Inc. 2.80% 2022	3,000	3,063
Pfizer Inc. 2.95% 2024	3,825	3,971
Pfizer Inc. 3.45% 2029	11,000	11,848
Pfizer Inc. 4.00% 2049	370	425
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[1,4,12,13,14]	6,002	6,062
Shire PLC 2.40% 2021	4,498	4,524
Shire PLC 2.875% 2023	3,413	3,478
Shire PLC 3.20% 2026	14,140	14,569
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	9,633	10,343
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	937	1,091
Team Health Holdings, Inc. 6.375% 2025[7]	11,090	7,435
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[12,13]	200	162
Tenet Healthcare Corp. 4.625% 2024	3,553	3,645
Tenet Healthcare Corp. 4.875% 2026[7]	17,450	18,299
Teva Pharmaceutical Finance Co. BV 2.20% 2021	274	266
Teva Pharmaceutical Finance Co. BV 2.80% 2023	29,086	27,038
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,185
Teva Pharmaceutical Finance Co. BV 7.125% 2025[7]	1,935	1,992
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,048	22,586
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,565
UnitedHealth Group Inc. 2.375% 2024	590	598
UnitedHealth Group Inc. 3.50% 2024	4,500	4,750
UnitedHealth Group Inc. 3.375% 2027	500	534
UnitedHealth Group Inc. 3.875% 2028	2,500	2,767
UnitedHealth Group Inc. 2.875% 2029	1,050	1,080
UnitedHealth Group Inc. 4.45% 2048	5,315	6,346
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	22,525	23,320
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	$18,210	$20,950
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,218
		457,987
Financials 1.52%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,350
ACE INA Holdings Inc. 2.875% 2022	3,880	3,980
ACE INA Holdings Inc. 3.35% 2026	1,380	1,467
ACE INA Holdings Inc. 4.35% 2045	800	968
AG Merger Sub II, Inc. 10.75% 2027[7]	1,904	1,909
Allstate Corp. 3.85% 2049	950	1,053
American Express Co. 2.20% 2020	6,000	6,013
American Express Co. 3.00% 2021	4,000	4,048
American International Group, Inc. 4.20% 2028	565	622
AON Corp. 2.20% 2022	2,236	2,247
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,230
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[11]	4,815	5,029
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	5,293	5,555
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[11]	1,986	2,003
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[11]	1,025	1,060
Bank of Montreal 2.50% 2024	4,660	4,717
BB&T Corp. 2.625% 2022	2,500	2,534
BB&T Corp. 2.75% 2022	762	775
Berkshire Hathaway Finance Corp. 4.20% 2048	7,520	8,887
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,332
Berkshire Hathaway Inc. 2.20% 2021	750	753
Berkshire Hathaway Inc. 2.75% 2023	2,115	2,169
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,054
BNP Paribas 3.375% 2025[7]	3,225	3,349
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[11]	5,000	5,013
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[11]	9,000	9,029
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[11]	875	891
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,444	3,497
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[11]	1,400	1,532
CME Group Inc. 3.75% 2028	3,425	3,782
Commonwealth Bank of Australia 2.25% 2020[7]	500	500
Compass Diversified Holdings 8.00% 2026[7]	2,775	3,012
Crédit Agricole SA 4.375% 2025[7]	850	914
Credit Suisse Group AG 3.80% 2023	1,625	1,701
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	852
Danske Bank AS 2.70% 2022[7]	1,000	1,007
DNB Bank ASA 2.375% 2021[7]	2,000	2,013
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,076
Goldman Sachs Group, Inc. 5.375% 2020	2,720	2,739
Goldman Sachs Group, Inc. 5.25% 2021	8,155	8,559
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[11]	2,936	2,989
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[11]	1,800	1,863
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[11]	2,000	2,125
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	418
Groupe BPCE SA 2.75% 2023[7]	600	610
Groupe BPCE SA 5.70% 2023[7]	3,460	3,831
Groupe BPCE SA 5.15% 2024[7]	2,500	2,744
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,523
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Hartford Financial Services Group, Inc. 3.60% 2049	$1,000	$1,031
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,534
HSBC Holdings PLC 4.25% 2024	3,000	3,187
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	3,915	3,930
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	4,500	5,029
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	7,200	7,759
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,793
Icahn Enterprises Finance Corp. 5.25% 2027[7]	2,060	2,112
Intesa Sanpaolo SpA 3.375% 2023[7]	750	763
Intesa Sanpaolo SpA 3.25% 2024[7]	750	754
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,818
Intesa Sanpaolo SpA 3.875% 2027[7]	1,550	1,551
JPMorgan Chase & Co. 2.55% 2020	5,000	5,023
JPMorgan Chase & Co. (3-month USD-LIBOR + 0.955%) 2.889% 2020[13]	3,986	3,988
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	11,213	11,684
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[11]	3,276	3,453
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[11]	8,624	8,623
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[11]	500	504
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	761
Lloyds Banking Group PLC 4.05% 2023	2,000	2,121
Lloyds Banking Group PLC 4.45% 2025	800	874
Lloyds Banking Group PLC 4.375% 2028	2,150	2,370
LPL Financial Holdings Inc. 4.625% 2027[7]	1,800	1,841
Marsh & McLennan Cos., Inc. 3.875% 2024	1,420	1,515
Marsh & McLennan Cos., Inc. 4.375% 2029	1,705	1,943
Marsh & McLennan Cos., Inc. 4.90% 2049	1,539	1,951
Metropolitan Life Global Funding I 2.50% 2020[7]	7,000	7,035
Metropolitan Life Global Funding I 1.95% 2021[7]	1,875	1,877
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,632
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,642
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,181
Morgan Stanley 2.50% 2021	3,000	3,023
Morgan Stanley 5.75% 2021	5,000	5,194
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	3,825	3,998
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[11]	450	456
Morgan Stanley 3.125% 2026	325	336
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[11]	6,215	7,025
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	2,887
Navient Corp. 6.50% 2022	3,675	3,992
Navient Corp. 5.50% 2023	9,110	9,748
Navient Corp. 7.25% 2023	725	821
Navient Corp. 6.125% 2024	7,530	8,189
New York Life Global Funding 1.70% 2021[7]	1,125	1,124
New York Life Global Funding 2.30% 2022[7]	250	252
New York Life Global Funding 2.35% 2026[7]	890	891
Nordea Bank AB 2.50% 2020[7]	2,450	2,461
Owl Rock Capital Corp. 4.625% 2024[7]	2,150	2,175
PNC Bank 2.30% 2020	250	250
PNC Bank 2.55% 2021	6,500	6,578
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,480
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,054
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,128
Prudential Financial, Inc. 3.50% 2024	4,000	4,256
Prudential Financial, Inc. 3.878% 2028	500	548
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.418% 2048	$250	$290
Prudential Financial, Inc. 4.35% 2050	10,000	11,509
Rabobank Nederland 2.75% 2022	2,250	2,288
Rabobank Nederland 4.375% 2025	4,500	4,882
Royal Bank of Canada 3.20% 2021	10,000	10,179
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,670
Skandinaviska Enskilda Banken AB 2.625% 2021	250	252
Skandinaviska Enskilda Banken AB 2.80% 2022	700	711
Springleaf Finance Corp. 6.125% 2024	5,825	6,393
Starwood Property Trust, Inc. 5.00% 2021	2,700	2,807
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,11]	2,800	3,129
Toronto-Dominion Bank 2.65% 2024	3,100	3,175
Travelers Cos., Inc. 4.00% 2047	1,588	1,797
Travelers Cos., Inc. 4.10% 2049	3,910	4,496
U.S. Bancorp 2.625% 2022	1,805	1,833
U.S. Bancorp 3.40% 2023	5,675	5,928
U.S. Bancorp 2.40% 2024	2,000	2,027
U.S. Bancorp 3.70% 2024	5,000	5,319
U.S. Bancorp 2.375% 2026	4,000	4,011
U.S. Bank NA 3.00% 2021	3,000	3,036
UBS Group AG 4.125% 2025[7]	2,750	2,991
UniCredit SpA 3.75% 2022[7]	7,175	7,352
UniCredit SpA 6.572% 2022[7]	475	510
UniCredit SpA 4.625% 2027[7]	625	662
UniCredit SpA 5.861% 2032[7,11]	2,400	2,508
Wells Fargo & Co. 2.15% 2020	4,025	4,026
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[11]	4,325	4,328
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[11]	217	231
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	6,288	6,330
Westpac Banking Corp. 2.15% 2020	5,000	5,002
Westpac Banking Corp. 2.75% 2023	1,750	1,783
		417,924
Energy 1.34%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[7]	2,935	2,040
Apache Corp. 4.25% 2030	2,555	2,650
Apache Corp. 5.35% 2049	6,000	6,279
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[12,13]	1,223	1,159
BP Capital Markets PLC 3.41% 2026	3,460	3,686
BP Capital Markets PLC 4.234% 2028	9,710	10,977
Canadian Natural Resources Ltd. 2.95% 2023	2,700	2,754
Carrizo Oil & Gas Inc. 6.25% 2023	2,725	2,772
Cenovus Energy Inc. 3.80% 2023	3,970	4,107
Cenovus Energy Inc. 4.25% 2027	5,690	6,027
Cenovus Energy Inc. 5.25% 2037	975	1,080
Cenovus Energy Inc. 5.40% 2047	1,000	1,167
Cheniere Energy, Inc. 3.70% 2029[7]	6,082	6,210
Chesapeake Energy Corp. 4.875% 2022	7,225	5,728
Chesapeake Energy Corp. 5.75% 2023	75	51
Chesapeake Energy Corp. 11.50% 2025[7]	4,122	3,906
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[12,13]	1,990	2,056
Chevron Corp. 2.498% 2022	4,000	4,065
Chevron Corp. 3.326% 2025	1,165	1,244
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.954% 2026	$1,600	$1,672
Comstock Resources, Inc. 9.75% 2026	3,475	3,162
Concho Resources Inc. 4.30% 2028	6,615	7,210
Concho Resources Inc. 4.85% 2048	750	874
CONSOL Energy Inc. 5.875% 2022	18,199	18,257
Constellation Oil Services Holding SA 10.00% 2024[1,4,7,14]	988	469
Convey Park Energy LLC 7.50% 2025[7]	1,100	949
DCP Midstream Operating LP 4.95% 2022	3,350	3,485
Diamond Offshore Drilling, Inc. 4.875% 2043	5,610	3,077
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,732
Enbridge Energy Partners, LP 7.375% 2045	1,075	1,604
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,867
Enbridge Inc. 4.00% 2023	1,678	1,773
Enbridge Inc. 3.70% 2027	162	171
Energy Transfer Partners, LP 4.15% 2020	2,182	2,205
Energy Transfer Partners, LP 4.50% 2024	1,210	1,288
Energy Transfer Partners, LP 4.75% 2026	2,494	2,700
Energy Transfer Partners, LP 5.25% 2029	5,757	6,466
Energy Transfer Partners, LP 5.40% 2047	650	706
Energy Transfer Partners, LP 6.00% 2048	774	902
Energy Transfer Partners, LP 6.25% 2049	9,257	11,156
Enterprise Products Operating LLC 4.90% 2046	500	586
EOG Resources, Inc. 4.15% 2026	2,980	3,275
EQT Corp. 3.00% 2022	475	467
EQT Corp. 3.90% 2027	910	852
Equinor ASA 3.625% 2028	6,865	7,534
Equinor ASA 3.25% 2049	7,006	7,059
Extraction Oil & Gas, Inc. 5.625% 2026[7]	4,125	2,487
Exxon Mobil Corp. 2.222% 2021	8,070	8,122
Exxon Mobil Corp. 2.019% 2024	5,780	5,798
Exxon Mobil Corp. 2.275% 2026	1,500	1,508
Exxon Mobil Corp. 3.043% 2026	1,125	1,180
Exxon Mobil Corp. 2.44% 2029	9,841	9,905
Exxon Mobil Corp. 3.095% 2049	2,000	1,995
Genesis Energy, LP 6.75% 2022	4,977	5,036
Genesis Energy, LP 6.50% 2025	2,725	2,643
Halliburton Co. 3.80% 2025	260	277
Hess Midstream Partners LP 5.125% 2028[7]	1,305	1,323
Jonah Energy LLC 7.25% 2025[7]	1,825	543
Kinder Morgan, Inc. 4.30% 2028	4,359	4,754
Kinder Morgan, Inc. 5.20% 2048	756	877
Marathon Oil Corp. 4.40% 2027	1,005	1,093
McDermott International, Inc. 10.625% 2024[7,15]	3,705	325
MPLX LP 4.125% 2027	500	525
MPLX LP 4.50% 2038	750	763
Murphy Oil Corp. 5.875% 2027	491	516
NGL Energy Partners LP 7.50% 2023	1,440	1,449
NGL Energy Partners LP 6.125% 2025	7,420	7,015
Noble Corp. PLC 7.95% 2025[11]	1,725	893
Noble Corp. PLC 8.95% 2045[11]	3,125	1,359
Noble Energy, Inc. 3.85% 2028	3,000	3,169
Noble Energy, Inc. 3.25% 2029	6,063	6,119
Noble Energy, Inc. 4.95% 2047	375	415
Oasis Petroleum Inc. 6.875% 2022	4,290	4,140
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.85% 2021	$2,751	$2,834
Occidental Petroleum Corp. 2.70% 2022	3,000	3,032
Occidental Petroleum Corp. 2.90% 2024	1,734	1,763
Occidental Petroleum Corp. 3.20% 2026	788	798
Occidental Petroleum Corp. 5.55% 2026	1,125	1,278
Occidental Petroleum Corp. 3.50% 2029	4,425	4,514
Occidental Petroleum Corp. 4.40% 2049	4,112	4,240
Peabody Energy Corp. 6.00% 2022[7]	2,150	2,102
Petróleos Mexicanos 5.35% 2028	1,870	1,866
Phillips 66 Partners LP 3.55% 2026	160	168
Phillips 66 Partners LP 4.68% 2045	400	434
Phillips 66 Partners LP 4.90% 2046	275	312
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,388
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,060
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,385
Saudi Arabian Oil Co. 3.50% 2029[7]	2,060	2,135
Schlumberger BV 3.75% 2024[7]	495	522
Schlumberger BV 4.00% 2025[7]	70	75
Shell International Finance BV 2.25% 2020	1,965	1,972
Shell International Finance BV 1.875% 2021	1,000	1,001
Shell International Finance BV 3.50% 2023	2,235	2,354
Shell International Finance BV 2.00% 2024	5,930	5,918
Shell International Finance BV 2.50% 2026	1,890	1,916
Shell International Finance BV 3.875% 2028	4,590	5,089
Shell International Finance BV 3.125% 2049	2,000	1,974
Statoil ASA 2.75% 2021	1,925	1,959
Statoil ASA 3.25% 2024	2,850	3,003
Statoil ASA 4.25% 2041	2,000	2,315
Targa Resources Partners LP 5.875% 2026	1,750	1,863
Targa Resources Partners LP 5.50% 2030[7]	3,485	3,585
Teekay Corp. 9.25% 2022[7]	4,825	5,092
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,521
Total Capital International 2.434% 2025	5,010	5,072
Total Capital International 3.455% 2029	13,010	14,098
Total Capital International 3.461% 2049	835	878
Total Capital SA 3.883% 2028	4,000	4,478
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,210
TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,426
TransCanada PipeLines Ltd. 4.875% 2048	700	826
Transocean Inc. 9.00% 2023[7]	2,454	2,597
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[14]	4,408	727
Valaris PLC 7.75% 2026	2,575	1,461
Valaris PLC 5.75% 2044	7,095	3,217
Valero Energy Corp. 4.00% 2029	4,000	4,317
Vine Oil & Gas LP 8.75% 2023[7]	2,500	1,233
Weatherford International PLC 11.00% 2024[7]	11,915	12,913
Williams Partners LP 4.30% 2024	85	91
		366,697
Utilities 1.17%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,568
AEP Transmission Co. LLC 4.25% 2048	1,524	1,748
AES Corp. 5.50% 2025	2,448	2,534
Ameren Corp. 2.50% 2024	1,969	1,986
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 4.50% 2049	$425	$524
Ameren Corp. 3.25% 2050	750	759
American Electric Power Co., Inc. 2.95% 2022	3,020	3,078
American Electric Power Co., Inc. 3.20% 2027	1,275	1,315
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,245
Calpine Corp. 5.25% 2026[7]	960	1,002
Centerpoint Energy, Inc. 2.50% 2022	900	907
CenterPoint Energy, Inc. 3.85% 2024	6,077	6,410
CenterPoint Energy, Inc. 2.95% 2030	3,400	3,354
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,735
CMS Energy Corp. 3.00% 2026	3,000	3,082
CMS Energy Corp. 4.875% 2044	2,000	2,385
Comision Federal de Electricidad 4.75% 2027[7]	645	682
Commonwealth Edison Co. 4.35% 2045	1,585	1,857
Commonwealth Edison Co. 4.00% 2048	2,600	2,923
Connecticut Light and Power Co. 3.20% 2027	1,525	1,611
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	7,078
Consumers Energy Co. 3.375% 2023	395	413
Consumers Energy Co. 3.125% 2024	3,785	3,937
Consumers Energy Co. 3.25% 2046	465	467
Consumers Energy Co. 4.05% 2048	3,882	4,472
Consumers Energy Co. 3.10% 2050	3,410	3,401
Consumers Energy Co. 3.75% 2050	1,193	1,318
Dominion Resources, Inc. 2.00% 2021	665	665
Dominion Resources, Inc. 2.75% 2022	800	811
Dominion Resources, Inc. 2.85% 2026	1,500	1,515
Dominion Resources, Inc., junior subordinated, 2.579% 2020[11]	713	715
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,829
DTE Electric Co. 3.75% 2047	2,000	2,185
DTE Energy Co. 3.95% 2049	2,865	3,273
Duke Energy Carolinas, Inc. 3.95% 2028	1,250	1,393
Duke Energy Carolinas, LLC 2.95% 2026	4,000	4,131
Duke Energy Corp. 3.75% 2024	150	159
Duke Energy Corp. 2.65% 2026	3,150	3,165
Duke Energy Florida, LLC 3.20% 2027	2,420	2,530
Duke Energy Florida, LLC 2.50% 2029	5,960	5,959
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,224
Duke Energy Progress Inc. 4.15% 2044	2,020	2,280
Duke Energy Progress Inc. 3.70% 2046	3,975	4,249
Duke Energy Progress, LLC 3.375% 2023	2,040	2,132
Duke Energy Progress, LLC 3.60% 2047	3,167	3,316
Edison International 3.125% 2022	1,575	1,600
Edison International 3.55% 2024	3,850	3,945
Edison International 5.75% 2027	1,452	1,631
Edison International 4.125% 2028	3,230	3,313
EDP Finance BV 4.125% 2020[7]	3,402	3,402
EDP Finance BV 3.625% 2024[7]	6,425	6,689
Electricité de France SA 2.35% 2020[7]	650	651
Electricité de France SA 4.75% 2035[7]	1,250	1,430
Electricité de France SA 4.875% 2038[7]	2,750	3,231
Electricité de France SA 5.60% 2040	525	662
Emera US Finance LP 3.55% 2026	4,183	4,345
Enel Finance International SA 4.25% 2023[7]	4,339	4,594
Enel Finance International SA 3.50% 2028[7]	3,085	3,157
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enersis Américas SA 4.00% 2026	$245	$254
Entergy Corp. 2.95% 2026	1,160	1,178
Entergy Louisiana, LLC 4.20% 2048	4,200	4,853
Eversource Energy 3.80% 2023	2,730	2,875
Eversource Energy 3.30% 2028	573	590
Eversource Energy 4.25% 2029	4,000	4,450
Exelon Corp. 3.40% 2026	100	104
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,104
FirstEnergy Corp. 3.90% 2027	5,105	5,459
FirstEnergy Corp. 4.85% 2047	4,500	5,345
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,109
Florida Power & Light Co. 3.70% 2047[7]	1,036	1,129
Florida Power & Light Co. 3.15% 2049	3,475	3,512
Gulf Power Co. 3.30% 2027	4,500	4,688
Jersey Central Power & Light Co. 4.30% 2026[7]	1,790	1,949
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,085
MidAmerican Energy Holdings Co. 3.65% 2029	5,220	5,705
MidAmerican Energy Holdings Co. 3.15% 2050	2,000	1,974
Mississippi Power Co. 3.95% 2028	2,814	3,065
National Grid PLC 3.15% 2027[7]	275	285
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,146
NiSource Finance Corp. 2.65% 2022	325	329
Northern States Power Co. 4.125% 2044	6,000	6,889
Northern States Power Co. 2.90% 2050	3,700	3,535
Oncor Electric Delivery Co. LLC 2.75% 2024	1,525	1,544
Pacific Gas and Electric Co. 4.25% 2023[7,15]	7,445	7,653
Pacific Gas and Electric Co. 2.95% 2026[15]	250	251
Pacific Gas and Electric Co. 4.65% 2028[7,15]	750	776
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,011
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,279
Public Service Co. of Colorado 2.25% 2022	2,000	2,016
Public Service Electric and Gas Co. 3.20% 2029	4,223	4,453
Public Service Electric and Gas Co. 3.60% 2047	548	593
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,930
Public Service Enterprise Group Inc. 2.25% 2026	345	342
Public Service Enterprise Group Inc. 3.00% 2027	2,935	3,036
Public Service Enterprise Group Inc. 3.20% 2049	2,000	2,020
Puget Energy, Inc. 6.00% 2021	1,823	1,936
Puget Energy, Inc. 5.625% 2022	1,965	2,108
Puget Sound Energy, Inc. 3.25% 2049	3,000	2,987
San Diego Gas & Electric Co. 3.75% 2047	2,331	2,422
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,778
SCANA Corp. 6.25% 2020	3,785	3,814
Southern California Edison Co. 3.40% 2023	150	156
Southern California Edison Co. 3.50% 2023	700	730
Southern California Edison Co. 3.65% 2028	423	453
Southern California Edison Co. 2.85% 2029	1,000	1,000
Southern California Edison Co. 6.00% 2034	5,000	6,155
Southern California Edison Co. 5.35% 2035	3,000	3,515
Southern California Edison Co. 5.75% 2035	675	823
Southern California Edison Co. 4.125% 2048	5,108	5,449
Southern California Edison Co. 4.875% 2049	3,745	4,436
Southern California Edison Co., Series C, 3.60% 2045	5,714	5,648
Southern California Gas Co. 3.95% 2050	2,000	2,238
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[7]	$885	$844
Talen Energy Corp. 7.25% 2027[7]	2,330	2,456
Virginia Electric and Power Co. 3.80% 2028	2,000	2,175
Virginia Electric and Power Co. 4.00% 2043	1,000	1,105
Virginia Electric and Power Co. 4.00% 2046	1,737	1,914
Virginia Electric and Power Co. 4.60% 2048	2,650	3,243
Virginia Electric and Power Co. 3.30% 2049	5,575	5,636
Xcel Energy Inc. 3.35% 2026	3,110	3,264
Xcel Energy Inc. 2.60% 2029	3,600	3,566
Xcel Energy Inc. 3.50% 2049	2,120	2,158
		320,497
Communication services 1.07%
Alphabet Inc. 1.998% 2026	3,000	2,984
Altice NV 7.50% 2026[7]	2,650	2,854
Altice SA 7.625% 2025[7]	4,200	4,378
AMC Networks Inc. 5.00% 2024	425	435
AMC Networks Inc. 4.75% 2025	2,175	2,188
AT&T Inc. (3-month USD-LIBOR + 0.65%) 2.651% 2020[13]	5,680	5,681
AT&T Inc. 3.80% 2027	305	325
AT&T Inc. 4.35% 2029	3,125	3,475
Cablevision Systems Corp. 6.75% 2021	9,575	10,327
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	2,650	2,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	538
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	551
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	5,050	5,337
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	2,303	2,612
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,555
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,035	7,537
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,250	6,124
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	7,067	7,681
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	6,000	6,316
CenturyLink, Inc. 6.75% 2023	8,475	9,478
CenturyLink, Inc. 7.50% 2024	1,500	1,694
CenturyLink, Inc. 5.125% 2026[7]	2,050	2,091
CenturyLink, Inc., Series T, 5.80% 2022	2,625	2,764
Comcast Corp. 3.00% 2024	500	518
Comcast Corp. 3.70% 2024	2,245	2,393
Comcast Corp. 3.95% 2025	5,365	5,855
Comcast Corp. 2.35% 2027	4,000	3,996
Comcast Corp. 4.15% 2028	2,858	3,217
Comcast Corp. 2.65% 2030	6,530	6,556
Comcast Corp. 3.20% 2036	750	767
Comcast Corp. 3.90% 2038	1,000	1,107
Comcast Corp. 4.60% 2038	4,000	4,766
Comcast Corp. 4.00% 2048	250	278
Comcast Corp. 4.70% 2048	1,049	1,293
Deutsche Telekom International Finance BV 1.95% 2021[7]	500	500
Deutsche Telekom International Finance BV 2.82% 2022[7]	784	796
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,674
Embarq Corp. 7.995% 2036	3,075	3,257
Fox Corp. 4.03% 2024[7]	1,120	1,194
France Télécom 4.125% 2021	2,500	2,591
Frontier Communications Corp. 11.00% 2025	31,655	15,432
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 8.00% 2027[7]	$2,150	$2,251
Gogo Inc. 9.875% 2024[7]	39,520	41,825
iHeartCommunications, Inc. 5.25% 2027[7]	2,493	2,613
Inmarsat PLC 4.875% 2022[7]	3,475	3,525
Intelsat Jackson Holding Co. 8.00% 2024[7]	3,075	3,162
Intelsat Jackson Holding Co. 8.50% 2024[7]	10,475	9,563
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[12]	1,400	1,421
Liberty Global PLC 5.50% 2028[7]	2,075	2,107
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[12,13,14]	6,128	3,909
MDC Partners Inc. 6.50% 2024[7]	2,950	2,677
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	4,630	4,782
Orange SA 5.50% 2044	1,500	1,989
Sirius XM Radio Inc. 3.875% 2022[7]	3,450	3,532
Sirius XM Radio Inc. 4.625% 2024[7]	3,345	3,519
Sprint Corp. 7.625% 2026	2,825	3,121
Sprint Corp. 6.875% 2028	9,125	9,849
Trilogy International Partners, LLC 8.875% 2022[7]	12,800	12,068
Univision Communications Inc. 5.125% 2023[7]	7,250	7,250
Verizon Communications Inc. 4.50% 2033	2,000	2,336
Vodafone Group PLC 3.75% 2024	3,788	4,006
Vodafone Group PLC 4.125% 2025	2,500	2,715
Vodafone Group PLC 4.375% 2028	350	388
Vodafone Group PLC 5.25% 2048	500	602
Vodafone Group PLC 4.25% 2050	7,000	7,314
Ziggo Bond Finance BV 5.50% 2027[7]	5,825	6,200
		293,549
Industrials 0.82%
ADT Corp. 3.50% 2022	5,625	5,741
Allison Transmission Holdings, Inc. 5.00% 2024[7]	3,205	3,289
Ashtead Group PLC 4.00% 2028[7]	1,169	1,184
Ashtead Group PLC 4.25% 2029[7]	433	443
Associated Materials, LLC 9.00% 2024[7]	10,036	8,832
Avis Budget Group, Inc. 5.50% 2023	1,815	1,852
Avis Budget Group, Inc. 5.25% 2025[7]	1,275	1,315
Avolon Holdings Funding Ltd. 3.625% 2022[7]	1,254	1,286
Avolon Holdings Funding Ltd. 3.95% 2024[7]	1,587	1,656
Avolon Holdings Funding Ltd 4.375% 2026[7]	1,975	2,089
Boeing Co. 2.70% 2022	4,400	4,468
Boeing Co. 2.80% 2024	875	895
Boeing Co. 3.10% 2026	1,508	1,556
Boeing Co. 3.20% 2029	215	224
Boeing Co. 2.95% 2030	3,033	3,104
Boeing Co. 3.60% 2034	7,500	8,034
Boeing Co. 3.90% 2049	250	271
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	5,787
CSX Corp. 3.80% 2028	6,060	6,611
CSX Corp. 4.25% 2029	5,062	5,699
CSX Corp. 4.30% 2048	1,125	1,277
CSX Corp. 4.75% 2048	1,875	2,271
CSX Corp. 3.35% 2049	1,125	1,111
CSX Corp. 4.50% 2049	4,795	5,611
Dun & Bradstreet Corp. 6.875% 2026[7]	1,780	1,968
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[12,13]	2,155	2,174
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Euramax International, Inc. 12.00% 2020[7]	$4,550	$4,518
FXI Holdings, Inc. 12.25% 2026[7]	3,470	3,620
General Dynamics Corp. 3.00% 2021	4,000	4,067
General Dynamics Corp. 3.375% 2023	2,550	2,664
General Dynamics Corp. 3.50% 2025	4,804	5,147
General Dynamics Corp. 3.75% 2028	720	792
General Electric Co. 2.70% 2022	6,535	6,624
Hardwoods Acquisition Inc. 7.50% 2021[7]	2,328	1,187
Hertz Global Holdings Inc. 7.625% 2022[7]	2,991	3,118
Honeywell International Inc. 2.15% 2022	4,400	4,443
Honeywell International Inc. 2.30% 2024	6,925	7,020
Honeywell International Inc. 2.70% 2029	4,330	4,433
Icahn Enterprises Finance Corp. 4.75% 2024[7]	2,130	2,191
Lockheed Martin Corp. 2.50% 2020	6,900	6,937
Lockheed Martin Corp. 3.10% 2023	545	562
Lockheed Martin Corp. 3.55% 2026	3,490	3,744
LSC Communications, Inc. 8.75% 2023[7]	4,005	2,174
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,246
Norfolk Southern Corp. 3.00% 2022	2,056	2,099
Norfolk Southern Corp. 2.55% 2029	5,530	5,519
Norfolk Southern Corp. 3.40% 2049	1,312	1,305
Northrop Grumman Corp. 2.55% 2022	5,400	5,481
Northrop Grumman Corp. 2.93% 2025	4,732	4,878
Northrop Grumman Corp. 3.25% 2028	5,920	6,176
Pisces Parent LLC 8.00% 2026[7]	4,965	5,189
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,394
Rockwell Collins, Inc. 2.80% 2022	3,745	3,811
Roper Technologies, Inc. 2.80% 2021	1,815	1,842
Roper Technologies, Inc. 3.80% 2026	410	441
Siemens AG 2.70% 2022[7]	2,685	2,732
Union Pacific Corp. 3.15% 2024	1,287	1,340
Union Pacific Corp. 3.75% 2025	4,643	4,977
Union Pacific Corp. 3.95% 2028	1,875	2,071
Union Pacific Corp. 3.70% 2029	8,500	9,287
Union Pacific Corp. 4.30% 2049	3,690	4,256
Union Pacific Corp. 3.95% 2059	1,365	1,434
United Technologies Corp. 3.65% 2023	1,544	1,628
United Technologies Corp. 3.95% 2025	5,155	5,623
United Technologies Corp. 4.125% 2028	1,960	2,208
Vinci SA 3.75% 2029[7]	2,237	2,440
Wesco Aircraft Holdings, Inc. 9.00% 2026[7]	3,250	3,410
		225,776
Consumer discretionary 0.72%
Amazon.com, Inc. 2.40% 2023	1,500	1,527
Amazon.com, Inc. 2.80% 2024	1,500	1,553
American Honda Finance Corp. 3.50% 2028	1,125	1,212
Bayerische Motoren Werke AG 2.25% 2023[7]	300	301
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,940
Bayerische Motoren Werke AG 3.15% 2024[7]	8,510	8,802
Boyd Gaming Corp. 4.75% 2027[7]	2,545	2,648
DaimlerChrysler North America Holding Corp. 2.25% 2020[7]	2,765	2,766
DaimlerChrysler North America Holding Corp. 3.35% 2023[7]	300	308
Ford Motor Credit Co. 2.343% 2020	4,635	4,627
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.157% 2020	$500	$502
Ford Motor Credit Co. 3.20% 2021	2,250	2,263
General Motors Co. 4.35% 2025	1,920	2,057
General Motors Co. 6.25% 2043	359	403
General Motors Co. 5.40% 2048	500	517
General Motors Financial Co. 3.70% 2020	6,355	6,431
General Motors Financial Co. 3.45% 2022	3,625	3,707
General Motors Financial Co. 3.45% 2022	2,000	2,045
General Motors Financial Co. 3.55% 2022	5,285	5,441
General Motors Financial Co. 3.50% 2024	5,008	5,160
General Motors Financial Co. 4.30% 2025	1,025	1,096
General Motors Financial Co. 4.35% 2027	500	525
Hanesbrands Inc. 4.625% 2024[7]	860	909
Hanesbrands Inc. 4.875% 2026[7]	2,700	2,864
Home Depot, Inc. 3.90% 2028	825	926
Home Depot, Inc. 2.95% 2029	9,360	9,737
Home Depot, Inc. 4.25% 2046	3,500	4,141
Home Depot, Inc. 4.50% 2048	428	528
Hyundai Capital America 3.25% 2022[7]	480	489
Lowe’s Cos., Inc. 3.65% 2029	3,574	3,820
Lowe’s Cos., Inc. 4.55% 2049	385	454
Mattel, Inc. 6.75% 2025[7]	3,225	3,473
Melco International Development Ltd. 5.375% 2029[7]	435	447
MGM Resorts International 7.75% 2022	1,700	1,898
PetSmart, Inc. 5.875% 2025[7]	29,965	30,602
PetSmart, Inc. 8.875% 2025[7]	14,515	14,370
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[12,13]	5,932	5,806
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	347
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,400	5,666
Scientific Games Corp. 8.25% 2026[7]	3,885	4,290
Scientific Games Corp. 7.00% 2028[7]	565	606
Scientific Games Corp. 7.25% 2029[7]	740	806
Staples, Inc. 7.50% 2026[7]	14,450	15,019
Toyota Motor Credit Corp. 2.15% 2020	817	817
Toyota Motor Credit Corp. 1.90% 2021	2,945	2,949
Toyota Motor Credit Corp. 2.15% 2022	545	549
Toyota Motor Credit Corp. 2.60% 2022	924	938
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,562
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	4,988	5,159
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	5,320	5,669
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,256
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	4,757	4,880
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	4,918	5,163
		195,971
Consumer staples 0.64%
Albertsons Cos. LLC 4.625% 2027[7]	4,350	4,353
Altria Group, Inc. 3.80% 2024	2,630	2,768
Altria Group, Inc. 4.40% 2026	445	483
Altria Group, Inc. 4.80% 2029	2,508	2,794
Altria Group, Inc. 5.80% 2039	5,960	7,009
Altria Group, Inc. 4.50% 2043	3,000	3,065
Altria Group, Inc. 5.95% 2049	3,824	4,630
Anheuser-Busch InBev NV 4.15% 2025	8,000	8,709
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.00% 2028	$4,345	$4,780
Anheuser-Busch InBev NV 4.75% 2029	886	1,026
Anheuser-Busch InBev NV 5.45% 2039	7,900	9,935
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,243
B&G Foods, Inc. 5.25% 2025	1,660	1,710
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,495
British American Tobacco PLC 2.789% 2024	4,000	4,034
British American Tobacco PLC 3.222% 2024	2,826	2,890
British American Tobacco PLC 3.215% 2026	5,143	5,184
British American Tobacco PLC 3.557% 2027	1,000	1,021
British American Tobacco PLC 3.462% 2029	2,000	2,024
British American Tobacco PLC 4.39% 2037	5,500	5,568
British American Tobacco PLC 4.54% 2047	4,820	4,842
Conagra Brands, Inc. 3.80% 2021	5,000	5,160
Conagra Brands, Inc. 4.30% 2024	4,685	5,045
Conagra Brands, Inc. 5.40% 2048	1,015	1,238
Constellation Brands, Inc. 2.65% 2022	7,846	7,957
Constellation Brands, Inc. 2.70% 2022	195	197
Constellation Brands, Inc. 3.20% 2023	1,340	1,377
Constellation Brands, Inc. 3.60% 2028	938	992
Constellation Brands, Inc. 4.50% 2047	220	240
Costco Wholesale Corp. 2.30% 2022	954	966
Costco Wholesale Corp. 2.75% 2024	10,000	10,352
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,095
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,109
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,247
Keurig Dr Pepper Inc. 4.985% 2038	4,001	4,728
Keurig Dr Pepper Inc. 5.085% 2048	75	90
Molson Coors Brewing Co. 2.25% 2020	1,140	1,140
Molson Coors Brewing Co. 4.20% 2046	2,695	2,687
Nestlé Holdings, Inc. 3.35% 2023[7]	750	785
Philip Morris International Inc. 2.00% 2020	1,000	1,000
Philip Morris International Inc. 1.875% 2021	1,500	1,500
Philip Morris International Inc. 2.375% 2022	1,960	1,981
Philip Morris International Inc. 2.625% 2022	1,670	1,691
Philip Morris International Inc. 2.875% 2024	788	811
Philip Morris International Inc. 3.25% 2024	2,000	2,100
Philip Morris International Inc. 3.375% 2029	3,268	3,430
Procter & Gamble Co. 1.70% 2021	400	401
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,133
Reynolds American Inc. 4.45% 2025	2,850	3,068
Reynolds American Inc. 5.85% 2045	2,030	2,327
Wal-Mart Stores, Inc. 3.125% 2021	2,317	2,367
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,018
Wal-Mart Stores, Inc. 2.55% 2023	5,660	5,783
Wal-Mart Stores, Inc. 3.40% 2023	5,665	5,956
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,872
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,172
Wal-Mart Stores, Inc. 3.70% 2028	687	758
WM. Wrigley Jr. Co. 3.375% 2020[7]	250	252
		175,588
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.59%	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 2029[7]	$1,381	$1,355
AK Steel Holding Corp. 7.625% 2021	2,175	2,198
Braskem SA 4.50% 2030[7]	1,255	1,251
Chemours Co. 6.625% 2023	7,360	7,404
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	613
Cleveland-Cliffs Inc. 4.875% 2024[7]	3,025	3,098
Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,356
Cleveland-Cliffs Inc. 5.875% 2027[7]	12,075	11,614
Consolidated Energy Finance SA 6.50% 2026[7]	2,685	2,525
CVR Partners, LP 9.25% 2023[7]	1,750	1,832
Dow Chemical Co. 3.15% 2024	1,565	1,623
Dow Chemical Co. 4.55% 2025	1,405	1,552
Dow Chemical Co. 3.625% 2026	1,884	1,982
Dow Chemical Co. 4.80% 2049	627	726
First Quantum Minerals Ltd. 7.25% 2022[7]	7,175	7,221
First Quantum Minerals Ltd. 7.25% 2023[7]	1,200	1,245
First Quantum Minerals Ltd. 6.50% 2024[7]	4,704	4,726
First Quantum Minerals Ltd. 7.50% 2025[7]	30,400	31,147
First Quantum Minerals Ltd. 6.875% 2026[7]	3,625	3,677
Freeport-McMoRan Inc. 3.55% 2022	12,118	12,291
FXI Holdings, Inc. 7.875% 2024[7]	1,215	1,169
Glencore Funding LLC 4.125% 2024[7]	945	990
H.I.G. Capital, LLC 6.75% 2024[7]	1,291	1,204
Hexion Inc. 7.875% 2027[7]	765	797
Holcim Ltd. 5.15% 2023[7]	2,395	2,573
International Paper Co. 7.30% 2039	2,005	2,776
LSB Industries, Inc. 9.625% 2023[7]	4,890	5,036
Mosaic Co. 3.25% 2022	1,788	1,835
Mosaic Co. 4.05% 2027	1,587	1,647
Nova Chemicals Corp. 5.25% 2027[7]	2,900	2,985
Praxair, Inc. 3.00% 2021	340	347
Rayonier Advanced Materials Inc. 5.50% 2024[7]	5,124	3,871
Ryerson Inc. 11.00% 2022[7]	6,615	6,995
Sherwin-Williams Co. 2.75% 2022	264	269
Sherwin-Williams Co. 3.125% 2024	275	284
Sherwin-Williams Co. 2.95% 2029	4,000	4,054
Sherwin-Williams Co. 3.80% 2049	5,208	5,315
TPC Group Inc. 10.50% 2024[7]	418	422
Tronox Ltd. 6.50% 2026[7]	2,880	2,974
Venator Materials Corp. 5.75% 2025[7]	5,900	5,457
Warrior Met Coal, Inc. 8.00% 2024[7]	3,024	3,071
Westlake Chemical Corp. 4.375% 2047	500	505
		162,012
Information technology 0.47%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[12,13]	5,150	5,047
Apple Inc. 3.35% 2027	40	43
Apple Inc. 3.00% 2024	625	649
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[12,13]	600	616
Broadcom Inc. 3.125% 2022[7]	1,575	1,604
Broadcom Inc. 3.625% 2024[7]	1,575	1,638
Broadcom Inc. 4.25% 2026[7]	12,370	13,153
Broadcom Inc. 4.75% 2029[7]	11,150	12,203
Broadcom Ltd. 3.625% 2024	937	971
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.875% 2027	$3,060	$3,178
Broadcom Ltd. 3.50% 2028	3,527	3,551
CommScope Finance LLC 6.00% 2026[7]	2,425	2,584
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[12,13]	1,405	1,368
Diebold, Inc. 8.50% 2024	3,100	3,001
Fidelity National Information Services, Inc. 3.75% 2029	990	1,083
Fiserv, Inc. 2.75% 2024	1,600	1,629
Fiserv, Inc. 3.20% 2026	7,455	7,722
Fiserv, Inc. 3.50% 2029	10,430	10,969
Fiserv, Inc. 4.40% 2049	1,800	2,046
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	875	948
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[12,13]	4,375	4,495
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[12,13]	2,917	2,934
Microsoft Corp. 1.55% 2021	545	544
Microsoft Corp. 2.40% 2022	9,190	9,319
Microsoft Corp. 3.30% 2027	4,000	4,276
Microsoft Corp. 4.20% 2035	6,000	7,132
Microsoft Corp. 4.10% 2037	1,000	1,181
Microsoft Corp. 4.25% 2047	250	306
PayPal Holdings, Inc. 2.65% 2026	2,364	2,398
PayPal Holdings, Inc. 2.85% 2029	2,770	2,790
Unisys Corp. 10.75% 2022[7]	3,125	3,368
Veritas Holdings Ltd. 7.50% 2023[7]	3,350	3,351
Veritas Holdings Ltd. 10.50% 2024[7]	1,285	1,192
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2023[12,13]	1,244	1,202
Visa Inc. 2.15% 2022	2,725	2,756
Visa Inc. 2.80% 2022	2,000	2,058
Visa Inc. 3.15% 2025	5,500	5,813
Xerox Corp. 4.125% 2023	906	941
		130,059
Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	337
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,310
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,910	2,875
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,479
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	500
American Campus Communities, Inc. 3.35% 2020	500	504
American Campus Communities, Inc. 3.75% 2023	3,055	3,184
American Campus Communities, Inc. 4.125% 2024	2,075	2,213
American Campus Communities, Inc. 3.30% 2026	1,698	1,760
American Campus Communities, Inc. 3.625% 2027	6,050	6,380
American Tower Corp. 3.55% 2027	1,425	1,494
American Tower Corp. 3.60% 2028	1,000	1,050
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,110
Brookfield Property REIT Inc. 5.75% 2026[7]	5,750	6,077
Corporate Office Properties LP 3.60% 2023	390	401
Corporate Office Properties LP 5.25% 2024	3,595	3,869
EPR Properties 4.75% 2026	1,000	1,093
Equinix, Inc. 2.90% 2026	6,087	6,109
Equinix, Inc. 3.20% 2029	6,170	6,204
Essex Portfolio LP 3.875% 2024	1,000	1,057
Essex Portfolio LP 3.50% 2025	5,865	6,156
Essex Portfolio LP 4.00% 2029	1,800	1,955
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$1,293
Hospitality Properties Trust 4.50% 2023	1,945	2,022
Hospitality Properties Trust 4.50% 2025	150	154
Hospitality Properties Trust 4.95% 2027	500	518
Hospitality Properties Trust 3.95% 2028	1,950	1,902
Host Hotels & Resorts LP 4.50% 2026	355	384
Public Storage 2.37% 2022	565	571
Realogy Corp. 5.25% 2021[7]	1,750	1,771
Realogy Corp. 4.875% 2023[7]	4,625	4,556
Realogy Corp. 9.375% 2027[7]	2,595	2,714
Scentre Group 3.25% 2025[7]	1,000	1,023
Scentre Group 3.50% 2025[7]	3,075	3,191
Scentre Group 3.75% 2027[7]	2,430	2,542
UDR, Inc. 2.95% 2026	760	774
WEA Finance LLC 3.25% 2020[7]	5,055	5,096
Welltower Inc. 3.95% 2023	1,325	1,398
Westfield Corp. Ltd. 3.15% 2022[7]	4,290	4,385
Westfield Corp. Ltd. 3.50% 2029[7]	2,130	2,207
		94,618
Total corporate bonds & notes		2,840,678
Mortgage-backed obligations 6.93% Federal agency mortgage-backed obligations 6.68%
Fannie Mae 7.00% 2047[16]	12	14
Fannie Mae 7.00% 2047[16]	2	2
Fannie Mae Pool #885290 6.00% 2021[16]	7	8
Fannie Mae Pool #MA1104 2.50% 2022[16]	92	93
Fannie Mae Pool #MA1278 2.50% 2022[16]	74	75
Fannie Mae Pool #MA1370 2.50% 2023[16]	1,282	1,293
Fannie Mae Pool #MA1460 2.50% 2023[16]	1,278	1,289
Fannie Mae Pool #AE0375 4.00% 2025[16]	768	802
Fannie Mae Pool #AD7072 4.00% 2025[16]	8	8
Fannie Mae Pool #AE3069 4.00% 2025[16]	4	4
Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
Fannie Mae Pool #AD8204 4.00% 2025[16]	2	2
Fannie Mae Pool #AL5448 4.00% 2026[16]	781	815
Fannie Mae Pool #890297 4.00% 2026[16]	778	812
Fannie Mae Pool #AH9695 4.00% 2026[16]	759	791
Fannie Mae Pool #AH6431 4.00% 2026[16]	624	653
Fannie Mae Pool #890329 4.00% 2026[16]	103	108
Fannie Mae Pool #AJ3010 4.00% 2026[16]	56	59
Fannie Mae Pool #AH8174 4.00% 2026[16]	7	7
Fannie Mae Pool #AH5618 4.00% 2026[16]	6	6
Fannie Mae Pool #AL3908 4.00% 2026[16]	5	5
Fannie Mae Pool #AH0829 4.00% 2026[16]	4	5
Fannie Mae Pool #AH8275 4.00% 2026[16]	4	4
Fannie Mae Pool #888204 6.00% 2026[16]	191	211
Fannie Mae Pool #AL7299 4.00% 2027[16]	387	404
Fannie Mae Pool #MA1109 4.00% 2027[16]	7	7
Fannie Mae Pool #MA3653 3.00% 2029[16]	75	76
Fannie Mae Pool #AL8347 4.00% 2029[16]	785	820
Fannie Mae Pool #MA3547 3.00% 2033[16]	20	21
Fannie Mae Pool #254767 5.50% 2033[16]	408	458
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #555956 5.50% 2033[16]	$271	$305
Fannie Mae Pool #MA3764 2.50% 2034[16]	21,549	21,738
Fannie Mae Pool #MA3827 2.50% 2034[16]	9,668	9,753
Fannie Mae Pool #BP0121 2.50% 2034[16]	1,896	1,913
Fannie Mae Pool #BP0082 2.50% 2034[16]	1,461	1,474
Fannie Mae Pool #MA3797 2.50% 2034[16]	770	777
Fannie Mae Pool #MA3674 2.50% 2034[16]	407	410
Fannie Mae Pool #BJ9733 2.50% 2034[16]	179	181
Fannie Mae Pool #MA3709 2.50% 2034[16]	103	104
Fannie Mae Pool #MA3657 3.00% 2034[16]	6,526	6,687
Fannie Mae Pool #BN1085 4.00% 2034[16]	1,560	1,627
Fannie Mae Pool #BN3172 4.00% 2034[16]	686	716
Fannie Mae Pool #MA3896 2.50% 2035[16]	57,829	58,338
Fannie Mae Pool #AS8554 3.00% 2036[16]	17,985	18,458
Fannie Mae Pool #929185 5.50% 2036[16]	662	744
Fannie Mae Pool #893641 6.00% 2036[16]	1,496	1,712
Fannie Mae Pool #893688 6.00% 2036[16]	386	434
Fannie Mae Pool #907239 6.00% 2036[16]	77	87
Fannie Mae Pool #AD0249 5.50% 2037[16]	224	249
Fannie Mae Pool #190379 5.50% 2037[16]	119	133
Fannie Mae Pool #924952 6.00% 2037[16]	1,587	1,818
Fannie Mae Pool #888292 6.00% 2037[16]	1,113	1,277
Fannie Mae Pool #928031 6.00% 2037[16]	166	190
Fannie Mae Pool #888637 6.00% 2037[16]	20	23
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,943	2,224
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,396	1,602
Fannie Mae Pool #995674 6.00% 2038[16]	677	778
Fannie Mae Pool #AE0021 6.00% 2038[16]	601	691
Fannie Mae Pool #AB0538 6.00% 2038[16]	375	430
Fannie Mae Pool #AL7164 6.00% 2038[16]	341	389
Fannie Mae Pool #995391 6.00% 2038[16]	40	46
Fannie Mae Pool #889983 6.00% 2038[16]	37	42
Fannie Mae Pool #995224 6.00% 2038[16]	22	25
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	375	431
Fannie Mae Pool #AL0309 6.00% 2040[16]	122	141
Fannie Mae Pool #AB4536 6.00% 2041[16]	630	720
Fannie Mae Pool #AL7228 6.00% 2041[16]	482	552
Fannie Mae Pool #AP2131 3.50% 2042[16]	8,310	8,757
Fannie Mae Pool #AU8813 4.00% 2043[16]	3,378	3,689
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,968	2,146
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,782	1,924
Fannie Mae Pool #AL8773 3.50% 2045[16]	13,150	13,856
Fannie Mae Pool #AL8354 3.50% 2045[16]	3,185	3,369
Fannie Mae Pool #BC4764 3.00% 2046[16]	30,681	31,413
Fannie Mae Pool #AL8522 3.50% 2046[16]	6,228	6,588
Fannie Mae Pool #BD9699 3.50% 2046[16]	2,642	2,770
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,946	2,073
Fannie Mae Pool #BC7611 4.00% 2046[16]	635	675
Fannie Mae Pool #BH4084 3.50% 2047[16]	33,375	34,697
Fannie Mae Pool #CA0770 3.50% 2047[16]	5,387	5,601
Fannie Mae Pool #BE1290 3.50% 2047[16]	4,821	5,054
Fannie Mae Pool #MA3211 4.00% 2047[16]	11,446	12,014
Fannie Mae Pool #BJ3775 3.50% 2048[16]	22,695	23,558
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2622 3.50% 2048[16]	$30	$31
Fannie Mae Pool #BK7655 3.926% 2048[13,16]	1,458	1,513
Fannie Mae Pool #MA3467 4.00% 2048[16]	13,020	13,565
Fannie Mae Pool #FM1437 4.00% 2048[16]	7,598	7,922
Fannie Mae Pool #BJ9256 4.00% 2048[16]	6,085	6,336
Fannie Mae Pool #MA3521 4.00% 2048[16]	2,062	2,146
Fannie Mae Pool #BK4764 4.00% 2048[16]	1,473	1,535
Fannie Mae Pool #BK6971 4.00% 2048[16]	671	699
Fannie Mae Pool #BK0920 4.00% 2048[16]	339	353
Fannie Mae Pool #MA3536 4.00% 2048[16]	235	245
Fannie Mae Pool #MA3443 4.00% 2048[16]	92	96
Fannie Mae Pool #MA3277 4.00% 2048[16]	48	51
Fannie Mae Pool #BK5255 4.00% 2048[16]	38	40
Fannie Mae Pool #MA3496 4.50% 2048[16]	217	229
Fannie Mae Pool #CA4756 3.00% 2049[16]	11,416	11,713
Fannie Mae Pool #MA3691 3.00% 2049[16]	7,051	7,153
Fannie Mae Pool #MA3775 3.50% 2049[16]	27,277	28,051
Fannie Mae Pool #MA3692 3.50% 2049[16]	26,830	27,572
Fannie Mae Pool #CA4813 3.50% 2049[16]	22,281	22,970
Fannie Mae Pool #MA3803 3.50% 2049[16]	13,955	14,359
Fannie Mae Pool #CA4566 3.50% 2049[16]	13,554	13,938
Fannie Mae Pool #BN5402 3.50% 2049[16]	4,704	4,841
Fannie Mae Pool #MA3663 3.50% 2049[16]	496	510
Fannie Mae Pool #MA3597 3.50% 2049[16]	197	203
Fannie Mae Pool #CA3663 3.50% 2049[16]	99	102
Fannie Mae Pool #MA3776 4.00% 2049[16]	18,155	18,949
Fannie Mae Pool #MA3804 4.00% 2049[16]	2,491	2,602
Fannie Mae Pool #BO2188 4.00% 2049[16]	2,404	2,506
Fannie Mae Pool #BN4333 4.00% 2049[16]	372	387
Fannie Mae Pool #CA4574 4.00% 2049[16]	333	347
Fannie Mae Pool #FM1389 4.50% 2049[16]	15,107	15,876
Fannie Mae Pool #BN6006 4.50% 2049[16]	13,285	14,041
Fannie Mae Pool #MA3593 4.50% 2049[16]	5,515	5,802
Fannie Mae Pool #MA3905 3.00% 2050[16]	64,706	65,610
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	143	163
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	35	42
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[13,16]	1,715	1,725
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	3,059	3,078
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	2,969	3,002
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.188% 2023[13,16]	7,136	7,351
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[13,16]	6,383	6,669
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[13,16]	5,266	5,518
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[13,16]	6,215	6,442
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 2024[13,16]	5,420	5,672
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[13,16]	9,665	9,786
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[13,16]	2,891	3,004
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	80	71
Freddie Mac 3.00% 2037[16]	26,744	27,463
Freddie Mac 5.00% 2038[16]	912	1,007
Freddie Mac 6.50% 2038[16]	101	112
Freddie Mac 4.50% 2039[16]	169	183
Freddie Mac 5.00% 2040[16]	1,702	1,879
Freddie Mac 4.00% 2042[16]	3,760	4,037
Freddie Mac 4.00% 2043[16]	1,850	1,999
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2045[16]	$12,096	$13,011
Freddie Mac 3.00% 2046[16]	7,616	7,860
Freddie Mac 4.50% 2046[16]	1,504	1,595
Freddie Mac 4.50% 2046[16]	986	1,051
Freddie Mac 3.50% 2047[16]	37,153	38,700
Freddie Mac 3.50% 2047[16]	21,544	22,410
Freddie Mac 3.50% 2047[16]	4,851	5,046
Freddie Mac 3.50% 2047[16]	3,667	3,845
Freddie Mac 3.50% 2048[16]	1,878	1,936
Freddie Mac 4.00% 2048[16]	34,887	36,349
Freddie Mac 4.00% 2048[16]	17,238	17,969
Freddie Mac Pool #ZS6898 2.50% 2023[16]	1,277	1,287
Freddie Mac Pool #ZK7598 3.00% 2027[16]	15,000	15,393
Freddie Mac Pool #ZK7580 3.00% 2027[16]	6,353	6,541
Freddie Mac Pool #ZS8710 3.00% 2033[16]	3,887	3,988
Freddie Mac Pool #SB0023 3.00% 2033[16]	2,474	2,538
Freddie Mac Pool #SB8015 2.50% 2034[16]	8,292	8,365
Freddie Mac Pool #ZT2094 2.50% 2034[16]	6,820	6,880
Freddie Mac Pool #SB0105 2.50% 2034[16]	1,401	1,413
Freddie Mac Pool #SB8020 2.50% 2034[16]	983	992
Freddie Mac Pool #QN1174 2.50% 2034[16]	926	934
Freddie Mac Pool #SB8013 2.50% 2034[16]	908	916
Freddie Mac Pool #SB8010 2.50% 2034[16]	568	573
Freddie Mac Pool #G18729 3.00% 2034[16]	4,318	4,429
Freddie Mac Pool #G18732 3.00% 2034[16]	4,195	4,303
Freddie Mac Pool #J40154 3.00% 2034[16]	544	558
Freddie Mac Pool #SB8026 2.50% 2035[16]	625	631
Freddie Mac Pool #Q23185 4.00% 2043[16]	2,203	2,403
Freddie Mac Pool #760014 3.486% 2045[13,16]	851	868
Freddie Mac Pool #G60344 4.00% 2045[16]	11,566	12,441
Freddie Mac Pool #760015 3.238% 2047[13,16]	1,593	1,605
Freddie Mac Pool #ZT1545 4.00% 2048[16]	46,609	48,535
Freddie Mac Pool #SI2002 4.00% 2048[16]	11,058	11,598
Freddie Mac Pool #ZA6124 4.50% 2048[16]	12,545	13,211
Freddie Mac Pool #ZT1546 4.50% 2048[16]	3,945	4,151
Freddie Mac Pool #SD7507 3.00% 2049[16]	38,394	39,511
Freddie Mac Pool #SD8010 3.00% 2049[16]	3,243	3,290
Freddie Mac Pool #SD8005 3.50% 2049[16]	51,841	53,266
Freddie Mac Pool #SD8001 3.50% 2049[16]	5,134	5,276
Freddie Mac Pool #RA1824 3.50% 2049[16]	4,000	4,123
Freddie Mac Pool #ZT1776 3.50% 2049[16]	2,735	2,812
Freddie Mac Pool #ZA7047 3.50% 2049[16]	496	511
Freddie Mac Pool #ZT2086 3.50% 2049[16]	466	479
Freddie Mac Pool #ZT1952 4.00% 2049[16]	5,010	5,206
Freddie Mac Pool #ZN4802 4.00% 2049[16]	2,507	2,614
Freddie Mac Pool #ZT1864 4.00% 2049[16]	1,149	1,195
Freddie Mac Pool #ZA6548 4.00% 2049[16]	469	487
Freddie Mac Pool #ZT1595 4.50% 2049[16]	5,777	6,079
Freddie Mac, Series T041, Class 3A, 5.416% 2032[13,16]	261	287
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,064
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,739
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,397
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,230
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[13,16]	9,778	10,497
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	$10,050	$10,321
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,757
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,007
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,106
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[13,16]	3,145	3,352
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,688
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	7,864	8,700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,16]	10,051	10,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	9,692	9,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[13,16]	5,294	5,400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,16]	2,263	2,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,16]	1,679	1,731
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	3,353	3,536
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,344	1,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	17,972	18,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	2,907	2,962
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,994	4,136
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,958	5,027
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	8,022	8,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,554
Government National Mortgage Assn. 4.00% 2048[16]	13,222	13,898
Government National Mortgage Assn. 4.00% 2048[16]	1,515	1,583
Government National Mortgage Assn. 4.50% 2049[16]	6,752	7,055
Government National Mortgage Assn. 3.50% 2050[16,17]	102,786	105,923
Government National Mortgage Assn. 4.00% 2050[16,17]	94,680	97,999
Government National Mortgage Assn. 4.50% 2050[16,17]	3,005	3,143
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[16]	15,142	15,619
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[16]	108,775	112,710
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[16]	26,812	27,782
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	29,605	30,683
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[16]	24,854	25,921
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[16]	4,659	4,832
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[16]	3,249	3,384
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[16]	44,989	47,180
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[16]	22,424	23,565
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	12,546	13,199
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[16]	11,620	12,217
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	9,184	9,596
Uniform Mortgage-Backed Security 2.50% 2035[16,17]	1,003	1,011
Uniform Mortgage-Backed Security 3.00% 2035[16,17]	9,172	9,392
Uniform Mortgage-Backed Security 4.50% 2050[16,17]	187	197
		1,832,121
Collateralized mortgage-backed obligations (privately originated) 0.18%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,13,16]	2,316	2,350
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[7,13,16]	3,810	3,819
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,13,16]	2,543	2,611
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	275	287
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	11,754	12,255
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	4,111	4,266
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,13,16]	1,659	1,694
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,13,16]	1,583	1,617
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,13,16]	6,070	6,091
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,13,16]	$1,493	$1,497
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,13,16]	927	936
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	640	662
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.642% 2051[7,13,16]	1,127	1,130
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[7,13,16]	3,001	3,001
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,13,16]	1,153	1,143
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,13,16]	3,155	3,212
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[7,13,16]	1,866	1,882
		48,453
Commercial mortgage-backed securities 0.05%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,185	1,207
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,045
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,400	1,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	1,000	1,040
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,180	1,204
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,16]	2,650	2,689
		12,640
Other mortgage-backed securities 0.02%
Royal Bank of Canada 1.875% 2020[16]	7,000	6,999
Total mortgage-backed obligations		1,900,213
Asset-backed obligations 0.48%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[16]	143	143
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[7,13,16]	432	432
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,13,16]	2,367	2,395
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[16]	33	33
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[7,16]	115	115
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	3,330	3,346
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[16]	82	82
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	599
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	829
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,16]	296	297
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[7,16]	495	497
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	285	286
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[7,16]	276	276
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[7,16]	922	923
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	110	111
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[7,16]	56	56
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[7,16]	655	656
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[7,16]	2,171	2,178
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[7,16]	3,000	3,011
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,16]	2,900	2,901
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	3,330	3,369
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	13,095	13,682
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	12,000	12,602
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	11,965	12,445
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[7,16]	83	83
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[7,16]	204	204
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,16]	1,494	1,518
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	$3,564	$3,517
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	2,545	2,539
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[16]	97	97
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[16]	780	780
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[7,13,16]	5,108	5,108
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[16]	3,310	3,384
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[16]	5,400	5,507
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,16]	1,026	1,025
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,16]	958	956
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,302
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,16]	1,836	1,830
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[7,16]	1,605	1,603
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[7,16]	148	148
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[7,16]	3,414	3,414
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[7,16]	1,942	1,942
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[7,16]	3,330	3,339
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	870	874
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,399
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	7,079
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[16]	5,375	5,496
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[16]	8,275	8,465
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[16]	6,000	6,010
		130,883
Bonds & notes of governments & government agencies outside the U.S. 0.14%
CPPIB Capital Inc. 2.375% 2021[7]	6,000	6,038
CPPIB Capital Inc. 2.25% 2022[7]	4,286	4,326
CPPIB Capital Inc. 2.75% 2027[7]	6,600	6,891
KfW 2.125% 2022	375	379
Manitoba (Province of) 3.05% 2024	2,600	2,723
Qatar (State of) 3.375% 2024[7]	2,315	2,426
Qatar (State of) 4.00% 2029[7]	745	833
Qatar (State of) 4.817% 2049[7]	750	930
Quebec (Province of) 2.375% 2022	5,057	5,122
Quebec (Province of) 2.75% 2027	9,000	9,418
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,245
		40,331
Municipals 0.05% South Carolina 0.05%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	35	37
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,525
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,390	1,567
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,323
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,470
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	486
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	1,993
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	770
		13,193
Illinois 0.00%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	1,920	2,147
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 184

Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	$125	$132
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	35	37
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	50	52
		89
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	50	50
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	5	5
Total municipals		15,662
Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	12,974
Total bonds, notes & other debt instruments (cost: $8,000,047,000)		8,167,408
Short-term securities 5.80% Money market investments 5.80%	Shares
Capital Group Central Cash Fund 1.73%[18]	15,848,444	1,584,844
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[18,19]	997,009	997
Goldman Sachs Financial Square Government Fund 1.50%[18,19]	960,737	961
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[18,19]	2,634,650	2,635
Total short-term securities (cost: $1,588,867,000)		1,589,437
Total investment securities 100.54% (cost: $20,870,167,000)		27,568,881
Other assets less liabilities (0.54)%		(149,226)
Net assets 100.00%		$27,419,655
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 184

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 12/31/2019[21] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,773	April 2020	$1,154,600	$1,244,082	$(625)
5 Year U.S. Treasury Note Futures	Long	5,836	April 2020	583,600	692,204	(2,360)
10 Year U.S. Treasury Note Futures	Short	214	March 2020	(21,400)	(27,482)	290
10 Year Ultra U.S. Treasury Note Futures	Short	836	March 2020	(83,600)	(117,628)	1,420
30 Year Ultra U.S. Treasury Bond Futures	Long	291	March 2020	29,100	52,862	(1,687)
						$(2,962)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$26,400	$(518)	$—	$(518)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,056)	—	(2,056)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,273)	—	(2,273)
3-month USD-LIBOR	1.5615%	11/27/2024	130,000	1,035	—	1,035
					$—	$(3,812)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $923,930,000, which represented 3.37% of the net assets of the fund. This amount includes $906,137,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	All or a portion of this security was on loan. The total value of all such securities was $5,211,000, which represented .02% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $975,763,000, which represented 3.56% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,999,000, which represented .06% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,104,000, which represented .15% of the net assets of the fund.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[15]	Scheduled interest and/or principal payment was not received.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2019.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$3,683.01%
Advanz Pharma Corp.	8/31/2018–9/4/2018	2,219	511.01
Total private placement securities		$9,168	$4,194.02%
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 184

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 184

Global Balanced Fund
Investment portfolio
December 31, 2019
Common stocks 64.17% Information technology 13.78%	Shares	Value (000)
ASML Holding NV1	34,500	$10,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	9,524
Broadcom Inc.	26,895	8,500
Microsoft Corp.	49,620	7,825
PagSeguro Digital Ltd., Class A2	154,528	5,279
Temenos AG1	18,000	2,846
Visa Inc., Class A	14,600	2,743
Tokyo Electron Ltd.[1]	11,800	2,593
Mastercard Inc., Class A	7,600	2,269
Amphenol Corp., Class A	19,200	2,078
Keyence Corp.[1]	5,800	2,053
Intel Corp.	32,000	1,915
Murata Manufacturing Co., Ltd.[1]	23,200	1,434
Atea ASA[1]	60,500	889
		60,223
Health care 11.01%
Merck & Co., Inc.	116,325	10,580
AstraZeneca PLC[1]	102,050	10,210
Humana Inc.	16,330	5,985
Coloplast A/S, Class B1	23,150	2,878
Mettler-Toledo International Inc.[2]	3,500	2,776
UnitedHealth Group Inc.	8,045	2,365
GlaxoSmithKline PLC[1]	93,300	2,195
Cigna Corp.	10,310	2,108
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	2,011
Carl Zeiss Meditec AG, non-registered shares[1]	14,700	1,875
Pfizer Inc.	47,500	1,861
Koninklijke Philips NV (EUR denominated)[1]	23,500	1,149
Gilead Sciences, Inc.	17,500	1,137
Novartis AG1	10,500	995
		48,125
Financials 9.46%
JPMorgan Chase & Co.	43,800	6,106
Zurich Insurance Group AG1	13,940	5,717
Sberbank of Russia PJSC (ADR)[1]	331,000	5,446
Berkshire Hathaway Inc., Class A2	16	5,434
AIA Group Ltd.[1]	426,000	4,482
B3 SA - Brasil, Bolsa, Balcao	376,000	4,016
BlackRock, Inc.	5,730	2,881
S&P Global Inc.	8,000	2,184
Bank Central Asia Tbk PT1	782,000	1,879
HDFC Bank Ltd. (ADR)	26,780	1,697
FinecoBank SpA[1]	125,000	1,500
		41,342
American Funds Insurance Series — Global Balanced Fund — Page 95 of 184

Common stocks (continued) Consumer staples 8.98%	Shares	Value (000)
Nestlé SA1	64,100	$6,944
British American Tobacco PLC[1]	156,300	6,659
Altria Group, Inc.	122,500	6,114
Philip Morris International Inc.	59,300	5,046
Anheuser-Busch InBev SA/NV1	47,200	3,871
Keurig Dr Pepper Inc.	106,000	3,069
Coca-Cola European Partners PLC	30,000	1,526
Coca-Cola Co.	27,000	1,495
Walgreens Boots Alliance, Inc.	25,000	1,474
Budweiser Brewing Co., APAC Ltd.[1,2]	336,000	1,135
Procter & Gamble Co.	8,000	999
Coca-Cola FEMSA, SAB de CV, units	150,000	911
		39,243
Industrials 7.38%
Boeing Co.	12,700	4,137
Edenred SA1	66,528	3,442
MTU Aero Engines AG1	9,800	2,798
Airbus SE, non-registered shares[1]	16,400	2,406
SMC Corp.[1]	5,000	2,286
Rational AG1	2,800	2,252
CSX Corp.	30,000	2,171
Lockheed Martin Corp.	5,450	2,122
Spirax-Sarco Engineering PLC[1]	17,700	2,096
Watsco, Inc.	9,680	1,744
Bunzl PLC[1]	60,600	1,658
BAE Systems PLC[1]	210,000	1,573
Nidec Corp.[1]	10,900	1,489
United Parcel Service, Inc., Class B	9,300	1,089
International Consolidated Airlines Group, SA (CDI)[1]	120,000	997
		32,260
Consumer discretionary 4.48%
Home Depot, Inc.	21,275	4,646
General Motors Co.	110,500	4,044
Alibaba Group Holding Ltd.[1,2]	109,600	2,915
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,685
Amazon.com, Inc.[2]	1,375	2,541
Ocado Group PLC[1,2]	109,500	1,859
Carnival Corp., units	17,000	864
		19,554
Materials 2.71%
Givaudan SA1	815	2,551
Croda International PLC[1]	32,288	2,193
Akzo Nobel NV1	18,777	1,914
Koninklijke DSM NV1	12,000	1,566
LyondellBasell Industries NV	12,000	1,134
Rio Tinto PLC[1]	18,000	1,070
Vale SA, ordinary nominative	60,000	795
Dow Inc.	10,982	601
		11,824
American Funds Insurance Series — Global Balanced Fund — Page 96 of 184

Common stocks (continued) Real estate 2.39%	Shares	Value (000)
Crown Castle International Corp. REIT	23,940	$3,403
Gaming and Leisure Properties, Inc. REIT	59,720	2,571
American Tower Corp. REIT	9,800	2,252
Equinix, Inc. REIT	3,755	2,192
		10,418
Communication services 1.65%
Alphabet Inc., Class C2	3,579	4,785
Nintendo Co., Ltd.[1]	6,000	2,422
		7,207
Energy 1.64%
Canadian Natural Resources, Ltd. (CAD denominated)	89,000	2,878
TOTAL SA1	30,400	1,680
ConocoPhillips	22,000	1,431
Royal Dutch Shell PLC, Class B1	40,000	1,192
		7,181
Utilities 0.69%
Ørsted AS1	29,100	3,015
Total common stocks (cost: $202,304,000)		280,392
Bonds, notes & other debt instruments 32.18% Bonds & notes of governments & government agencies outside the U.S. 13.76%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	203
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	210
Austrian Government 0% 2024	€200	228
Brazil (Federative Republic of) 0% 2020	BRL900	219
Brazil (Federative Republic of) 0% 2021	3,000	695
Canada 2.25% 2025	C$1,400	1,110
China (People’s Republic of), Series 1906, 3.29% 2029	CNY3,500	508
China (People’s Republic of), Series 1910, 3.86% 2049	2,000	295
China Development Bank Corp., Series 1805, 4.04% 2028	4,000	588
China Development Bank Corp., Series 1905, 3.48% 2029	14,980	2,116
Colombia (Republic of) 4.375% 2021	$200	207
Colombia (Republic of), Series B, 10.00% 2024	COP545,200	197
French Republic O.A.T. 0.75% 2028	€325	388
French Republic O.A.T. 0% 2029	325	360
French Republic O.A.T. 3.25% 2045	160	281
Germany (Federal Republic of) 2.25% 2021	60	71
Germany (Federal Republic of) 0.10% 2026[4]	296	362
Germany (Federal Republic of) 0.50% 2026	200	237
Germany (Federal Republic of) 0.25% 2029	205	240
Germany (Federal Republic of) 0.50% 2030[4]	292	388
Germany (Federal Republic of) 2.50% 2046	315	554
Germany (Federal Republic of) 1.25% 2048	100	141
Greece (Hellenic Republic of) 3.375% 2025	430	549
Greece (Hellenic Republic of) 3.75% 2028	500	664
Greece (Hellenic Republic of) 3.875% 2029	915	1,240
Greece (Hellenic Republic of) 3.90% 2033	180	248
Greece (Hellenic Republic of) 4.00% 2037	170	239
Greece (Hellenic Republic of) 4.20% 2042	170	252
India (Republic of) 7.68% 2023	INR15,900	232
American Funds Insurance Series — Global Balanced Fund — Page 97 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.83% 2023	INR10,400	$158
India (Republic of) 7.72% 2025	4,000	59
India (Republic of) 6.97% 2026	52,300	741
India (Republic of) 7.17% 2028	15,700	225
Indonesia (Republic of) 3.75% 2022	$410	424
Indonesia (Republic of) 3.85% 2027[3]	400	427
Indonesia (Republic of), Series 64, 6.125% 2028	IDR344,000	23
Indonesia (Republic of), Series 78, 8.25% 2029	7,203,000	561
Ireland (Republic of) 3.40% 2024	€50	65
Ireland (Republic of) 0.90% 2028	350	421
Ireland (Republic of) 2.40% 2030	30	41
Israel (State of) 3.15% 2023	$400	417
Israel (State of) 1.50% 2027	€100	122
Israel (State of) 2.00% 2027	ILS2,600	821
Israel (State of) 5.50% 2042	700	348
Israel (State of) 4.125% 2048	$205	238
Italy (Republic of) 1.35% 2022	€180	208
Italy (Republic of) 0.10% 2023[4]	1,586	1,802
Italy (Republic of) 1.75% 2024	50	59
Italy (Republic of) 2.80% 2028	200	254
Italy (Republic of) 3.00% 2029	615	795
Italy (Republic of) 3.85% 2049	180	262
Japan, Series 395, 0.10% 2020	¥204,500	1,886
Japan, Series 394, 0.10% 2020	34,200	315
Japan, Series 134, 0.10% 2022	31,900	296
Japan, Series 17, 0.10% 2023[4]	10,520	98
Japan, Series 19, 0.10% 2024[4]	30,540	286
Japan, Series 18, 0.10% 2024[4]	20,920	196
Japan, Series 340, 0.40% 2025	20,000	190
Japan, Series 21, 0.10% 2026[4]	40,748	383
Japan, Series 346, 0.10% 2027	304,250	2,842
Japan, Series 22, 0.10% 2027[4]	25,541	241
Japan, Series 23, 0.10% 2028[4]	192,277	1,821
Japan, Series 356, 0.10% 2029	420,000	3,911
Japan, Series 24, 0.10% 2029[4]	214,681	2,033
Japan, Series 161, 0.60% 2037	170,000	1,666
Japan, Series 42, 1.70% 2044	94,100	1,140
Kuwait (State of) 2.75% 2022[3]	$200	203
Lithuania (Republic of) 7.375% 2020	100	101
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR4,100	1,014
Malaysia (Federation of), Series 0217, 4.059% 2024	400	101
Malaysia (Federation of), Series 0119, 3.906% 2026	1,380	349
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	780
Morocco (Kingdom of) 4.25% 2022	$200	211
Morocco (Kingdom of) 3.50% 2024	€100	128
Morocco (Kingdom of) 1.50% 2031	100	113
National Highways Authority of India 7.17% 2021	INR30,000	424
Netherlands (Kingdom of the) 5.50% 2028	€100	164
Norway (Kingdom of) 3.75% 2021	NKr7,651	901
Norway (Kingdom of) 2.00% 2023	6,599	767
Nova Scotia (Province of) 3.15% 2051	C$170	148
Panama (Republic of) 3.16% 2030	$265	273
Peru (Republic of) 6.15% 2032	PEN675	231
Peru (Republic of) 5.625% 2050	$20	29
Poland (Republic of), Series 1021, 5.75% 2021	PLN1,710	485
American Funds Insurance Series — Global Balanced Fund — Page 98 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 0922, 5.75% 2022	PLN1,770	$518
Poland (Republic of), Series 1023, 4.00% 2023	400	114
Portuguese Republic 5.125% 2024	$250	281
Portuguese Republic 2.875% 2025	€525	684
Qatar (State of) 4.50% 2028[3]	$500	574
Romania 2.875% 2029	€100	127
Romania 3.50% 2034	65	82
Romania 3.875% 2035	170	222
Romania 3.375% 2038	250	306
Romania 4.125% 2039	125	163
Romania 4.625% 2049	700	972
Romania 4.625% 2049	60	83
Russian Federation 7.00% 2023	RUB8,000	134
Russian Federation 2.875% 2025	€200	256
Russian Federation 2.875% 2025	100	128
Russian Federation 6.90% 2029	RUB16,250	276
Russian Federation 8.50% 2031	5,530	105
Russian Federation 7.70% 2033	1,530	28
Russian Federation 7.25% 2034	8,140	141
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	203
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	212
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR10,150	505
South Africa (Republic of), Series R-2044, 8.75% 2044	6,975	438
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	397
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	236
South Korea (Republic of), Series 2209, 2.00% 2022	560,000	492
South Korea (Republic of), Series 2812, 2.375% 2028	850,610	777
South Korea (Republic of), Series 3809, 2.375% 2038	803,510	771
Spain (Kingdom of) 1.45% 2027	€625	765
Spain (Kingdom of) 1.40% 2028	270	330
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	255
Thailand (Kingdom of) 2.125% 2026	THB16,450	577
Ukraine Government 6.75% 2026	€150	189
United Kingdom 3.75% 2020	£75	101
United Kingdom 1.75% 2022	280	383
United Kingdom 2.75% 2024	50	73
United Kingdom 4.25% 2040	50	102
United Kingdom 3.25% 2044	250	461
United Mexican States 0.70% 2021	¥100,000	924
United Mexican States, Series M, 7.50% 2027	MXN14,620	804
United Mexican States, Series M20, 8.50% 2029	9,000	530
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	27
Uruguay (Oriental Republic of) 8.50% 2028	6,963	160
		60,125
U.S. Treasury bonds & notes 11.68% U.S. Treasury 9.42%
U.S. Treasury 1.375% 2020	$150	150
U.S. Treasury 1.50% 2020	350	350
U.S. Treasury 1.75% 2020	414	415
U.S. Treasury 2.50% 2020	420	422
U.S. Treasury 2.50% 2020	120	121
U.S. Treasury 2.625% 2020	100	101
U.S. Treasury 2.875% 2020	927	937
U.S. Treasury 1.125% 2021	1,025	1,017
American Funds Insurance Series — Global Balanced Fund — Page 99 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$550	$548
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 2.25% 2021	5,000	5,043
U.S. Treasury 2.50% 2021	1,945	1,963
U.S. Treasury 2.875% 2021	2,250	2,303
U.S. Treasury 1.625% 2022[5]	2,850	2,851
U.S. Treasury 1.875% 2022	700	704
U.S. Treasury 1.875% 2022	600	604
U.S. Treasury 2.00% 2022	455	460
U.S. Treasury 2.00% 2022	75	76
U.S. Treasury 1.375% 2023	300	297
U.S. Treasury 1.75% 2023	100	100
U.S. Treasury 2.625% 2023	800	825
U.S. Treasury 2.625% 2023	105	109
U.S. Treasury 2.75% 2023	420	435
U.S. Treasury 2.75% 2023	101	105
U.S. Treasury 2.875% 2023	2,250	2,352
U.S. Treasury 2.125% 2024	2,025	2,065
U.S. Treasury 2.25% 2024	3,055	3,129
U.S. Treasury 2.25% 2024	200	205
U.S. Treasury 2.125% 2025	200	204
U.S. Treasury 3.00% 2025	900	962
U.S. Treasury 1.625% 2026	535	530
U.S. Treasury 1.625% 2026	440	436
U.S. Treasury 2.25% 2027	2,800	2,880
U.S. Treasury 2.25% 2027	1,000	1,029
U.S. Treasury 2.25% 2027	700	720
U.S. Treasury 2.375% 2027	1,500	1,556
U.S. Treasury 2.875% 2028[5]	1,695	1,824
U.S. Treasury 2.875% 2028	700	754
U.S. Treasury 3.125% 2028	900	990
U.S. Treasury 1.625% 2029	200	195
U.S. Treasury 2.625% 2029	282	299
U.S. Treasury 2.50% 2045[5]	315	322
U.S. Treasury 2.875% 2046	400	439
U.S. Treasury 3.00% 2048	185	209
		41,145
U.S. Treasury inflation-protected securities 2.26%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	223	223
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	391	393
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	373	379
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	226	231
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	905	915
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	4,306	4,575
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	525	620
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	2,301	2,561
		9,897
Total U.S. Treasury bonds & notes		51,042
American Funds Insurance Series — Global Balanced Fund — Page 100 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 4.82% Financials 1.07%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$10	$10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	24
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	130
Banco del Estado de Chile 2.668% 2021[3]	$500	502
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	100	104
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	248
Barclays Bank PLC 10.00% 2021	£100	148
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	119
Goldman Sachs Group, Inc. 5.75% 2022	$70	75
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	132
Goldman Sachs Group, Inc. 3.50% 2025	210	220
Goldman Sachs Group, Inc. 4.75% 2045	70	85
Groupe BPCE SA 5.70% 2023[3]	200	221
Groupe BPCE SA 1.00% 2025	€200	231
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	216
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	153
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[6]	135	153
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[7]	300	300
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR on 7/16/2022)[6]	271	274
Morgan Stanley 3.125% 2026	110	114
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[6]	73	83
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	102
Rabobank Nederland 3.875% 2023	€100	126
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	254
U.S. Bancorp 2.85% 2023	300	307
UniCredit SpA 5.75% 2025[6]	€100	117
VEB Finance Ltd. 6.902% 2020[3]	$100	102
		4,667
Utilities 0.92%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	206
American Electric Power Co., Inc. 2.15% 2020	215	215
CMS Energy Corp. 3.00% 2026	150	154
Duke Energy Carolinas, Inc. 3.05% 2023	280	289
Duke Energy Carolinas, Inc. 3.70% 2047	50	54
Duke Energy Corp. 3.75% 2024	110	117
Duke Energy Corp. 2.65% 2026	225	226
Duke Energy Florida, LLC 2.50% 2029	280	280
Duke Energy Progress, LLC 3.70% 2028	75	82
Enel Finance International SA 2.75% 2023[3]	200	201
Enel Finance International SA 3.625% 2027[3]	200	207
Enel Finance International SA 3.50% 2028[3]	400	409
Enersis Américas SA 4.00% 2026	110	114
Exelon Corp. 3.40% 2026	150	157
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.90% 2027	250	267
FirstEnergy Corp. 3.50% 2028[3]	65	68
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	89
NiSource Finance Corp. 2.65% 2022	50	51
Pacific Gas and Electric Co. 2.95% 2026[8]	25	25
American Funds Insurance Series — Global Balanced Fund — Page 101 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 2028[3,8]	$114	$118
Pacific Gas and Electric Co. 6.35% 2038[8]	62	66
State Grid Overseas Investment Ltd. 1.25% 2022	€100	115
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$450	471
		4,007
Health care 0.68%
Abbott Laboratories 3.75% 2026	51	56
AbbVie Inc. 2.50% 2020	180	180
AbbVie Inc. 3.20% 2026	73	76
AbbVie Inc. 4.50% 2035	15	17
Aetna Inc. 2.75% 2022	50	51
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 4.75% 2045	3	3
Amgen Inc. 1.85% 2021	20	20
AstraZeneca PLC 2.375% 2022	110	111
AstraZeneca PLC 3.50% 2023	150	157
Bayer US Finance II LLC 3.875% 2023[3]	200	210
Bayer US Finance II LLC 4.40% 2044[3]	100	101
Becton, Dickinson and Co. 2.894% 2022	55	56
Becton, Dickinson and Co. 3.734% 2024	35	37
Becton, Dickinson and Co. 3.70% 2027	43	46
Bristol-Myers Squibb Co. 2.90% 2024[3]	178	184
Cigna Corp. 4.125% 2025	80	87
EMD Finance LLC 2.40% 2020[3]	200	200
EMD Finance LLC 3.25% 2025[3]	250	257
Humana Inc. 3.15% 2022	100	103
Medtronic, Inc. 3.50% 2025	45	48
Shire PLC 2.40% 2021	153	154
Shire PLC 2.875% 2023	69	70
Shire PLC 3.20% 2026	25	26
Stryker Corp. 0.75% 2029	€210	236
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	$200	215
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€200	251
		2,992
Consumer staples 0.53%
Altria Group, Inc. 2.625% 2020	$100	100
Altria Group, Inc. 1.00% 2023	€110	126
Altria Group, Inc. 2.20% 2027	270	321
Altria Group, Inc. 5.80% 2039	$125	147
Anheuser-Busch InBev NV 4.00% 2028	100	110
British American Tobacco PLC 2.789% 2024	75	76
British American Tobacco PLC 3.215% 2026	62	62
British American Tobacco PLC 3.557% 2027	105	107
British American Tobacco PLC 3.462% 2029	75	76
British American Tobacco PLC 4.39% 2037	80	81
British American Tobacco PLC 4.758% 2049	58	60
Conagra Brands, Inc. 4.30% 2024	210	226
Keurig Dr Pepper Inc. 4.597% 2028	175	197
Kroger Co. 3.50% 2026	140	147
Pernod Ricard SA 4.45% 2022[3]	150	157
Philip Morris International Inc. 2.00% 2020	55	55
American Funds Insurance Series — Global Balanced Fund — Page 102 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.625% 2022	$15	$15
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	113
Wal-Mart Stores, Inc. 2.85% 2024	110	114
		2,306
Consumer discretionary 0.45%
Amazon.com, Inc. 2.80% 2024	170	176
Amazon.com, Inc. 3.15% 2027	50	53
Bayerische Motoren Werke AG 2.95% 2022[3]	250	255
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	199
Hyundai Capital America 2.55% 2020[3]	135	135
Hyundai Capital America 3.25% 2022[3]	65	66
Hyundai Capital Services Inc. 3.75% 2023[3]	250	258
McDonald’s Corp. 3.80% 2028	110	120
Nissan Motor Co., Ltd. 2.15% 2020[3]	120	120
Nissan Motor Co., Ltd. 2.60% 2022[3]	115	115
Toyota Motor Credit Corp. 2.25% 2023	85	86
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	380	405
		1,988
Communication services 0.40%
AT&T Inc. 4.10% 2028	55	60
Comcast Corp. 3.95% 2025	80	87
Deutsche Telekom International Finance BV 1.95% 2021[3]	150	150
Deutsche Telekom International Finance BV 9.25% 2032	45	72
France Télécom 9.00% 2031[6]	65	101
KT Corp. 0.30% 2020	¥100,000	920
Verizon Communications Inc. 4.329% 2028	$72	82
Verizon Communications Inc. 4.272% 2036	248	280
		1,752
Information technology 0.25%
Apple Inc. 2.50% 2022	75	76
Broadcom Ltd. 3.875% 2027	190	198
Microsoft Corp. 2.40% 2026	297	301
Microsoft Corp. 3.30% 2027	280	299
Oracle Corp. 2.65% 2026	216	221
		1,095
Energy 0.25%
Cenovus Energy Inc. 4.25% 2027	65	69
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	80
Enbridge Inc. 4.25% 2026	70	77
Enbridge Inc. 3.70% 2027	132	140
Halliburton Co. 3.80% 2025	35	37
Petróleos Mexicanos 7.19% 2024	MXN535	26
Petróleos Mexicanos 7.47% 2026	5,270	245
Shell International Finance BV 3.50% 2023	$330	348
Statoil ASA 3.70% 2024	50	53
		1,075
American Funds Insurance Series — Global Balanced Fund — Page 103 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.15%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$15	$15
American Campus Communities, Inc. 3.75% 2023	100	104
American Campus Communities, Inc. 4.125% 2024	90	96
Corporate Office Properties LP 3.60% 2023	65	67
Essex Portfolio LP 3.50% 2025	120	126
Essex Portfolio LP 3.375% 2026	40	42
WEA Finance LLC 3.75% 2024[3]	200	210
		660
Industrials 0.12%
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	200	232
United Technologies Corp. 3.10% 2022	106	109
United Technologies Corp. 4.125% 2028	170	191
		532
Total corporate bonds & notes		21,074
Mortgage-backed obligations 1.92%
Fannie Mae Pool #MA3467 4.00% 2048[9]	427	444
Fannie Mae Pool #FM1437 4.00% 2048[9]	249	260
Fannie Mae Pool #MA3521 4.00% 2048[9]	67	70
Fannie Mae Pool #MA3692 3.50% 2049[9]	429	441
Fannie Mae Pool #MA3775 3.50% 2049[9]	249	256
Fannie Mae Pool #MA3693 4.00% 2049[9]	900	936
Fannie Mae Pool #MA3776 4.00% 2049[9]	596	623
Fannie Mae Pool #CA4574 4.00% 2049[9]	273	284
Fannie Mae Pool #MA3804 4.00% 2049[9]	82	85
Fannie Mae Pool #BO2188 4.00% 2049[9]	79	82
Freddie Mac Pool #ZT1545 4.00% 2048[9]	1,527	1,590
Freddie Mac Pool #SI2002 4.00% 2048[9]	412	432
Freddie Mac Pool #2B7343 3.767% 2049[7,9]	328	338
Government National Mortgage Assn. 4.50% 2049[9]	5	5
Government National Mortgage Assn. 4.00% 2050[9,10]	130	135
Government National Mortgage Assn. 4.50% 2050[9,10]	24	25
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	28	29
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[9]	4	5
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[9]	687	721
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	345	362
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[9]	38	39
Korea Housing Finance Corp. 2.50% 2020[3,9]	250	251
Korea Housing Finance Corp. 2.00% 2021[3,9]	250	249
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]	DKr1,298	202
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]	3,241	503
		8,367
Total bonds, notes & other debt instruments (cost: $136,525,000)		140,608
Short-term securities 3.41% Other short-term securities 2.77%
Alberta (Province of) 1.77% due 1/8/2020[3]	$5,750	5,748
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$1,680	1,277
Egyptian Treasury Bills 14.11% due 4/7/2020	EGP2,200	132
Nigerian Treasury Bills 13.04% due 2/27/2020	NGN46,000	125
American Funds Insurance Series — Global Balanced Fund — Page 104 of 184

Short-term securities (continued) Other short-term securities (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 1.91% due 1/22/2020[3]	$4,250	$4,245
United Kingdom Treasury Bill 0.71% due 4/14/2020	£430	568
		12,095
Money market investments 0.64%	Shares
Capital Group Central Cash Fund 1.73%[11]	28,249	2,825
Total short-term securities (cost: $14,874,000)		14,920
Total investment securities 99.76% (cost: $353,703,000)		435,920
Other assets less liabilities 0.24%		1,030
Net assets 100.00%		$436,950
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2019[13] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	53	April 2020	$10,600	$11,421	$(7)
5 Year U.S. Treasury Note Futures	Long	21	April 2020	2,100	2,491	(9)
						$(16)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR375	USD417	Standard Chartered Bank	1/6/2020	$4
USD857	ILS2,960	JPMorgan Chase	1/6/2020	—[14]
USD257	ZAR3,800	Citibank	1/6/2020	(14)
USD636	JPY69,000	UBS AG	1/7/2020	1
USD173	ILS600	UBS AG	1/7/2020	(1)
JPY90,700	USD838	JPMorgan Chase	1/7/2020	(3)
CZK11,700	EUR458	Goldman Sachs	1/8/2020	2
USD113	CNH800	HSBC Bank	1/8/2020	(2)
CLP875,800	USD1,101	Morgan Stanley	1/9/2020	64
EUR300	USD335	Citibank	1/9/2020	2
USD334	EUR300	Morgan Stanley	1/9/2020	(3)
USD123	CLP98,800	Bank of America	1/9/2020	(8)
USD143	CLP114,114	Citibank	1/9/2020	(9)
USD344	CLP275,886	Citibank	1/9/2020	(24)
USD569	BRL2,396	Goldman Sachs	1/9/2020	(26)
USD474	CLP387,000	HSBC Bank	1/9/2020	(41)
USD107	INR7,675	JPMorgan Chase	1/10/2020	(1)
EUR1,540	USD1,710	HSBC Bank	1/13/2020	19
GBP526	USD693	Bank of America	1/13/2020	4
USD335	EUR300	Citibank	1/13/2020	(2)
USD525	THB15,900	Standard Chartered Bank	1/13/2020	(6)
USD564	JPY61,000	Bank of New York Mellon	1/14/2020	2
JPY61,000	USD560	Bank of New York Mellon	1/14/2020	1
EUR217	USD242	Bank of New York Mellon	1/15/2020	1
American Funds Insurance Series — Global Balanced Fund — Page 105 of 184

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
GBP200	USD264	JPMorgan Chase	1/15/2020	$1
KRW175,200	USD151	Standard Chartered Bank	1/15/2020	1
GBP730	EUR864	Goldman Sachs	1/15/2020	(3)
ILS2,600	USD745	Bank of America	1/16/2020	9
GBP900	USD1,185	HSBC Bank	1/16/2020	8
CAD10	USD8	JPMorgan Chase	1/16/2020	—[14]
USD517	MXN9,900	Citibank	1/16/2020	(6)
EUR1,456	NOK14,752	Bank of America	1/16/2020	(45)
EUR700	USD783	Bank of America	1/17/2020	3
EUR410	USD459	Citibank	1/17/2020	2
EUR400	USD448	Standard Chartered Bank	1/17/2020	1
AUD1,450	USD1,000	Citibank	1/21/2020	18
USD55	JPY6,000	UBS AG	1/21/2020	—[14]
GBP370	USD495	Standard Chartered Bank	1/21/2020	(4)
EUR155	USD173	Citibank	1/23/2020	1
USD250	INR17,800	HSBC Bank	1/23/2020	1
USD290	MXN5,515	UBS AG	1/23/2020	—[14]
USD235	CNH1,645	JPMorgan Chase	1/23/2020	(1)
EUR1,804	USD2,011	Standard Chartered Bank	1/27/2020	16
USD117	INR8,300	Standard Chartered Bank	1/27/2020	—[14]
USD73	BRL300	JPMorgan Chase	1/27/2020	(1)
CNH4,000	USD565	Standard Chartered Bank	2/10/2020	9
CNH1,550	USD220	Standard Chartered Bank	2/10/2020	3
USD284	CNH2,000	HSBC Bank	2/10/2020	(4)
USD1,456	CNH10,410	Standard Chartered Bank	2/10/2020	(38)
USD510	MXN10,100	JPMorgan Chase	3/4/2020	(19)
USD365	JPY39,400	Bank of New York Mellon	6/15/2020	(1)
USD212	BRL900	JPMorgan Chase	7/1/2020	(10)
				$(99)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€4,400	$(11)	$—	$(11)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	8	—	8
6-month PLN-WIBOR	1.90%	11/12/2029	PLN2,100	(2)	—	(2)
6-month PLN-WIBOR	1.88%	11/20/2029	2,120	(1)	—	(1)
3-month USD-LIBOR	2.0105%	12/18/2049	$215	4	—	4
					$—	$(2)
American Funds Insurance Series — Global Balanced Fund — Page 106 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,619,000, which represented 30.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,373,000, which represented 4.20% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,000, which represented .03% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 12/31/2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
BUBOR = Budapest Interbank Offered Rate	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	MYR = Malaysian ringgits
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RUB = Russian rubles
DKr = Danish kroner	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
HUF = Hungarian forints	WIBOR = Warsaw Interbank Offer Rate
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels
American Funds Insurance Series — Global Balanced Fund — Page 107 of 184

Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 97.76% Mortgage-backed obligations 31.88% Federal agency mortgage-backed obligations 31.62%	Principal amount (000)	Value (000)
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,2,3]	$1,405	$1,424
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,2,3]	2,094	2,100
Fannie Mae 6.00% 2037[1]	72	79
Fannie Mae Pool #976945 5.50% 2023[1]	230	235
Fannie Mae Pool #AB1068 4.50% 2025[1]	217	227
Fannie Mae Pool #AB4088 3.00% 2026[1]	930	955
Fannie Mae Pool #AJ9156 3.00% 2026[1]	455	467
Fannie Mae Pool #AS6695 3.00% 2026[1]	449	460
Fannie Mae Pool #AJ6967 3.00% 2026[1]	212	217
Fannie Mae Pool #AJ7495 3.00% 2026[1]	43	45
Fannie Mae Pool #AJ5522 3.00% 2026[1]	5	6
Fannie Mae Pool #256133 4.50% 2026[1]	191	201
Fannie Mae Pool #AK5394 3.00% 2027[1]	1,000	1,026
Fannie Mae Pool #AL5603 3.00% 2027[1]	983	1,009
Fannie Mae Pool #AL4641 3.00% 2027[1]	438	450
Fannie Mae Pool #AX3597 3.00% 2027[1]	432	444
Fannie Mae Pool #AP4746 3.00% 2027[1]	262	270
Fannie Mae Pool #AB4281 3.00% 2027[1]	194	199
Fannie Mae Pool #AJ9355 3.00% 2027[1]	125	128
Fannie Mae Pool #AB4486 3.00% 2027[1]	99	102
Fannie Mae Pool #MA3131 3.00% 2027[1]	87	90
Fannie Mae Pool #AB5236 3.00% 2027[1]	40	41
Fannie Mae Pool #AO0800 3.00% 2027[1]	33	34
Fannie Mae Pool #AK3260 3.00% 2027[1]	30	31
Fannie Mae Pool #AK0971 3.00% 2027[1]	17	17
Fannie Mae Pool #AL3802 3.00% 2028[1]	1,334	1,369
Fannie Mae Pool #MA3286 3.00% 2028[1]	844	869
Fannie Mae Pool #BM3239 3.00% 2028[1]	545	564
Fannie Mae Pool #AR3058 3.00% 2028[1]	121	124
Fannie Mae Pool #MA3407 3.00% 2028[1]	81	83
Fannie Mae Pool #AL8241 3.00% 2029[1]	1,242	1,274
Fannie Mae Pool #BM4299 3.00% 2030[1]	3,832	3,926
Fannie Mae Pool #AL9573 3.00% 2031[1]	152	156
Fannie Mae Pool #AS8018 3.00% 2031[1]	102	105
Fannie Mae Pool #BO0119 3.00% 2032[1]	7,027	7,235
Fannie Mae Pool #BM4741 3.00% 2032[1]	93	95
Fannie Mae Pool #MA3409 3.00% 2033[1]	1,251	1,283
Fannie Mae Pool #BK9262 3.00% 2033[1]	920	944
Fannie Mae Pool #BK9015 3.00% 2033[1]	488	502
Fannie Mae Pool #MA3516 3.00% 2033[1]	93	95
Fannie Mae Pool #MA3461 3.00% 2033[1]	80	82
Fannie Mae Pool #MA3827 2.50% 2034[1]	162,370	163,798
Fannie Mae Pool #MA3764 2.50% 2034[1]	70,404	71,022
Fannie Mae Pool #BO0122 3.00% 2034[1]	2,730	2,799
Fannie Mae Pool #BP0113 3.00% 2034[1]	1,910	1,958
American Funds Insurance Series — Bond Fund — Page 108 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO3606 3.00% 2034[1]	$1,000	$1,025
Fannie Mae Pool #BN3975 3.00% 2034[1]	973	997
Fannie Mae Pool #MA3657 3.00% 2034[1]	957	981
Fannie Mae Pool #BO0940 3.00% 2034[1]	938	962
Fannie Mae Pool #MA3681 3.00% 2034[1]	709	727
Fannie Mae Pool #MA3768 3.00% 2034[1]	326	335
Fannie Mae Pool #MA3738 3.00% 2034[1]	42	43
Fannie Mae Pool #924866 3.64% 2037[1,3]	757	778
Fannie Mae Pool #945680 6.00% 2037[1]	905	1,036
Fannie Mae Pool #889982 5.50% 2038[1]	1,902	2,135
Fannie Mae Pool #988588 5.50% 2038[1]	339	380
Fannie Mae Pool #AB1297 5.00% 2040[1]	395	436
Fannie Mae Pool #AH9479 5.00% 2041[1]	2,341	2,582
Fannie Mae Pool #AH8144 5.00% 2041[1]	2,234	2,464
Fannie Mae Pool #AI1862 5.00% 2041[1]	1,802	2,008
Fannie Mae Pool #AI3510 5.00% 2041[1]	1,150	1,282
Fannie Mae Pool #AJ0704 5.00% 2041[1]	952	1,061
Fannie Mae Pool #AJ5391 5.00% 2041[1]	636	709
Fannie Mae Pool #AS6127 3.50% 2045[1]	115	120
Fannie Mae Pool #AS4536 3.50% 2045[1]	116	120
Fannie Mae Pool #AZ3904 4.00% 2045[1]	130	137
Fannie Mae Pool #AL8522 3.50% 2046[1]	1,988	2,103
Fannie Mae Pool #AS6467 3.50% 2046[1]	85	89
Fannie Mae Pool #BD1968 4.00% 2046[1]	2,856	3,042
Fannie Mae Pool #BE0592 4.00% 2046[1]	1,270	1,326
Fannie Mae Pool #BD5477 4.00% 2046[1]	602	636
Fannie Mae Pool #BM5632 3.00% 2047[1]	73,142	74,824
Fannie Mae Pool #MA3147 3.00% 2047[1]	9,587	9,781
Fannie Mae Pool #CA0377 3.00% 2047[1]	1,990	2,034
Fannie Mae Pool #CA0858 3.50% 2047[1]	58,233	60,512
Fannie Mae Pool #CA0770 3.50% 2047[1]	16,619	17,277
Fannie Mae Pool #BJ2524 3.50% 2047[1]	11,624	12,085
Fannie Mae Pool #BJ1910 3.50% 2047[1]	8,968	9,319
Fannie Mae Pool #CA0487 3.50% 2047[1]	219	228
Fannie Mae Pool #CA0706 4.00% 2047[1]	486	511
Fannie Mae Pool #MA3058 4.00% 2047[1]	207	217
Fannie Mae Pool #BM4413 4.50% 2047[1]	10,990	11,625
Fannie Mae Pool #BF0293 3.00% 2048[1]	17,034	17,440
Fannie Mae Pool #CA2690 3.00% 2048[1]	8,581	8,765
Fannie Mae Pool #BJ9251 3.50% 2048[1]	18,820	19,478
Fannie Mae Pool #BF0318 3.50% 2048[1]	17,472	18,299
Fannie Mae Pool #CA1189 3.50% 2048[1]	4,987	5,175
Fannie Mae Pool #BJ3790 3.50% 2048[1]	2,647	2,750
Fannie Mae Pool #CA2622 3.50% 2048[1]	659	680
Fannie Mae Pool #MA3276 3.50% 2048[1]	24	25
Fannie Mae Pool #MA3495 4.00% 2048[1]	74,668	77,777
Fannie Mae Pool #MA3443 4.00% 2048[1]	17,974	18,682
Fannie Mae Pool #BK7608 4.00% 2048[1]	14,760	15,362
Fannie Mae Pool #MA3467 4.00% 2048[1]	14,160	14,753
Fannie Mae Pool #BK4764 4.00% 2048[1]	5,523	5,754
Fannie Mae Pool #FM1437 4.00% 2048[1]	4,079	4,253
Fannie Mae Pool #MA3384 4.00% 2048[1]	3,736	3,901
Fannie Mae Pool #MA3521 4.00% 2048[1]	1,107	1,152
Fannie Mae Pool #BJ9256 4.00% 2048[1]	761	792
American Funds Insurance Series — Bond Fund — Page 109 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN0594 4.00% 2048[1]	$419	$437
Fannie Mae Pool #BJ0639 4.00% 2048[1]	365	384
Fannie Mae Pool #BJ9169 4.00% 2048[1]	368	384
Fannie Mae Pool #BJ5749 4.00% 2048[1]	38	40
Fannie Mae Pool #BM4676 4.00% 2048[1]	34	36
Fannie Mae Pool #BK9758 4.00% 2048[1]	33	34
Fannie Mae Pool #CA2056 4.50% 2048[1]	1,649	1,743
Fannie Mae Pool #MA3496 4.50% 2048[1]	400	423
Fannie Mae Pool #BN3309 4.50% 2048[1]	74	78
Fannie Mae Pool #BN0315 4.50% 2048[1]	18	19
Fannie Mae Pool #MA3833 2.50% 2049[1]	25,000	24,718
Fannie Mae Pool #CA4299 3.00% 2049[1]	25,840	26,234
Fannie Mae Pool #CA4534 3.00% 2049[1]	18,818	19,308
Fannie Mae Pool #CA3807 3.00% 2049[1]	2,926	3,012
Fannie Mae Pool #CA3806 3.00% 2049[1]	1,480	1,525
Fannie Mae Pool #MA3691 3.00% 2049[1]	160	162
Fannie Mae Pool #MA3803 3.50% 2049[1]	103,395	106,391
Fannie Mae Pool #MA3775 3.50% 2049[1]	61,937	63,696
Fannie Mae Pool #FM0007 3.50% 2049[1]	43,725	45,689
Fannie Mae Pool #CA4802 3.50% 2049[1]	35,721	37,599
Fannie Mae Pool #FM1954 3.50% 2049[1]	19,250	20,017
Fannie Mae Pool #FM1886 3.50% 2049[1]	18,350	18,943
Fannie Mae Pool #FM1589 3.50% 2049[1]	13,090	13,622
Fannie Mae Pool #FM2092 3.50% 2049[1]	10,298	10,798
Fannie Mae Pool #BN7491 3.50% 2049[1]	3,596	3,711
Fannie Mae Pool #BN6407 3.50% 2049[1]	3,491	3,599
Fannie Mae Pool #BN7823 3.50% 2049[1]	863	890
Fannie Mae Pool #BM5446 3.50% 2049[1]	529	544
Fannie Mae Pool #CA3084 4.00% 2049[1]	42,619	44,322
Fannie Mae Pool #MA3776 4.00% 2049[1]	9,748	10,175
Fannie Mae Pool #MA3804 4.00% 2049[1]	1,338	1,397
Fannie Mae Pool #BO2188 4.00% 2049[1]	1,291	1,346
Fannie Mae Pool #BN6408 4.00% 2049[1]	132	137
Fannie Mae Pool #MA3615 4.00% 2049[1]	23	23
Fannie Mae Pool #FM1389 4.50% 2049[1]	26,189	27,523
Fannie Mae Pool #MA3639 4.50% 2049[1]	16,529	17,385
Fannie Mae Pool #MA3593 4.50% 2049[1]	8,357	8,793
Fannie Mae Pool #CA2963 4.50% 2049[1]	676	711
Fannie Mae Pool #BN6006 4.50% 2049[1]	478	505
Fannie Mae Pool #BN8753 4.50% 2049[1]	473	499
Fannie Mae Pool #MA3616 4.50% 2049[1]	326	342
Fannie Mae Pool #BN8777 4.50% 2049[1]	146	154
Fannie Mae Pool #MA3905 3.00% 2050[1]	270,650	274,433
Fannie Mae Pool #BF0264 3.50% 2058[1]	16,964	17,813
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[1,3]	1	1
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[1]	13	14
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	26	30
Fannie Mae, Series 2002-W1, Class 2A, 5.638% 2042[1,3]	34	36
Freddie Mac 5.50% 2033[1]	75	81
Freddie Mac 5.50% 2038[1]	104	116
Freddie Mac 5.50% 2038[1]	81	91
Freddie Mac 5.50% 2039[1]	155	175
Freddie Mac 4.50% 2040[1]	364	396
Freddie Mac 5.50% 2040[1]	581	653
American Funds Insurance Series — Bond Fund — Page 110 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[1]	$416	$452
Freddie Mac 5.50% 2041[1]	852	957
Freddie Mac 3.50% 2045[1]	29,183	31,131
Freddie Mac 3.00% 2046[1]	35,539	36,681
Freddie Mac 3.50% 2047[1]	95,958	99,954
Freddie Mac 3.50% 2047[1]	53,152	55,281
Freddie Mac 3.50% 2047[1]	7,048	7,331
Freddie Mac 4.00% 2047[1]	2,855	3,006
Freddie Mac 3.50% 2048[1]	30,941	32,413
Freddie Mac 3.50% 2048[1]	30,182	31,867
Freddie Mac 3.50% 2048[1]	14,464	14,910
Freddie Mac 3.50% 2048[1]	915	960
Freddie Mac 4.00% 2048[1]	43,858	45,717
Freddie Mac 4.00% 2048[1]	20,002	20,850
Freddie Mac 4.00% 2048[1]	12,557	13,084
Freddie Mac 4.00% 2048[1]	5,190	5,417
Freddie Mac 4.00% 2048[1]	1,864	1,942
Freddie Mac 4.00% 2048[1]	800	832
Freddie Mac 4.00% 2049[1]	67	69
Freddie Mac Pool #ZA2657 3.00% 2026[1]	673	691
Freddie Mac Pool #ZK3537 3.00% 2026[1]	129	133
Freddie Mac Pool #ZK4277 3.00% 2027[1]	817	839
Freddie Mac Pool #ZK3836 3.00% 2027[1]	290	298
Freddie Mac Pool #ZK3970 3.00% 2027[1]	256	263
Freddie Mac Pool #ZS6521 3.00% 2027[1]	163	167
Freddie Mac Pool #ZK7581 3.00% 2027[1]	137	141
Freddie Mac Pool #ZK3893 3.00% 2027[1]	87	89
Freddie Mac Pool #ZK4162 3.00% 2027[1]	62	64
Freddie Mac Pool #ZS8452 3.00% 2027[1]	21	22
Freddie Mac Pool #ZK4039 3.00% 2027[1]	9	9
Freddie Mac Pool #ZS8463 3.00% 2027[1]	8	8
Freddie Mac Pool #ZS8507 3.00% 2028[1]	307	316
Freddie Mac Pool #ZK7590 3.00% 2029[1]	6,000	6,149
Freddie Mac Pool #ZK7593 3.00% 2029[1]	308	316
Freddie Mac Pool #ZS8710 3.00% 2033[1]	11,193	11,483
Freddie Mac Pool #ZS8715 3.00% 2033[1]	2,437	2,499
Freddie Mac Pool #ZT1344 3.00% 2033[1]	1,078	1,106
Freddie Mac Pool #ZK9250 3.00% 2033[1]	485	498
Freddie Mac Pool #ZT1931 3.00% 2033[1]	431	442
Freddie Mac Pool #SB0023 3.00% 2033[1]	39	40
Freddie Mac Pool #SB8015 2.50% 2034[1]	11,772	11,875
Freddie Mac Pool #SB8002 3.00% 2034[1]	23,979	24,583
Freddie Mac Pool #ZT2019 3.00% 2034[1]	3,664	3,756
Freddie Mac Pool #SB8021 3.00% 2034[1]	2,309	2,368
Freddie Mac Pool #ZT1731 3.00% 2034[1]	1,000	1,025
Freddie Mac Pool #QN0182 3.00% 2034[1]	854	876
Freddie Mac Pool #ZT1871 3.00% 2034[1]	721	740
Freddie Mac Pool #QN0170 3.00% 2034[1]	515	528
Freddie Mac Pool #ZT1798 3.00% 2034[1]	406	417
Freddie Mac Pool #SB8011 3.00% 2034[1]	400	410
Freddie Mac Pool #QN0248 3.00% 2034[1]	388	398
Freddie Mac Pool #ZT2091 3.00% 2034[1]	347	355
Freddie Mac Pool #QN1073 3.00% 2034[1]	194	200
Freddie Mac Pool #QN0031 3.00% 2034[1]	51	53
American Funds Insurance Series — Bond Fund — Page 111 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SB8027 3.00% 2035[1]	$5,402	$5,547
Freddie Mac Pool #G67701 3.00% 2046[1]	49,618	51,093
Freddie Mac Pool #G61733 3.00% 2047[1]	9,078	9,348
Freddie Mac Pool #G08799 3.00% 2048[1]	56,530	57,578
Freddie Mac Pool #ZS4784 3.50% 2048[1]	139	143
Freddie Mac Pool #ZT1545 4.00% 2048[1]	25,025	26,060
Freddie Mac Pool #SI2002 4.00% 2048[1]	5,950	6,241
Freddie Mac Pool #ZT1546 4.50% 2048[1]	3,696	3,889
Freddie Mac Pool #ZA6124 4.50% 2048[1]	1,486	1,565
Freddie Mac Pool #SD8010 3.00% 2049[1]	74,000	75,069
Freddie Mac Pool #SD7509 3.00% 2049[1]	60,137	61,702
Freddie Mac Pool #QA4673 3.00% 2049[1]	47,395	48,774
Freddie Mac Pool #SD7507 3.00% 2049[1]	32,912	33,870
Freddie Mac Pool #SD8011 3.50% 2049[1]	126,986	130,515
Freddie Mac Pool #QA5125 3.50% 2049[1]	32,909	34,640
Freddie Mac Pool #SD7508 3.50% 2049[1]	25,001	26,315
Freddie Mac Pool #SD8001 3.50% 2049[1]	8,247	8,476
Freddie Mac Pool #RA1369 3.50% 2049[1]	6,565	6,852
Freddie Mac Pool #ZN4842 3.50% 2049[1]	2,351	2,456
Freddie Mac Pool #ZA7047 3.50% 2049[1]	759	783
Freddie Mac Pool #ZT1776 3.50% 2049[1]	450	463
Freddie Mac Pool #SD8005 3.50% 2049[1]	271	279
Freddie Mac Pool #ZT1593 3.50% 2049[1]	174	179
Freddie Mac Pool #ZT1864 4.00% 2049[1]	2,308	2,399
Freddie Mac Pool #ZA6548 4.00% 2049[1]	1,638	1,704
Freddie Mac Pool #ZN4802 4.00% 2049[1]	1,272	1,327
Freddie Mac Pool #ZT1595 4.50% 2049[1]	20,672	21,752
Freddie Mac Pool #ZA7009 4.50% 2049[1]	1,514	1,598
Freddie Mac Pool #ZA6269 4.50% 2049[1]	272	286
Freddie Mac Pool #ZT1711 4.50% 2049[1]	242	254
Freddie Mac Pool #ZT1953 4.50% 2049[1]	24	25
Freddie Mac, Series 3061, Class PN, 5.50% 2035[1]	110	124
Freddie Mac, Series 3318, Class JT, 5.50% 2037[1]	282	309
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[1]	6,575	6,643
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[1]	4,300	4,335
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[1]	9,240	9,360
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[1]	235	205
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	223	199
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	3,651	3,793
Government National Mortgage Assn. 4.50% 2049[1]	4,018	4,198
Government National Mortgage Assn. 3.50% 2050[1,4]	77,460	79,824
Government National Mortgage Assn. 4.00% 2050[1,4]	30,942	32,027
Government National Mortgage Assn. 5.00% 2050[1,4]	15,609	16,454
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	83,163	86,151
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	24,627	25,523
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	3,875	4,020
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[1]	30,819	32,448
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	104,318	109,869
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[1]	8,879	9,390
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[1]	4,859	5,129
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	261	275
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	275,708	282,323
American Funds Insurance Series — Bond Fund — Page 112 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	$2,784	$2,852
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	2,753	2,898
		3,336,234
Collateralized mortgage-backed obligations (privately originated) 0.26%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[1,2,3]	3,175	3,182
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,2,3]	1,950	1,965
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,2,3]	475	479
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,2,3]	243	244
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,2,5]	1,695	1,694
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,2,5]	1,717	1,701
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,2]	4,897	5,107
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,2]	4,111	4,266
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,3]	2,074	2,119
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,3]	1,979	2,022
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,2,3]	1,854	1,872
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,2,3]	2,753	2,776
		27,427
Commercial mortgage-backed securities 0.00%
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,2]	292	308
Total mortgage-backed obligations		3,363,969
Corporate bonds & notes 29.59% Financials 6.30%
ACE INA Holdings Inc. 2.30% 2020	2,005	2,012
ACE INA Holdings Inc. 2.875% 2022	3,625	3,719
ACE INA Holdings Inc. 3.35% 2026	2,025	2,153
ACE INA Holdings Inc. 4.35% 2045	2,220	2,686
Ally Financial Inc. 8.00% 2031	15,530	21,318
Ally Financial Inc. 8.00% 2031	3,070	4,267
American Express Co. 2.20% 2020	14,400	14,431
American International Group, Inc. 4.20% 2028	9,875	10,865
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[6]	€3,100	4,197
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[6]	3,800	5,310
AXA Equitable Holdings, Inc. 4.35% 2028	$2,250	2,443
AXA Equitable Holdings, Inc. 5.00% 2048	7,740	8,319
Banco Do Brasil, SA 4.75% 2024[2]	5,000	5,259
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	10,129	10,631
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,305
BNP Paribas 3.50% 2023[2]	10,050	10,400
BNP Paribas 3.80% 2024[2]	24,000	25,208
BNP Paribas 2.819% 2025[2,6]	2,875	2,908
BNP Paribas 3.375% 2025[2]	2,375	2,466
Capital One Financial Corp. 2.15% 2022	8,325	8,341
Capital One Financial Corp. 4.25% 2025	3,335	3,630
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[2,6]	12,000	12,223
Credit Suisse Group AG 3.80% 2023	12,925	13,531
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[2,6]	500	529
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[2,6]	4,000	4,014
Deutsche Bank AG 3.15% 2021	27,607	27,734
Deutsche Bank AG 3.375% 2021	1,300	1,314
Deutsche Bank AG 4.25% 2021	27,043	27,477
American Funds Insurance Series — Bond Fund — Page 113 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.25% 2021	$525	$540
Deutsche Bank AG 3.30% 2022	2,495	2,521
Deutsche Bank AG 5.00% 2022	2,675	2,794
Deutsche Bank AG 3.95% 2023	7,875	8,076
Deutsche Bank AG 3.70% 2024	5,300	5,379
Deutsche Bank AG 3.70% 2024	3,725	3,791
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	10,175	10,399
Deutsche Bank AG 4.10% 2026	7,050	7,151
Ford Motor Credit Co. 3.81% 2024	1,200	1,218
Ford Motor Credit Co. 4.063% 2024	5,000	5,105
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,152
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	9,600	10,291
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[6]	3,000	3,306
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[6]	1,750	1,883
Groupe BPCE SA 2.75% 2023[2]	6,875	6,987
Groupe BPCE SA 5.70% 2023[2]	28,166	31,188
Groupe BPCE SA 5.15% 2024[2]	4,711	5,170
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	12,000	13,412
Intesa Sanpaolo SpA 3.375% 2023[2]	9,055	9,208
Intesa Sanpaolo SpA 5.017% 2024[2]	67,843	71,278
Intesa Sanpaolo SpA 5.71% 2026[2]	15,700	16,992
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,256
Intesa Sanpaolo SpA 3.875% 2028[2]	2,395	2,405
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	8,125	8,467
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[6]	9,600	10,199
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[6]	11,980	13,366
Lloyds Banking Group PLC 4.375% 2028	8,825	9,728
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[2,6]	1,405	1,878
MetLife, Inc. 3.60% 2025	3,490	3,750
Metropolitan Life Global Funding I 2.00% 2020[2]	230	230
Morgan Stanley 2.50% 2021	19,200	19,350
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,300	2,329
New York Life Global Funding 1.95% 2020[2]	145	145
Nordea Bank AB 2.50% 2020[2]	7,125	7,158
PNC Financial Services Group, Inc. 2.854% 2022[6]	5,850	5,990
PNC Funding Corp. 3.30% 2022	8,700	8,938
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	5,000	5,522
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,563
Synchrony Bank 3.65% 2021	8,024	8,193
Synchrony Financial 2.85% 2022	5,400	5,466
Synchrony Financial 4.375% 2024	3,640	3,883
UniCredit SpA 3.75% 2022[2]	1,175	1,204
UniCredit SpA 6.572% 2022[2]	9,735	10,455
UniCredit SpA 4.625% 2027[2]	625	662
UniCredit SpA 5.861% 2032[2,6]	11,975	12,513
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[2,6]	11,500	13,230
Wells Fargo & Co. 2.10% 2021	16,800	16,828
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[6]	8,650	8,656
		664,895
Health care 5.18%
Abbott Laboratories 3.40% 2023	910	957
Abbott Laboratories 3.75% 2026	2,244	2,452
Abbott Laboratories 4.75% 2036	4,565	5,705
American Funds Insurance Series — Bond Fund — Page 114 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$16,315	$16,340
AbbVie Inc. 3.20% 2022	11,070	11,363
AbbVie Inc. 2.85% 2023	6,133	6,255
AbbVie Inc. 3.75% 2023	3,667	3,859
AbbVie Inc. 3.20% 2026	500	518
AbbVie Inc. 3.20% 2029[2]	28,505	29,016
AbbVie Inc. 4.05% 2039[2]	10,000	10,604
AbbVie Inc. 4.45% 2046	2,577	2,757
AbbVie Inc. 4.25% 2049[2]	9,033	9,547
Allergan PLC 3.45% 2022	11,533	11,797
Allergan PLC 3.80% 2025	250	263
Allergan, Inc. 5.00% 2021[2]	7,221	7,553
Anthem, Inc. 2.375% 2025	1,534	1,536
AstraZeneca PLC 4.00% 2029	5,920	6,574
Baxalta Inc. 4.00% 2025	116	125
Bayer US Finance II LLC 3.875% 2023[2]	26,358	27,666
Bayer US Finance II LLC 4.25% 2025[2]	27,370	29,530
Becton, Dickinson and Co. 3.734% 2024	903	957
Becton, Dickinson and Co. 4.669% 2047	3,395	4,041
Boston Scientific Corp. 3.375% 2022	700	723
Boston Scientific Corp. 3.85% 2025	255	274
Bristol-Myers Squibb Co. 4.25% 2049[2]	14,242	16,878
Centene Corp. 4.75% 2022	200	204
Centene Corp. 6.125% 2024	375	390
Centene Corp. 4.75% 2025[2]	9,375	9,758
Centene Corp. 4.75% 2025	325	338
Cigna Corp. 3.75% 2023	4,989	5,233
Cigna Corp. 4.375% 2028	7,090	7,859
EMD Finance LLC 2.40% 2020[2]	13,295	13,300
EMD Finance LLC 2.95% 2022[2]	2,100	2,128
GlaxoSmithKline PLC 3.375% 2023	16,800	17,521
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,678
Shire PLC 2.40% 2021	26,279	26,428
Shire PLC 2.875% 2023	11,084	11,294
Shire PLC 3.20% 2026	15,100	15,558
Takeda Pharmaceutical Co., Ltd. 4.00% 2021	500	517
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,665	2,862
Teva Pharmaceutical Finance Co. BV 2.20% 2021	5,236	5,080
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	80,004
Teva Pharmaceutical Finance Co. BV 6.00% 2024	29,067	29,476
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,528	34,677
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,324	19,654
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	33,721
UnitedHealth Group Inc. 3.35% 2022	4,385	4,541
UnitedHealth Group Inc. 3.75% 2025	5,410	5,843
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,009
		546,363
Energy 4.46%
Apache Corp. 4.25% 2030	2,465	2,556
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[3,7]	92	87
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,939
Cenovus Energy Inc. 3.80% 2023	1,120	1,159
Cenovus Energy Inc. 4.25% 2027	10,985	11,635
American Funds Insurance Series — Bond Fund — Page 115 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.25% 2037	$193	$214
Cenovus Energy Inc. 5.40% 2047	17,547	20,476
Cheniere Energy, Inc. 7.00% 2024	410	473
Cheniere Energy, Inc. 3.70% 2029[2]	23,369	23,860
Chevron Corp. 2.355% 2022	4,800	4,867
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,785
Concho Resources Inc. 4.30% 2028	6,095	6,643
Concho Resources Inc. 4.85% 2048	5,000	5,829
DCP Midstream Operating LP 4.95% 2022	500	520
Diamondback Energy, Inc. 3.25% 2026	8,725	8,835
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,518
Enbridge Energy Partners, LP 5.875% 2025	12,660	14,763
Enbridge Energy Partners, LP 7.375% 2045	22,767	33,962
Enbridge Inc. 4.00% 2023	1,500	1,585
Energy Transfer Partners, LP 4.15% 2020	1,000	1,011
Energy Transfer Partners, LP 4.20% 2023	2,860	3,003
Energy Transfer Partners, LP 4.50% 2024	4,915	5,232
Energy Transfer Partners, LP 4.75% 2026	1,506	1,630
Energy Transfer Partners, LP 4.20% 2027	45	47
Energy Transfer Partners, LP 4.95% 2028	4,559	4,994
Energy Transfer Partners, LP 5.25% 2029	1,275	1,432
Energy Transfer Partners, LP 6.125% 2045	11,780	13,647
Energy Transfer Partners, LP 5.30% 2047	10,459	11,153
Energy Transfer Partners, LP 5.40% 2047	6,190	6,723
Energy Transfer Partners, LP 6.00% 2048	1,868	2,177
Energy Transfer Partners, LP 6.25% 2049	1,775	2,139
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[6]	7,850	7,391
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 12/31/2049)[6]	500	473
EQT Corp. 2.50% 2020	4,910	4,910
EQT Corp. 3.00% 2022	1,700	1,670
EQT Corp. 3.90% 2027	455	426
Equinor ASA 3.625% 2028	7,900	8,670
Equinor ASA 3.25% 2049	5,687	5,730
Exxon Mobil Corp. 3.043% 2026	4,625	4,851
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,124
Kinder Morgan Energy Partners, LP 5.50% 2044	700	818
Kinder Morgan, Inc. 5.30% 2034	760	895
MPLX LP 4.00% 2028	4,665	4,830
Noble Corp. PLC 7.95% 2025[6]	1,595	826
Noble Corp. PLC 8.95% 2045[6]	845	368
Noble Energy, Inc. 4.20% 2049	5,108	5,140
Occidental Petroleum Corp. 2.70% 2022	3,500	3,537
Occidental Petroleum Corp. 2.90% 2024	7,371	7,493
Occidental Petroleum Corp. 3.20% 2026	920	932
Occidental Petroleum Corp. 3.50% 2029	5,971	6,092
Occidental Petroleum Corp. 6.60% 2046	1,690	2,175
Odebrecht Drilling Norbe 7.35% 2026 (13.61% PIK)[2,8]	35	19
Odebrecht Drilling Norbe 0%[2]	1,150	11
Petróleos Mexicanos 6.875% 2026	43,810	48,230
Petróleos Mexicanos 6.50% 2027	29,533	31,440
QEP Resources, Inc. 5.25% 2023	3,420	3,394
Ras Laffan Liquefied Natural Gas II 5.298% 2020	123	125
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	1,100	1,131
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,471
American Funds Insurance Series — Bond Fund — Page 116 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	$1,000	$1,088
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,924
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,259
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,027
Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	4,958
Saudi Arabian Oil Co. 3.50% 2029[2]	21,348	22,121
Schlumberger BV 4.00% 2025[2]	8,791	9,465
Shell International Finance BV 3.875% 2028	9,410	10,433
Southwestern Energy Co. 6.20% 2025[6]	920	846
Targa Resources Partners LP 5.125% 2025	175	182
Targa Resources Partners LP 5.375% 2027	175	182
TC PipeLines, LP 4.375% 2025	405	431
Total Capital Canada Ltd. 2.75% 2023	2,140	2,195
TransCanada PipeLines Ltd. 4.25% 2028	11,275	12,519
Transocean Inc. 5.80% 2022[6]	2,195	2,124
Transocean Inc. 9.00% 2023[2]	5,000	5,292
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[8]	455	75
Williams Partners LP 5.25% 2020	2,900	2,917
Williams Partners LP 4.50% 2023	500	535
Williams Partners LP 4.30% 2024	595	635
		470,274
Utilities 3.58%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,339
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	327
AES Corp. 4.00% 2021	1,000	1,016
Alliant Energy Finance LLC 4.25% 2028[2]	500	538
Ameren Corp. 4.50% 2049	2,875	3,542
Avangrid, Inc. 3.80% 2029	8,325	8,830
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	6,938
CMS Energy Corp. 5.05% 2022	2,569	2,711
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	9,960
Consumers Energy Co. 4.05% 2048	8,270	9,527
Consumers Energy Co. 3.75% 2050	5,625	6,214
Dominion Resources, Inc., junior subordinated, 2.715% 2021[6]	2,375	2,393
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	1,400	1,443
DTE Energy Co. 3.70% 2023	250	261
DTE Energy Co., Series C, 2.529% 2024[3]	2,975	2,990
Duke Energy Corp. 3.75% 2024	3,826	4,054
Duke Energy Florida, LLC 3.40% 2046	6,445	6,556
Duke Energy Progress, LLC 3.70% 2028	3,750	4,101
Edison International 3.125% 2022	2,900	2,946
Edison International 3.55% 2024	3,600	3,688
Edison International 5.75% 2027	2,781	3,124
Edison International 4.125% 2028	2,419	2,481
EDP Finance BV 3.625% 2024[2]	14,800	15,408
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,950	2,206
Emera US Finance LP 3.55% 2026	495	514
Enel Finance International SA 4.875% 2029[2]	10,180	11,489
Enel Società per Azioni 8.75% 2073[2,6]	1,000	1,176
Entergy Louisiana, LLC 4.20% 2048	6,325	7,308
Eversource Energy 2.75% 2022	527	535
Eversource Energy 3.80% 2023	5,000	5,266
Exelon Corp. 3.40% 2026	1,570	1,640
American Funds Insurance Series — Bond Fund — Page 117 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.85% 2022	$4,281	$4,350
FirstEnergy Corp. 3.90% 2027	14,078	15,054
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,499
FirstEnergy Corp. 7.375% 2031	5,150	7,266
IPALCO Enterprises, Inc. 3.70% 2024	200	207
Jersey Central Power & Light Co. 4.30% 2026[2]	310	338
Metropolitan Edison Co. 4.30% 2029[2]	1,000	1,114
Mississippi Power Co. 4.25% 2042	11,247	12,083
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	7,967
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,134
NiSource Finance Corp. 2.65% 2022	275	278
NV Energy, Inc. 6.25% 2020	2,850	2,951
Pacific Gas and Electric Co. 2.45% 2022[9]	7,200	7,216
Pacific Gas and Electric Co. 3.25% 2023[9]	5,615	5,603
Pacific Gas and Electric Co. 3.40% 2024[9]	850	863
Pacific Gas and Electric Co. 3.30% 2027[9]	3,750	3,759
Pacific Gas and Electric Co. 4.65% 2028[2,9]	7,500	7,765
Pacific Gas and Electric Co. 4.75% 2044[9]	336	346
Progress Energy, Inc. 7.75% 2031	1,820	2,561
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,327
Puget Energy, Inc. 6.50% 2020	5,294	5,507
Puget Energy, Inc. 6.00% 2021	8,186	8,694
Puget Energy, Inc. 5.625% 2022	8,004	8,586
Puget Energy, Inc. 3.65% 2025	3,000	3,107
SCANA Corp. 4.75% 2021	2,798	2,861
SCANA Corp. 4.125% 2022	427	439
Southern California Edison Co. 2.90% 2021	10,072	10,179
Southern California Edison Co. 3.40% 2023	1,800	1,867
Southern California Edison Co. 3.50% 2023	11,525	12,013
Southern California Edison Co. 3.70% 2025	1,425	1,510
Southern California Edison Co. 3.65% 2028	1,100	1,179
Southern California Edison Co. 2.85% 2029	3,525	3,524
Southern California Edison Co. 4.20% 2029	13,050	14,450
Southern California Edison Co. 6.00% 2034	650	800
Southern California Edison Co. 5.35% 2035	500	586
Southern California Edison Co. 5.75% 2035	4,475	5,457
Southern California Edison Co. 5.625% 2036	2,300	2,802
Southern California Edison Co. 5.55% 2037	1,050	1,268
Southern California Edison Co. 5.95% 2038	8,000	10,140
Southern California Edison Co. 6.05% 2039	2,478	3,231
Southern California Edison Co. 4.50% 2040	3,475	3,815
Southern California Edison Co. 4.05% 2042	1,667	1,726
Southern California Edison Co. 4.00% 2047	12,447	13,086
Southern California Edison Co. 4.125% 2048	5,858	6,250
Southern California Edison Co., Series C, 3.60% 2045	1,901	1,879
Tampa Electric Co. 2.60% 2022	4,350	4,414
Virginia Electric and Power Co. 4.45% 2044	7,995	9,275
Xcel Energy Inc. 3.30% 2025	5,650	5,899
Xcel Energy Inc. 2.60% 2029	2,925	2,897
		377,643
American Funds Insurance Series — Bond Fund — Page 118 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 3.54%	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	$500	$505
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	506
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,057
Ford Motor Credit Co. 2.343% 2020	3,000	2,995
Ford Motor Credit Co. 3.157% 2020	3,188	3,201
Ford Motor Credit Co. 3.20% 2021	6,665	6,703
Ford Motor Credit Co. 3.336% 2021	300	302
Ford Motor Credit Co. 3.47% 2021	15,400	15,543
Ford Motor Credit Co. 3.813% 2021	16,314	16,616
Ford Motor Credit Co. 3.219% 2022	770	776
Ford Motor Credit Co. 3.339% 2022	13,345	13,478
Ford Motor Credit Co. 5.596% 2022	14,275	15,043
Ford Motor Credit Co. 3.096% 2023	8,071	8,065
Ford Motor Credit Co. 4.14% 2023	12,000	12,346
General Motors Co. 4.35% 2025	11,255	12,061
General Motors Co. 6.25% 2043	5,923	6,648
General Motors Co. 6.75% 2046	1,228	1,443
General Motors Co. 5.40% 2048	7,200	7,449
General Motors Co. 5.95% 2049	4,489	4,971
General Motors Financial Co. 3.70% 2020	15,295	15,478
General Motors Financial Co. 4.20% 2021	12,073	12,518
General Motors Financial Co. 3.15% 2022	11,000	11,211
General Motors Financial Co. 3.55% 2022	3,703	3,812
General Motors Financial Co. 3.25% 2023	964	986
General Motors Financial Co. 3.70% 2023	10,000	10,312
General Motors Financial Co. 3.50% 2024	9,945	10,247
General Motors Financial Co. 3.95% 2024	6,269	6,554
General Motors Financial Co. 5.10% 2024	1,081	1,174
Home Depot, Inc. 4.40% 2021	7,200	7,394
Home Depot, Inc. 2.95% 2029	6,081	6,326
Home Depot, Inc. 4.50% 2048	1,915	2,361
Hyundai Capital America 2.55% 2020[2]	4,200	4,202
Hyundai Capital America 2.60% 2020[2]	325	325
Hyundai Capital America 2.75% 2020[2]	3,321	3,333
Hyundai Capital America 3.75% 2021[2]	8,500	8,670
Hyundai Capital America 2.85% 2022[2]	4,118	4,164
Hyundai Capital America 3.00% 2022[2]	4,500	4,550
Hyundai Capital America 3.25% 2022[2]	1,521	1,550
Hyundai Capital America 3.95% 2022[2]	8,000	8,226
Hyundai Capital America 3.40% 2024[2]	8,180	8,349
Lowe’s Cos., Inc. 3.65% 2029	6,331	6,768
Lowe’s Cos., Inc. 4.55% 2049	1,130	1,332
McDonald’s Corp. 4.45% 2047	3,535	4,058
MGM Resorts International 7.75% 2022	2,000	2,234
Newell Rubbermaid Inc. 3.85% 2023	13,669	14,205
Newell Rubbermaid Inc. 4.20% 2026	17,294	18,031
Newell Rubbermaid Inc. 5.50% 2046	1,630	1,745
NIKE, Inc. 3.875% 2045	6,845	7,768
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,417
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	315
Starbucks Corp. 3.75% 2047	3,785	3,928
Starbucks Corp. 4.50% 2048	7,680	8,933
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	2,855	2,859
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,612
American Funds Insurance Series — Bond Fund — Page 119 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	$6,573	$6,649
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	16,999
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,044
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,303
Volkswagen International Finance NV 4.00% 2020[2]	4,000	4,047
		373,697
Consumer staples 2.33%
Altria Group, Inc. 2.85% 2022	4,800	4,892
Altria Group, Inc. 4.40% 2026	16,054	17,441
Altria Group, Inc. 4.50% 2043	1,585	1,619
Altria Group, Inc. 5.95% 2049	3,333	4,036
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,689
Anheuser-Busch InBev NV 5.55% 2049	11,149	14,463
British American Tobacco International Finance PLC 3.50% 2022[2]	152	156
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	17,852
British American Tobacco PLC 3.222% 2024	3,769	3,854
British American Tobacco PLC 3.557% 2027	10,320	10,533
British American Tobacco PLC 4.39% 2037	1,500	1,518
British American Tobacco PLC 4.54% 2047	12,786	12,845
British American Tobacco PLC 4.758% 2049	20,129	20,833
Conagra Brands, Inc. 5.30% 2038	2,320	2,754
Conagra Brands, Inc. 5.40% 2048	3,680	4,489
Constellation Brands, Inc. 2.65% 2022	2,017	2,046
Constellation Brands, Inc. 3.50% 2027	7,500	7,833
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.541% 2021[3]	10,620	10,657
General Mills, Inc. 3.20% 2021	2,170	2,209
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,390
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,528
Keurig Dr Pepper Inc. 4.597% 2028	10,752	12,080
Kroger Co. 2.60% 2021	8,000	8,050
Molson Coors Brewing Co. 2.25% 2020	4,525	4,523
Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
Molson Coors Brewing Co. 3.00% 2026	975	987
Molson Coors Brewing Co. 4.20% 2046	4,530	4,516
Philip Morris International Inc. 2.625% 2022	1,515	1,534
Philip Morris International Inc. 4.25% 2044	9,550	10,545
Reynolds American Inc. 3.25% 2022	1,477	1,507
Reynolds American Inc. 4.45% 2025	14,570	15,686
Reynolds American Inc. 5.85% 2045	125	143
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,017
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,140
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,366
		246,148
Information technology 1.59%
Apple Inc. 1.55% 2021	11,630	11,586
Broadcom Inc. 4.25% 2026[2]	41,375	43,995
Broadcom Inc. 4.75% 2029[2]	61,009	66,768
Broadcom Ltd. 3.00% 2022	12,000	12,177
Broadcom Ltd. 3.625% 2024	1,962	2,033
Broadcom Ltd. 3.875% 2027	12,860	13,356
Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,634
American Funds Insurance Series — Bond Fund — Page 120 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 4.25% 2047	$10,000	$12,248
Xerox Corp. 3.50% 2020	1,500	1,514
		167,311
Industrials 1.18%
Airbus Group SE 2.70% 2023[2]	2,120	2,156
ARAMARK Corp. 5.125% 2024	1,200	1,234
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,883
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	13,056
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6]	1,680	1,884
Boeing Co. 2.95% 2030	10,000	10,234
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,654
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	—[10]	—[10]
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	53
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	318	330
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	187	191
General Electric Capital Corp. 2.342% 2020	4,588	4,592
General Electric Capital Corp. 3.10% 2023	1,750	1,788
General Electric Capital Corp. 3.373% 2025	4,615	4,807
General Electric Co. 2.70% 2022	4,800	4,865
Harris Corp. 3.832% 2025	945	1,008
IHS Markit Ltd. 4.25% 2029	5,000	5,394
Lockheed Martin Corp. 2.50% 2020	3,055	3,071
Lockheed Martin Corp. 3.10% 2023	1,155	1,192
Lockheed Martin Corp. 3.55% 2026	2,445	2,623
Lockheed Martin Corp. 4.50% 2036	1,895	2,246
Lockheed Martin Corp. 4.70% 2046	4,995	6,368
Mexico City Airport Trust 5.50% 2046	1,751	1,812
Mexico City Airport Trust 5.50% 2047	3,034	3,139
Mexico City Airport Trust 5.50% 2047[2]	215	222
Northrop Grumman Corp. 3.25% 2028	10,845	11,314
NXP BV and NXP Funding LLC 4.125% 2021[2]	2,000	2,051
Republic Services, Inc. 5.00% 2020	4,800	4,822
United Rentals, Inc. 5.50% 2027	5,000	5,369
United Technologies Corp. 3.125% 2027	9,525	10,002
Vinci SA 3.75% 2029[2]	12,456	13,588
		124,948
Communication services 0.91%
AT&T Inc. 3.80% 2027	4,335	4,623
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,547
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,073
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	5,832
CenturyLink, Inc. 7.50% 2024	2,060	2,327
CenturyLink, Inc. 5.125% 2026[2]	2,025	2,066
CenturyLink, Inc. 7.65% 2042	5,000	5,255
Comcast Corp. 3.15% 2028	7,200	7,545
Comcast Corp. 2.65% 2030	7,500	7,530
Comcast Corp. 4.00% 2048	5,000	5,551
France Télécom 9.00% 2031[6]	1,480	2,291
Level 3 Communications, Inc. 4.625% 2027[2]	4,525	4,641
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	5,170	5,340
SoftBank Group Corp. 3.36% 2023[2]	5,075	5,127
Tencent Holdings Ltd. 3.28% 2024[2]	5,000	5,146
American Funds Insurance Series — Bond Fund — Page 121 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.40% 2034	$5,080	$5,886
Vodafone Group PLC 4.375% 2028	10,000	11,083
Vodafone Group PLC 4.25% 2050	3,050	3,187
Walt Disney Co. 4.00% 2023	1,100	1,179
		96,229
Real estate 0.43%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,531
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	169
American Campus Communities, Inc. 3.35% 2020	2,810	2,834
American Campus Communities, Inc. 3.75% 2023	2,900	3,022
Corporate Office Properties LP 5.25% 2024	10	11
Equinix, Inc. 2.90% 2026	3,287	3,299
Equinix, Inc. 3.20% 2029	3,846	3,867
Essex Portfolio LP 3.25% 2023	335	344
Essex Portfolio LP 3.875% 2024	1,000	1,057
Hospitality Properties Trust 4.25% 2021	4,250	4,311
Hospitality Properties Trust 5.00% 2022	1,270	1,336
Hospitality Properties Trust 4.50% 2025	855	879
Hospitality Properties Trust 3.95% 2028	1,710	1,668
Kimco Realty Corp. 3.40% 2022	1,045	1,080
Omega Healthcare Investors, Inc. 4.375% 2023	900	955
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,066
Scentre Group 2.375% 2021[2]	175	175
Scentre Group 3.50% 2025[2]	4,565	4,737
WEA Finance LLC 3.25% 2020[2]	13,375	13,484
		45,825
Materials 0.09%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[2,6]	4,765	4,920
Braskem SA 4.50% 2030[2]	2,500	2,491
Holcim Ltd. 5.15% 2023[2]	1,560	1,676
		9,087
Total corporate bonds & notes		3,122,420
U.S. Treasury bonds & notes 28.74% U.S. Treasury 24.36%
U.S. Treasury 8.75% 2020[11]	38,500	40,174
U.S. Treasury 1.625% 2021	6,740	6,749
U.S. Treasury 1.625% 2022	70,000	70,022
U.S. Treasury 1.625% 2022	521	521
U.S. Treasury 2.375% 2023	48,100	49,179
U.S. Treasury 2.50% 2023	57,200	58,775
U.S. Treasury 2.625% 2023	70,000	72,625
U.S. Treasury 2.75% 2023	173,600	179,831
U.S. Treasury 1.50% 2024	75,423	74,802
U.S. Treasury 1.75% 2024	48,282	48,440
U.S. Treasury 2.125% 2024	72,100	73,554
U.S. Treasury 2.125% 2024[11]	72,100	73,520
U.S. Treasury 2.125% 2024	50,000	50,938
U.S. Treasury 2.25% 2024	65,000	66,521
U.S. Treasury 2.75% 2025	132,000	138,843
American Funds Insurance Series — Bond Fund — Page 122 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2025[11]	$96,200	$102,032
U.S. Treasury 2.875% 2025	72,100	76,361
U.S. Treasury 1.375% 2026	150,000	145,940
U.S. Treasury 1.625% 2026	75,000	74,118
U.S. Treasury 2.25% 2026	146,369	150,433
U.S. Treasury 2.375% 2026	67,586	69,975
U.S. Treasury 2.25% 2027[11]	120,200	123,645
U.S. Treasury 2.25% 2027[11]	72,100	74,148
U.S. Treasury 6.125% 2027[11]	24,000	31,536
U.S. Treasury 2.875% 2028	72,100	77,679
U.S. Treasury 1.75% 2029	69,308	68,252
U.S. Treasury 2.25% 2049[11]	364,471	353,646
U.S. Treasury 2.375% 2049	11,800	11,761
U.S. Treasury 3.00% 2049[11]	182,915	206,346
		2,570,366
U.S. Treasury inflation-protected securities 4.38%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	25,074	25,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	55,368	56,544
U.S. Treasury Inflation-Protected Security 0.375% 2027[11,12]	105,195	107,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[11,12]	130,403	133,824
U.S. Treasury Inflation-Protected Security 1.00% 2049[12]	124,504	138,576
		461,521
Total U.S. Treasury bonds & notes		3,031,887
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Dominican Republic 5.95% 2027[2]	8,100	8,963
Italy (Republic of) 0.95% 2023	€45,000	51,635
Italy (Republic of) 1.50% 2025	33,327	38,897
Japan, Series 20, 0.10% 2025[12]	¥11,475,000	107,563
Portuguese Republic 5.125% 2024	$24,775	27,881
Portuguese Republic 5.65% 2024	€20,000	27,792
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	$1,862	1,955
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,127
Qatar (State of) 4.50% 2028[2]	5,100	5,853
Qatar (State of) 5.103% 2048[2]	3,400	4,376
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	5,312
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	12,095
United Mexican States, Series M, 5.75% 2026	MXN527,500	26,459
		319,908
Asset-backed obligations 2.26%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[1]	$5,970	6,007
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[1]	1,062	1,064
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[1]	400	409
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	218	218
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,2]	4,311	4,319
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,2]	835	847
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,2]	743	747
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,2]	1,125	1,132
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,2]	3,045	3,092
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[1]	307	307
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[1,2]	522	522
American Funds Insurance Series — Bond Fund — Page 123 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[1]	$227	$227
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	2,480	2,506
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	4,910	4,964
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	4,665	4,744
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[1]	4,020	4,079
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[1,2]	306	306
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[1,2]	1,437	1,438
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,2]	880	885
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,2]	1,915	1,917
Drivetime Auto Owner Trust, Series 2019-2A Class C, 3.18% 2025[1,2]	2,565	2,597
Drivetime Auto Owner Trust, Series 2019-2A Class D, 3.48% 2025[1,2]	4,250	4,311
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,2]	976	976
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[1,2]	87	87
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,2]	7,312	7,332
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,2]	3,140	3,166
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,2]	5,000	5,030
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,2]	2,500	2,537
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,2]	4,145	4,236
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,2]	5,000	5,039
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,2]	6,000	6,150
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,2]	26,755	26,763
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,2]	17,675	18,467
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,2]	1,500	1,575
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,2]	31,410	32,671
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	2,625	2,632
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[1]	520	524
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[1]	360	361
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,2]	4,015	4,037
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,2]	8,484	8,465
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,2]	4,500	4,640
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.992% 2037[1,3]	1,333	68
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,2]	2,190	2,203
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,2]	1,355	1,365
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[1]	321	322
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[1]	5,268	5,272
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[1]	3,955	3,968
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[1]	335	335
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[1]	3,110	3,173
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,2]	1,146	1,146
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,2]	6,000	6,096
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,2]	4,150	4,151
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,2]	1,500	1,503
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,2]	2,000	2,004
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,2]	3,719	3,725
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,2]	2,450	2,460
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 2026[1,2,3]	2,739	2,740
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,2]	493	493
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[1]	16,000	16,026
		238,376
Municipals 2.14% Illinois 1.91%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	29,010	31,576
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,590	9,808
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	27,639	28,850
American Funds Insurance Series — Bond Fund — Page 124 of 184

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	$106,125	$114,494
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	762
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	251
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,504
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,419
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,034
		202,143
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,493
California 0.07%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,165
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,829
		6,994
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,527
Total municipals		226,157
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,086
Total bonds, notes & other debt instruments (cost: $9,994,467,000)		10,314,803
Common stocks 0.00% Energy 0.00%	Shares
Tribune Resources, Inc.[5,13]	83,079	135
Information technology 0.00%
Corporate Risk Holdings I, Inc.[5,13,14]	70,193	8
Communication services 0.00%
Adelphia Recovery Trust, Series ACC-1[5,13,14]	2,409,545	1
Total common stocks (cost: $605,000)		144
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[5,13,14]	112,665	1
Tribune Resources, Inc., Class B, warrants, expire 2023[5,13,14]	87,629	1
Tribune Resources, Inc., Class C, warrants, expire 2023[5,13,14]	17,050	—[10]
Ultra Petroleum Corp., warrants, expire 2025[13]	8,750	1
Total rights & warrants (cost: $18,000)		3
American Funds Insurance Series — Bond Fund — Page 125 of 184

Short-term securities 5.71% Money market investments 5.71%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[15]	6,024,511	$602,451
Total short-term securities (cost: $602,341,000)		602,451
Total investment securities 103.47% (cost: $10,597,431,000)		10,917,401
Other assets less liabilities (3.47)%		(366,241)
Net assets 100.00%		$10,551,160
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2019[17] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	9,081	April 2020	$1,816,200	$1,956,956	$(375)
5 Year Euro-Bobl Futures	Short	1,633	March 2020	€(163,300)	(244,775)	804
5 Year U.S. Treasury Note Futures	Long	11,307	April 2020	$1,130,700	1,341,116	(5,279)
10 Year Euro-Bund Futures	Short	532	March 2020	€(53,200)	(101,739)	972
10 Year U.S. Treasury Note Futures	Short	489	March 2020	$(48,900)	(62,798)	663
10 Year Ultra U.S. Treasury Note Futures	Short	3,335	March 2020	(333,500)	(469,245)	5,934
30 Year Euro-Buxl Futures	Long	272	March 2020	€27,200	60,526	(1,684)
30 Year Ultra U.S. Treasury Bond Futures	Long	924	March 2020	$92,400	167,850	(5,114)
						$(4,079)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR69,777	USD77,714	Citibank	1/6/2020	$584
EUR3,926	USD4,371	Bank of New York Mellon	1/6/2020	35
USD81,563	EUR73,700	Morgan Stanley	1/6/2020	(1,137)
USD38,670	MXN755,000	Barclays Bank PLC	1/7/2020	(1,224)
KRW96,758,000	USD82,788	Citibank	1/9/2020	899
KRW96,758,000	USD82,809	JPMorgan Chase	1/9/2020	878
USD104	MXN2,000	Barclays Bank PLC	1/13/2020	(2)
USD121,292	EUR109,250	HSBC Bank	1/13/2020	(1,355)
USD99,139	JPY10,730,000	Citibank	1/14/2020	306
USD13,351	JPY1,445,000	Goldman Sachs	1/15/2020	41
USD51,458	EUR46,000	Morgan Stanley	1/23/2020	(216)
				$(1,191)
American Funds Insurance Series — Bond Fund — Page 126 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.355%	U.S. EFFR	10/24/2021	$95,600	$(160)	$—	$(160)
1.339%	U.S. EFFR	10/24/2021	173,700	(341)	—	(341)
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(621)	—	(621)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(644)	—	(644)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(710)	—	(710)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,009)	—	(7,009)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,512)	—	(1,512)
3-month USD-LIBOR	1.556%	11/27/2024	$148,600	1,222	—	1,222
3-month USD-LIBOR	1.561%	11/27/2024	148,600	1,187	—	1,187
3-month USD-LIBOR	1.554%	11/27/2024	126,300	1,051	—	1,051
3-month USD-LIBOR	1.5335%	11/29/2024	148,500	1,373	—	1,373
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(228)	—	(228)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(760)	—	(760)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,046	—	1,046
					$—	$(6,106)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,120,890,000, which represented 10.62% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,541,000, which represented .03% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $87,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Amount less than one thousand.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,365,000, which represented .38% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Security did not produce income during the last 12 months.
[14]	Value determined using significant unobservable inputs.
[15]	Rate represents the seven-day yield at 12/31/2019.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbols
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	JPY/¥ = Japanese yen
Dev. = Development	KRW = South Korean won
Econ. = Economic	LIBOR = London Interbank Offered Rate
EFFR = Effective Federal Funds Rate	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 127 of 184

Global Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 93.61% Euros 17.85%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,452
Altria Group, Inc. 1.00% 2023	1,020	1,165
Altria Group, Inc. 1.70% 2025	1,600	1,866
Altria Group, Inc. 2.20% 2027	2,900	3,447
Banque Centrale de Tunisie 6.75% 2023	1,250	1,454
Banque Centrale de Tunisie 6.375% 2026	3,800	4,240
Barclays Bank PLC 6.00% 2021	1,000	1,191
Barclays Bank PLC 6.625% 2022	1,070	1,372
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,779
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,789
Canada 3.50% 2020	2,500	2,807
China (People’s Republic of) 0.125% 2026	1,400	1,565
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,032
Cote d’Ivoire (Republic of) 5.875% 2031	840	983
Deutsche Telekom International Finance BV 7.50% 2033	200	395
Egypt (Arab Republic of) 5.625% 2030	745	864
European Financial Stability Facility 0.40% 2025	6,000	6,933
French Republic O.A.T. 0% 2029	4,725	5,240
French Republic O.A.T. 0.50% 2029	14,440	16,845
French Republic O.A.T. 2.00% 2048	1,490	2,150
Germany (Federal Republic of) 0.10% 2026[2]	4,547	5,554
Germany (Federal Republic of) 0% 2029	12,440	14,209
Germany (Federal Republic of) 0.50% 2030[2]	4,056	5,400
Germany (Federal Republic of) 1.25% 2048	1,150	1,620
Greece (Hellenic Republic of) 3.45% 2024	11,275	14,205
Greece (Hellenic Republic of) 3.375% 2025	6,800	8,683
Greece (Hellenic Republic of) 3.75% 2028	12,204	16,210
Greece (Hellenic Republic of) 3.875% 2029	24,005	32,521
Greece (Hellenic Republic of) 3.90% 2033	2,575	3,550
Greece (Hellenic Republic of) 4.00% 2037	2,520	3,545
Greece (Hellenic Republic of) 4.20% 2042	2,409	3,577
Groupe BPCE SA 4.625% 2023	1,200	1,550
Groupe BPCE SA 1.00% 2025	2,900	3,350
Hungary 3.875% 2020	1,000	1,131
Intesa Sanpaolo SpA 6.625% 2023	510	684
Israel (State of) 1.50% 2027	775	944
Israel (State of) 1.50% 2029	725	890
Italy (Republic of) 1.35% 2022	2,665	3,076
Italy (Republic of) 0.10% 2023[2]	22,007	25,004
Italy (Republic of) 1.85% 2024	5,200	6,178
Italy (Republic of) 2.80% 2028	32,938	41,841
Italy (Republic of) 3.00% 2029	7,440	9,620
Italy (Republic of) 3.85% 2049	3,130	4,549
Lloyds Banking Group PLC 6.50% 2020	1,090	1,240
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,771
Morocco (Kingdom of) 3.50% 2024	1,400	1,789
American Funds Insurance Series — Global Bond Fund — Page 128 of 184

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 1.50% 2031	€4,100	$4,620
Portuguese Republic 2.875% 2025	7,625	9,934
Portuguese Republic 1.95% 2029	2,110	2,700
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,779
Romania 2.875% 2029	1,640	2,081
Romania 3.50% 2034	835	1,057
Romania 3.875% 2035	2,810	3,670
Romania 3.375% 2038	4,170	5,101
Romania 4.125% 2039	1,550	2,022
Romania 4.625% 2049	12,905	17,913
Romania 4.625% 2049	80	111
Russian Federation 2.875% 2025	2,700	3,451
Russian Federation 2.875% 2025	1,500	1,917
Serbia (Republic of) 1.50% 2029	9,729	11,127
Spain (Kingdom of) 1.45% 2027	8,975	10,990
Spain (Kingdom of) 1.45% 2029	6,910	8,475
Spain (Kingdom of) 2.70% 2048	850	1,268
State Grid Europe Development (2014) PLC 1.50% 2022	194	224
State Grid Overseas Investment Ltd. 1.25% 2022	765	880
State Grid Overseas Investment Ltd. 1.375% 2025	441	517
State Grid Overseas Investment Ltd. 2.125% 2030	200	249
Stryker Corp 0.25% 2024	480	538
Stryker Corp. 0.75% 2029	980	1,102
Stryker Corp. 1.00% 2031	450	502
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	2,275	2,853
Ukraine Government 6.75% 2026	3,119	3,937
Ukraine Government 6.75% 2026	1,225	1,546
UniCredit SpA 5.75% 2025[1]	900	1,052
		379,876
Japanese yen 13.35%
Export-Import Bank of India 0.59% 2022	¥400,000	3,667
Goldman Sachs Group, Inc. 1.00% 2021[3]	28,000	261
Goldman Sachs Group, Inc. 2.80% 2022[3]	100,000	970
Indonesia (Republic of) 0.67% 2021	200,000	1,844
Indonesia (Republic of) 0.54% 2022	100,000	920
Japan, Series 19, 0.10% 2024[2]	2,438,212	22,821
Japan, Series 18, 0.10% 2024[2]	1,966,375	18,378
Japan, Series 20, 0.10% 2025[2]	683,400	6,406
Japan, Series 21, 0.10% 2026[2]	993,223	9,342
Japan, Series 344, 0.10% 2026	605,000	5,650
Japan, Series 346, 0.10% 2027	3,125,000	29,185
Japan, Series 23, 0.10% 2028[2]	2,001,246	18,953
Japan, Series 356, 0.10% 2029	6,560,000	61,085
Japan, Series 24, 0.10% 2029[2]	1,614,981	15,294
Japan, Series 116, 2.20% 2030	1,735,000	19,571
Japan, Series 145, 1.70% 2033	2,210,000	24,705
Japan, Series 21, 2.30% 2035	720,000	8,842
Japan, Series 161, 0.60% 2037	790,000	7,744
Japan, Series 42, 1.70% 2044	911,900	11,047
Japan, Series 57, 0.80% 2047	70,000	714
Japan, Series 59, 0.70% 2048	382,500	3,806
KT Corp. 0.30% 2020	600,000	5,522
KT Corp. 0.31% 2020	100,000	921
American Funds Insurance Series — Global Bond Fund — Page 129 of 184

Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
United Mexican States 0.70% 2021	¥600,000	$5,547
United Mexican States 0.62% 2022	100,000	921
		284,116
Chinese yuan renminbi 3.25%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY49,600	7,199
China (People’s Republic of), Series 1910, 3.86% 2049	172,240	25,394
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,113
China Development Bank Corp., Series 1805, 4.04% 2028	33,000	4,853
China Development Bank Corp., Series 1905, 3.48% 2029	203,200	28,709
		69,268
Malaysian ringgits 1.83%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR61,900	15,312
Malaysia (Federation of), Series 0217, 4.059% 2024	2,000	507
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	510
Malaysia (Federation of), Series 0310, 4.498% 2030	8,420	2,236
Malaysia (Federation of), Series 0418, 4.893% 2038	61,226	17,060
Malaysia (Federation of), Series 0219, 4.467% 2039	9,000	2,386
Malaysia (Federation of), Series 0518, 4.921% 2048	3,000	833
		38,844
Indian rupees 1.66%
India (Republic of) 8.83% 2023	INR469,900	7,119
India (Republic of) 6.97% 2026	396,450	5,616
India (Republic of) 7.59% 2026	277,600	4,051
India (Republic of) 6.79% 2027	525,000	7,337
India (Republic of) 8.24% 2027	180,600	2,725
India (Republic of) 7.17% 2028	226,200	3,235
India (Republic of) 7.59% 2029	95,800	1,406
National Highways Authority of India 7.17% 2021	220,000	3,107
National Highways Authority of India 7.27% 2022	50,000	700
		35,296
Brazilian reais 1.58%
Brazil (Federative Republic of) 0% 2020	BRL91,700	22,329
Brazil (Federative Republic of) 0% 2020	12,100	2,976
Brazil (Federative Republic of) 0% 2021	13,000	3,011
Brazil (Federative Republic of) 10.00% 2025	18,600	5,317
		33,633
South African rand 1.46%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR168,450	8,383
South Africa (Republic of), Series R-2044, 8.75% 2044	192,925	12,121
South Africa (Republic of), Series R-2048, 8.75% 2048	167,350	10,554
		31,058
Danish kroner 1.45%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr44,076	6,844
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	14,470	2,267
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	134,552	20,876
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	6,054	958
		30,945
American Funds Insurance Series — Global Bond Fund — Page 130 of 184

Bonds, notes & other debt instruments (continued) British pounds 1.37%	Principal amount (000)	Value (000)
France Télécom 5.375% 2050	£300	$623
Lloyds Banking Group PLC 7.625% 2025	655	1,108
United Kingdom 2.25% 2023	1,550	2,179
United Kingdom 2.75% 2024	1,210	1,761
United Kingdom 4.25% 2027	2,800	4,730
United Kingdom 3.25% 2044	4,440	8,182
United Kingdom 3.50% 2045	890	1,719
United Kingdom 1.50% 2047	6,490	8,911
		29,213
Canadian dollars 1.29%
Canada 1.00% 2022	C$1,050	795
Canada 2.25% 2025	29,450	23,346
Canada 2.75% 2048	3,500	3,298
		27,439
Mexican pesos 1.26%
Petróleos Mexicanos 7.19% 2024	MXN7,073	342
Petróleos Mexicanos 7.47% 2026	91,927	4,277
United Mexican States, Series M, 7.50% 2027	291,520	16,028
United Mexican States, Series M20, 8.50% 2029	106,000	6,244
		26,891
Norwegian kroner 1.16%
Norway (Kingdom of) 3.75% 2021	NKr111,851	13,170
Norway (Kingdom of) 2.00% 2023	99,579	11,570
		24,740
Israeli shekels 1.11%
Israel (State of) 2.00% 2027	ILS42,900	13,547
Israel (State of) 5.50% 2042	20,200	10,041
		23,588
Polish zloty 0.82%
Poland (Republic of), Series 1021, 5.75% 2021	PLN19,180	5,441
Poland (Republic of), Series 0922, 5.75% 2022	36,700	10,733
Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,363
		17,537
Indonesian rupiah 0.51%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR9,247,000	629
Indonesia (Republic of), Series 78, 8.25% 2029	105,022,000	8,172
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,113
		10,914
Russian rubles 0.49%
Russian Federation 7.00% 2023	RUB120,000	2,012
Russian Federation 6.90% 2029	248,750	4,226
Russian Federation 8.50% 2031	82,440	1,571
Russian Federation 7.70% 2033	22,840	411
Russian Federation 7.25% 2034	121,920	2,119
		10,339
Thai baht 0.43%
Thailand (Kingdom of) 2.125% 2026	THB257,750	9,046
American Funds Insurance Series — Global Bond Fund — Page 131 of 184

Bonds, notes & other debt instruments (continued) South Korean won 0.37%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2712, 2.375% 2027	KRW8,658,930	$7,885
Ukrainian hryvnia 0.36%
Ukraine Government 16.06% 2022	UAH86,536	3,937
Ukraine Government 17.00% 2022	60,180	2,756
Ukraine Government 17.25% 2022	19,484	883
		7,576
Colombian pesos 0.26%
Colombia (Republic of), Series B, 10.00% 2024	COP7,897,500	2,850
Colombia (Republic of), Series B, 6.00% 2028	8,825,000	2,675
		5,525
Australian dollars 0.13%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$3,335	2,686
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,199
Dominican pesos 0.08%
Dominican Republic 9.75% 2026	DOP90,700	1,759
Argentine pesos 0.06%
Argentine Republic 2.50% 2021[2]	ARS151,572	1,182
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 60.528% 2028[5]	13,568	146
		1,328
U.S. dollars 41.38%
Abbott Laboratories 3.40% 2023	$137	144
Abbott Laboratories 3.75% 2026	793	867
AbbVie Inc. 2.50% 2020	3,155	3,160
AbbVie Inc. 2.90% 2022	1,170	1,194
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.20% 2026	2,007	2,078
AbbVie Inc. 4.50% 2035	410	465
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	195	200
ACE INA Holdings Inc. 3.35% 2026	195	207
ACE INA Holdings Inc. 4.35% 2045	425	514
ADT Corp. 3.50% 2022	595	607
AES Corp. 5.50% 2025	250	259
Aetna Inc. 2.80% 2023	340	346
AG Merger Sub II, Inc. 10.75% 2027[3]	204	205
AK Steel Holding Corp. 7.625% 2021	225	227
Albertsons Cos. LLC 4.625% 2027[3]	450	450
Allergan PLC 3.00% 2020	2,820	2,822
Allergan PLC 4.75% 2045	130	141
Allison Transmission Holdings, Inc. 5.00% 2024[3]	455	467
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,6]	650	637
Altice NV 7.50% 2026[3]	275	296
Altice SA 7.625% 2025[3]	450	469
American Funds Insurance Series — Global Bond Fund — Page 132 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 4.50% 2043	$191	$195
Altria Group, Inc. 5.95% 2049	131	159
Amazon.com, Inc. 2.80% 2024	2,920	3,023
Amazon.com, Inc. 3.15% 2027	980	1,037
AMC Networks Inc. 5.00% 2024	50	51
AMC Networks Inc. 4.75% 2025	225	226
American Campus Communities, Inc. 3.75% 2023	1,810	1,886
American Campus Communities, Inc. 4.125% 2024	1,195	1,274
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[3]	355	247
Amgen Inc. 1.85% 2021	420	419
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,428
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,155
Anheuser-Busch InBev NV 4.75% 2029	1,975	2,288
Apple Inc. 2.50% 2022	1,200	1,218
Apple Inc. 3.35% 2027	1,075	1,145
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[5,6]	80	82
Argentine Republic 6.875% 2021	3,575	1,941
Argentine Republic 7.50% 2026	2,200	1,150
Argentine Republic 6.875% 2048	1,695	817
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[5,6]	210	199
Associated Materials, LLC 9.00% 2024[3]	1,069	941
AstraZeneca PLC 3.50% 2023	2,700	2,825
AT&T Inc. 4.250% 2027	3,775	4,145
Autoridad del Canal de Panama 4.95% 2035[3]	1,000	1,168
Avis Budget Group, Inc. 5.50% 2023	220	225
Avis Budget Group, Inc. 5.25% 2025[3]	125	129
B&G Foods, Inc. 5.25% 2025	225	232
Bank of America Corp. 2.625% 2020	1,550	1,559
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,454
Bausch Health Cos. Inc. 5.00% 2028[3]	115	118
Bayer AG 3.375% 2024[3]	840	866
Bayer US Finance II LLC 3.875% 2023[3]	900	945
Bayer US Finance II LLC 4.25% 2025[3]	203	219
Bayerische Motoren Werke AG 2.95% 2022[3]	3,675	3,745
Becton, Dickinson and Co. 3.70% 2027	933	994
Boyd Gaming Corp. 4.75% 2027[3]	265	276
Brandywine Operating Partnership, LP 3.95% 2023	190	197
Braskem SA 4.50% 2030[3]	745	742
Bristol-Myers Squibb Co. 2.90% 2024[3]	2,756	2,845
British American Tobacco International Finance PLC 3.50% 2022[3]	385	396
British American Tobacco PLC 2.789% 2024	1,150	1,160
British American Tobacco PLC 3.215% 2026	955	963
British American Tobacco PLC 3.557% 2027	1,545	1,577
British American Tobacco PLC 3.462% 2029	1,150	1,164
British American Tobacco PLC 4.39% 2037	2,400	2,429
British American Tobacco PLC 4.758% 2049	894	925
Brookfield Property REIT Inc. 5.75% 2026[3]	600	634
Cablevision Systems Corp. 6.75% 2021	950	1,025
Calpine Corp. 5.25% 2026[3]	105	110
Carrizo Oil & Gas Inc. 6.25% 2023	280	285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	450	460
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	475	502
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,748
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	275	281
Centene Corp. 4.75% 2022	540	552
American Funds Insurance Series — Global Bond Fund — Page 133 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.75% 2025	$350	$364
Centene Corp. 4.625% 2029[3]	505	533
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	62	62
CenturyLink, Inc. 6.75% 2023	800	895
CenturyLink, Inc. 7.50% 2024	250	282
CenturyLink, Inc. 5.125% 2026[3]	225	230
CenturyLink, Inc., Series T, 5.80% 2022	325	342
Chemours Co. 6.625% 2023	780	785
Chesapeake Energy Corp. 4.875% 2022	915	725
Chesapeake Energy Corp. 5.75% 2023	460	313
Chesapeake Energy Corp. 11.50% 2025[3]	136	129
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[5,6]	205	212
Cigna Corp. 3.40% 2021	750	768
Cigna Corp. 4.125% 2025	830	901
Citigroup Inc. 2.35% 2021	1,500	1,509
Cleveland-Cliffs Inc. 4.875% 2024[3]	950	973
Cleveland-Cliffs Inc. 5.75% 2025	672	665
Cleveland-Cliffs Inc. 5.875% 2027[3]	1,300	1,250
CMS Energy Corp. 5.05% 2022	392	414
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 3.00% 2026	1,200	1,233
Colombia (Republic of) 3.875% 2027	350	371
Colombia (Republic of) 4.50% 2029	1,165	1,295
Colombia (Republic of) 5.20% 2049	2,420	2,921
Columbia Pipeline Partners LP 3.30% 2020	85	85
Comcast Corp. 3.95% 2025	2,610	2,848
CommScope Finance LLC 6.00% 2026[3]	250	266
Community Health Systems Inc. 5.125% 2021	150	150
Compass Diversified Holdings 8.00% 2026[3]	440	478
Comstock Resources, Inc. 9.75% 2026	375	341
Conagra Brands, Inc. 4.30% 2024	2,380	2,563
CONSOL Energy Inc. 5.875% 2022	1,949	1,955
Consolidated Energy Finance SA 6.50% 2026[3]	185	174
Constellation Oil Services Holding SA 10.00% 2024[3,7,8,9]	2,499	1,187
Consumers Energy Co. 3.375% 2023	345	361
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	7	8
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	23	24
Convey Park Energy LLC 7.50% 2025[3]	125	108
Costa Rica (Republic of) 6.125% 2031[3]	640	682
Crédit Agricole SA 4.375% 2025[3]	1,100	1,183
CVR Partners, LP 9.25% 2023[3]	200	209
CVS Health Corp. 2.80% 2020	430	431
CVS Health Corp. 3.35% 2021	277	282
CVS Health Corp. 3.50% 2022	430	444
CVS Health Corp. 3.70% 2023	710	740
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	2,100	2,096
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	2,275	2,295
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	6,425	6,489
Danske Bank AS 2.70% 2022[3]	1,400	1,410
DaVita HealthCare Partners Inc. 5.00% 2025	230	237
DCP Midstream Operating LP 4.95% 2022	365	380
Deutsche Telekom International Finance BV 1.95% 2021[3]	575	575
Deutsche Telekom International Finance BV 2.82% 2022[3]	1,675	1,700
Deutsche Telekom International Finance BV 4.375% 2028[3]	890	994
Deutsche Telekom International Finance BV 9.25% 2032	930	1,478
American Funds Insurance Series — Global Bond Fund — Page 134 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$675	$370
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[5,6]	114	111
Diebold, Inc. 8.50% 2024	150	145
Dominican Republic 7.50% 2021[3]	1,333	1,387
Dominican Republic 5.50% 2025[3]	1,375	1,484
Dominican Republic 8.625% 2027[3]	225	274
Dominican Republic 6.40% 2049[3]	1,613	1,774
DP World Crescent 4.848% 2028[3]	550	604
Duke Energy Corp. 3.75% 2024	550	583
Duke Energy Corp. 2.65% 2026	2,695	2,707
Duke Energy Progress, LLC 3.70% 2028	1,225	1,340
Dun & Bradstreet Corp. 6.875% 2026[3]	205	227
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[5,6]	225	227
Egypt (Arab Republic of) 5.75% 2020	1,800	1,822
Egypt (Arab Republic of) 7.50% 2027[3]	2,200	2,458
Electricité de France SA 4.875% 2038[3]	795	934
Embarq Corp. 7.995% 2036	330	350
EMD Finance LLC 2.40% 2020[3]	1,485	1,486
EMD Finance LLC 2.95% 2022[3]	225	228
EMD Finance LLC 3.25% 2025[3]	2,950	3,037
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	1,030	1,073
Enbridge Inc. 4.00% 2023	600	634
Enbridge Inc. 4.25% 2026	655	721
Enbridge Inc. 3.70% 2027	754	798
Encompass Health Corp. 4.50% 2028	86	89
Endo International PLC 5.75% 2022[3]	1,155	860
Endo International PLC 6.00% 2025[1,3]	1,075	728
Enel Finance International SA 2.75% 2023[3]	5,000	5,036
Enel Finance International SA 3.625% 2027[3]	2,375	2,460
Enel Finance International SA 3.50% 2028[3]	1,800	1,842
Energy Transfer Partners, LP 4.00% 2027	1,490	1,541
Energy Transfer Partners, LP 4.20% 2027	110	115
Energy Transfer Partners, LP 6.00% 2048	70	82
Energy Transfer Partners, LP 6.25% 2049	910	1,097
Enersis Américas SA 4.00% 2026	650	675
Essex Portfolio LP 3.50% 2025	2,835	2,976
Essex Portfolio LP 3.375% 2026	885	920
Euramax International, Inc. 12.00% 2020[3]	650	645
European Investment Bank 2.25% 2022	700	709
Exelon Corp. 3.40% 2026	1,465	1,530
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	539
Extraction Oil & Gas, Inc. 5.625% 2026[3]	425	256
Exxon Mobil Corp. 2.222% 2021	570	574
Fannie Mae Pool #MA2754 3.00% 2026[4]	225	231
Fannie Mae Pool #AB4281 3.00% 2027[4]	33	34
Fannie Mae Pool #MA3798 3.00% 2034[4]	631	647
Fannie Mae Pool #MA3657 3.00% 2034[4]	61	63
Fannie Mae Pool #AP7888 3.50% 2042[4]	620	655
Fannie Mae Pool #AO4151 3.50% 2042[4]	295	311
Fannie Mae Pool #AQ0770 3.50% 2042[4]	209	223
Fannie Mae Pool #MA3467 4.00% 2048[4]	6,404	6,672
Fannie Mae Pool #FM1437 4.00% 2048[4]	3,737	3,896
Fannie Mae Pool #MA3495 4.00% 2048[4]	2,272	2,367
Fannie Mae Pool #MA3521 4.00% 2048[4]	1,014	1,055
Fannie Mae Pool #MA3443 4.00% 2048[4]	109	113
American Funds Insurance Series — Global Bond Fund — Page 135 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3692 3.50% 2049[4]	$21,336	$21,926
Fannie Mae Pool #MA3775 3.50% 2049[4]	967	994
Fannie Mae Pool #BN6683 3.50% 2049[4]	821	844
Fannie Mae Pool #MA3637 3.50% 2049[4]	32	33
Fannie Mae Pool #MA3776 4.00% 2049[4]	9,182	9,583
Fannie Mae Pool #MA3693 4.00% 2049[4]	6,658	6,924
Fannie Mae Pool #BO2188 4.00% 2049[4]	1,750	1,825
Fannie Mae Pool #FM1238 4.00% 2049[4]	1,262	1,313
Fannie Mae Pool #MA3804 4.00% 2049[4]	1,225	1,280
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,495	1,501
First Quantum Minerals Ltd. 7.25% 2023[3]	875	908
First Quantum Minerals Ltd. 7.50% 2025[3]	1,875	1,921
First Quantum Minerals Ltd. 6.875% 2026[3]	325	330
FirstEnergy Corp. 3.90% 2027	3,915	4,187
FirstEnergy Corp. 3.50% 2028[3]	645	672
FirstEnergy Corp. 4.85% 2047	380	451
France Télécom 9.00% 2031[1]	2,434	3,767
Freddie Mac 3.50% 2048[4]	651	671
Freddie Mac Pool #ZS8588 3.00% 2030[4]	125	128
Freddie Mac Pool #SB8002 3.00% 2034[4]	753	772
Freddie Mac Pool #QN0549 3.00% 2034[4]	677	694
Freddie Mac Pool #ZT2091 3.00% 2034[4]	295	303
Freddie Mac Pool #SB8027 3.00% 2035[4]	443	455
Freddie Mac Pool #ZT1545 4.00% 2048[4]	21,875	22,779
Freddie Mac Pool #SI2002 4.00% 2048[4]	5,587	5,860
Freddie Mac Pool #SD8005 3.50% 2049[4]	4,435	4,557
Freddie Mac Pool #SD8001 3.50% 2049[4]	938	965
Freddie Mac Pool #RA1173 3.50% 2049[4]	892	918
Freddie Mac Pool #ZT1709 3.50% 2049[4]	596	613
Freddie Mac Pool #ZT1951 3.50% 2049[4]	72	74
Freddie Mac Pool #ZT2086 3.50% 2049[4]	54	56
Freddie Mac Pool #ZA7047 3.50% 2049[4]	36	37
Freddie Mac Pool #2B7343 3.767% 2049[4,5]	4,968	5,115
Freddie Mac Pool #ZA6548 4.00% 2049[4]	2,348	2,442
Freddie Mac Pool #ZN4802 4.00% 2049[4]	1,166	1,215
Freddie Mac Pool #SD8003 4.00% 2049[4]	75	78
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	9	8
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	41	37
Freeport-McMoRan Inc. 3.55% 2022	1,287	1,305
Frontier Communications Corp. 11.00% 2025	3,390	1,653
Frontier Communications Corp. 8.00% 2027[3]	225	236
FS Energy and Power Fund 7.50% 2023[3]	325	334
FXI Holdings, Inc. 7.875% 2024[3]	125	120
FXI Holdings, Inc. 12.25% 2026[3]	370	386
General Mills, Inc. 3.20% 2021	455	463
Genesis Energy, LP 6.75% 2022	698	706
Genesis Energy, LP 6.50% 2025	150	146
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	100	108
Gogo Inc. 9.875% 2024[3]	2,090	2,212
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,222
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,213
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,445
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,200
Government National Mortgage Assn. 4.50% 2049[4]	75	78
Government National Mortgage Assn. 4.50% 2050[4,10]	361	377
American Funds Insurance Series — Global Bond Fund — Page 136 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	$9,195	$9,643
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	5,246	5,513
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	564	589
Groupe BPCE SA 5.70% 2023[3]	1,800	1,993
H.I.G. Capital, LLC 6.75% 2024[3]	143	133
Halliburton Co. 3.80% 2025	870	929
Hanesbrands Inc. 4.625% 2024[3]	85	90
Hanesbrands Inc. 4.875% 2026[3]	350	371
Hardwoods Acquisition Inc. 7.50% 2021[3]	228	116
HCA Inc. 5.875% 2023	250	277
HealthSouth Corp. 5.75% 2025	745	783
Hertz Global Holdings Inc. 7.625% 2022[3]	321	335
Hess Midstream Partners LP 5.125% 2028[3]	140	142
Hexion Inc. 7.875% 2027[3]	80	83
Holcim Ltd. 5.15% 2023[3]	1,290	1,386
Honduras (Republic of) 8.75% 2020	1,555	1,641
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	440
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	306
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,510
Humana Inc. 3.85% 2024	1,000	1,063
Hyundai Capital America 2.55% 2020[3]	2,580	2,581
Hyundai Capital America 3.25% 2022[3]	250	255
Hyundai Capital Services Inc. 2.625% 2020[3]	500	501
Hyundai Capital Services Inc. 3.75% 2023[3]	2,450	2,528
Icahn Enterprises Finance Corp. 6.25% 2022	575	587
Icahn Enterprises Finance Corp. 4.75% 2024[3]	225	231
Icahn Enterprises Finance Corp. 5.25% 2027[3]	225	231
iHeartCommunications, Inc. 5.25% 2027[3]	275	288
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,000	2,047
Indonesia (Republic of) 3.75% 2022	1,110	1,148
Indonesia (Republic of) 4.75% 2026	3,500	3,894
Inmarsat PLC 4.875% 2022[3]	350	355
Intelsat Jackson Holding Co. 8.50% 2024[3]	1,625	1,483
International Paper Co. 7.30% 2039	600	831
Intesa Sanpaolo SpA 5.017% 2024[3]	3,270	3,436
Iraq (Republic of) 6.752% 2023[3]	545	559
Jaguar Holding Co. 6.375% 2023[3]	375	388
Jonah Energy LLC 7.25% 2025[3]	200	60
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,035	1,095
JPMorgan Chase & Co. 2.55% 2021	6,039	6,086
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[1]	1,700	1,701
JPMorgan Chase & Co. 3.25% 2022	1,000	1,034
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,078
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,297
Korea Housing Finance Corp. 2.50% 2020[3,4]	2,250	2,263
Korea Housing Finance Corp. 2.00% 2021[3,4]	2,525	2,519
Kraft Heinz Co. 4.375% 2046	825	812
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[5,6]	650	668
Kuwait (State of) 2.75% 2022[3]	3,550	3,610
Liberty Global PLC 5.50% 2028[3]	250	254
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[5,6,9]	574	367
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	2,000	2,321
Lima Metro Line 2 Finance Ltd. 5.875% 2034	754	874
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	630	669
Lockheed Martin Corp. 2.50% 2020	205	206
American Funds Insurance Series — Global Bond Fund — Page 137 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LPL Financial Holdings Inc. 4.625% 2027[3]	$195	$199
LSB Industries, Inc. 9.625% 2023[3]	520	536
LSC Communications, Inc. 8.75% 2023[3]	380	206
Mallinckrodt PLC 4.875% 2020[3]	2,110	1,631
Mallinckrodt PLC 5.75% 2022[3]	195	80
Mattel, Inc. 6.75% 2025[3]	350	377
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[5,6]	388	390
McDermott International, Inc. 10.625% 2024[3,11]	395	35
McDonald’s Corp. 3.35% 2023	1,420	1,479
MDC Partners Inc. 6.50% 2024[3]	320	290
Medtronic, Inc. 3.50% 2025	1,558	1,670
Mexico City Airport Trust 5.50% 2047	432	447
MGM Resorts International 7.75% 2022	200	223
Microsoft Corp. 2.40% 2026	2,688	2,723
Molina Healthcare, Inc. 5.375% 2022	1,375	1,464
Molina Healthcare, Inc. 4.875% 2025[3]	482	497
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	1,534	1,734
Morocco (Kingdom of) 5.50% 2042	3,100	3,809
Murphy Oil Corp. 5.875% 2027	56	59
Navient Corp. 5.50% 2023	2,170	2,322
Navient Corp. 6.125% 2024	175	190
NGL Energy Partners LP 7.50% 2023	155	156
NGL Energy Partners LP 6.125% 2025	670	633
Niagara Mohawk Power Corp. 3.508% 2024[3]	180	189
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[3]	225	232
Noble Corp. PLC 7.95% 2025[1]	150	78
Noble Corp. PLC 8.95% 2045[1]	325	141
Noble Energy, Inc. 4.95% 2047	1,050	1,162
Nova Chemicals Corp. 5.25% 2027[3]	300	309
Oasis Petroleum Inc. 6.875% 2022	455	439
Occidental Petroleum Corp. 4.40% 2049	1,100	1,134
Odebrecht Drilling Norbe 7.63% 2026 (86.90% PIK)[3,9]	13	3
Oracle Corp. 2.65% 2026	2,327	2,380
Oracle Corp. 3.25% 2027	1,880	1,993
Owens & Minor, Inc. 3.875% 2021	800	772
Owens & Minor, Inc. 4.375% 2024	100	76
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[5,6]	356	319
Owl Rock Capital Corp. 4.625% 2024[3]	225	228
Pacific Gas and Electric Co. 2.95% 2026[11]	590	593
Pacific Gas and Electric Co. 3.30% 2027[11]	659	661
Pacific Gas and Electric Co. 4.65% 2028[3,11]	542	561
Pacific Gas and Electric Co. 6.35% 2038[11]	1,566	1,662
Pacific Gas and Electric Co. 3.95% 2047[11]	1,250	1,244
Pakistan (Islamic Republic of) 5.50% 2021[3]	3,535	3,621
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,502
Panama (Republic of) 3.75% 2026[3]	1,440	1,519
Panama (Republic of) 3.16% 2030	3,730	3,848
Panama (Republic of) 4.50% 2050	1,230	1,460
Par Pharmaceutical Cos. Inc. 7.50% 2027[3]	570	569
Paraguay (Republic of) 4.625% 2023	947	1,003
Paraguay (Republic of) 5.00% 2026	235	260
Paraguay (Republic of) 4.70% 2027[3]	350	386
Paraguay (Republic of) 5.60% 2048[3]	2,340	2,746
Peabody Energy Corp. 6.00% 2022[3]	225	220
Pernod Ricard SA 4.45% 2022[3]	730	764
American Funds Insurance Series — Global Bond Fund — Page 138 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$280	$410
Petróleos Mexicanos 6.35% 2048	927	898
PetSmart, Inc. 5.875% 2025[3]	1,165	1,190
PetSmart, Inc. 8.875% 2025[3]	1,515	1,500
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[5,6]	714	699
Pisces Parent LLC 8.00% 2026[3]	505	528
PNC Bank 2.30% 2020	865	866
PNC Bank 2.60% 2020	275	276
Poland (Republic of) 4.00% 2024	980	1,056
Poland (Republic of) 3.25% 2026	4,590	4,876
Progress Energy, Inc. 7.75% 2031	150	211
Prologis, Inc. 4.25% 2023	2,075	2,222
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	555	583
Puget Energy, Inc. 6.50% 2020	335	348
Puget Energy, Inc. 6.00% 2021	1,023	1,086
Puget Energy, Inc. 5.625% 2022	480	515
Qatar (State of) 3.875% 2023[3]	475	502
Qatar (State of) 4.50% 2028[3]	3,205	3,678
Qatar (State of) 5.103% 2048[3]	530	682
R.R. Donnelley & Sons Co. 6.50% 2023	225	231
Rabobank Nederland 4.625% 2023	2,180	2,366
Rayonier Advanced Materials Inc. 5.50% 2024[3]	550	415
Realogy Corp. 5.25% 2021[3]	175	177
Realogy Corp. 4.875% 2023[3]	605	596
Realogy Corp. 9.375% 2027[3]	275	288
Reynolds American Inc. 3.25% 2020	640	643
Reynolds American Inc. 4.00% 2022	455	474
Reynolds American Inc. 4.45% 2025	2,115	2,277
Ryerson Inc. 11.00% 2022[3]	560	592
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	761
Santander Holdings USA, Inc. 3.244% 2026[3]	3,750	3,793
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,900	1,933
Saudi Arabia (Kingdom of) 3.628% 2027[3]	1,900	2,018
Saudi Arabia (Kingdom of) 3.625% 2028[3]	3,840	4,062
Scentre Group 3.50% 2025[3]	210	218
Scentre Group 3.75% 2027[3]	110	115
Schlumberger BV 4.00% 2025[3]	935	1,007
Scientific Games Corp. 8.25% 2026[3]	420	464
Scientific Games Corp. 7.00% 2028[3]	60	64
Scientific Games Corp. 7.25% 2029[3]	80	87
Shell International Finance BV 1.75% 2021	1,740	1,739
Shell International Finance BV 3.50% 2023	3,808	4,010
Shire PLC 2.40% 2021	3,930	3,952
Shire PLC 2.875% 2023	818	833
Shire PLC 3.20% 2026	405	417
Sirius XM Radio Inc. 3.875% 2022[3]	550	563
Sirius XM Radio Inc. 4.625% 2024[3]	360	379
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,264
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,132
South Africa (Republic of) 5.50% 2020	1,900	1,913
Springleaf Finance Corp. 6.125% 2024	650	713
Sprint Corp. 7.625% 2026	300	331
Sprint Corp. 6.875% 2028	975	1,052
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,930
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	1,700	1,731
American Funds Insurance Series — Global Bond Fund — Page 139 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$1,600	$1,608
Staples, Inc. 7.50% 2026[3]	1,550	1,611
Starwood Property Trust, Inc. 5.00% 2021	350	364
State Grid Overseas Investment Ltd. 3.50% 2027[3]	5,600	5,865
Statoil ASA 3.70% 2024	1,950	2,078
Statoil ASA 4.25% 2041	1,000	1,157
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	800	894
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,075	2,228
Talen Energy Corp. 10.50% 2026[3]	105	100
Talen Energy Corp. 7.25% 2027[3]	210	221
Targa Resources Partners LP 5.875% 2026	175	186
Targa Resources Partners LP 5.50% 2030[3]	380	391
Team Health Holdings, Inc. 6.375% 2025[3]	1,185	794
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[5,6]	20	16
Teco Finance, Inc. 5.15% 2020	75	75
Teekay Corp. 9.25% 2022[3]	520	549
Teekay Offshore Partners LP 8.50% 2023[3]	550	546
Tenet Healthcare Corp. 4.625% 2024	396	406
Tenet Healthcare Corp. 4.875% 2026[3]	1,850	1,940
Teva Pharmaceutical Finance Co. BV 2.20% 2021	99	96
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,026	1,883
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,430	1,450
Teva Pharmaceutical Finance Co. BV 7.125% 2025[3]	210	216
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,420	2,021
TPC Group Inc. 10.50% 2024[3]	45	45
Transocean Inc. 9.00% 2023[3]	269	285
Trilogy International Partners, LLC 8.875% 2022[3]	1,375	1,296
Tronox Ltd. 6.50% 2026[3]	575	594
Turkey (Republic of) 6.25% 2022	1,880	1,968
Turkey (Republic of) 5.75% 2024	2,500	2,562
U.S. Treasury 2.50% 2020	7,900	7,928
U.S. Treasury 1.50% 2021	5,500	5,492
U.S. Treasury 2.625% 2023	6,900	7,111
U.S. Treasury 2.75% 2023	2,270	2,351
U.S. Treasury 1.50% 2024[12]	38,920	38,608
U.S. Treasury 1.875% 2024[12]	4,515	4,555
U.S. Treasury 2.75% 2025	10,140	10,683
U.S. Treasury 2.875% 2025	5,400	5,738
U.S. Treasury 2.25% 2027[12]	9,000	9,258
U.S. Treasury 2.75% 2028[12]	7,600	8,095
U.S. Treasury 2.875% 2028[12]	19,850	21,358
U.S. Treasury 1.625% 2029	12,500	12,176
U.S. Treasury 2.75% 2047[12]	1,625	1,744
U.S. Treasury 3.00% 2048[12]	8,325	9,378
U.S. Treasury 3.00% 2049[12]	3,340	3,768
U.S. Treasury Inflation-Protected Security 0.375% 2025[2,12]	5,968	6,095
U.S. Treasury Inflation-Protected Security 0.25% 2029[2,12]	13,782	13,935
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,12]	78,843	83,772
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,12]	712	741
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,343	1,362
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,12]	5,852	6,915
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,12]	29,605	32,951
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[9]	520	86
UniCredit SpA 3.75% 2022[3]	1,750	1,793
American Funds Insurance Series — Global Bond Fund — Page 140 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UniCredit SpA 4.625% 2027[3]	$2,890	$3,062
Uniform Mortgage-Backed Security 3.00% 2035[4,10]	5,457	5,588
Unisys Corp. 10.75% 2022[3]	325	350
United Technologies Corp. 4.125% 2028	1,900	2,140
UnitedHealth Group Inc. 2.70% 2020	520	522
Univision Communications Inc. 5.125% 2023[3]	775	775
Valaris PLC 7.75% 2026	525	298
Valaris PLC 5.75% 2044	430	195
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,350	1,398
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,095	1,260
Venator Materials Corp. 5.75% 2025[3]	625	578
Veritas Holdings Ltd. 7.50% 2023[3]	600	600
Veritas Holdings Ltd. 10.50% 2024[3]	200	186
Vine Oil & Gas LP 8.75% 2023[3]	175	86
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	1,900	1,931
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	1,900	1,965
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	1,700	1,811
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	1,280	1,417
Wal-Mart Stores, Inc. 2.85% 2024	1,655	1,717
Warrior Met Coal, Inc. 8.00% 2024[3]	329	334
WEA Finance LLC 3.25% 2020[3]	530	534
WEA Finance LLC 3.75% 2024[3]	535	563
Weatherford International PLC 11.00% 2024[3]	1,222	1,324
Wesco Aircraft Holdings, Inc. 9.00% 2026[3]	355	373
Westfield Corp. Ltd. 3.15% 2022[3]	245	250
Williams Partners LP 4.125% 2020	375	380
Williams Partners LP 4.30% 2024	820	875
WM. Wrigley Jr. Co. 3.375% 2020[3]	515	520
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	868	911
Xerox Corp. 4.125% 2023	97	101
Ziggo Bond Finance BV 5.50% 2027[3]	625	665
Zimmer Holdings, Inc. 3.15% 2022	790	807
		880,866
Total bonds, notes & other debt instruments (cost: $1,932,196,000)		1,992,567
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	8	10
Total convertible bonds (cost: $8,000)		10
Convertible stocks 0.04% U.S. dollars 0.04%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[7,8]	850	847
Total convertible stocks (cost: $816,000)		847
American Funds Insurance Series — Global Bond Fund — Page 141 of 184

Common stocks 0.05% U.S. dollars 0.05%	Shares	Value (000)
Weatherford International[13]	29,932	$837
Tribune Resources, Inc.[7,13]	158,988	258
Advanz Pharma Corp.[13,14]	9,130	27
Advanz Pharma Corp.[13]	6,028	17
Corporate Risk Holdings I, Inc.[7,8,13]	25,840	3
Total common stocks (cost: $2,504,000)		1,142
Rights & warrants 0.01% U.S. dollars 0.01%
Sable Permian Resources, LLC, warrants, expire 2024[3,7,8,13]	1,785	129
Tribune Resources, Inc., Class A, warrants, expire 2023[7,8,13]	53,128	1
Tribune Resources, Inc., Class B, warrants, expire 2023[7,8,13]	41,322	—[15]
Tribune Resources, Inc., Class C, warrants, expire 2023[7,8,13]	39,060	—[15]
Associated Materials, LLC, warrants, expire 2023[7,8,13]	12,075	—[15]
Total rights & warrants (cost: $427,000)		130
Short-term securities 5.83% Money market investments 3.65%
Capital Group Central Cash Fund 1.73%[16]	777,446	77,745
Other short-term securities 2.18%	Principal amount (000)
Argentinian Treasury Bills (13.53%)–0.23% due 7/29/2020–7/31/2020	ARS76,794	944
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$24,270	18,446
Egyptian Treasury Bill 14.11% due 4/7/2020	EGP31,700	1,906
Greek Treasury Bill (0.03%) due 6/5/2020	€7,275	8,167
Nigerian Treasury Bills 12.34%–12.92% due 1/9/2020–3/5/2020	NGN3,125,000	8,516
United Kingdom Treasury Bill 0.70% due 4/14/2020	£6,410	8,473
		46,452
Total short-term securities (cost: $125,174,000)		124,197
Total investment securities 99.54% (cost: $2,061,125,000)		2,118,893
Other assets less liabilities 0.46%		9,751
Net assets 100.00%		$2,128,644
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	410	April 2020	$82,000	$88,355	$(46)
5 Year U.S. Treasury Note Futures	Long	922	April 2020	92,200	109,358	(407)
10 Year Euro-Bund Futures	Short	92	March 2020	€(9,200)	(17,594)	76
10 Year U.S. Treasury Note Futures	Long	165	March 2020	$16,500	21,189	(197)
20 Year U.S. Treasury Bond Futures	Long	37	March 2020	3,700	5,768	(129)
American Funds Insurance Series — Global Bond Fund — Page 142 of 184

Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Year Euro-Buxl Futures	Long	42	March 2020	€4,200	$9,346	$(260)
30 Year Ultra U.S. Treasury Bond Futures	Short	28	March 2020	$(2,800)	(5,086)	158
						$(805)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
AUD10,600	USD7,267	Goldman Sachs	1/6/2020	$173
EUR2,575	USD2,859	JPMorgan Chase	1/6/2020	31
EUR2,800	USD3,113	Standard Chartered Bank	1/6/2020	29
THB20	USD1	JPMorgan Chase	1/6/2020	—[15]
USD11,342	ILS39,170	JPMorgan Chase	1/6/2020	(4)
USD3,598	ZAR53,200	Citibank	1/6/2020	(198)
USD10,597	JPY1,149,000	UBS AG	1/7/2020	18
USD592	ZAR8,780	Morgan Stanley	1/7/2020	(35)
JPY1,496,000	USD13,823	JPMorgan Chase	1/7/2020	(48)
USD2,740	MXN54,000	Goldman Sachs	1/7/2020	(113)
USD10,625	EUR9,610	HSBC Bank	1/7/2020	(159)
USD5,087	ZAR74,900	Bank of America	1/7/2020	(256)
USD5,533	ZAR82,000	JPMorgan Chase	1/7/2020	(317)
EUR6,400	USD7,142	Citibank	1/8/2020	41
CZK165,000	EUR6,461	Goldman Sachs	1/8/2020	28
USD11,470	JPY1,244,630	UBS AG	1/8/2020	10
USD1,516	CNH10,700	HSBC Bank	1/8/2020	(21)
USD7,105	EUR6,400	Goldman Sachs	1/8/2020	(77)
CLP12,189,000	USD15,324	Morgan Stanley	1/9/2020	888
AUD5,850	USD3,994	Citibank	1/9/2020	112
EUR6,815	USD7,578	Morgan Stanley	1/9/2020	71
GBP2,800	USD3,683	Bank of America	1/9/2020	27
USD7,142	EUR6,400	Citibank	1/9/2020	(41)
USD1,225	CLP982,000	Bank of America	1/9/2020	(82)
USD2,071	CLP1,654,653	Citibank	1/9/2020	(130)
USD7,386	BRL31,080	Goldman Sachs	1/9/2020	(338)
USD4,981	CLP4,000,347	Citibank	1/9/2020	(340)
USD6,794	CLP5,552,000	HSBC Bank	1/9/2020	(591)
USD1,522	INR109,575	JPMorgan Chase	1/10/2020	(12)
EUR7,100	USD7,883	HSBC Bank	1/13/2020	88
GBP7,659	USD10,086	Bank of America	1/13/2020	63
USD829	EUR745	Standard Chartered Bank	1/13/2020	(8)
USD4,717	EUR4,249	HSBC Bank	1/13/2020	(53)
EUR9,079	USD10,137	Bank of New York Mellon	1/15/2020	56
KRW10,058,500	USD8,651	Standard Chartered Bank	1/15/2020	50
GBP15,670	EUR18,547	Goldman Sachs	1/15/2020	(59)
CLP10,219,000	USD13,139	Goldman Sachs	1/16/2020	454
GBP18,640	USD24,544	HSBC Bank	1/16/2020	159
ILS12,500	USD3,581	Bank of America	1/16/2020	42
American Funds Insurance Series — Global Bond Fund — Page 143 of 184

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
JPY1,900,496	USD17,468	Citibank	1/16/2020	$40
CHF1,000	USD1,019	Citibank	1/16/2020	15
CAD880	USD668	JPMorgan Chase	1/16/2020	10
USD818	INR58,300	Standard Chartered Bank	1/16/2020	2
USD7,771	CLP5,841,270	Goldman Sachs	1/16/2020	1
USD9,358	ILS32,500	UBS AG	1/16/2020	(61)
USD7,864	MXN150,700	Citibank	1/16/2020	(87)
EUR21,331	NOK216,090	Bank of America	1/16/2020	(664)
JPY2,842,160	USD26,002	Barclays Bank PLC	1/17/2020	181
EUR7,460	USD8,345	Bank of America	1/17/2020	32
EUR6,190	USD6,925	Citibank	1/17/2020	26
EUR3,200	USD3,582	Standard Chartered Bank	1/17/2020	11
USD20,818	EUR18,600	Morgan Stanley	1/17/2020	(68)
AUD21,200	USD14,619	Citibank	1/21/2020	266
MXN172,760	USD9,081	Standard Chartered Bank	1/21/2020	26
JPY398,400	USD3,649	UBS AG	1/21/2020	22
USD9,099	MXN172,760	UBS AG	1/21/2020	(8)
USD4,856	MYR20,120	HSBC Bank	1/21/2020	(59)
GBP5,460	USD7,302	Standard Chartered Bank	1/21/2020	(65)
EUR23,977	USD26,822	Citibank	1/23/2020	113
JPY1,354,660	USD12,395	Goldman Sachs	1/23/2020	89
USD3,582	INR254,800	HSBC Bank	1/23/2020	20
USD3,158	MXN59,979	UBS AG	1/23/2020	(2)
USD3,400	CNH23,800	JPMorgan Chase	1/23/2020	(18)
USD4,756	CNH33,330	UBS AG	1/23/2020	(30)
USD33,503	EUR29,950	Morgan Stanley	1/23/2020	(141)
USD1,658	COP5,509,000	Citibank	1/24/2020	(16)
USD7,324	AUD10,670	Citibank	1/24/2020	(169)
EUR25,135	USD28,021	Standard Chartered Bank	1/27/2020	221
USD4,205	INR299,650	Standard Chartered Bank	1/27/2020	19
USD514	BRL2,100	JPMorgan Chase	1/27/2020	(7)
USD5,822	EUR5,220	JPMorgan Chase	1/27/2020	(44)
EUR5,010	USD5,594	Standard Chartered Bank	1/30/2020	36
CNH60,800	USD8,591	Standard Chartered Bank	2/10/2020	135
CNH18,800	USD2,668	Standard Chartered Bank	2/10/2020	30
USD3,927	CNH27,700	HSBC Bank	2/10/2020	(48)
USD19,976	CNH142,790	Standard Chartered Bank	2/10/2020	(517)
USD7,131	MXN141,260	JPMorgan Chase	3/4/2020	(269)
EUR27,760	USD31,090	HSBC Bank	3/17/2020	200
USD4,553	EUR3,940	Bank of America	3/26/2020	109
EUR2,580	USD2,888	HSBC Bank	3/26/2020	22
USD393	EUR340	JPMorgan Chase	3/26/2020	10
USD2,937	BRL12,100	JPMorgan Chase	4/1/2020	(59)
USD21,630	BRL91,700	Citibank	7/1/2020	(972)
				$(2,210)
American Funds Insurance Series — Global Bond Fund — Page 144 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€64,700	$(156)	$—	$(156)
(0.356)%	6-month EURIBOR	8/9/2024	60,000	(511)	—	(511)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF2,335,000	106	—	106
6-month PLN-WIBOR	1.90%	11/12/2029	PLN30,800	(26)	—	(26)
6-month PLN-WIBOR	1.88%	11/20/2029	30,710	(11)	—	(11)
3-month USD-LIBOR	2.0105%	12/18/2049	$3,125	59	—	59
					$—	$(539)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 12/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$3,377	$2,646	$731
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,840,000, which represented 8.73% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,927,000, which represented .18% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,425,000, which represented .11% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Purchased on a TBA basis.
[11]	Scheduled interest and/or principal payment was not received.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,498,000, which represented .45% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 12/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$116	$27.00%
American Funds Insurance Series — Global Bond Fund — Page 145 of 184

Key to abbreviations and symbols
ARS = Argentine pesos	ILS = Israeli shekels
AUD/A$ = Australian dollars	INR = Indian rupees
BRL = Brazilian reais	JPY/¥ = Japanese yen
BUBOR = Budapest Interbank Offered Rate	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	NOK/NKr = Norwegian kroner
CZK = Czech korunas	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
DOP = Dominican pesos	TBA = To-be-announced
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	UAH = Ukrainian hryvnia
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
HUF = Hungarian forints	WIBOR = Warsaw Interbank Offer Rate
IDR = Indonesian rupiah	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 146 of 184

High-Income Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 92.80% Corporate bonds & notes 92.80% Communication services 16.19%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$505	$522
Altice NV 6.625% 2023[1]	835	851
Altice NV 7.50% 2026[1]	1,150	1,238
Altice SA 7.625% 2025[1]	3,275	3,414
AMC Networks Inc. 5.00% 2024	175	179
AMC Networks Inc. 4.75% 2025	900	905
Cablevision Systems Corp. 6.75% 2021	5,025	5,419
Cablevision Systems Corp. 5.75% 2030[1]	1,175	1,256
CBS Corp. 7.25% 2024[1]	350	369
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	2,925	2,973
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	1,050	1,074
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	363
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	871
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,817
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	550	581
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	300	315
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	1,150	1,230
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	2,790	2,851
CenturyLink, Inc. 6.75% 2023	7,100	7,940
CenturyLink, Inc. 7.50% 2024	700	791
CenturyLink, Inc. 5.125% 2026[1]	2,975	3,035
CenturyLink, Inc., Series T, 5.80% 2022	200	211
Cinemark USA, Inc. 4.875% 2023	550	560
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	2,314	2,568
CSC Holdings, LLC 5.50% 2026[1]	1,300	1,379
Cumulus Media New Holdings Inc. 6.75% 2026[1]	2,565	2,753
Diamond Sports Group LLC 5.375% 2026[1]	2,400	2,432
Diamond Sports Group LLC 6.625% 2027[1]	1,051	1,024
DISH DBS Corp. 5.125% 2020	1,000	1,007
DISH DBS Corp. 6.75% 2021	1,100	1,158
Embarq Corp. 7.995% 2036	1,275	1,351
Entercom Media Corp. 6.50% 2027[1]	375	402
Frontier Communications Corp. 8.50% 2020	825	494
Frontier Communications Corp. 9.25% 2021	1,300	637
Frontier Communications Corp. 10.50% 2022	5,080	2,491
Frontier Communications Corp. 11.00% 2025	16,070	7,834
Frontier Communications Corp. 8.50% 2026[1]	1,775	1,800
Frontier Communications Corp. 8.00% 2027[1]	3,810	3,989
Getty Images Inc. 9.75% 2027[1]	675	672
Gogo Inc. 9.875% 2024[1]	14,750	15,610
Gray Television, Inc. 7.00% 2027[1]	1,225	1,364
iHeartCommunications, Inc. 6.375% 2026	828	900
iHeartCommunications, Inc. 5.25% 2027[1]	3,993	4,185
iHeartCommunications, Inc. 8.375% 2027	1,407	1,557
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 4.875% 2022[1]	$2,325	$2,358
Inmarsat PLC 6.75% 2026[1]	3,375	3,599
Intelsat Jackson Holding Co. 5.50% 2023	2,210	1,903
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	257
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,100	5,569
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	2,900	2,943
LCPR Senior Secured Financing Designated Activity Co. 6.75% 2027[1]	1,075	1,141
Level 3 Communications, Inc. 3.875% 2029[1]	1,450	1,464
Liberty Global PLC 5.50% 2028[1]	775	787
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[2,3,4]	2,676	1,707
Live Nation Entertainment, Inc. 5.625% 2026[1]	425	454
Live Nation Entertainment, Inc. 4.75% 2027[1]	649	673
Loral Space & Communications Inc. 4.875% 2027[1]	450	459
Match Group, Inc. 5.00% 2027[1]	175	183
Match Group, Inc. 5.625% 2029[1]	1,425	1,522
MDC Partners Inc. 6.50% 2024[1]	9,510	8,630
Meredith Corp. 6.875% 2026	4,250	4,431
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,330
Netflix, Inc. 5.375% 2029[1]	1,425	1,520
Netflix, Inc. 4.875% 2030[1]	2,585	2,630
Nexstar Broadcasting, Inc. 5.625% 2024[1]	950	992
Nexstar Escrow Corp. 5.625% 2027[1]	2,090	2,206
Numericable Group SA 7.375% 2026[1]	2,400	2,581
OUTFRONT Media Cap LLC 5.00% 2027[1]	905	950
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,087
Sinclair Broadcast Group, Inc. 5.50% 2030[1]	900	922
Sirius XM Radio Inc. 3.875% 2022[1]	2,650	2,713
Sirius XM Radio Inc. 4.625% 2023[1]	900	915
Sirius XM Radio Inc. 4.625% 2024[1]	1,495	1,573
Sirius XM Radio Inc. 5.50% 2029[1]	1,100	1,191
Sprint Corp. 7.25% 2021	690	731
Sprint Corp. 11.50% 2021	2,930	3,353
Sprint Corp. 7.875% 2023	1,580	1,747
Sprint Corp. 7.125% 2024	750	811
Sprint Corp. 7.625% 2026	1,600	1,767
Sprint Corp. 6.875% 2028	5,395	5,823
Sprint Corp. 8.75% 2032	2,800	3,404
TEGNA Inc. 5.00% 2029[1]	850	866
Terrier Media Buyer (3-month USD-LIBOR + 4.00%) 6.148% 2026[2,4]	875	885
Terrier Media Buyer, Inc. 8.875% 2027[1]	875	928
T-Mobile US, Inc. 6.375% 2025	875	906
T-Mobile US, Inc. 6.50% 2026	900	967
Trilogy International Partners, LLC 8.875% 2022[1]	5,400	5,091
Twitter, Inc. 3.875% 2027[1]	1,240	1,242
Univision Communications Inc. 5.125% 2023[1]	6,200	6,200
Univision Communications Inc. 5.125% 2025[1]	3,650	3,618
Warner Music Group 5.00% 2023[1]	1,200	1,231
Warner Music Group 4.875% 2024[1]	1,000	1,038
Warner Music Group 5.50% 2026[1]	1,000	1,055
Zayo Group Holdings, Inc. 6.00% 2023	900	922
Zayo Group Holdings, Inc. 6.375% 2025	300	310
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Zayo Group Holdings, Inc. 5.75% 2027[1]	$200	$204
Ziggo Bond Finance BV 5.50% 2027[1]	3,400	3,619
		205,013
Health care 15.42%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.549% 2026[2,4]	854	859
Bausch Health Cos. Inc. 5.00% 2028[1]	2,655	2,732
Bausch Health Cos. Inc. 7.00% 2028[1]	1,510	1,664
Bausch Health Cos. Inc. 5.25% 2030[1]	2,790	2,900
Centene Corp. 4.75% 2022	4,580	4,680
Centene Corp. 6.125% 2024	1,500	1,558
Centene Corp. 4.75% 2025	1,425	1,483
Centene Corp. 5.375% 2026[1]	3,475	3,694
Centene Corp. 4.25% 2027[1]	4,625	4,767
Centene Corp. 4.625% 2029[1]	6,985	7,374
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	953
Charles River Laboratories International, Inc. 4.25% 2028[1]	2,190	2,235
Community Health Systems Inc. 5.125% 2021	550	551
Concordia International Corp. 8.00% 2024	34	32
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.447% 2024[2,4]	92	86
DaVita HealthCare Partners Inc. 5.125% 2024	1,000	1,027
DaVita HealthCare Partners Inc. 5.00% 2025	965	995
Eagle Holding Co. II, LLC 7.625% 2022[1,3]	1,250	1,273
Eagle Holding Co. II, LLC 7.75% 2022[1,3]	2,410	2,451
Encompass Health Corp. 4.50% 2028	903	937
Encompass Health Corp. 4.75% 2030	740	769
Endo International PLC 5.75% 2022[1]	3,525	2,626
Endo International PLC 6.00% 2023[1]	4,754	3,447
Endo International PLC 5.875% 2024[1]	2,450	2,384
Endo International PLC 6.00% 2025[1,5]	5,030	3,406
HCA Inc. 7.50% 2022	360	398
HCA Inc. 5.875% 2023	1,925	2,131
HCA Inc. 5.875% 2026	650	740
HCA Inc. 4.50% 2027	350	378
HCA Inc. 5.625% 2028	1,475	1,684
HCA Inc. 5.50% 2047	756	868
HCA Inc. 5.25% 2049	69	77
HealthSouth Corp. 5.75% 2024	744	754
HealthSouth Corp. 5.75% 2025	1,380	1,450
Hill-Rom Holdings, Inc. 4.375% 2027[1]	1,576	1,626
IMS Health Holdings, Inc. 5.00% 2026[1]	3,460	3,658
Jaguar Holding Co. 6.375% 2023[1]	2,425	2,509
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,781
Mallinckrodt International Finance SA 5.50% 2025[1]	1,300	465
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,610
Mallinckrodt PLC 5.75% 2022[1]	1,175	485
Molina Healthcare, Inc. 5.375% 2022	10,235	10,898
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,797
NVA Holdings Inc. 6.875% 2026[1]	1,490	1,615
Owens & Minor, Inc. 3.875% 2021	2,850	2,751
Owens & Minor, Inc. 4.375% 2024	200	153
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[2,4]	1,728	1,551
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,741
PAREXEL International Corp. 6.375% 2025[1]	2,305	2,305
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Prestige Brands International Inc. 6.375% 2024[1]	$810	$844
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[2,3,4,6,7]	5,665	5,721
Select Medical Holdings Corp. 6.25% 2026[1]	1,394	1,512
Surgery Center Holdings 10.00% 2027[1]	1,055	1,161
Team Health Holdings, Inc. 6.375% 2025[1]	5,600	3,754
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[2,4]	85	69
Tenet Healthcare Corp. 8.125% 2022	4,600	5,097
Tenet Healthcare Corp. 4.625% 2024	2,892	2,967
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	10,067
Tenet Healthcare Corp. 5.125% 2027[1]	1,225	1,295
Teva Pharmaceutical Finance Co. BV 2.20% 2021	406	394
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,891	6,406
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	8,307
Teva Pharmaceutical Finance Co. BV 7.125% 2025[1]	2,735	2,815
Teva Pharmaceutical Finance Co. BV 3.15% 2026	3,335	2,785
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,050	2,085
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	3,570	3,603
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,430	12,869
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,815	2,069
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,373
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	850	970
Vizient Inc. 6.25% 2027[1]	240	257
WellCare Health Plans, Inc. 5.375% 2026[1]	500	533
		195,261
Materials 12.07%
AK Steel Holding Corp. 7.625% 2021	3,325	3,360
AK Steel Holding Corp. 7.00% 2027	450	455
Ardagh Group SA 6.50% 2027[1,3]	1,185	1,227
Ardagh Packaging Finance 6.00% 2025[1]	3,310	3,480
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,504
Ball Corp. 4.375% 2020	450	460
Ball Corp. 5.00% 2022	825	874
Berry Plastics Corp. 5.50% 2022	585	593
Blue Cube Spinco Inc. 10.00% 2025	1,000	1,108
Braskem Idesa Sapi 7.45% 2029[1]	860	918
BWAY Parent Co., Inc. 5.50% 2024[1]	2,840	2,933
Carlyle Group LP 8.75% 2023[1,3]	450	460
Cascades Inc. 5.125% 2026[1]	750	772
Chemours Co. 6.625% 2023	3,940	3,963
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,375	5,505
Cleveland-Cliffs Inc. 5.75% 2025	6,831	6,758
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,969
Consolidated Energy Finance SA 6.50% 2026[1]	2,395	2,252
CVR Partners, LP 9.25% 2023[1]	700	733
Cydsa SAB de CV 6.25% 2027[1]	455	469
First Quantum Minerals Ltd. 7.00% 2021[1]	380	382
First Quantum Minerals Ltd. 7.25% 2022[1]	2,425	2,441
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,455
First Quantum Minerals Ltd. 6.50% 2024[1]	2,860	2,873
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	11,373
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	5,148
Freeport-McMoRan Inc. 3.55% 2022	4,786	4,854
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Inc. 3.875% 2023	$400	$408
FXI Holdings, Inc. 7.875% 2024[1]	5,105	4,914
Greif, Inc. 6.50% 2027[1]	725	784
H.I.G. Capital, LLC 6.75% 2024[1]	534	498
Hexion Inc. 7.875% 2027[1]	1,910	1,991
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,445
LSB Industries, Inc. 9.625% 2023[1]	5,010	5,159
Mineral Resources Ltd. 8.125% 2027[1]	2,230	2,453
Neon Holdings, Inc. 10.125% 2026[1]	3,045	3,037
Nova Chemicals Corp. 4.875% 2024[1]	750	776
Nova Chemicals Corp. 5.25% 2027[1]	3,300	3,397
Novelis Corp. 6.25% 2024[1]	860	904
Novelis Corp. 5.875% 2026[1]	950	1,013
OCI NV 5.25% 2024[1]	1,470	1,532
Owens-Illinois, Inc. 5.00% 2022[1]	560	582
Owens-Illinois, Inc. 5.875% 2023[1]	2,530	2,706
Owens-Illinois, Inc. 6.375% 2025[1]	705	772
Plastipak Holdings, Inc. 6.25% 2025[1]	200	173
Platform Specialty Products Corp. 5.875% 2025[1]	1,030	1,080
Rayonier Advanced Materials Inc. 5.50% 2024[1]	2,135	1,613
Reynolds Group Inc. 5.75% 2020	315	316
Ryerson Inc. 11.00% 2022[1]	5,191	5,489
S.P.C.M. SA 4.875% 2025[1]	1,675	1,746
Scotts Miracle-Gro Co. 4.50% 2029[1]	1,180	1,209
Sealed Air Corp. 4.875% 2022[1]	1,000	1,062
Sealed Air Corp. 5.25% 2023[1]	405	432
Sealed Air Corp. 4.00% 2027[1]	988	1,003
Silgan Holdings Inc. 4.125% 2028[1]	1,177	1,180
Standard Industries Inc. 6.00% 2025[1]	550	580
Starfruit US Holdco LLC 8.00% 2026[1]	1,410	1,498
Summit Materials, Inc. 6.125% 2023	1,720	1,750
Summit Materials, Inc. 6.50% 2027[1]	545	587
TPC Group Inc. 10.50% 2024[1]	2,913	2,941
Trivium Packaging BV 5.50% 2026[1]	1,504	1,588
Trivium Packaging BV 8.50% 2027[1]	509	567
Tronox Ltd. 5.75% 2025[1]	700	715
Tronox Ltd. 6.50% 2026[1]	3,300	3,408
United States Steel Corp. 6.875% 2025	650	608
Univar Solutions USA Inc. 5.125% 2027[1]	900	941
Venator Materials Corp. 5.75% 2025[1]	6,535	6,045
Warrior Met Coal, Inc. 8.00% 2024[1]	1,260	1,280
Zekelman Industries Inc. 9.875% 2023[1]	328	345
		152,846
Energy 10.52%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[1]	1,934	1,344
Antero Resources Corp. 5.375% 2024	1,050	976
Ascent Resources - Utica LLC 10.00% 2022[1]	685	683
Ascent Resources - Utica LLC 7.00% 2026[1]	1,550	1,241
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[2,4]	1,329	1,259
Berry Petroleum Corp. 7.00% 2026[1]	250	232
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,276
California Resources Corp. 8.00% 2022[1]	865	374
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.555% 2022[2,4]	950	849
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Carrizo Oil & Gas Inc. 6.25% 2023	$1,865	$1,897
Centennial Resource Production, LLC 6.875% 2027[1]	705	735
Cheniere Energy Partners, LP 4.50% 2029[1]	3,134	3,226
Cheniere Energy, Inc. 7.00% 2024	1,575	1,818
Cheniere Energy, Inc. 5.875% 2025	750	845
Cheniere Energy, Inc. 3.70% 2029[1]	334	341
Chesapeake Energy Corp. 4.875% 2022	4,300	3,409
Chesapeake Energy Corp. 11.50% 2025[1]	2,824	2,676
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[2,4]	1,245	1,286
Citgo Holding, Inc. 9.25% 2024[1]	909	977
Comstock Resources, Inc. 9.75% 2026	3,400	3,094
CONSOL Energy Inc. 5.875% 2022	7,366	7,390
Constellation Oil Services Holding SA 10.00% 2024[1,3,6,7]	7,096	3,371
Convey Park Energy LLC 7.50% 2025[1]	950	820
DCP Midstream Operating LP 4.95% 2022	1,405	1,462
Denbury Resources Inc. 9.00% 2021[1]	1,656	1,606
Denbury Resources Inc. 7.75% 2024[1]	100	89
Diamond Offshore Drilling, Inc. 7.875% 2025	1,175	1,025
Diamond Offshore Drilling, Inc. 4.875% 2043	2,760	1,514
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	63
Extraction Oil & Gas, Inc. 5.625% 2026[1]	1,890	1,139
Genesis Energy, LP 6.75% 2022	3,135	3,172
Genesis Energy, LP 6.50% 2025	2,490	2,415
Hess Midstream Partners LP 5.125% 2028[1]	1,805	1,830
Indigo Natural Resources LLC 6.875% 2026[1]	370	349
Jonah Energy LLC 7.25% 2025[1]	2,200	655
Laredo Petroleum, Inc. 5.625% 2022	650	632
Matador Resources Co. 5.875% 2026	585	588
McDermott International, Inc. 10.625% 2024[1,8]	4,010	352
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.945% 2025[2,4,8]	892	525
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 10.00%) 12.002% 2021[2,4]	210	215
Murphy Oil Corp. 6.875% 2024	1,000	1,057
Murphy Oil Corp. 5.875% 2027	1,189	1,250
Nabors Industries Inc. 5.75% 2025	700	632
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	825	827
NGL Energy Partners LP 7.50% 2023	850	855
NGL Energy Partners LP 6.125% 2025	3,815	3,607
Noble Corp. PLC 8.95% 2045[5]	2,075	903
NuStar Logistics, LP 6.00% 2026	1,040	1,102
Oasis Petroleum Inc. 6.875% 2022	2,500	2,412
Oasis Petroleum Inc. 6.25% 2026[1]	910	758
PDC Energy Inc. 5.75% 2026	1,100	1,100
Peabody Energy Corp. 6.00% 2022[1]	2,350	2,297
Peabody Energy Corp. 6.375% 2025[1]	100	92
Petrobras Global Finance Co. 5.299% 2025	511	558
Petrobras Global Finance Co. 6.90% 2049	625	734
Petróleos Mexicanos 6.49% 2027[1]	200	213
Petróleos Mexicanos 5.35% 2028	749	747
Petróleos Mexicanos 7.69% 2050[1]	418	458
QEP Resources, Inc. 5.25% 2023	735	729
QEP Resources, Inc. 5.625% 2026	1,080	1,056
Range Resources Corp. 4.875% 2025	715	613
Sanchez Energy Corp. 7.25% 2023[1,8]	825	539
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[2,4,6,7]	95	95
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Seven Generations Energy Ltd. 5.375% 2025[1]	$750	$756
SM Energy Co. 6.125% 2022	245	248
SM Energy Co. 5.00% 2024	250	239
SM Energy Co. 5.625% 2025	1,555	1,480
SM Energy Co. 6.625% 2027	850	837
Southwestern Energy Co. 6.20% 2025[5]	750	690
Southwestern Energy Co. 7.50% 2026	1,645	1,526
Southwestern Energy Co. 7.75% 2027	475	441
Sunoco LP 4.875% 2023	3,040	3,117
Sunoco LP 5.50% 2026	825	858
Sunoco LP 6.00% 2027	500	535
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,007
Tapstone Energy Inc. 9.75% 2022[1,8]	555	7
Targa Resources Partners LP 6.75% 2024	375	390
Targa Resources Partners LP 5.875% 2026	850	905
Targa Resources Partners LP 6.50% 2027[1]	1,105	1,212
Targa Resources Partners LP 6.875% 2029[1]	1,230	1,368
Targa Resources Partners LP 5.50% 2030[1]	2,795	2,875
Teekay Corp. 9.25% 2022[1]	4,070	4,295
Teekay Offshore Partners LP 8.50% 2023[1]	3,250	3,224
Transocean Guardian Ltd. 5.875% 2024[1]	983	1,008
Transocean Inc. 8.375% 2021[5]	1,900	1,953
Transocean Inc. 9.00% 2023[1]	1,041	1,102
Transocean Inc. 6.125% 2025[1]	3,195	3,283
Transocean Poseidon Ltd. 6.875% 2027[1]	655	696
Transocean Sentry Ltd. 5.375% 2023[1]	1,500	1,530
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[3]	3,541	584
USA Compression Partners, LP 6.875% 2026	825	868
USA Compression Partners, LP 6.875% 2027	1,700	1,774
Valaris PLC 7.75% 2026	2,225	1,263
Valaris PLC 5.75% 2044	2,920	1,324
Vine Oil & Gas LP 8.75% 2023[1]	2,450	1,208
Vine Oil & Gas LP 9.75% 2023[1]	1,000	505
Viper Energy Partners LP 5.375% 2027[1]	1,000	1,042
Weatherford International PLC 11.00% 2024[1]	6,660	7,218
Whiting Petroleum Corp. 5.75% 2021	335	318
Whiting Petroleum Corp. 6.625% 2026	1,050	718
WPX Energy Inc. 5.75% 2026	450	481
		133,269
Consumer discretionary 9.69%
Allied Universal Holdco LLC 6.625% 2026[1]	1,625	1,749
Allied Universal Holdco LLC 9.75% 2027[1]	3,120	3,340
Boyd Gaming Corp. 4.75% 2027[1]	2,485	2,586
Burger King Corp. 4.375% 2028[1]	875	879
Cedar Fair, LP 5.25% 2029[1]	410	443
Churchill Downs Inc. 4.75% 2028[1]	1,850	1,918
Cirsa Gaming Corp. SA 7.875% 2023[1]	3,891	4,131
Extended Stay America Inc. 4.625% 2027[1]	1,249	1,267
Fertitta Entertainment, Inc. 6.75% 2024[1]	335	348
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,325	1,420
Golden Entertainment, Inc. 7.625% 2026[1]	600	648
Hanesbrands Inc. 4.625% 2024[1]	2,905	3,070
Hanesbrands Inc. 4.875% 2026[1]	1,790	1,899
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings Inc. 4.875% 2030	$770	$818
Levi Strauss & Co. 5.00% 2025	555	573
Limited Brands, Inc. 6.625% 2021	750	788
Mattel, Inc. 6.75% 2025[1]	1,325	1,427
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.799% 2022[2,4]	1,271	1,222
Melco International Development Ltd. 5.375% 2029[1]	1,275	1,311
Merlin Entertainment 5.75% 2026[1]	1,200	1,317
MGM Growth Properties LLC 5.625% 2024	200	218
MGM Resorts International 7.75% 2022	1,500	1,675
MGM Resorts International 6.00% 2023	820	902
MGM Resorts International 5.50% 2027	1,255	1,395
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	3,656	1,170
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	2,922	964
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,3]	4,809	2,501
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.27% 2023 (12.09% PIK)[2,3,4]	2,475	2,038
NMG Finco PLC 5.75% 2022[1]	1,780	1,761
Panther BF Aggregator 2, LP 6.25% 2026[1]	985	1,063
Panther BF Aggregator 2, LP 8.50% 2027[1]	1,500	1,597
Party City Holdings Inc. 6.625% 2026[1]	500	354
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.74% 2022[2,4]	2,475	2,454
PetSmart, Inc. 7.125% 2023[1]	10,565	10,380
PetSmart, Inc. 5.875% 2025[1]	8,093	8,265
PetSmart, Inc. 8.875% 2025[1]	9,205	9,113
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[2,4]	3,025	2,961
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,770	1,805
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,355	4,569
Scientific Games Corp. 6.625% 2021	175	178
Scientific Games Corp. 5.00% 2025[1]	1,465	1,538
Scientific Games Corp. 8.25% 2026[1]	5,130	5,665
Scientific Games Corp. 7.00% 2028[1]	2,100	2,251
Scientific Games Corp. 7.25% 2029[1]	1,465	1,596
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	1,300	1,351
Six Flags Entertainment Corp. 4.875% 2024[1]	3,450	3,582
Sotheby’s 4.875% 2025[1]	1,650	1,663
Staples, Inc. 7.50% 2026[1]	8,100	8,419
Staples, Inc. 10.75% 2027[1]	1,750	1,780
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 6.191% 2024[2,4]	1,241	1,225
Stars Group Holdings BV 7.00% 2026[1]	275	299
William Carter Co. 5.625% 2027[1]	445	479
Wyndham Worldwide Corp. 5.375% 2026[1]	1,000	1,057
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,964
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	975	1,037
Wynn Resorts Ltd. 5.125% 2029[1]	1,207	1,298
		122,721
Industrials 8.71%
ACCO Brands Corp. 5.25% 2024[1]	445	465
ADT Corp. 3.50% 2022	4,025	4,108
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,550	1,617
Allison Transmission Holdings, Inc. 5.00% 2024[1]	4,190	4,300
ARAMARK Corp. 5.125% 2024	3,020	3,105
Ashtead Group PLC 4.00% 2028[1]	200	202
Ashtead Group PLC 4.25% 2029[1]	740	758
American Funds Insurance Series — High-Income Bond Fund — Page 154 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC 9.00% 2024[1]	$5,773	$5,080
Avis Budget Group, Inc. 5.50% 2023	1,274	1,300
Avis Budget Group, Inc. 5.25% 2025[1]	525	542
Avolon Holdings Funding Ltd. 5.25% 2024[1]	1,000	1,094
Beacon Roofing Supply, Inc. 4.875% 2025[1]	1,300	1,309
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,709
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,625	1,706
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	1,081
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	659
Builders FirstSource, Inc. 5.625% 2024[1]	5,958	6,209
Clean Harbors, Inc. 4.875% 2027[1]	1,160	1,223
Clean Harbors, Inc. 5.125% 2029[1]	915	984
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[9]	—[9]
Covanta Holding Corp. 5.875% 2024	1,200	1,238
Covanta Holding Corp. 5.875% 2025	1,300	1,375
Dun & Bradstreet Corp. 6.875% 2026[1]	3,490	3,859
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	6,108
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[2,4]	1,370	1,382
Euramax International, Inc. 12.00% 2020[1]	1,850	1,837
F-Brasile SpA 7.375% 2026[1]	1,871	1,983
FXI Holdings, Inc. 12.25% 2026[1]	5,155	5,377
GW B-CR Security Corp. 9.50% 2027[1]	892	954
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,160	592
Harsco Corp. 5.75% 2027[1]	985	1,053
Hertz Global Holdings Inc. 7.625% 2022[1]	1,756	1,831
Icahn Enterprises Finance Corp. 4.75% 2024[1]	885	910
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,565	1,605
Korn Ferry 4.625% 2027[1]	875	882
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,305	1,400
LABL Escrow Issuer, LLC 10.50% 2027[1]	1,045	1,071
LSC Communications, Inc. 8.75% 2023[1]	9,510	5,163
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.124% 2022[2,4]	334	218
Moog Inc. 4.25% 2027[1]	2,383	2,431
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	900	929
Pisces Parent LLC 8.00% 2026[1]	3,915	4,091
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.486% 2025[2,4]	937	937
Prime Security Services Borrower, LLC 9.25% 2023[1]	1,000	1,051
PrimeSource Building Products Inc. 9.00% 2023[1]	650	647
R.R. Donnelley & Sons Co. 7.875% 2021	742	770
R.R. Donnelley & Sons Co. 6.50% 2023	1,375	1,410
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.799% 2024[2,4]	1,337	1,349
Rexnord Corp. 4.875% 2025[1]	2,610	2,701
Sensata Technologies Holding BV 4.875% 2023[1]	125	133
Stericycle, Inc. 5.375% 2024[1]	2,000	2,104
Swissport Financing SARL 5.25% 2024	€777	929
TransDigm Inc. 6.25% 2026[1]	$1,250	1,356
TransDigm Inc. 5.50% 2027[1]	1,025	1,038
Uber Technologies, Inc. 7.50% 2023[1]	600	628
Uber Technologies, Inc. 8.00% 2026[1]	1,125	1,175
United Continental Holdings, Inc. 6.00% 2020	400	414
United Rentals, Inc. 4.625% 2025	1,360	1,401
United Rentals, Inc. 5.25% 2030	1,050	1,132
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,600	1,656
American Funds Insurance Series — High-Income Bond Fund — Page 155 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	$1,470	$1,525
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	3,965	4,161
		110,257
Information technology 6.29%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,908
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[2,4]	5,370	5,263
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[2,4]	1,825	1,873
Banff Merger Sub Inc. 9.75% 2026[1]	1,150	1,167
Camelot Finance SA 4.50% 2026[1]	945	973
CDW Corp. 5.00% 2025	1,150	1,204
CommScope Finance LLC 6.00% 2026[1]	1,000	1,066
CommScope Technologies LLC 5.50% 2024[1]	200	203
CommScope Technologies LLC 6.00% 2025[1]	1,000	1,004
CommScope Technologies LLC 5.00% 2027[1]	950	895
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.062% 2022[2,4]	3,660	3,871
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[2,4]	793	772
Diebold, Inc. 8.50% 2024	1,925	1,863
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.50% 2022[2,4,6]	772	749
Ellucian, Inc. 9.00% 2023[1]	450	464
Fair Isaac Corp. 4.00% 2028[1]	875	884
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	2,161	2,362
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	910	1,027
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.952% 2025[2,4]	743	750
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,984
GoDaddy Operating Co. 5.25% 2027[1]	2,435	2,567
Infor (US), Inc. 6.50% 2022	5,400	5,491
Informatica Corp. 7.125% 2023[1]	1,425	1,450
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.299% 2025[2,4]	700	703
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[2,4]	8,645	8,883
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[2,4]	1,359	1,366
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.305% 2025[2,4]	766	772
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.049% 2025[2,4]	1,150	1,094
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.799% 2023[2,4,6]	1,229	1,115
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,169
Tempo Acquisition LLC 6.75% 2025[1]	1,625	1,682
Unisys Corp. 10.75% 2022[1]	6,600	7,113
VeriSign, Inc. 4.625% 2023	650	662
VeriSign, Inc. 5.25% 2025	200	221
VeriSign, Inc. 4.75% 2027	830	877
Veritas Holdings Ltd. 7.50% 2023[1]	3,530	3,531
Veritas Holdings Ltd. 10.50% 2024[1]	525	487
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2023[2,4]	1,391	1,345
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.049% 2026[2,4]	1,500	1,491
ViaSat, Inc. 5.625% 2027[1]	835	895
Xerox Corp. 4.125% 2023	377	392
		79,588
Financials 5.68%
AG Merger Sub II, Inc. 10.75% 2027[1]	4,734	4,747
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	2,425	2,602
Ally Financial Inc. 8.00% 2020	1,540	1,554
Ally Financial Inc. 8.00% 2031	2,480	3,447
American Funds Insurance Series — High-Income Bond Fund — Page 156 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$105	$144
AmWINS Group, Inc. 7.75% 2026[1]	885	981
AssuredPartners, Inc. 7.00% 2025[1]	440	449
AssuredPartners, Inc. 8.00% 2027[1]	3,075	3,207
CIT Group Inc. 4.125% 2021	950	970
Compass Diversified Holdings 8.00% 2026[1]	5,260	5,709
Credit Acceptance Corp. 5.125% 2024[1]	1,035	1,077
Fairstone Financial Inc. 7.875% 2024[1]	3,158	3,404
FS Energy and Power Fund 7.50% 2023[1]	7,115	7,308
General Motors Acceptance Corp. 7.50% 2020	1,920	1,993
goeasy Ltd. 5.375% 2024[1]	1,725	1,760
HUB International Ltd. 7.00% 2026[1]	3,605	3,821
Icahn Enterprises Finance Corp. 6.25% 2022	2,800	2,858
Icahn Enterprises Finance Corp. 5.25% 2027[1]	1,280	1,312
LPL Financial Holdings Inc. 4.625% 2027[1]	2,600	2,658
MSCI Inc. 5.375% 2027[1]	1,000	1,080
MSCI Inc. 4.00% 2029[1]	2,890	2,935
Navient Corp. 6.50% 2022	4,240	4,606
Navient Corp. 5.50% 2023	4,235	4,531
Navient Corp. 6.125% 2024	500	544
Owl Rock Capital Corp. 4.625% 2024[1]	900	911
Springleaf Finance Corp. 8.25% 2020	450	473
Springleaf Finance Corp. 6.125% 2024	2,450	2,689
Springleaf Finance Corp. 6.625% 2028	775	876
Springleaf Finance Corp. 5.375% 2029	1,480	1,548
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,778
		71,972
Utilities 2.96%
AES Corp. 4.00% 2021	1,000	1,016
AES Corp. 4.875% 2023	1,010	1,027
AES Corp. 5.50% 2025	1,857	1,922
AES Corp. 6.00% 2026	2,165	2,310
AmeriGas Partners, LP 5.50% 2025	700	758
AmeriGas Partners, LP 5.75% 2027	450	495
Calpine Corp. 6.00% 2022[1]	425	426
Calpine Corp. 5.375% 2023	2,450	2,484
Calpine Corp. 5.875% 2024[1]	2,420	2,475
Calpine Corp. 5.75% 2025	300	309
Calpine Corp. 5.25% 2026[1]	405	423
Calpine Corp. 5.125% 2028[1]	1,205	1,233
Clearway Energy Operating LLC 5.00% 2026	440	456
Clearway Energy Operating LLC 4.75% 2028[1]	875	888
DPL Inc. 4.35% 2029[1]	575	555
Edison International 4.125% 2028	575	590
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	1,650	1,867
Enel Società per Azioni 8.75% 2073[1,5]	1,750	2,059
NGL Energy Partners LP 7.50% 2026[1]	2,525	2,449
NRG Energy, Inc. 7.25% 2026	500	547
Pacific Gas and Electric Co. 2.45% 2022[8]	675	676
Pacific Gas and Electric Co. 3.25% 2023[8]	450	449
Pacific Gas and Electric Co. 6.05% 2034[8]	1,575	1,653
Talen Energy Corp. 6.50% 2025	575	492
American Funds Insurance Series — High-Income Bond Fund — Page 157 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[1]	$5,425	$5,173
Talen Energy Corp. 7.25% 2027[1]	4,450	4,690
		37,422
Real estate 2.64%
Brookfield Property REIT Inc. 5.75% 2026[1]	4,860	5,137
Communications Sales & Leasing, Inc. 6.00% 2023[1]	450	433
Communications Sales & Leasing, Inc. 7.125% 2024[1]	400	340
Equinix, Inc. 5.875% 2026	575	611
Five Point Holdings LLC 7.875% 2025[1]	775	783
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,343
Iron Mountain Inc. 5.75% 2024	3,875	3,928
Iron Mountain Inc. 4.875% 2027[1]	1,350	1,397
Iron Mountain Inc. 5.25% 2028[1]	1,840	1,917
Medical Properties Trust, Inc. 5.00% 2027	2,020	2,146
Realogy Corp. 5.25% 2021[1]	1,865	1,888
Realogy Corp. 4.875% 2023[1]	3,985	3,925
Realogy Corp. 9.375% 2027[1]	2,765	2,892
SBA Communications Corp. 4.00% 2022	1,010	1,032
SBA Communications Corp. 4.875% 2022	700	710
		33,482
Consumer staples 2.63%
Albertsons Cos. LLC 4.625% 2027[1]	1,800	1,801
B&G Foods, Inc. 5.25% 2025	4,333	4,465
B&G Foods, Inc. 5.25% 2027	1,485	1,502
Cott Beverages Inc. 5.50% 2025[1]	1,980	2,073
Darling Ingredients Inc. 5.25% 2027[1]	380	405
Energizer Holdings, Inc. 6.375% 2026[1]	2,375	2,534
Energizer Holdings, Inc. 7.75% 2027[1]	930	1,041
Energizer SpinCo, Inc. 5.50% 2025[1]	625	650
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	2,081
Lamb Weston Holdings, Inc. 4.625% 2024[1]	850	904
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 6.195% 2026[2,4]	3,080	3,113
Performance Food Group, Inc. 5.50% 2027[1]	1,595	1,709
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,664
Post Holdings, Inc. 5.00% 2026[1]	2,865	3,031
Post Holdings, Inc. 5.625% 2028[1]	1,955	2,110
Post Holdings, Inc. 5.50% 2029[1]	1,085	1,159
Prestige Brands International Inc. 5.125% 2028[1]	321	337
Spectrum Brands Inc. 5.75% 2025	800	837
TreeHouse Foods, Inc. 6.00% 2024[1]	1,800	1,869
		33,285
Total corporate bonds & notes		1,175,116
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
Total bonds, notes & other debt instruments (cost: $1,171,836,000)		1,175,121
American Funds Insurance Series — High-Income Bond Fund — Page 158 of 184

Convertible bonds 0.37% Communication services 0.22%	Principal amount (000)	Value (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$1,010	$974
Gogo Inc., convertible notes, 6.00% 2022	797	1,001
Liberty Media Corp. 2.75% 2049[1]	560	589
Twitter, Inc. 1.00% 2021	227	221
		2,785
Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,310
Materials 0.05%
Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	500	599
Total convertible bonds (cost: $4,531,000)		4,694
Convertible stocks 0.63% Industrials 0.43%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[6,7]	4,850	4,834
Stanley Black & Decker, Inc., convertible preferred, 5.25% 2022	6,000	654
		5,488
Utilities 0.16%
Dominion Energy, Inc., Series A units, convertible preferred, 7.25% 2022	8,600	920
Southern Co., units, convertible preferred, 6.75% 2022	11,000	593
DTE Energy Co., units, convertible preferred, 6.25% 2022	10,263	526
		2,039
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	450	530
Total convertible stocks (cost: $7,673,000)		8,057
Preferred securities 0.17% Consumer discretionary 0.17%
Neiman Marcus Group, Inc., preferred shares[1,10]	2,470,906	2,187
Total preferred securities (cost: $1,656,000)		2,187
Common stocks 1.11% Energy 0.55%
Weatherford International[10]	156,872	4,385
Tribune Resources, Inc.[6,10]	1,006,339	1,635
Ascent Resources - Utica, LLC, Class A6,7,10,11	6,297,894	882
McDermott International, Inc.[10]	3,370	2
		6,904
Health care 0.34%
Rotech Healthcare Inc.[6,7,10,11]	201,793	4,036
Advanz Pharma Corp.[10,11]	80,350	234
Advanz Pharma Corp.[10]	29,584	86
		4,356
American Funds Insurance Series — High-Income Bond Fund — Page 159 of 184

Common stocks (continued) Materials 0.07%	Shares	Value (000)
Hexion Holdings Corp., Class B10	74,701	$900
Utilities 0.07%
Aqua America, Inc.	13,000	811
Information technology 0.05%
Diebold Nixdorf, Inc.[10]	32,000	338
MoneyGram International, Inc.[10]	145,000	304
Corporate Risk Holdings I, Inc.[6,7,10]	218,504	26
		668
Communication services 0.03%
iHeartMedia, Inc., Class A10	22,639	382
Frontier Communications Corp.[10]	13,333	12
Adelphia Recovery Trust, Series Arahova[6,7,10]	388,601	2
Adelphia Recovery Trust, Series ACC-1[6,7,10]	449,306	—[9]
		396
Total common stocks (cost: $19,328,000)		14,035
Rights & warrants 0.06% Energy 0.06%
Sable Permian Resources, LLC, warrants, expire 2024[1,6,7,10]	9,715	700
Tribune Resources, Inc., Class A, warrants, expire 2023[6,7,10]	336,564	5
Tribune Resources, Inc., Class B, warrants, expire 2023[6,7,10]	261,772	2
Tribune Resources, Inc., Class C, warrants, expire 2023[6,7,10]	247,225	1
Ultra Petroleum Corp., warrants, expire 2025[10]	80,710	3
		711
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[6,7,10]	68,899	—[9]
Total rights & warrants (cost: $2,287,000)		711
Short-term securities 3.09% Money market investments 3.09%
Capital Group Central Cash Fund 1.73%[12]	391,124	39,112
Total short-term securities (cost: $38,979,000)		39,112
Total investment securities 98.23% (cost: $1,246,290,000)		1,243,917
Other assets less liabilities 1.77%		22,376
Net assets 100.00%		$1,266,293
American Funds Insurance Series — High-Income Bond Fund — Page 160 of 184

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 12/31/2019[14] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	295	April 2020	$59,000	$63,572	$(33)
10 Year Ultra U.S. Treasury Note Futures	Short	113	March 2020	(11,300)	(15,899)	192
						$159
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$41,200	$(1,068)	$(970)	$(98)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	53,680	(5,171)	(3,691)	(1,480)
					$(4,661)	$(1,578)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $792,983,000, which represented 62.62% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $64,996,000, which represented 5.13% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,174,000, which represented 1.83% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Amount less than one thousand.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Rate represents the seven-day yield at 12/31/2019.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$4,036.32%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	882.07
Advanz Pharma Corp.	8/31/2018	1,017	234.02
Total private placement securities		$5,650	$5,152.41%
Key to abbreviations and symbols
Auth. = Authority
€ = Euros
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 161 of 184

Mortgage Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 81.04% Mortgage-backed obligations 63.38% Federal agency mortgage-backed obligations 59.31%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$37	$38
Fannie Mae Pool #AJ7716 3.00% 2026[1]	832	856
Fannie Mae Pool #AJ8325 3.00% 2026[1]	171	176
Fannie Mae Pool #AL5603 3.00% 2027[1]	873	896
Fannie Mae Pool #MA3159 3.00% 2027[1]	48	49
Fannie Mae Pool #MA3315 3.00% 2028[1]	18	18
Fannie Mae Pool #AL3803 3.00% 2028[1]	13	13
Fannie Mae Pool #BM4299 3.00% 2030[1]	965	989
Fannie Mae Pool #BJ9590 3.00% 2034[1]	1,855	1,901
Fannie Mae Pool #MA2856 4.00% 2036[1]	404	429
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	1,690	1,730
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,160	3,247
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,992	3,077
Fannie Mae Pool #FM0020 3.50% 2049[1]	1,296	1,336
Fannie Mae Pool #FM1028 3.50% 2049[1]	125	129
Fannie Mae Pool #BN8901 3.50% 2049[1]	70	72
Fannie Mae Pool #BJ8402 3.549% 2049[1,2]	297	306
Freddie Mac 5.00% 2034[1]	1,037	1,144
Freddie Mac 4.00% 2036[1]	4,219	4,497
Freddie Mac Pool #ZK3775 3.00% 2026[1]	790	811
Freddie Mac Pool #ZS6520 3.00% 2027[1]	188	194
Freddie Mac Pool #ZS6765 3.00% 2028[1]	172	177
Freddie Mac Pool #ZS8574 3.00% 2030[1]	191	196
Freddie Mac Pool #SB8002 3.00% 2034[1]	1,750	1,794
Freddie Mac Pool #QN0549 3.00% 2034[1]	48	49
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,278	1,313
Freddie Mac Pool #760012 3.01% 2045[1,2]	133	134
Freddie Mac Pool #760013 3.009% 2045[1,2]	104	105
Freddie Mac Pool #760014 3.486% 2045[1,2]	1,595	1,627
Freddie Mac Pool #760015 3.238% 2047[1,2]	228	229
Freddie Mac Pool #ZT1319 3.50% 2048[1]	180	185
Freddie Mac Pool #SD8005 3.50% 2049[1]	4,462	4,585
Freddie Mac Pool #SD8001 3.50% 2049[1]	3,325	3,417
Freddie Mac Pool #ZT1863 3.50% 2049[1]	779	801
Freddie Mac Pool #RA1824 3.50% 2049[1]	776	799
Freddie Mac Pool #ZT1951 3.50% 2049[1]	394	405
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	194	194
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,908
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,490	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,437	1,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	1,228	1,252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	10,713	11,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	9,853	10,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	6,803	7,063
American Funds Insurance Series — Mortgage Fund — Page 162 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	$3,737	$3,808
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,847	7,090
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,873	1,934
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,962	10,100
Government National Mortgage Assn. 3.75% 2034[1]	1,137	1,181
Government National Mortgage Assn. 3.75% 2038[1]	761	793
Government National Mortgage Assn. 3.75% 2039[1]	787	820
Government National Mortgage Assn. 4.00% 2039[1]	322	324
Government National Mortgage Assn. 6.00% 2039[1]	177	200
Government National Mortgage Assn. 4.00% 2040[1]	371	373
Government National Mortgage Assn. 5.50% 2040[1]	1,469	1,640
Government National Mortgage Assn. 4.50% 2041[1]	30	31
Government National Mortgage Assn. 5.00% 2041[1]	869	948
Government National Mortgage Assn. 5.00% 2041[1]	650	690
Government National Mortgage Assn. 6.50% 2041[1]	149	159
Government National Mortgage Assn. 3.50% 2042[1]	215	221
Government National Mortgage Assn. 3.50% 2042[1]	216	217
Government National Mortgage Assn. 3.50% 2043[1]	1,887	1,973
Government National Mortgage Assn. 3.50% 2043[1]	1,535	1,605
Government National Mortgage Assn. 3.50% 2043[1]	1,214	1,275
Government National Mortgage Assn. 3.50% 2043[1]	880	919
Government National Mortgage Assn. 3.50% 2043[1]	707	733
Government National Mortgage Assn. 3.50% 2043[1]	207	214
Government National Mortgage Assn. 3.75% 2044[1]	610	637
Government National Mortgage Assn. 4.25% 2044[1]	1,574	1,682
Government National Mortgage Assn. 4.00% 2046[1]	705	727
Government National Mortgage Assn. 4.50% 2049[1]	16,600	17,345
Government National Mortgage Assn. 4.00% 2050[1,4]	4,760	4,927
Government National Mortgage Assn. 4.50% 2050[1,4]	2,639	2,759
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	361	365
Government National Mortgage Assn. Pool #MA1411 3.50% 2043[1]	244	244
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	1,030	1,068
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	162	168
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,727	1,804
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,172	1,229
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	1,002	1,053
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	616	649
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	559	587
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	—[5]	—[5]
Government National Mortgage Assn. Pool #AO0409 4.531% 2065[1]	333	349
Government National Mortgage Assn. Pool #AO0461 4.542% 2065[1]	182	190
Government National Mortgage Assn. Pool #AN1825 4.558% 2065[1]	575	602
Government National Mortgage Assn. Pool #AO0385 4.514% 2066[1]	972	1,035
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	6	7
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	15,493	15,864
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17	17
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	3,000	3,159
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,774	3,806
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	292	298
		174,671
American Funds Insurance Series — Mortgage Fund — Page 163 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 4.07%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,6]	$662	$671
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,6]	328	329
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,6,7]	1,271	1,270
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,6]	1,121	1,122
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,2,6]	817	823
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,6]	830	848
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,6]	791	808
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[1,2,6]	750	750
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,6]	268	268
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,6]	329	332
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[1,2,6]	692	694
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,6]	729	730
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,6]	154	154
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,6]	1,246	1,235
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[1,2,6]	1,140	1,143
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.392% 2057[1,2,6]	46	46
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,6]	753	756
		11,979
Total mortgage-backed obligations		186,650
U.S. Treasury bonds & notes 9.65% U.S. Treasury 4.86%
U.S. Treasury 2.00% 2022	2,400	2,425
U.S. Treasury 2.125% 2022	1,000	1,015
U.S. Treasury 1.75% 2023	3,500	3,513
U.S. Treasury 2.75% 2023	224	232
U.S. Treasury 2.875% 2023	4,350	4,547
U.S. Treasury 2.50% 2024	2,500	2,588
		14,320
U.S. Treasury inflation-protected securities 4.79%
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	6,216	6,315
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	129	170
U.S. Treasury Inflation-Protected Security 0.75% 2042[8,9]	7,328	7,629
		14,114
Total U.S. Treasury bonds & notes		28,434
Federal agency bonds & notes 6.42%
Fannie Mae 2.00% 2022	5,800	5,849
Federal Home Loan Bank 1.375% 2021	3,000	2,992
Federal Home Loan Bank 1.875% 2021	10,000	10,055
		18,896
Asset-backed obligations 1.59%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	5	5
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[1,2,6]	29	30
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,6]	19	19
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	97	97
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	222	223
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,003
American Funds Insurance Series — Mortgage Fund — Page 164 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	$1,823	$1,825
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[1,2,6]	784	784
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[1,2,6]	210	210
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	273	273
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,6]	159	159
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,6]	53	53
		4,681
Total bonds, notes & other debt instruments (cost: $234,202,000)		238,661
Short-term securities 13.90% Federal agency discount notes 13.05%
Fannie Mae 1.50%-1.55% due 1/22/2020-1/23/2020	12,500	12,489
Federal Farm Credit Banks 1.57% due 1/30/2020	8,000	7,990
Federal Home Loan Bank 1.55%-1.59% due 1/3/2020-2/18/2020	13,000	12,988
Freddie Mac 1.64% due 3/18/2020	5,000	4,984
		38,451
Commercial paper 0.85%
Starbird Funding Corp. 1.58% due 1/2/2020[6]	2,500	2,500
Total short-term securities (cost: $40,948,000)		40,951
Total investment securities 94.94% (cost: $275,150,000)		279,612
Other assets less liabilities 5.06%		14,898
Net assets 100.00%		$294,510
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2019[11] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	425	April 2020	$85,000	$91,588	$(49)
5 Year U.S. Treasury Note Futures	Long	427	April 2020	42,700	50,646	(176)
10 Year Ultra U.S. Treasury Note Futures	Long	126	March 2020	12,600	17,729	(213)
10 Year U.S. Treasury Note Futures	Long	79	March 2020	7,900	10,145	(95)
20 Year U.S. Treasury Bond Futures	Long	56	March 2020	5,600	8,731	(186)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2020	500	908	(27)
						$(746)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$102,700	$—[5]	$—	$—[5]
1.5365%	U.S. EFFR	1/29/2020	81,500	(1)	—	(1)
1.535%	U.S. EFFR	1/29/2020	85,500	(1)	—	(1)
1.531%	U.S. EFFR	3/18/2020	95,000	(4)	—	(4)
American Funds Insurance Series — Mortgage Fund — Page 165 of 184

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.515%	U.S. EFFR	3/18/2020	$86,100	$(6)	$—	$(6)
1.5155%	U.S. EFFR	3/18/2020	182,000	(12)	—	(12)
1.5135%	U.S. EFFR	3/18/2020	181,900	(13)	—	(13)
3-month USD-LIBOR	2.806%	8/29/2020	300	(2)	—	(2)
1.4555%	U.S. EFFR	12/10/2020	16,900	(10)	—	(10)
1.454%	U.S. EFFR	12/10/2020	20,100	(12)	—	(12)
1.487%	U.S. EFFR	12/16/2020	18,375	(5)	—	(5)
1.491%	U.S. EFFR	12/16/2020	18,625	(5)	—	(5)
1.34%	U.S. EFFR	10/18/2021	21,000	(42)	—	(42)
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	171	—	171
1.3615%	U.S. EFFR	11/1/2021	29,500	(45)	—	(45)
1.281%	U.S. EFFR	11/4/2021	29,500	(88)	—	(88)
U.S. EFFR	1.335%	11/26/2021	30,000	61	—	61
2.012%	3-month USD-LIBOR	10/4/2022	9,000	82	—	82
2.00%	3-month USD-LIBOR	10/5/2022	41,500	364	—	364
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(640)	—	(640)
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(262)	—	(262)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(606)	—	(606)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(313)	—	(313)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(92)	—	(92)
U.S. EFFR	1.485%	10/23/2029	2,100	32	—	32
U.S. EFFR	1.4869%	10/23/2029	1,900	29	—	29
U.S. EFFR	1.453%	10/24/2029	2,500	45	—	45
U.S. EFFR	1.4741%	10/24/2029	2,500	41	—	41
U.S. EFFR	1.4495%	10/24/2029	1,800	33	—	33
U.S. EFFR	1.446%	10/24/2029	200	4	—	4
1.419%	U.S. EFFR	11/26/2029	6,000	(130)	—	(130)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(222)	—	(222)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(457)	—	(457)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(682)	—	(682)
U.S. EFFR	2.155%	11/10/2047	1,280	(86)	—	(86)
U.S. EFFR	2.5635%	2/12/2048	4,528	(714)	—	(714)
2.98%	3-month USD-LIBOR	3/15/2048	300	59	—	59
2.9625%	3-month USD-LIBOR	3/15/2048	300	57	—	57
2.917%	3-month USD-LIBOR	3/16/2048	600	109	—	109
3-month USD-LIBOR	1.934%	12/12/2049	2,200	80	—	80
3-month USD-LIBOR	1.935%	12/17/2049	2,480	90	—	90
3-month USD-LIBOR	2.007%	12/19/2049	900	18	—	18
3-month USD-LIBOR	2.045%	12/27/2049	2,200	24	—	24
					$—	$(2,832)
American Funds Insurance Series — Mortgage Fund — Page 166 of 184

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Step bond; coupon rate may change at a later date.
[4]	Purchased on a TBA basis.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,782,000, which represented 6.04% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,270,000, which represented .43% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,195,000, which represented 1.42% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 167 of 184

Ultra-Short Bond Fund
Investment portfolio
December 31, 2019
Short-term securities 99.86% Commercial paper 71.65%	Principal amount (000)	Value (000)
Alberta (Province of) 1.78% due 1/8/2020[1]	$9,000	$8,997
American Honda Finance Corp. 1.84% due 1/6/2020	11,000	10,997
BMW U.S. Capital LLC 1.61% due 1/8/2020[1]	7,000	6,997
Chariot Funding, LLC 2.00% due 1/7/2020[1]	9,300	9,297
CHARTA, LLC 1.78% due 1/16/2020[1]	10,000	9,992
Eli Lilly and Co. 1.66% due 1/6/2020[1]	10,000	9,997
ExxonMobil Corp. 1.65% due 2/18/2020	10,000	9,977
Henkel of America, Inc. 1.75% due 2/4/2020[1]	7,000	6,989
LVMH Moët Hennessy Louis Vuitton Inc. 1.70% due 2/13/2020[1]	10,000	9,980
National Rural Utilities Cooperative Finance Corp. 1.72% due 1/13/2020	8,100	8,095
Nederlandse Waterschapsbank N.V. 1.84% due 3/18/2020[1]	10,000	9,961
New York Life Capital Corp. 1.60% due 2/12/2020[1]	10,000	9,980
NRW.BANK 1.90% due 1/21/2020[1]	9,000	8,991
OMERS Finance Trust 1.87% due 1/22/2020[1]	10,000	9,990
Oversea-Chinese Banking Corp. Ltd. 1.87% due 1/24/2020[1]	10,800	10,787
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,688
Simon Property Group, LP 1.70% due 1/13/2020[1]	8,100	8,095
ST Engineering North America, Inc. 1.87% due 1/21/2020[1]	2,000	1,998
Starbird Funding Corp. 1.58% due 1/2/2020[1]	6,000	6,000
United Overseas Bank Ltd. 1.83% due 2/25/2020[1]	10,000	9,974
United Parcel Service Inc. 1.62% due 1/13/2020[1]	10,200	10,195
Victory Receivables Corp. 1.82% due 2/3/2020[1]	10,000	9,983
Walt Disney Co. 1.69% due 2/26/2020[1]	5,000	4,986
		203,946
Federal agency discount notes 14.73%
Fannie Mae 1.53% due 1/10/2020	10,000	9,996
Federal Farm Credit Banks 1.55% due 3/4/2020	7,000	6,981
Federal Home Loan Bank 1.57% due 1/31/2020	15,000	14,982
Freddie Mac 1.55% due 3/10/2020	10,000	9,971
		41,930
Bonds & notes of governments & government agencies outside the U.S. 9.97%
CPPIB Capital Inc. 1.82% due 1/24/2020	10,000	9,989
Ontario (Province of) 1.74% due 2/3/2020	7,400	7,389
Québec (Province of) 1.85% due 1/16/2020[1]	11,000	10,992
		28,370
U.S. Treasury 3.51%
U.S. Treasury Bill 1.50% due 2/11/2020	10,000	9,983
Total short-term securities (cost: $284,222,000)		284,229
Total investment securities 99.86% (cost: $284,222,000)		284,229
Other assets less liabilities 0.14%		401
Net assets 100.00%		$284,630
American Funds Insurance Series — Ultra-Short Bond Fund — Page 168 of 184

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,869,000, which represented 65.30% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 169 of 184

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 96.81% U.S. Treasury bonds & notes 51.15% U.S. Treasury 43.49%	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021[1]	$33,540	$33,641
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	51,589	51,671
U.S. Treasury 2.00% 2021	46,300	46,669
U.S. Treasury 2.00% 2021	5,350	5,386
U.S. Treasury 2.125% 2021	23,450	23,661
U.S. Treasury 2.25% 2021	23,580	23,820
U.S. Treasury 1.625% 2022	100	100
U.S. Treasury 1.75% 2022	174,300	174,930
U.S. Treasury 1.75% 2022	11,700	11,739
U.S. Treasury 1.875% 2022	63,000	63,391
U.S. Treasury 1.875% 2022	25,000	25,170
U.S. Treasury 1.875% 2022	23,000	23,167
U.S. Treasury 2.00% 2022	69,500	70,238
U.S. Treasury 2.00% 2022	16,010	16,185
U.S. Treasury 1.625% 2023	11,900	11,897
U.S. Treasury 1.625% 2023[1]	10,000	9,997
U.S. Treasury 2.125% 2023[1]	57,739	58,782
U.S. Treasury 2.625% 2023	17,255	17,783
U.S. Treasury 2.875% 2023	43,000	44,952
U.S. Treasury 2.875% 2023	22,500	23,538
U.S. Treasury 1.50% 2024	47,000	46,623
U.S. Treasury 1.50% 2024	16,170	16,037
U.S. Treasury 2.00% 2024	30,050	30,469
U.S. Treasury 2.125% 2024[1]	31,975	32,620
U.S. Treasury 2.25% 2024	6,500	6,652
U.S. Treasury 2.50% 2024	44,000	45,540
U.S. Treasury 2.75% 2025	38,000	39,970
U.S. Treasury 2.875% 2025	13,000	13,773
U.S. Treasury 1.625% 2026	77,000	76,037
U.S. Treasury 1.625% 2026	15,000	14,824
U.S. Treasury 1.75% 2026	12,900	12,828
U.S. Treasury 1.875% 2026	86,000	86,393
U.S. Treasury 2.00% 2026[1]	8,000	8,093
U.S. Treasury 1.75% 2029	35,000	34,467
U.S. Treasury 2.25% 2049[1]	25,700	24,937
U.S. Treasury 2.375% 2049	5,000	4,984
U.S. Treasury 2.875% 2049[1]	26,000	28,663
		1,259,627
U.S. Treasury inflation-protected securities 7.66%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	11,710	11,709
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	36,777	37,362
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	72,013	72,476
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,054	24,283
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	13,360	13,632
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 170 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	$16,297	$16,477
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	364	481
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	22,423	23,344
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	2,883	3,178
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	5,437	5,839
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	11,658	12,976
		221,757
Total U.S. Treasury bonds & notes		1,481,384
Mortgage-backed obligations 27.67% Federal agency mortgage-backed obligations 27.67%
Fannie Mae 6.50% 2037[4]	23	26
Fannie Mae 7.00% 2037[4]	4	5
Fannie Mae 6.00% 2038[4]	16	16
Fannie Mae Pool #AJ7716 3.00% 2026[4]	1,000	1,029
Fannie Mae Pool #AO5427 3.00% 2027[4]	944	969
Fannie Mae Pool #AP7539 3.00% 2027[4]	339	348
Fannie Mae Pool #AR8558 3.00% 2027[4]	290	299
Fannie Mae Pool #AO7538 3.00% 2027[4]	277	284
Fannie Mae Pool #257104 6.50% 2028[4]	131	145
Fannie Mae Pool #BM4299 3.00% 2030[4]	949	973
Fannie Mae Pool #AL9668 3.00% 2030[4]	22	22
Fannie Mae Pool #BM3501 3.00% 2032[4]	305	314
Fannie Mae Pool #BO6920 3.00% 2034[4]	435	446
Fannie Mae Pool #BN7354 3.00% 2034[4]	319	327
Fannie Mae Pool #BK9093 3.00% 2034[4]	297	305
Fannie Mae Pool #MA3657 3.00% 2034[4]	233	239
Fannie Mae Pool #MA2746 4.00% 2036[4]	6,682	7,119
Fannie Mae Pool #AS6870 4.00% 2036[4]	5,273	5,617
Fannie Mae Pool #MA2588 4.00% 2036[4]	1,676	1,785
Fannie Mae Pool #888698 7.00% 2037[4]	52	57
Fannie Mae Pool #AH0351 4.50% 2041[4]	839	900
Fannie Mae Pool #AI1862 5.00% 2041[4]	704	784
Fannie Mae Pool #AI3510 5.00% 2041[4]	449	501
Fannie Mae Pool #AJ0704 5.00% 2041[4]	372	415
Fannie Mae Pool #AJ5391 5.00% 2041[4]	248	277
Fannie Mae Pool #CA0770 3.50% 2047[4]	12,918	13,430
Fannie Mae Pool #BH2597 4.00% 2047[4]	25,092	26,390
Fannie Mae Pool #BM4488 3.435% 2048[2,4]	7,816	8,001
Fannie Mae Pool #MA3467 4.00% 2048[4]	4	4
Fannie Mae Pool #CA3099 4.50% 2048[4]	4,015	4,230
Fannie Mae Pool #MA3775 3.50% 2049[4]	44,907	46,182
Fannie Mae Pool #MA3692 3.50% 2049[4]	8,637	8,876
Fannie Mae Pool #CA4026 3.50% 2049[4]	3,000	3,092
Fannie Mae Pool #MA3686 3.50% 2049[4]	3,000	3,083
Fannie Mae Pool #CA4358 3.50% 2049[4]	3,000	3,082
Fannie Mae Pool #FM0020 3.50% 2049[4]	1,000	1,031
Fannie Mae Pool #CA4813 3.50% 2049[4]	414	427
Fannie Mae Pool #BN4381 3.50% 2049[4]	131	135
Fannie Mae Pool #BM5446 3.50% 2049[4]	78	81
Fannie Mae Pool #BJ8402 3.549% 2049[2,4]	1,375	1,415
Fannie Mae Pool #MA3665 4.50% 2049[4]	660	695
Fannie Mae Pool #MA3639 4.50% 2049[4]	392	412
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 171 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,4]	$—[5]	$—[5]
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[2,4]	—[5]	—[5]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	57	65
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	1,525	1,537
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	1,361	1,385
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.188% 2023[2,4]	1,603	1,651
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 2024[2,4]	2,962	3,099
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	108	97
Freddie Mac 5.50% 2024[4]	223	232
Freddie Mac 3.50% 2033[4]	17,735	18,410
Freddie Mac 5.00% 2040[4]	829	915
Freddie Mac 5.00% 2041[4]	1,506	1,680
Freddie Mac 4.00% 2043[4]	354	383
Freddie Mac 3.50% 2047[4]	14,885	15,482
Freddie Mac 3.50% 2047[4]	11,729	12,189
Freddie Mac Pool #ZK3727 3.00% 2026[4]	309	317
Freddie Mac Pool #ZA2603 3.00% 2026[4]	29	30
Freddie Mac Pool #ZK7580 3.00% 2027[4]	466	479
Freddie Mac Pool #ZS7367 3.00% 2028[4]	676	693
Freddie Mac Pool #ZK7590 3.00% 2029[4]	1,000	1,025
Freddie Mac Pool #ZS8602 3.00% 2031[4]	52	54
Freddie Mac Pool #ZT1344 3.00% 2033[4]	3,000	3,078
Freddie Mac Pool #ZT0716 3.00% 2033[4]	204	210
Freddie Mac Pool #SB8002 3.00% 2034[4]	1,000	1,025
Freddie Mac Pool #ZT2091 3.00% 2034[4]	475	487
Freddie Mac Pool #QN0573 3.00% 2034[4]	268	274
Freddie Mac Pool #SB8027 3.00% 2035[4]	2,082	2,138
Freddie Mac Pool #1H1354 4.209% 2036[2,4]	181	192
Freddie Mac Pool #760012 3.01% 2045[2,4]	615	619
Freddie Mac Pool #760013 3.009% 2045[2,4]	480	485
Freddie Mac Pool #760014 3.486% 2045[2,4]	1,276	1,302
Freddie Mac Pool #760015 3.238% 2047[2,4]	1,024	1,032
Freddie Mac Pool #ZM4352 3.50% 2047[4]	45	46
Freddie Mac Pool #ZS4784 3.50% 2048[4]	853	877
Freddie Mac Pool #SD8001 3.50% 2049[4]	90,895	93,422
Freddie Mac Pool #SD8005 3.50% 2049[4]	34,320	35,264
Freddie Mac Pool #ZT1951 3.50% 2049[4]	12,342	12,684
Freddie Mac Pool #ZT2086 3.50% 2049[4]	2,500	2,570
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.14% 2023[2,4]	20	20
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[4]	133	133
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	597	603
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	1,680	1,694
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	400	415
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,4]	5,765	6,145
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	181	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,6]	10,950	11,130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	10,562	10,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,4]	10,358	10,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,6]	2,040	2,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	37,774	39,835
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	1,634	1,697
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	16,820	17,140
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	39,374	40,773
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	9,169	9,470
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 172 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	$10,959	$11,110
Government National Mortgage Assn. 3.75% 2034[4]	1,097	1,138
Government National Mortgage Assn. 5.50% 2038[4]	291	327
Government National Mortgage Assn. 5.50% 2038[4]	123	132
Government National Mortgage Assn. 5.50% 2038[4]	48	54
Government National Mortgage Assn. 6.00% 2038[4]	191	219
Government National Mortgage Assn. 6.50% 2038[4]	332	376
Government National Mortgage Assn. 5.00% 2039[4]	498	555
Government National Mortgage Assn. 6.00% 2039[4]	177	200
Government National Mortgage Assn. 4.50% 2040[4]	380	411
Government National Mortgage Assn. 5.50% 2040[4]	5,393	6,024
Government National Mortgage Assn. 4.50% 2041[4]	1,106	1,168
Government National Mortgage Assn. 5.00% 2041[4]	1,954	2,130
Government National Mortgage Assn. 3.00% 2042[4]	44	46
Government National Mortgage Assn. 3.50% 2043[4]	1,507	1,587
Government National Mortgage Assn. 4.50% 2049[4]	1,081	1,130
Government National Mortgage Assn. 3.50% 2050[4,7]	40,000	41,221
Government National Mortgage Assn. 4.00% 2050[4,7]	30,870	31,952
Government National Mortgage Assn. 4.50% 2050[4,7]	11,946	12,492
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	131	145
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[4]	6,680	6,923
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[4]	1,051	1,090
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	17,450	18,300
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	9,981	10,429
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	8,326	8,750
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[4]	2,294	2,412
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	1,411	1,485
Government National Mortgage Assn. Pool #892950 2.815% 2060[2,4]	959	977
Government National Mortgage Assn. Pool #756692 4.14% 2061[4]	—[5]	—[5]
Government National Mortgage Assn. Pool #751409 4.406% 2061[4]	25	26
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	46	48
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	12	13
Government National Mortgage Assn. Pool #710079 4.70% 2061[4]	12	12
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	4	5
Government National Mortgage Assn. Pool #721640 4.81% 2061[4]	—[5]	—[5]
Government National Mortgage Assn. Pool #765151 4.921% 2061[4]	30	31
Government National Mortgage Assn. Pool #756694 5.147% 2061[4]	163	163
Government National Mortgage Assn. Pool #756715 4.424% 2062[4]	28	30
Government National Mortgage Assn. Pool #767610 4.522% 2062[4]	3	4
Government National Mortgage Assn. Pool #759735 4.903% 2062[4]	4	4
Government National Mortgage Assn. Pool #795471 5.09% 2062[4]	5	5
Government National Mortgage Assn. Pool #894475 4.045% 2063[2,4]	2,957	3,090
Government National Mortgage Assn. Pool #767641 4.395% 2063[4]	11	11
Government National Mortgage Assn. Pool #795533 5.012% 2063[4]	4	4
Government National Mortgage Assn. Pool #AG8149 2.258% 2064[2,4]	351	353
Government National Mortgage Assn. Pool #AG8156 2.728% 2064[2,4]	431	437
Government National Mortgage Assn. Pool #894482 4.041% 2064[2,4]	3,902	4,074
Government National Mortgage Assn. Pool #AG8194 4.386% 2064[4]	88	90
Government National Mortgage Assn. Pool #AG8068 4.934% 2064[4]	17	17
Government National Mortgage Assn. Pool #AG8150 4.956% 2064[4]	31	31
Government National Mortgage Assn. Pool #AG8155 5.069% 2064[4]	29	29
Government National Mortgage Assn. Pool #AG8189 5.116% 2064[4]	28	29
Government National Mortgage Assn. Pool #AG8171 5.337% 2064[4]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	360	373
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 173 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AL7438 4.49% 2065[4]	$21	$22
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.327% 2060[2,4]	376	386
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.27% 2062[2,4]	1,683	1,688
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.634% 2062[2,4]	2,153	2,163
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.092% 2020[2,4]	61	61
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.118% 2020[2,4]	179	179
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.144% 2020[2,4]	97	97
Uniform Mortgage-Backed Security 3.00% 2035[4,7]	76,804	78,695
Uniform Mortgage-Backed Security 3.00% 2035[4,7]	28,225	28,903
Uniform Mortgage-Backed Security 4.50% 2050[4,7]	16	17
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[4]	2,327	2,341
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	3,296	3,361
Total mortgage-backed obligations		801,424
Federal agency bonds & notes 17.99%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	802	818
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	569	579
Fannie Mae 1.25% 2021	2,900	2,883
Fannie Mae 2.75% 2021	26,500	26,938
Fannie Mae 2.875% 2023	36,000	37,533
Fannie Mae 7.125% 2030	4,000	5,790
Federal Home Loan Bank 3.375% 2023	16,715	17,700
Federal Home Loan Bank 3.25% 2028	13,000	14,203
Federal Home Loan Bank 5.50% 2036	600	844
Freddie Mac 2.375% 2021	40,000	40,340
Private Export Funding Corp. 2.25% 2020	5,000	5,005
Private Export Funding Corp. 3.266% 2021[8]	34,000	34,994
Private Export Funding Corp. 3.55% 2024	6,340	6,763
Small Business Administration, Series 2001-20K, 5.34% 2021	16	16
Small Business Administration, Series 2001-20J, 5.76% 2021	6	7
Small Business Administration, Series 2001-20F, 6.44% 2021	25	26
Small Business Administration, Series 2003-20B, 4.84% 2023	101	104
Tennessee Valley Authority 2.875% 2027	10,000	10,530
Tennessee Valley Authority 4.65% 2035	2,330	2,896
Tennessee Valley Authority 5.88% 2036	1,750	2,482
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,756
Tennessee Valley Authority, Series A, 4.625% 2060	250	343
TVA Southaven 3.846% 2033	1,218	1,307
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,749
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,693
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,884
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,794
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,549
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,990
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,397
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,523
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,057
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,147
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,077
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,151
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 174 of 184

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	$3,515	$3,713
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,710
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,231
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,416
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,720
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,455
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,454
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,315
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,916
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	682
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	769	820
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	875	957
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	716	788
		521,045
Total bonds, notes & other debt instruments (cost: $2,765,266,000)		2,803,853
Short-term securities 8.05% Commercial paper 7.88%
Bank of New York Co., Inc. 1.60% due 1/2/2020	26,700	26,698
Exxon Mobil Corp. 1.62% due 2/3/2020	50,000	49,923
National Rural Utilities Cooperative Finance Corp. 1.70% due 1/14/2020	8,700	8,695
Pfizer Inc. 1.67% due 1/16/2020[8]	64,800	64,755
Starbird Funding Corp. 1.58% due 1/2/2020[8]	28,100	28,098
Toronto-Dominion Bank 1.70% due 1/7/2020[8]	50,000	49,983
		228,152
Federal agency discount notes 0.17%
Federal Farm Credit Banks 1.56% due 1/30/2020	5,000	4,994
Total short-term securities (cost: $233,152,000)		233,146
Total investment securities 104.86% (cost: $2,998,418,000)		3,036,999
Other assets less liabilities (4.86)%		(140,665)
Net assets 100.00%		$2,896,334
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2019[10] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932	$185,014	$(118)
90 Day Euro Dollar Futures	Long	565	March 2020	141,250	138,799	543
2 Year U.S. Treasury Note Futures	Long	4,270	April 2020	854,000	920,185	90
5 Year U.S. Treasury Note Futures	Long	6,935	April 2020	693,500	822,556	(3,396)
10 Year U.S. Treasury Note Futures	Long	1,481	March 2020	148,100	190,193	(1,498)
10 Year Ultra U.S. Treasury Note Futures	Short	32	March 2020	(3,200)	(4,502)	54
20 Year U.S. Treasury Bond Futures	Long	219	March 2020	21,900	34,144	(596)
30 Year Ultra U.S. Treasury Bond Futures	Long	569	March 2020	56,900	103,362	(3,027)
						$(7,948)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 175 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$1,624,100	$1	$—	$1
1.5365%	U.S. EFFR	1/29/2020	1,288,300	(16)	—	(16)
1.535%	U.S. EFFR	1/29/2020	1,351,500	(18)	—	(18)
1.531%	U.S. EFFR	3/18/2020	741,200	(33)	—	(33)
1.515%	U.S. EFFR	3/18/2020	671,100	(45)	—	(45)
1.5155%	U.S. EFFR	3/18/2020	1,419,000	(93)	—	(93)
1.5135%	U.S. EFFR	3/18/2020	1,418,700	(97)	—	(97)
1.5435%	U.S. EFFR	4/29/2020	770,000	(9)	—	(9)
1.535%	U.S. EFFR	4/29/2020	1,187,700	(25)	—	(25)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(223)	—	(223)
1.4555%	U.S. EFFR	12/10/2020	129,200	(77)	—	(77)
1.454%	U.S. EFFR	12/10/2020	152,800	(94)	—	(94)
1.4995%	U.S. EFFR	12/20/2020	283,000	(43)	—	(43)
2.197%	U.S. EFFR	4/15/2021	174,000	1,418	—	1,418
1.605%	U.S. EFFR	6/20/2021	116,816	124	—	124
1.6325%	U.S. EFFR	7/18/2021	243,000	453	—	453
1.34%	U.S. EFFR	10/18/2021	50,000	(99)	—	(99)
1.355%	U.S. EFFR	10/24/2021	34,100	(57)	—	(57)
1.339%	U.S. EFFR	10/24/2021	62,000	(122)	—	(122)
1.3065%	U.S. EFFR	10/25/2021	83,800	(213)	—	(213)
1.39%	U.S. EFFR	10/31/2021	116,000	(116)	—	(116)
1.3615%	U.S. EFFR	11/1/2021	252,400	(383)	—	(383)
1.281%	U.S. EFFR	11/4/2021	252,700	(756)	—	(756)
1.411%	U.S. EFFR	11/7/2021	56,875	(35)	—	(35)
1.3925%	U.S. EFFR	11/7/2021	56,875	(54)	—	(54)
U.S. EFFR	1.335%	11/26/2021	222,000	451	—	451
1.433%	U.S. EFFR	12/16/2021	137,600	(21)	—	(21)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(612)	—	(612)
2.197%	U.S. EFFR	4/18/2022	47,400	768	—	768
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(111)	—	(111)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	150	—	150
2.5775%	U.S. EFFR	7/16/2022	181,639	2,107	—	2,107
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(139)	—	(139)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,379	—	6,379
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,107	—	6,107
2.009%	3-month USD-LIBOR	10/4/2022	50,000	450	—	450
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(441)	—	(441)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,627	—	1,627
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,010)	—	(1,010)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,272)	—	(1,272)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(647)	—	(647)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(84)	—	(84)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,426)	—	(1,426)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	723	—	723
2.908%	3-month USD-LIBOR	2/1/2028	16,000	721	—	721
2.925%	3-month USD-LIBOR	2/1/2028	12,800	587	—	587
2.92%	3-month USD-LIBOR	2/2/2028	12,200	556	—	556
U.S. EFFR	2.5065%	3/22/2028	8,700	(610)	—	(610)
U.S. EFFR	2.535%	3/23/2028	6,700	(484)	—	(484)
U.S. EFFR	2.471%	3/27/2028	8,100	(546)	—	(546)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 176 of 184

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
U.S. EFFR	2.4575%	3/29/2028	$9,638	$(639)	$—	$(639)
U.S. EFFR	2.424%	3/30/2028	8,160	(520)	—	(520)
U.S. EFFR	2.412%	4/5/2028	3,702	(233)	—	(233)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(418)	—	(418)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(629)	—	(629)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(266)	—	(266)
U.S. EFFR	1.485%	10/23/2029	16,000	244	—	244
U.S. EFFR	1.4869%	10/23/2029	14,600	220	—	220
U.S. EFFR	1.453%	10/24/2029	18,500	336	—	336
U.S. EFFR	1.4741%	10/24/2029	18,500	300	—	300
U.S. EFFR	1.4495%	10/24/2029	13,600	251	—	251
U.S. EFFR	1.446%	10/24/2029	1,800	34	—	34
1.419%	U.S. EFFR	11/26/2029	47,000	(1,021)	—	(1,021)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,923)	—	(5,923)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(6,114)	—	(6,114)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(449)	—	(449)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(545)	—	(545)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(546)	—	(546)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(426)	—	(426)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,481)	—	(2,481)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,559)	—	(3,559)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,659)	—	(3,659)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,489)	—	(1,489)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(164)	—	(164)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(925)	—	(925)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(398)	—	(398)
U.S. EFFR	2.155%	11/10/2047	8,640	(580)	—	(580)
U.S. EFFR	2.5635%	2/12/2048	33,204	(5,234)	—	(5,234)
3-month USD-LIBOR	1.934%	12/12/2049	19,300	704	—	704
3-month USD-LIBOR	1.935%	12/17/2049	17,280	627	—	627
3-month USD-LIBOR	2.007%	12/19/2049	21,500	423	—	423
3-month USD-LIBOR	2.045%	12/27/2049	15,100	166	—	166
					$—	$(20,302)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,115,000, which represented 1.59% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Step bond; coupon rate may change at a later date.
[7]	Purchased on a TBA basis.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,830,000, which represented 6.14% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 177 of 184

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 178 of 184

Managed Risk Growth Fund
Investment portfolio
December 31, 2019
Growth funds 81.52%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	$358,426
Total growth funds (cost: $314,327,000)		358,426
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	66,685
Total fixed income funds (cost: $64,788,000)		66,685
Short-term securities 3.38%
Government Cash Management Fund 1.51%[1]	14,836,148	14,836
Total short-term securities (cost: $14,836,000)		14,836
Total investment securities 100.07% (cost: $393,951,000)		439,947
Other assets less liabilities (0.07)%		(297)
Net assets 100.00%		$439,650
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	142	March 2020	$14,200	$16,843	$(61)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 179 of 184

Managed Risk International Fund
Investment portfolio
December 31, 2019
Growth funds 80.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,417,163	$133,862
Total growth funds (cost: $119,729,000)		133,862
Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	24,465
Total fixed income funds (cost: $23,789,000)		24,465
Short-term securities 4.55%
Government Cash Management Fund 1.51%[1]	7,541,294	7,541
Total short-term securities (cost: $7,541,000)		7,541
Total investment securities 100.06% (cost: $151,059,000)		165,868
Other assets less liabilities (0.06)%		(99)
Net assets 100.00%		$165,769
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2020	$7,200	$8,540	$(30)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 180 of 184

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2019
Growth-and-income funds 81.97%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	$299,536
Total growth-and-income funds (cost: $295,807,000)		299,536
Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	53,524
Total fixed income funds (cost: $52,792,000)		53,524
Short-term securities 3.45%
Government Cash Management Fund 1.51%[1]	12,608,727	12,609
Total short-term securities (cost: $12,609,000)		12,609
Total investment securities 100.06% (cost: $361,208,000)		365,669
Other assets less liabilities (0.06)%		(234)
Net assets 100.00%		$365,435
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	121	March 2020	$12,100	$14,352	$(52)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 181 of 184

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2019
Growth-and-income funds 81.15%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	$1,841,827
Total growth-and-income funds (cost: $1,679,355,000)		1,841,827
Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	337,186
Total fixed income funds (cost: $317,192,000)		337,186
Short-term securities 3.81%
Government Cash Management Fund 1.51%[1]	86,525,815	86,526
Total short-term securities (cost: $86,526,000)		86,526
Options purchased 0.19%
Options purchased*		4,322
Total options purchased (cost: $14,443,000)		4,322
Total investment securities 100.01% (cost: $2,097,516,000)		2,269,861
Other assets less liabilities (0.01)%		(137)
Net assets 100.00%		$2,269,724
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	110	$355	$2,050.00	3/20/2020	$8
S&P 500 Index	2,720	8,788	2,100.00	3/20/2020	231
S&P 500 Index	1,200	3,877	2,150.00	3/20/2020	144
S&P 500 Index	50	162	2,175.00	3/20/2020	5
S&P 500 Index	715	2,310	2,200.00	3/20/2020	82
S&P 500 Index	135	436	2,225.00	3/20/2020	17
S&P 500 Index	170	549	2,250.00	3/20/2020	25
S&P 500 Index	95	307	2,225.00	6/19/2020	50
S&P 500 Index	250	808	2,250.00	6/19/2020	148
S&P 500 Index	130	420	2,275.00	6/19/2020	92
S&P 500 Index	3,520	11,372	2,325.00	6/19/2020	3,041
S&P 500 Index	160	517	2,350.00	6/19/2020	130
S&P 500 Index	180	582	2,375.00	6/19/2020	160
S&P 500 Index	70	226	2,400.00	6/19/2020	78
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 182 of 184

*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	65	$210	$2,450.00	6/19/2020	$86
S&P 500 Index	15	48	2,325.00	9/18/2020	25
					$4,322
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	876	March 2020	$87,600	$103,902	$(375)
S&P 500 E-mini Index Contracts	Long	380	March 2020	19	61,391	1,045
						$670
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 183 of 184

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2019
Asset allocation funds 95.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	$2,704,731
Total asset allocation funds (cost: $2,461,096,000)		2,704,731
Short-term securities 4.57%
Government Cash Management Fund 1.51%[1]	129,388,605	129,389
Total short-term securities (cost: $129,389,000)		129,389
Total investment securities 100.06% (cost: $2,590,485,000)		2,834,120
Other assets less liabilities (0.06)%		(1,616)
Net assets 100.00%		$2,832,504
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,222	March 2020	$122,200	$144,941	$(525)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFPX-998-002209O-S73180	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 184 of 184

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

February 11, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Global Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.83%	Shares	Value (000)
Information technology 29.11%
ASML Holding NV1	648,442	$193,113
ASML Holding NV (New York registered)	510,500	151,077
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	301,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	19,463
Microsoft Corp.	1,999,800	315,368
Visa Inc., Class A	1,142,800	214,732
Broadcom Inc.	487,050	153,918
Temenos AG1	637,000	100,711
Paycom Software, Inc.[2]	357,000	94,519
SimCorp AS1	425,000	48,292
Adyen NV1,2	56,700	46,656
PagSeguro Digital Ltd., Class A2	1,340,900	45,805
Adobe Inc.[2]	135,000	44,524
Amphenol Corp., Class A	373,500	40,424
Other securities		209,884
		1,979,579

Consumer discretionary 17.93%
Amazon.com, Inc.[2]	173,800	321,155
Alibaba Group Holding Ltd.[1,2]	6,844,000	181,984
Takeaway.com NV1,2	740,000	68,355
Just Eat PLC[1,2]	5,292,000	58,725
Ocado Group PLC[1,2]	3,115,000	52,890
Naspers Ltd., Class N1	277,000	45,276
Moncler SpA[1]	915,000	41,155
NIKE, Inc., Class B	370,500	37,535
Other securities		412,427
		1,219,502

Health care 10.91%
UnitedHealth Group Inc.	324,200	95,308
AstraZeneca PLC[1]	721,300	72,165
Merck & Co., Inc.	775,600	70,541
Boston Scientific Corp.[2]	1,373,700	62,119
Pfizer Inc.	1,424,000	55,792
DexCom, Inc.[2]	253,000	55,341
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	55,222
Mettler-Toledo International Inc.[2]	65,000	51,563
Other securities		224,092
		742,143

Financials 10.30%
AIA Group Ltd.[1]	13,206,300	138,952
Kotak Mahindra Bank Ltd.[1]	3,917,000	92,383
JPMorgan Chase & Co.	614,600	85,675
MarketAxess Holdings Inc.	211,000	79,992
Tradeweb Markets Inc., Class A	1,501,303	69,586
Other securities		233,882
		700,470

Consumer staples 8.12%
British American Tobacco PLC[1]	2,970,800	126,572
Nestlé SA1	739,650	80,131
Philip Morris International Inc.	919,500	78,240
Altria Group, Inc.	1,125,000	56,149
Keurig Dr Pepper Inc.	1,624,000	47,015
Other securities		163,686
		551,793

46	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Communication services 7.87%
Alphabet Inc., Class A2	115,600	$154,833
Alphabet Inc., Class C2	71,052	94,998
Tencent Holdings Ltd.[1]	2,230,000	107,572
Facebook, Inc., Class A2	421,640	86,542
Nintendo Co., Ltd.[1]	137,400	55,461
Other securities		35,926
		535,332

Industrials 7.76%
Airbus SE, non-registered shares[1]	1,093,500	160,436
MTU Aero Engines AG1	167,000	47,688
Geberit AG1	65,000	36,490
Other securities		282,712
		527,326

Materials 2.73%
Sherwin-Williams Co.	155,500	90,740
Other securities		95,059
		185,799

Energy 2.02%
Reliance Industries Ltd.[1]	1,795,200	38,132
Other securities		99,232
		137,364

Utilities 0.08%
Other securities		5,646

Total common stocks (cost: $3,768,489,000)		6,584,954

Preferred securities 1.66%
Health care 1.20%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	81,675

Information technology 0.46%
Other securities		30,909

Total preferred securities (cost: $43,479,000)		112,584

Short-term securities 2.01%
Money market investments 2.01%
Capital Group Central Cash Fund 1.73%[3]	1,371,403	137,140

Total short-term securities (cost: $136,878,000)		137,140
Total investment securities 100.50% (cost: $3,948,846,000)		6,834,678
Other assets less liabilities (0.50)%		(34,231)

Net assets 100.00%		$6,800,447

American Funds Insurance Series	47

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,312,961,000, which represented 48.72% of the net assets of the fund. This amount includes $3,300,466,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

48	American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2019

Common stocks 94.84%	Shares	Value (000)
Health care 22.15%
Insulet Corp.[1]	815,300	$139,579
GW Pharmaceuticals PLC (ADR)[1]	823,718	86,128
Notre Dame Intermédica Participações SA	4,228,500	71,742
Haemonetics Corp.[1]	619,200	71,146
Allakos Inc.[1,2]	683,880	65,215
CONMED Corp.	581,200	64,996
Integra LifeSciences Holdings Corp.[1]	906,825	52,850
Mani, Inc.[3]	1,632,529	46,675
Cortexyme, Inc.[1,2]	695,324	39,035
iRhythm Technologies, Inc.[1]	515,500	35,100
PRA Health Sciences, Inc.[1]	306,100	34,023
New Frontier Health Corp., Class A1,3,4	2,680,000	26,666
Other securities		290,189
		1,023,344

Information technology 18.84%
Cree, Inc.[1]	1,199,900	55,375
Ceridian HCM Holding Inc.[1]	799,400	54,263
Net One Systems Co., Ltd.[3]	1,556,965	40,002
Network International Holdings PLC[1,3]	4,570,562	38,792
Avast PLC[3]	5,839,000	35,104
Alteryx, Inc., Class A1	340,000	34,024
SimCorp AS3	297,250	33,776
Bechtle AG, non-registered shares[3]	226,305	31,756
Carel Industries SpA[2,3]	1,947,251	30,292
Qorvo, Inc.[1]	241,800	28,104
Appfolio, Inc., Class A1	251,270	27,627
Other securities		461,432
		870,547

Industrials 14.87%
International Container Terminal Services, Inc.[3]	23,981,620	60,824
Nihon M&A Center Inc.[3]	1,710,692	59,090
VARTA AG, non-registered shares[1,3]	280,402	38,232
Meggitt PLC[3]	3,321,300	28,942
Tomra Systems ASA[3]	857,587	27,197
Marel hf., non-registered shares (ISK denominated)[3]	4,899,903	24,908
Marel hf., non-registered shares (EUR denominated)[1,3]	333,333	1,705
Other securities		445,981
		686,879

Consumer discretionary 14.63%
frontdoor, inc.[1]	1,355,200	64,264
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	57,947
Helen of Troy Ltd.[1]	283,000	50,881
Mattel, Inc.[1,2]	3,338,800	45,241
Wyndham Hotels & Resorts, Inc.	631,500	39,664
Five Below, Inc.[1]	305,000	38,997
Melco International Development Ltd.[3]	12,619,000	35,517
GVC Holdings PLC[3]	2,934,000	34,409
Thor Industries, Inc.	446,000	33,133
Other securities		275,830
		675,883

American Funds Insurance Series	49

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Financials 7.69%
Cannae Holdings, Inc.[1]	1,625,000	$60,434
Kotak Mahindra Bank Ltd.[3]	2,448,225	57,742
Essent Group Ltd.	750,841	39,036
Trupanion, Inc.[1,2]	973,800	36,479
IndusInd Bank Ltd.[3]	1,579,646	33,434
Other securities		128,424
		355,549

Real estate 3.98%
Altus Group Ltd.	932,800	27,268
MGM Growth Properties LLC REIT, Class A	864,500	26,773
Embassy Office Parks REIT[3]	4,509,000	26,767
Other securities		102,925
		183,733

Materials 3.89%
Allegheny Technologies Inc.[1]	1,413,900	29,211
Other securities		150,334
		179,545

Communication services 3.16%
Altice Europe NV, Class A1,3	4,363,000	28,195
Other securities		117,732
		145,927

Consumer staples 2.66%
Other securities		123,044

Energy 1.58%
Other securities		73,080

Utilities 1.39%
ENN Energy Holdings Ltd.[3]	4,262,900	46,609
Other securities		17,485
		64,094

Total common stocks (cost: $3,225,972,000)		4,381,625

Preferred securities 1.02%
Other 1.02%
Other securities		47,209

Total preferred securities (cost: $36,660,000)		47,209

Rights & warrants 0.00%
Health care 0.00%
Other securities		53

Total rights & warrants (cost: $0)		53

50	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.03%	Shares	Value (000)
Money market investments 6.03%
Capital Group Central Cash Fund 1.73%[5]	1,926,005	$192,600
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[5,6]	11,671,469	11,672
Goldman Sachs Financial Square Government Fund 1.50%[5,6]	9,901,092	9,901
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.50%[5,6]	13,138,720	13,139
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[5,6]	51,521,183	51,521
		278,833

Total short-term securities (cost: $278,593,000)		278,833
Total investment securities 101.89% (cost: $3,541,225,000)		4,707,720
Other assets less liabilities (1.89)%		(87,447)

Net assets 100.00%		$4,620,273

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $44,058,000, an aggregate cost of $37,986,000, and which represented .95% of the net assets of the fund) were acquired from 5/1/2015 to 12/26/2019 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.28%
Health care 0.28%
NuCana PLC (ADR)[1,2]	2,067,724	15,980	—	2,083,704	$—	$(17,366)	$—	$12,711

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $102,111,000, which represented 2.21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,960,603,000, which represented 42.43% of the net assets of the fund. This amount includes $1,889,826,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,018,000, which represented .89% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor

See notes to financial statements.

American Funds Insurance Series	51

Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.25%	Shares	Value (000)
Information technology 25.15%
Microsoft Corp.	10,468,400	$1,650,867
Broadcom Inc.	2,430,100	767,960
ASML Holding NV (New York registered)	1,161,800	343,823
ASML Holding NV1	985,000	293,343
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	30,792,000	341,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	140,578
Visa Inc., Class A	2,256,600	424,015
RingCentral, Inc., Class A2	1,557,200	262,653
ServiceNow, Inc.[2]	921,500	260,158
Intel Corp.	4,013,000	240,178
Autodesk, Inc.[2]	1,096,000	201,072
Fiserv, Inc.[2]	1,573,600	181,955
Workday, Inc., Class A2	987,000	162,312
Mastercard Inc., Class A	538,000	160,641
Other securities		1,729,830
		7,160,390

Communication services 18.20%
Facebook, Inc., Class A2	7,578,400	1,555,467
Netflix, Inc.[2]	3,251,160	1,051,978
Alphabet Inc., Class C2	552,300	738,436
Alphabet Inc., Class A2	157,500	210,954
Charter Communications, Inc., Class A2	946,280	459,021
T-Mobile US, Inc.[2]	4,885,000	383,082
Activision Blizzard, Inc.	6,317,500	375,386
Comcast Corp., Class A	5,135,900	230,961
Other securities		175,162
		5,180,447

Health care 16.70%
UnitedHealth Group Inc.	3,190,800	938,031
Intuitive Surgical, Inc.[2]	1,049,100	620,176
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	503,519
Humana Inc.	1,269,500	465,297
Vertex Pharmaceuticals Inc.[2]	1,434,579	314,101
Boston Scientific Corp.[2]	5,085,000	229,944
Centene Corp.[2]	3,484,800	219,089
Thermo Fisher Scientific Inc.	534,500	173,643
Cigna Corp.	739,902	151,303
Seattle Genetics, Inc.[2]	1,248,154	142,614
Other securities		995,508
		4,753,225

Consumer discretionary 11.29%
Amazon.com, Inc.[2]	557,016	1,029,276
Tesla, Inc.[2]	1,908,500	798,383
Home Depot, Inc.	1,206,000	263,366
Other securities		1,122,701
		3,213,726

Financials 8.49%
Goldman Sachs Group, Inc.	1,052,400	241,978
JPMorgan Chase & Co.	1,343,000	187,214
Wells Fargo & Co.	3,011,800	162,035
Legal & General Group PLC[1]	40,158,246	161,788
First Republic Bank	1,376,000	161,611
PNC Financial Services Group, Inc.	919,800	146,828
Bank of America Corp.	4,015,000	141,408
Intercontinental Exchange, Inc.	1,490,900	137,983
Other securities		1,075,635
		2,416,480

52	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 6.44%
TransDigm Group Inc.	689,000	$385,840
MTU Aero Engines AG1	1,034,033	295,275
CSX Corp.	1,882,200	136,196
Airbus SE, non-registered shares[1]	920,327	135,028
Other securities		882,578
		1,834,917

Materials 2.83%
Other securities		806,455

Consumer staples 2.72%
Altria Group, Inc.	3,140,182	156,727
Costco Wholesale Corp.	522,900	153,691
Kerry Group PLC, Class A1	1,100,000	136,951
Other securities		326,896
		774,265

Energy 2.45%
Other securities		698,230

Real estate 1.71%
Equinix, Inc. REIT	440,100	256,887
Other securities		229,970
		486,857

Utilities 0.27%
Other securities		77,731

Total common stocks (cost: $14,882,833,000)		27,402,723

Convertible bonds 0.09%	Principal amount (000)
Consumer staples 0.09%
Other securities		25,000

Total convertible bonds (cost: $25,000,000)		25,000

Short-term securities 3.87%	Shares
Money market investments 3.87%
Capital Group Central Cash Fund 1.73%[3]	11,024,924	1,102,492

Total short-term securities (cost: $1,102,383,000)		1,102,492
Total investment securities 100.21% (cost: $16,010,216,000)		28,530,215
Other assets less liabilities (0.21)%		(60,556)

Net assets 100.00%		$28,469,659

American Funds Insurance Series	53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $38,849,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,186,070,000, which represented 7.68% of the net assets of the fund. This amount includes $2,122,221,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

54	American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2019

Common stocks 92.87%	Shares	Value (000)
Financials 16.40%
AIA Group Ltd.[1]	40,985,700	$431,237
HDFC Bank Ltd.[1]	17,086,200	304,509
HDFC Bank Ltd. (ADR)	531,294	33,668
Kotak Mahindra Bank Ltd.[1]	8,121,048	191,537
Axis Bank Ltd.[1]	7,270,300	75,310
Axis Bank Ltd.[1,2]	3,222,055	34,069
BNP Paribas SA1	1,722,058	102,509
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,867,600	81,355
Other securities		398,032
		1,652,226

Consumer discretionary 13.95%
Alibaba Group Holding Ltd. (ADR)[3]	1,635,100	346,805
Sony Corp.[1]	2,051,700	139,653
MercadoLibre, Inc.[3]	190,000	108,669
Meituan Dianping, Class B1,3	7,500,347	98,223
Kering SA1	139,238	91,726
Galaxy Entertainment Group Ltd.[1]	11,306,000	83,334
Ryohin Keikaku Co., Ltd.[1]	3,319,000	77,413
Other securities		460,340
		1,406,163

Industrials 13.85%
Airbus SE, non-registered shares[1]	2,723,949	399,652
Recruit Holdings Co., Ltd.[1]	3,871,300	145,678
Melrose Industries PLC[1]	37,984,233	121,412
Safran SA1	523,100	81,088
Rheinmetall AG1	639,400	73,528
Rolls-Royce Holdings PLC[1,3]	8,080,688	73,172
Knorr-Bremse AG, non-registered shares[1]	703,099	71,566
Komatsu Ltd.[1]	2,880,500	69,061
Other securities		360,594
		1,395,751

Health care 12.43%
Novartis AG1	2,624,133	248,617
Daiichi Sankyo Co., Ltd.[1]	2,160,000	142,631
Chugai Pharmaceutical Co., Ltd.[1]	1,243,500	114,531
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	113,302
Grifols, SA, Class A, non-registered shares[1]	2,656,981	93,813
Grifols, SA, Class B (ADR)	793,690	18,485
Alcon Inc.[1,3]	1,903,239	107,818
Fresenius SE & Co. KGaA[1]	1,819,000	102,675
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	70,723
Other securities		239,573
		1,252,168

Information technology 7.24%
ASML Holding NV1	682,174	203,158
Samsung Electronics Co., Ltd.[1]	3,702,250	178,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	68,474
Other securities		279,537
		729,559

Materials 6.73%
Vale SA, ordinary nominative (ADR)	15,349,717	202,616
Vale SA, ordinary nominative	102,481	1,358
Asahi Kasei Corp.[1]	12,779,780	143,397
Other securities		330,520
		677,891

American Funds Insurance Series	55

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.72%
Pernod Ricard SA1	785,326	$140,578
Nestlé SA1	1,142,100	123,731
Kirin Holdings Co., Ltd.[1]	4,041,800	88,154
KOSÉ Corp.[1]	458,100	66,954
Other securities		257,726
		677,143

Communication services 4.91%
SoftBank Group Corp.[1]	4,168,200	181,469
Tencent Holdings Ltd.[1]	2,555,987	123,297
Altice Europe NV, Class A1,3	13,236,760	85,540
Other securities		104,327
		494,633

Energy 4.86%
Reliance Industries Ltd.[1]	5,591,364	118,767
Royal Dutch Shell PLC, Class B1	2,148,307	64,014
Oil Search Ltd.[1]	13,449,600	68,611
Other securities		238,598
		489,990

Utilities 3.56%
ENN Energy Holdings Ltd.[1]	14,004,000	153,115
China Gas Holdings Ltd.[1]	24,134,000	90,467
E.ON SE1	7,101,000	75,944
Other securities		39,455
		358,981

Real estate 2.22%
China Overseas Land & Investment Ltd.[1]	23,746,000	92,741
Other securities		130,568
		223,309

Total common stocks (cost: $6,922,555,000)		9,357,814

Preferred securities 1.20%
Health care 0.70%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	70,526

Financials 0.50%
Other securities		50,234

Total preferred securities (cost: $99,792,000)		120,760

Rights & warrants 0.23%
Health care 0.23%
Other securities		22,939

Total rights & warrants (cost: $13,238,000)		22,939

Bonds, notes & other debt instruments 0.44%	Principal amount (000)
Corporate bonds & notes 0.33%
Other 0.33%
Other securities		33,135

56	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Bonds & notes of governments outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Other securities		$11,194

Total bonds, notes & other debt instruments (cost: $38,713,000)		44,329

Short-term securities 5.41%	Shares
Money market investments 5.41%
Capital Group Central Cash Fund 1.73%[4]	5,444,569	544,457

Total short-term securities (cost: $544,206,000)		544,457
Total investment securities 100.15% (cost: $7,618,504,000)		10,090,299
Other assets less liabilities (0.15)%		(14,868)

Net assets 100.00%		$10,075,431

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,827,000, which represented .49% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 12/31/2019
(000)	(000)	Counterparty	date	(000)
USD17,024	GBP12,948	Barclays Bank PLC	1/9/2020	$(131)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $8,247,137,000, which represented 81.85% of the net assets of the fund. This amount includes $8,199,688,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 12/31/2019.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Axis Bank Ltd.	11/14/2017	$17,232	$34,069.34%

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	57

New World Fund

Summary investment portfolio December 31, 2019

Common stocks 88.36%	Shares	Value (000)
Information technology 23.02%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,405,000	$104,155
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	250,000	14,525
PagSeguro Digital Ltd., Class A2	2,921,023	99,782
Microsoft Corp.	538,524	84,925
StoneCo Ltd., Class A2	1,780,826	71,037
Keyence Corp.[1]	140,000	49,553
Broadcom Inc.	156,350	49,410
Visa Inc., Class A	223,400	41,977
PayPal Holdings, Inc.[2]	353,000	38,184
EPAM Systems, Inc.[2]	158,100	33,543
Adobe Inc.[2]	100,400	33,113
Largan Precision Co., Ltd.[1]	181,000	30,243
Autodesk, Inc.[2]	146,100	26,804
Mastercard Inc., Class A	79,800	23,827
Halma PLC[1]	843,000	23,666
Other securities		140,773
		865,517

Financials 13.11%
HDFC Bank Ltd.[1]	4,410,200	78,598
Kotak Mahindra Bank Ltd.[1]	2,942,900	69,409
B3 SA - Brasil, Bolsa, Balcao	5,593,400	59,748
AIA Group Ltd.[1]	5,316,600	55,939
Sberbank of Russia PJSC (ADR)[1]	1,371,100	22,560
Sberbank of Russia PJSC (ADR)	682,500	11,193
HDFC Life Insurance Co. Ltd.[1]	3,387,520	29,718
XP Inc., Class A2	725,900	27,962
Bank Central Asia Tbk PT1	9,869,000	23,709
Other securities		114,102
		492,938

Energy 9.90%
Reliance Industries Ltd.[1]	11,548,513	245,304
Royal Dutch Shell PLC, Class B1	1,126,400	33,564
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	22,778
Other securities		70,542
		372,188

Health care 9.15%
Notre Dame Intermédica Participações SA	2,800,868	47,520
BioMarin Pharmaceutical Inc.[2]	389,600	32,941
Carl Zeiss Meditec AG, non-registered shares[1]	216,552	27,619
AstraZeneca PLC[1]	269,800	26,993
Yunnan Baiyao Group Co., Ltd., Class A1	2,000,000	25,699
Abbott Laboratories	263,000	22,844
Illumina, Inc.[2]	67,000	22,227
Other securities		138,229
		344,072

Materials 8.32%
Vale SA, ordinary nominative	2,881,660	38,182
Vale SA, ordinary nominative (ADR)	1,976,000	26,083
Freeport-McMoRan Inc.	3,945,000	51,758
Fortescue Metals Group Ltd.[1]	4,618,395	34,809
UPM-Kymmene Oyj[1]	894,000	30,984
First Quantum Minerals Ltd.	2,305,000	23,377
Other securities		107,595
		312,788

58	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer discretionary 7.02%
Alibaba Group Holding Ltd.[1,2]	1,355,096	$36,032
Alibaba Group Holding Ltd. (ADR)[2]	30,300	6,427
Melco Resorts & Entertainment Ltd. (ADR)	931,500	22,514
Marriott International, Inc., Class A	144,800	21,927
Other securities		177,095
		263,995

Communication services 5.88%
Facebook, Inc., Class A2	268,000	55,007
Alphabet Inc., Class C2	23,220	31,046
Alphabet Inc., Class A2	10,000	13,394
Other securities		121,865
		221,312

Consumer staples 5.58%
Kweichow Moutai Co., Ltd., Class A1	334,161	56,813
Nestlé SA1	333,296	36,108
Treasury Wine Estates Ltd.[1]	2,885,454	32,974
Other securities		83,858
		209,753

Industrials 4.40%
Airbus SE, non-registered shares[1]	276,729	40,601
Shanghai International Airport Co., Ltd., Class A1	2,014,760	22,791
Nidec Corp.[1]	165,000	22,540
Other securities		79,556
		165,488

Real estate 1.09%
Other securities		41,216

Utilities 0.89%
Other securities		33,336

Total common stocks (cost: $2,372,140,000)		3,322,603

Preferred securities 1.90%
Industrials 0.65%
Azul SA, preferred nominative (ADR)[2]	433,223	18,542
Azul SA, preferred nominative[2]	419,250	6,074
		24,616

Other 1.25%
Other securities		46,788

Total preferred securities (cost: $50,498,000)		71,404

Rights & warrants 0.70%
Other 0.70%
Other securities		26,479

Total rights & warrants (cost: $15,629,000)		26,479

Bonds, notes & other debt instruments 2.57%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.35%
Other securities		88,624

American Funds Insurance Series	59

New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 0.22%
Other 0.22%
Other securities		$8,190

Total corporate bonds & notes		8,190
Total bonds, notes & other debt instruments (cost: $92,583,000)		96,814

Short-term securities 6.56%	Shares
Money market investments 6.35%
Capital Group Central Cash Fund 1.73%[3]	2,386,731	238,673

	Principal amount (000)
Other short-term securities 0.21%
Other securities		7,930

Total short-term securities (cost: $251,630,000)		246,603
Total investment securities 100.09% (cost: $2,782,480,000)		3,763,903
Other assets less liabilities (0.09)%		(3,492)

Net assets 100.00%		$3,760,411

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $61,434,000, which represented 1.63% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

“Other securities” also includes securities on loan. The total value of securities on loan was $2,679,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,928,580,000, which represented 51.29% of the net assets of the fund. This amount includes $1,899,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

60	American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.37%	Shares	Value (000)
Health care 21.60%
Abbott Laboratories	5,266,500	$457,448
UnitedHealth Group Inc.	1,137,000	334,255
AbbVie Inc.	3,603,660	319,068
Amgen Inc.	1,194,510	287,961
Gilead Sciences, Inc.	2,845,712	184,914
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	101,271
Humana Inc.	259,000	94,929
Medtronic PLC	700,000	79,415
Other securities		146,171
		2,005,432

Information technology 15.66%
Microsoft Corp.	2,469,200	389,393
QUALCOMM Inc.	2,846,800	251,173
Broadcom Inc.	575,100	181,743
Apple Inc.	400,000	117,460
Mastercard Inc., Class A	337,000	100,625
Intel Corp.	1,680,000	100,548
Texas Instruments Inc.	780,000	100,066
Accenture PLC, Class A	400,000	84,228
Automatic Data Processing, Inc.	338,500	57,715
Other securities		70,326
		1,453,277

Energy 13.73%
Exxon Mobil Corp.	4,883,200	340,750
EOG Resources, Inc.	3,208,800	268,769
Diamondback Energy, Inc.	1,320,033	122,578
Schlumberger Ltd.	2,602,000	104,600
Baker Hughes Co., Class A	3,942,000	101,034
Concho Resources Inc.	859,500	75,266
TC Energy Corp.	1,350,000	71,969
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	68,006
Other securities		121,236
		1,274,208

Consumer staples 10.82%
Philip Morris International Inc.	3,005,600	255,747
British American Tobacco PLC (ADR)	4,935,830	209,575
Constellation Brands, Inc., Class A	793,100	150,491
Costco Wholesale Corp.	273,000	80,240
Coca-Cola Co.	1,387,000	76,770
Altria Group, Inc.	1,500,000	74,865
Other securities		156,377
		1,004,065

Industrials 9.91%
CSX Corp.	3,628,500	262,558
General Dynamics Corp.	1,421,634	250,705
Illinois Tool Works Inc.	650,000	116,760
Airbus Group SE (ADR)	2,639,000	96,983
United Technologies Corp.	500,000	74,880
Union Pacific Corp.	400,000	72,316
Other securities		45,917
		920,119

American Funds Insurance Series	61

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Communication services 6.88%
Facebook, Inc., Class A1	1,339,800	$274,994
Alphabet Inc., Class A1	103,775	138,995
Alphabet Inc., Class C1	3,000	4,011
Verizon Communications Inc.	1,604,500	98,516
Comcast Corp., Class A	1,970,000	88,591
Other securities		33,749
		638,856

Financials 5.12%
JPMorgan Chase & Co.	1,309,000	182,475
Wells Fargo & Co.	1,500,000	80,700
U.S. Bancorp	1,000,000	59,290
Other securities		152,813
		475,278

Consumer discretionary 4.87%
Lowe’s Cos., Inc.	1,314,975	157,481
McDonald’s Corp.	500,000	98,805
Other securities		196,078
		452,364

Utilities 3.10%
Public Service Enterprise Group Inc.	2,594,000	153,176
American Electric Power Co., Inc.	600,000	56,706
Other securities		78,146
		288,028

Real estate 2.35%
Other securities		217,896

Materials 2.33%
Linde PLC	884,700	188,353
Other securities		27,638
		215,991

Total common stocks (cost: $6,823,043,000)		8,945,514

Rights & warrants 0.14%
Financials 0.14%
Other securities		13,179

Total rights & warrants (cost: $19,905,000)		13,179

Convertible stocks 0.06%
Health care 0.06%
Other securities		5,777

Total convertible stocks (cost: $4,979,000)		5,777

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities 3.37%	Shares	Value (000)
Money market investments 3.37%
Capital Group Central Cash Fund 1.73%[2]	3,124,623	$312,462

Total short-term securities (cost: $312,432,000)		312,462
Total investment securities 99.94% (cost: $7,160,359,000)		9,276,932
Other assets less liabilities 0.06%		5,429

Net assets 100.00%		$9,282,361

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	63

Global Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 96.65%	Shares	Value (000)
Information technology 15.69%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,650,800	$95,803
Microsoft Corp.	281,000	44,314
PagSeguro Digital Ltd., Class A2	1,128,752	38,558
Broadcom Inc.	121,200	38,302
Apple Inc.	112,390	33,003
ASML Holding NV1	70,000	20,847
Other securities		64,750
		335,577

Industrials 12.59%
Airbus SE, non-registered shares[1]	623,200	91,434
CCR SA, ordinary nominative	7,680,800	36,240
Lockheed Martin Corp.	66,000	25,699
Safran SA1	123,500	19,144
Rheinmetall AG1	151,500	17,422
Boeing Co.	49,400	16,093
Other securities		63,201
		269,233

Financials 11.87%
Sberbank of Russia PJSC (ADR)[1]	1,710,000	28,136
AIA Group Ltd.[1]	2,503,000	26,336
HDFC Bank Ltd.[1]	1,288,000	22,955
Toronto-Dominion Bank (CAD denominated)	300,700	16,865
DBS Group Holdings Ltd.[1]	803,000	15,478
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	14,156
CME Group Inc., Class A	70,000	14,050
Sony Financial Holdings Inc.[1]	550,000	13,165
Other securities		102,601
		253,742

Consumer discretionary 9.58%
LVMH Moët Hennessy-Louis Vuitton SE1	56,200	26,174
Home Depot, Inc.	75,500	16,488
Norwegian Cruise Line Holdings Ltd.[2]	275,000	16,063
Flutter Entertainment PLC[1]	124,000	15,143
Alibaba Group Holding Ltd.[1,2]	558,400	14,848
Other securities		116,164
		204,880

Health care 9.36%
UnitedHealth Group Inc.	86,300	25,370
AstraZeneca PLC[1]	167,000	16,708
Boston Scientific Corp.[2]	351,000	15,872
Merck & Co., Inc.	169,850	15,448
Abbott Laboratories	171,000	14,853
Novartis AG1	148,000	14,022
Fleury SA, ordinary nominative	1,750,000	13,281
Other securities		84,510
		200,064

Communication services 8.45%
Nintendo Co., Ltd.[1]	235,700	95,140
Alphabet Inc., Class A2	21,800	29,199
Alphabet Inc., Class C2	7,000	9,359
Comcast Corp., Class A	296,000	13,311
Other securities		33,697
		180,706

64	American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)
Materials 7.57%
Fortescue Metals Group Ltd.[1]	4,763,816	$35,905
Freeport-McMoRan Inc.	2,499,000	32,787
Vale SA, ordinary nominative	2,220,000	29,415
Koninklijke DSM NV1	109,000	14,228
Other securities		49,629
		161,964

Energy 6.53%
Reliance Industries Ltd.[1]	2,714,148	57,652
Gazprom PJSC (ADR)[1]	3,431,000	28,254
Other securities		53,777
		139,683

Utilities 5.79%
E.ON SE1	3,644,000	38,972
Ørsted AS1	345,482	35,794
Enel SpA[1]	3,539,000	28,154
Other securities		20,931
		123,851

Real estate 5.19%
MGM Growth Properties LLC REIT, Class A	1,101,200	34,104
Gaming and Leisure Properties, Inc. REIT	425,000	18,296
Alexandria Real Estate Equities, Inc. REIT	103,000	16,643
Other securities		42,014
		111,057

Consumer staples 4.03%
Nestlé SA1	324,275	35,131
Other securities		50,996
		86,127

Total common stocks (cost: $1,433,746,000)		2,066,884

Preferred securities 0.37%
Financials 0.37%
Other securities		7,892

Total preferred securities (cost: $6,929,000)		7,892

Bonds, notes & other debt instruments 1.63%	Principal amount (000)
Corporate bonds & notes 1.63%
Communication services 1.63%
Sprint Corp. 7.25% 2021	$33,000	34,957

Total bonds, notes & other debt instruments (cost: $32,020,000)		34,957

Short-term securities 1.34%	Shares
Money market investments 1.34%
Capital Group Central Cash Fund 1.73%[3]	285,611	28,561

Total short-term securities (cost: $28,489,000)		28,561
Total investment securities 99.99% (cost: $1,501,184,000)		2,138,294
Other assets less liabilities 0.01%		189

Net assets 100.00%		$2,138,483

American Funds Insurance Series	65

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD7,235	AUD10,500	Citibank	1/17/2020	$(137)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,146,095,000, which represented 53.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

USD/$ = U.S. dollars

See notes to financial statements.

66	American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2019

Common stocks 94.10%	Shares	Value (000)
Health care 16.21%
UnitedHealth Group Inc.	3,133,668	$921,236
Abbott Laboratories	6,789,069	589,698
Amgen Inc.	2,000,500	482,261
Gilead Sciences, Inc.	6,917,600	449,506
Eli Lilly and Co.	2,892,600	380,174
Merck & Co., Inc.	3,338,880	303,671
Cigna Corp.	1,327,418	271,444
AstraZeneca PLC[1]	1,643,500	164,430
AstraZeneca PLC (ADR)	1,228,600	61,258
Other securities		2,215,742
		5,839,420

Information technology 15.04%
Microsoft Corp.	9,454,500	1,490,975
Broadcom Inc.	2,152,434	680,212
Intel Corp.	6,651,600	398,098
Texas Instruments Inc.	2,127,082	272,883
Accenture PLC, Class A	1,067,900	224,868
Visa Inc., Class A	1,160,200	218,002
Mastercard Inc., Class A	710,000	211,999
Other securities		1,923,211
		5,420,248

Communication services 12.02%
Facebook, Inc., Class A2	6,826,100	1,401,057
Netflix, Inc.[2]	2,352,425	761,174
Alphabet Inc., Class C2	296,784	396,806
Alphabet Inc., Class A2	247,980	332,142
Comcast Corp., Class A	6,693,400	301,002
Charter Communications, Inc., Class A2	438,369	212,644
Verizon Communications Inc.	3,379,400	207,495
Other securities		719,670
		4,331,990

Financials 10.86%
JPMorgan Chase & Co.	4,005,030	558,301
CME Group Inc., Class A	1,642,100	329,602
Intercontinental Exchange, Inc.	3,183,555	294,638
Willis Towers Watson PLC	1,314,000	265,349
Aon PLC, Class A	1,214,800	253,031
Nasdaq, Inc.	2,129,600	228,080
Bank of New York Mellon Corp.	4,159,300	209,338
Other securities		1,773,710
		3,912,049

Industrials 10.57%
Airbus SE, non-registered shares[1]	2,904,564	426,151
BWX Technologies, Inc.[3]	5,414,670	336,143
TransDigm Group Inc.	578,800	324,128
Northrop Grumman Corp.	733,200	252,199
General Dynamics Corp.	1,381,600	243,645
Equifax Inc.	1,386,600	194,290
Other securities		2,031,239
		3,807,795

American Funds Insurance Series	67

Growth-Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.10%
Coca-Cola Co.	7,316,100	$404,946
British American Tobacco PLC[1]	8,069,260	343,793
British American Tobacco PLC (ADR)	479,440	20,357
Keurig Dr Pepper Inc.	7,241,735	209,648
Carlsberg A/S, Class B1	1,390,224	207,388
Other securities		1,372,011
		2,558,143

Energy 6.94%
Exxon Mobil Corp.	6,274,200	437,814
EOG Resources, Inc.	3,943,800	330,333
Chevron Corp.	2,485,800	299,564
Enbridge Inc. (CAD denominated)	7,486,412	297,658
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	284,748
Other securities		849,638
		2,499,755

Consumer discretionary 5.06%
Amazon.com, Inc.[2]	297,400	549,548
Other securities		1,274,385
		1,823,933

Materials 4.83%
Celanese Corp.	3,243,233	399,307
Linde PLC	1,152,000	245,261
Other securities		1,096,901
		1,741,469

Real estate 2.97%
Equinix, Inc. REIT	533,800	311,579
Crown Castle International Corp. REIT	2,071,500	294,464
Other securities		462,520
		1,068,563

Utilities 2.45%
Sempra Energy	1,784,000	270,241
Other securities		610,705
		880,946

Mutual funds 0.05%
Other securities		16,337

Total common stocks (cost: $23,281,968,000)		33,900,648

Convertible stocks 0.51%
Real estate 0.24%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	67,900	87,030

Health care 0.16%
Other securities		58,952

Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	38,755

Total convertible stocks (cost: $162,141,000)		184,737

68	American Funds Insurance Series

Growth-Income Fund

Bonds, notes & other debt instruments 0.02%	Principal amount (000)	Value (000)
Corporate bonds & notes 0.02%
Energy 0.02%
Other securities		$5,722

Total bonds, notes & other debt instruments (cost: $5,266,000)		5,722

Short-term securities 5.39%	Shares
Money market investments 5.39%
Capital Group Central Cash Fund 1.73%[4]	19,405,997	1,940,600

Total short-term securities (cost: $1,939,508,000)		1,940,600
Total investment securities 100.02% (cost: $25,388,883,000)		36,031,707
Other assets less liabilities (0.02)%		(5,441)

Net assets 100.00%		$36,026,266

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $5,722,000, which represented .02% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.93%
Industrials 0.93%
BWX Technologies, Inc.	5,290,948	489,900	366,178	5,414,670	$(1,021)	$128,124	$3,592	$336,143

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,637,561,000, which represented 10.10% of the net assets of the fund. This amount includes $3,621,224,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	69

International Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 88.41%	Shares	Value (000)
Financials 16.74%
HDFC Bank Ltd.[1]	2,457,600	$43,799
Zurich Insurance Group AG1	92,200	37,815
AIA Group Ltd.[1]	2,338,600	24,606
Banco Santander, SA1	4,834,538	20,413
ING Groep NV1	1,367,000	16,429
Sony Financial Holdings Inc.[1]	660,400	15,808
Prudential PLC[1]	738,000	14,200
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	13,837
DBS Group Holdings Ltd.[1]	558,000	10,756
Haci Ömer Sabanci Holding AS1	6,520,900	10,463
Other securities		43,052
		251,178

Industrials 10.95%
Airbus SE, non-registered shares[1]	216,160	31,715
Shanghai International Airport Co., Ltd., Class A1	2,590,033	29,298
ASSA ABLOY AB, Class B1	681,100	15,916
Komatsu Ltd.[1]	629,600	15,095
Airports of Thailand PCL, foreign registered[1]	5,250,000	12,974
SMC Corp.[1]	23,300	10,651
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	10,135
Other securities		38,511
		164,295

Consumer discretionary 10.51%
Luckin Coffee Inc., Class A (ADR)[2]	987,340	38,862
Sony Corp.[1]	430,000	29,269
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,355
Kering SA1	29,000	19,104
Galaxy Entertainment Group Ltd.[1]	2,365,000	17,432
Alibaba Group Holding Ltd. (ADR)[2]	79,100	16,777
Other securities		13,788
		157,587

Health care 9.46%
Novartis AG1	502,545	47,612
Daiichi Sankyo Co., Ltd.[1]	561,000	37,044
Takeda Pharmaceutical Co. Ltd.[1]	518,353	20,536
Fresenius SE & Co. KGaA[1]	275,800	15,568
Other securities		21,085
		141,845

Energy 7.44%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,147,691	63,839
Royal Dutch Shell PLC, Class B1	138,000	4,112
TOTAL SA1	404,534	22,356
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,814
Canadian Natural Resources, Ltd.	92,000	2,976
Other securities		9,504
		111,601

Utilities 6.31%
E.ON SE1	3,488,000	37,304
ENN Energy Holdings Ltd.[1]	1,658,000	18,128
Other securities		39,281
		94,713

70	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Materials 6.11%
Rio Tinto PLC[1]	658,800	$39,144
Kansai Paint Co., Ltd.[1]	512,000	12,514
Air Liquide SA, non-registered shares[1]	79,200	11,256
Other securities		28,698
		91,612

Information technology 5.64%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,804,000	31,053
Tokyo Electron Ltd.[1]	96,500	21,206
ASML Holding NV1	47,800	14,235
Samsung Electronics Co., Ltd.[1]	259,000	12,480
Other securities		5,577
		84,551

Consumer staples 5.21%
British American Tobacco PLC[1]	548,402	23,365
Pernod Ricard SA1	128,650	23,029
Coca-Cola Icecek AS, Class C1	2,631,000	17,131
Other securities		14,657
		78,182

Communication services 5.15%
Singapore Telecommunications Ltd.[1]	9,429,449	23,646
SoftBank Group Corp.[1]	487,600	21,229
Yandex NV, Class A2	470,000	20,440
Other securities		12,003
		77,318

Real estate 4.89%
Sun Hung Kai Properties Ltd.[1]	2,061,500	31,622
CK Asset Holdings Ltd.[1]	2,626,000	19,032
China Overseas Land & Investment Ltd.[1]	3,944,000	15,403
Other securities		7,322
		73,379

Total common stocks (cost: $1,069,560,000)		1,326,261

Preferred securities 2.10%
Financials 1.83%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,993,550	27,391

Energy 0.27%
Other securities		4,072

Total preferred securities (cost: $26,377,000)		31,463

Bonds, notes & other debt instruments 1.12%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.58%
Bonds & notes of governments & government agencies outside the U.S. 0.58%
Other securities		8,743

Corporate bonds & notes 0.54%
Other 0.54%
Other securities		8,076

Total bonds, notes & other debt instruments (cost: $15,646,000)		16,819

American Funds Insurance Series	71

International Growth and Income Fund

Short-term securities 8.54%	Shares	Value (000)
Money market investments 8.54%
Capital Group Central Cash Fund 1.73%[3]	1,280,263	$128,026

Total short-term securities (cost: $127,980,000)		128,026
Total investment securities 100.17% (cost: $1,239,563,000)		1,502,569
Other assets less liabilities (0.17)%		(2,483)

Net assets 100.00%		$1,500,086

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $1,931,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD1,609	GBP1,223	Bank of America	1/9/2020	$(11)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,211,171,000, which represented 80.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

72	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2019

Common stocks 68.57%	Shares	Value (000)
Consumer staples 10.33%
Philip Morris International Inc.	188,220	$16,016
British American Tobacco PLC[1]	307,500	13,101
Diageo PLC[1]	303,200	12,777
Coca-Cola Co.	225,000	12,454
Carlsberg A/S, Class B1	72,426	10,804
Altria Group, Inc.	205,470	10,255
Nestlé SA1	69,277	7,505
Imperial Brands PLC[1]	291,600	7,225
Other securities		13,015
		103,152

Information technology 9.62%
Microsoft Corp.	119,020	18,769
Broadcom Inc.	51,500	16,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,366,800	15,137
Intel Corp.	221,100	13,233
QUALCOMM Inc.	123,400	10,888
Other securities		21,730
		96,032

Financials 8.43%
CME Group Inc., Class A	66,166	13,281
Zurich Insurance Group AG1	31,098	12,755
JPMorgan Chase & Co.	72,900	10,162
Truist Financial Corp.	152,006	8,561
Sampo Oyj, Class A1	153,061	6,678
Swedbank AB, Class A1	419,333	6,254
Other securities		26,516
		84,207

Real estate 7.88%
American Tower Corp. REIT	81,369	18,700
Crown Castle International Corp. REIT	130,300	18,522
Link Real Estate Investment Trust REIT[1]	848,000	9,003
CK Asset Holdings Ltd.[1]	971,500	7,041
Other securities		25,386
		78,652

Energy 6.06%
Royal Dutch Shell PLC, Class B1	661,840	19,721
Royal Dutch Shell PLC, Class B (ADR)	8,500	510
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	3
Enbridge Inc. (CAD denominated)	458,570	18,233
Chevron Corp.	57,700	6,953
Other securities		15,110
		60,530

Health care 5.32%
AstraZeneca PLC[1]	123,900	12,396
AstraZeneca PLC (ADR)	145,100	7,235
GlaxoSmithKline PLC[1]	541,100	12,730
Pfizer Inc.	207,500	8,130
Other securities		12,654
		53,145

Communication services 4.89%
Vodafone Group PLC[1]	6,536,800	12,690
Koninklijke KPN NV1	2,808,662	8,299
Nippon Telegraph and Telephone Corp.[1]	263,000	6,662
Other securities		21,142
		48,793

American Funds Insurance Series	73

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities 4.80%
Enel SpA[1]	2,008,308	$15,977
Edison International	159,800	12,050
SSE PLC[1]	339,756	6,510
Other securities		13,413
		47,950

Industrials 4.52%
Airbus SE, non-registered shares[1]	92,765	13,610
Boeing Co.	21,750	7,085
BOC Aviation Ltd.[1]	646,700	6,570
Other securities		17,891
		45,156

Consumer discretionary 4.07%
Las Vegas Sands Corp.	195,000	13,463
Sands China Ltd.[1]	1,782,000	9,556
Other securities		17,667
		40,686

Materials 2.65%
Dow Inc.	164,133	8,983
Other securities		17,517
		26,500

Total common stocks (cost: $597,003,000)		684,803

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[2]

Total rights & warrants (cost: $1,000)		—	[2]

Convertible stocks 1.61%
Utilities 0.74%
Sempra Energy, Series A, convertible preferred, 6.00% 2021	61,600	7,393

Information technology 0.46%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	4,594

Real estate 0.41%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	3,150	4,038

Total convertible stocks (cost: $13,498,000)		16,025

Bonds, notes & other debt instruments 21.35%	Principal amount (000)
U.S. Treasury bonds & notes 10.37%
U.S. Treasury 9.79%
U.S. Treasury 1.75% 2020	$8,000	8,008
U.S. Treasury 2.00% 2022[3]	15,000	15,159
U.S. Treasury 2.125% 2022	8,800	8,931
U.S. Treasury 2.00% 2025	13,200	13,384
U.S. Treasury 1.875% 2026	6,300	6,331
U.S. Treasury 2.00% 2026	7,500	7,588
U.S. Treasury 0%–3.13% 2021–2049[3]	40,841	38,435
		97,836

74	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Securities 0.50%–0.63% 2023–2028[4]	$5,698	$5,788

Total U.S. Treasury bonds & notes		103,624

Corporate bonds & notes 4.87%
Utilities 0.85%
Edison International 3.55%–5.75% 2024–2028	865	903
Southern California Edison Co. 3.60%–4.13% 2028–2048	694	720
Other securities		6,900
		8,523

Consumer staples 0.69%
Altria Group, Inc. 5.95% 2049	327	396
British American Tobacco PLC 3.22%–4.76% 2026–2049	1,190	1,211
Philip Morris International Inc. 3.375% 2029	450	472
Other securities		4,829
		6,908

Financials 0.68%
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[5]	246	246
Other securities		6,580
		6,826

Information technology 0.65%
Broadcom Inc. 4.75% 2029[6]	490	536
Broadcom Ltd. 3.875% 2027	370	384
Microsoft Corp. 1.55%–2.40% 2021–2022	1,505	1,519
Other securities		4,008
		6,447

Health care 0.53%
AstraZeneca PLC 3.375% 2025	200	212
Other securities		5,106
		5,318

Energy 0.41%
Enbridge Energy Partners, LP 7.375% 2045	73	109
Shell International Finance BV 2.00% 2024	420	419
Other securities		3,548
		4,076

Communication services 0.30%
Vodafone Group PLC 4.25% 2050	75	79
Other securities		2,904
		2,983

Other 0.76%
Other securities		7,557

Total corporate bonds & notes		48,638

Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 4.13%
Freddie Mac 3.01%–3.50% 2045–2049[7,8]	13,624	13,995
Other securities		27,245
		41,240

American Funds Insurance Series	75

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.51%
Other securities		$5,082

Total mortgage-backed obligations		46,322

Asset-backed obligations 1.43%
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,7]	$6,959	6,959
Other securities		7,310

Total asset-backed obligations		14,269

Municipals 0.04%
Other securities		415

Total bonds, notes & other debt instruments (cost: $208,835,000)		213,268

Short-term securities 7.66%	Shares
Money market investments 7.66%
Capital Group Central Cash Fund 1.73%[9]	765,198	76,520

Total short-term securities (cost: $76,393,000)		76,520
Total investment securities 99.19% (cost: $895,730,000)		990,616
Other assets less liabilities 0.81%		8,100

Net assets 100.00%		$998,716

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 12/31/2019 (000) [11]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	422	April 2020	$84,400	$90,941	$(41)
5 Year U.S. Treasury Note Futures	Short	50	April 2020	(5,000)	(5,930)	27
10 Year U.S. Treasury Note Futures	Long	37	March 2020	3,700	4,752	(40)
10 Year Ultra U.S. Treasury Note Futures	Short	6	March 2020	(600)	(844)	10
20 Year U.S. Treasury Bond Futures	Long	49	March 2020	4,900	7,639	(162)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	March 2020	2,300	4,178	(125)
						$(331)

76	American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$253	$—	$253
1.6325%	U.S. EFFR	7/18/2021	40,000	75	—	75
1.3615%	U.S. EFFR	11/1/2021	23,500	(36)	—	(36)
1.281%	U.S. EFFR	11/4/2021	23,500	(70)	—	(70)
U.S. EFFR	1.335%	11/26/2021	38,000	77	—	77
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
U.S. EFFR	1.485%	10/23/2029	5,000	76	—	76
U.S. EFFR	1.4869%	10/23/2029	4,600	69	—	69
U.S. EFFR	1.453%	10/24/2029	5,800	105	—	105
U.S. EFFR	1.4741%	10/24/2029	5,800	94	—	94
U.S. EFFR	1.4495%	10/24/2029	4,200	78	—	78
U.S. EFFR	1.446%	10/24/2029	600	11	—	11
1.419%	U.S. EFFR	11/26/2029	8,000	(174)	—	(174)
					$—	$829

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $345,473,000, which represented 34.59% of the net assets of the fund. This amount includes $345,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,180,000, which represented .12% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,329,000, which represented 2.14% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

GBP = British pounds

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	77

Asset Allocation Fund

Summary investment portfolio December 31, 2019

Common stocks 64.44%	Shares	Value (000)
Information technology 15.65%
Microsoft Corp.	6,891,900	$1,086,852
Broadcom Inc.	2,097,200	662,757
ASML Holding NV (New York registered)	1,865,000	551,928
ASML Holding NV1	70,000	20,847
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	395,469
MKS Instruments, Inc.[2]	2,800,000	308,028
VeriSign, Inc.[3]	1,400,000	269,752
Intel Corp.	3,500,000	209,475
Visa Inc., Class A	1,032,000	193,913
Dell Technologies Inc., Class C3	3,387,100	174,063
Mastercard Inc., Class A	451,000	134,664
Other securities		284,508
		4,292,256

Financials 11.02%
First Republic Bank	3,380,000	396,981
Chubb Ltd.	2,375,000	369,693
Arch Capital Group Ltd.[3]	7,331,500	314,448
JPMorgan Chase & Co.	1,600,000	223,040
Bank of America Corp.	6,000,000	211,320
Capital One Financial Corp.	2,000,000	205,820
Citigroup Inc.	2,500,000	199,725
CME Group Inc., Class A	977,200	196,144
Apollo Global Management, Inc., Class A	3,090,000	147,424
Other securities		758,031
		3,022,626

Health care 10.65%
UnitedHealth Group Inc.	2,016,300	592,752
Johnson & Johnson	3,200,000	466,784
Humana Inc.	1,265,000	463,648
Abbott Laboratories	3,000,000	260,580
Cigna Corp.	1,250,000	255,612
Merck & Co., Inc.	2,420,300	220,126
Other securities		660,419
		2,919,921

Industrials 5.90%
Northrop Grumman Corp.	1,449,400	498,550
Boeing Co.	1,417,300	461,700
Lockheed Martin Corp.	847,200	329,883
CSX Corp.	1,875,000	135,675
Other securities		191,830
		1,617,638

Consumer discretionary 4.89%
Home Depot, Inc.	1,188,000	259,435
Amazon.com, Inc.[3]	103,000	190,328
Suzuki Motor Corp.[1]	4,500,000	188,490
Aramark	4,300,000	186,620
General Motors Co.	4,100,000	150,060
VF Corp.	1,400,000	139,524
Kontoor Brands, Inc.[2]	3,250,000	136,467
Other securities		90,610
		1,341,534

78	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Communication services 4.32%
Charter Communications, Inc., Class A3	942,126	$457,006
Alphabet Inc., Class C3	133,600	178,626
Alphabet Inc., Class A3	111,200	148,940
Facebook, Inc., Class A3	1,077,100	221,075
Other securities		178,690
		1,184,337

Consumer staples 4.20%
Philip Morris International Inc.	6,243,000	531,217
Nestlé SA1	3,006,689	325,734
Nestlé SA (ADR)	900,000	97,434
Altria Group, Inc.	3,200,000	159,712
Other securities		37,280
		1,151,377

Energy 3.76%
Noble Energy, Inc.	13,500,000	335,340
Cenovus Energy Inc. (CAD denominated)	29,000,000	294,790
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,618
Other securities		234,790
		1,029,538

Materials 2.55%
Dow Inc.	5,416,666	296,454
Other securities		401,213
		697,667

Real estate 0.87%
Other securities		238,213

Utilities 0.63%
CMS Energy Corp.	2,284,700	143,570
Other securities		29,351
		172,921

Total common stocks (cost: $11,151,198,000)		17,668,028

Rights & warrants 0.00%
Other 0.00%
Other securities		1,070

Total rights & warrants (cost: $3,366,000)		1,070

Convertible stocks 0.52%
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022[4]	60,000	70,678

Other 0.26%
Other securities		72,133

Total convertible stocks (cost: $126,588,000)		142,811

Convertible bonds 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		127

Total convertible bonds (cost: $101,000)		127

American Funds Insurance Series	79

Asset Allocation Fund

Bonds, notes & other debt instruments 29.78%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 11.77%
U.S. Treasury 9.68%
U.S. Treasury 2.50% 2021	$200,000	$201,868
U.S. Treasury 1.75% 2024	155,150	155,659
U.S. Treasury 2.50% 2024[5]	225,000	232,461
U.S. Treasury 1.13%–3.00% 2020–2049[5]	2,040,982	2,063,170
		2,653,158

U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2024–2049[5,6]	545,525	573,509

Total U.S. Treasury bonds & notes		3,226,667

Corporate bonds & notes 10.36%
Health care 1.67%
UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,455	16,075
Other securities		441,912
		457,987

Financials 1.52%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	7,405	7,765
Other securities		410,159
		417,924

Energy 1.34%
Cenovus Energy Inc. 3.80%–5.40% 2023–2047	11,635	12,381
Noble Energy, Inc. 3.25%–4.95% 2028–2047	9,438	9,703
Other securities		344,613
		366,697

Communication services 1.07%
Alphabet Inc. 1.998% 2026	3,000	2,984
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%–6.48% 2023–2050[7]	37,855	41,961
Other securities		248,604
		293,549

Industrials 0.82%
Boeing Co. 2.70%–3.90% 2022–2049	17,781	18,552
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,935	11,243
Northrop Grumman Corp. 2.55%–3.25% 2022–2028	16,052	16,535
Other securities		179,446
		225,776

Consumer discretionary 0.72%
Home Depot, Inc. 2.95%–4.50% 2028–2048	14,113	15,332
Other securities		180,639
		195,971

Consumer staples 0.64%
Nestlé Holdings, Inc. 3.35% 2023[7]	750	785
Philip Morris International Inc. 1.88%–3.38% 2020–2029	12,186	12,513
Other securities		162,290
		175,588

Information technology 0.47%
Broadcom Inc. 3.13%–4.75% 2022–2029[7]	26,670	28,598
Broadcom Ltd. 3.50%–3.88% 2024–2028	7,524	7,700
Microsoft Corp. 1.55%–4.25% 2021–2047	20,985	22,758
Other securities		71,003
		130,059

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other 2.11%
Other securities		$577,127

Total corporate bonds & notes		2,840,678

Mortgage-backed obligations 6.93%
Federal agency mortgage-backed obligations 6.68%
Fannie Mae 0%–7.50% 2021–2050[8,9]	$628,513	649,074
Freddie Mac 2.45%–5.42% 2023–2049[8,9]	289,392	299,107
Government National Mortgage Assn. 3.50%–4.50% 2048–2050[8,10]	535,819	556,289
Other securities		327,651
		1,832,121

Other 0.25%
Other securities		68,092

Total mortgage-backed obligations		1,900,213

Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	12,974

Other 0.67%
Other securities		186,876

Total bonds, notes & other debt instruments (cost: $8,000,047,000)		8,167,408

Short-term securities 5.80%	Shares
Money market investments 5.80%
Capital Group Central Cash Fund 1.73%[11]	15,848,444	1,584,844
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[11,12]	997,009	997
Goldman Sachs Financial Square Government Fund 1.50%[11,12]	960,737	961
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[11,12]	2,634,650	2,635
		1,589,437

Total short-term securities (cost: $1,588,867,000)		1,589,437
Total investment securities 100.54% (cost: $20,870,167,000)		27,568,881
Other assets less liabilities (0.54)%		(149,226)

Net assets 100.00%		$27,419,655

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,104,000, which represented ..15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,194,000, an aggregate cost of $9,168,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 12/31/2019 (000) [14]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,773	April 2020	$1,154,600	$1,244,082	$(625)
5 Year U.S. Treasury Note Futures	Long	5,836	April 2020	583,600	692,204	(2,360)
10 Year U.S. Treasury Note Futures	Short	214	March 2020	(21,400)	(27,482)	290
10 Year Ultra U.S. Treasury Note Futures	Short	836	March 2020	(83,600)	(117,628)	1,420
30 Year Ultra U.S. Treasury Bond Futures	Long	291	March 2020	29,100	52,862	(1,687)
						$(2,962)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$26,400	$(518)	$—	$(518)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,056)	—	(2,056)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,273)	—	(2,273)
3-month USD-LIBOR	1.5615%	11/27/2024	130,000	1,035	—	1,035
					$—	$(3,812)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 1.62%
Information technology 1.12%
MKS Instruments, Inc.	—	2,800,000	—	2,800,000	$—	$70,752	$1,510	$308,028

Consumer discretionary 0.50%
Kontoor Brands, Inc.	—	3,250,000	—	3,250,000	—	45,066	3,548	136,467
Dillard’s, Inc., Class A (USA)[15]	1,700,000	—	1,700,000	—	(5,248)	7,584	340	—
								136,467

Energy 0.00%
Weatherford International PLC[3,15]	60,000,000	—	60,000,000	—	(446,158)	415,322	—	—

Total common stocks								444,495

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International LLC 9.875% 2025[15,16]	—	$2,550,000	$2,550,000	—	(1,906)	—	108	—
Weatherford International PLC 4.50% 2022[15,16]	$6,365,000	—	$6,365,000	—	(4,097)	1,849	198	—
Weatherford International PLC 8.25% 2023[15,16]	$5,800,000	—	$5,800,000	—	(4,441)	2,224	243	—
Weatherford International PLC 9.875% 2024[15,16]	$1,000,000	—	$1,000,000	—	(778)	391	49	—
Weatherford International PLC 9.875% 2025[7,15]	$2,550,000	—	$2,550,000	—	—	973	19	—

82	American Funds Insurance Series

Asset Allocation Fund

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Weatherford International PLC 6.50% 2036[15,16]	$7,595,000	—	$7,595,000	—	$(4,703)	$2,519	$249	$—
Weatherford International PLC 6.75% 2040[15,16]	$7,825,000	—	$7,825,000	—	(3,983)	1,811	270	—
								—
Total 1.62%					$(471,314)	$548,491	$6,534	$444,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $923,930,000, which represented 3.37% of the net assets of the fund. This amount includes $906,137,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $5,211,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,999,000, which represented .06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $975,763,000, which represented 3.56% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 12/31/2019.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 12/31/2019.
[16]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	83

Global Balanced Fund

Summary investment portfolio December 31, 2019

Common stocks 64.17%	Shares	Value (000)
Information technology 13.78%
ASML Holding NV1	34,500	$10,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	9,524
Broadcom Inc.	26,895	8,500
Microsoft Corp.	49,620	7,825
PagSeguro Digital Ltd., Class A2	154,528	5,279
Temenos AG1	18,000	2,846
Visa Inc., Class A	14,600	2,743
Tokyo Electron Ltd.[1]	11,800	2,593
Other securities		10,638
		60,223

Health care 11.01%
Merck & Co., Inc.	116,325	10,580
AstraZeneca PLC[1]	102,050	10,210
Humana Inc.	16,330	5,985
Coloplast A/S, Class B1	23,150	2,878
Mettler-Toledo International Inc.[2]	3,500	2,776
Other securities		15,696
		48,125

Financials 9.46%
JPMorgan Chase & Co.	43,800	6,106
Zurich Insurance Group AG1	13,940	5,717
Sberbank of Russia PJSC (ADR)[1]	331,000	5,446
Berkshire Hathaway Inc., Class A2	16	5,434
AIA Group Ltd.[1]	426,000	4,482
B3 SA - Brasil, Bolsa, Balcao	376,000	4,016
BlackRock, Inc.	5,730	2,881
Other securities		7,260
		41,342

Consumer staples 8.98%
Nestlé SA1	64,100	6,944
British American Tobacco PLC[1]	156,300	6,659
Altria Group, Inc.	122,500	6,114
Philip Morris International Inc.	59,300	5,046
Anheuser-Busch InBev SA/NV1	47,200	3,871
Keurig Dr Pepper Inc.	106,000	3,069
Other securities		7,540
		39,243

Industrials 7.38%
Boeing Co.	12,700	4,137
Edenred SA1	66,528	3,442
MTU Aero Engines AG1	9,800	2,798
Other securities		21,883
		32,260

Consumer discretionary 4.48%
Home Depot, Inc.	21,275	4,646
General Motors Co.	110,500	4,044
Alibaba Group Holding Ltd.[1,2]	109,600	2,915
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,685
Other securities		5,264
		19,554

Materials 2.71%
Givaudan SA1	815	2,551
Other securities		9,273
		11,824

84	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Real estate 2.39%
Crown Castle International Corp. REIT	23,940	$3,403
Gaming and Leisure Properties, Inc. REIT	59,720	2,571
Other securities		4,444
		10,418

Communication services 1.65%
Alphabet Inc., Class C2	3,579	4,785
Other securities		2,422
		7,207

Energy 1.64%
Canadian Natural Resources, Ltd. (CAD denominated)	89,000	2,878
Other securities		4,303
		7,181

Utilities 0.69%
Ørsted AS1	29,100	3,015

Total common stocks (cost: $202,304,000)		280,392

Bonds, notes & other debt instruments 32.18%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.76%
Japan, Series 346, 0.10% 2027	¥304,250	2,842
Japan, Series 356, 0.10% 2029	420,000	3,911
Japan 0.10%–1.70% 2020–2044[3]	1,089,927	10,551
Other securities		42,821
		60,125

U.S. Treasury bonds & notes 11.68%
U.S. Treasury 9.42%
U.S. Treasury 2.25% 2021	$5,000	5,043
U.S. Treasury 1.625% 2022[4]	2,850	2,851
U.S. Treasury 2.25% 2024	3,055	3,129
U.S. Treasury 2.25% 2027	2,800	2,880
U.S. Treasury 1.13%–3.13% 2020–2048[4]	26,442	27,242
		41,145

U.S. Treasury inflation-protected securities 2.26%
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	4,306	4,575
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	2,301	2,561
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2022–2044[3,4]	2,643	2,761
		9,897

Total U.S. Treasury bonds & notes		51,042

Corporate bonds & notes 4.82%
Financials 1.07%
JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	259
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	135	153
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[6]	300	300
Other securities		3,955
		4,667

Health care 0.68%
AstraZeneca PLC 2.38%–3.50% 2022–2023	260	268
Humana Inc. 3.15% 2022	100	103
Other securities		2,621
		2,992

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer staples 0.53%
Altria Group, Inc. 2.63%–5.80% 2020–2039	$225	$247
Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	447
British American Tobacco PLC 2.79%–4.76% 2024–2049	$455	462
Philip Morris International Inc. 2.00%–2.63% 2020–2022	70	70
Reynolds American Inc. 4.00%–4.45% 2022–2025	120	129
Other securities		951
		2,306

Information technology 0.25%
Broadcom Ltd. 3.875% 2027	190	198
Microsoft Corp. 2.40%–3.30% 2026–2027	577	600
Other securities		297
		1,095

Other 2.29%
Other securities		10,014

Total corporate bonds & notes		21,074

Mortgage-backed obligations 1.92%
Federal agency mortgage-backed obligations 1.63%
Other securities		7,162

Other mortgage-backed securities 0.29%
Other securities		1,205

Total mortgage-backed obligations		8,367
Total bonds, notes & other debt instruments (cost: $136,525,000)		140,608

Short-term securities 3.41%
Other short-term securities 2.77%
Alberta (Province of) 1.77% due 1/8/2020[7]	5,750	5,748
Toronto-Dominion Bank 1.91% due 1/22/2020[7]	4,250	4,245
Other securities		2,102
		12,095

	Shares
Money market investments 0.64%
Capital Group Central Cash Fund 1.73%[8]	28,249	2,825

Total short-term securities (cost: $14,874,000)		14,920
Total investment securities 99.76% (cost: $353,703,000)		435,920
Other assets less liabilities 0.24%		1,030

Net assets 100.00%		$436,950

86	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[9]	Value at 12/31/2019 (000)	[10]	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	53	April 2020	$10,600		$11,421		$(7)
5 Year U.S. Treasury Note Futures	Long	21	April 2020	2,100		2,491		(9)
								$(16)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR375	USD417	Standard Chartered Bank	1/6/2020	$ 4
USD857	ILS2,960	JPMorgan Chase	1/6/2020	— [11]
USD257	ZAR3,800	Citibank	1/6/2020	(14)
USD636	JPY69,000	UBS AG	1/7/2020	1
USD173	ILS600	UBS AG	1/7/2020	(1)
JPY90,700	USD838	JPMorgan Chase	1/7/2020	(3)
CZK11,700	EUR458	Goldman Sachs	1/8/2020	2
USD113	CNH800	HSBC Bank	1/8/2020	(2)
CLP875,800	USD1,101	Morgan Stanley	1/9/2020	64
EUR300	USD335	Citibank	1/9/2020	2
USD334	EUR300	Morgan Stanley	1/9/2020	(3)
USD123	CLP98,800	Bank of America	1/9/2020	(8)
USD143	CLP114,114	Citibank	1/9/2020	(9)
USD344	CLP275,886	Citibank	1/9/2020	(24)
USD569	BRL2,396	Goldman Sachs	1/9/2020	(26)
USD474	CLP387,000	HSBC Bank	1/9/2020	(41)
USD107	INR7,675	JPMorgan Chase	1/10/2020	(1)
EUR1,540	USD1,710	HSBC Bank	1/13/2020	19
GBP526	USD693	Bank of America	1/13/2020	4
USD335	EUR300	Citibank	1/13/2020	(2)
USD525	THB15,900	Standard Chartered Bank	1/13/2020	(6)
USD564	JPY61,000	Bank of New York Mellon	1/14/2020	2
JPY61,000	USD560	Bank of New York Mellon	1/14/2020	1
EUR217	USD242	Bank of New York Mellon	1/15/2020	1
GBP200	USD264	JPMorgan Chase	1/15/2020	1
KRW175,200	USD151	Standard Chartered Bank	1/15/2020	1
GBP730	EUR864	Goldman Sachs	1/15/2020	(3)
ILS2,600	USD745	Bank of America	1/16/2020	9
GBP900	USD1,185	HSBC Bank	1/16/2020	8
CAD10	USD8	JPMorgan Chase	1/16/2020	— [11]
USD517	MXN9,900	Citibank	1/16/2020	(6)
EUR1,456	NOK14,752	Bank of America	1/16/2020	(45)
EUR700	USD783	Bank of America	1/17/2020	3
EUR410	USD459	Citibank	1/17/2020	2
EUR400	USD448	Standard Chartered Bank	1/17/2020	1
AUD1,450	USD1,000	Citibank	1/21/2020	18
USD55	JPY6,000	UBS AG	1/21/2020	— [11]
GBP370	USD495	Standard Chartered Bank	1/21/2020	(4)
EUR155	USD173	Citibank	1/23/2020	1

American Funds Insurance Series	87

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD250	INR17,800	HSBC Bank	1/23/2020	$1
USD290	MXN5,515	UBS AG	1/23/2020	— [11]
USD235	CNH1,645	JPMorgan Chase	1/23/2020	(1)
EUR1,804	USD2,011	Standard Chartered Bank	1/27/2020	16
USD117	INR8,300	Standard Chartered Bank	1/27/2020	— [11]
USD73	BRL300	JPMorgan Chase	1/27/2020	(1)
CNH4,000	USD565	Standard Chartered Bank	2/10/2020	9
CNH1,550	USD220	Standard Chartered Bank	2/10/2020	3
USD284	CNH2,000	HSBC Bank	2/10/2020	(4)
USD1,456	CNH10,410	Standard Chartered Bank	2/10/2020	(38)
USD510	MXN10,100	JPMorgan Chase	3/4/2020	(19)
USD365	JPY39,400	Bank of New York Mellon	6/15/2020	(1)
USD212	BRL900	JPMorgan Chase	7/1/2020	(10)
				$(99)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€4,400	$(11)	$—	$(11)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	161,000	8	—	8
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	2,100	(2)	—	(2)
6-month PLN-WIBOR	1.88%	11/20/2029		2,120	(1)	—	(1)
3-month USD-LIBOR	2.0105%	12/18/2049		$215	4	—	4
						$—	$(2)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $134,619,000, which represented 30.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,000, which represented .03% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,373,000, which represented 4.20% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

88	American Funds Insurance Series

Global Balanced Fund

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	89

Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 97.76%	Principal amount (000)	Value (000)
Mortgage-backed obligations 31.88%
Federal agency mortgage-backed obligations 31.62%
Fannie Mae Pool #AJ9355 3.00% 2027[1]	$125	$128
Fannie Mae Pool #MA3827 2.50% 2034[1]	162,370	163,798
Fannie Mae Pool #MA3764 2.50% 2034[1]	70,404	71,022
Fannie Mae Pool #BM5632 3.00% 2047[1]	73,142	74,824
Fannie Mae Pool #CA0858 3.50% 2047[1]	58,233	60,512
Fannie Mae Pool #MA3495 4.00% 2048[1]	74,668	77,777
Fannie Mae Pool #MA3803 3.50% 2049[1]	103,395	106,391
Fannie Mae Pool #MA3775 3.50% 2049[1]	61,937	63,696
Fannie Mae Pool #MA3905 3.00% 2050[1]	270,650	274,433
Fannie Mae 2.50%–9.16% 2023–2058[1,2]	599,696	623,075
Freddie Mac 3.50% 2047[1]	95,958	99,954
Freddie Mac 3.50% 2047[1]	53,152	55,281
Freddie Mac Pool #G08799 3.00% 2048[1]	56,530	57,578
Freddie Mac Pool #SD8010 3.00% 2049[1]	74,000	75,069
Freddie Mac Pool #SD7509 3.00% 2049[1]	60,137	61,702
Freddie Mac Pool #SD8011 3.50% 2049[1]	126,986	130,515
Freddie Mac 0%–5.50% 2021–2049[1]	615,958	639,781
Government National Mortgage Assn. 3.50% 2050[1,3]	77,460	79,824
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	83,163	86,151
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	104,318	109,869
Government National Mortgage Assn. 4.00%–5.00% 2049–2050[1,3]	123,889	129,464
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	275,708	282,323
Uniform Mortgage-Backed Securities 3.00%–4.50% 2035–2050[1,3]	5,537	5,750
Other securities		7,317
		3,336,234

Other 0.26%
Other securities		27,735

Total mortgage-backed obligations		3,363,969

Corporate bonds & notes 29.59%
Financials 6.30%
Intesa Sanpaolo SpA 5.017% 2024[4]	67,843	71,278
Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[4]	33,400	34,861
Other securities		558,756
		664,895

Health care 5.18%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	80,004
Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	141,821	122,608
Other securities		343,751
		546,363

Energy 4.46%
Petróleos Mexicanos 6.50%–6.88% 2026–2027	73,343	79,670
Other securities		390,604
		470,274

Utilities 3.58%
Edison International 3.13%–5.75% 2022–2028	11,700	12,239
Southern California Edison Co. 2.85%–6.05% 2021–2048	87,298	95,762
Other securities		269,642
		377,643
Consumer discretionary 3.54%
Other securities		373,697

90	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Consumer staples 2.33%
Other securities			$246,148

Information technology 1.59%
Broadcom Inc. 4.25% 2026[4]		$41,375	43,995
Broadcom Inc. 4.75% 2029[4]		61,009	66,768
Broadcom Ltd. 3.00%–3.88% 2022–2027		26,822	27,566
Other securities			28,982
			167,311
Industrials 1.18%
Other securities			124,948

Other 1.43%
Other securities			151,141

Total corporate bonds & notes			3,122,420

U.S. Treasury bonds & notes 28.74%
U.S. Treasury 24.36%
U.S. Treasury 1.625% 2022		70,000	70,022
U.S. Treasury 2.50% 2023		57,200	58,775
U.S. Treasury 2.625% 2023		70,000	72,625
U.S. Treasury 2.75% 2023		173,600	179,831
U.S. Treasury 1.50% 2024		75,423	74,802
U.S. Treasury 2.125% 2024		72,100	73,554
U.S. Treasury 2.125% 2024[5]		72,100	73,520
U.S. Treasury 2.25% 2024		65,000	66,521
U.S. Treasury 2.75% 2025		132,000	138,843
U.S. Treasury 2.875% 2025[5]		96,200	102,032
U.S. Treasury 2.875% 2025		72,100	76,361
U.S. Treasury 1.375% 2026		150,000	145,940
U.S. Treasury 1.625% 2026		75,000	74,118
U.S. Treasury 2.25% 2026		146,369	150,433
U.S. Treasury 2.375% 2026		67,586	69,975
U.S. Treasury 2.25% 2027[5]		120,200	123,645
U.S. Treasury 2.25% 2027[5]		72,100	74,148
U.S. Treasury 2.875% 2028		72,100	77,679
U.S. Treasury 1.75% 2029		69,308	68,252
U.S. Treasury 2.25% 2049[5]		364,471	353,646
U.S. Treasury 3.00% 2049[5]		182,915	206,346
U.S. Treasury 1.63%–8.75% 2020–2049[5]		227,943	239,298
			2,570,366

U.S. Treasury inflation-protected securities 4.38%
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]		25,074	25,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]		55,368	56,544
U.S. Treasury Inflation-Protected Security 0.375% 2027[5,6]		105,195	107,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[5,6]		130,403	133,824
U.S. Treasury Inflation-Protected Security 1.00% 2049[6]		124,504	138,576
			461,521

Total U.S. Treasury bonds & notes			3,031,887

Bonds & notes of governments & government agencies outside the U.S. 3.03%
Italy (Republic of) 0.95% 2023		€45,000	51,635
Japan, Series 20, 0.10% 2025[6]		¥11,475,000	107,563
United Mexican States, Series M, 5.75% 2026	MXN	527,500	26,459
Other securities			134,251
			319,908

American Funds Insurance Series	91

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 2.26%
Other securities		$238,376

Municipals 2.14%
Illinois 1.91%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$27,639	28,850
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	106,125	114,494
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	762
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	251
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,504
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,419
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,034
Other securities		41,384
		202,143
Other 0.23%
Other securities		24,014

Total municipals		226,157

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,086

Total bonds, notes & other debt instruments (cost: $9,994,467,000)		10,314,803

Common stocks 0.00%	Shares
Other 0.00%
Other securities		144

Total common stocks (cost: $605,000)		144

Rights & warrants 0.00%
Energy 0.00%
Other securities		3

Total rights & warrants (cost: $18,000)		3

Short-term securities 5.71%
Money market investments 5.71%
Capital Group Central Cash Fund 1.73%[7]	6,024,511	602,451

Total short-term securities (cost: $602,341,000)		602,451
Total investment securities 103.47% (cost: $10,597,431,000)		10,917,401
Other assets less liabilities (3.47)%		(366,241)

Net assets 100.00%		$10,551,160

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $3,541,000, which represented .03% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $87,000, which represented less than .01% of the net assets of the fund.

92	American Funds Insurance Series

Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 12/31/2019 (000) [9]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	9,081	April 2020	$1,816,200	$1,956,956	$(375)
5 Year Euro-Bobl Futures	Short	1,633	March 2020	€(163,300)	(244,775)	804
5 Year U.S. Treasury Note Futures	Long	11,307	April 2020	$1,130,700	1,341,116	(5,279)
10 Year Euro-Bund Futures	Short	532	March 2020	€(53,200)	(101,739)	972
10 Year U.S. Treasury Note Futures	Short	489	March 2020	$(48,900)	(62,798)	663
10 Year Ultra U.S. Treasury Note Futures	Short	3,335	March 2020	(333,500)	(469,245)	5,934
30 Year Euro-Buxl Futures	Long	272	March 2020	€27,200	60,526	(1,684)
30 Year Ultra U.S. Treasury Bond Futures	Long	924	March 2020	$92,400	167,850	(5,114)
						$(4,079)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR69,777	USD77,714	Citibank	1/6/2020	$584
EUR3,926	USD4,371	Bank of New York Mellon	1/6/2020	35
USD81,563	EUR73,700	Morgan Stanley	1/6/2020	(1,137)
USD38,670	MXN755,000	Barclays Bank PLC	1/7/2020	(1,224)
KRW96,758,000	USD82,788	Citibank	1/9/2020	899
KRW96,758,000	USD82,809	JPMorgan Chase	1/9/2020	878
USD104	MXN2,000	Barclays Bank PLC	1/13/2020	(2)
USD121,292	EUR109,250	HSBC Bank	1/13/2020	(1,355)
USD99,139	JPY10,730,000	Citibank	1/14/2020	306
USD13,351	JPY1,445,000	Goldman Sachs	1/15/2020	41
USD51,458	EUR46,000	Morgan Stanley	1/23/2020	(216)
				$(1,191)

American Funds Insurance Series	93

Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.355%	U.S. EFFR	10/24/2021	$95,600	$(160)	$—	$(160)
1.339%	U.S. EFFR	10/24/2021	173,700	(341)	—	(341)
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(621)	—	(621)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(644)	—	(644)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(710)	—	(710)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,009)	—	(7,009)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,512)	—	(1,512)
3-month USD-LIBOR	1.556%	11/27/2024	$148,600	1,222	—	1,222
3-month USD-LIBOR	1.561%	11/27/2024	148,600	1,187	—	1,187
3-month USD-LIBOR	1.554%	11/27/2024	126,300	1,051	—	1,051
3-month USD-LIBOR	1.5335%	11/29/2024	148,500	1,373	—	1,373
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(228)	—	(228)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(760)	—	(760)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,046	—	1,046
					$—	$(6,106)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,120,890,000, which represented 10.62% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,365,000, which represented .38% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

94	American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 93.61%	Principal amount (000)		Value (000)
Euros 17.85%
Canada 3.50% 2020		€2,500	$2,807
China (People’s Republic of) 0.125% 2026		1,400	1,565
French Republic O.A.T. 0.50% 2029		14,440	16,845
French Republic O.A.T. 0%–2.00% 2029–2048		6,215	7,390
Germany (Federal Republic of) 0% 2029		12,440	14,209
Germany (Federal Republic of) 0.10%–1.25% 2026–2048[1]		9,753	12,574
Greece (Hellenic Republic of) 3.45% 2024		11,275	14,205
Greece (Hellenic Republic of) 3.75% 2028		12,204	16,210
Greece (Hellenic Republic of) 3.875% 2029		24,005	32,521
Greece (Hellenic Republic of) 3.38%–4.20% 2025–2042		14,304	19,355
Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,834
Italy (Republic of) 0.10% 2023[1]		22,007	25,004
Italy (Republic of) 2.80% 2028		32,938	41,841
Italy (Republic of) 3.00% 2029		7,440	9,620
Italy (Republic of) 1.35%–3.85% 2022–2049		10,995	13,803
Portuguese Republic 2.875% 2025		7,625	9,934
Romania 4.625% 2049		12,905	17,913
Romania 2.88%–4.63% 2029–2049		11,085	14,042
Serbia (Republic of) 1.50% 2029		9,729	11,127
Spain (Kingdom of) 1.45% 2027		8,975	10,990
State Grid Europe Development (2014) PLC 1.50% 2022		194	224
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,646
Other securities			84,217
			379,876

Japanese yen 13.35%
Export-Import Bank of India 0.59% 2022		¥400,000	3,667
Japan, Series 19, 0.10% 2024[1]		2,438,212	22,821
Japan, Series 18, 0.10% 2024[1]		1,966,375	18,378
Japan, Series 346, 0.10% 2027		3,125,000	29,185
Japan, Series 23, 0.10% 2028[1]		2,001,246	18,953
Japan, Series 356, 0.10% 2029		6,560,000	61,085
Japan, Series 24, 0.10% 2029[1]		1,614,981	15,294
Japan, Series 116, 2.20% 2030		1,735,000	19,571
Japan, Series 145, 1.70% 2033		2,210,000	24,705
Japan, Series 42, 1.70% 2044		911,900	11,047
Japan 0.10%–2.30% 2025–2048[1]		4,244,123	42,504
United Mexican States 0.62%–0.70% 2021–2022		700,000	6,468
Other securities			10,438
			284,116

Chinese yuan renminbi 3.25%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	49,600	7,199
China (People’s Republic of), Series 1910, 3.86% 2049		172,240	25,394
China Development Bank Corp., Series 1905, 3.48% 2029		203,200	28,709
China Development Bank Corp. 4.04%–4.15% 2025–2028		53,900	7,966
			69,268

Malaysian ringgits 1.83%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR	61,900	15,312
Malaysia (Federation of), Series 0418, 4.893% 2038		61,226	17,060
Malaysia (Federation of) 4.06%–4.92% 2024–2048		24,420	6,472
			38,844

Indian rupees 1.66%
India (Republic of) 6.79%–8.83% 2023–2029	INR	2,171,550	31,489
Other securities			3,807
			35,296

American Funds Insurance Series	95

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Brazilian reais 1.58%
Brazil (Federative Republic of) 0% 2020	BRL	91,700	$22,329
Brazil (Federative Republic of) 0%–10.00% 2020–2025		43,700	11,304
			33,633

South African rand 1.46%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	168,450	8,383
South Africa (Republic of), Series R-2044, 8.75% 2044		192,925	12,121
South Africa (Republic of), Series R-2048, 8.75% 2048		167,350	10,554
			31,058

Danish kroner 1.45%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	134,552	20,876
Nykredit Realkredit AS 1.50%–2.50% 2037–2047[2]		64,600	10,069
			30,945

British pounds 1.37%
United Kingdom 1.50%–4.25% 2023–2047		£17,380	27,482
Other securities			1,731
			29,213

Canadian dollars 1.29%
Canada 2.25% 2025	C$	29,450	23,346
Canada 1.00%–2.75% 2022–2048		4,550	4,093
			27,439

Mexican pesos 1.26%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	4,619
United Mexican States, Series M, 7.50% 2027		291,520	16,028
United Mexican States, Series M20, 8.50% 2029		106,000	6,244
			26,891

Norwegian kroner 1.16%
Norway (Kingdom of) 3.75% 2021	NKr	111,851	13,170
Norway (Kingdom of) 2.00% 2023		99,579	11,570
			24,740

Israeli shekels 1.11%
Israel (State of) 2.00% 2027	ILS	42,900	13,547
Israel (State of) 5.50% 2042		20,200	10,041
			23,588

Polish zloty 0.82%
Poland (Republic of), Series 0922, 5.75% 2022	PLN	36,700	10,733
Poland (Republic of) 2.75%–5.75% 2021–2029		24,080	6,804
			17,537

U.S. dollars 41.38%
Electricité de France SA 4.875% 2038[3]		$795	934
Fannie Mae Pool #MA3692 3.50% 2049[2]		21,336	21,926
Fannie Mae Pool #MA3776 4.00% 2049[2]		9,182	9,583
Fannie Mae 2.18%–4.00% 2022–2049[2]		29,820	30,981
Freddie Mac Pool #ZT1545 4.00% 2048[2]		21,875	22,779
Freddie Mac 0%–4.00% 2030–2049[2,4]		23,510	24,327
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		9,195	9,643
Petróleos Mexicanos 6.35% 2048		927	898
Poland (Republic of) 3.25%–4.00% 2024–2026		5,570	5,932
South Africa (Republic of) 5.50% 2020		1,900	1,913
State Grid Overseas Investment Ltd. 3.50% 2027[3]		5,600	5,865
Statoil ASA 3.70%–4.25% 2024–2041		2,950	3,235
U.S. Treasury 1.50% 2024[5]		38,920	38,608
U.S. Treasury 2.75% 2025		10,140	10,683

96	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028[5]	$19,850	$21,358
U.S. Treasury 1.625% 2029	12,500	12,176
U.S. Treasury 3.00% 2048[5]	8,325	9,378
U.S. Treasury 1.50%–3.00% 2020–2049[5]	54,050	56,040
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]	13,782	13,935
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	78,843	83,772
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	29,605	32,951
U.S. Treasury Inflation-Protected Securities 0.38%–1.38% 2025–2044[1,5]	13,875	15,113
Other securities		448,836
		880,866

Other 2.79%
Other securities		59,257

Total bonds, notes & other debt instruments (cost: $1,932,196,000)		1,992,567

Convertible bonds 0.00%
U.S. dollars 0.00%
Other securities		10

Total convertible bonds (cost: $8,000)		10

Convertible stocks 0.04%	Shares
U.S. dollars 0.04%
Other securities		847

Total convertible stocks (cost: $816,000)		847

Common stocks 0.05%
U.S. dollars 0.05%
Other securities		1,142

Total common stocks (cost: $2,504,000)		1,142

Rights & warrants 0.01%
U.S. dollars 0.01%
Other securities		130

Total rights & warrants (cost: $427,000)		130

Short-term securities 5.83%
Money market investments 3.65%
Capital Group Central Cash Fund 1.73%[6]	777,446	77,745

American Funds Insurance Series	97

Global Bond Fund

Short-term securities (continued)	Principal amount (000)		Value (000)
Other short-term securities 2.18%
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$	24,270	$18,446
Greek Treasury Bills (0.03)% due 6/5/2020		€7,275	8,167
Other securities			19,839
			46,452

Total short-term securities (cost: $125,174,000)			124,197
Total investment securities 99.54% (cost: $2,061,125,000)			2,118,893
Other assets less liabilities 0.46%			9,751

Net assets 100.00%			$2,128,644

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $2,425,000, which represented .11% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,927,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $27,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 12/31/2019 (000) [8]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	410	April 2020	$82,000	$88,355	$(46)
5 Year U.S. Treasury Note Futures	Long	922	April 2020	92,200	109,358	(407)
10 Year Euro-Bund Futures	Short	92	March 2020	€(9,200)	(17,594)	76
10 Year U.S. Treasury Note Futures	Long	165	March 2020	$16,500	21,189	(197)
20 Year U.S. Treasury Bond Futures	Long	37	March 2020	3,700	5,768	(129)
30 Year Euro-Buxl Futures	Long	42	March 2020	€4,200	9,346	(260)
30 Year Ultra U.S. Treasury Bond Futures	Short	28	March 2020	$(2,800)	(5,086)	158
						$(805)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
AUD10,600	USD7,267	Goldman Sachs	1/6/2020	$173
EUR2,575	USD2,859	JPMorgan Chase	1/6/2020	31
EUR2,800	USD3,113	Standard Chartered Bank	1/6/2020	29
THB20	USD1	JPMorgan Chase	1/6/2020	— [9]
USD11,342	ILS39,170	JPMorgan Chase	1/6/2020	(4)
USD3,598	ZAR53,200	Citibank	1/6/2020	(198)
USD10,597	JPY1,149,000	UBS AG	1/7/2020	18
USD592	ZAR8,780	Morgan Stanley	1/7/2020	(35)
JPY1,496,000	USD13,823	JPMorgan Chase	1/7/2020	(48)
USD2,740	MXN54,000	Goldman Sachs	1/7/2020	(113)
USD10,625	EUR9,610	HSBC Bank	1/7/2020	(159)

98	American Funds Insurance Series

Global Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD5,087	ZAR74,900	Bank of America	1/7/2020	$(256)
USD5,533	ZAR82,000	JPMorgan Chase	1/7/2020	(317)
EUR6,400	USD7,142	Citibank	1/8/2020	41
CZK165,000	EUR6,461	Goldman Sachs	1/8/2020	28
USD11,470	JPY1,244,630	UBS AG	1/8/2020	10
USD1,516	CNH10,700	HSBC Bank	1/8/2020	(21)
USD7,105	EUR6,400	Goldman Sachs	1/8/2020	(77)
CLP12,189,000	USD15,324	Morgan Stanley	1/9/2020	888
AUD5,850	USD3,994	Citibank	1/9/2020	112
EUR6,815	USD7,578	Morgan Stanley	1/9/2020	71
GBP2,800	USD3,683	Bank of America	1/9/2020	27
USD7,142	EUR6,400	Citibank	1/9/2020	(41)
USD1,225	CLP982,000	Bank of America	1/9/2020	(82)
USD2,071	CLP1,654,653	Citibank	1/9/2020	(130)
USD7,386	BRL31,080	Goldman Sachs	1/9/2020	(338)
USD4,981	CLP4,000,347	Citibank	1/9/2020	(340)
USD6,794	CLP5,552,000	HSBC Bank	1/9/2020	(591)
USD1,522	INR109,575	JPMorgan Chase	1/10/2020	(12)
EUR7,100	USD7,883	HSBC Bank	1/13/2020	88
GBP7,659	USD10,086	Bank of America	1/13/2020	63
USD829	EUR745	Standard Chartered Bank	1/13/2020	(8)
USD4,717	EUR4,249	HSBC Bank	1/13/2020	(53)
EUR9,079	USD10,137	Bank of New York Mellon	1/15/2020	56
KRW10,058,500	USD8,651	Standard Chartered Bank	1/15/2020	50
GBP15,670	EUR18,547	Goldman Sachs	1/15/2020	(59)
CLP10,219,000	USD13,139	Goldman Sachs	1/16/2020	454
GBP18,640	USD24,544	HSBC Bank	1/16/2020	159
ILS12,500	USD3,581	Bank of America	1/16/2020	42
JPY1,900,496	USD17,468	Citibank	1/16/2020	40
CHF1,000	USD1,019	Citibank	1/16/2020	15
CAD880	USD668	JPMorgan Chase	1/16/2020	10
USD818	INR58,300	Standard Chartered Bank	1/16/2020	2
USD7,771	CLP5,841,270	Goldman Sachs	1/16/2020	1
USD9,358	ILS32,500	UBS AG	1/16/2020	(61)
USD7,864	MXN150,700	Citibank	1/16/2020	(87)
EUR21,331	NOK216,090	Bank of America	1/16/2020	(664)
JPY2,842,160	USD26,002	Barclays Bank PLC	1/17/2020	181
EUR7,460	USD8,345	Bank of America	1/17/2020	32
EUR6,190	USD6,925	Citibank	1/17/2020	26
EUR3,200	USD3,582	Standard Chartered Bank	1/17/2020	11
USD20,818	EUR18,600	Morgan Stanley	1/17/2020	(68)
AUD21,200	USD14,619	Citibank	1/21/2020	266
MXN172,760	USD9,081	Standard Chartered Bank	1/21/2020	26
JPY398,400	USD3,649	UBS AG	1/21/2020	22
USD9,099	MXN172,760	UBS AG	1/21/2020	(8)
USD4,856	MYR20,120	HSBC Bank	1/21/2020	(59)
GBP5,460	USD7,302	Standard Chartered Bank	1/21/2020	(65)
EUR23,977	USD26,822	Citibank	1/23/2020	113
JPY1,354,660	USD12,395	Goldman Sachs	1/23/2020	89
USD3,582	INR254,800	HSBC Bank	1/23/2020	20
USD3,158	MXN59,979	UBS AG	1/23/2020	(2)
USD3,400	CNH23,800	JPMorgan Chase	1/23/2020	(18)
USD4,756	CNH33,330	UBS AG	1/23/2020	(30)
USD33,503	EUR29,950	Morgan Stanley	1/23/2020	(141)
USD1,658	COP5,509,000	Citibank	1/24/2020	(16)
USD7,324	AUD10,670	Citibank	1/24/2020	(169)
EUR25,135	USD28,021	Standard Chartered Bank	1/27/2020	221

American Funds Insurance Series	99

Global Bond Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD4,205	INR299,650	Standard Chartered Bank	1/27/2020	$19
USD514	BRL2,100	JPMorgan Chase	1/27/2020	(7)
USD5,822	EUR5,220	JPMorgan Chase	1/27/2020	(44)
EUR5,010	USD5,594	Standard Chartered Bank	1/30/2020	36
CNH60,800	USD8,591	Standard Chartered Bank	2/10/2020	135
CNH18,800	USD2,668	Standard Chartered Bank	2/10/2020	30
USD3,927	CNH27,700	HSBC Bank	2/10/2020	(48)
USD19,976	CNH142,790	Standard Chartered Bank	2/10/2020	(517)
USD7,131	MXN141,260	JPMorgan Chase	3/4/2020	(269)
EUR27,760	USD31,090	HSBC Bank	3/17/2020	200
USD4,553	EUR3,940	Bank of America	3/26/2020	109
EUR2,580	USD2,888	HSBC Bank	3/26/2020	22
USD393	EUR340	JPMorgan Chase	3/26/2020	10
USD2,937	BRL12,100	JPMorgan Chase	4/1/2020	(59)
USD21,630	BRL91,700	Citibank	7/1/2020	(972)
				$(2,210)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€64,700	$(156)	$—	$(156)
(0.356)%	6-month EURIBOR	8/9/2024		60,000	(511)	—	(511)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	2,335,000	106	—	106
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	30,800	(26)	—	(26)
6-month PLN-WIBOR	1.88%	11/20/2029		30,710	(11)	—	(11)
3-month USD-LIBOR	2.0105%	12/18/2049		$3,125	59	—	59
						$—	$(539)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/		Expiration	Notional	Value at 12/31/2019	Upfront receipts	Unrealized appreciation at 12/31/2019
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$3,377	$2,646	$731

100	American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $185,840,000, which represented 8.73% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,498,000, which represented .45% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2019.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	101

High-Income Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 92.80%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.80%
Communication services 16.19%
Cablevision Systems Corp. 6.75% 2021	$5,025	$5,419
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,817
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2030[1]	10,165	10,491
CenturyLink, Inc. 6.75% 2023	7,100	7,940
CenturyLink, Inc. 5.13%–7.50% 2022–2026[1]	3,875	4,037
Embarq Corp. 7.995% 2036	1,275	1,351
Frontier Communications Corp. 11.00% 2025	16,070	7,834
Frontier Communications Corp. 8.00%–10.50% 2020–2027[1]	12,790	9,411
Gogo Inc. 9.875% 2024[1]	14,750	15,610
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,100	5,569
Level 3 Communications, Inc. 3.875% 2029[1]	1,450	1,464
MDC Partners Inc. 6.50% 2024[1]	9,510	8,630
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,087
Sprint Corp. 6.875% 2028	5,395	5,823
Sprint Corp. 7.13%–11.50% 2021–2032	10,350	11,813
Univision Communications Inc. 5.125% 2023[1]	6,200	6,200
Other securities		95,517
		205,013

Health care 15.42%
Bausch Health Cos. Inc. 5.00%–7.00% 2028–2030[1]	6,955	7,296
Centene Corp. 4.625% 2029[1]	6,985	7,374
Centene Corp. 4.25%–6.13% 2022–2027[1]	15,605	16,182
Endo International PLC 5.75%–6.00% 2022–2025[1,2]	15,759	11,863
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,781
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,610
Molina Healthcare, Inc. 5.375% 2022	10,235	10,898
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,797
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,741
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[3,4,5,6,7]	5,665	5,721
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	10,067
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	8,717	9,359
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,891	6,406
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	8,307
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	8,526	8,079
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,430	12,869
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,373
Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	6,235	6,642
Other securities		45,896
		195,261

Materials 12.07%
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,375	5,505
Cleveland-Cliffs Inc. 5.75% 2025	6,831	6,758
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,969
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,455
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	11,373
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	5,148
First Quantum Minerals Ltd. 6.50%–7.25% 2021–2024[1]	5,665	5,696
LSB Industries, Inc. 9.625% 2023[1]	5,010	5,159
Ryerson Inc. 11.00% 2022[1]	5,191	5,489
Venator Materials Corp. 5.75% 2025[1]	6,535	6,045
Other securities		85,249
		152,846

102	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 10.52%
CONSOL Energy Inc. 5.875% 2022	$7,366	$7,390
Weatherford International PLC 11.00% 2024[1]	6,660	7,218
Other securities		118,661
		133,269

Consumer discretionary 9.69%
PetSmart, Inc. 7.125% 2023[1]	10,565	10,380
PetSmart, Inc. 5.875% 2025[1]	8,093	8,265
PetSmart, Inc. 8.875% 2025[1]	9,205	9,113
Scientific Games Corp. 8.25% 2026[1]	5,130	5,665
Staples, Inc. 7.50% 2026[1]	8,100	8,419
Other securities		80,879
		122,721

Industrials 8.71%
Builders FirstSource, Inc. 5.625% 2024[1]	5,958	6,209
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	6,108
FXI Holdings, Inc. 12.25% 2026[1]	5,155	5,377
LSC Communications, Inc. 8.75% 2023[1]	9,510	5,163
Other securities		87,400
		110,257

Information technology 6.29%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,7]	5,370	5,263
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,984
Infor (US), Inc. 6.50% 2022	5,400	5,491
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[5,7]	8,645	8,883
Unisys Corp. 10.75% 2022[1]	6,600	7,113
Other securities		44,854
		79,588

Financials 5.68%
Compass Diversified Holdings 8.00% 2026[1]	5,260	5,709
FS Energy and Power Fund 7.50% 2023[1]	7,115	7,308
Other securities		58,955
		71,972

Utilities 2.96%
Talen Energy Corp. 10.50% 2026[1]	5,425	5,173
Other securities		32,249
		37,422

Real estate 2.64%
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,343
Other securities		27,139
		33,482

Consumer staples 2.63%
Other securities		33,285

Total corporate bonds & notes		1,175,116

Municipals 0.00%
Other securities		5

Total bonds, notes & other debt instruments (cost: $1,171,836,000)		1,175,121

American Funds Insurance Series	103

High-Income Bond Fund

Convertible bonds 0.37%	Principal amount (000)	Value (000)
Communication services 0.22%
Gogo Inc., convertible notes, 6.00% 2022	$797	$1,001
Other securities		1,784
		2,785

Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,310

Materials 0.05%
Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	500	599

Total convertible bonds (cost: $4,531,000)		4,694

Convertible stocks 0.63%	Shares
Other 0.63%
Other securities		8,057

Total convertible stocks (cost: $7,673,000)		8,057

Preferred securities 0.17%
Consumer discretionary 0.17%
Other securities		2,187

Total preferred securities (cost: $1,656,000)		2,187

Common stocks 1.11%
Communication services 0.03%
Frontier Communications Corp.[8]	13,333	12
Other securities		384
		396

Other 1.08%
Other securities		13,639

Total common stocks (cost: $19,328,000)		14,035

Rights & warrants 0.06%
Energy 0.06%
Other securities		711

Total rights & warrants (cost: $2,287,000)		711

Short-term securities 3.09%
Money market investments 3.09%
Capital Group Central Cash Fund 1.73%[9]	391,124	39,112

Total short-term securities (cost: $38,979,000)		39,112
Total investment securities 98.23% (cost: $1,246,290,000)		1,243,917
Other assets less liabilities 1.77%		22,376

Net assets 100.00%		$1,266,293

104	American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $5,152,000, an aggregate cost of $5,650,000, and which represented .41% of the net assets of the fund) were acquired from 9/26/2013 to 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 12/31/2019 (000)	[11]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	295	April 2020	$59,000		$63,572		$(33)
10 Year Ultra U.S. Treasury Note Futures	Short	113	March 2020	(11,300)		(15,899)		192
								$159

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$41,200	$(1,068)	$(970)	$(98)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	53,680	(5,171)	(3,691)	(1,480)
					$(4,661)	$(1,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $792,983,000, which represented 62.62% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $23,174,000, which represented 1.83% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $64,996,000, which represented 5.13% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Security did not produce income during the last 12 months.
[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Mortgage Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 81.04%	Principal amount (000)	Value (000)
Mortgage-backed obligations 63.38%
Federal agency mortgage-backed obligations 59.31%
Fannie Mae Pool #AL3803 3.00% 2028[1]	$13	$13
Fannie Mae Pool #BJ9590 3.00% 2034[1]	1,855	1,901
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	1,690	1,730
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,160	3,247
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,992	3,077
Fannie Mae Pool #FM0020 3.50% 2049[1]	1,296	1,336
Fannie Mae 3.00%–5.00% 2026–2049[1,2]	3,840	3,958
Freddie Mac 4.00% 2036[1]	4,219	4,497
Freddie Mac Pool #SB8002 3.00% 2034[1]	1,750	1,794
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,278	1,313
Freddie Mac Pool #760014 3.486% 2045[1,2]	1,595	1,627
Freddie Mac Pool #SD8005 3.50% 2049[1]	4,462	4,585
Freddie Mac Pool #SD8001 3.50% 2049[1]	3,325	3,417
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,908
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,301
Freddie Mac 2.60%–5.00% 2020–2049[1,2]	5,214	5,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,490	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,437	1,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	10,713	11,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	9,853	10,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	6,803	7,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	3,737	3,808
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,962	10,100
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,847	7,090
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,873	1,934
Government National Mortgage Assn. 5.50% 2040[1]	1,469	1,640
Government National Mortgage Assn. 3.50% 2043[1]	1,887	1,973
Government National Mortgage Assn. 3.50% 2043[1]	1,535	1,605
Government National Mortgage Assn. 3.50% 2043[1]	1,214	1,275
Government National Mortgage Assn. 4.25% 2044[1]	1,574	1,682
Government National Mortgage Assn. 4.50% 2049[1]	16,600	17,345
Government National Mortgage Assn. 4.00% 2050[1,4]	4,760	4,927
Government National Mortgage Assn. 4.50% 2050[1,4]	2,639	2,759
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,727	1,804
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	16,007	16,733
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	15,493	15,864
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17	17
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	3,000	3,159
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,774	3,806
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	292	298
Other securities		1,252
		174,671

Collateralized mortgage-backed obligations (privately originated) 4.07%
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,5,6]	1,271	1,270
Other securities		10,709
		11,979

Total mortgage-backed obligations		186,650

106	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 9.65%
U.S. Treasury 4.86%
U.S. Treasury 2.00% 2022	$2,400	$2,425
U.S. Treasury 1.75% 2023	3,500	3,513
U.S. Treasury 2.875% 2023	4,350	4,547
U.S. Treasury 2.50% 2024	2,500	2,588
U.S. Treasury 2.13%–2.75% 2022–2023	1,224	1,247
		14,320

U.S. Treasury inflation-protected securities 4.79%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	6,216	6,315
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	129	170
U.S. Treasury Inflation-Protected Security 0.75% 2042[7,8]	7,328	7,629
		14,114

Total U.S. Treasury bonds & notes		28,434

Federal agency bonds & notes 6.42%
Fannie Mae 2.00% 2022	5,800	5,849
Federal Home Loan Bank 1.375% 2021	3,000	2,992
Federal Home Loan Bank 1.875% 2021	10,000	10,055
		18,896

Asset-backed obligations 1.59%
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	1,823	1,825
Other securities		2,856
		4,681

Total bonds, notes & other debt instruments (cost: $234,202,000)		238,661

Short-term securities 13.90%
Federal agency discount notes 13.05%
Fannie Mae 1.50%–1.55% due 1/22/2020–1/23/2020	12,500	12,489
Federal Farm Credit Banks 1.57% due 1/30/2020	8,000	7,990
Federal Home Loan Bank 1.55%–1.59% due 1/3/2020–2/18/2020	13,000	12,988
Freddie Mac 1.64% due 3/18/2020	5,000	4,984
		38,451

Commercial paper 0.85%
Starbird Funding Corp. 1.58% due 1/2/2020[6]	2,500	2,500

Total short-term securities (cost: $40,948,000)		40,951
Total investment securities 94.94% (cost: $275,150,000)		279,612
Other assets less liabilities 5.06%		14,898

Net assets 100.00%		$294,510

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	107

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[9]	Value at 12/31/2019 (000)	[10]	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	425	April 2020	$85,000		$91,588		$(49)
5 Year U.S. Treasury Note Futures	Long	427	April 2020	42,700		50,646		(176)
10 Year Ultra U.S. Treasury Note Futures	Long	126	March 2020	12,600		17,729		(213)
10 Year U.S. Treasury Note Futures	Long	79	March 2020	7,900		10,145		(95)
20 Year U.S. Treasury Bond Futures	Long	56	March 2020	5,600		8,731		(186)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2020	500		908		(27)
								$(746)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$102,700	$ — [11]	$—	$— [11]
1.5365%	U.S. EFFR	1/29/2020	81,500	(1)	—	(1)
1.535%	U.S. EFFR	1/29/2020	85,500	(1)	—	(1)
1.531%	U.S. EFFR	3/18/2020	95,000	(4)	—	(4)
1.515%	U.S. EFFR	3/18/2020	86,100	(6)	—	(6)
1.5155%	U.S. EFFR	3/18/2020	182,000	(12)	—	(12)
1.5135%	U.S. EFFR	3/18/2020	181,900	(13)	—	(13)
3-month USD-LIBOR	2.806%	8/29/2020	300	(2)	—	(2)
1.4555%	U.S. EFFR	12/10/2020	16,900	(10)	—	(10)
1.454%	U.S. EFFR	12/10/2020	20,100	(12)	—	(12)
1.487%	U.S. EFFR	12/16/2020	18,375	(5)	—	(5)
1.491%	U.S. EFFR	12/16/2020	18,625	(5)	—	(5)
1.34%	U.S. EFFR	10/18/2021	21,000	(42)	—	(42)
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	171	—	171
1.3615%	U.S. EFFR	11/1/2021	29,500	(45)	—	(45)
1.281%	U.S. EFFR	11/4/2021	29,500	(88)	—	(88)
U.S. EFFR	1.335%	11/26/2021	30,000	61	—	61
2.012%	3-month USD-LIBOR	10/4/2022	9,000	82	—	82
2.00%	3-month USD-LIBOR	10/5/2022	41,500	364	—	364
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(640)	—	(640)
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(262)	—	(262)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(606)	—	(606)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(313)	—	(313)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(92)	—	(92)
U.S. EFFR	1.485%	10/23/2029	2,100	32	—	32
U.S. EFFR	1.4869%	10/23/2029	1,900	29	—	29
U.S. EFFR	1.453%	10/24/2029	2,500	45	—	45
U.S. EFFR	1.4741%	10/24/2029	2,500	41	—	41
U.S. EFFR	1.4495%	10/24/2029	1,800	33	—	33
U.S. EFFR	1.446%	10/24/2029	200	4	—	4
1.419%	U.S. EFFR	11/26/2029	6,000	(130)	—	(130)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(222)	—	(222)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(457)	—	(457)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(682)	—	(682)
U.S. EFFR	2.155%	11/10/2047	1,280	(86)	—	(86)
U.S. EFFR	2.5635%	2/12/2048	4,528	(714)	—	(714)
2.98%	3-month USD-LIBOR	3/15/2048	300	59	—	59

108	American Funds Insurance Series

Mortgage Fund

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2.9625%	3-month USD-LIBOR	3/15/2048	$ 300	$ 57	$—	$57
2.917%	3-month USD-LIBOR	3/16/2048	600	109	—	109
3-month USD-LIBOR	1.934%	12/12/2049	2,200	80	—	80
3-month USD-LIBOR	1.935%	12/17/2049	2,480	90	—	90
3-month USD-LIBOR	2.007%	12/19/2049	900	18	—	18
3-month USD-LIBOR	2.045%	12/27/2049	2,200	24	—	24
					$—	$(2,832)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Step bond; coupon rate may change at a later date.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,270,000, which represented .43% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,782,000, which represented 6.04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,195,000, which represented 1.42% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	109

Ultra-Short Bond Fund

Investment portfolio December 31, 2019

Short-term securities 99.86%	Principal amount (000)	Value (000)
Commercial paper 71.65%
Alberta (Province of) 1.78% due 1/8/2020[1]	$9,000	$8,997
American Honda Finance Corp. 1.84% due 1/6/2020	11,000	10,997
BMW U.S. Capital LLC 1.61% due 1/8/2020[1]	7,000	6,997
Chariot Funding, LLC 2.00% due 1/7/2020[1]	9,300	9,297
CHARTA, LLC 1.78% due 1/16/2020[1]	10,000	9,992
Eli Lilly and Co. 1.66% due 1/6/2020[1]	10,000	9,997
ExxonMobil Corp. 1.65% due 2/18/2020	10,000	9,977
Henkel of America, Inc. 1.75% due 2/4/2020[1]	7,000	6,989
LVMH Moët Hennessy Louis Vuitton Inc. 1.70% due 2/13/2020[1]	10,000	9,980
National Rural Utilities Cooperative Finance Corp. 1.72% due 1/13/2020	8,100	8,095
Nederlandse Waterschapsbank N.V. 1.84% due 3/18/2020[1]	10,000	9,961
New York Life Capital Corp. 1.60% due 2/12/2020[1]	10,000	9,980
NRW.BANK 1.90% due 1/21/2020[1]	9,000	8,991
OMERS Finance Trust 1.87% due 1/22/2020[1]	10,000	9,990
Oversea-Chinese Banking Corp. Ltd. 1.87% due 1/24/2020[1]	10,800	10,787
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,688
Simon Property Group, LP 1.70% due 1/13/2020[1]	8,100	8,095
ST Engineering North America, Inc. 1.87% due 1/21/2020[1]	2,000	1,998
Starbird Funding Corp. 1.58% due 1/2/2020[1]	6,000	6,000
United Overseas Bank Ltd. 1.83% due 2/25/2020[1]	10,000	9,974
United Parcel Service Inc. 1.62% due 1/13/2020[1]	10,200	10,195
Victory Receivables Corp. 1.82% due 2/3/2020[1]	10,000	9,983
Walt Disney Co. 1.69% due 2/26/2020[1]	5,000	4,986
		203,946

Federal agency discount notes 14.73%
Fannie Mae 1.53% due 1/10/2020	10,000	9,996
Federal Farm Credit Banks 1.55% due 3/4/2020	7,000	6,981
Federal Home Loan Bank 1.57% due 1/31/2020	15,000	14,982
Freddie Mac 1.55% due 3/10/2020	10,000	9,971
		41,930

Bonds & notes of governments & government agencies outside the U.S. 9.97%
CPPIB Capital Inc. 1.82% due 1/24/2020	10,000	9,989
Ontario (Province of) 1.74% due 2/3/2020	7,400	7,389
Québec (Province of) 1.85% due 1/16/2020[1]	11,000	10,992
		28,370

U.S. Treasury bonds & notes 3.51%
U.S. Treasury Bill 1.50% due 2/11/2020	10,000	9,983

Total short-term securities (cost: $284,222,000)		284,229
Total investment securities 99.86% (cost: $284,222,000)		284,229
Other assets less liabilities 0.14%		401

Net assets 100.00%		$284,630

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,869,000, which represented 65.30% of the net assets of the fund.

See notes to financial statements.

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 96.81%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 51.15%
U.S. Treasury 43.49%
U.S. Treasury 1.75% 2021[1]	$33,540	$33,641
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	51,589	51,671
U.S. Treasury 2.00% 2021	46,300	46,669
U.S. Treasury 2.125% 2021	23,450	23,661
U.S. Treasury 2.25% 2021	23,580	23,820
U.S. Treasury 1.75% 2022	174,300	174,930
U.S. Treasury 1.875% 2022	63,000	63,391
U.S. Treasury 1.875% 2022	25,000	25,170
U.S. Treasury 1.875% 2022	23,000	23,167
U.S. Treasury 2.00% 2022	69,500	70,238
U.S. Treasury 2.125% 2023[1]	57,739	58,782
U.S. Treasury 2.875% 2023	43,000	44,952
U.S. Treasury 2.875% 2023	22,500	23,538
U.S. Treasury 1.50% 2024	47,000	46,623
U.S. Treasury 2.00% 2024	30,050	30,469
U.S. Treasury 2.125% 2024[1]	31,975	32,620
U.S. Treasury 2.50% 2024	44,000	45,540
U.S. Treasury 2.75% 2025	38,000	39,970
U.S. Treasury 1.625% 2026	77,000	76,037
U.S. Treasury 1.875% 2026	86,000	86,393
U.S. Treasury 1.75% 2029	35,000	34,467
U.S. Treasury 2.25% 2049[1]	25,700	24,937
U.S. Treasury 2.875% 2049[1]	26,000	28,663
U.S. Treasury 1.50%–2.88% 2021–2049[1]	148,885	150,278
		1,259,627

U.S. Treasury inflation-protected securities 7.66%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	36,777	37,362
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	72,013	72,476
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,054	24,283
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	22,423	23,344
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[3]	61,709	64,292
		221,757

Total U.S. Treasury bonds & notes		1,481,384

Mortgage-backed obligations 27.67%
Federal agency mortgage-backed obligations 27.67%
Fannie Mae Pool #BH2597 4.00% 2047[4]	25,092	26,390
Fannie Mae Pool #MA3775 3.50% 2049[4]	44,907	46,182
Fannie Mae 0%–9.16% 2022–2049[2,4]	75,935	79,030
Freddie Mac Pool #SD8001 3.50% 2049[4]	90,895	93,422
Freddie Mac Pool #SD8005 3.50% 2049[4]	34,320	35,264
Freddie Mac 0%–5.50% 2020–2049[2,4]	79,149	81,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	37,774	39,835
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	39,374	40,773
Government National Mortgage Assn. 3.50% 2050[4,5]	40,000	41,221
Government National Mortgage Assn. 4.00% 2050[4,5]	30,870	31,952
Government National Mortgage Assn. 2.26%–6.64% 2034–2065[2,4,5]	81,733	85,971
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	76,804	78,695
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	28,225	28,903
Uniform Mortgage-Backed Security 4.50% 2050[4,5]	16	17
Other securities		91,827
		801,424

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 17.99%
Fannie Mae 2.75% 2021	$26,500	$26,938
Fannie Mae 2.875% 2023	36,000	37,533
Fannie Mae 1.25%–7.13% 2021–2030	6,900	8,673
Federal Home Loan Bank 3.25%–5.50% 2023–2036	30,315	32,747
Freddie Mac 2.375% 2021	40,000	40,340
Private Export Funding Corp. 3.266% 2021[6]	34,000	34,994
Private Export Funding Corp. 2.25%–3.55% 2020–2024	11,340	11,768
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,756
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	16,251
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,749
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,693
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,884
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,794
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,549
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,990
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,397
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	73,632	76,567
Other securities		5,422
		521,045

Total bonds, notes & other debt instruments (cost: $2,765,266,000)		2,803,853

Short-term securities 8.05%
Commercial paper 7.88%
Bank of New York Co., Inc. 1.60% due 1/2/2020	26,700	26,698
Exxon Mobil Corp. 1.62% due 2/3/2020	50,000	49,923
Pfizer Inc. 1.67% due 1/16/2020[6]	64,800	64,755
Starbird Funding Corp. 1.58% due 1/2/2020[6]	28,100	28,098
Toronto-Dominion Bank 1.70% due 1/7/2020[6]	50,000	49,983
Other securities		8,695
		228,152

Federal agency discount notes 0.17%
Other securities		4,994

Total short-term securities (cost: $233,152,000)		233,146
Total investment securities 104.86% (cost: $2,998,418,000)		3,036,999
Other assets less liabilities (4.86)%		(140,665)

Net assets 100.00%		$2,896,334

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[7]	Value at 12/31/2019 (000)	[8]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932		$185,014		$(118)
90 Day Euro Dollar Futures	Long	565	March 2020	141,250		138,799		543
2 Year U.S. Treasury Note Futures	Long	4,270	April 2020	854,000		920,185		90
5 Year U.S. Treasury Note Futures	Long	6,935	April 2020	693,500		822,556		(3,396)
10 Year U.S. Treasury Note Futures	Long	1,481	March 2020	148,100		190,193		(1,498)
10 Year Ultra U.S. Treasury Note Futures	Short	32	March 2020	(3,200)			(4,502)	54
20 Year U.S. Treasury Bond Futures	Long	219	March 2020	21,900		34,144		(596)
30 Year Ultra U.S. Treasury Bond Futures	Long	569	March 2020	56,900		103,362		(3,027)
								$(7,948)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$1,624,100	$ 1	$—	$1
1.5365%	U.S. EFFR	1/29/2020	1,288,300	(16)	—	(16)
1.535%	U.S. EFFR	1/29/2020	1,351,500	(18)	—	(18)
1.531%	U.S. EFFR	3/18/2020	741,200	(33)	—	(33)
1.515%	U.S. EFFR	3/18/2020	671,100	(45)	—	(45)
1.5155%	U.S. EFFR	3/18/2020	1,419,000	(93)	—	(93)
1.5135%	U.S. EFFR	3/18/2020	1,418,700	(97)	—	(97)
1.5435%	U.S. EFFR	4/29/2020	770,000	(9)	—	(9)
1.535%	U.S. EFFR	4/29/2020	1,187,700	(25)	—	(25)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(223)	—	(223)
1.4555%	U.S. EFFR	12/10/2020	129,200	(77)	—	(77)
1.454%	U.S. EFFR	12/10/2020	152,800	(94)	—	(94)
1.4995%	U.S. EFFR	12/20/2020	283,000	(43)	—	(43)
2.197%	U.S. EFFR	4/15/2021	174,000	1,418	—	1,418
1.605%	U.S. EFFR	6/20/2021	116,816	124	—	124
1.6325%	U.S. EFFR	7/18/2021	243,000	453	—	453
1.34%	U.S. EFFR	10/18/2021	50,000	(99)	—	(99)
1.355%	U.S. EFFR	10/24/2021	34,100	(57)	—	(57)
1.339%	U.S. EFFR	10/24/2021	62,000	(122)	—	(122)
1.3065%	U.S. EFFR	10/25/2021	83,800	(213)	—	(213)
1.39%	U.S. EFFR	10/31/2021	116,000	(116)	—	(116)
1.3615%	U.S. EFFR	11/1/2021	252,400	(383)	—	(383)
1.281%	U.S. EFFR	11/4/2021	252,700	(756)	—	(756)
1.411%	U.S. EFFR	11/7/2021	56,875	(35)	—	(35)
1.3925%	U.S. EFFR	11/7/2021	56,875	(54)	—	(54)
U.S. EFFR	1.335%	11/26/2021	222,000	451	—	451
1.433%	U.S. EFFR	12/16/2021	137,600	(21)	—	(21)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(612)	—	(612)
2.197%	U.S. EFFR	4/18/2022	47,400	768	—	768
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(111)	—	(111)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	150	—	150
2.5775%	U.S. EFFR	7/16/2022	181,639	2,107	—	2,107
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(139)	—	(139)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,379	—	6,379
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,107	—	6,107
2.009%	3-month USD-LIBOR	10/4/2022	50,000	450	—	450

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.0815%	2/10/2024	$ 28,700	$ (441)	$—	$(441)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,627	—	1,627
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,010)	—	(1,010)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,272)	—	(1,272)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(647)	—	(647)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(84)	—	(84)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,426)	—	(1,426)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	723	—	723
2.908%	3-month USD-LIBOR	2/1/2028	16,000	721	—	721
2.925%	3-month USD-LIBOR	2/1/2028	12,800	587	—	587
2.92%	3-month USD-LIBOR	2/2/2028	12,200	556	—	556
U.S. EFFR	2.5065%	3/22/2028	8,700	(610)	—	(610)
U.S. EFFR	2.535%	3/23/2028	6,700	(484)	—	(484)
U.S. EFFR	2.471%	3/27/2028	8,100	(546)	—	(546)
U.S. EFFR	2.4575%	3/29/2028	9,638	(639)	—	(639)
U.S. EFFR	2.424%	3/30/2028	8,160	(520)	—	(520)
U.S. EFFR	2.412%	4/5/2028	3,702	(233)	—	(233)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(418)	—	(418)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(629)	—	(629)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(266)	—	(266)
U.S. EFFR	1.485%	10/23/2029	16,000	244	—	244
U.S. EFFR	1.4869%	10/23/2029	14,600	220	—	220
U.S. EFFR	1.453%	10/24/2029	18,500	336	—	336
U.S. EFFR	1.4741%	10/24/2029	18,500	300	—	300
U.S. EFFR	1.4495%	10/24/2029	13,600	251	—	251
U.S. EFFR	1.446%	10/24/2029	1,800	34	—	34
1.419%	U.S. EFFR	11/26/2029	47,000	(1,021)	—	(1,021)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,923)	—	(5,923)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(6,114)	—	(6,114)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(449)	—	(449)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(545)	—	(545)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(546)	—	(546)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(426)	—	(426)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,481)	—	(2,481)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,559)	—	(3,559)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,659)	—	(3,659)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,489)	—	(1,489)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(164)	—	(164)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(925)	—	(925)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(398)	—	(398)
U.S. EFFR	2.155%	11/10/2047	8,640	(580)	—	(580)
U.S. EFFR	2.5635%	2/12/2048	33,204	(5,234)	—	(5,234)
3-month USD-LIBOR	1.934%	12/12/2049	19,300	704	—	704
3-month USD-LIBOR	1.935%	12/17/2049	17,280	627	—	627
3-month USD-LIBOR	2.007%	12/19/2049	21,500	423	—	423
3-month USD-LIBOR	2.045%	12/27/2049	15,100	166	—	166
					$—	$(20,302)

114	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,115,000, which represented 1.59% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,830,000, which represented 6.14% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	115

Managed Risk Growth Fund

Investment portfolio December 31, 2019

Growth funds 81.52%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	$358,426

Total growth funds (cost: $314,327,000)		358,426

Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	66,685

Total fixed income funds (cost: $64,788,000)		66,685

Short-term securities 3.38%
Government Cash Management Fund 1.51%[1]	14,836,148	14,836

Total short-term securities (cost: $14,836,000)		14,836
Total investment securities 100.07% (cost: $393,951,000)		439,947
Other assets less liabilities (0.07)%		(297)

Net assets 100.00%		$439,650

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	142	March 2020	$14,200		$16,843		$(61)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 81.52%
American Funds Insurance Series – Growth Fund, Class 1	3,963,500	841,360	391,840	4,413,020	$3,636	$45,980	$3,243	$358,426
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,110,855	1,716,104	856,923	5,970,036	(16)	3,708	1,763	66,685
Total 96.69%					$3,620	$49,688	$5,006	$425,111

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2019

Growth funds 80.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,417,163	$133,862

Total growth funds (cost: $119,729,000)		133,862

Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	24,465

Total fixed income funds (cost: $23,789,000)		24,465

Short-term securities 4.55%
Government Cash Management Fund 1.51%[1]	7,541,294	7,541

Total short-term securities (cost: $7,541,000)		7,541
Total investment securities 100.06% (cost: $151,059,000)		165,868
Other assets less liabilities (0.06)%		(99)

Net assets 100.00%		$165,769

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2020	$7,200		$8,540		$(30)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 80.75%
American Funds Insurance Series – International Fund, Class 1	6,802,836	422,276	807,949	6,417,163	$553	$20,856	$2,158	$133,862
Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	382,186	354,922	2,190,172	64	1,507	667	24,465
Total 95.51%					$617	$22,363	$2,825	$158,327

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	117

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2019

Growth-and-income funds 81.97%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	$299,536

Total growth-and-income funds (cost: $295,807,000)		299,536

Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	53,524

Total fixed income funds (cost: $52,792,000)		53,524

Short-term securities 3.45%
Government Cash Management Fund 1.51%[1]	12,608,727	12,609

Total short-term securities (cost: $12,609,000)		12,609
Total investment securities 100.06% (cost: $361,208,000)		365,669
Other assets less liabilities (0.06)%		(234)

Net assets 100.00%		$365,435

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	121	March 2020	$12,100		$14,352		$(52)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.97%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	2,725,657	2,537,908	22,089,727	$139	$27,211	$6,403	$299,536

Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	702,066	849,020	4,337,434	30	1,747	1,181	53,524

Total 96.61%					$169	$28,958	$7,584	$353,060

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

118	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2019

Growth-and-income funds 81.15%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	$1,841,827

Total growth-and-income funds (cost: $1,679,355,000)		1,841,827

Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	337,186

Total fixed income funds (cost: $317,192,000)		337,186

Short-term securities 3.81%
Government Cash Management Fund 1.51%[1]	86,525,815	86,526

Total short-term securities (cost: $86,526,000)		86,526

Options purchased 0.19%
Options purchased*		4,322

Total options purchased (cost: $14,443,000)		4,322
Total investment securities 100.01% (cost: $2,097,516,000)		2,269,861
Other assets less liabilities (0.01)%		(137)

Net assets 100.00%		$2,269,724

* Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	110	$355	$2,050.00	3/20/2020	$8
S&P 500 Index	2,720	8,788	2,100.00	3/20/2020	231
S&P 500 Index	1,200	3,877	2,150.00	3/20/2020	144
S&P 500 Index	50	162	2,175.00	3/20/2020	5
S&P 500 Index	715	2,310	2,200.00	3/20/2020	82
S&P 500 Index	135	436	2,225.00	3/20/2020	17
S&P 500 Index	170	549	2,250.00	3/20/2020	25
S&P 500 Index	95	307	2,225.00	6/19/2020	50
S&P 500 Index	250	808	2,250.00	6/19/2020	148
S&P 500 Index	130	420	2,275.00	6/19/2020	92
S&P 500 Index	3,520	11,372	2,325.00	6/19/2020	3,041
S&P 500 Index	160	517	2,350.00	6/19/2020	130
S&P 500 Index	180	582	2,375.00	6/19/2020	160
S&P 500 Index	70	226	2,400.00	6/19/2020	78
S&P 500 Index	65	210	2,450.00	6/19/2020	86
S&P 500 Index	15	48	2,325.00	9/18/2020	25
					$4,322

American Funds Insurance Series	119

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	876	March 2020	$87,600		$103,902		$(375)
S&P 500 E-mini Index Contracts	Long	380	March 2020	19		61,391		1,045
								$670

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.15%
American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	5,204,328	2,006,897	36,320,774	$10,843	$181,776	$32,844	$1,841,827

Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	26,945,898	5,339,384	2,098,493	30,186,789	551	19,412	9,121	337,186
Total 96.01%					$11,394	$201,188	$41,965	$2,179,013

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

120	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2019

Asset allocation funds 95.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	$2,704,731

Total asset allocation funds (cost: $2,461,096,000)		2,704,731

Short-term securities 4.57%
Government Cash Management Fund 1.51%[1]	129,388,605	129,389

Total short-term securities (cost: $129,389,000)		129,389
Total investment securities 100.06% (cost: $2,590,485,000)		2,834,120
Other assets less liabilities (0.06)%		(1,616)

Net assets 100.00%		$2,832,504

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,222	March 2020	$122,200		$144,941		$(525)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Asset allocation funds 95.49%
American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	9,622,390	12,627,750	112,462,863	$18,556	$297,458	$55,061	$2,704,731

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	121

Financial statements

Statements of assets and liabilities
at December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,834,678	$4,695,009	$28,530,215	$10,090,299	$3,763,903
Affiliated issuers	—	12,711	—	—	—
Cash	77	984	961	1,558	5,500
Cash collateral received for securities on loan	—	9,581	—	—	—
Cash denominated in currencies other than U.S. dollars	187	5,130	822	3,548	730
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	—	2,285	7,836	2,831	261
Sales of fund’s shares	2,516	3,547	5,850	1,503	1,370
Dividends and interest	12,553	3,331	40,016	17,475	6,799
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	—	384	—	—	9
Other	468	226	53	96	1,978
	6,850,479	4,733,188	28,585,753	10,117,310	3,780,550
Liabilities:
Collateral for securities on loan	—	95,814	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	131	—
Payables for:
Purchases of investments	218	2,571	19,404	1,808	841
Repurchases of fund’s shares	40,573	4,821	82,386	18,480	3,083
Investment advisory services	2,924	2,682	7,647	4,148	2,180
Insurance administrative fees	226	121	897	230	382
Services provided by related parties	1,061	653	4,372	1,231	429
Trustees’ deferred compensation	77	52	497	207	36
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	4,857	6,103	811	15,406	13,045
Other	96	98	80	238	143
	50,032	112,915	116,094	41,879	20,139
Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,735,844	$3,169,995	$15,151,170	$7,794,312	$2,756,659
Total distributable earnings	3,064,603	1,450,278	13,318,489	2,281,119	1,003,752
Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Investment securities on loan, at value	$—	$102,111	$—	$—	$2,679
Investment securities, at cost:
Unaffiliated issuers	3,948,846	3,495,309	16,010,216	7,618,504	2,782,480
Affiliated issuers	—	45,916	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	186	5,130	822	3,531	745

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

122	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,276,932	$2,138,294	$35,695,564	$1,502,569	$990,616	$27,124,386	$435,920	$10,917,401	$2,118,893
—	—	336,143	—	—	444,495	—	—	—
199	226	2,015	48	114	5,535	62	7,258	459
—	—	—	—	—	510	—	—	—
170	299	180	427	278	1,146	3	64	94
—	—	—	—	—	—	173	2,743	3,976

—	112	88	131	22,405	213,442	1	669,867	18,110
1,708	662	5,285	300	1,104	9,829	140	7,295	2,121
15,592	5,398	71,629	4,137	3,549	83,460	1,682	63,827	18,545
—	—	—	—	—	—	—	—	53
—	—	—	—	22	437	2	2,378	167
—	—	—	—	97	292	13	948	200
—	—	—	—	—	126	—	—	—
10	393	394	40	22	160	32	61	162
9,294,611	2,145,384	36,111,298	1,507,652	1,018,207	27,883,818	438,028	11,671,842	2,162,780

—	—	—	—	—	5,103	—	—	—
—	137	—	11	—	—	272	3,934	6,186

509	44	12,801	184	18,310	434,944	264	1,108,141	25,517
7,089	2,594	57,734	6,267	235	11,152	104	1,500	294
3,021	1,056	7,672	755	397	6,088	242	3,237	954
365	86	724	60	275	2,677	57	303	30
1,007	369	4,017	111	118	2,703	73	1,126	276
91	24	579	12	4	284	3	125	26
—	—	—	—	—	—	—	—	66
—	—	—	—	48	473	1	2,265	196
—	—	—	—	56	17	7	51	218
164	2,545	1,411	112	38	586	49	—	273
4	46	94	54	10	136	6	—	100
12,250	6,901	85,032	7,566	19,491	464,163	1,078	1,120,682	34,136
$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$7,024,809	$1,446,699	$24,318,085	$1,269,718	$924,094	$20,498,664	$354,288	$10,126,847	$2,039,155
2,257,552	691,784	11,708,181	230,368	74,622	6,920,991	82,662	424,313	89,489
$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$—	$—	$—	$—	$—	$5,211	$—	$—	$—

7,160,359	1,501,184	25,109,357	1,239,563	895,730	20,541,489	353,703	10,597,431	2,061,125
—	—	279,526	—	—	328,678	—	—	—
170	298	180	426	278	1,146	3	64	94

American Funds Insurance Series	123

Statements of assets and liabilities
at December 31, 2019

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,243,917		$279,612	$284,229	$3,036,999	$14,836
Affiliated issuers	—		—	—	—	425,111
Cash	726		262	109	2,199	99
Cash collateral pledged for futures contracts	154		—	—	—	—
Cash collateral pledged for swap contracts	2,100		—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	2,727		83,408	—	298,428	447
Sales of fund’s shares	209		235	696	1,934	32
Dividends and interest	20,007		732	—	10,545	21
Variation margin on futures contracts	33		20	—	217	—
Variation margin on swap contracts	41		329	—	3,682	—
Other	3		1	—	—	—
	1,269,917		364,599	285,034	3,354,004	440,546
Liabilities:
Payables for:
Purchases of investments	2,150		69,602	—	453,440	29
Repurchases of fund’s shares	686		164	234	637	472
Investment advisory services	506		105	78	835	37
Insurance administrative fees	38		17	14	78	264
Services provided by related parties	188		25	62	386	89
Trustees’ deferred compensation	46		3	16	58	2
Variation margin on futures contracts	—		65	—	1,058	—
Variation margin on swap contracts	9		108	—	1,177	3
Other	1		—	—	1	—
	3,624		70,089	404	457,670	896
Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,456,035		$291,684	$283,903	$2,843,203	$375,936
Total (accumulated loss) distributable earnings	(189,742)		2,826	727	53,131	63,714
Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Investment securities on loan, at value	$—		$—	$—	$—	$—
Investment securities, at cost:
Unaffiliated issuers	1,246,290		275,150	284,222	2,998,418	14,836
Affiliated issuers	—		—	—	—	379,115
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

124	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,541	$12,609	$90,848	$129,389
158,327	353,060	2,179,013	2,704,731
50	85	2,356	856
—	—	—	—
—	—	—	—
—	—	—	—

134	89	21,241	649
3	—	1,026	590
10	18	117	178
—	—	—	—
—	—	126	—
—	—	—	—
166,065	365,861	2,294,727	2,836,393

—	—	754	—
144	94	22,617	1,273
14	31	192	238
101	221	1,376	1,735
34	75	58	588
1	2	6	26
—	—	—	—
2	3	—	29
—	—	—	—
296	426	25,003	3,889
$165,769	$365,435	$2,269,724	$2,832,504

$154,345	$346,751	$1,940,147	$2,449,900
11,424	18,684	329,577	382,604
$165,769	$365,435	$2,269,724	$2,832,504

$—	$—	$—	$—

7,541	12,609	100,969	129,389
143,518	348,599	1,996,547	2,461,096
—	—	—	—

American Funds Insurance Series	125

Statements of assets and liabilities
at December 31, 2019

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,515,595	$2,050,138	$10,840,676	$5,353,248	$2,128,928
	Shares outstanding	77,246	76,500	133,471	256,566	82,393
	Net asset value per share	$32.57	$26.80	$81.22	$20.86	$25.84
Class 1A:	Net assets	$7,914	$575	$18,051	$7,041	$4,461
	Shares outstanding	244	22	223	339	173
	Net asset value per share	$32.47	$26.74	$80.92	$20.80	$25.74
Class 2:	Net assets	$3,894,942	$2,363,250	$15,884,538	$4,310,970	$981,055
	Shares outstanding	120,828	90,815	197,149	207,441	38,339
	Net asset value per share	$32.24	$26.02	$80.57	$20.78	$25.59
Class 3:	Net assets			$213,515	$24,708
	Shares outstanding	Not applicable	Not applicable	2,609	1,181	Not applicable
	Net asset value per share			$81.84	$20.92
Class 4:	Net assets	$381,996	$206,310	$1,512,879	$379,464	$645,967
	Shares outstanding	11,917	7,887	19,051	18,478	25,360
	Net asset value per share	$32.05	$26.16	$79.41	$20.54	$25.47

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$524,749	$210,225	$29,304	$1,418,254
	Shares outstanding	53,157	19,906	2,592	114,937	Not applicable
	Net asset value per share	$9.87	$10.56	$11.30	$12.34
Class 1A:	Net assets	$726	$493	$10	$2,474
	Shares outstanding	74	47	1	201	Not applicable
	Net asset value per share	$9.86	$10.55	$11.30	$12.32
Class 2:	Net assets	$667,518	$56,269	$230,044	$1,343,065
	Shares outstanding	68,819	5,338	20,889	109,962	Not applicable
	Net asset value per share	$9.70	$10.54	$11.01	$12.21
Class 3:	Net assets	$9,941		$3,187	$8,818
	Shares outstanding	1,002	Not applicable	286	713	Not applicable
	Net asset value per share	$9.92		$11.13	$12.37
Class 4:	Net assets	$63,359	$27,523	$22,085	$123,723
	Shares outstanding	5,997	2,637	1,984	10,128	Not applicable
	Net asset value per share	$10.56	$10.44	$11.13	$12.22
Class P1:	Net assets					$5,745
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	417
	Net asset value per share					$13.78
Class P2:	Net assets					$433,905
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,656
	Net asset value per share					$13.71

*	Amount less than one thousand.

See notes to financial statements.

126	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,558,836	$624,992	$21,056,972	$1,140,298	$533,359	$17,729,567	$133,417	$6,481,599	$1,077,241
409,812	39,269	415,250	62,738	49,708	737,257	9,877	580,461	88,893
$13.56	$15.92	$50.71	$18.18	$10.73	$24.05	$13.51	$11.17	$12.12
$9,073	$1,904	$10,901	$2,475	$5,710	$10,719	$2,284	$6,646	$456
671	120	215	137	533	447	169	598	38
$13.51	$15.88	$50.54	$18.15	$10.72	$23.99	$13.49	$11.13	$12.10
$3,092,785	$1,366,688	$13,585,491	$256,730	$5,567	$5,153,699	$207,099	$3,561,089	$1,001,945
231,052	86,034	271,274	14,170	519	216,630	15,358	323,062	83,303
$13.39	$15.89	$50.08	$18.12	$10.72	$23.79	$13.48	$11.02	$12.03
		$156,432			$32,567
Not applicable	Not applicable	3,079	Not applicable	Not applicable	1,352	Not applicable	Not applicable	Not applicable
		$50.81			$24.08
$621,667	$144,899	$1,216,470	$100,583	$454,080	$4,493,103	$94,150	$501,826	$49,002
46,696	9,268	24,567	5,586	42,408	189,815	7,048	45,627	4,112
$13.31	$15.63	$49.52	$18.01	$10.71	$23.67	$13.36	$11.00	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$683	$805	$1,987,005	$2,174
62	67	144,442	157
$11.01	$12.01	$13.76	$13.81
$165,086	$364,630	$282,719	$2,830,330
15,122	30,625	20,645	210,242
$10.92	$11.91	$13.69	$13.46

American Funds Insurance Series	127

Statements of operations
for the year ended December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$100,513	$44,813	$367,210	$188,002	$50,154
Interest	1,513	1,993	10,907	12,319	15,536
Securities lending income	—	5,572	—	—	9
	102,026	52,378	378,117	200,321	65,699
Fees and expenses*:
Investment advisory services	32,238	29,892	84,702	47,450	23,766
Distribution services	9,991	6,096	41,091	11,232	3,708
Insurance administrative services	810	445	3,298	867	1,405
Transfer agent services	1	1	3	1	— †
Administrative services	1,268	873	5,329	1,937	689
Reports to shareholders	218	163	948	351	132
Registration statement and prospectus	159	142	557	292	117
Trustees’ compensation	42	28	175	64	23
Auditing and legal	78	102	72	94	98
Custodian	869	796	492	1,634	933
Other	20	110	140	92	96
Total fees and expenses before waivers/reimbursements	45,694	38,648	136,807	64,014	30,967
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	45,694	38,648	136,807	64,014	30,967
Net investment income	56,332	13,730	241,310	136,307	34,732

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	194,169	251,392	746,022	(125,118)	33,329
Affiliated issuers	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	(981)	303
Swap contracts	—	—	—	—	—
Currency transactions	(251)	(122)	(486)	(1,893)	(681)
	193,918	251,270	745,536	(127,992)	32,951
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,619,656	899,816	6,038,099	1,988,055	789,738
Affiliated issuers	—	(17,366)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	394	(303)
Swap contracts	—	—	—	—	—
Currency translations	91	109	133	(22)	1,965
	1,619,747	882,559	6,038,232	1,988,427	791,400
Net realized gain (loss) and unrealized appreciation (depreciation)	1,813,665	1,133,829	6,783,768	1,860,435	824,351
Net increase in net assets resulting from operations	$1,869,997	$1,147,559	$7,025,078	$1,996,742	$859,083

See end of statements of operations for footnotes.

See notes to financial statements.

128	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$234,613	$51,517	$766,259	$45,191	$25,475	$375,876	$6,913	$16,529	$1,213
1,841	3,480	16,017	2,742	5,377	258,983	3,712	306,813	66,060
—	—	—	—	—	126	—	—	—
236,454	54,997	782,276	47,933	30,852	634,985	10,625	323,342	67,273

34,092	11,970	85,788	8,588	4,075	67,563	2,697	37,299	11,276
8,746	3,618	35,549	821	1,026	22,631	700	9,950	2,662
1,255	304	2,707	218	1,025	10,170	211	1,084	114
1	— †	4	— †	— †	3	— †	1	— †
1,765	408	6,796	284	174	5,173	83	2,083	426
355	60	1,336	27	17	1,018	7	286	68
157	65	509	38	44	331	19	225	64
59	13	221	9	6	170	3	68	14
47	55	89	80	51	74	57	56	52
237	443	598	330	77	257	64	211	404
39	22	124	8	5	55	7	56	35
46,753	16,958	133,721	10,403	6,500	107,445	3,848	51,319	15,115

—	—	—	—	24	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	24	—	—	—	—
46,753	16,958	133,721	10,403	6,476	107,445	3,848	51,319	15,115
189,701	38,039	648,555	37,530	24,376	527,540	6,777	272,023	52,158

85,832	51,401	903,747	(35,910)	(7,360)	488,583	9,817	195,373	11,564
—	—	(1,021)	—	—	(471,314)	—	—	—
—	—	—	—	(501)	22,485	557	72,397	13,348
—	579	—	(14)	—	—	(440)	58	(2,623)
—	—	—	—	985	(18,948)	31	(25,282)	1,525
(3)	(143)	(250)	(1,100)	(2)	103	(139)	786	(2,149)
85,829	51,837	902,476	(37,024)	(6,878)	20,909	9,826	243,332	21,665

1,423,937	449,977	6,047,455	293,943	117,252	3,772,779	59,030	433,411	101,447
—	—	128,124	—	—	548,491	—	—	—
—	—	—	—	(760)	(8,123)	(196)	(23,687)	(5,076)
—	(488)	—	(12)	—	—	(181)	8,081	(9,128)
—	—	—	—	829	(255)	(7)	(6,333)	141
23	379	406	8	22	86	17	153	173
1,423,960	449,868	6,175,985	293,939	117,343	4,312,978	58,663	411,625	87,557

1,509,789	501,705	7,078,461	256,915	110,465	4,333,887	68,489	654,957	109,222
$1,699,490	$539,744	$7,727,016	$294,445	$134,841	$4,861,427	$75,266	$926,980	$161,380

American Funds Insurance Series	129

Statements of operations
for the year ended December 31, 2019

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$994	$—	$—	$— †	$5,338
Interest	90,296	7,989	6,571	70,374	—
	91,290	7,989	6,571	70,374	5,338
Fees and expenses*:
Investment advisory services	6,009	1,231	925	9,824	590
Distribution services	1,855	202	640	3,611	974
Insurance administrative services	143	60	51	276	984
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	253	59	58	582	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	28	5	7	63	8
Registration statement and prospectus	34	15	10	55	21
Trustees’ compensation	8	2	1	20	2
Auditing and legal	50	45	43	46	15
Custodian	17	21	1	37	11
Other	32	3	2	8	3
Total fees and expenses before waivers/reimbursements	8,429	1,643	1,738	14,522	2,662
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	197
Miscellaneous fee reimbursements	—	—	—	—	13
Total waivers/reimbursements of fees and expenses	—	—	—	—	210
Total fees and expenses after waivers/reimbursements	8,429	1,643	1,738	14,522	2,452
Net investment income	82,861	6,346	4,833	55,852	2,886

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(18,671)	2,660	(1)	43,914	—
Affiliated issuers	—	—	—	—	3,620
Futures contracts	(236)	6,233	—	85,989	(5,811)
Swap contracts	(986)	1,047	—	(7,749)	—
Currency transactions	— †	—	—	— †	30
Capital gain distributions received from affiliated issuers	—	—	—	—	32,790
	(19,893)	9,940	(1)	122,154	30,629
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	89,670	5,462	15	52,718	—
Affiliated issuers	—	—	—	—	49,688
Futures contracts	159	(2,645)	—	(35,398)	(5,952)
Swap contracts	(2,898)	(4,026)	—	(39,656)	—
	86,931	(1,209)	15	(22,336)	43,736
Net realized gain (loss) and unrealized appreciation (depreciation)	67,038	8,731	14	99,818	74,365
Net increase in net assets resulting from operations	$149,899	$15,077	$4,847	$155,670	$77,251

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

130	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$2,945	$7,880	$43,834	$57,102
—	—	—	—
2,945	7,880	43,834	57,102

239	527	3,162	4,046
398	877	647	6,739
399	878	5,270	6,744
— †	— †	— †	— †
—	—	—	—
50	53	80	110
4	7	30	49
12	17	223	49
1	2	12	21
15	15	16	18
11	11	12	11
3	3	3	11
1,132	2,390	9,455	17,798

80	176	1,054	1,349
47	14	—	—
127	190	1,054	1,349
1,005	2,200	8,401	16,449
1,940	5,680	35,433	40,653

—	—	(21,805)	—
617	169	11,394	18,556
(1,246)	(5,543)	(7,635)	(17,863)
—	—	—	—
(4)	26	114	117
3,310	22,171	167,499	131,016
2,677	16,823	149,567	131,826

—	—	(11,132)	—
22,363	28,958	201,188	297,458
(1,249)	(5,833)	(9,637)	(25,848)
—	—	—	—
21,114	23,125	180,419	271,610

23,791	39,948	329,986	403,436
$25,731	$45,628	$365,419	$444,089

American Funds Insurance Series	131

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$56,332	$50,276	$13,730	$10,787	$241,310	$162,005
Net realized gain (loss)	193,918	343,542	251,270	247,061	745,536	2,848,894
Net unrealized appreciation (depreciation)	1,619,747	(919,676)	882,559	(673,158)	6,038,232	(2,971,090)
Net increase (decrease) in net assets resulting from operations	1,869,997	(525,858)	1,147,559	(415,310)	7,025,078	39,809
Distributions paid to shareholders	(417,934)	(474,814)	(284,752)	(196,135)	(2,978,202)	(2,648,515)
Net capital share transactions	(153,769)	267,749	102,952	(49,079)	974,922	1,071,109
Total increase (decrease) in net assets	1,298,294	(732,923)	965,759	(660,524)	5,021,798	(1,537,597)
Net assets:
Beginning of year	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458
End of year	$6,800,447	$5,502,153	$4,620,273	$3,654,514	$28,469,659	$23,447,861

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$37,530	$37,077	$24,376	$18,120	$527,540	$495,623
Net realized gain (loss)	(37,024)	19,646	(6,878)	(12,903)	20,909	1,250,899
Net unrealized appreciation (depreciation)	293,939	(222,569)	117,343	(53,867)	4,312,978	(2,879,563)
Net increase (decrease) in net assets resulting from operations	294,445	(165,846)	134,841	(48,650)	4,861,427	(1,133,041)
Distributions paid to shareholders	(53,548)	(35,982)	(24,614)	(20,515)	(1,801,337)	(1,587,775)
Net capital share transactions	(78,069)	77,119	213,209	149,988	1,434,114	(13,827)
Total increase (decrease) in net assets	162,828	(124,709)	323,436	80,823	4,494,204	(2,734,643)
Net assets:
Beginning of year	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094
End of year	$1,500,086	$1,337,258	$998,716	$675,280	$27,419,655	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

132	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$136,307	$147,886	$34,732	$32,835	$189,701	$183,892	$38,039	$35,857	$648,555	$479,019
(127,992)	247,240	32,951	126,203	85,829	687,384	51,837	99,872	902,476	3,357,516
1,988,427	(1,741,754)	791,400	(647,033)	1,423,960	(1,602,222)	449,868	(325,530)	6,175,985	(4,232,991)

1,996,742	(1,346,628)	859,083	(487,995)	1,699,490	(730,946)	539,744	(189,801)	7,727,016	(396,456)

(394,620)	(646,470)	(164,192)	(126,412)	(878,225)	(883,615)	(140,198)	(186,991)	(3,957,175)	(2,606,909)

(536,801)	1,245,386	54,641	92,573	429,824	265,984	(76,937)	90,220	2,392,290	2,175,138
1,065,321	(747,712)	749,532	(521,834)	1,251,089	(1,348,577)	322,609	(286,572)	6,162,131	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362
$10,075,431	$9,010,110	$3,760,411	$3,010,879	$9,282,361	$8,031,272	$2,138,483	$1,815,874	$36,026,266	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$6,777	$6,105	$272,023	$269,087	$52,158	$55,434	$82,861	$84,812	$6,346	$6,148
9,826	3,576	243,332	(168,412)	21,665	(11,729)	(19,893)	(24,544)	9,940	(7,618)
58,663	(33,957)	411,625	(164,842)	87,557	(70,008)	86,931	(86,196)	(1,209)	2,541

75,266	(24,276)	926,980	(64,167)	161,380	(26,303)	149,899	(25,928)	15,077	1,071

(16,934)	(9,700)	(280,200)	(267,421)	(35,756)	(56,130)	(79,066)	(79,933)	(7,525)	(6,505)

12,429	46,266	49,693	(511,419)	(84,997)	(297,128)	(8,439)	(144,120)	(4,217)	(43,561)
70,761	12,290	696,473	(843,007)	40,627	(379,561)	62,394	(249,981)	3,335	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170
$436,950	$366,189	$10,551,160	$9,854,687	$2,128,644	$2,088,017	$1,266,293	$1,203,899	$294,510	$291,175

American Funds Insurance Series	133

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$4,833	$4,036	$55,852	$56,785	$2,886	$1,509
Net realized gain (loss)	(1)	—	122,154	(86,715)	30,629	21,463
Net unrealized appreciation (depreciation)	15	33	(22,336)	49,517	43,736	(26,917)
Net increase (decrease) in net assets resulting from operations	4,847	4,069	155,670	19,587	77,251	(3,945)
Distributions paid to shareholders	(5,093)	(3,517)	(60,961)	(55,819)	(30,222)	(21,941)
Net capital share transactions	(21,528)	1,047	(67,678)	(197,780)	49,348	81,200
Total increase (decrease) in net assets	(21,774)	1,599	27,031	(234,012)	96,377	55,314
Net assets:
Beginning of year	306,404	304,805	2,869,303	3,103,315	343,273	287,959
End of year	$284,630	$306,404	$2,896,334	$2,869,303	$439,650	$343,273

See notes to financial statements.

134	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018

$1,940	$2,317	$5,680	$5,276	$35,433	$2,685	$40,653	$62,566
2,677	5,722	16,823	18,018	149,567	6,953	131,826	97,415
21,114	(25,332)	23,125	(49,299)	180,419	(21,166)	271,610	(366,555)

25,731	(17,293)	45,628	(26,005)	365,419	(11,528)	444,089	(206,574)

(7,796)	(3,428)	(23,415)	(23,525)	(32,440)	(12,352)	(177,811)	(242,968)

(3,125)	23,257	6,553	19,295	44,643	1,707,014	23,729	(1,462,371)
14,810	2,536	28,766	(30,235)	377,622	1,683,134	290,007	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410
$165,769	$150,959	$365,435	$336,669	$2,269,724	$1,892,102	$2,832,504	$2,542,497

American Funds Insurance Series	135

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

136	American Funds Insurance Series

Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	137

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

138	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	139

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2019 (dollars in thousands):

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,185,255	$794,324	$—	$1,979,579
Consumer discretionary	474,696	744,806	—	1,219,502
Health care	527,781	214,362	—	742,143
Financials	302,133	398,337	—	700,470
Consumer staples	291,919	259,874	—	551,793
Communication services	372,299	163,033	—	535,332
Industrials	73,839	453,487	—	527,326
Materials	144,609	41,190	—	185,799
Energy	12,046	125,318	—	137,364
Utilities	—	5,646	—	5,646
Preferred securities	—	112,584	—	112,584
Short-term securities	137,140	—	—	137,140
Total	$3,521,717	$3,312,961	$—	$6,834,678

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$832,166	$191,178	$—	$1,023,344
Information technology	472,972	397,575	—	870,547
Industrials	128,020	558,859	—	686,879
Consumer discretionary	450,887	224,996	—	675,883
Financials	194,307	161,242	—	355,549
Real estate	121,286	62,447	—	183,733
Materials	98,936	80,609	—	179,545
Communication services	56,064	89,863	—	145,927
Consumer staples	46,475	76,569	—	123,044
Energy	32,183	26,545	14,352	73,080
Utilities	17,485	46,609	—	64,094
Preferred securities	17,503	—	29,706	47,209
Rights & warrants	—	53	—	53
Short-term securities	278,833	—	—	278,833
Total	$2,747,117	$1,916,545	$44,058	$4,707,720

140	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,232,866	$927,524	$—	$7,160,390
Communication services	5,180,447	—	—	5,180,447
Health care	4,685,272	29,104	38,849	4,753,225
Consumer discretionary	3,070,193	143,533	—	3,213,726
Financials	2,245,437	171,043	—	2,416,480
Industrials	1,283,561	551,356	—	1,834,917
Materials	758,550	47,905	—	806,455
Consumer staples	522,509	251,756	—	774,265
Energy	698,230	—	—	698,230
Real estate	486,857	—	—	486,857
Utilities	77,731	—	—	77,731
Convertible bonds	—	—	25,000	25,000
Short-term securities	1,102,492	—	—	1,102,492
Total	$26,344,145	$2,122,221	$63,849	$28,530,215

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,111	$1,589,115	$—	$1,652,226
Consumer discretionary	549,505	856,658	—	1,406,163
Industrials	31,330	1,364,421	—	1,395,751
Health care	89,208	1,162,960	—	1,252,168
Information technology	47,551	682,008	—	729,559
Materials	297,118	380,773	—	677,891
Consumer staples	22,274	654,869	—	677,143
Communication services	12,395	482,238	—	494,633
Energy	91,650	398,340	—	489,990
Utilities	—	358,981	—	358,981
Real estate	—	223,309	—	223,309
Preferred securities	50,234	70,526	—	120,760
Rights & warrants	—	22,939	—	22,939
Bonds, notes & other debt instruments	—	44,329	—	44,329
Short-term securities	544,457	—	—	544,457
Total	$1,798,833	$8,291,466	$—	$10,090,299

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(131)	$—	$(131)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	141

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$585,583	$279,934	$—	$865,517
Financials	118,563	374,375	—	492,938
Energy	41,325	330,863	—	372,188
Health care	186,827	157,245	—	344,072
Materials	161,739	151,049	—	312,788
Consumer discretionary	111,867	152,128	—	263,995
Communication services	181,968	39,344	—	221,312
Consumer staples	10,237	199,516	—	209,753
Industrials	13,319	152,169	—	165,488
Real estate	20,109	21,107	—	41,216
Utilities	17,612	15,724	—	33,336
Preferred securities	42,757	28,620	27	71,404
Rights & warrants	—	26,479	—	26,479
Bonds, notes & other debt instruments	—	96,814	—	96,814
Short-term securities	238,673	7,930	—	246,603
Total	$1,730,579	$2,033,297	$27	$3,763,903

Blue Chip Income and Growth Fund At December 31, 2019, all of the fund’s investment securities were classified as Level 1. Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$177,115	$158,462	$—	$335,577
Industrials	116,335	152,898	—	269,233
Financials	87,217	166,525	—	253,742
Consumer discretionary	90,534	114,346	—	204,880
Health care	137,436	62,628	—	200,064
Communication services	72,048	108,658	—	180,706
Materials	82,829	79,135	—	161,964
Energy	25,886	113,797	—	139,683
Utilities	13,510	110,341	—	123,851
Real estate	95,121	15,936	—	111,057
Consumer staples	22,758	63,369	—	86,127
Preferred securities	7,892	—	—	7,892
Bonds, notes & other debt instruments	—	34,957	—	34,957
Short-term securities	28,561	—	—	28,561
Total	$957,242	$1,181,052	$—	$2,138,294

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(137)	$—	$(137)

*	Forward currency contracts are not included in the investment portfolio.

142	American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$5,175,002	$664,418	$—	$5,839,420
Information technology	5,204,952	215,296	—	5,420,248
Communication services	4,182,848	149,142	—	4,331,990
Financials	3,510,960	401,089	—	3,912,049
Industrials	3,108,920	698,875	—	3,807,795
Consumer staples	1,541,333	1,016,810	—	2,558,143
Energy	2,399,987	99,768	—	2,499,755
Consumer discretionary	1,775,002	48,931	—	1,823,933
Materials	1,577,903	163,566	—	1,741,469
Real estate	1,068,563	—	—	1,068,563
Utilities	717,617	163,329	—	880,946
Mutual funds	—	16,337	—	16,337
Convertible stocks	184,737	—	—	184,737
Bonds, notes & other debt instruments	—	5,722	—	5,722
Short-term securities	1,940,600	—	—	1,940,600
Total	$32,388,424	$3,643,283	$—	$36,031,707

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,550	$246,628	$—	$251,178
Industrials	—	164,295	—	164,295
Consumer discretionary	55,639	101,948	—	157,587
Health care	6,488	135,357	—	141,845
Energy	21,294	90,307	—	111,601
Utilities	—	94,713	—	94,713
Materials	6,679	84,933	—	91,612
Information technology	—	84,551	—	84,551
Consumer staples	—	78,182	—	78,182
Communication services	20,440	56,878	—	77,318
Real estate	—	73,379	—	73,379
Preferred securities	31,463	—	—	31,463
Bonds, notes & other debt instruments	—	16,819	—	16,819
Short-term securities	128,026	—	—	128,026
Total	$274,579	$1,227,990	$—	$1,502,569

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(11)	$—	$(11)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	143

Capital Income Builder

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Consumer staples	$38,725	$64,427		$—	$103,152
Information technology	66,952	29,080		—	96,032
Financials	45,772	38,435		—	84,207
Real estate	47,566	31,086		—	78,652
Energy	40,806	19,724		—	60,530
Health care	23,819	29,326		—	53,145
Communication services	4,574	44,219		—	48,793
Utilities	14,681	33,269		—	47,950
Industrials	17,339	27,817		—	45,156
Consumer discretionary	21,286	19,400		—	40,686
Materials	18,022	8,478		—	26,500
Rights & warrants	—	—	*	—	— *
Convertible stocks	16,025	—		—	16,025
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,624		—	103,624
Corporate bonds & notes	—	48,638		—	48,638
Mortgage-backed obligations	—	46,322		—	46,322
Asset-backed obligations	—	14,269		—	14,269
Municipals	—	415		—	415
Short-term securities	76,520	—		—	76,520
Total	$432,087	$558,529		$—	$990,616

	Other investments†
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—		$—	$37
Unrealized appreciation on interest rate swaps	—	1,109		—	1,109
Liabilities:
Unrealized depreciation on futures contracts	(368)	—		—	(368)
Unrealized depreciation on interest rate swaps	—	(280)		—	(280)
Total	$(331)	$829		$—	$498

*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

144	American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,271,389	$20,847	$20	$4,292,256
Financials	2,943,889	78,737	—	3,022,626
Health care	2,830,970	85,268	3,683	2,919,921
Industrials	1,502,299	115,339	—	1,617,638
Consumer discretionary	1,098,602	242,932	—	1,341,534
Communication services	1,184,337	—	—	1,184,337
Consumer staples	788,363	363,014	—	1,151,377
Energy	1,028,032	1,506	—	1,029,538
Materials	697,667	—	—	697,667
Real estate	238,213	—	—	238,213
Utilities	172,921	—	—	172,921
Rights & warrants	—	—	1,070	1,070
Convertible stocks	137,828	—	4,983	142,811
Convertible bonds	—	127	—	127
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,226,667	—	3,226,667
Corporate bonds & notes	—	2,834,147	6,531	2,840,678
Mortgage-backed obligations	—	1,900,213	—	1,900,213
Federal agency bonds & notes	—	12,974	—	12,974
Other	—	186,876	—	186,876
Short-term securities	1,589,437	—	—	1,589,437
Total	$18,483,947	$9,068,647	$16,287	$27,568,881

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,710	$—	$—	$1,710
Unrealized appreciation on interest rate swaps	—	1,035	—	1,035
Liabilities:
Unrealized depreciation on futures contracts	(4,672)	—	—	(4,672)
Unrealized depreciation on interest rate swaps	—	(4,847)	—	(4,847)
Total	$(2,962)	$(3,812)	$—	$(6,774)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series	145

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,609	$29,614	$—	$60,223
Health care	26,812	21,313	—	48,125
Financials	22,318	19,024	—	41,342
Consumer staples	20,634	18,609	—	39,243
Industrials	11,263	20,997	—	32,260
Consumer discretionary	12,095	7,459	—	19,554
Materials	2,530	9,294	—	11,824
Real estate	10,418	—	—	10,418
Communication services	4,785	2,422	—	7,207
Energy	4,309	2,872	—	7,181
Utilities	—	3,015	—	3,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	60,125	—	60,125
U.S. Treasury bonds & notes	—	51,042	—	51,042
Corporate bonds & notes	—	21,074	—	21,074
Mortgage-backed obligations	—	8,367	—	8,367
Short-term securities	2,825	12,095	—	14,920
Total	$148,598	$287,322	$—	$435,920

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$173	$—	$173
Unrealized appreciation on interest rate swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(16)	—	—	(16)
Unrealized depreciation on open forward currency contracts	—	(272)	—	(272)
Unrealized depreciation on interest rate swaps	—	(14)	—	(14)
Total	$(16)	$(101)	$—	$(117)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,363,969	$—	$3,363,969
Corporate bonds & notes	—	3,122,420	—	3,122,420
U.S. Treasury bonds & notes	—	3,031,887	—	3,031,887
Bonds & notes of governments & government agencies outside the U.S.	—	319,908	—	319,908
Asset-backed obligations	—	238,376	—	238,376
Municipals	—	226,157	—	226,157
Federal agency bonds & notes	—	12,086	—	12,086
Common stocks	—	135	9	144
Rights & warrants	—	1	2	3
Short-term securities	602,451	—	—	602,451
Total	$602,451	$10,314,939	$11	$10,917,401

146	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,373	$—	$—	$8,373
Unrealized appreciation on open forward currency contracts	—	2,743	—	2,743
Unrealized appreciation on interest rate swaps	—	5,879	—	5,879
Liabilities:
Unrealized depreciation on futures contracts	(12,452)	—	—	(12,452)
Unrealized depreciation on open forward currency contracts	—	(3,934)	—	(3,934)
Unrealized depreciation on interest rate swaps	—	(11,985)	—	(11,985)
Total	$(4,079)	$(7,297)	$—	$(11,376)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$379,876	$—	$379,876
Japanese yen	—	284,116	—	284,116
Chinese yuan renminbi	—	69,268	—	69,268
Malaysian ringgits	—	38,844	—	38,844
Indian rupees	—	35,296	—	35,296
Brazilian reais	—	33,633	—	33,633
South African rand	—	31,058	—	31,058
Danish kroner	—	30,945	—	30,945
British pounds	—	29,213	—	29,213
Canadian dollars	—	27,439	—	27,439
Mexican pesos	—	26,891	—	26,891
Norwegian kroner	—	24,740	—	24,740
Israeli shekels	—	23,588	—	23,588
Polish zloty	—	17,537	—	17,537
U.S. dollars	—	879,679	1,187	880,866
Other	—	59,257	—	59,257
Convertible bonds	—	10	—	10
Convertible stocks	—	—	847	847
Common stocks	881	258	3	1,142
Rights & warrants	—	—	130	130
Short-term securities	77,745	46,452	—	124,197
Total	$78,626	$2,038,100	$2,167	$2,118,893

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$234	$—	$—	$234
Unrealized appreciation on open forward currency contracts	—	3,976	—	3,976
Unrealized appreciation on interest rate swaps	—	165	—	165
Unrealized appreciation on credit default swaps	—	731	—	731
Liabilities:
Unrealized depreciation on futures contracts	(1,039)	—	—	(1,039)
Unrealized depreciation on open forward currency contracts	—	(6,186)	—	(6,186)
Unrealized depreciation on interest rate swaps	—	(704)	—	(704)
Total	$(805)	$(2,018)	$—	$(2,823)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	147

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,165,929	$9,187	$1,175,116
Municipals	—	5	—	5
Convertible bonds	—	4,694	—	4,694
Convertible stocks	3,223	—	4,834	8,057
Preferred securities	—	2,187	—	2,187
Common stocks	7,454	1,635	4,946	14,035
Rights & warrants	—	3	708	711
Short-term securities	39,112	—	—	39,112
Total	$49,789	$1,174,453	$19,675	$1,243,917

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$192	$—	$—	$192
Liabilities:
Unrealized depreciation on futures contracts	(33)	—	—	(33)
Unrealized depreciation on credit default swaps	—	(1,578)	—	(1,578)
Total	$159	$(1,578)	$—	$(1,419)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2019 (dollars in thousands):

	Beginning value at 1/1/2019	Transfers into Level 3	[2]	Purchases	Sales	Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 12/31/2019
Investment securities	$17,537	$—		$10,278	$(5,076)	$6		$(3,050)		$(20)		$19,675
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2019												$(3,075)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2019	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$9,187	Yield analysis	Yield to maturity risk premium	N/A	N/A	Decrease
		Redemption value	N/A	N/A	N/A	N/A
		Market comparable security	N/A	N/A	N/A	N/A
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.85x	0.85x	Increase
		Market comparable companies	EBITDA multiple	4.8x	4.8x	Increase
			Discount for lack of marketability	20%	20%	Decrease
Common stocks	4,946	Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Black-Scholes	Implied volatility	30%	30%	Increase
Rights & warrants	708	Market comparables	$ per acre	$4.5K	$4.5K	Increase
			$ per thousand barrels of oil equivalent per day	$25K	$25K	Increase
	$19,675

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$186,650	$—	$186,650
U.S. Treasury bonds & notes	—	28,434	—	28,434
Federal agency bonds & notes	—	18,896	—	18,896
Asset-backed obligations	—	4,681	—	4,681
Short-term securities	—	40,951	—	40,951
Total	$—	$279,612	$—	$279,612

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,618	$—	$1,618
Liabilities:
Unrealized depreciation on futures contracts	(746)	—	—	(746)
Unrealized depreciation on interest rate swaps	—	(4,450)	—	(4,450)
Total	$(746)	$(2,832)	$—	$(3,578)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2019, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,481,384	$—	$1,481,384
Mortgage-backed obligations	—	801,424	—	801,424
Federal agency bonds & notes	—	521,045	—	521,045
Short-term securities	—	233,146	—	233,146
Total	$—	$3,036,999	$—	$3,036,999

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$687	$—	$—	$687
Unrealized appreciation on interest rate swaps	—	25,927	—	25,927
Liabilities:
Unrealized depreciation on futures contracts	(8,635)	—	—	(8,635)
Unrealized depreciation on interest rate swaps	—	(46,229)	—	(46,229)
Total	$(7,948)	$(20,302)	$—	$(28,250)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

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Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than

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higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities

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issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

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The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Small Capitalization Fund	$102,111	$95,814	$ 11,588	$ 86,233
New World Fund	2,679	—	2,733	—
Asset Allocation Fund	5,211	5,103	232	4,593

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2019, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $131,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

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The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in

156	American Funds Insurance Series

each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps		Credit default swaps
International Fund	Not applicable	Not applicable	$79,279		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	5,048	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,314		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,564		Not applicable		Not applicable
Capital Income Builder	Not applicable	$117,725	Not applicable		$229,667		Not applicable
Asset Allocation Fund	Not applicable	2,471,967	Not applicable		503,101		Not applicable
Global Balanced Fund	Not applicable	11,883	23,258		29,983		Not applicable
Bond Fund	Not applicable	4,367,285	671,642		1,344,692		Not applicable
Global Bond Fund	Not applicable	470,248	678,676		532,130		$130,250
High-Income Bond Fund	Not applicable	75,400	Not applicable		31,175	*	61,207
Mortgage Fund	Not applicable	158,792	Not applicable		587,735		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,472,410	Not applicable		13,841,522		Not applicable
Managed Risk Growth Fund	Not applicable	27,364	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	46,121	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	23,146	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$29,328	130,576	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	139,336	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	157

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$131

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(981)	Net unrealized appreciation on forward currency contracts	$394

New World Fund
		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$303	Net unrealized depreciation on forward currency contracts	$(303)

Global Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$137

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$579	Net unrealized depreciation on forward currency contracts	$(488)

International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$11

158	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(14)	Net unrealized depreciation on forward currency contracts	$(12)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$37	Unrealized depreciation[1]	$368
Swap	Interest	Unrealized appreciation[1]	1,109	Unrealized depreciation[1]	280
			$1,146		$648

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(501)	Net unrealized depreciation on futures contracts	$(760)
Swap	Interest	Net realized gain on swap contracts	985	Net unrealized appreciation on swap contracts	829
			$484		$69

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,710	Unrealized depreciation[1]	$4,672
Swap	Interest	Unrealized appreciation[1]	1,035	Unrealized depreciation[1]	4,847
			$2,745		$9,519

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$22,485	Net unrealized depreciation on futures contracts	$(8,123)
Swap	Interest	Net realized loss on swap contracts	(18,948)	Net unrealized depreciation on swap contracts	(255)
			$3,537		$(8,378)

See end of tables for footnotes.

American Funds Insurance Series	159

Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$16
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	173	Unrealized depreciation on open forward currency contracts	272
Swap	Interest	Unrealized appreciation[1]	12	Unrealized depreciation[1]	14
			$185		$302

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$557	Net unrealized depreciation on futures contracts	$(196)
Forward currency	Currency	Net realized loss on forward currency contracts	(440)	Net unrealized depreciation on forward currency contracts	(181)
Swap	Interest	Net realized gain on swap contracts	31	Net unrealized depreciation on swap contracts	(7)
			$148		$(384)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,373	Unrealized depreciation[1]	$12,452
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,743	Unrealized depreciation on open forward currency contracts	3,934
Swap	Interest	Unrealized appreciation[1]	5,879	Unrealized depreciation[1]	11,985
			$16,995		$28,371

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$72,397	Net unrealized depreciation on futures contracts	$(23,687)
Forward currency	Currency	Net realized gain on forward currency contracts	58	Net unrealized appreciation on forward currency contracts	8,081
Swap	Interest	Net realized loss on swap contracts	(24,940)	Net unrealized depreciation on swap contracts	(6,333)
Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	—
			$47,173		$(21,939)

160	American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$234	Unrealized depreciation[1]	$1,039
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,976	Unrealized depreciation on open forward currency contracts	6,186
Forward currency	Currency	Receivables for closed forward currency contracts	53	Payables for closed forward currency contracts	66
Swap	Interest	Unrealized appreciation[1]	165	Unrealized depreciation[1]	704
Swap	Credit	Unrealized appreciation[1]	731	Unrealized depreciation[1]	—
			$5,159		$7,995

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$13,348	Net unrealized depreciation on futures contracts	$(5,076)
Forward currency	Currency	Net realized loss on forward currency contracts	(2,623)	Net unrealized depreciation on forward currency contracts	(9,128)
Swap	Interest	Net realized gain on swap contracts	1,160	Net unrealized depreciation on swap contracts	(590)
Swap	Credit	Net realized gain on swap contracts	365	Net unrealized appreciation on swap contracts	731
			$12,250		$(14,063)

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$192	Unrealized depreciation[1]	$33
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,578
			$192		$1,611

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(236)	Net unrealized appreciation on futures contracts	$159
Swap	Interest	Net realized loss on swap contracts	(268)	Net unrealized appreciation on swap contracts	224
Swap	Credit	Net realized loss on swap contracts	(718)	Net unrealized depreciation on swap contracts	(3,122)
			$(1,222)		$(2,739)

See end of tables for footnotes.

American Funds Insurance Series	161

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$746
Swap	Interest	Unrealized appreciation[1]	1,618	Unrealized depreciation[1]	4,450
			$1,618		$5,196

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,233	Net unrealized depreciation on futures contracts	$(2,645)
Swap	Interest	Net realized gain on swap contracts	1,047	Net unrealized depreciation on swap contracts	(4,026)
			$7,280		$(6,671)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$687	Unrealized depreciation[1]	$8,635
Swap	Interest	Unrealized appreciation[1]	25,927	Unrealized depreciation[1]	46,229
			$26,614		$54,864

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,989	Net unrealized depreciation on futures contracts	$(35,398)
Swap	Interest	Net realized loss on swap contracts	(7,749)	Net unrealized depreciation on swap contracts	(39,656)
			$78,240		$(75,054)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$61

162	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(111)	Net unrealized appreciation on futures contracts	$45
Futures	Equity	Net realized loss on futures contracts	(7,821)	Net unrealized depreciation on futures contracts	(4,022)
Futures	Interest	Net realized gain on futures contracts	2,121	Net unrealized depreciation on futures contracts	(1,975)
			$(5,811)		$(5,952)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$30

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(228)	Net unrealized appreciation on futures contracts	$278
Futures	Equity	Net realized loss on futures contracts	(1,772)	Net unrealized depreciation on futures contracts	(882)
Futures	Interest	Net realized gain on futures contracts	754	Net unrealized depreciation on futures contracts	(645)
			$(1,246)		$(1,249)

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$52

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(51)	Net unrealized appreciation on futures contracts	$30
Futures	Equity	Net realized loss on futures contracts	(7,602)	Net unrealized depreciation on futures contracts	(3,946)
Futures	Interest	Net realized gain on futures contracts	2,110	Net unrealized depreciation on futures contracts	(1,917)
			$(5,543)		$(5,833)

See end of tables for footnotes.

American Funds Insurance Series	163

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options	Equity	Investment securities from unaffiliated issuers[2]	$4,322	Investment securities from unaffiliated issuers[2]	$—
Futures	Equity	Unrealized appreciation[1]	1,045	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	375
			$5,367		$375

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(21,805)	Net unrealized depreciation on options purchased contracts[4]	$(11,132)
Futures	Currency	Net realized loss on futures contracts	(698)	Net unrealized appreciation on futures contracts	497
Futures	Equity	Net realized loss on futures contracts	(15,325)	Net unrealized depreciation on futures contracts	(2,840)
Futures	Interest	Net realized gain on futures contracts	8,388	Net unrealized depreciation on futures contracts	(7,294)
			$(29,440)		$(20,769)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$525

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(252)	Net unrealized appreciation on futures contracts	$182
Futures	Equity	Net realized loss on futures contracts	(27,273)	Net unrealized depreciation on futures contracts	(17,157)
Futures	Interest	Net realized gain on futures contracts	9,662	Net unrealized depreciation on futures contracts	(8,873)
			$(17,863)		$(25,848)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.
[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

164	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

International Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Barclays Bank PLC	$131	$—	$—	$—	$131

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Citibank	$137	$—	$—	$—	$137

International Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Bank of America	$11	$—	$—	$—	$11

See end of tables for footnote.

American Funds Insurance Series	165

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$16	$(16)	$—	$—	$—
Bank of New York Mellon	4	(1)	—	—	3
Citibank	23	(23)	—	—	—
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	28	(28)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
Morgan Stanley	64	(3)	—	—	61
Standard Chartered Bank	34	(34)	—	—	—
UBS AG	1	(1)	—	—	—
Total	$173	$(109)	$—	$—	$64
Liabilities:
Bank of America	$53	$(16)	$—	$—	$37
Bank of New York Mellon	1	(1)	—	—	—
Citibank	55	(23)	—	—	32
Goldman Sachs	29	(2)	—	—	27
HSBC Bank	47	(28)	—	—	19
JPMorgan Chase	35	(1)	—	—	34
Morgan Stanley	3	(3)	—	—	—
Standard Chartered Bank	48	(34)	—	—	14
UBS AG	1	(1)	—	—	—
Total	$272	$(109)	$—	$—	$163

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$35	$—	$—	$—	$35
Citibank	1,789	—	—	(1,789)	—
Goldman Sachs	41	—	—	—	41
JPMorgan Chase	878	—	(825)	—	53
Total	$2,743	$—	$(825)	$(1,789)	$129
Liabilities:
Barclays Bank PLC	$1,226	$—	$(1,226)	$—	$—
HSBC Bank	1,355	—	(1,186)	—	169
Morgan Stanley	1,353	—	(1,156)	—	197
Total	$3,934	$—	$(3,568)	$—	$366

166	American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$273	$(273)	$—	$—	$—
Bank of New York Mellon	56	—	—	—	56
Barclays Bank PLC	181	—	—	—	181
Citibank	613	(613)	—	—	—
Goldman Sachs	745	(587)	—	—	158
HSBC Bank	489	(489)	—	—	—
JPMorgan Chase	104	(104)	—	—	—
Morgan Stanley	959	(244)	—	(715)	—
Standard Chartered Bank	559	(559)	—	—	—
UBS AG	50	(50)	—	—	—
Total	$4,029	$(2,919)	$—	$(715)	$395
Liabilities:
Bank of America	$1,002	$(273)	$(729)	$—	$—
Citibank	2,019	(613)	(1,406)	—	—
Goldman Sachs	587	(587)	—	—	—
HSBC Bank	931	(489)	(442)	—	—
JPMorgan Chase	778	(104)	(548)	—	126
Morgan Stanley	244	(244)	—	—	—
Standard Chartered Bank	590	(559)	(31)	—	—
UBS AG	101	(50)	—	—	51
Total	$6,252	$(2,919)	$(3,156)	$—	$177

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	167

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2019, were as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
Gross unrealized appreciation on investments	2,976,734	1,338,057	12,680,487	2,723,168	1,025,046	2,435,492
Gross unrealized depreciation on investments	(115,480)	(165,363)	(176,640)	(296,533)	(51,959)	(319,251)
Net unrealized appreciation on investments	2,861,254	1,172,694	12,503,847	2,426,635	973,087	2,116,241
Cost of investments	3,973,424	3,535,026	16,026,368	7,663,533	2,790,816	7,160,691
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	(1)	—	1	1	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
Gross unrealized appreciation on investments	657,067	11,402,210	307,883	119,069	7,134,453	85,707
Gross unrealized depreciation on investments	(21,291)	(751,877)	(44,941)	(23,709)	(431,268)	(4,511)
Net unrealized appreciation on investments	635,776	10,650,333	262,942	95,360	6,703,185	81,196
Cost of investments	1,502,381	25,381,374	1,239,616	895,754	20,858,922	354,608
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	12

168	American Funds Insurance Series

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
Capital loss carryforward utilized	159,206	3,784	—	6,175	—	52,033
Gross unrealized appreciation on investments	359,213	92,798	49,688	6,927	12	78,457
Gross unrealized depreciation on investments	(49,858)	(37,745)	(61,045)	(5,296)	(5)	(60,713)
Net unrealized appreciation (depreciation) on investments	309,355	55,053	(11,357)	1,631	7	17,744
Cost of investments	10,596,670	2,058,371	1,258,516	274,404	284,222	2,991,005
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	(2)	—	1

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
Gross unrealized appreciation on investments	46,058	14,843	4,513	192,587	244,160
Gross unrealized depreciation on investments	(7,615)	(6,664)	(2,398)	(14,687)	(8,220)
Net unrealized appreciation on investments	38,443	8,179	2,115	177,900	235,940
Cost of investments	401,443	157,659	363,502	2,092,631	2,597,655

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$31,022	$121,251	$152,273	$28,611	$134,884	$163,495
Class 1A	82	367	449	47	273	320
Class 2	40,119	204,481	244,600	41,238	251,323	292,561
Class 4	3,204	17,408	20,612	2,414	16,024	18,438
Total	$74,427	$343,507	$417,934	$72,310	$402,504	$474,814

See end of tables for footnote.

American Funds Insurance Series	169

Global Small Capitalization Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$28,009	$97,912	$125,921	$21,329	$55,968	$77,297
Class 1A	6	23	29	4	12	16
Class 2	28,406	119,280	147,686	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491
Total	$58,353	$226,399	$284,752	$49,083	$147,052	$196,135

Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$150,838	$964,757	$1,115,595	$88,940	$792,865	$881,805
Class 1A	193	1,290	1,483	76	634	710
Class 2	192,058	1,500,212	1,692,270	117,331	1,515,757	1,633,088
Class 3	2,713	20,442	23,155	1,723	20,248	21,971
Class 4	14,770	130,929	145,699	6,414	104,527	110,941
Total	$360,572	$2,617,630	$2,978,202	$214,484	$2,434,031	$2,648,515

International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$85,943	$130,060	$216,003	$174,418	$165,915	$340,333
Class 1A	95	141	236	156	140	296
Class 2	59,246	104,778	164,024	136,977	146,986	283,963
Class 3	354	637	991	887	970	1,857
Class 4	4,496	8,870	13,366	9,465	10,556	20,021
Total	$150,134	$244,486	$394,620	$321,903	$324,567	$646,470

New World Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,315	$71,500	$94,815	$21,450	$54,023	$75,473
Class 1A	39	132	171	24	50	74
Class 2	8,693	34,958	43,651	8,194	26,593	34,787
Class 4	4,452	21,103	25,555	3,419	12,659	16,078
Total	$36,499	$127,693	$164,192	$33,087	$93,325	$126,412

170	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$118,657	$410,713	$529,370	$232,769	$299,947	$532,716
Class 1A	163	435	598	120	135	255
Class 2	60,118	238,793	298,911	134,358	186,318	320,676
Class 4	10,646	38,700	49,346	13,348	16,620	29,968
Total	$189,584	$688,641	$878,225	$380,595	$503,020	$883,615

Global Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$12,475	$27,971	$40,446	$16,289	$31,541	$47,830
Class 1A	33	66	99	28	53	81
Class 2	24,591	66,794	91,385	40,436	90,173	130,609
Class 4	2,298	5,970	8,268	2,682	5,789	8,471
Total	$39,397	$100,801	$140,198	$59,435	$127,556	$186,991

Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$455,391	$1,825,184	$2,280,575	$341,172	$1,049,641	$1,390,813
Class 1A	206	825	1,031	124	344	468
Class 2	272,097	1,260,360	1,532,457	241,470	886,942	1,128,412
Class 3	3,204	14,500	17,704	2,907	10,337	13,244
Class 4	21,474	103,934	125,408	15,471	58,501	73,972
Total	$752,372	$3,204,803	$3,957,175	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$41,626	$—	$41,626	$28,476	$—	$28,476
Class 1A	84	—	84	44	—	44
Class 2	8,726	—	8,726	5,865	—	5,865
Class 4	3,112	—	3,112	1,597	—	1,597
Total	$53,548	$—	$53,548	$35,982	$—	$35,982

See end of tables for footnote.

American Funds Insurance Series	171

Capital Income Builder

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$13,476	$—	$13,476	$9,421	$617	$10,038
Class 1A	126	—	126	66	3	69
Class 2	137	—	137	90	6	96
Class 4	10,875	—	10,875	9,550	762	10,312
Total	$24,614	$—	$24,614	$19,127	$1,388	$20,515

Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$356,589	$816,841	$1,173,430	$386,982	$666,856	$1,053,838
Class 1A	189	416	605	147	263	410
Class 2	94,178	253,101	347,279	103,332	210,133	313,465
Class 3	608	1,581	2,189	686	1,413	2,099
Class 4	71,682	206,152	277,834	69,096	148,867	217,963
Total	$523,246	$1,278,091	$1,801,337	$560,243	$1,027,532	$1,587,775

Global Balanced Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,912	$3,479	$5,391	$1,808	$1,346	$3,154
Class 1A	28	61	89	30	25	55
Class 2	2,521	5,487	8,008	2,555	2,290	4,845
Class 4	954	2,492	3,446	804	842	1,646
Total	$5,415	$11,519	$16,934	$5,197	$4,503	$9,700

Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$177,855	$—	$177,855	$156,337	$8,915	$165,252
Class 1A	165	—	165	76	4	80
Class 2	90,796	—	90,796	88,266	5,217	93,483
Class 4	11,384	—	11,384	8,153	453	8,606
Total	$280,200	$—	$280,200	$252,832	$14,589	$267,421

Global Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$19,173	$—	$19,173	$25,210	$3,256	$28,466
Class 1A	7	—	7	9	1	10
Class 2	15,927	—	15,927	23,308	3,412	26,720
Class 4	649	—	649	816	118	934
Total	$35,756	$—	$35,756	$49,343	$6,787	$56,130

172	American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$33,304	$—	$33,304	$34,114	$—	$34,114
Class 1A	45	—	45	40	—	40
Class 2	41,753	—	41,753	43,382	—	43,382
Class 3	611	—	611	664	—	664
Class 4	3,353	—	3,353	1,733	—	1,733
Total	$79,066	$—	$79,066	$79,933	$—	$79,933

Mortgage Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,573	$—	$5,573	$4,938	$—	$4,938
Class 1A	12	—	12	15	—	15
Class 2	1,355	—	1,355	1,128	—	1,128
Class 4	585	—	585	424	—	424
Total	$7,525	$—	$7,525	$6,505	$—	$6,505

Ultra-Short Bond Fund

	Year ended December 31, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$604		$—	$604		$561	$—	$561
Class 1A	—	*	—	—	*	—	—	—
Class 2	4,088		—	4,088		2,762	—	2,762
Class 3	59		—	59		41	—	41
Class 4	342		—	342		153	—	153
Total	$5,093		$—	$5,093		$3,517	$—	$3,517

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$31,700	$—	$31,700	$29,881	$—	$29,881
Class 1A	50	—	50	29	—	29
Class 2	26,790	—	26,790	24,431	—	24,431
Class 3	180	—	180	165	—	165
Class 4	2,241	—	2,241	1,313	—	1,313
Total	$60,961	$—	$60,961	$55,819	$—	$55,819

See end of tables for footnote.

American Funds Insurance Series	173

Managed Risk Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$61	$256	$317	$14	$135	$149
Class P2	3,581	26,324	29,905	1,397	20,395	21,792
Total	$3,642	$26,580	$30,222	$1,411	$20,530	$21,941

Managed Risk International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11	$16	$27	$8	$1	$9
Class P2	2,974	4,795	7,769	2,681	738	3,419
Total	$2,985	$4,811	$7,796	$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$13	$40	$53	$15	$7	$22
Class P2	5,566	17,796	23,362	11,391	12,112	23,503
Total	$5,579	$17,836	$23,415	$11,406	$12,119	$23,525

Managed Risk Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$14,564	$14,505	$29,069	$42	$122	$164
Class P2	1,352	2,019	3,371	2,374	9,814	12,188
Total	$15,916	$16,524	$32,440	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$5	$65	$70	$31,787	$66,960	$98,747
Class P2	62,691	115,050	177,741	36,816	107,405	144,221
Total	$62,696	$115,115	$177,811	$68,603	$174,365	$242,968

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

174	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2019, total investment advisory services fees waived by CRMC were $2,880,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		year ended	year ended
	Rates		(in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2019,	2019,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.516%	.516%
Global Small Capitalization Fund	.800	.635	.6	5.0	.696	.696
Growth Fund	.500	.280	.6	34.0	.322	.322
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.701	.701
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.595	.595
Growth-Income Fund	.500	.219	.6	34.0	.256	.256
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.489	.486
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.475	.475
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	175

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$458
Class 1A	$—	$17	2
Class 2	9,198	Not applicable	742
Class 4	793	793	66
Total class-specific expenses	$9,991	$810	$1,268

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$382
Class 1A	$—	$1	—	*
Class 2	5,652	Not applicable	454
Class 4	444	444	37
Total class-specific expenses	$6,096	$445	$873

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,999
Class 1A	$—	$35	3
Class 2	37,459	Not applicable	3,017
Class 3	369	Not applicable	41
Class 4	3,263	3,263	269
Total class-specific expenses	$41,091	$3,298	$5,329

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,031
Class 1A	$—	$15	1
Class 2	10,335	Not applicable	830
Class 3	45	Not applicable	5
Class 4	852	852	70
Total class-specific expenses	$11,232	$867	$1,937

176	American Funds Insurance Series

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$386
Class 1A	$—	$9	1
Class 2	2,312	Not applicable	187
Class 4	1,396	1,396	115
Total class-specific expenses	$3,708	$1,405	$689

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,058
Class 1A	$—	$16	1
Class 2	7,507	Not applicable	601
Class 4	1,239	1,239	105
Total class-specific expenses	$8,746	$1,255	$1,765

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$115
Class 1A	$—	$4	1
Class 2	3,318	Not applicable	267
Class 4	300	300	25
Total class-specific expenses	$3,618	$304	$408

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$3,919
Class 1A	$—	$22	2
Class 2	32,591	Not applicable	2,624
Class 3	273	Not applicable	30
Class 4	2,685	2,685	221
Total class-specific expenses	$35,549	$2,707	$6,796

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$217
Class 1A	$—	$5	—	*
Class 2	608	Not applicable	49
Class 4	213	213	18
Total class-specific expenses	$821	$218	$284

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$11	1
Class 2	12	Not applicable	1
Class 4	1,014	1,014	83
Total class-specific expenses	$1,026	$1,025	$174

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$3,332
Class 1A	$—	$22	2
Class 2	12,426	Not applicable	1,002
Class 3	57	Not applicable	6
Class 4	10,148	10,148	831
Total class-specific expenses	$22,631	$10,170	$5,173

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$26
Class 1A	$—	$5	—	*
Class 2	495	Not applicable	40
Class 4	205	206	17
Total class-specific expenses	$700	$211	$83

See end of tables for footnote.

American Funds Insurance Series	177

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,277
Class 1A	$—	$12	1
Class 2	8,877	Not applicable	715
Class 4	1,073	1,072	90
Total class-specific expenses	$9,950	$1,084	$2,083

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$212
Class 1A	$—	$1	—	*
Class 2	2,549	Not applicable	204
Class 4	113	113	10
Total class-specific expenses	$2,662	$114	$426

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$104
Class 1A	$—	$2	—	*
Class 2	1,696	Not applicable	135
Class 3	18	Not applicable	2
Class 4	141	141	12
Total class-specific expenses	$1,855	$143	$253

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$42
Class 1A	$—	$1	—	*
Class 2	143	Not applicable	12
Class 4	59	59	5
Total class-specific expenses	$202	$60	$59

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$ —*	—	*
Class 2	583	Not applicable	47
Class 3	6	Not applicable	1
Class 4	51	51	4
Total class-specific expenses	$640	$51	$58

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$5	—	*
Class 2	3,325	Not applicable	269
Class 3	16	Not applicable	2
Class 4	270	271	23
Total class-specific expenses	$3,611	$276	$582

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$10
Class P2	$974	974
Total class-specific expenses	$974	$984

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$398	398
Total class-specific expenses	$398	$399

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$877	877
Total class-specific expenses	$877	$878

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4,623
Class P2	$647	647
Total class-specific expenses	$647	$5,270

178	American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$5
Class P2	$6,739	6,739
Total class-specific expenses	$6,739	$6,744

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2019, total fees and expenses reimbursed by CRMC were $74,000. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
Global Growth Fund	$31	$11		$42
Global Small Capitalization Fund	21	7		28
Growth Fund	130	45		175
International Fund	48	16		64
New World Fund	17	6		23
Blue Chip Income and Growth Fund	44	15		59
Global Growth and Income Fund	10	3		13
Growth-Income Fund	164	57		221
International Growth and Income Fund	7	2		9
Capital Income Builder	4	2		6
Asset Allocation Fund	127	43		170
Global Balanced Fund	2	1		3
Bond Fund	51	17		68
Global Bond Fund	11	3		14
High-Income Bond Fund	6	2		8
Mortgage Fund	1	1		2
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	15	5		20
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	1		2
Managed Risk Growth-Income Fund	8	4		12
Managed Risk Asset Allocation Fund	16	5		21

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	179

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of December 31, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$24,083	$81,665	$14,006
Global Small Capitalization Fund	36,878	122,208	33,693
Growth Fund	268,036	905,939	9,860
International Fund	81,543	407,486	47,090
New World Fund	13,140	16,223	457
Blue Chip Income and Growth Fund	99,516	104,771	10,930
Global Growth and Income Fund	14,247	26,182	572
Growth-Income Fund	200,557	806,347	(8,638)
International Growth and Income Fund	10,521	12,522	(737)
Capital Income Builder	27,947	2,175	(137)
Asset Allocation Fund	404,052	977,305	(21,921)
Global Balanced Fund	1,871	906	(25)
Bond Fund	51,636	102,897	(719)
Global Bond Fund	4,273	1,394	(2)
High-Income Bond Fund	4,365	9,431	(2,079)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2019.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

Year ended December 31, 2018

Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802
Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

180	American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Year ended December 31, 2018

Class 1	$138,128	5,551	$76,990	2,920	$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838
Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$(49,079)	(1,969)

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

Year ended December 31, 2018

Class 1	$1,574,676	19,928	$879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217
Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

See end of tables for footnotes.

American Funds Insurance Series	181

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

Year ended December 31, 2018

Class 1	$987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457
Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Year ended December 31, 2018

Class 1	$169,684	6,947	$75,282	3,139	$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281
Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$92,573	3,922

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

Year ended December 31, 2018

Class 1	$189,059	13,527	$528,528	38,135	$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442
Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$265,984	21,972

182	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Year ended December 31, 2018

Class 1	$105,981	7,092	$45,562	3,107	$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311
Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$90,220	6,582

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

Year ended December 31, 2018

Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430
Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

See end of tables for footnotes.

American Funds Insurance Series	183

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

Year ended December 31, 2018

Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066
Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Year ended December 31, 2018

Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108
Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

Year ended December 31, 2018

Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153
Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

184	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Year ended December 31, 2018

Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974
Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Year ended December 31, 2018

Class 1	$856,250	80,879	$164,110	15,776	$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8	(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101	(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839	(47,758)	(4,587)	79,699	7,638
Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724	$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

Year ended December 31, 2018

Class 1	$126,990	10,666	$28,466	2,515	$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1	(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377	(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84	(17,922)	(1,548)	11,067	930
Total net increase (decrease)	$196,810	16,616	$56,130	4,977	$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series	185

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Year ended December 31, 2018

Class 1	$15,126	1,484	$34,114	3,526	$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5	(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563	(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68	(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168	(53,384)	(4,942)	(202)	(27)
Total net increase (decrease)	$81,387	7,702	$79,934	8,330	$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

Year ended December 31, 2018

Class 1	$17,819	1,730	$4,658	457	$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2	(111)	(11)	636	62
Class 2	4,682	456	1,128	111	(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41	(2,626)	(257)	12,113	1,187
Total net increase (decrease)	$37,548	3,660	$6,225	611	$(87,334)	(8,476)	$(43,561)	(4,205)

186	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

Year ended December 31, 2018

Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246
Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Year ended December 31, 2018

Class 1	$67,360	5,655	$29,446		2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28		2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431		2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165		14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313		113		(17,387)	(1,474)	29,317	2,496
Total net increase (decrease)	$158,166	13,363	$55,383		4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$2,619	201	$317		25		$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

Year ended December 31, 2018

Class P1	$1,861	140	$150		11		$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792		1,658		(21,197)	(1,594)	79,785	6,089
Total net increase (decrease)	$81,051	6,165	$21,942		1,669		$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series	187

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Year ended December 31, 2018

Class P1	$321	30	$9	1	$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123
Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Year ended December 31, 2018

Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688
Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

Year ended December 31, 2018

Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315
Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

188	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

Year ended December 31, 2018

Class P1	$158,125	11,883	$98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314
Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	189

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2019 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$849,859	$2,016,867	$5,239,850	$2,829,700	$1,380,037	$3,114,494
Sales of investment securities*	1,161,452	1,978,561	6,056,342	2,959,294	1,201,958	3,287,588
Non-U.S. taxes paid on dividend income	6,906	2,961	8,895	15,544	3,090	740
Non-U.S. taxes (refunded) paid on interest income	—	9	—	—	24	—
Non-U.S. taxes (refunded) paid on realized gains	—	—	—	2	95	—
Non-U.S. taxes provided on unrealized gains	4,247	7,065	—	14,853	12,751	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$566,776	$8,540,898	$367,762	$617,629	$16,313,978	$256,445
Sales of investment securities*	665,217	8,266,596	406,434	454,046	15,144,557	250,980
Non-U.S. taxes paid on dividend income	3,365	11,677	3,815	1,062	7,745	315
Non-U.S. taxes (refunded) paid on interest income	—	(1)	—	—	—	17
Non-U.S. taxes (refunded) paid on realized gains	—	515	152	—	—	8
Non-U.S. taxes provided on unrealized gains	2,362	600	10	—	104	27
Dividend income from affiliated issuers	—	3,592	—	—	5,398	—
Interest income from affiliated issuers	—	—	—	—	1,136	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$31,591,809	$2,815,896	$692,973	$924,220	$—	$5,774,305
Sales of investment securities*	33,147,847	2,894,376	734,772	1,047,226	74,850	6,141,505
Non-U.S. taxes (refunded) paid on interest income	(6)	416	—	—	—	—
Non-U.S. taxes (refunded) paid on realized gains	(2)	369	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	225	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$80,311	$12,427	$42,893	$303,447	$217,416
Sales of investment securities*	39,304	19,864	43,650	122,609	287,016
Dividend income from affiliated issuers	5,006	2,825	7,584	41,965	55,061

*	Excludes short-term securities and U.S. government obligations, if any.

190	American Funds Insurance Series

11. Ownership concentration

At December 31, 2019, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 12% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of Global Balanced Fund.

American Funds Insurance Series	191

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515		.56%		1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050		.75%		.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841	.35%		1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353	.54%		1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

New World Fund

Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129	.76%		1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53	[6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39

194	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559		.42%		2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625		.65%		2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057	.29%		2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

International Growth and Income Fund

Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140	.66%		2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

196	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533		.53%		3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

Asset Allocation Fund

Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730		.29%		2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627		.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556		.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11		.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7		.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154		.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668		.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32		.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29		.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493		.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594		.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134		.72%		1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund

Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481		.39%		2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

198	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077		.58%		2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

High-Income Bond Fund

Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525		.51%		6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

See end of tables for footnotes.

American Funds Insurance Series	199

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Mortgage Fund

Class 1:
12/31/2019	$10.30	$.24	$.30		$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210		.47%		2.26%
12/31/2018	10.47	.20	(.14)		.06	(.23)	—	(.23)	10.30	.58	209		.48		1.97
12/31/2017	10.56	.16	—	[8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		1.52
12/31/2016	10.61	.15	.11		.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/2015	10.70	.10	.13		.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
Class 1A:
12/31/2019	10.28	.22	.30		.52	(.25)	—	(.25)	10.55	5.09	1		.71		2.04
12/31/2018	10.46	.18	(.14)		.04	(.22)	—	(.22)	10.28	.36	1		.73		1.77
12/31/2017[3,4]	10.55	.14	—	[8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31		.52	(.26)	—	(.26)	10.54	5.04	56		.72		2.01
12/31/2018	10.45	.18	(.15)		.03	(.20)	—	(.20)	10.28	.32	57		.73		1.72
12/31/2017	10.54	.14	(.01)		.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/2016	10.59	.12	.12		.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/2015	10.68	.07	.13		.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
Class 4:
12/31/2019	10.19	.18	.31		.49	(.24)	—	(.24)	10.44	4.80	28		.97		1.71
12/31/2018	10.38	.15	(.15)		— [8]	(.19)	—	(.19)	10.19	.07	24		.98		1.49
12/31/2017	10.48	.11	—	[8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/2016	10.52	.09	.12		.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/2015	10.65	.04	.14		.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37

Ultra-Short Bond Fund

Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30		.36%		1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	—	[7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	—	[7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	—	[7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

200	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/2019	$11.94	$.25	$.43	$.68	$(.28)	$—	$(.28)	$12.34	5.69%		$1,418		.37%		2.07%
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	201

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund

Class P1:
12/31/2019	$12.30	$.15	$2.44	$2.59	$(.19)	$(.92)	$(1.11)	$13.78	22.01%	$6		.42%		.37%		.73%		1.19%
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[10]	3		.42	[10]	.37	[10]	.71	[10]	.82	[10]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [10]	2		.42	[10]	.36	[10]	.70	[10]	.69	[10]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [10]	1		.50	[10]	.34	[10]	.68	[10]	.79	[10]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [10]	—	[7]	.53	[10]	.29	[10]	.63	[10]	.80	[10]
Class P2:
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
12/31/2019	$9.82	$.17	$1.54	$1.71	$(.20)	$(.32)	$(.52)	$11.01	17.91%[10]	$1		.41%[10]		.33%[10]		.84%[10]		1.64%[10]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[10]	—	[7]	.33	[10]	.28	[10]	.77	[10]	3.02	[10]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [10]	—	[7]	.28	[10]	.20	[10]	.69	[10]	1.13	[10]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[10]	—	[7]	.39	[10]	.23	[10]	.74	[10]	1.15	[10]
12/31/2015	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[10]	—	[7]	.45	[10]	.21	[10]	.72	[10]	1.75	[10]
Class P2:
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/2019	$11.28	$.25	$1.28	$1.53	$(.20)	$(.60)	$(.80)	$12.01	14.14%[10]	$1		.38%[10]		.33%[10]		.74%[10]		2.14%[10]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[10]	—	[7]	.33	[10]	.28	[10]	.67	[10]	3.21	[10]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [10]	—	[7]	.30	[10]	.25	[10]	.64	[10]	1.59	[10]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [10]	—	[7]	.43	[10]	.27	[10]	.67	[10]	1.83	[10]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[10]	—	[7]	.50	[10]	.27	[10]	.66	[10]	1.64	[10]
Class P2:
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

Managed Risk Growth-Income Fund

Class P1:
12/31/2019	$11.73	$.22	$2.01	$2.23	$(.10)	$(.10)	$(.20)	$13.76	19.14%	$1,987		.42%		.37%		.67%		1.71%
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662		.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [10]	2		.44	[10]	.37	[10]	.66	[10]	1.61	[10]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [10]	1		.52	[10]	.36	[10]	.64	[10]	1.46	[10]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[10]	1		.56	[10]	.31	[10]	.59	[10]	2.17	[10]
Class P2:
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283		.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04

202	American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions						Ratio of expenses	Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments	to average net assets after waivers/ reimburse- ments[12]	Net effective expense ratio[12,13]	Ratio of net income to average net assets[12]

Managed Risk Asset Allocation Fund

Class P1:
12/31/2019	$12.23	$.26	$1.92	$2.18	$(.03)	$(.57)	$(.60)	$13.81	18.25%	$2	.41%	.36%	.65%	2.01%
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43	.38	.66	1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54	.40	.68	2.06
Class P2:
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68	.63	.91	1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79	.66	.94	1.16

See end of tables for footnotes.

American Funds Insurance Series	203

Portfolio turnover rate for all share classes	Period ended December 31,
excluding mortgage dollar roll transactions[14,15]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Global Bond Fund	110	78	74	70	88
Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

Portfolio turnover rate for all share classes	Period ended December 31,
including mortgage dollar roll[14,15]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder Fund	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Global Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
Mortgage Fund	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
Ultra-Short Bond Fund	— [16]	— [16]	— [16]	— [11,16]	N/A
Managed Risk Growth Fund	10	7	25	15	16
Managed Risk International Fund	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	13	11	32	9	20
Managed Risk Growth-Income Fund	6	14	26	14	11
Managed Risk Asset Allocation Fund	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[13]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund and investment portfolios of Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 11, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series	205

American Funds Insurance Series® Prospectus Class P1 shares May 1, 2020

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 26

Information regarding the underlying funds 54

Management and organization 55

Purchases and redemptions of shares 57

Plan of distribution 59

Other compensation to dealers 59

Fund expenses 60

Investment results 60

Distributions and taxes 60

Financial highlights 61

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.36
Total annual fund operating expenses	0.79
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.74

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$76	$247	$434	$973

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     1

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

2     American Funds Insurance Series — Managed Risk Funds / Prospectus

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

American Funds Insurance Series — Managed Risk Funds / Prospectus     3

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate Aggressive to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate Aggressive better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	22.01%	9.87%	9.94%
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	20.47	7.97	9.80
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

4     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     5

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.31
Acquired (underlying) fund fees and expenses[1]	0.51
Total annual fund operating expenses	0.97
Fee waiver and/or expense reimbursement[2]	0.08
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver and/or expense reimbursement described above through the expiration date of such waiver and/or reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$91	$301	$529	$1,182

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund, the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

6     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     7

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

8     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive to replace the MSCI All Country World ex USA Index as its broad-based securities market index. The fund's investment adviser believes that the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	17.91%	4.62%	3.94%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.78	4.18	3.74
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.70

American Funds Insurance Series — Managed Risk Funds / Prospectus     9

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

10     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.41
Total annual fund operating expenses	0.84
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.79

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$81	$263	$461	$1,033

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

The fund invests the remainder of its assets in the Government Fund and in cash and financial futures as part of the managed risk strategy. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as

American Funds Insurance Series — Managed Risk Funds / Prospectus     11

the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

12     American Funds Insurance Series — Managed Risk Funds / Prospectus

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     13

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	14.14%	5.33%	7.09%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.49	9.00
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

14     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     15

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.27
Acquired (underlying) fund fees and expenses[1]	0.31
Total annual fund operating expenses	0.73
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.68

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$69	$228	$401	$902

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash, financial futures and options as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

16     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund‘s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

American Funds Insurance Series — Managed Risk Funds / Prospectus     17

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

18     American Funds Insurance Series — Managed Risk Funds / Prospectus

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	19.14%	7.80%	8.97%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.49	9.00
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

American Funds Insurance Series — Managed Risk Funds / Prospectus     19

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.26
Acquired (underlying) fund fees and expenses[1]	0.30
Total annual fund operating expenses	0.71
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.66

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$67	$222	$390	$878

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable

American Funds Insurance Series — Managed Risk Funds / Prospectus     21

in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

22     American Funds Insurance Series — Managed Risk Funds / Prospectus

overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series — Managed Risk Funds / Prospectus     23

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index - Moderate Conservative to replace the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate Conservative better reflects the market sectors and securities in which the underlying fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 9/28/12)	18.25%	6.72%	8.00%
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.05	7.07	8.63
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	14.11
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	2.65

24     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	8 years	Partner – Capital World Investors
James R. Mulally	8 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	8 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	8 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	8 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     25

Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time

26     American Funds Insurance Series — Managed Risk Funds / Prospectus

by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds

American Funds Insurance Series — Managed Risk Funds / Prospectus     27

with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

28     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

30     American Funds Insurance Series — Managed Risk Funds / Prospectus

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level

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of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

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Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     37

Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund invests the remainder of its assets in the Government Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

38     American Funds Insurance Series — Managed Risk Funds / Prospectus

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

American Funds Insurance Series — Managed Risk Funds / Prospectus     39

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

40     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

American Funds Insurance Series — Managed Risk Funds / Prospectus     41

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

42     American Funds Insurance Series — Managed Risk Funds / Prospectus

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     43

Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash, financial futures and options as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, The Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment

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adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. During periods of generally rising equity security prices, the subadviser will normally increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser is expected to realize gains for the fund on the fund’s put options and short futures positions and the amount of options and futures held by the fund will likely decrease. Even in periods of low volatility in the equity markets, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains in favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. Accordingly, in certain market conditions, the fund may also purchase exchange-traded equity index call options, write (or sell) exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree or not at all), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

From time to time, including during severe market dislocations, the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. For example, if the market for swaps moves, as is expected, from a largely over-the-counter market to an exchange-traded market as a result of recent regulatory changes, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk if the fund’s investment adviser and subadviser determine that the exchange-traded swaps market has become similar in depth and substance to that of the exchange-traded options and futures markets. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. Upon entering into a futures contract, for example, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Losses from short positions in options contracts occur when the underlying index decreases in value, in the case of a written put option, or when the underlying index increases in value, in the case of a written call option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price (multiplied by a specified multiplier applicable to the index option). Accordingly, if the value of the underlying index decreases, a put writer would expect to suffer a loss as it would be obligated to pay a specified exercise price (known as the strike price) that is relatively higher than the value of the index. On the other hand, a call writer would expect to suffer a loss if the value of the underlying index increases as the writer would be obligated to pay the cash value of the index that is relatively higher than the strike price. In each case, though the loss suffered should be mitigated by the receipt of the option premium owed to the option writer, losses from written positions in index futures contracts could potentially be very large, particularly if the value of the underlying index shifts dramatically over a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

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Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

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Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge

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interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve

American Funds Insurance Series — Managed Risk Funds / Prospectus     51

its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or

52     American Funds Insurance Series — Managed Risk Funds / Prospectus

illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     53

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. If the underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

54     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series — Managed Risk Funds / Prospectus     55

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment industry experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro Co-President	34 years in total; 29 years with Capital Research and Management Company or affiliate	8 years	Serves as a portfolio manager
James R. Mulally	44 years in total; 40 years with Capital Research and Management Company or affiliate	8 years	Serves as a portfolio manager

The table below shows the investment industry experience and role in management for each of the subadviser’s investment professionals who are jointly and primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Jeff Greco	25 years in total; 8 years with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Anthony Nese	8 years, all with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Adam Schenck	15 years, all with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a Managing Director – Head of Portfolio Management of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

56     American Funds Insurance Series — Managed Risk Funds / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     57

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities and options contracts for Managed Risk Growth-Income Fund are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

58     American Funds Insurance Series — Managed Risk Funds / Prospectus

Plan of distribution The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series — Managed Risk Funds / Prospectus     59

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

60     American Funds Insurance Series — Managed Risk Funds / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Net effective expense ratio[2,3]		Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2019	$12.30	$.15	$2.44	$2.59	$(.19)	$(.92)	$(1.11)	$13.78	22.01%[4]	$6.42%				.37%		.73%		1.19%
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[4]	3.42			[4]	.37	[4]	.71	[4]	.82	[4]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [4]	2.42			[4]	.36	[4]	.70	[4]	.69	[4]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [4]	1.50			[4]	.34	[4]	.68	[4]	.79	[4]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [4]	—	[5]	.53	[4]	.29	[4]	.63	[4]	.80	[4]
Class P2:
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68				.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68				.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69				.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79				.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89				.66		1.00		.31
Managed Risk International Fund
Class P1:
12/31/2019	$9.82	$.17	$1.54	$1.71	$(.20)	$(.32)	$(.52)	$11.01	17.91%[4]	$1.41%[4]				.33%[4]		.84%[4]		1.64%[4]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[4]	—	[5]	.33	[4]	.28	[4]	.77	[4]	3.02	[4]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [4]	—	[5]	.28	[4]	.20	[4]	.69	[4]	1.13	[4]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[4]	—	[5]	.39	[4]	.23	[4]	.74	[4]	1.15	[4]
12/31/2015	10.10	.18	(.80)	(.62)	— [6]	—	— [6]	9.48	(6.12)[4]	—	[5]	.45	[4]	.21	[4]	.72	[4]	1.75	[4]
Class P2:
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71				.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69				.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71				.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79				.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [6]	—	— [6]	9.43	(6.52)	83.90				.66		1.17		1.30
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2019	$11.28	$.25	$1.28	$1.53	$(.20)	$(.60)	$(.80)	$12.01	14.14%[4]	$1.38%[4]				.33%[4]		.74%[4]		2.14%[4]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[4]	—	[5]	.33	[4]	.28	[4]	.67	[4]	3.21	[4]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [4]	—	[5]	.30	[4]	.25	[4]	.64	[4]	1.59	[4]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [4]	—	[5]	.43	[4]	.27	[4]	.67	[4]	1.83	[4]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[4]	—	[5]	.50	[4]	.27	[4]	.66	[4]	1.64	[4]
Class P2:
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68				.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68				.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68				.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79				.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89				.66		1.05		1.57

American Funds Insurance Series — Managed Risk Funds / Prospectus     61

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Net effective expense ratio[2,3]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2019	$11.73	$.22	$2.01	$2.23	$(.10)	$(.10)	$(.20)	$13.76	19.14%	$1,987.42%		.37%		.67%		1.71%
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [4]	2.44	[4]	.37	[4]	.66	[4]	1.61 [4]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [4]	1.52	[4]	.36	[4]	.64	[4]	1.46 [4]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[4]	1.56	[4]	.31	[4]	.59	[4]	2.17 [4]
Class P2:
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66		.94		1.04
Managed Risk Asset Allocation Fund
Class P1:
12/31/2019	$12.23	$.26	$1.92	$2.18	$(.03)	$(.57)	$(.60)	$13.81	18.25%	$2.41%		.36%		.65%		2.01%
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40		.68		2.06
Class P2:
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66		.94		1.16

	Period ended December 31,
Portfolio turnover rate for all share classes[7]	2019	2018	2017	2016	2015
Managed Risk Growth Fund	10%	7%	25%	15%	16%
Managed Risk International Fund	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	13	11	32	9	20
Managed Risk Growth-Income Fund	6	14	26	14	11
Managed Risk Asset Allocation Fund	8	12	1	3	3

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services fees and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

3  This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 Amount less than $.01.

7  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

62     American Funds Insurance Series — Managed Risk Funds / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class P2 shares May 1, 2020

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 26

Information regarding the underlying funds 54

Management and organization 55

Purchases and redemptions of shares 57

Plan of distribution 59

Other compensation to dealers 59

Fund expenses 60

Investment results 60

Distributions and taxes 60

Financial highlights 61

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.36
Total annual fund operating expenses	1.04
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.99

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$101	$326	$569	$1,266

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     1

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

2     American Funds Insurance Series — Managed Risk Funds / Prospectus

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     3

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate Aggressive to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate Aggressive better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	21.74%	9.55%	9.62%
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	20.47	7.97	9.80
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

4     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mark L. Casey	3 years	Partner – Capital International Investors
Michael T. Kerr	15 years	Partner – Capital International Investors
Anne-Marie Peterson	2 years	Partner – Capital World Investors
Andraz Razen	7 years	Partner – Capital World Investors
Alan J. Wilson	6 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     5

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.31
Acquired (underlying) fund fees and expenses[1]	0.51
Total annual fund operating expenses	1.22
Fee waiver and/or expense reimbursement[2]	0.08
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.14

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver and/or expense reimbursement described above through the expiration date of such waiver and/or reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$116	$379	$663	$1,470

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund, the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

6     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     7

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher

8     American Funds Insurance Series — Managed Risk Funds / Prospectus

quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive to replace the MSCI All Country World ex USA Index as its broad-based securities market index. The fund's investment adviser believes that the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	17.64%	4.19%	3.55%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.78	4.18	3.74
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.51	5.51	4.70

American Funds Insurance Series — Managed Risk Funds / Prospectus     9

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	14 years	Partner – Capital Research Global Investors
Renaud H. Samyn Vice President	6 years	Partner – Capital Research Global Investors
Alfonso Barroso	11 years	Partner – Capital Research Global Investors
Jesper Lyckeus	13 years	Partner – Capital Research Global Investors
Christopher Thomsen	14 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

10     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.41
Total annual fund operating expenses	1.09
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	1.04

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$106	$342	$596	$1,324

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

The fund invests the remainder of its assets in the Government Fund and in cash and financial futures as part of the managed risk strategy. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as

American Funds Insurance Series — Managed Risk Funds / Prospectus     11

the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

12     American Funds Insurance Series — Managed Risk Funds / Prospectus

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

American Funds Insurance Series — Managed Risk Funds / Prospectus     13

securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	13.88%	4.96%	6.72%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.49	9.00
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

14     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	13 years	Partner – Capital Research Global Investors
James B. Lovelace	13 years	Partner – Capital Research Global Investors
Alex Sheynkman	2 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	2 years	Partner – Capital Research Global Investors
James Terrile	8 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	5 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	10 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     15

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.27
Acquired (underlying) fund fees and expenses[1]	0.31
Total annual fund operating expenses	0.98
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.93

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$95	$307	$537	$1,197

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash, financial futures and options as part of the managed risk strategy. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

16     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund‘s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

American Funds Insurance Series — Managed Risk Funds / Prospectus     17

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

18     American Funds Insurance Series — Managed Risk Funds / Prospectus

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 5/1/13)	18.84%	7.47%	8.63%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.49	9.00
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	13.62

American Funds Insurance Series — Managed Risk Funds / Prospectus     19

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	7 years	Partner – Capital World Investors
James R. Mulally	7 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	7 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	7 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	7 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Co-President and Trustee	15 years	Partner – Capital International Investors
Keiko McKibben Vice President	6 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	15 years	Partner – Capital International Investors
Charles E. Ellwein	5 years	Partner – Capital Research Global Investors
J. Blair Frank	14 years	Partner – Capital Research Global Investors
Claudia P. Huntington	26 years	Partner – Capital Research Global Investors
William L. Robbins	8 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

20     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.26
Acquired (underlying) fund fees and expenses[1]	0.30
Total annual fund operating expenses	0.96
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.91

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$93	$301	$526	$1,173

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable

American Funds Insurance Series — Managed Risk Funds / Prospectus     21

in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

22     American Funds Insurance Series — Managed Risk Funds / Prospectus

overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

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Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index - Moderate Conservative to replace the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate Conservative better reflects the market sectors and securities in which the underlying fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	Lifetime
Fund (inception date – 9/28/12)	17.98%	6.45%	7.73%
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	18.05	7.07	8.63
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.70	14.11
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	2.65

24     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	8 years	Partner – Capital World Investors
James R. Mulally	8 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	8 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	8 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	8 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro Co-President	20 years	Partner – Capital World Investors
David A. Daigle	11 years	Partner – Capital Fixed Income Investors
Peter Eliot	4 years	Partner – Capital International Investors
Jeffrey T. Lager	13 years	Partner – Capital International Investors
Jin Lee	2 years	Partner – Capital World Investors
James R. Mulally	14 years	Partner – Capital Fixed Income Investors
John R. Queen	4 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time

26     American Funds Insurance Series — Managed Risk Funds / Prospectus

by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds

American Funds Insurance Series — Managed Risk Funds / Prospectus     27

with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social

28     American Funds Insurance Series — Managed Risk Funds / Prospectus

instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

30     American Funds Insurance Series — Managed Risk Funds / Prospectus

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund invests the remainder of its assets in the Bond Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level

32     American Funds Insurance Series — Managed Risk Funds / Prospectus

of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

34     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

36     American Funds Insurance Series — Managed Risk Funds / Prospectus

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund invests the remainder of its assets in the Government Fund and in cash and financial futures as part of the managed risk strategy. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

38     American Funds Insurance Series — Managed Risk Funds / Prospectus

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

40     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

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Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash, financial futures and options as part of the managed risk strategy. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, The Bond Fund may invest in debt securities of any maturity or duration. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment

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adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. During periods of generally rising equity security prices, the subadviser will normally increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser is expected to realize gains for the fund on the fund’s put options and short futures positions and the amount of options and futures held by the fund will likely decrease. Even in periods of low volatility in the equity markets, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains in favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. Accordingly, in certain market conditions, the fund may also purchase exchange-traded equity index call options, write (or sell) exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree or not at all), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

From time to time, including during severe market dislocations, the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. For example, if the market for swaps moves, as is expected, from a largely over-the-counter market to an exchange-traded market as a result of recent regulatory changes, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk if the fund’s investment adviser and subadviser determine that the exchange-traded swaps market has become similar in depth and substance to that of the exchange-traded options and futures markets. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. Upon entering into a futures contract, for example, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or an underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Losses from short positions in options contracts occur when the underlying index decreases in value, in the case of a written put option, or when the underlying index increases in value, in the case of a written call option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price (multiplied by a specified multiplier applicable to the index option). Accordingly, if the value of the underlying index decreases, a put writer would expect to suffer a loss as it would be obligated to pay a specified exercise price (known as the strike price) that is relatively higher than the value of the index. On the other hand, a call writer would expect to suffer a loss if the value of the underlying index increases as the writer would be obligated to pay the cash value of the index that is relatively higher than the strike price. In each case, though the loss suffered should be mitigated by the receipt of the option premium owed to the option writer, losses from written positions in index futures contracts could potentially be very large, particularly if the value of the underlying index shifts dramatically over a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

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Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

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Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge

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interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve

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its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the underlying fund’s securities and income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or

52     American Funds Insurance Series — Managed Risk Funds / Prospectus

illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund or the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund or the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

American Funds Insurance Series — Managed Risk Funds / Prospectus     53

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. If the underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

54     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series — Managed Risk Funds / Prospectus     55

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment industry experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro Co-President	34 years in total; 29 years with Capital Research and Management Company or affiliate	8 years	Serves as a portfolio manager
James R. Mulally	44 years in total; 40 years with Capital Research and Management Company or affiliate	8 years	Serves as a portfolio manager

The table below shows the investment industry experience and role in management for each of the subadviser’s investment professionals who are jointly and primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Jeff Greco	25 years in total; 8 years with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Anthony Nese	8 years, all with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Adam Schenck	15 years, all with Milliman Financial Risk Management LLC or affiliate	8 years	Serves as a Managing Director – Head of Portfolio Management of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

56     American Funds Insurance Series — Managed Risk Funds / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

American Funds Insurance Series — Managed Risk Funds / Prospectus     57

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities and options contracts for Managed Risk Growth-Income Fund are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

58     American Funds Insurance Series — Managed Risk Funds / Prospectus

Plan of distribution The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds Insurance Series — Managed Risk Funds / Prospectus     59

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

60     American Funds Insurance Series — Managed Risk Funds / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Net effective expense ratio[2,3]		Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2019	$12.30	$.15	$2.44	$2.59	$(.19)	$(.92)	$(1.11)	$13.78	22.01%[4]	$6.42%				.37%		.73%		1.19%
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[4]	3.42			[4]	.37	[4]	.71	[4]	.82	[4]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [4]	2.42			[4]	.36	[4]	.70	[4]	.69	[4]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [4]	1.50			[4]	.34	[4]	.68	[4]	.79	[4]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [4]	—	[5]	.53	[4]	.29	[4]	.63	[4]	.80	[4]
Class P2:
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68				.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68				.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69				.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79				.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89				.66		1.00		.31
Managed Risk International Fund
Class P1:
12/31/2019	$9.82	$.17	$1.54	$1.71	$(.20)	$(.32)	$(.52)	$11.01	17.91%[4]	$1.41%[4]				.33%[4]		.84%[4]		1.64%[4]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[4]	—	[5]	.33	[4]	.28	[4]	.77	[4]	3.02	[4]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [4]	—	[5]	.28	[4]	.20	[4]	.69	[4]	1.13	[4]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[4]	—	[5]	.39	[4]	.23	[4]	.74	[4]	1.15	[4]
12/31/2015	10.10	.18	(.80)	(.62)	— [6]	—	— [6]	9.48	(6.12)[4]	—	[5]	.45	[4]	.21	[4]	.72	[4]	1.75	[4]
Class P2:
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71				.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69				.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71				.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79				.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [6]	—	— [6]	9.43	(6.52)	83.90				.66		1.17		1.30
Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/2019	$11.28	$.25	$1.28	$1.53	$(.20)	$(.60)	$(.80)	$12.01	14.14%[4]	$1.38%[4]				.33%[4]		.74%[4]		2.14%[4]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[4]	—	[5]	.33	[4]	.28	[4]	.67	[4]	3.21	[4]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [4]	—	[5]	.30	[4]	.25	[4]	.64	[4]	1.59	[4]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [4]	—	[5]	.43	[4]	.27	[4]	.67	[4]	1.83	[4]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[4]	—	[5]	.50	[4]	.27	[4]	.66	[4]	1.64	[4]
Class P2:
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68				.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68				.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68				.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79				.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89				.66		1.05		1.57

American Funds Insurance Series — Managed Risk Funds / Prospectus     61

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Net effective expense ratio[2,3]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2019	$11.73	$.22	$2.01	$2.23	$(.10)	$(.10)	$(.20)	$13.76	19.14%	$1,987.42%		.37%		.67%		1.71%
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [4]	2.44	[4]	.37	[4]	.66	[4]	1.61 [4]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [4]	1.52	[4]	.36	[4]	.64	[4]	1.46 [4]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[4]	1.56	[4]	.31	[4]	.59	[4]	2.17 [4]
Class P2:
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66		.94		1.04
Managed Risk Asset Allocation Fund
Class P1:
12/31/2019	$12.23	$.26	$1.92	$2.18	$(.03)	$(.57)	$(.60)	$13.81	18.25%	$2.41%		.36%		.65%		2.01%
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40		.68		2.06
Class P2:
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66		.94		1.16

	Period ended December 31,
Portfolio turnover rate for all share classes[7]	2019	2018	2017	2016	2015
Managed Risk Growth Fund	10%	7%	25%	15%	16%
Managed Risk International Fund	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	13	11	32	9	20
Managed Risk Growth-Income Fund	6	14	26	14	11
Managed Risk Asset Allocation Fund	8	12	1	3	3

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services fees and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.

3  This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 Amount less than $.01.

7  Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

62     American Funds Insurance Series — Managed Risk Funds / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-998-0520 Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2020 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class P1 and P2 shares of:
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Investment portfolio
Financial statements

American Funds Insurance Series – Managed Risk Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth Fund

· The fund pursues its investment objective by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and financial futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund:

General

· The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Growth Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series – Managed Risk Funds — Page 2

Debt instruments

· The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

American Funds Insurance Series – Managed Risk Funds — Page 3

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk International Fund

· The fund pursues its investment objective by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – International Fund (the “International Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and financial futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund:

General

· The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

American Funds Insurance Series – Managed Risk Funds — Page 4

Debt instruments

· The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the International Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series – Managed Risk Funds — Page 5

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Blue Chip Income and Growth Fund

· The fund pursues its investment objectives by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) and in cash and financial futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in “blue chip” securities.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

American Funds Insurance Series – Managed Risk Funds — Page 6

The following limitations and guidelines are applicable to the Blue Chip Fund:

General

· The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· Normally, the Blue Chip Fund invests at least 80% of its assets in common stocks of “blue chip” companies. For purposes of this investment guideline, the investment adviser currently defines “blue chip” companies as larger, more established, dividend-paying companies domiciled in the United States with market capitalizations greater than $4.0 billion. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

· The Blue Chip Fund will not invest in private placements of stock of companies.

· The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

· The Blue Chip Fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

· In determining the domicile of an issuer, the Blue Chip Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Government Fund:

General

· Normally, the Government Fund invests at least 80% of its assets in securities guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements. The investment adviser considers these types of investments to be “blue chip” securities.

American Funds Insurance Series – Managed Risk Funds — Page 7

· The Government Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Government Fund’s investment policies.

Investing outside the U.S.

· The Government Fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the Government Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Growth-Income Fund

· The fund pursues its investment objectives by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash, financial futures and options,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded options and futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the positions held in exchange-traded equity index put options and in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

American Funds Insurance Series – Managed Risk Funds — Page 8

The following limitations and guidelines are applicable to the Growth-Income Fund:

General

· The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Growth-Income Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s

American Funds Insurance Series – Managed Risk Funds — Page 9

Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Asset Allocation Fund

· The fund pursues its investment objective by:

· investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

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The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund’s underlying fund:

General

· Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

Debt instruments

· Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

Investing outside the U.S.

· The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Asset Allocation Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Options — An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified exercise price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.

As part of its managed risk strategy, the Managed Risk Growth-Income Fund will purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or the cash value of the index underlying the option) at a specified exercise price, referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying instrument or index falls substantially. However, if the price of the underlying instrument or index does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

As part of its managed risk strategy, the Managed Risk Growth-Income Fund may also purchase exchange-traded equity index call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

Although the fund’s investment adviser and subadviser expect that the fund will, at all times, retain a net long position in exchange-traded equity index put options, in certain market conditions, the Managed Risk Growth-Income Fund may sell, or write, options on equity indexes. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option. If the

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market for the relevant put option is not liquid, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying instrument or index rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument or index remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. If the price of the underlying instrument or index falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument or exposure to the underlying index directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or to make a net cash settlement payment, as applicable, in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The fund will cover its obligations when it writes call or put options. For a call option on an index, the option is covered if the fund maintains with its custodian liquid assets in an amount equal to the fund’s net obligation under the option. A written call option is also covered if the fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in segregated liquid assets. A written put option on an index is covered if the fund segregates liquid assets equal to the exercise price. A put option on an index is also covered if the fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in segregated liquid assets. Obligations under written call and put options so covered will not be deemed to be senior securities for the purposes of the fund’s investment restrictions concerning senior securities and borrowings.

Several risks are associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, effectively causing a given transaction not to achieve its objectives. When a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price to close out the put or call option may move more or less than the price of the related security or index.

Options prices can diverge from the prices of their underlying instruments or indexes for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or index, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments or indexes. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund’s access to other assets held to cover its options positions could also be impaired.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument or index would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures — The fund may enter into futures contracts as part of the managed risk strategy. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s

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loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be

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impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange-traded swaps, the fund would be under the same obligations to post initial and variation margin as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange-traded futures. Additionally, for exchange-traded swaps, the fund would be under the same obligations as both exchange-traded options and exchange-traded futures to segregate assets, though the value of assets to be segregated for each instrument type may vary.
Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

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If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper; (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; (e) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less; and (f) shares of money market funds. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

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Regulatory considerations — The investment adviser has registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (CPO). As a CPO, the investment adviser has adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements, which allows the investment adviser to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules. Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and the underlying fund have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, the underlying fund and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s or the underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, the underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

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Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause the underlying fund’s investments in such issuers to lose value.

The underlying funds

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund, the Bond Fund, the Government Fund and/or the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds. However, because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may

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decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by an underlying fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

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stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

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Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the underlying fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

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Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying

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fund to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — The underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. The underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Currency transactions — The underlying fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to

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purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the underlying fund from entering into foreign currency transactions, force the underlying fund to exit such transactions at an unfavorable time or price or result in penalties to the underlying fund, any of which may result in losses to the underlying fund.

Generally, the underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by the underlying fund’s investment adviser. For example, if the underlying fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under “Description of certain securities, investment techniques and risks” for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund or the underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

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Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may enter into roll transactions, such as a mortgage dollar roll where the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include,

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but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The underlying fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an

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investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain underlying funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to

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warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain underlying funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation-linked bonds — The underlying fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees

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that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the underlying fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the underlying fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which certain of the underlying funds may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct

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Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Restricted or illiquid securities — The underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the underlying fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if the underlying fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the Series’ adviser under a liquidity risk management program adopted by the Series’ board and administered by the Series’ adviser. The underlying fund may incur significant additional costs in disposing of illiquid securities.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These

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commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

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Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if the underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When the underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in

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losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid

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assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The underlying fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations

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under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the underlying fund’s investment adviser. To the extent the underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if the underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to

American Funds Insurance Series – Managed Risk Funds — Page 39

each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which the underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain this required margin, the underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Repurchase agreements — The underlying fund may enter into repurchase agreements, or “repos”, under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the underlying fund that is collateralized by the security purchased. Repos permit the underlying fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the underlying fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The underlying fund will only enter into repos involving securities of the type in which they could otherwise invest. If the seller under the repo defaults, the underlying fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or

American Funds Insurance Series – Managed Risk Funds — Page 40

less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

Commercial paper — An underlying fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which an underlying fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

American Funds Insurance Series – Managed Risk Funds — Page 41

Portfolio turnover — Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2019 and 2018 :

	Fiscal year	Portfolio turnover rate*
Managed Risk Growth Fund	2019 2018	10% 7
Managed Risk International Fund	2019 2018	8 8
Managed Risk Blue Chip Income and Growth Fund	2019 2018	13 11
Managed Risk Growth-Income Fund	2019 2018	6 14
Managed Risk Asset Allocation Fund	2019 2018	8 12

* Increases (or decreases) in turnover were due to increased (or decreased) trading activity during the period.

See “Financial highlights” in the prospectus for the annual portfolio turnover rates for each of the last five fiscal years.

American Funds Insurance Series – Managed Risk Funds — Page 42

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

American Funds Insurance Series – Managed Risk Funds — Page 43

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying fund in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider the futures or options contracts in which it currently invests – namely, futures and options on broad-based equity indices – to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

American Funds Insurance Series – Managed Risk Funds — Page 44

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

American Funds Insurance Series – Managed Risk Funds — Page 45

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA

American Funds Insurance Series – Managed Risk Funds — Page 46

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

·  Senior management experience, educational institution

·  Corporate board experience

·  Professor, electrical and computer engineering

·  Service on advisory boards and councils for educational, nonprofit and governmental organizations

·  MS, PhD, electrical engineering

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and nonprofit organizations

·  MBA

R. Clark Hooper, 1946 Trustee (2010)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

American Funds Insurance Series – Managed Risk Funds — Page 47

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Funds Insurance Series – Managed Risk Funds — Page 48

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Alexandra Trower, 1964 Trustee (2018)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Corporate Director, Compass Minerals, Inc. (producer of salt and specialty fertilizers); former Corporate Director, State Auto Financial Corp. (property and casualty insurance company); former Corporate Director, Bob Evans Farms, Inc. (restaurant company); former Corporate Director, Essendant, Inc. (business products wholesaler)

·  Senior corporate management experience

·  Corporate board experience

·  Corporate governance experience

·  Service on trustee boards for charitable and educational nonprofit organizations

·  Securities law expertise

·  JD

American Funds Insurance Series – Managed Risk Funds — Page 49

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Co-President and Trustee (1998)	Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	35	None
Michael C. Gitlin, 1970 Trustee (2019)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 Co-President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Maria Manotok, 1974 Executive Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.*; Director, Capital Group Investment Management Limited*
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital Research Global Investors, Capital Research and Management Company

American Funds Insurance Series – Managed Risk Funds — Page 50

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5  All of the trustees and/or officers listed, with the exception of Martin Jacobs, Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Managed Risk Funds — Page 51

Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	Over $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Nariman Farvardin	None	Over $100,000	N/A5	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Alexandra Trower	None	Over $100,000	N/A5	Over $100,000
Paul S. Williams[6]	N/A	Over $100,000	N/A5	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	None
Michael C. Gitlin	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6  Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

American Funds Insurance Series – Managed Risk Funds — Page 52

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$63,240	$398,000
James G. Ellis	64,379	480,500
Nariman Farvardin[2]	62,640	346,200
Mary Davis Holt	63,240	336,700
R. Clark Hooper[2]	58,234	416,175
Merit E. Janow	67,940	378,000
Laurel B. Mitchell	51,851	274,252
Margaret Spellings[2]	64,151	469,975
Alexandra Trower[2]	82,444	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($125,052), Nariman Farvardin ($161,218), R. Clark Hooper ($97,197), Margaret Spellings ($239,232) and Alexandra Trower ($200,333). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The Series has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and

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nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of the Series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting

American Funds Insurance Series – Managed Risk Funds — Page 56

matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

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Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Managed Risk Growth Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
MODERN WOODMEN OF AMERICA ACCOUNT ROCK ISLAND IL	BENEFICIAL	CLASS P1	50.20%

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P1	46.99
		CLASS P2	91.00

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT VARIABLE ANNUITY-VA 1 KANSAS CITY MO	BENEFICIAL	CLASS P2	5.09

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Managed Risk International Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P1	90.08%
		CLASS P2	91.05

CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS P1	9.91

LINCOLN LIFE & ANNUITY OF NEW YORK ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	5.17

Managed Risk Blue Chip Income and Growth Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P1	88.21%
		CLASS P2	89.23

CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS P1	11.78

LINCOLN LIFE & ANNUITY OF NEW YORK ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	5.40

Managed Risk Growth-Income Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
SAST PROTECTED ASSET ALLOCATION PORTFOLIO ACCOUNT HOUSTON TX	BENEFICIAL	CLASS P1	99.77%

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	90.39

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT VARIABLE ANNUITY-VA 1 KANSAS CITY MO	BENEFICIAL	CLASS P2	5.73

American Funds Insurance Series – Managed Risk Funds — Page 59

Managed Risk Asset Allocation Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P1	100.00%
		CLASS P2	36.41

NATIONWIDE VARIABLE ACCOUNT II COLUMBUS OH	BENEFICIAL	CLASS P2	26.32

FORETHOUGHT LIFE INSURANCE COMPANY SEPARATE ACCOUNT A INDIANAPOLIS IN	BENEFICIAL	CLASS P2	25.64

SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE COMPANY NEWPORT BEACH CA	BENEFICIAL	CLASS P2	5.24

As of April 1, 2020, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

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Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the fund with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio managers and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio manager to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

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Portfolio manager fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

The following tables reflect information as of December 31, 2019:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Managed Risk Growth Fund
Alan N. Berro	23	$373.7	2	$0.57	None
James R. Mulally	7	$309.7	2	$0.25	None
Managed Risk International Fund
Alan N. Berro	23	$373.9	2	$0.57	None
James R. Mulally	7	$309.9	2	$0.25	None
Managed Risk Blue Chip Income and Growth Fund
Alan N. Berro	23	$373.7	2	$0.57	None
James R. Mulally	7	$309.7	2	$0.25	None
Managed Risk Growth-Income Fund
Alan N. Berro	23	$371.8	2	$0.57	None
James R. Mulally	7	$307.8	2	$0.25	None
Managed Risk Asset Allocation Fund
Alan N. Berro	23	$371.3	2	$0.57	None
James R. Mulally	7	$307.3	2	$0.25	None

1  Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

American Funds Insurance Series – Managed Risk Funds — Page 62

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	32	$41.5	3	$0.37	None
Anthony Nese	19	$27.6	None		None
Jeff Greco	11	$25.6	None		None

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

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For the fiscal years ended December 31, 2019, 2018 and 2017, the investment adviser earned from the fund management fees. The investment adviser is currently waiving a portion of its investment advisory services fees for each share class of the fund, such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets. This waiver may only be modified or terminated with the approval of the Series’ board. After giving effect to the fee waiver described above, each fund paid the following investment advisory services fees:

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
Managed Risk Growth Fund	2019	$590,000	$ 197,000	$393,000
	2018	$486,000	$ 162,000	$324,000
	2017	371,000	124,000	247,000
Managed Risk International Fund	2019	239,000	80,000	159,000
	2018	234,000	78,000	156,000
	2017	187,000	62,000	125,000
Managed Risk Blue Chip Income and Growth Fund	2019	527,000	176,000	351,000
	2018	530,000	177,000	353,000
	2017	530,000	177,000	353,000
Managed Risk Growth-Income Fund	2019	3,162,000	1,054,000	2,108,000
	2018	439,000	146,000	293,000
	2017	281,000	94,000	187,000
Managed Risk Asset Allocation Fund	2019	4,046,000	1,349,000	2,697,000
	2018	6,609,000	2,203,000	4,406,000
	2017	6,118,000	2,039,000	4,079,000

The investment adviser is currently reimbursing a portion of the expenses of Class P1 and P2 shares for Managed Risk International Fund. These reimbursements will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For fiscal years ended December 31, 2019, 2018 and 2017 the total expenses reimbursed by the investment adviser were $74,000, $92,000 and $102,000, respectively. These amounts for 2018 and 2017 have been adjusted to reflect the actual amount reimbursed, due to over accruals from prior years.

American Funds Insurance Series – Managed Risk Funds — Page 65

The investment adviser has entered into a contract with the subadviser with respect to each fund and compensates the subadviser out of the investment advisory fees it receives from each fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended 2019, 2018 and 2017, were:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Fund	2019	$393,000
	2018	324,000
	2017	247,000
Managed Risk International Fund	2019	159,000
	2018	156,000
	2017	125,000
Managed Risk Blue Chip Income and Growth Fund	2019	351,000
	2018	353,000
	2017	353,000
Managed Risk Growth-Income Fund	2019	2,108,000
	2018	293,000
	2017	187,000
Managed Risk Asset Allocation Fund	2019	2,697,000
	2018	4,406,000
	2017	4,079,000

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the Series’ Class P1 and P2 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to Series shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the Series and the investment adviser relating to the Series’ Class P1 and P2 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the Series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the Series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The fund is not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the Class 1 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2019, the Series incurred distribution expenses of $9,635,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $844,000.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying

American Funds Insurance Series – Managed Risk Funds — Page 67

investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class. During the fiscal year ended December 31, 2019, the Series incurred insurance administration fees of $4,640,000 for Class P1 shares and $9,635,000 for Class P2 shares.

American Funds Insurance Series – Managed Risk Funds — Page 68

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover additional compensation (as described in the prospectus) and/or expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON N.V.

American International Group, Inc.

American Fidelity Assurance Co.

Ameritas Life Insurance Corp.

AXA Equitable Life Insurance Company

Brighthouse Financial, Inc. (formerly MetLife)

CUNA Mutual Group

Delaware Life Holdings, LLC

Farmers Insurance & Financial Solutions

Global Atlantic Financial Group (fka Forethought)

Great-West Life & Annuity Company

Guardian Insurance & Annuity Company, Inc.

Horace Mann Life Insurance Company

Jackson National Life Insurance Co

Jefferson National

John Hancock Life Insurance Co

Kansas City Life Insurance Co

Lincoln National Life Insurance Co

Lombard International Life Assurance Company

Massachusetts Mutual Life Insurance Company

Matrix

MEMBERS Life Insurance Company

Merrill Lynch Bank of America

Midland National Life Insurance Company

Minnesota Life Insurance Company (aka Securian Financial Group, Inc.)

Modern Woodmen of America

Mutual of America Life Insurance Company

National Life Group

Nationwide Life Insurance Company

New York Life Insurance & Annuity Corporation

Pacific Life Insurance Company

Principal Life Insurance Co

Protective Life Insurance Company

Prudential Financial

Sammons Financial Group Inc

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Talcott Resolution Life Insurance Company

Thrivent Financial

Venerable Insurance And Annuity Company

Voya Financial

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Insurance Series – Managed Risk Funds — Page 69

Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

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Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2019, 2018 and 2017 were:

	Fiscal year ended
	2019	2018	2017
Managed Risk Growth Fund	$14,000	$23,000	$ —*
Managed Risk International Fund	5,000	9,000	1,000
Managed Risk Blue Chip Income and Growth Fund	12,000	24,000	—*
Managed Risk Growth-Income Fund	56,000	32,000	—*
Managed Risk Asset Allocation Fund	44,000	210,000	3,000

* Amount less than $1,000.

Increases (or decreases) in the dollar amount of brokerage commissions paid by a fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the

American Funds Insurance Series – Managed Risk Funds — Page 72

Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

American Funds Insurance Series – Managed Risk Funds — Page 73

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange-traded futures (and in the case of the Managed Risk Growth-Income Fund, exchange-traded put options).

Exchange-traded futures and options are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value

American Funds Insurance Series – Managed Risk Funds — Page 74

calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these

American Funds Insurance Series – Managed Risk Funds — Page 75

events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

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Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, options, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a transfer agent fee of less than $1,000 for Class P1 shares and less than $1,000 for Class P2 shares for the 2019 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series

American Funds Insurance Series – Managed Risk Funds — Page 79

or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Managed Risk Funds — Page 80

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Managed Risk Funds — Page 81

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Managed Risk Funds — Page 82

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Managed Risk Funds — Page 83

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Managed Risk Funds — Page 84

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Managed Risk Funds — Page 85

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Managed Risk Funds — Page 86

American Funds Insurance Series®

Global Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.83% Information technology 29.11%	Shares	Value (000)
ASML Holding NV1	648,442	$193,113
ASML Holding NV (New York registered)	510,500	151,077
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	301,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	19,463
Microsoft Corp.	1,999,800	315,368
Visa Inc., Class A	1,142,800	214,732
Broadcom Inc.	487,050	153,918
Temenos AG1	637,000	100,711
Paycom Software, Inc.[2]	357,000	94,519
SimCorp AS1	425,000	48,292
Adyen NV1,2	56,700	46,656
PagSeguro Digital Ltd., Class A2	1,340,900	45,805
Adobe Inc.[2]	135,000	44,524
Amphenol Corp., Class A	373,500	40,424
Network International Holdings PLC[1,2]	3,173,000	26,931
Hexagon AB, Class B1	477,200	26,737
EPAM Systems, Inc.[2]	122,000	25,884
Keyence Corp.[1]	73,000	25,839
Mastercard Inc., Class A	76,500	22,842
Zendesk, Inc.[2]	261,000	20,000
Jack Henry & Associates, Inc.	98,000	14,276
Autodesk, Inc.[2]	77,000	14,126
Amadeus IT Group SA, Class A, non-registered shares[1]	164,200	13,454
Worldline SA, non-registered shares[1,2]	162,000	11,498
StoneCo Ltd., Class A2	208,000	8,297
		1,979,579
Consumer discretionary 17.93%
Amazon.com, Inc.[2]	173,800	321,155
Alibaba Group Holding Ltd.[1,2]	6,844,000	181,984
Takeaway.com NV1,2	740,000	68,355
Just Eat PLC[1,2]	5,292,000	58,725
Ocado Group PLC[1,2]	3,115,000	52,890
Naspers Ltd., Class N1	277,000	45,276
Moncler SpA[1]	915,000	41,155
NIKE, Inc., Class B	370,500	37,535
Tiffany & Co.	259,700	34,709
LVMH Moët Hennessy-Louis Vuitton SE1	59,000	27,478
Meituan Dianping, Class B1,2	2,027,700	26,554
Wynn Macau, Ltd.[1]	10,510,400	25,999
Valeo SA, non-registered shares[1]	727,000	25,741
Cie. Financière Richemont SA, Class A1	320,350	25,147
MGM China Holdings, Ltd.[1]	12,708,000	20,827
Prosus NV1,2	277,000	20,727
Home Depot, Inc.	92,275	20,151
Peugeot SA1	814,995	19,519
EssilorLuxottica[1]	124,835	19,070
American Funds Insurance Series — Global Growth Fund — Page 1 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[1,2]	370,000	$16,599
Sony Corp.[1]	243,000	16,540
Melco Resorts & Entertainment Ltd. (ADR)	606,000	14,647
MGM Resorts International	437,000	14,539
Sodexo SA1	122,000	14,470
Flutter Entertainment PLC[1]	103,300	12,615
Marriott International, Inc., Class A	74,000	11,206
Domino’s Pizza, Inc.	37,000	10,870
Restaurant Brands International Inc.	155,000	9,884
Fast Retailing Co., Ltd.[1]	16,100	9,543
Cairn Homes PLC[1]	5,615,000	7,969
Suzuki Motor Corp.[1]	182,000	7,623
		1,219,502
Health care 10.91%
UnitedHealth Group Inc.	324,200	95,308
AstraZeneca PLC[1]	721,300	72,165
Merck & Co., Inc.	775,600	70,541
Boston Scientific Corp.[2]	1,373,700	62,119
Pfizer Inc.	1,424,000	55,792
DexCom, Inc.[2]	253,000	55,341
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	55,222
Mettler-Toledo International Inc.[2]	65,000	51,563
Cigna Corp.	177,511	36,299
Bayer AG1	363,860	29,742
Regeneron Pharmaceuticals, Inc.[2]	64,200	24,106
Zoetis Inc., Class A	155,000	20,514
Humana Inc.	55,000	20,159
Vertex Pharmaceuticals Inc.[2]	89,000	19,487
Novartis AG1	189,000	17,906
Intuitive Surgical, Inc.[2]	28,000	16,552
Straumann Holding AG1	14,000	13,742
Sanofi[1]	135,000	13,559
bioMérieux SA1	135,000	12,026
		742,143
Financials 10.30%
AIA Group Ltd.[1]	13,206,300	138,952
Kotak Mahindra Bank Ltd.[1]	3,917,000	92,383
JPMorgan Chase & Co.	614,600	85,675
MarketAxess Holdings Inc.	211,000	79,992
Tradeweb Markets Inc., Class A	1,501,303	69,586
CME Group Inc., Class A	165,200	33,159
Société Générale[1]	818,650	28,604
AXA SA1	966,000	27,253
Prudential PLC[1]	1,141,962	21,973
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	21,943
Berkshire Hathaway Inc., Class A2	54	18,338
ORIX Corp.[1]	1,017,000	16,929
BlackRock, Inc.	30,600	15,383
Banco Santander, SA1	2,946,020	12,439
Macquarie Group Ltd.[1]	125,000	12,124
FinecoBank SpA[1]	960,000	11,523
American Funds Insurance Series — Global Growth Fund — Page 2 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)[1]	645,500	$10,621
M&G PLC[1,2]	1,141,962	3,593
		700,470
Consumer staples 8.12%
British American Tobacco PLC[1]	2,970,800	126,572
Nestlé SA1	739,650	80,131
Philip Morris International Inc.	919,500	78,240
Altria Group, Inc.	1,125,000	56,149
Keurig Dr Pepper Inc.	1,624,000	47,015
General Mills, Inc.	514,000	27,530
Walgreens Boots Alliance, Inc.	459,700	27,104
Associated British Foods PLC[1]	595,000	20,612
Anheuser-Busch InBev SA/NV1	250,000	20,500
Coca-Cola European Partners PLC	397,000	20,199
Costco Wholesale Corp.	44,800	13,168
Uni-Charm Corp.[1]	357,000	12,059
Coca-Cola FEMSA, SAB de CV, units	1,965,000	11,939
Mondelez International, Inc.	192,000	10,575
		551,793
Communication services 7.87%
Alphabet Inc., Class A2	115,600	154,833
Alphabet Inc., Class C2	71,052	94,998
Tencent Holdings Ltd.[1]	2,230,000	107,572
Facebook, Inc., Class A2	421,640	86,542
Nintendo Co., Ltd.[1]	137,400	55,461
Altice USA, Inc., Class A2	800,000	21,872
ViacomCBS Inc., Class B	334,850	14,054
		535,332
Industrials 7.76%
Airbus SE, non-registered shares[1]	1,093,500	160,436
MTU Aero Engines AG1	167,000	47,688
Geberit AG1	65,000	36,490
DSV Panalpina A/S1	248,500	28,766
ASSA ABLOY AB, Class B1	1,170,000	27,340
Bunzl PLC[1]	956,000	26,157
Alliance Global Group, Inc.[1,2]	111,060,000	25,546
Safran SA1	164,000	25,422
GT Capital Holdings, Inc.[1]	1,398,681	23,413
Middleby Corp.[2]	201,000	22,013
IDEX Corp.	122,400	21,053
Boeing Co.	51,300	16,711
SMC Corp.[1]	34,000	15,542
Recruit Holdings Co., Ltd.[1]	390,000	14,676
NIBE Industrier AB, Class B1	817,914	14,184
General Electric Co.	1,260,000	14,062
Nidec Corp.[1]	57,300	7,827
		527,326
Materials 2.73%
Sherwin-Williams Co.	155,500	90,740
Barrick Gold Corp. (GBP denominated)	1,532,000	28,456
Koninklijke DSM NV1	124,000	16,187
American Funds Insurance Series — Global Growth Fund — Page 3 of 184

Common stocks (continued) Materials (continued)	Shares	Value (000)
CCL Industries Inc., Class B, nonvoting shares	375,000	$15,976
Glencore PLC[1]	4,000,000	12,508
Air Liquide SA1	87,912	12,495
DuPont de Nemours Inc.	147,000	9,437
		185,799
Energy 2.02%
Reliance Industries Ltd.[1]	1,795,200	38,132
Gazprom PJSC (ADR)[1]	4,173,000	34,365
LUKOIL Oil Co. PJSC (ADR)[1]	306,700	30,468
Baker Hughes Co., Class A	470,000	12,046
Royal Dutch Shell PLC, Class B1	381,000	11,353
CNOOC Ltd.[1]	6,600,000	11,000
		137,364
Utilities 0.08%
Ørsted AS1	54,500	5,646
Total common stocks (cost: $3,768,489,000)		6,584,954
Preferred securities 1.66% Health care 1.20%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	81,675
Information technology 0.46%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	792,250	30,909
Total preferred securities (cost: $43,479,000)		112,584
Short-term securities 2.01% Money market investments 2.01%
Capital Group Central Cash Fund 1.73%[3]	1,371,403	137,140
Total short-term securities (cost: $136,878,000)		137,140
Total investment securities 100.50% (cost: $3,948,846,000)		6,834,678
Other assets less liabilities (0.50)%		(34,231)
Net assets 100.00%		$6,800,447
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,312,961,000, which represented 48.72% of the net assets of the fund. This amount includes $3,300,466,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 4 of 184

Global Small Capitalization Fund
Investment portfolio
December 31, 2019
Common stocks 94.84% Health care 22.15%	Shares	Value (000)
Insulet Corp.[1]	815,300	$139,579
GW Pharmaceuticals PLC (ADR)[1]	823,718	86,128
Notre Dame Intermédica Participações SA	4,228,500	71,742
Haemonetics Corp.[1]	619,200	71,146
Allakos Inc.[1,2]	683,880	65,215
CONMED Corp.	581,200	64,996
Integra LifeSciences Holdings Corp.[1]	906,825	52,850
Mani, Inc.[3]	1,632,529	46,675
Cortexyme, Inc.[1,2]	695,324	39,035
iRhythm Technologies, Inc.[1]	515,500	35,100
PRA Health Sciences, Inc.[1]	306,100	34,023
New Frontier Health Corp., Class A1,3,4	2,680,000	26,666
Allogene Therapeutics, Inc.[1]	653,594	16,980
Allogene Therapeutics, Inc.[1,2]	280,589	7,290
Nakanishi Inc.[3]	1,024,000	19,497
WuXi Biologics (Cayman) Inc.[1,3]	1,412,000	17,909
Medacta Group SA1,3	212,200	15,875
CompuGroup Medical SE3	203,400	14,551
BioMarin Pharmaceutical Inc.[1]	172,000	14,543
Encompass Health Corp.	206,000	14,270
Fleury SA, ordinary nominative	1,860,000	14,116
Cansino Biologics Inc., Class H1,2,3	1,857,200	14,083
CryoLife, Inc.[1]	483,550	13,099
NuCana PLC (ADR)[1,2,5]	2,083,704	12,711
Madrigal Pharmaceuticals, Inc.[1]	134,425	12,247
Ultragenyx Pharmaceutical Inc.[1]	283,374	12,103
Amplifon SpA[3]	420,000	12,084
Bluebird Bio, Inc.[1]	135,415	11,883
Sarepta Therapeutics, Inc.[1]	89,900	11,601
LivaNova PLC[1]	125,000	9,429
Guardant Health, Inc.[1]	114,927	8,980
NuVasive, Inc.[1]	110,000	8,507
Hikma Pharmaceuticals PLC[3]	280,000	7,417
Divi’s Laboratories Ltd.[3]	260,000	6,725
AddLife AB, Class B3	176,889	5,463
Hutchison China MediTech Ltd. (ADR)[1]	124,000	3,109
Piramal Enterprises Ltd.[3]	127,741	2,733
Genomma Lab Internacional, SAB de CV, Series B1	1,000,000	990
NMC Health PLC[3]	38,929	914
Clinuvel Pharmaceuticals Ltd.[3]	29,278	586
Neuronetics, Inc.[1]	110,119	494
		1,023,344
American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 184

Common stocks (continued) Information technology 18.84%	Shares	Value (000)
Cree, Inc.[1]	1,199,900	$55,375
Ceridian HCM Holding Inc.[1]	799,400	54,263
Net One Systems Co., Ltd.[3]	1,556,965	40,002
Network International Holdings PLC[1,3]	4,570,562	38,792
Avast PLC[3]	5,839,000	35,104
Alteryx, Inc., Class A1	340,000	34,024
SimCorp AS3	297,250	33,776
Bechtle AG, non-registered shares[3]	226,305	31,756
Carel Industries SpA[2,3]	1,947,251	30,292
Qorvo, Inc.[1]	241,800	28,104
Appfolio, Inc., Class A1	251,270	27,627
BE Semiconductor Industries NV3	666,800	25,896
Kingdee International Software Group Co. Ltd.[3]	24,670,374	24,685
Inphi Corp.[1]	315,900	23,383
Jenoptik AG3	706,152	20,180
Paycom Software, Inc.[1]	75,000	19,857
Pegasystems Inc.	242,491	19,314
MACOM Technology Solutions Holdings, Inc.[1]	721,000	19,179
Euronet Worldwide, Inc.[1]	120,800	19,033
Anaplan, Inc.[1]	341,133	17,875
HubSpot, Inc.[1]	110,300	17,483
Nuance Communications, Inc.[1]	946,232	16,871
DocuSign, Inc.[1]	210,067	15,568
Silergy Corp.[3]	451,740	14,324
Silicon Laboratories Inc.[1]	122,000	14,150
Cognex Corp.	250,000	14,010
Oneconnect Financial Technology Co., Ltd. (ADR)[1,2]	1,372,000	13,761
Vanguard International Semiconductor Corp.[3]	4,877,000	12,907
Megaport Ltd.[1,3]	1,500,000	11,309
Elastic NV, non-registered shares[1]	151,651	9,751
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2,3	4,296,500	8,546
InterXion Holding NV, non-registered shares[1]	100,000	8,381
Sansan, Inc.[1,3]	160,800	8,198
Nordic Semiconductor ASA[1,3]	1,250,000	7,931
RAKUS Co., Ltd.[3]	428,600	7,888
Endurance International Group Holdings, Inc.[1]	1,597,556	7,509
ASM Pacific Technology Ltd.[3]	497,000	6,909
Topcon Corp.[3]	523,710	6,749
Faraday Technology Corp.[3]	3,402,000	6,393
INFICON Holding AG3	7,397	5,873
Maxlinear, Inc.[1]	270,000	5,729
Kingboard Holdings Ltd.[3]	1,733,000	5,502
Semtech Corp.[1]	100,000	5,290
SUNeVision Holdings Ltd.[3]	6,170,000	4,174
Siltronic AG3	38,500	3,876
CDK Global, Inc.	69,000	3,773
Ping Identity Holding Corp.[1,2]	154,000	3,742
X-FAB Silicon Foundries SE1,3	765,130	3,595
Computer Services, Inc.	79,800	3,551
MongoDB, Inc., Class A1	25,000	3,290
Okta, Inc., Class A1	27,263	3,145
Tyro Payments Ltd.[1,3]	1,181,338	2,918
Coupa Software Inc.[1]	18,000	2,633
QAD Inc., Class A	44,400	2,261
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 184

Common stocks (continued) Information technology (continued)	Shares	Value (000)
PagerDuty, Inc.[1]	86,800	$2,030
Medallia, Inc.[1,2]	64,600	2,010
		870,547
Industrials 14.87%
International Container Terminal Services, Inc.[3]	23,981,620	60,824
Nihon M&A Center Inc.[3]	1,710,692	59,090
VARTA AG, non-registered shares[1,3]	280,402	38,232
Meggitt PLC[3]	3,321,300	28,942
Tomra Systems ASA[3]	857,587	27,197
Marel hf., non-registered shares (ISK denominated)[3]	4,899,903	24,908
Marel hf., non-registered shares (EUR denominated)[1,3]	333,333	1,705
I.M.A. Industria Macchine Automatiche SpA[2,3]	365,840	26,316
Curtiss-Wright Corp.	185,484	26,133
IMCD NV3	293,600	25,697
Bingo Industries Ltd.[2,3]	12,741,516	25,449
Boyd Group Services Inc.[2]	158,006	24,579
BWX Technologies, Inc.	339,407	21,070
Bravida Holding AB3	1,940,000	18,841
VAT Group AG3	103,000	17,425
Rheinmetall AG3	145,900	16,778
Centre Testing International Group Co., Ltd.[3]	7,259,332	15,541
ManpowerGroup Inc.	160,000	15,536
Matson, Inc.	347,000	14,158
Avon Rubber PLC[3]	508,000	14,123
Instalco AB3	857,000	12,366
BELIMO Holding AG3	1,628	12,275
Imperial Logistics Ltd.[3]	2,775,406	11,584
Cleanaway Waste Management Ltd.[3]	8,161,470	11,547
Nolato AB, Class B3	194,800	11,442
BeNEXT Group Inc.[3]	944,400	11,019
Granite Construction Inc.	388,500	10,750
Aalberts NV, non-registered shares[3]	225,100	10,127
Interpump Group SpA[3]	297,000	9,409
easyJet PLC[3]	473,100	8,999
Tsubaki Nakashima Co., Ltd.[3]	580,461	8,514
Greaves Cotton Ltd.[3]	4,244,540	7,968
The Brink’s Co.	73,800	6,692
PayPoint PLC[3]	476,000	6,390
Carborundum Universal Ltd.[3]	1,380,000	6,211
Diploma PLC[3]	221,000	5,925
Aerojet Rocketdyne Holdings, Inc.[1]	125,000	5,707
Sunny Friend Environmental Technology Co., Ltd.[3]	660,000	5,154
Coor Service Management Holding AB3	530,000	4,663
Addtech AB, Class B3	124,300	4,020
Middleby Corp.[1]	31,000	3,395
J. Kumar Infraprojects Ltd.[3]	1,517,000	3,002
Klingelnberg AG3	86,463	2,179
Europcar Mobility Group SA2,3	434,260	2,113
Polypipe Group PLC[3]	210,000	1,503
Nitto Boseki Co., Ltd.[3]	32,600	1,381
		686,879
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 184

Common stocks (continued) Consumer discretionary 14.63%	Shares	Value (000)
frontdoor, inc.[1]	1,355,200	$64,264
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	57,947
Helen of Troy Ltd.[1]	283,000	50,881
Mattel, Inc.[1,2]	3,338,800	45,241
Wyndham Hotels & Resorts, Inc.	631,500	39,664
Five Below, Inc.[1]	305,000	38,997
Melco International Development Ltd.[3]	12,619,000	35,517
GVC Holdings PLC[3]	2,934,000	34,409
Thor Industries, Inc.	446,000	33,133
ServiceMaster Global Holdings, Inc.[1]	658,000	25,438
Takeaway.com NV1,2,3	236,700	21,864
Freni Brembo SpA[3]	1,484,087	18,430
Tongcheng-Elong Holdings Ltd.[1,3]	9,447,600	16,973
YETI Holdings, Inc.[1,2]	426,400	14,830
zooplus AG, non-registered shares[1,2,3]	138,900	13,305
International Game Technology PLC	876,285	13,118
Shop Apotheke Europe NV, non-registered shares[1,2,3]	268,700	13,111
Trainline PLC[1,3]	1,906,877	12,850
B2W - Cia. Digital, ordinary nominative[1]	791,193	12,363
Melco Resorts & Entertainment Ltd. (ADR)	425,000	10,272
Brunello Cucinelli SpA[3]	280,865	9,948
TopBuild Corp.[1]	96,100	9,906
Thule Group AB3	401,700	9,270
Cie. Plastic Omnium SA3	308,912	8,660
Elior Group SA3	533,000	7,841
Bloomin’ Brands, Inc.	324,000	7,151
Dine Brands Global, Inc.	84,920	7,092
Canada Goose Holdings Inc., subordinate voting shares[1,2]	156,500	5,672
Cedar Fair, LP	100,000	5,544
William Hill PLC[3]	2,059,300	5,148
Zhongsheng Group Holdings Ltd.[3]	1,173,000	4,771
Everi Holdings Inc.[1]	325,000	4,365
Casio Computer Co., Ltd.[3]	200,000	4,019
Viomi Technology Co., Ltd. (ADR)[2]	361,700	2,908
Dalata Hotel Group PLC[3]	455,560	2,748
Tube Investments of India Ltd.[3]	330,837	2,235
Delta Corp Ltd.[3]	750,000	2,082
Del Taco Restaurants, Inc.[1]	244,200	1,930
Relaxo Footwears Ltd.[3]	210,000	1,815
China Zenix Auto International Ltd. (ADR)[1]	428,500	171
		675,883
Financials 7.69%
Cannae Holdings, Inc.[1]	1,625,000	60,434
Kotak Mahindra Bank Ltd.[3]	2,448,225	57,742
Essent Group Ltd.	750,841	39,036
Trupanion, Inc.[1,2]	973,800	36,479
IndusInd Bank Ltd.[3]	1,579,646	33,434
Eurobank Ergasias SA1,3	12,234,000	12,666
Moelis & Co., Class A	380,800	12,155
HDFC Asset Management Co., Ltd.[3]	269,651	12,106
Janus Henderson Group PLC	470,000	11,491
IIFL Wealth Management Ltd.[3]	677,558	10,754
Fanhua Inc. (ADR)[2]	303,211	7,874
NMI Holdings, Inc.[1]	228,075	7,568
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Webster Financial Corp.	140,000	$7,470
Close Brothers Group PLC[3]	350,000	7,426
Cholamandalam Investment and Finance Co., Ltd.[3]	1,534,000	6,568
Indian Energy Exchange Ltd.[1,3]	3,150,000	6,305
Texas Capital Bancshares, Inc.[1]	110,000	6,245
L&T Finance Holdings Ltd.[3]	3,404,200	5,672
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	5,555
AU Small Finance Bank Ltd.[3]	490,000	5,518
City Union Bank Ltd.[3]	929,648	3,051
		355,549
Real estate 3.98%
Altus Group Ltd.	932,800	27,268
MGM Growth Properties LLC REIT, Class A	864,500	26,773
Embassy Office Parks REIT[3]	4,509,000	26,767
WHA Corp. PCL[3]	169,183,421	21,860
BR Properties SA, ordinary nominative[1]	5,406,800	19,462
Two Harbors Investment Corp. REIT	1,293,000	18,904
JHSF Participacoes SA	9,038,300	16,020
Cyrela Commercial Properties SA, ordinary nominative[1]	2,035,666	12,859
DoubleDragon Properties Corp.[1,3]	25,217,700	9,414
K. Wah International Holdings Ltd.[3]	7,884,639	4,406
		183,733
Materials 3.89%
Allegheny Technologies Inc.[1]	1,413,900	29,211
Lundin Mining Corp.	3,825,000	22,858
Kansai Paint Co., Ltd.[3]	584,900	14,295
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,770,282	13,844
UPL Ltd.[3]	1,370,683	11,228
SIG Combibloc Group AG3	600,000	9,580
Ingevity Corp.[1]	102,500	8,956
Valvoline Inc.	390,000	8,350
PI Industries Ltd.[3]	396,200	8,030
Steel Dynamics, Inc.	235,000	7,999
Vidrala, SA, non-registered shares[3]	73,892	7,791
Taiyo Nippon Sanso Corp.[3]	346,900	7,685
Navin Fluorine International Ltd.[3]	445,388	6,290
Ramco Cements Ltd.[3]	411,000	4,356
LANXESS AG3	64,200	4,314
Nevada Copper Corp.[1,2]	13,859,000	3,896
United States Steel Corp.	335,000	3,822
Vinati Organics Ltd.[3]	128,280	3,570
Arkema SA3	24,700	2,635
Indorama Ventures PCL, foreign registered[3]	708,100	819
Sirius Minerals PLC[1,2,3]	343,600	16
		179,545
Communication services 3.16%
Altice Europe NV, Class A1,3	4,363,000	28,195
Bandwidth Inc., Class A1	335,830	21,510
Vonage Holdings Corp.[1]	2,471,700	18,315
Zee Entertainment Enterprises Ltd.[3]	4,217,293	17,284
Kamakura Shinsho, Ltd.[2,3]	656,000	10,410
New York Times Co., Class A	321,900	10,355
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 184

Common stocks (continued) Communication services (continued)	Shares	Value (000)
JCDecaux SA3	334,634	$10,327
ProSiebenSat.1 Media SE3	508,000	7,944
Euskaltel, SA, non-registered shares[3]	630,178	6,355
Megacable Holdings, SAB de CV, ordinary participation certificates	1,436,600	5,884
Elang Mahkota Teknologi Tbk PT3	13,385,800	5,377
RPA Holdings, Inc.[1,2,3]	371,000	3,971
		145,927
Consumer staples 2.66%
Varun Beverages Ltd.[3]	1,948,807	19,369
Grocery Outlet Holding Corp.[1]	532,800	17,289
Freshpet, Inc.[1]	258,600	15,281
Treasury Wine Estates Ltd.[3]	1,246,230	14,241
TCI Co., Ltd.[3]	1,433,493	13,653
Primo Water Corp.[1]	1,135,000	12,740
AAK AB3	650,000	12,355
Emperador Inc.[1,3]	45,300,000	6,435
Kernel Holding SA3	493,041	5,880
CCL Products (India) Ltd.[3]	1,237,068	3,490
Vector Group Ltd.	87,000	1,165
Chongqing Fuling Zhacai Group Co., Ltd., Class A3	298,645	1,146
		123,044
Energy 1.58%
Saipem SpA, Class S1,3	4,823,000	23,582
Venture Global LNG, Inc., Series C1,3,4,6,7	2,760	14,352
NuVista Energy Ltd.[1,2]	4,450,000	10,932
SM Energy Co.	970,000	10,903
Whitecap Resources Inc.	1,700,000	7,266
Concho Resources Inc.	35,200	3,082
Oil & Gas Development Co. Ltd.[3]	3,222,051	2,963
		73,080
Utilities 1.39%
ENN Energy Holdings Ltd.[3]	4,262,900	46,609
Neoenergia SA	2,827,000	17,485
		64,094
Total common stocks (cost: $3,225,972,000)		4,381,625
Preferred securities 1.02% Information technology 0.64%
Avidxchange, Inc., Series F, preferred shares[1,3,6,7]	492,864	24,156
Gitlab Inc., Series E, preferred shares[1,3,6,7]	297,916	5,550
		29,706
Industrials 0.38%
Azul SA, preferred nominative (ADR)[1]	356,816	15,272
Azul SA, preferred nominative[1]	154,000	2,231
		17,503
Total preferred securities (cost: $36,660,000)		47,209
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 184

Rights & warrants 0.00% Health care 0.00%	Shares	Value (000)
Piramal Enterprises Ltd., rights, expire 2020[1,3]	16,929	$53
Total rights & warrants (cost: $0)		53
Short-term securities 6.03% Money market investments 6.03%
Capital Group Central Cash Fund 1.73%[8]	1,926,005	192,600
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[8,9]	51,521,183	51,521
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.50%[8,9]	13,138,720	13,139
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[8,9]	11,671,469	11,672
Goldman Sachs Financial Square Government Fund 1.50%[8,9]	9,901,092	9,901
		278,833
Total short-term securities (cost: $278,593,000)		278,833
Total investment securities 101.89% (cost: $3,541,225,000)		4,707,720
Other assets less liabilities (1.89)%		(87,447)
Net assets 100.00%		$4,620,273
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $102,111,000, which represented 2.21% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,960,603,000, which represented 42.43% of the net assets of the fund. This amount includes $1,889,826,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,018,000, which represented .89% of the net assets of the fund.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Security purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., series F, preferred shares	12/26/2019	$24,156	$24,156.52%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	14,352.31
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,550.12
Total private placement securities		$ 37,986	$ 44,058.95%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 184

Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.25% Information technology 25.15%	Shares	Value (000)
Microsoft Corp.	10,468,400	$1,650,867
Broadcom Inc.	2,430,100	767,960
ASML Holding NV (New York registered)	1,161,800	343,823
ASML Holding NV1	985,000	293,343
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	30,792,000	341,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	140,578
Visa Inc., Class A	2,256,600	424,015
RingCentral, Inc., Class A2	1,557,200	262,653
ServiceNow, Inc.[2]	921,500	260,158
Intel Corp.	4,013,000	240,178
Autodesk, Inc.[2]	1,096,000	201,072
Fiserv, Inc.[2]	1,573,600	181,955
Workday, Inc., Class A2	987,000	162,312
Mastercard Inc., Class A	538,000	160,641
PayPal Holdings, Inc.[2]	1,207,700	130,637
Shopify Inc., Class A, subordinate voting shares[2]	289,500	115,099
Applied Materials, Inc.	1,840,700	112,356
Paycom Software, Inc.[2]	417,100	110,431
Square, Inc., Class A2	1,635,000	102,286
Hexagon AB, Class B1	1,788,300	100,196
Keyence Corp.[1]	236,800	83,816
MongoDB, Inc., Class A2	627,521	82,588
FleetCor Technologies, Inc.[2]	252,000	72,506
SK hynix, Inc.[1]	844,000	68,593
Analog Devices, Inc.	563,000	66,907
Guidewire Software, Inc.[2]	585,000	64,216
Global Payments Inc.	319,100	58,255
VMware, Inc., Class A2	300,000	45,537
Jack Henry & Associates, Inc.	287,000	41,807
Samsung Electronics Co., Ltd.[1]	842,000	40,571
Adobe Inc.[2]	115,700	38,159
HubSpot, Inc.[2]	239,900	38,024
Advanced Micro Devices, Inc.[2]	805,000	36,917
Alteryx, Inc., Class A2	361,000	36,125
Dell Technologies Inc., Class C2	649,000	33,352
Atlassian Corp. PLC, Class A2	267,300	32,167
Tyler Technologies, Inc.[2]	101,900	30,572
Micron Technology, Inc.[2]	564,200	30,343
DocuSign, Inc.[2]	386,000	28,607
MKS Instruments, Inc.	199,200	21,914
Texas Instruments Inc.	157,000	20,142
Apple Inc.	64,700	18,999
NetApp, Inc.	289,900	18,046
SYNNEX Corp.	115,500	14,876
Elastic NV, non-registered shares[2]	159,000	10,224
Trimble Inc.[2]	217,000	9,047
American Funds Insurance Series — Growth Fund — Page 12 of 184

Common stocks (continued) Information technology (continued)	Shares	Value (000)
LiveRamp Holdings, Inc.[2]	187,800	$9,028
SVMK Inc.[2]	226,700	4,051
Datadog, Inc., Class A2	46,500	1,757
Cloudflare, Inc., Class A2	98,400	1,679
		7,160,390
Communication services 18.20%
Facebook, Inc., Class A2	7,578,400	1,555,467
Netflix, Inc.[2]	3,251,160	1,051,978
Alphabet Inc., Class C2	552,300	738,436
Alphabet Inc., Class A2	157,500	210,954
Charter Communications, Inc., Class A2	946,280	459,021
T-Mobile US, Inc.[2]	4,885,000	383,082
Activision Blizzard, Inc.	6,317,500	375,386
Comcast Corp., Class A	5,135,900	230,961
Snap Inc., Class A2	7,800,000	127,374
ViacomCBS Inc., Class B	461,600	19,373
Cable One, Inc.	10,600	15,778
Pinterest, Inc., Class A2	642,100	11,969
Zillow Group, Inc., Class A2	14,600	668
		5,180,447
Health care 16.70%
UnitedHealth Group Inc.	3,190,800	938,031
Intuitive Surgical, Inc.[2]	1,049,100	620,176
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	503,519
Humana Inc.	1,269,500	465,297
Vertex Pharmaceuticals Inc.[2]	1,434,579	314,101
Boston Scientific Corp.[2]	5,085,000	229,944
Centene Corp.[2]	3,484,800	219,089
Thermo Fisher Scientific Inc.	534,500	173,643
Cigna Corp.	739,902	151,303
Seattle Genetics, Inc.[2]	1,248,154	142,614
ResMed Inc.	755,000	117,002
DexCom, Inc.[2]	421,000	92,090
Allakos Inc.[2]	910,000	86,778
Pfizer Inc.	2,191,000	85,843
Eli Lilly and Co.	523,300	68,777
CVS Health Corp.	862,934	64,107
Insulet Corp.[2]	276,000	47,251
Align Technology, Inc.[2]	155,000	43,251
Incyte Corp.[2]	492,100	42,970
Abbott Laboratories	481,200	41,797
Verily Life Sciences LLC[1,2,3,4]	300,178	38,849
Neurocrine Biosciences, Inc.[2]	330,600	35,536
AstraZeneca PLC[1]	290,900	29,104
Amgen Inc.	120,000	28,929
Danaher Corp.	183,200	28,118
Merck & Co., Inc.	296,000	26,921
Biohaven Pharmaceutical Holding Co. Ltd.[2]	449,600	24,476
Edwards Lifesciences Corp.[2]	84,100	19,620
BioMarin Pharmaceutical Inc.[2]	191,800	16,217
Allogene Therapeutics, Inc.[2]	589,500	15,315
Anthem, Inc.	40,400	12,202
Sage Therapeutics, Inc.[2]	120,200	8,677
American Funds Insurance Series — Growth Fund — Page 13 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
Molina Healthcare, Inc.[2]	58,100	$7,884
Ultragenyx Pharmaceutical Inc.[2]	175,400	7,491
Agios Pharmaceuticals, Inc.[2]	132,000	6,303
		4,753,225
Consumer discretionary 11.29%
Amazon.com, Inc.[2]	557,016	1,029,276
Tesla, Inc.[2]	1,908,500	798,383
Home Depot, Inc.	1,206,000	263,366
Domino’s Pizza, Inc.	409,800	120,391
Grand Canyon Education, Inc.[2]	1,083,700	103,808
Burlington Stores, Inc.[2]	350,000	79,811
Booking Holdings Inc.[2]	35,800	73,524
LVMH Moët Hennessy-Louis Vuitton SE1	154,000	71,723
NIKE, Inc., Class B	639,300	64,767
Toll Brothers, Inc.	1,551,000	61,280
Hermès International[1]	81,000	60,616
MGM Resorts International	1,610,000	53,565
Bright Horizons Family Solutions Inc.[2]	350,000	52,602
Dollar General Corp.	295,000	46,014
Restaurant Brands International Inc.	700,000	44,639
Floor & Decor Holdings, Inc., Class A2	769,300	39,088
Norwegian Cruise Line Holdings Ltd.[2]	605,000	35,338
Hilton Worldwide Holdings Inc.	306,800	34,027
Marriott International, Inc., Class A	210,000	31,800
Five Below, Inc.[2]	195,000	24,933
Wynn Resorts, Ltd.	141,200	19,608
Chipotle Mexican Grill, Inc.[2]	21,100	17,663
Sturm, Ruger & Co., Inc.	357,788	16,827
Ollie’s Bargain Outlet Holdings, Inc.[2]	254,600	16,628
Ross Stores, Inc.	137,100	15,961
Las Vegas Sands Corp.	152,000	10,494
Royal Caribbean Cruises Ltd.	65,800	8,785
EssilorLuxottica[1]	54,800	8,371
YUM! Brands, Inc.	75,600	7,615
Westwing Group AG, non-registered shares[1,2]	707,000	2,823
		3,213,726
Financials 8.49%
Goldman Sachs Group, Inc.	1,052,400	241,978
JPMorgan Chase & Co.	1,343,000	187,214
Wells Fargo & Co.	3,011,800	162,035
Legal & General Group PLC[1]	40,158,246	161,788
First Republic Bank	1,376,000	161,611
Berkshire Hathaway Inc., Class B2	353,000	79,955
Berkshire Hathaway Inc., Class A2	226	76,747
PNC Financial Services Group, Inc.	919,800	146,828
Bank of America Corp.	4,015,000	141,408
Intercontinental Exchange, Inc.	1,490,900	137,983
BlackRock, Inc.	250,000	125,675
The Blackstone Group Inc., Class A	1,583,200	88,564
Onex Corp.	1,342,800	84,970
T. Rowe Price Group, Inc.	627,500	76,455
CME Group Inc., Class A	370,100	74,287
Capital One Financial Corp.	672,000	69,156
American Funds Insurance Series — Growth Fund — Page 14 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Cos., Inc.	587,700	$65,476
SVB Financial Group[2]	253,900	63,739
Discover Financial Services	605,000	51,316
Fifth Third Bancorp	980,000	30,125
Bank of New York Mellon Corp.	559,000	28,134
S&P Global Inc.	88,000	24,028
Aon PLC, Class A	110,000	22,912
Moody’s Corp.	90,700	21,533
Morgan Stanley	411,000	21,010
State Street Corp.	244,800	19,364
RenaissanceRe Holdings Ltd.	57,100	11,193
Ares Management Corp., Class A	310,500	11,082
Arch Capital Group Ltd.[2]	240,900	10,332
MSCI Inc.	40,000	10,327
London Stock Exchange Group PLC[1]	89,600	9,255
		2,416,480
Industrials 6.44%
TransDigm Group Inc.	689,000	385,840
MTU Aero Engines AG1	1,034,033	295,275
CSX Corp.	1,882,200	136,196
Airbus SE, non-registered shares[1]	920,327	135,028
Boeing Co.	347,100	113,071
Northrop Grumman Corp.	265,100	91,186
ASGN Inc.[2]	1,074,125	76,231
Honeywell International Inc.	400,000	70,800
Grafton Group PLC, units[1]	5,926,200	68,445
Norfolk Southern Corp.	311,300	60,433
Union Pacific Corp.	306,000	55,322
Safran SA1	339,375	52,608
Lockheed Martin Corp.	130,000	50,619
Parker-Hannifin Corp.	225,000	46,309
Waste Connections, Inc.	506,900	46,021
Equifax Inc.	247,800	34,722
Masco Corp.	722,000	34,649
BWX Technologies, Inc.	375,400	23,305
Old Dominion Freight Line, Inc.	85,400	16,207
Stericycle, Inc.[2]	193,100	12,322
Westinghouse Air Brake Technologies Corp.	123,044	9,573
Deere & Co.	53,400	9,252
Armstrong World Industries, Inc.	74,500	7,001
Uber Technologies, Inc.[2]	151,367	4,502
		1,834,917
Materials 2.83%
Franco-Nevada Corp.	1,082,007	111,730
Sherwin-Williams Co.	174,700	101,944
Barrick Gold Corp.	4,058,000	75,438
LyondellBasell Industries NV	776,500	73,364
Newmont Goldcorp Corp.	1,671,160	72,612
Linde PLC	259,300	55,205
Vale SA, ordinary nominative (ADR)	3,787,200	49,991
Norsk Hydro ASA[1]	12,831,823	47,905
Allegheny Technologies Inc.[2]	2,070,860	42,784
Grupo México, SAB de CV, Series B	15,245,000	41,814
American Funds Insurance Series — Growth Fund — Page 15 of 184

Common stocks (continued) Materials (continued)	Shares	Value (000)
Celanese Corp.	287,300	$35,372
DuPont de Nemours Inc.	469,436	30,138
Dow Inc.	530,000	29,007
Royal Gold, Inc.	161,000	19,682
CCL Industries Inc., Class B, nonvoting shares	457,000	19,469
		806,455
Consumer staples 2.72%
Altria Group, Inc.	3,140,182	156,727
Costco Wholesale Corp.	522,900	153,691
Kerry Group PLC, Class A1	1,100,000	136,951
British American Tobacco PLC[1]	2,153,800	91,763
Philip Morris International Inc.	955,200	81,278
Keurig Dr Pepper Inc.	1,118,800	32,389
Coca-Cola European Partners PLC	516,000	26,254
Anheuser-Busch InBev SA/NV1	281,000	23,042
Mondelez International, Inc.	395,000	21,757
Constellation Brands, Inc., Class A	89,000	16,888
Walgreens Boots Alliance, Inc.	285,500	16,833
Estée Lauder Cos. Inc., Class A	43,800	9,046
Church & Dwight Co., Inc.	108,700	7,646
		774,265
Energy 2.45%
Chevron Corp.	1,000,000	120,510
Suncor Energy Inc.	3,588,116	117,601
EOG Resources, Inc.	1,034,400	86,641
Noble Energy, Inc.	3,235,000	80,357
Diamondback Energy, Inc.	751,000	69,738
Concho Resources Inc.	360,700	31,587
Enbridge Inc. (CAD denominated)	722,200	28,715
Murphy Oil Corp.	1,043,200	27,958
Royal Dutch Shell PLC, Class B (ADR)	419,100	25,133
Pioneer Natural Resources Co.	140,400	21,252
Viper Energy Partners LP	859,900	21,205
Parsley Energy, Inc., Class A	927,700	17,543
Schlumberger Ltd.	363,800	14,625
ConocoPhillips	222,100	14,443
Canadian Natural Resources, Ltd. (CAD denominated)	329,100	10,644
Equitrans Midstream Corp.	769,342	10,278
		698,230
Real estate 1.71%
Equinix, Inc. REIT	440,100	256,887
American Tower Corp. REIT	573,100	131,710
Crown Castle International Corp. REIT	284,500	40,442
Digital Realty Trust, Inc. REIT	245,000	29,336
Iron Mountain Inc. REIT	893,700	28,482
		486,857
Utilities 0.27%
Exelon Corp.	1,705,000	77,731
Total common stocks (cost: $14,882,833,000)		27,402,723
American Funds Insurance Series — Growth Fund — Page 16 of 184

Convertible bonds 0.09% Consumer staples 0.09%	Principal amount (000)	Value (000)
JUUL Labs, Inc. 7.00% 2024[1,3]	$ 25,000	$25,000
Total convertible bonds (cost: $25,000,000)		25,000
Short-term securities 3.87% Money market investments 3.87%	Shares
Capital Group Central Cash Fund 1.73%[5]	11,024,924	1,102,492
Total short-term securities (cost: $1,102,383,000)		1,102,492
Total investment securities 100.21% (cost: $16,010,216,000)		28,530,215
Other assets less liabilities (0.21)%		(60,556)
Net assets 100.00%		$28,469,659
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,186,070,000, which represented 7.68% of the net assets of the fund. This amount includes $2,122,221,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Rate represents the seven-day yield at 12/31/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$38,849.14%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 17 of 184

International Fund
Investment portfolio
December 31, 2019
Common stocks 92.87% Financials 16.40%	Shares	Value (000)
AIA Group Ltd.[1]	40,985,700	$431,237
HDFC Bank Ltd.[1]	17,086,200	304,509
HDFC Bank Ltd. (ADR)	531,294	33,668
Kotak Mahindra Bank Ltd.[1]	8,121,048	191,537
Axis Bank Ltd.[1]	7,270,300	75,310
Axis Bank Ltd.[1,2]	3,222,055	34,069
BNP Paribas SA1	1,722,058	102,509
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,867,600	81,355
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	7,515
Sberbank of Russia PJSC (ADR)[1]	2,593,300	42,670
The People’s Insurance Co. (Group) of China Ltd., Class H1	92,051,000	38,327
PICC Property and Casualty Co. Ltd., Class H1	25,490,000	30,735
London Stock Exchange Group PLC[1]	217,000	22,414
Banco Santander, SA1	5,205,000	21,978
B3 SA - Brasil, Bolsa, Balcao	1,756,300	18,761
ING Groep NV1	1,486,000	17,859
UniCredit SpA[1]	1,212,711	17,730
Sony Financial Holdings Inc.[1]	730,000	17,474
Zurich Insurance Group AG1	38,905	15,956
IndusInd Bank Ltd.[1]	750,510	15,885
FinecoBank SpA[1]	1,037,559	12,454
Royal Bank of Canada	135,000	10,682
Hiscox Ltd.[1]	561,134	10,612
ICICI Bank Ltd.[1]	1,375,000	10,416
Capitec Bank Holdings Ltd.[1]	99,000	10,231
Metropolitan Bank & Trust Co.[1]	7,419,516	9,683
Standard Chartered PLC (GBP denominated)[1]	654,500	6,181
Standard Chartered PLC (HKD denominated)[1]	358,950	3,349
Bank Rakyat Indonesia (Persero) Tbk PT1	29,695,000	9,372
Türkiye Garanti Bankasi AS1,3	4,881,000	9,148
Prudential PLC[1]	455,700	8,768
DBS Group Holdings Ltd.[1]	450,000	8,674
Barclays PLC[1]	3,373,000	8,055
Akbank TAS[1,3]	5,252,000	7,165
Hargreaves Lansdown PLC[1]	230,600	5,938
		1,652,226
Consumer discretionary 13.95%
Alibaba Group Holding Ltd. (ADR)[3]	1,635,100	346,805
Sony Corp.[1]	2,051,700	139,653
MercadoLibre, Inc.[3]	190,000	108,669
Meituan Dianping, Class B1,3	7,500,347	98,223
Kering SA1	139,238	91,726
Galaxy Entertainment Group Ltd.[1]	11,306,000	83,334
Ryohin Keikaku Co., Ltd.[1]	3,319,000	77,413
Fast Retailing Co., Ltd.[1]	105,400	62,474
American Funds Insurance Series — International Fund — Page 18 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sands China Ltd.[1]	11,098,000	$59,514
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	56,434
EssilorLuxottica[1]	304,840	46,567
Maruti Suzuki India Ltd.[1]	422,000	43,582
B2W - Cia. Digital, ordinary nominative[3]	2,406,000	37,597
Prosus NV1,3	287,200	21,490
Hyundai Motor Co.[1]	196,200	20,401
Industria de Diseño Textil, SA1	511,000	18,101
William Hill PLC[1]	6,980,000	17,448
LVMH Moët Hennessy-Louis Vuitton SE1	35,550	16,557
Naspers Ltd., Class N1	86,996	14,220
Hyundai Mobis Co., Ltd.[1]	60,951	13,478
Nitori Holdings Co., Ltd.[1]	83,000	13,115
Toyota Motor Corp.[1]	180,000	12,674
adidas AG1	17,466	5,676
Burberry Group PLC[1]	34,600	1,012
		1,406,163
Industrials 13.85%
Airbus SE, non-registered shares[1]	2,723,949	399,652
Recruit Holdings Co., Ltd.[1]	3,871,300	145,678
Melrose Industries PLC[1]	37,984,233	121,412
Safran SA1	523,100	81,088
Rheinmetall AG1	639,400	73,528
Rolls-Royce Holdings PLC[1,3]	8,080,688	73,172
Knorr-Bremse AG, non-registered shares[1]	703,099	71,566
Komatsu Ltd.[1]	2,880,500	69,061
Airports of Thailand PCL, foreign registered[1]	18,157,000	44,872
Adani Ports & Special Economic Zone Ltd.[1]	8,695,437	44,613
NIBE Industrier AB, Class B1	2,474,315	42,908
Jardine Matheson Holdings Ltd.[1]	646,600	35,954
A.P. Møller - Mærsk A/S, Class B1	23,500	33,909
International Container Terminal Services, Inc.[1]	12,890,350	32,694
CCR SA, ordinary nominative	6,640,200	31,330
easyJet PLC[1]	1,561,800	29,708
Shanghai International Airport Co., Ltd., Class A1	2,032,685	22,994
Nidec Corp.[1]	118,700	16,215
DP World PLC[1]	824,337	10,788
Thales SA1	96,200	10,009
Alliance Global Group, Inc.[1,3]	20,000,000	4,600
		1,395,751
Health care 12.43%
Novartis AG1	2,624,133	248,617
Daiichi Sankyo Co., Ltd.[1]	2,160,000	142,631
Chugai Pharmaceutical Co., Ltd.[1]	1,243,500	114,531
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	113,302
Grifols, SA, Class A, non-registered shares[1]	2,656,981	93,813
Grifols, SA, Class B (ADR)	793,690	18,485
Alcon Inc.[1,3]	1,903,239	107,818
Fresenius SE & Co. KGaA[1]	1,819,000	102,675
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	70,723
Hikma Pharmaceuticals PLC[1]	2,371,000	62,808
Bayer AG1	520,000	42,505
M3, Inc.[1]	1,084,200	32,740
American Funds Insurance Series — International Fund — Page 19 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
NMC Health PLC[1]	1,353,000	$31,762
Fresenius Medical Care AG & Co. KGaA[1]	351,000	26,033
Aier Eye Hospital Group Co., Ltd., Class A1	3,055,910	17,373
Merck KGaA[1]	142,000	16,804
HOYA Corp.[1]	100,000	9,548
		1,252,168
Information technology 7.24%
ASML Holding NV1	682,174	203,158
Samsung Electronics Co., Ltd.[1]	3,702,250	178,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	68,474
PagSeguro Digital Ltd., Class A3	1,392,000	47,551
SK hynix, Inc.[1]	536,000	43,562
Amadeus IT Group SA, Class A, non-registered shares[1]	475,000	38,920
MediaTek Inc.[1]	2,314,000	34,249
Keyence Corp.[1]	95,200	33,696
OBIC Co., Ltd.[1]	172,600	23,315
Tokyo Electron Ltd.[1]	81,400	17,888
Lenovo Group Ltd.[1]	17,502,000	11,774
Largan Precision Co., Ltd.[1]	66,000	11,028
Nomura Research Institute, Ltd.[1]	434,300	9,344
Infineon Technologies AG1	358,000	8,210
		729,559
Materials 6.73%
Vale SA, ordinary nominative (ADR)	15,349,717	202,616
Vale SA, ordinary nominative	102,481	1,358
Asahi Kasei Corp.[1]	12,779,780	143,397
First Quantum Minerals Ltd.	5,407,000	54,838
Shin-Etsu Chemical Co., Ltd.[1]	377,200	41,355
Teck Resources Ltd., Class B	2,208,800	38,306
Linde PLC (EUR denominated)[1]	146,300	31,406
ArcelorMittal SA1	1,582,000	27,945
Rio Tinto PLC[1]	460,000	27,332
Fortescue Metals Group Ltd.[1]	3,281,789	24,735
CRH PLC[1]	476,091	19,097
Akzo Nobel NV1	118,578	12,090
LafargeHolcim Ltd.[1]	204,693	11,351
BASF SE1	135,600	10,283
Evonik Industries AG1	331,710	10,168
Koninklijke DSM NV1	54,300	7,088
Hindalco Industries Ltd.[1]	1,726,000	5,235
Aluminum Corp. of China Ltd., Class H1,3	15,036,000	5,155
UPL Ltd.[1]	504,889	4,136
		677,891
Consumer staples 6.72%
Pernod Ricard SA1	785,326	140,578
Nestlé SA1	1,142,100	123,731
Kirin Holdings Co., Ltd.[1]	4,041,800	88,154
KOSÉ Corp.[1]	458,100	66,954
British American Tobacco PLC[1]	1,246,000	53,086
Thai Beverage PCL[1]	73,038,000	48,345
Treasury Wine Estates Ltd.[1]	3,570,043	40,797
Imperial Brands PLC[1]	1,630,000	40,389
American Funds Insurance Series — International Fund — Page 20 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
LG Household & Health Care Ltd.[1]	19,000	$20,698
Kweichow Moutai Co., Ltd., Class A1	99,000	16,832
Wal-Mart de México, SAB de CV, Series V	4,123,000	11,808
Philip Morris International Inc.	123,000	10,466
Shiseido Co., Ltd.[1]	108,900	7,787
Glanbia PLC[1]	504,504	5,839
Chocoladefabriken Lindt & Sprüngli AG1	19	1,679
		677,143
Communication services 4.91%
SoftBank Group Corp.[1]	4,168,200	181,469
Tencent Holdings Ltd.[1]	2,555,987	123,297
Altice Europe NV, Class A1,3	13,236,760	85,540
Altice Europe NV, Class B1,3	1,077,927	6,903
Nintendo Co., Ltd.[1]	101,500	40,970
ITV PLC[1]	9,500,415	19,069
América Móvil, SAB de CV, Series L (ADR)	667,857	10,686
América Móvil, SAB de CV, Series L	2,139,900	1,709
Nippon Telegraph and Telephone Corp.[1]	365,200	9,251
TalkTalk Telecom Group PLC[1]	5,624,000	8,661
LG Uplus Corp.[1]	577,000	7,078
		494,633
Energy 4.86%
Reliance Industries Ltd.[1]	5,591,364	118,767
Royal Dutch Shell PLC, Class B1	2,148,307	64,014
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	786,310	23,373
Oil Search Ltd.[1]	13,449,600	68,611
Canadian Natural Resources, Ltd. (CAD denominated)	1,481,000	47,901
TOTAL SA1	795,780	43,977
BP PLC[1]	6,504,863	40,833
Cenovus Energy Inc. (CAD denominated)	2,482,000	25,230
Saipem SpA, Class S1,3	4,409,000	21,558
Neste Oyj[1]	494,500	17,207
Ultrapar Participacoes SA, ordinary nominative	1,485,800	9,411
Suncor Energy Inc.	277,900	9,108
		489,990
Utilities 3.56%
ENN Energy Holdings Ltd.[1]	14,004,000	153,115
China Gas Holdings Ltd.[1]	24,134,000	90,467
E.ON SE1	7,101,000	75,944
China Resources Gas Group Ltd.[1]	7,178,000	39,455
		358,981
Real estate 2.22%
China Overseas Land & Investment Ltd.[1]	23,746,000	92,741
Ayala Land, Inc.[1]	58,363,700	52,341
Sun Hung Kai Properties Ltd.[1]	2,951,666	45,276
China Resources Land Ltd.[1]	3,040,000	15,147
CK Asset Holdings Ltd.[1]	1,442,000	10,451
Vinhomes JSC[1]	2,008,487	7,353
		223,309
Total common stocks (cost: $6,922,555,000)		9,357,814
American Funds Insurance Series — International Fund — Page 21 of 184

Preferred securities 1.20% Health care 0.70%	Shares	Value (000)
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	$70,526
Financials 0.50%
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,490,000	50,234
Total preferred securities (cost: $99,792,000)		120,760
Rights & warrants 0.23% Health care 0.23%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,4]	1,733,200	22,939
Total rights & warrants (cost: $13,238,000)		22,939
Bonds, notes & other debt instruments 0.44% Corporate bonds & notes 0.33% Materials 0.27%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[4]	$997	1,001
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,887
		26,888
Consumer staples 0.06%
JBS Investments GmbH II 6.25% 2023	6,155	6,247
Total corporate bonds & notes		33,135
Bonds & notes of governments outside the U.S. 0.11%
United Mexican States, Series M, 8.00% 2023	MXN203,000	11,194
Total bonds, notes & other debt instruments (cost: $38,713,000)		44,329
Short-term securities 5.41% Money market investments 5.41%	Shares
Capital Group Central Cash Fund 1.73%[5]	5,444,569	544,457
Total short-term securities (cost: $544,206,000)		544,457
Total investment securities 100.15% (cost: $7,618,504,000)		10,090,299
Other assets less liabilities (0.15)%		(14,868)
Net assets 100.00%		$10,075,431
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD17,024	GBP12,948	Barclays Bank PLC	1/9/2020	$(131)
American Funds Insurance Series — International Fund — Page 22 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,247,137,000, which represented 81.85% of the net assets of the fund. This amount includes $8,199,688,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,827,000, which represented .49% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$34,069.34%
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 23 of 184

New World Fund®
Investment portfolio
December 31, 2019
Common stocks 88.36% Information technology 23.02%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,405,000	$104,155
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	250,000	14,525
PagSeguro Digital Ltd., Class A2	2,921,023	99,782
Microsoft Corp.	538,524	84,925
StoneCo Ltd., Class A2	1,780,826	71,037
Keyence Corp.[1]	140,000	49,553
Broadcom Inc.	156,350	49,410
Visa Inc., Class A	223,400	41,977
PayPal Holdings, Inc.[2]	353,000	38,184
EPAM Systems, Inc.[2]	158,100	33,543
Adobe Inc.[2]	100,400	33,113
Largan Precision Co., Ltd.[1]	181,000	30,243
Autodesk, Inc.[2]	146,100	26,804
Mastercard Inc., Class A	79,800	23,827
Halma PLC[1]	843,000	23,666
Amphenol Corp., Class A	190,000	20,564
Accenture PLC, Class A	86,500	18,214
Network International Holdings PLC[1,2]	1,521,182	12,911
TravelSky Technology Ltd., Class H1	4,640,448	11,340
ASML Holding NV1	33,500	9,977
Globant SA2	83,000	8,802
Hexagon AB, Class B1	152,940	8,569
Temenos AG1	52,700	8,332
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	1,501,982	7,072
WiseTech Global Ltd.[1]	408,518	6,707
Inphi Corp.[2]	65,000	4,811
Tokyo Electron Ltd.[1]	16,400	3,604
Apple Inc.	11,800	3,465
Micron Technology, Inc.[2]	63,700	3,426
ON Semiconductor Corp.[2]	121,000	2,950
Cree, Inc.[2]	60,000	2,769
Samsung Electronics Co., Ltd.[1]	47,000	2,265
Kingdee International Software Group Co. Ltd.[1]	1,539,000	1,540
Advanced Micro Devices, Inc.[2]	32,000	1,468
TE Connectivity Ltd.	11,000	1,054
Atlassian Corp. PLC, Class A2	7,750	933
		865,517
Financials 13.11%
HDFC Bank Ltd.[1]	4,410,200	78,598
Kotak Mahindra Bank Ltd.[1]	2,942,900	69,409
B3 SA - Brasil, Bolsa, Balcao	5,593,400	59,748
AIA Group Ltd.[1]	5,316,600	55,939
Sberbank of Russia PJSC (ADR)[1]	1,371,100	22,560
Sberbank of Russia PJSC (ADR)	682,500	11,193
HDFC Life Insurance Co. Ltd.[1]	3,387,520	29,718
American Funds Insurance Series — New World Fund — Page 24 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
XP Inc., Class A2	725,900	$27,962
Bank Central Asia Tbk PT1	9,869,000	23,709
S&P Global Inc.	72,000	19,660
IndusInd Bank Ltd.[1]	832,000	17,610
Capitec Bank Holdings Ltd.[1]	153,526	15,865
UniCredit SpA[1]	1,048,005	15,322
PICC Property and Casualty Co. Ltd., Class H1	9,880,000	11,913
The People’s Insurance Co. (Group) of China Ltd., Class H1	20,226,000	8,421
Türkiye Garanti Bankasi AS1,2	3,054,700	5,725
Ping An Insurance (Group) Co. of China, Ltd., Class H1	234,300	2,776
Ping An Insurance (Group) Co. of China, Ltd., Class A1	173,400	2,128
ICICI Bank Ltd.[1]	469,800	3,559
Akbank TAS[1,2]	2,210,000	3,015
Vietnam Technological and Commercial Joint Stock Bank[1,2]	2,368,674	2,520
Standard Chartered PLC (GBP denominated)[1]	125,100	1,182
Standard Chartered PLC (HKD denominated)[1]	68,650	640
Prudential PLC[1]	85,000	1,635
Moscow Exchange MICEX-RTS PJSC[1]	783,000	1,359
Bank Rakyat Indonesia (Persero) Tbk PT1	2,444,700	772
		492,938
Energy 9.90%
Reliance Industries Ltd.[1]	11,548,513	245,304
Royal Dutch Shell PLC, Class B1	1,126,400	33,564
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	58,128	1,728
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	22,778
LUKOIL Oil Co. PJSC (ADR)[1]	158,000	15,696
Novatek PJSC (GDR)[1]	73,700	14,966
Ultrapar Participacoes SA, ordinary nominative	1,720,106	10,895
BP PLC[1]	1,408,000	8,839
CNOOC Ltd.[1]	4,303,000	7,172
Baker Hughes Co., Class A	151,000	3,870
Oil Search Ltd.[1]	432,000	2,204
Noble Energy, Inc.	82,000	2,037
Exxon Mobil Corp.	25,000	1,745
TOTAL SA1	25,159	1,390
		372,188
Health care 9.15%
Notre Dame Intermédica Participações SA	2,800,868	47,520
BioMarin Pharmaceutical Inc.[2]	389,600	32,941
Carl Zeiss Meditec AG, non-registered shares[1]	216,552	27,619
AstraZeneca PLC[1]	269,800	26,993
Yunnan Baiyao Group Co., Ltd., Class A1	2,000,000	25,699
Abbott Laboratories	263,000	22,844
Illumina, Inc.[2]	67,000	22,227
Asahi Intecc Co., Ltd.[1]	698,600	20,569
Thermo Fisher Scientific Inc.	55,700	18,095
bioMérieux SA1	184,000	16,391
OdontoPrev SA, ordinary nominative	2,385,000	10,002
Pharmaron Beijing Co., Ltd., Class H1,2	1,184,000	6,610
Pharmaron Beijing Co., Ltd., Class A1	358,000	2,650
Novartis AG1	86,850	8,228
Pfizer Inc.	166,800	6,535
Zoetis Inc., Class A	40,000	5,294
American Funds Insurance Series — New World Fund — Page 25 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
HOYA Corp.[1]	52,000	$4,965
Boston Scientific Corp.[2]	109,000	4,929
Teva Pharmaceutical Industries Ltd. (ADR)[2]	465,000	4,557
Aier Eye Hospital Group Co., Ltd., Class A1	791,000	4,497
WuXi AppTec Co., Ltd., Class H1	305,200	3,787
Align Technology, Inc.[2]	12,000	3,349
PerkinElmer, Inc.	34,210	3,322
Koninklijke Philips NV (EUR denominated)[1]	65,000	3,178
Merck & Co., Inc.	33,000	3,001
Alcon Inc.[1,2]	46,500	2,634
Hypera SA, ordinary nominative	249,200	2,211
NMC Health PLC[1]	83,200	1,953
Straumann Holding AG1	1,500	1,472
		344,072
Materials 8.32%
Vale SA, ordinary nominative	2,881,660	38,182
Vale SA, ordinary nominative (ADR)	1,976,000	26,083
Freeport-McMoRan Inc.	3,945,000	51,758
Fortescue Metals Group Ltd.[1]	4,618,395	34,809
UPM-Kymmene Oyj[1]	894,000	30,984
First Quantum Minerals Ltd.	2,305,000	23,377
Rio Tinto PLC[1]	290,000	17,231
Givaudan SA1	5,300	16,587
CCL Industries Inc., Class B, nonvoting shares	367,000	15,635
UPL Ltd.[1]	1,732,500	14,192
Shree Cement Ltd.[1]	47,758	13,647
Koninklijke DSM NV1	89,000	11,618
Air Products and Chemicals, Inc.	17,000	3,995
SIG Combibloc Group AG1	242,000	3,864
Arkema SA1	26,100	2,784
Kansai Paint Co., Ltd.[1]	113,000	2,762
Celanese Corp.	22,000	2,709
BASF SE1	33,900	2,571
		312,788
Consumer discretionary 7.02%
Alibaba Group Holding Ltd.[1,2]	1,355,096	36,032
Alibaba Group Holding Ltd. (ADR)[2]	30,300	6,427
Melco Resorts & Entertainment Ltd. (ADR)	931,500	22,514
Marriott International, Inc., Class A	144,800	21,927
General Motors Co.	542,000	19,837
Galaxy Entertainment Group Ltd.[1]	2,395,000	17,653
MercadoLibre, Inc.[2]	27,850	15,929
Ferrari NV1	93,800	15,558
Hermès International[1]	19,100	14,293
MakeMyTrip Ltd., non-registered shares[2]	594,000	13,603
Naspers Ltd., Class N1	75,835	12,395
Meituan Dianping, Class B1,2	908,656	11,900
Fast Retailing Co., Ltd.[1]	10,800	6,402
Ryohin Keikaku Co., Ltd.[1]	173,000	4,035
Domino’s Pizza, Inc.	12,100	3,555
Zhongsheng Group Holdings Ltd.[1]	828,000	3,367
Prosus NV1,2	44,636	3,340
NIKE, Inc., Class B	31,000	3,141
American Funds Insurance Series — New World Fund — Page 26 of 184

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	6,700	$3,120
Trip.com Group Ltd. (ADR)[2]	92,000	3,086
Kering SA1	4,100	2,701
InterContinental Hotels Group PLC[1]	38,950	2,683
IDP Education Ltd.[1]	214,000	2,585
EssilorLuxottica[1]	14,500	2,215
Hyundai Motor Co.[1]	20,000	2,080
Suzuki Motor Corp.[1]	47,000	1,969
Eicher Motors Ltd.[1]	6,100	1,926
Booking Holdings Inc.[2]	900	1,848
Li Ning Co. Ltd.[1]	582,000	1,745
Peugeot SA1	72,196	1,729
Valeo SA, non-registered shares[1]	35,000	1,239
adidas AG1	3,702	1,203
Vivo Energy PLC[1]	670,000	1,098
Maruti Suzuki India Ltd.[1]	8,332	860
		263,995
Communication services 5.88%
Facebook, Inc., Class A2	268,000	55,007
Alphabet Inc., Class C2	23,220	31,046
Alphabet Inc., Class A2	10,000	13,394
Activision Blizzard, Inc.	366,400	21,772
Yandex NV, Class A2	456,500	19,853
Sea Ltd., Class A (ADR)[2]	493,500	19,849
Tencent Holdings Ltd.[1]	353,100	17,033
Vodafone Idea Ltd.[1,2]	107,441,068	9,289
JOYY Inc., Class A (ADR)[2]	174,000	9,186
Electronic Arts Inc.[2]	38,400	4,128
América Móvil, SAB de CV, Series L (ADR)	150,000	2,400
América Móvil, SAB de CV, Series L	525,000	419
SoftBank Group Corp.[1]	61,000	2,656
HUYA, Inc. (ADR)[2,3]	147,600	2,649
Z Holding Corp.[1]	586,700	2,458
Intouch Holdings PCL, foreign registered[1]	1,192,000	2,274
Netflix, Inc.[2]	7,000	2,265
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	6,526,000	1,859
Ubisoft Entertainment SA1,2	21,454	1,484
JCDecaux SA1	38,373	1,184
Bharti Infratel Ltd.[1]	312,492	1,107
		221,312
Consumer staples 5.58%
Kweichow Moutai Co., Ltd., Class A1	334,161	56,813
Nestlé SA1	333,296	36,108
Treasury Wine Estates Ltd.[1]	2,885,454	32,974
AAK AB1	1,110,000	21,098
Kirin Holdings Co., Ltd.[1]	778,000	16,969
British American Tobacco PLC[1]	335,000	14,273
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	1,090,885	6,163
Pernod Ricard SA1	22,330	3,997
Herbalife Nutrition Ltd.[2]	77,000	3,671
Bid Corp. Ltd.[1]	153,000	3,609
Mondelez International, Inc.	52,000	2,864
Thai Beverage PCL[1]	3,681,000	2,436
American Funds Insurance Series — New World Fund — Page 27 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Coca-Cola FEMSA, SAB de CV, units	310,000	$1,884
CP ALL PCL, foreign registered[1]	768,000	1,847
Estée Lauder Cos. Inc., Class A	8,800	1,818
Shiseido Co., Ltd.[1]	24,000	1,716
Budweiser Brewing Co., APAC Ltd.[1,2]	448,000	1,513
		209,753
Industrials 4.40%
Airbus SE, non-registered shares[1]	276,729	40,601
Shanghai International Airport Co., Ltd., Class A1	2,014,760	22,791
Nidec Corp.[1]	165,000	22,540
Rational AG1	19,400	15,603
DSV Panalpina A/S1	85,722	9,923
Knorr-Bremse AG, non-registered shares[1]	93,000	9,466
Edenred SA1	151,689	7,849
MTU Aero Engines AG1	24,800	7,082
Safran SA1	36,000	5,580
Boeing Co.	13,000	4,235
International Container Terminal Services, Inc.[1]	1,669,300	4,234
SMC Corp.[1]	8,600	3,931
TransDigm Group Inc.	7,000	3,920
CCR SA, ordinary nominative	819,300	3,866
Experian PLC[1]	65,000	2,198
Fortive Corp.	17,000	1,298
Guangzhou Baiyun International Airport Co. Ltd., Class A1	147,950	371
		165,488
Real estate 1.09%
American Tower Corp. REIT	87,500	20,109
ESR Cayman Ltd.[1,2]	3,335,800	7,534
Embassy Office Parks REIT[1]	717,600	4,260
China Overseas Land & Investment Ltd.[1]	970,000	3,789
Longfor Group Holdings Ltd.[1]	677,000	3,180
Ayala Land, Inc.[1]	2,614,000	2,344
		41,216
Utilities 0.89%
AES Corp.	885,000	17,612
China Resources Gas Group Ltd.[1]	2,274,000	12,499
ENN Energy Holdings Ltd.[1]	295,000	3,225
		33,336
Total common stocks (cost: $2,372,140,000)		3,322,603
Preferred securities 1.90% Industrials 0.65%
Azul SA, preferred nominative (ADR)[2]	433,223	18,542
Azul SA, preferred nominative[2]	419,250	6,074
		24,616
Consumer discretionary 0.50%
Volkswagen AG, nonvoting preferred shares[1]	95,000	18,780
American Funds Insurance Series — New World Fund — Page 28 of 184

Preferred securities (continued) Financials 0.48%	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,522,000	$13,926
Itaú Unibanco Holding SA, preferred nominative	457,000	4,215
		18,141
Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	149,500	5,832
Health care 0.11%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	172,000	4,008
Real estate 0.00%
Ayala Land, Inc., preference shares[1,2,4]	15,000,000	27
Total preferred securities (cost: $50,498,000)		71,404
Rights & warrants 0.70% Health care 0.56%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,5]	1,594,320	21,101
Consumer staples 0.14%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,5]	348,300	5,378
Total rights & warrants (cost: $15,629,000)		26,479
Bonds, notes & other debt instruments 2.57% Bonds & notes of governments & government agencies outside the U.S. 2.35%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[5]	$ 1,400	1,397
Angola (Republic of) 8.00% 2029[5]	2,000	2,139
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 70.253% 2020[6]	ARS4,162	36
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 55.469% 2022[6]	13,621	128
Argentine Republic 8.28% 2033[7]	$1,318	815
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[8]	1,700	835
Argentine Republic 6.875% 2048	2,595	1,251
Bahrain (Kingdom of) 6.75% 2029[5]	500	585
Banque Centrale de Tunisie 6.75% 2023	€110	128
Banque Centrale de Tunisie 5.625% 2024	365	408
Banque Centrale de Tunisie 5.75% 2025	$425	398
Belarus (Republic of) 6.875% 2023	500	535
Brazil (Federative Republic of) Global 5.625% 2047	1,995	2,260
Buenos Aires (City of) 8.95% 2021	707	735
Cameroon (Republic of) 9.50% 2025	1,750	1,969
Colombia (Republic of) 4.50% 2026	1,250	1,363
Costa Rica (Republic of) 6.125% 2031[5]	1,000	1,065
Dominican Republic 7.50% 2021	533	555
Dominican Republic 5.50% 2025[5]	970	1,047
Dominican Republic 10.375% 2026	DOP24,000	466
Dominican Republic 11.00% 2026	7,900	158
Dominican Republic 11.00% 2026	4,000	80
Dominican Republic 8.625% 2027[5]	$575	700
Dominican Republic 11.25% 2027	DOP22,900	458
American Funds Insurance Series — New World Fund — Page 29 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 11.375% 2029	DOP12,800	$260
Dominican Republic 7.45% 2044[5]	$1,125	1,361
Dominican Republic 7.45% 2044	1,100	1,331
Dominican Republic 6.85% 2045[5]	500	572
Egypt (Arab Republic of) 16.00% 2022	EGP7,800	505
Egypt (Arab Republic of) 5.625% 2030	€900	1,044
Egypt (Arab Republic of) 8.50% 2047	$1,000	1,113
Egypt (Arab Republic of) 8.15% 2059[5]	1,300	1,393
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,400	1,515
Gabonese Republic 6.375% 2024	2,000	2,094
Guatemala (Republic of) 4.375% 2027	1,100	1,142
Honduras (Republic of) 7.50% 2024	500	558
Honduras (Republic of) 6.25% 2027	1,000	1,094
Indonesia (Republic of) 4.75% 2026[5]	2,100	2,337
Indonesia (Republic of) 6.625% 2037	603	820
Indonesia (Republic of) 7.75% 2038	707	1,064
Indonesia (Republic of) 5.25% 2042	840	1,014
Iraq (Republic of) 6.752% 2023	1,520	1,559
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	230	247
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	1,530	1,618
Kazakhstan (Republic of) 6.50% 2045[5]	800	1,182
Kenya (Republic of) 6.875% 2024	1,350	1,465
Kenya (Republic of) 6.875% 2024[5]	900	976
Kenya (Republic of) 8.25% 2048[5]	500	537
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR2,000	500
Malaysia (Federation of), Series 0619, 4.119% 2034	3,000	762
Malaysia (Federation of), Series 0418, 4.893% 2038	2,300	641
Nigeria (Republic of) 6.375% 2023	$1,025	1,098
Oman (Sultanate of) 5.625% 2028	1,900	1,970
Pakistan (Islamic Republic of) 5.50% 2021[5]	900	922
Pakistan (Islamic Republic of) 5.625% 2022	500	514
Pakistan (Islamic Republic of) 8.25% 2024	300	335
Pakistan (Islamic Republic of) 8.25% 2025[5]	410	460
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,500	1,567
Panama (Republic of) 3.75% 2026[5]	980	1,034
Panama (Republic of) 4.50% 2047	1,555	1,853
Panama (Republic of) 4.30% 2053	400	466
Paraguay (Republic of) 5.00% 2026[5]	500	554
Paraguay (Republic of) 4.70% 2027[5]	800	882
Paraguay (Republic of) 4.70% 2027	500	551
Peru (Republic of) 6.55% 2037	700	1,026
Poland (Republic of) 3.25% 2026	300	319
Qatar (State of) 4.50% 2028[5]	3,000	3,443
Romania 2.875% 2029	€1,350	1,713
Romania 5.125% 2048[5]	$1,500	1,732
Russian Federation 6.50% 2024	RUB70,000	1,155
Russian Federation 4.375% 2029[5]	$1,000	1,114
Russian Federation 6.90% 2029	RUB73,500	1,249
Russian Federation 5.10% 2035	$1,000	1,200
Senegal (Republic of) 4.75% 2028	€1,000	1,186
South Africa (Republic of) 5.875% 2030	$1,800	1,950
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	251
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	1,003
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	400
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	703
American Funds Insurance Series — New World Fund — Page 30 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	$1,010	$999
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]	500	497
Turkey (Republic of) 4.875% 2043	1,295	1,071
Turkey (Republic of) 5.75% 2047	2,005	1,782
Ukraine Government 7.75% 2027	2,700	2,963
Ukraine Government 7.375% 2032	1,750	1,871
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	64	8
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	135
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	114
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	10
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	166
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	36
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	15
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	8
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	20
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	38
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	13
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	13
		88,624
Corporate bonds & notes 0.22% Utilities 0.06%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	665	693
State Grid Overseas Investment Ltd. 3.50% 2027[5]	900	942
State Grid Overseas Investment Ltd. 4.25% 2028	500	554
		2,189
Energy 0.05%
Gazprom OJSC 6.51% 2022[5]	600	653
Petrobras Global Finance Co. 5.093% 2030[5]	827	887
Petrobras Global Finance Co. 6.85% 2115	314	360
		1,900
Financials 0.05%
HSBK (Europe) BV 7.25% 2021[5]	1,125	1,181
VEB Finance Ltd. 6.902% 2020	600	614
		1,795
Materials 0.04%
Braskem Idesa Sapi 7.45% 2029[5]	300	320
CSN Resources SA 7.625% 2023	1,000	1,068
		1,388
Industrials 0.02%
DP World Crescent 4.848% 2028[5]	835	918
Total corporate bonds & notes		8,190
Total bonds, notes & other debt instruments (cost: $92,583,000)		96,814
Short-term securities 6.56% Money market investments 6.35%	Shares
Capital Group Central Cash Fund 1.73%[10]	2,386,731	238,673
American Funds Insurance Series — New World Fund — Page 31 of 184

Short-term securities (continued) Other short-term securities 0.21%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (10.54%)–65.81% due 9/30/2019–7/31/2020[9]	ARS469,721	$5,995
Nigerian Treasury Bills 12.40% due 1/9/2020	NGN700,000	1,935
		7,930
Total short-term securities (cost: $251,630,000)		246,603
Total investment securities 100.09% (cost: $2,782,480,000)		3,763,903
Other assets less liabilities (0.09)%		(3,492)
Net assets 100.00%		$3,760,411
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,928,580,000, which represented 51.29% of the net assets of the fund. This amount includes $1,899,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $2,679,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $61,434,000, which represented 1.63% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
MYR = Malaysian ringgits
NGN = Nigerian naira
RUB = Russian rubles
American Funds Insurance Series — New World Fund — Page 32 of 184

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2019
Common stocks 96.37% Health care 21.60%	Shares	Value (000)
Abbott Laboratories	5,266,500	$457,448
UnitedHealth Group Inc.	1,137,000	334,255
AbbVie Inc.	3,603,660	319,068
Amgen Inc.	1,194,510	287,961
Gilead Sciences, Inc.	2,845,712	184,914
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	101,271
Humana Inc.	259,000	94,929
Medtronic PLC	700,000	79,415
Merck & Co., Inc.	500,000	45,475
Thermo Fisher Scientific Inc.	87,000	28,264
Stryker Corp.	125,400	26,326
Bristol-Myers Squibb Co.	400,000	25,676
PerkinElmer, Inc.	210,400	20,430
		2,005,432
Information technology 15.66%
Microsoft Corp.	2,469,200	389,393
QUALCOMM Inc.	2,846,800	251,173
Broadcom Inc.	575,100	181,743
Apple Inc.	400,000	117,460
Mastercard Inc., Class A	337,000	100,625
Intel Corp.	1,680,000	100,548
Texas Instruments Inc.	780,000	100,066
Accenture PLC, Class A	400,000	84,228
Automatic Data Processing, Inc.	338,500	57,715
Fidelity National Information Services, Inc.	212,000	29,487
Applied Materials, Inc.	479,000	29,238
ASML Holding NV (New York registered)	39,200	11,601
		1,453,277
Energy 13.73%
Exxon Mobil Corp.	4,883,200	340,750
EOG Resources, Inc.	3,208,800	268,769
Diamondback Energy, Inc.	1,320,033	122,578
Schlumberger Ltd.	2,602,000	104,600
Baker Hughes Co., Class A	3,942,000	101,034
Concho Resources Inc.	859,500	75,266
TC Energy Corp.	1,350,000	71,969
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	68,006
Williams Companies, Inc.	1,792,000	42,506
Cenovus Energy Inc.	4,136,000	41,980
Canadian Natural Resources, Ltd.	1,136,000	36,750
		1,274,208
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 184

Common stocks (continued) Consumer staples 10.82%	Shares	Value (000)
Philip Morris International Inc.	3,005,600	$255,747
British American Tobacco PLC (ADR)	4,935,830	209,575
Constellation Brands, Inc., Class A	793,100	150,491
Costco Wholesale Corp.	273,000	80,240
Coca-Cola Co.	1,387,000	76,770
Altria Group, Inc.	1,500,000	74,865
PepsiCo, Inc.	400,000	54,668
Keurig Dr Pepper Inc.	1,594,000	46,146
Lamb Weston Holdings, Inc.	400,000	34,412
Mondelez International, Inc.	384,000	21,151
		1,004,065
Industrials 9.91%
CSX Corp.	3,628,500	262,558
General Dynamics Corp.	1,421,634	250,705
Illinois Tool Works Inc.	650,000	116,760
Airbus Group SE (ADR)	2,639,000	96,983
United Technologies Corp.	500,000	74,880
Union Pacific Corp.	400,000	72,316
Northrop Grumman Corp.	70,300	24,181
L3Harris Technologies, Inc.	93,600	18,521
Rolls-Royce Holdings PLC (ADR)	356,800	3,215
		920,119
Communication services 6.88%
Facebook, Inc., Class A1	1,339,800	274,994
Alphabet Inc., Class A1	103,775	138,995
Alphabet Inc., Class C1	3,000	4,011
Verizon Communications Inc.	1,604,500	98,516
Comcast Corp., Class A	1,970,000	88,591
Netflix, Inc.[1]	104,300	33,749
		638,856
Financials 5.12%
JPMorgan Chase & Co.	1,309,000	182,475
Wells Fargo & Co.	1,500,000	80,700
U.S. Bancorp	1,000,000	59,290
American International Group, Inc.	1,010,000	51,843
AIA Group Ltd. (ADR)	1,006,000	42,342
Nasdaq, Inc.	311,000	33,308
CME Group Inc., Class A	69,000	13,850
Willis Towers Watson PLC	56,800	11,470
		475,278
Consumer discretionary 4.87%
Lowe’s Cos., Inc.	1,314,975	157,481
McDonald’s Corp.	500,000	98,805
Hasbro, Inc.	515,000	54,389
Williams-Sonoma, Inc.	705,000	51,775
Marriott International, Inc., Class A	309,500	46,868
NIKE, Inc., Class B	225,000	22,795
Carnival Corp., units	249,000	12,657
Las Vegas Sands Corp.	110,000	7,594
		452,364
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 184

Common stocks (continued) Utilities 3.10%	Shares	Value (000)
Public Service Enterprise Group Inc.	2,594,000	$153,176
American Electric Power Co., Inc.	600,000	56,706
Sempra Energy	331,000	50,140
E.ON SE (ADR)	1,490,000	15,898
NextEra Energy, Inc.	50,000	12,108
		288,028
Real estate 2.35%
Kimco Realty Corp. REIT	2,677,000	55,441
Crown Castle International Corp. REIT	384,000	54,586
Simon Property Group, Inc. REIT	290,000	43,198
Healthpeak Properties, Inc. REIT	954,000	32,884
Alexandria Real Estate Equities, Inc. REIT	148,000	23,914
Equinix, Inc. REIT	10,000	5,837
Digital Realty Trust, Inc. REIT	17,000	2,036
		217,896
Materials 2.33%
Linde PLC	884,700	188,353
Freeport-McMoRan Inc.	2,106,600	27,638
		215,991
Total common stocks (cost: $6,823,043,000)		8,945,514
Rights & warrants 0.14% Financials 0.14%
American International Group, Inc., warrants, expire 2021[1]	1,282,000	13,179
Total rights & warrants (cost: $19,905,000)		13,179
Convertible stocks 0.06% Health care 0.06%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	4,900	5,777
Total convertible stocks (cost: $4,979,000)		5,777
Short-term securities 3.37% Money market investments 3.37%
Capital Group Central Cash Fund 1.73%[2]	3,124,623	312,462
Total short-term securities (cost: $312,432,000)		312,462
Total investment securities 99.94% (cost: $7,160,359,000)		9,276,932
Other assets less liabilities 0.06%		5,429
Net assets 100.00%		$9,282,361
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2019.
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 184

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 184

Global Growth and Income Fund
Investment portfolio
December 31, 2019
Common stocks 96.65% Information technology 15.69%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,650,800	$95,803
Microsoft Corp.	281,000	44,314
PagSeguro Digital Ltd., Class A2	1,128,752	38,558
Broadcom Inc.	121,200	38,302
Apple Inc.	112,390	33,003
ASML Holding NV1	70,000	20,847
Tokyo Electron Ltd.[1]	49,000	10,768
Fiserv, Inc.[2]	88,000	10,175
GoDaddy Inc., Class A2	142,000	9,645
Temenos AG1	60,000	9,486
SAP SE1	68,500	9,232
Afterpay Ltd.[1,2]	288,000	5,933
Murata Manufacturing Co., Ltd.[1]	67,000	4,142
Advanced Micro Devices, Inc.[2]	68,000	3,118
WiseTech Global Ltd.[1]	137,100	2,251
		335,577
Industrials 12.59%
Airbus SE, non-registered shares[1]	623,200	91,434
CCR SA, ordinary nominative	7,680,800	36,240
Lockheed Martin Corp.	66,000	25,699
Safran SA1	123,500	19,144
Rheinmetall AG1	151,500	17,422
Boeing Co.	49,400	16,093
International Consolidated Airlines Group, SA (CDI)[1]	1,462,994	12,149
General Dynamics Corp.	65,000	11,463
Illinois Tool Works Inc.	54,000	9,700
Honeywell International Inc.	48,000	8,496
MTU Aero Engines AG1	16,300	4,655
Union Pacific Corp.	24,400	4,411
Watsco, Inc.	23,500	4,233
VINCI SA1	37,128	4,125
DCC PLC[1]	45,600	3,969
		269,233
Financials 11.87%
Sberbank of Russia PJSC (ADR)[1]	1,710,000	28,136
AIA Group Ltd.[1]	2,503,000	26,336
HDFC Bank Ltd.[1]	1,288,000	22,955
Toronto-Dominion Bank (CAD denominated)	300,700	16,865
DBS Group Holdings Ltd.[1]	803,000	15,478
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	14,156
CME Group Inc., Class A	70,000	14,050
Sony Financial Holdings Inc.[1]	550,000	13,165
JPMorgan Chase & Co.	92,000	12,825
Bank Central Asia Tbk PT1	4,775,000	11,471
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 184

Common stocks (continued) Financials (continued)	Shares	Value (000)
Macquarie Group Ltd.[1]	114,700	$11,125
The Blackstone Group Inc., Class A	192,500	10,769
B3 SA - Brasil, Bolsa, Balcao	1,000,000	10,682
CIT Group Inc.	181,750	8,293
Barclays PLC[1]	3,365,000	8,036
BB Seguridade Participações SA	765,000	7,169
HDFC Life Insurance Co. Ltd.[1]	773,990	6,790
Truist Financial Corp.	116,550	6,564
AXA SA1	145,000	4,091
Prudential PLC[1]	177,000	3,406
UniCredit SpA[1]	56,319	823
M&G PLC[1,2]	177,000	557
		253,742
Consumer discretionary 9.58%
LVMH Moët Hennessy-Louis Vuitton SE1	56,200	26,174
Home Depot, Inc.	75,500	16,488
Norwegian Cruise Line Holdings Ltd.[2]	275,000	16,063
Flutter Entertainment PLC[1]	124,000	15,143
Alibaba Group Holding Ltd.[1,2]	558,400	14,848
Royal Caribbean Cruises Ltd.	93,000	12,416
Daimler AG1	222,000	12,308
Nokian Renkaat Oyj[1]	363,000	10,463
General Motors Co.	275,000	10,065
Restaurant Brands International Inc. (CAD denominated)	148,000	9,435
Bayerische Motoren Werke AG1	114,000	9,385
NIKE, Inc., Class B	80,000	8,105
Accor SA1	163,500	7,675
Carnival Corp., units	138,000	7,014
Amazon.com, Inc.[2]	3,400	6,283
adidas AG1	18,500	6,013
Trainline PLC[1,2]	707,300	4,766
Melco Resorts & Entertainment Ltd. (ADR)	193,000	4,665
Naspers Ltd., Class N1	27,000	4,413
Aston Martin Lagonda Global Holdings PLC[1,2]	457,000	3,158
		204,880
Health care 9.36%
UnitedHealth Group Inc.	86,300	25,370
AstraZeneca PLC[1]	167,000	16,708
Boston Scientific Corp.[2]	351,000	15,872
Merck & Co., Inc.	169,850	15,448
Abbott Laboratories	171,000	14,853
Novartis AG1	148,000	14,022
Fleury SA, ordinary nominative	1,750,000	13,281
Centene Corp.[2]	202,000	12,700
Illumina, Inc.[2]	34,000	11,279
HOYA Corp.[1]	117,000	11,171
Hikma Pharmaceuticals PLC[1]	340,000	9,007
CSL Ltd.[1]	35,200	6,831
Eli Lilly and Co.	45,000	5,914
Biogen Inc.[2]	17,500	5,193
Hypera SA, ordinary nominative	562,000	4,986
Koninklijke Philips NV (EUR denominated)[1]	100,000	4,889
DexCom, Inc.[2]	22,025	4,818
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 184

Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer Inc.	104,000	$4,075
Insulet Corp.[2]	21,300	3,647
		200,064
Communication services 8.45%
Nintendo Co., Ltd.[1]	235,700	95,140
Alphabet Inc., Class A2	21,800	29,199
Alphabet Inc., Class C2	7,000	9,359
Comcast Corp., Class A	296,000	13,311
Facebook, Inc., Class A2	44,000	9,031
SK Telecom Co., Ltd.[1]	37,500	7,714
Activision Blizzard, Inc.	101,000	6,001
Advanced Info Service PCL, foreign registered[1]	820,000	5,804
New York Times Co., Class A	160,000	5,147
		180,706
Materials 7.57%
Fortescue Metals Group Ltd.[1]	4,763,816	35,905
Freeport-McMoRan Inc.	2,499,000	32,787
Vale SA, ordinary nominative	2,220,000	29,415
Koninklijke DSM NV1	109,000	14,228
Rio Tinto PLC[1]	165,000	9,804
Allegheny Technologies Inc.[2]	415,000	8,574
CCL Industries Inc., Class B, nonvoting shares	192,500	8,201
Shin-Etsu Chemical Co., Ltd.[1]	63,000	6,907
RHI Magnesita NV1	125,700	6,433
BHP Group PLC[1]	248,000	5,858
DuPont de Nemours Inc.	60,000	3,852
		161,964
Energy 6.53%
Reliance Industries Ltd.[1]	2,714,148	57,652
Gazprom PJSC (ADR)[1]	3,431,000	28,254
EOG Resources, Inc.	150,000	12,564
Galp Energia, SGPS, SA, Class B1	708,000	11,842
Royal Dutch Shell PLC, Class B1	325,000	9,684
Canadian Natural Resources, Ltd. (CAD denominated)	279,200	9,030
Worley Ltd.[1]	590,000	6,365
ConocoPhillips	66,000	4,292
		139,683
Utilities 5.79%
E.ON SE1	3,644,000	38,972
Ørsted AS1	345,482	35,794
Enel SpA[1]	3,539,000	28,154
Brookfield Infrastructure Partners LP	170,000	8,491
China Resources Gas Group Ltd.[1]	1,350,000	7,421
Public Service Enterprise Group Inc.	85,000	5,019
		123,851
Real estate 5.19%
MGM Growth Properties LLC REIT, Class A	1,101,200	34,104
Gaming and Leisure Properties, Inc. REIT	425,000	18,296
Alexandria Real Estate Equities, Inc. REIT	103,000	16,643
Digital Realty Trust, Inc. REIT	72,000	8,621
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 184

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	90,000	$8,023
Vonovia SE1	104,442	5,623
Daito Trust Construction Co., Ltd.[1]	44,400	5,499
Crown Castle International Corp. REIT	37,000	5,259
Longfor Group Holdings Ltd.[1]	1,025,000	4,814
Iron Mountain Inc. REIT	131,000	4,175
		111,057
Consumer staples 4.03%
Nestlé SA1	324,275	35,131
British American Tobacco PLC[1]	252,000	10,737
C&C Group PLC[1]	1,946,900	10,465
Treasury Wine Estates Ltd.[1]	615,672	7,036
Philip Morris International Inc.	80,000	6,807
Keurig Dr Pepper Inc.	235,000	6,803
Coca-Cola European Partners PLC	95,000	4,834
Coca-Cola FEMSA, SAB de CV, units	710,000	4,314
		86,127
Total common stocks (cost: $1,433,746,000)		2,066,884
Preferred securities 0.37% Financials 0.37%
Itaú Unibanco Holding SA, preferred nominative (ADR)	862,500	7,892
Total preferred securities (cost: $6,929,000)		7,892
Bonds, notes & other debt instruments 1.63% Corporate bonds & notes 1.63% Communication services 1.63%	Principal amount (000)
Sprint Corp. 7.25% 2021	$ 33,000	34,957
Total bonds, notes & other debt instruments (cost: $32,020,000)		34,957
Short-term securities 1.34% Money market investments 1.34%	Shares
Capital Group Central Cash Fund 1.73%[3]	285,611	28,561
Total short-term securities (cost: $28,489,000)		28,561
Total investment securities 99.99% (cost: $1,501,184,000)		2,138,294
Other assets less liabilities 0.01%		189
Net assets 100.00%		$2,138,483
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD7,235	AUD10,500	Citibank	1/17/2020	$(137)
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,146,095,000, which represented 53.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 184

Growth-Income Fund
Investment portfolio
December 31, 2019
Common stocks 94.10% Health care 16.21%	Shares	Value (000)
UnitedHealth Group Inc.	3,133,668	$921,236
Abbott Laboratories	6,789,069	589,698
Amgen Inc.	2,000,500	482,261
Gilead Sciences, Inc.	6,917,600	449,506
Eli Lilly and Co.	2,892,600	380,174
Merck & Co., Inc.	3,338,880	303,671
Cigna Corp.	1,327,418	271,444
AstraZeneca PLC[1]	1,643,500	164,430
AstraZeneca PLC (ADR)	1,228,600	61,258
AbbVie Inc.	2,025,936	179,376
Seattle Genetics, Inc.[2]	1,536,306	175,538
Illumina, Inc.[2]	459,500	152,434
Thermo Fisher Scientific Inc.	458,000	148,790
GlaxoSmithKline PLC[1]	5,307,600	124,865
Humana Inc.	328,000	120,219
Incyte Corp.[2]	1,330,900	116,214
Alcon Inc.[1,2]	1,837,147	104,074
Anthem, Inc.	342,000	103,294
Stryker Corp.	448,733	94,207
Novo Nordisk A/S, Class B1	1,611,056	93,441
Daiichi Sankyo Co., Ltd.[1]	1,392,000	91,918
Johnson & Johnson	613,000	89,418
Pfizer Inc.	1,877,251	73,551
PerkinElmer, Inc.	700,000	67,970
Allakos Inc.[2]	511,000	48,729
Medtronic PLC	425,000	48,216
Baxter International Inc.	538,000	44,988
Novartis AG1	470,000	44,529
Elanco Animal Health Inc.[2]	1,501,355	44,215
Chugai Pharmaceutical Co., Ltd.[1]	446,900	41,161
Ultragenyx Pharmaceutical Inc.[2]	822,800	35,142
Biohaven Pharmaceutical Holding Co. Ltd.[2]	618,100	33,649
Edwards Lifesciences Corp.[2]	131,500	30,678
Vertex Pharmaceuticals Inc.[2]	102,187	22,374
Gossamer Bio, Inc.[2]	1,325,000	20,710
Neurocrine Biosciences, Inc.[2]	140,600	15,113
CVS Health Corp.	161,300	11,983
Allogene Therapeutics, Inc.[2]	458,500	11,912
Bluebird Bio, Inc.[2]	109,400	9,600
Sage Therapeutics, Inc.[2]	123,300	8,901
Agios Pharmaceuticals, Inc.[2]	178,700	8,533
		5,839,420
American Funds Insurance Series — Growth-Income Fund — Page 42 of 184

Common stocks (continued) Information technology 15.04%	Shares	Value (000)
Microsoft Corp.	9,454,500	$1,490,975
Broadcom Inc.	2,152,434	680,212
Intel Corp.	6,651,600	398,098
Texas Instruments Inc.	2,127,082	272,883
Accenture PLC, Class A	1,067,900	224,868
Visa Inc., Class A	1,160,200	218,002
Mastercard Inc., Class A	710,000	211,999
QUALCOMM Inc.	2,034,252	179,482
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,637,000	117,799
Adobe Inc.[2]	335,900	110,783
ASML Holding NV1	219,000	65,220
ASML Holding NV (New York registered)	147,800	43,740
Autodesk, Inc.[2]	538,000	98,702
Euronet Worldwide, Inc.[2]	618,000	97,372
NetApp, Inc.	1,513,000	94,184
Automatic Data Processing, Inc.	545,000	92,923
Global Payments Inc.	498,100	90,933
Amphenol Corp., Class A	826,000	89,398
CDK Global, Inc.	1,563,096	85,470
Ceridian HCM Holding Inc.[2]	1,210,702	82,182
Motorola Solutions, Inc.	415,000	66,873
Fiserv, Inc.[2]	536,700	62,059
GoDaddy Inc., Class A2	819,100	55,633
MKS Instruments, Inc.	481,000	52,915
SYNNEX Corp.	367,700	47,360
International Business Machines Corp.	350,000	46,914
Apple Inc.	151,900	44,605
StoneCo Ltd., Class A2	1,085,500	43,301
ServiceNow, Inc.[2]	142,500	40,231
TE Connectivity Ltd.	391,000	37,473
Atlassian Corp. PLC, Class A2	304,800	36,680
SAP SE1	239,500	32,277
Teradata Corp.[2]	1,056,057	28,271
Analog Devices, Inc.	213,400	25,360
Fidelity National Information Services, Inc.	162,522	22,605
Trimble Inc.[2]	413,300	17,230
Applied Materials, Inc.	249,600	15,236
		5,420,248
Communication services 12.02%
Facebook, Inc., Class A2	6,826,100	1,401,057
Netflix, Inc.[2]	2,352,425	761,174
Alphabet Inc., Class C2	296,784	396,806
Alphabet Inc., Class A2	247,980	332,142
Comcast Corp., Class A	6,693,400	301,002
Charter Communications, Inc., Class A2	438,369	212,644
Verizon Communications Inc.	3,379,400	207,495
Activision Blizzard, Inc.	2,457,100	146,001
ViacomCBS Inc., Class B	3,003,083	126,039
Fox Corp., Class A	2,537,000	94,047
IAC/InterActiveCorp[2]	353,700	88,110
Vodafone Group PLC[1]	44,633,021	86,649
Electronic Arts Inc.[2]	599,000	64,399
Tencent Holdings Ltd.[1]	1,295,500	62,493
American Funds Insurance Series — Growth-Income Fund — Page 43 of 184

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Cable One, Inc.	33,300	$49,566
Walt Disney Co.	16,358	2,366
		4,331,990
Financials 10.86%
JPMorgan Chase & Co.	4,005,030	558,301
CME Group Inc., Class A	1,642,100	329,602
Intercontinental Exchange, Inc.	3,183,555	294,638
Willis Towers Watson PLC	1,314,000	265,349
Aon PLC, Class A	1,214,800	253,031
Nasdaq, Inc.	2,129,600	228,080
Bank of New York Mellon Corp.	4,159,300	209,338
Moody’s Corp.	817,558	194,096
Marsh & McLennan Cos., Inc.	1,580,200	176,050
Chubb Ltd.	1,120,100	174,355
American International Group, Inc.	2,907,141	149,224
Wells Fargo & Co.	2,610,300	140,434
EXOR NV1	1,275,000	98,879
State Street Corp.	1,170,500	92,587
UniCredit SpA[1]	5,138,000	75,119
Power Financial Corp.	2,500,000	67,267
PNC Financial Services Group, Inc.	410,900	65,592
Kotak Mahindra Bank Ltd.[1]	2,687,778	63,392
Banco Santander, SA1	13,490,805	56,964
M&T Bank Corp.	333,600	56,629
S&P Global Inc.	186,000	50,787
B3 SA - Brasil, Bolsa, Balcao	4,750,000	50,739
HDFC Bank Ltd.[1]	2,580,000	45,981
BlackRock, Inc.	90,000	45,243
London Stock Exchange Group PLC[1]	424,000	43,796
Bank of Montreal	461,200	35,744
Truist Financial Corp.	554,519	31,230
Charles Schwab Corp.	566,000	26,919
UBS Group AG1	1,343,666	16,958
Fannie Mae[2]	4,398,800	13,724
Federal Home Loan Mortgage Corp.[2]	666,200	2,001
		3,912,049
Industrials 10.57%
Airbus SE, non-registered shares[1]	2,904,564	426,151
BWX Technologies, Inc.[3]	5,414,670	336,143
TransDigm Group Inc.	578,800	324,128
Northrop Grumman Corp.	733,200	252,199
General Dynamics Corp.	1,381,600	243,645
Equifax Inc.	1,386,600	194,290
Norfolk Southern Corp.	964,300	187,199
L3Harris Technologies, Inc.	918,100	181,664
Safran SA1	1,094,103	169,602
CSX Corp.	2,306,600	166,906
Waste Connections, Inc.	1,309,600	118,899
Lockheed Martin Corp.	274,900	107,041
Boeing Co.	311,350	101,425
Waste Management, Inc.	767,700	87,487
Westinghouse Air Brake Technologies Corp.	1,113,758	86,650
Meggitt PLC[1]	9,624,952	83,871
American Funds Insurance Series — Growth-Income Fund — Page 44 of 184

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Middleby Corp.[2]	732,000	$80,169
United Technologies Corp.	494,300	74,026
Union Pacific Corp.	392,677	70,992
CAE Inc.	2,499,000	66,163
General Electric Co.	5,227,900	58,343
Old Dominion Freight Line, Inc.	270,000	51,241
Air Lease Corp., Class A	1,058,100	50,281
Masco Corp.	954,000	45,782
Textron Inc.	1,000,000	44,600
Caterpillar Inc.	276,000	40,760
Woodward, Inc	319,214	37,808
Covanta Holding Corp.	2,019,800	29,974
Boyd Group Services Inc.	192,300	29,914
Deere & Co.	137,400	23,806
RELX PLC[1]	763,100	19,251
Nielsen Holdings PLC	856,400	17,385
		3,807,795
Consumer staples 7.10%
Coca-Cola Co.	7,316,100	404,946
British American Tobacco PLC[1]	8,069,260	343,793
British American Tobacco PLC (ADR)	479,440	20,357
Keurig Dr Pepper Inc.	7,241,735	209,648
Carlsberg A/S, Class B1	1,390,224	207,388
Costco Wholesale Corp.	621,800	182,760
Nestlé SA1	1,606,846	174,080
Philip Morris International Inc.	2,033,640	173,043
Pernod Ricard SA1	944,574	169,084
Mondelez International, Inc.	2,867,900	157,964
Walgreens Boots Alliance, Inc.	1,441,200	84,973
Procter & Gamble Co.	653,178	81,582
Lamb Weston Holdings, Inc.	842,000	72,437
Reckitt Benckiser Group PLC[1]	875,000	71,055
PepsiCo, Inc.	498,419	68,119
Diageo PLC[1]	1,220,000	51,410
Herbalife Nutrition Ltd.[2]	849,000	40,472
Church & Dwight Co., Inc.	446,400	31,400
Hormel Foods Corp.	302,200	13,632
		2,558,143
Energy 6.94%
Exxon Mobil Corp.	6,274,200	437,814
EOG Resources, Inc.	3,943,800	330,333
Chevron Corp.	2,485,800	299,564
Enbridge Inc. (CAD denominated)	7,486,412	297,658
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	284,748
Royal Dutch Shell PLC, Class B (ADR)	1,974,300	118,399
Royal Dutch Shell PLC, Class B1	1,800,000	53,636
Royal Dutch Shell PLC, Class A (ADR)	305,348	18,009
Schlumberger Ltd.	4,641,800	186,600
ConocoPhillips	2,100,810	136,616
Equitrans Midstream Corp.	8,625,300	115,234
TC Energy Corp. (CAD denominated)	1,168,019	62,208
Concho Resources Inc.	653,000	57,183
Baker Hughes Co., Class A	2,017,600	51,711
American Funds Insurance Series — Growth-Income Fund — Page 45 of 184

Common stocks (continued) Energy (continued)	Shares	Value (000)
BP PLC[1]	4,388,542	$27,548
TOTAL SA1	279,375	15,439
Weatherford International[2]	128,424	3,589
Tullow Oil PLC[1]	3,674,051	3,145
Golar LNG Ltd.	22,600	321
		2,499,755
Consumer discretionary 5.06%
Amazon.com, Inc.[2]	297,400	549,548
Marriott International, Inc., Class A	943,700	142,904
Lowe’s Cos., Inc.	1,160,900	139,029
Royal Caribbean Cruises Ltd.	942,000	125,766
Hasbro, Inc.	1,150,000	121,452
Home Depot, Inc.	527,000	115,086
Hilton Worldwide Holdings Inc.	753,720	83,595
Six Flags Entertainment Corp.	1,640,799	74,016
Wynn Resorts, Ltd.	490,966	68,180
Chipotle Mexican Grill, Inc.[2]	59,710	49,984
Ferrari NV1	295,000	48,931
NIKE, Inc., Class B	443,000	44,880
Wyndham Hotels & Resorts, Inc.	665,000	41,769
Las Vegas Sands Corp.	598,000	41,286
Ross Stores, Inc.	334,200	38,908
Signet Jewelers Ltd.	1,674,500	36,404
Newell Brands Inc.	1,725,000	33,155
General Motors Co.	720,000	26,352
Booking Holdings Inc.[2]	10,700	21,975
YUM! Brands, Inc.	205,630	20,713
		1,823,933
Materials 4.83%
Celanese Corp.	3,243,233	399,307
Linde PLC	1,152,000	245,261
Vale SA, ordinary nominative (ADR)	9,977,221	131,699
Vale SA, ordinary nominative	3,404,848	45,114
Dow Inc.	2,559,700	140,092
International Flavors & Fragrances Inc.	1,075,000	138,696
LyondellBasell Industries NV	1,321,800	124,884
DuPont de Nemours Inc.	1,609,700	103,343
Rio Tinto PLC[1]	1,544,655	91,779
Air Products and Chemicals, Inc.	312,100	73,340
Mosaic Co.	2,522,400	54,585
Freeport-McMoRan Inc.	4,073,000	53,438
Tata Steel Ltd.[1]	6,775,000	44,944
Asahi Kasei Corp.[1]	2,392,300	26,843
Sherwin-Williams Co.	40,000	23,341
Centerra Gold Inc.[2]	2,917,909	23,212
Corteva, Inc.	459,700	13,589
Alcoa Corp.[2]	372,000	8,002
		1,741,469
Real estate 2.97%
Equinix, Inc. REIT	533,800	311,579
Crown Castle International Corp. REIT	2,071,500	294,464
MGM Growth Properties LLC REIT, Class A	5,613,000	173,835
American Funds Insurance Series — Growth-Income Fund — Page 46 of 184

Common stocks (continued) Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	448,900	$103,166
VICI Properties Inc. REIT	3,046,000	77,825
SBA Communications Corp. REIT	210,000	50,608
Weyerhaeuser Co. REIT[2]	712,541	21,519
Digital Realty Trust, Inc. REIT	170,000	20,356
Kimco Realty Corp. REIT	734,500	15,211
		1,068,563
Utilities 2.45%
Sempra Energy	1,784,000	270,241
Edison International	2,074,500	156,438
American Electric Power Co., Inc.	1,449,000	136,945
E.ON SE1	8,791,029	94,019
Exelon Corp.	1,615,600	73,655
Enel SpA[1]	8,712,341	69,310
Public Service Enterprise Group Inc.	686,500	40,538
AES Corp.	2,000,000	39,800
		880,946
Mutual funds 0.05%
Altaba Inc.[1]	789,243	16,337
Total common stocks (cost: $23,281,968,000)		33,900,648
Convertible stocks 0.51% Real estate 0.24%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	67,900	87,030
Health care 0.16%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	50,000	58,952
Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	38,755
Total convertible stocks (cost: $162,141,000)		184,737
Bonds, notes & other debt instruments 0.02% Corporate bonds & notes 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC 11.00% 2024[4]	$ 5,280	5,722
Total bonds, notes & other debt instruments (cost: $5,266,000)		5,722
American Funds Insurance Series — Growth-Income Fund — Page 47 of 184

Short-term securities 5.39% Money market investments 5.39%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[5]	19,405,997	$1,940,600
Total short-term securities (cost: $1,939,508,000)		1,940,600
Total investment securities 100.02% (cost: $25,388,883,000)		36,031,707
Other assets less liabilities (0.02)%		(5,441)
Net assets 100.00%		$36,026,266
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,637,561,000, which represented 10.10% of the net assets of the fund. This amount includes $3,621,224,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,722,000, which represented .02% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 184

International Growth and Income Fund
Investment portfolio
December 31, 2019
Common stocks 88.41% Financials 16.74%	Shares	Value (000)
HDFC Bank Ltd.[1]	2,457,600	$43,799
Zurich Insurance Group AG1	92,200	37,815
AIA Group Ltd.[1]	2,338,600	24,606
Banco Santander, SA1	4,834,538	20,413
ING Groep NV1	1,367,000	16,429
Sony Financial Holdings Inc.[1]	660,400	15,808
Prudential PLC[1]	738,000	14,200
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	13,837
DBS Group Holdings Ltd.[1]	558,000	10,756
Haci Ömer Sabanci Holding AS1	6,520,900	10,463
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	9,834
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	9,532
UniCredit SpA[1]	630,000	9,211
Sberbank of Russia PJSC (ADR)[1]	394,479	6,491
B3 SA - Brasil, Bolsa, Balcao	426,000	4,550
ABN AMRO Bank NV, depository receipts[1]	188,000	3,434
		251,178
Industrials 10.95%
Airbus SE, non-registered shares[1]	216,160	31,715
Shanghai International Airport Co., Ltd., Class A1	2,590,033	29,298
ASSA ABLOY AB, Class B1	681,100	15,916
Komatsu Ltd.[1]	629,600	15,095
Airports of Thailand PCL, foreign registered[1]	5,250,000	12,974
SMC Corp.[1]	23,300	10,651
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	10,135
Aena SME, SA, non-registered shares[1]	52,450	10,064
ALD SA1	513,000	7,977
GT Capital Holdings, Inc.[1]	438,662	7,343
Recruit Holdings Co., Ltd.[1]	156,000	5,870
Rolls-Royce Holdings PLC[1,2]	521,400	4,721
International Container Terminal Services, Inc.[1]	1,000,000	2,536
		164,295
Consumer discretionary 10.51%
Luckin Coffee Inc., Class A (ADR)[2]	987,340	38,862
Sony Corp.[1]	430,000	29,269
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,355
Kering SA1	29,000	19,104
Galaxy Entertainment Group Ltd.[1]	2,365,000	17,432
Alibaba Group Holding Ltd. (ADR)[2]	79,100	16,777
Inchcape PLC[1]	589,000	5,507
Sands China Ltd.[1]	972,000	5,213
Hyundai Mobis Co., Ltd.[1]	13,875	3,068
		157,587
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 184

Common stocks (continued) Health care 9.46%	Shares	Value (000)
Novartis AG1	502,545	$47,612
Daiichi Sankyo Co., Ltd.[1]	561,000	37,044
Takeda Pharmaceutical Co. Ltd.[1]	518,353	20,536
Fresenius SE & Co. KGaA[1]	275,800	15,568
Chugai Pharmaceutical Co., Ltd.[1]	76,300	7,028
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	6,488
NMC Health PLC[1]	205,000	4,812
Alcon Inc.[1,2]	48,672	2,757
		141,845
Energy 7.44%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,147,691	63,839
Royal Dutch Shell PLC, Class B1	138,000	4,112
TOTAL SA1	404,534	22,356
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,814
Canadian Natural Resources, Ltd.	92,000	2,976
Cenovus Energy Inc. (CAD denominated)	935,000	9,504
		111,601
Utilities 6.31%
E.ON SE1	3,488,000	37,304
ENN Energy Holdings Ltd.[1]	1,658,000	18,128
Ørsted AS1	92,807	9,615
Iberdrola, SA, non-registered shares[1]	807,869	8,320
Naturgy Energy Group, SA1	265,000	6,671
SSE PLC[1]	320,000	6,131
National Grid PLC[1]	359,664	4,520
ENGIE SA1	249,000	4,024
		94,713
Materials 6.11%
Rio Tinto PLC[1]	658,800	39,144
Kansai Paint Co., Ltd.[1]	512,000	12,514
Air Liquide SA, non-registered shares[1]	79,200	11,256
Akzo Nobel NV1	93,955	9,580
Yara International ASA[1]	228,000	9,500
Vale SA, ordinary nominative (ADR)	506,000	6,679
Glencore PLC[1]	940,000	2,939
		91,612
Information technology 5.64%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,804,000	31,053
Tokyo Electron Ltd.[1]	96,500	21,206
ASML Holding NV1	47,800	14,235
Samsung Electronics Co., Ltd.[1]	259,000	12,480
Lenovo Group Ltd.[1]	8,290,000	5,577
		84,551
Consumer staples 5.21%
British American Tobacco PLC[1]	548,402	23,365
Pernod Ricard SA1	128,650	23,029
Coca-Cola Icecek AS, Class C1	2,631,000	17,131
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 184

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Imperial Brands PLC[1]	316,016	$7,830
Kirin Holdings Co., Ltd.[1]	313,000	6,827
		78,182
Communication services 5.15%
Singapore Telecommunications Ltd.[1]	9,429,449	23,646
SoftBank Group Corp.[1]	487,600	21,229
Yandex NV, Class A2	470,000	20,440
Nippon Telegraph and Telephone Corp.[1]	251,600	6,373
Tencent Holdings Ltd.[1]	116,700	5,630
		77,318
Real estate 4.89%
Sun Hung Kai Properties Ltd.[1]	2,061,500	31,622
CK Asset Holdings Ltd.[1]	2,626,000	19,032
China Overseas Land & Investment Ltd.[1]	3,944,000	15,403
China Resources Land Ltd.[1]	1,308,000	6,517
Daito Trust Construction Co., Ltd.[1]	6,500	805
		73,379
Total common stocks (cost: $1,069,560,000)		1,326,261
Preferred securities 2.10% Financials 1.83%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,993,550	27,391
Energy 0.27%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	201,000	2,999
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	1,073
		4,072
Total preferred securities (cost: $26,377,000)		31,463
Bonds, notes & other debt instruments 1.12% Bonds & notes of governments & government agencies outside the U.S. 0.58%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL 22,000	6,288
Portuguese Republic 3.875% 2030	€1,640	2,455
		8,743
Corporate bonds & notes 0.54% Energy 0.30%
Petróleos Mexicanos 6.875% 2026	$3,617	3,982
Petróleos Mexicanos 6.35% 2048	454	440
		4,422
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 0.24%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	$885
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	838
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,865	1,931
		3,654
Total corporate bonds & notes		8,076
Total bonds, notes & other debt instruments (cost: $15,646,000)		16,819
Short-term securities 8.54% Money market investments 8.54%	Shares
Capital Group Central Cash Fund 1.73%[4]	1,280,263	128,026
Total short-term securities (cost: $127,980,000)		128,026
Total investment securities 100.17% (cost: $1,239,563,000)		1,502,569
Other assets less liabilities (0.17)%		(2,483)
Net assets 100.00%		$1,500,086
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
USD1,609	GBP1,223	Bank of America	1/9/2020	$(11)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,211,171,000, which represented 80.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,931,000, which represented .13% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 12/31/2019.
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 184

Capital Income Builder®
Investment portfolio
December 31, 2019
Common stocks 68.57% Consumer staples 10.33%	Shares	Value (000)
Philip Morris International Inc.	188,220	$16,016
British American Tobacco PLC[1]	307,500	13,101
Diageo PLC[1]	303,200	12,777
Coca-Cola Co.	225,000	12,454
Carlsberg A/S, Class B1	72,426	10,804
Altria Group, Inc.	205,470	10,255
Nestlé SA1	69,277	7,505
Imperial Brands PLC[1]	291,600	7,225
Danone SA1	72,020	5,978
Reckitt Benckiser Group PLC[1]	60,000	4,872
Japan Tobacco Inc.[1]	97,100	2,165
		103,152
Information technology 9.62%
Microsoft Corp.	119,020	18,769
Broadcom Inc.	51,500	16,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,366,800	15,137
Intel Corp.	221,100	13,233
QUALCOMM Inc.	123,400	10,888
Vanguard International Semiconductor Corp.[1]	2,070,700	5,480
Delta Electronics, Inc.[1]	805,200	4,071
NetApp, Inc.	62,700	3,903
KLA Corp.	21,800	3,884
VTech Holdings Ltd.[1]	328,400	3,248
MediaTek Inc.[1]	77,300	1,144
		96,032
Financials 8.43%
CME Group Inc., Class A	66,166	13,281
Zurich Insurance Group AG1	31,098	12,755
JPMorgan Chase & Co.	72,900	10,162
Truist Financial Corp.	152,006	8,561
Sampo Oyj, Class A1	153,061	6,678
Swedbank AB, Class A1	419,333	6,254
PNC Financial Services Group, Inc.	37,900	6,050
Svenska Handelsbanken AB, Class A1	553,166	5,956
Lloyds Banking Group PLC[1]	4,434,000	3,701
Nasdaq, Inc.	19,800	2,121
Everest Re Group, Ltd.	7,572	2,096
The Blackstone Group Inc., Class A	36,500	2,042
Hong Kong Exchanges and Clearing Ltd.[1]	54,500	1,766
Marsh & McLennan Cos., Inc.	13,100	1,459
Bank of China Ltd., Class H1	1,894,000	811
MONETA Money Bank, AS, non-registered shares[1]	137,053	514
		84,207
American Funds Insurance Series — Capital Income Builder — Page 53 of 184

Common stocks (continued) Real estate 7.88%	Shares	Value (000)
American Tower Corp. REIT	81,369	$18,700
Crown Castle International Corp. REIT	130,300	18,522
Link Real Estate Investment Trust REIT[1]	848,000	9,003
CK Asset Holdings Ltd.[1]	971,500	7,041
Digital Realty Trust, Inc. REIT	49,000	5,867
Unibail-Rodamco-Westfield, non-registered shares REIT[1]	36,483	5,764
Nexity SA, Class A, non-registered shares[1]	81,189	4,081
Longfor Group Holdings Ltd.[1]	770,000	3,616
Iron Mountain Inc. REIT	78,200	2,492
Equinix, Inc. REIT	3,400	1,985
TAG Immobilien AG1	63,600	1,581
		78,652
Energy 6.06%
Royal Dutch Shell PLC, Class B1	661,840	19,721
Royal Dutch Shell PLC, Class B (ADR)	8,500	510
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	3
Enbridge Inc. (CAD denominated)	458,570	18,233
Chevron Corp.	57,700	6,953
Equitrans Midstream Corp.	460,500	6,152
Schlumberger Ltd.	149,300	6,002
Inter Pipeline Ltd.	170,300	2,956
		60,530
Health care 5.32%
AstraZeneca PLC[1]	123,900	12,396
AstraZeneca PLC (ADR)	145,100	7,235
GlaxoSmithKline PLC[1]	541,100	12,730
Pfizer Inc.	207,500	8,130
Eli Lilly and Co.	37,200	4,889
Merck & Co., Inc.	39,200	3,565
Roche Holding AG, nonvoting, non-registered shares[1]	7,627	2,473
Koninklijke Philips NV (EUR denominated)[1]	35,323	1,727
		53,145
Communication services 4.89%
Vodafone Group PLC[1]	6,536,800	12,690
Koninklijke KPN NV1	2,808,662	8,299
Nippon Telegraph and Telephone Corp.[1]	263,000	6,662
HKT Trust and HKT Ltd., units[1]	3,699,240	5,215
Nintendo Co., Ltd.[1]	12,200	4,924
Verizon Communications Inc.	67,000	4,114
BT Group PLC[1]	1,330,100	3,409
HKBN Ltd.[1]	1,801,500	3,020
Gannett Co., Inc.	72,178	460
		48,793
Utilities 4.80%
Enel SpA[1]	2,008,308	15,977
Edison International	159,800	12,050
SSE PLC[1]	339,756	6,510
Iberdrola, SA, non-registered shares[1]	565,238	5,821
American Funds Insurance Series — Capital Income Builder — Page 54 of 184

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Infratil Ltd.[1]	1,464,892	$4,961
Exelon Corp.	57,700	2,631
		47,950
Industrials 4.52%
Airbus SE, non-registered shares[1]	92,765	13,610
Boeing Co.	21,750	7,085
BOC Aviation Ltd.[1]	646,700	6,570
United Technologies Corp.	36,600	5,481
Union Pacific Corp.	26,400	4,773
Air New Zealand Ltd.[1]	1,738,359	3,433
RELX PLC[1]	91,900	2,318
Kühne + Nagel International AG1	11,185	1,886
		45,156
Consumer discretionary 4.07%
Las Vegas Sands Corp.	195,000	13,463
Sands China Ltd.[1]	1,782,000	9,556
Gree Electric Appliances, Inc. of Zhuhai, Class A1	533,700	5,015
Royal Caribbean Cruises Ltd.	34,100	4,553
Darden Restaurants, Inc.	30,000	3,270
Kering SA1	3,856	2,540
Burberry Group PLC[1]	78,200	2,289
		40,686
Materials 2.65%
Dow Inc.	164,133	8,983
Asahi Kasei Corp.[1]	420,300	4,716
Givaudan SA1	1,202	3,762
Air Products and Chemicals, Inc.	15,700	3,689
Nutrien Ltd.	75,220	3,604
Linde PLC	8,200	1,746
		26,500
Total common stocks (cost: $597,003,000)		684,803
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 2025[2]	1,750	—[3]
Total rights & warrants (cost: $1,000)		—[3]
Convertible stocks 1.61% Utilities 0.74%
Sempra Energy, Series A, convertible preferred, 6.00% 2021	61,600	7,393
Information technology 0.46%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	4,594
American Funds Insurance Series — Capital Income Builder — Page 55 of 184

Convertible stocks (continued) Real estate 0.41%	Shares	Value (000)
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	3,150	$4,038
Total convertible stocks (cost: $13,498,000)		16,025
Bonds, notes & other debt instruments 21.35% U.S. Treasury bonds & notes 10.37% U.S. Treasury 9.79%	Principal amount (000)
U.S. Treasury 1.75% 2020	$8,000	8,008
U.S. Treasury 2.25% 2021	3,590	3,621
U.S. Treasury 1.625% 2022	157	157
U.S. Treasury 2.00% 2022[4]	15,000	15,159
U.S. Treasury 2.00% 2022	3,000	3,033
U.S. Treasury 2.125% 2022	8,800	8,931
U.S. Treasury 1.75% 2023	4,000	4,015
U.S. Treasury 2.625% 2023	4,060	4,184
U.S. Treasury 2.75% 2023	3,770	3,905
U.S. Treasury 2.875% 2023	3,100	3,241
U.S. Treasury 1.25% 2024	1,271	1,247
U.S. Treasury 1.75% 2024	900	903
U.S. Treasury 2.00% 2025	13,200	13,384
U.S. Treasury 1.75% 2026	610	607
U.S. Treasury 1.875% 2026	6,300	6,331
U.S. Treasury 2.00% 2026	7,500	7,588
U.S. Treasury 2.875% 2028	1,500	1,616
U.S. Treasury 1.75% 2029	4,143	4,080
U.S. Treasury 2.875% 2045	200	219
U.S. Treasury, principal only, 0% 2047[4]	6,535	3,360
U.S. Treasury 3.125% 2048[4]	2,000	2,303
U.S. Treasury 2.25% 2049	2,004	1,944
		97,836
U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	5,698	5,788
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	—[3]	—[3]
		5,788
Total U.S. Treasury bonds & notes		103,624
Corporate bonds & notes 4.87% Utilities 0.85%
AEP Transmission Co. LLC 3.15% 2049	60	58
AEP Transmission Co. LLC 3.80% 2049	45	48
Ameren Corp. 2.50% 2024	600	605
American Electric Power Co., Inc. 3.65% 2021	300	310
CenterPoint Energy, Inc. 3.85% 2024	100	106
CenterPoint Energy, Inc. 2.95% 2030	345	340
Connecticut Light and Power Co. 3.20% 2027	445	470
Consumers Energy Co. 3.10% 2050	150	150
DTE Energy Co. 3.95% 2049	35	40
Duke Energy Florida, LLC 2.50% 2029	430	430
Duke Energy Progress, LLC 3.60% 2047	14	15
Edison International 3.55% 2024	375	384
Edison International 5.75% 2027	158	178
Edison International 4.125% 2028	332	341
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	120	136
American Funds Insurance Series — Capital Income Builder — Page 56 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 5.125% 2020	$200	$203
Entergy Corp. 2.95% 2026	280	284
FirstEnergy Corp. 3.90% 2027	490	524
Jersey Central Power & Light Co. 4.30% 2026[7]	115	125
MidAmerican Energy Holdings Co. 3.65% 2029	350	383
Mississippi Power Co. 4.25% 2042	335	360
Pacific Gas and Electric Co. 2.45% 2022[8]	210	210
Pacific Gas and Electric Co. 4.65% 2028[7,8]	284	294
Public Service Electric and Gas Co. 3.20% 2029	445	469
San Diego Gas & Electric Co. 3.75% 2047	227	236
San Diego Gas & Electric Co. 4.10% 2049	115	127
SCANA Corp. 6.25% 2020	176	177
SCANA Corp. 4.75% 2021	108	110
SCANA Corp. 4.125% 2022	71	73
Southern California Edison Co. 3.65% 2028	28	30
Southern California Edison Co. 4.125% 2048	410	437
Southern California Edison Co., Series C, 3.60% 2045	256	253
Virginia Electric and Power Co. 4.00% 2046	85	94
Virginia Electric and Power Co. 3.30% 2049	175	177
Xcel Energy Inc. 2.60% 2029	175	173
Xcel Energy Inc. 3.50% 2049	170	173
		8,523
Consumer staples 0.69%
Altria Group, Inc. 5.95% 2049	327	396
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	420	497
British American Tobacco PLC 3.215% 2026	250	252
British American Tobacco PLC 3.557% 2027	660	674
British American Tobacco PLC 4.54% 2047	150	151
British American Tobacco PLC 4.758% 2049	130	134
Conagra Brands, Inc. 5.40% 2048	50	61
Costco Wholesale Corp. 2.30% 2022	884	895
Keurig Dr Pepper Inc. 5.085% 2048	64	77
Molson Coors Brewing Co. 4.20% 2046	65	65
Philip Morris International Inc. 3.375% 2029	450	472
Wal-Mart Stores, Inc. 3.125% 2021	2,146	2,192
Wal-Mart Stores, Inc. 2.55% 2023	510	521
Wal-Mart Stores, Inc. 2.85% 2024	210	218
WM. Wrigley Jr. Co. 3.375% 2020[7]	300	303
		6,908
Financials 0.68%
Allstate Corp. 3.85% 2049	170	189
AON Corp. 2.20% 2022	249	250
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[6]	259	271
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[6]	72	73
Bank of Montreal 2.50% 2024	350	354
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[6]	600	602
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	162	164
Goldman Sachs Group, Inc. 5.375% 2020	890	896
Hartford Financial Services Group, Inc. 2.80% 2029	300	304
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	500	502
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	250	269
American Funds Insurance Series — Capital Income Builder — Page 57 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[6]	$246	$246
Metropolitan Life Global Funding I 2.40% 2021[7]	225	226
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	301
Morgan Stanley 5.75% 2021	590	613
New York Life Global Funding 3.00% 2028[7]	150	155
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	520	527
Travelers Cos., Inc. 4.10% 2049	130	149
Wells Fargo & Co. 2.15% 2020	425	425
Wells Fargo & Co. 4.60% 2021	300	310
		6,826
Information technology 0.65%
Broadcom Inc. 4.75% 2029[7]	490	536
Broadcom Ltd. 3.875% 2027	370	384
Fiserv, Inc. 3.50% 2029	870	915
Microsoft Corp. 1.55% 2021	505	505
Microsoft Corp. 2.40% 2022	1,000	1,014
PayPal Holdings, Inc. 2.85% 2029	536	540
Visa Inc. 2.15% 2022	2,525	2,553
		6,447
Health care 0.53%
Abbott Laboratories 3.75% 2026	240	262
AbbVie Inc. 2.95% 2026[7]	159	162
AbbVie Inc. 3.20% 2029[7]	314	320
AbbVie Inc. 4.25% 2049[7]	262	277
AstraZeneca PLC 3.375% 2025	200	212
Bristol-Myers Squibb Co. 2.90% 2024[7]	580	599
Bristol-Myers Squibb Co. 3.40% 2029[7]	670	717
Centene Corp. 5.375% 2026[7]	100	106
Centene Corp. 4.625% 2029[7]	530	560
Eli Lilly and Co. 2.35% 2022	560	567
Merck & Co., Inc. 2.90% 2024	108	112
Pfizer Inc. 4.00% 2049	50	57
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	780	838
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	250	291
UnitedHealth Group Inc. 2.375% 2024	35	35
UnitedHealth Group Inc. 4.45% 2048	170	203
		5,318
Energy 0.41%
Apache Corp. 4.25% 2030	385	399
Apache Corp. 5.35% 2049	180	189
BP Capital Markets PLC 4.234% 2028	175	198
Cenovus Energy Inc. 5.25% 2037	300	332
Cheniere Energy, Inc. 3.70% 2029[7]	252	257
Concho Resources Inc. 4.30% 2028	210	229
Enbridge Energy Partners, LP 7.375% 2045	73	109
Energy Transfer Partners, LP 5.30% 2047	60	64
Energy Transfer Partners, LP 6.00% 2048	161	188
Energy Transfer Partners, LP 6.25% 2049	150	181
Equinor ASA 3.625% 2028	105	115
Equinor ASA 3.25% 2049	121	122
Noble Energy, Inc. 3.25% 2029	250	252
American Funds Insurance Series — Capital Income Builder — Page 58 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 3.20% 2026	$28	$28
Occidental Petroleum Corp. 3.50% 2029	393	401
Occidental Petroleum Corp. 4.40% 2049	110	114
Shell International Finance BV 2.00% 2024	420	419
Total Capital International 2.434% 2025	175	177
Total Capital International 3.455% 2029	265	287
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[9]	91	15
		4,076
Industrials 0.33%
Boeing Co. 2.70% 2022	300	305
Boeing Co. 3.10% 2026	88	91
Boeing Co. 3.60% 2034	90	96
Boeing Co. 3.25% 2035	140	143
CSX Corp. 4.75% 2048	50	60
CSX Corp. 3.35% 2049	310	306
Honeywell International Inc. 2.15% 2022	305	308
Honeywell International Inc. 2.30% 2024	175	177
Honeywell International Inc. 2.70% 2029	70	72
Lockheed Martin Corp. 2.50% 2020	821	825
Norfolk Southern Corp. 3.00% 2022	224	229
Union Pacific Corp. 3.70% 2029	430	470
Union Pacific Corp. 4.30% 2049	110	127
Union Pacific Corp. 3.95% 2059	45	47
Westinghouse Air Brake Technologies Corp. 4.40% 2024[6]	74	79
		3,335
Communication services 0.30%
AT&T Inc. (3-month USD-LIBOR + 0.65%) 2.651% 2020[10]	600	600
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	200	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	475	516
Comcast Corp. 2.65% 2030	520	522
Comcast Corp. 4.00% 2047	100	110
Comcast Corp. 4.00% 2048	100	111
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	630	651
Verizon Communications Inc. 4.329% 2028	142	161
Vodafone Group PLC 4.25% 2050	75	79
		2,983
Consumer discretionary 0.27%
General Motors Co. 5.95% 2049	90	100
General Motors Financial Co. 3.55% 2022	140	144
Home Depot, Inc. 2.95% 2029	275	286
Toyota Motor Credit Corp. 2.15% 2020	758	758
Toyota Motor Credit Corp. 2.15% 2022	505	509
Toyota Motor Credit Corp. 2.60% 2022	856	869
		2,666
American Funds Insurance Series — Capital Income Builder — Page 59 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.12%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.30% 2026	$318	$330
Equinix, Inc. 2.90% 2026	266	267
Equinix, Inc. 3.20% 2029	288	290
Westfield Corp. Ltd. 3.50% 2029[7]	260	269
		1,156
Materials 0.04%
Dow Chemical Co. 4.80% 2049	67	78
Praxair, Inc. 3.00% 2021	316	322
		400
Total corporate bonds & notes		48,638
Mortgage-backed obligations 4.64% Federal agency mortgage-backed obligations 4.13%
Fannie Mae Pool #AE0311 3.50% 2040[11]	24	26
Fannie Mae Pool #BM4488 3.435% 2048[10,11]	1,479	1,514
Fannie Mae Pool #CA4566 3.50% 2049[11]	2,038	2,096
Fannie Mae Pool #MA3686 3.50% 2049[11]	1,552	1,595
Fannie Mae Pool #MA3692 3.50% 2049[11]	784	806
Fannie Mae Pool #MA3775 3.50% 2049[11]	245	252
Fannie Mae Pool #FM1596 3.50% 2049[11]	97	100
Fannie Mae Pool #BJ8402 3.549% 2049[10,11]	260	268
Freddie Mac 2.50% 2032[11]	82	81
Freddie Mac 2.50% 2033[11]	121	121
Freddie Mac Pool #760012 3.01% 2045[10,11]	116	117
Freddie Mac Pool #760013 3.009% 2045[10,11]	91	92
Freddie Mac Pool #760015 3.238% 2047[10,11]	228	229
Freddie Mac Pool #ZS4784 3.50% 2048[11]	39	41
Freddie Mac Pool #SD8005 3.50% 2049[11]	5,253	5,397
Freddie Mac Pool #SD8001 3.50% 2049[11]	4,041	4,153
Freddie Mac Pool #ZT1863 3.50% 2049[11]	1,546	1,589
Freddie Mac Pool #ZA7047 3.50% 2049[11]	878	906
Freddie Mac Pool #ZT1776 3.50% 2049[11]	870	894
Freddie Mac Pool #ZT1951 3.50% 2049[11]	454	466
Freddie Mac Pool #RA1824 3.50% 2049[11]	108	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,11]	461	469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	446	454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]	230	235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,11]	178	184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	3,312	3,424
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	2,739	2,888
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	143	148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	2,077	2,116
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	1,711	1,771
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	2,480	2,514
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[11]	2,387	2,403
Government National Mortgage Assn. 4.50% 2049[11]	3,004	3,140
Government National Mortgage Assn. 4.50% 2050[11,12]	86	90
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[11]	364	381
Government National Mortgage Assn. Pool #694836 5.644% 2059[11]	1	1
Government National Mortgage Assn. Pool #725975 5.46% 2060[11]	—[3]	—[3]
Government National Mortgage Assn. Pool #765152 4.14% 2061[11]	—[3]	—[3]
Government National Mortgage Assn. Pool #721640 4.81% 2061[11]	— [3]	—[3]
American Funds Insurance Series — Capital Income Builder — Page 60 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #766524 4.251% 2062[11]	$21	$21
Government National Mortgage Assn. Pool #766525 4.524% 2062[11]	13	13
Government National Mortgage Assn. Pool #777452 4.166% 2063[11]	43	43
Government National Mortgage Assn. Pool #767639 4.409% 2063[11]	33	33
Government National Mortgage Assn. Pool #AA1709 4.538% 2063[11]	51	52
Government National Mortgage Assn. Pool #725893 5.20% 2064[11]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[11]	4	5
		41,240
Collateralized mortgage-backed obligations (privately originated) 0.51%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,10,11]	662	671
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[7,10,11]	487	496
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[7,10,11]	437	438
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,7,11]	212	212
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[7,10,11]	272	274
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[7,10,11]	155	156
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[7,10,11]	1,000	1,000
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[7,10,11]	68	68
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[7,10,11]	140	140
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[7,10,11]	122	122
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[7,10,11]	1,501	1,505
		5,082
Total mortgage-backed obligations		46,322
Asset-backed obligations 1.43%
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,10,11]	592	599
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,11]	296	297
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[7,11]	720	721
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[7,11]	6,959	6,959
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[11]	2,729	2,736
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,11]	195	192
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[11]	842	843
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[7,11]	337	338
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[7,11]	1,582	1,584
		14,269
Municipals 0.04% South Carolina 0.04%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	350	415
Total municipals		415
Total bonds, notes & other debt instruments (cost: $208,835,000)		213,268
American Funds Insurance Series — Capital Income Builder — Page 61 of 184

Short-term securities 7.66% Money market investments 7.66%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[13]	765,198	$76,520
Total short-term securities (cost: $76,393,000)		76,520
Total investment securities 99.19% (cost: $895,730,000)		990,616
Other assets less liabilities 0.81%		8,100
Net assets 100.00%		$998,716
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 12/31/2019[15] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	422	April 2020	$84,400	$90,941	$(41)
5 Year U.S. Treasury Note Futures	Short	50	April 2020	(5,000)	(5,930)	27
10 Year U.S. Treasury Note Futures	Long	37	March 2020	3,700	4,752	(40)
10 Year Ultra U.S. Treasury Note Futures	Short	6	March 2020	(600)	(844)	10
20 Year U.S. Treasury Bond Futures	Long	49	March 2020	4,900	7,639	(162)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	March 2020	2,300	4,178	(125)
						$(331)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$253	$—	$253
1.6325%	U.S. EFFR	7/18/2021	40,000	75	—	75
1.3615%	U.S. EFFR	11/1/2021	23,500	(36)	—	(36)
1.281%	U.S. EFFR	11/4/2021	23,500	(70)	—	(70)
U.S. EFFR	1.335%	11/26/2021	38,000	77	—	77
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
U.S. EFFR	1.485%	10/23/2029	5,000	76	—	76
U.S. EFFR	1.4869%	10/23/2029	4,600	69	—	69
U.S. EFFR	1.453%	10/24/2029	5,800	105	—	105
U.S. EFFR	1.4741%	10/24/2029	5,800	94	—	94
U.S. EFFR	1.4495%	10/24/2029	4,200	78	—	78
U.S. EFFR	1.446%	10/24/2029	600	11	—	11
1.419%	U.S. EFFR	11/26/2029	8,000	(174)	—	(174)
					$—	$829
American Funds Insurance Series — Capital Income Builder — Page 62 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $345,473,000, which represented 34.59% of the net assets of the fund. This amount includes $345,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,180,000, which represented .12% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Step bond; coupon rate may change at a later date.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,329,000, which represented 2.14% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Rate represents the seven-day yield at 12/31/2019.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 63 of 184

Asset Allocation Fund
Investment portfolio
December 31, 2019
Common stocks 64.44% Information technology 15.65%	Shares	Value (000)
Microsoft Corp.	6,891,900	$1,086,852
Broadcom Inc.	2,097,200	662,757
ASML Holding NV (New York registered)	1,865,000	551,928
ASML Holding NV1	70,000	20,847
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	395,469
MKS Instruments, Inc.[2]	2,800,000	308,028
VeriSign, Inc.[3]	1,400,000	269,752
Intel Corp.	3,500,000	209,475
Visa Inc., Class A	1,032,000	193,913
Dell Technologies Inc., Class C3	3,387,100	174,063
Mastercard Inc., Class A	451,000	134,664
Intuit Inc.	300,000	78,579
ServiceNow, Inc.[3]	260,600	73,573
RingCentral, Inc., Class A3	361,700	61,008
MongoDB, Inc., Class A3	282,003	37,114
PayPal Holdings, Inc.[3]	316,300	34,214
Corporate Risk Holdings I, Inc.[1,3,4]	168,812	20
		4,292,256
Financials 11.02%
First Republic Bank	3,380,000	396,981
Chubb Ltd.	2,375,000	369,693
Arch Capital Group Ltd.[3]	7,331,500	314,448
JPMorgan Chase & Co.	1,600,000	223,040
Bank of America Corp.	6,000,000	211,320
Capital One Financial Corp.	2,000,000	205,820
Citigroup Inc.	2,500,000	199,725
CME Group Inc., Class A	977,200	196,144
Apollo Global Management, Inc., Class A	3,090,000	147,424
BlackRock, Inc.	229,000	115,118
Aon PLC, Class A	502,000	104,562
PNC Financial Services Group, Inc.	500,000	79,815
Intercontinental Exchange, Inc.	800,000	74,040
RenaissanceRe Holdings Ltd.	357,000	69,979
Nasdaq, Inc.	638,000	68,330
MSCI Inc.	225,200	58,142
TISCO Financial Group PCL, foreign registered[1]	12,675,900	41,960
Ares Management Corp., Class A	1,015,403	36,240
The Blackstone Group Inc., Class A	600,000	33,564
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1,5]	598,761	26,191
Berkshire Hathaway Inc., Class A3	61	20,715
First Hawaiian, Inc.	400,000	11,540
HDFC Bank Ltd.[1]	594,000	10,586
Tradeweb Markets Inc., Class A	156,400	7,249
		3,022,626
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 184

Common stocks (continued) Health care 10.65%	Shares	Value (000)
UnitedHealth Group Inc.	2,016,300	$592,752
Johnson & Johnson	3,200,000	466,784
Humana Inc.	1,265,000	463,648
Abbott Laboratories	3,000,000	260,580
Cigna Corp.	1,250,000	255,612
Merck & Co., Inc.	2,420,300	220,126
Vertex Pharmaceuticals Inc.[3]	460,000	100,717
Gilead Sciences, Inc.	1,500,000	97,470
Thermo Fisher Scientific Inc.	296,000	96,162
Daiichi Sankyo Co., Ltd.[1]	1,291,300	85,268
Pfizer Inc.	1,815,000	71,112
WellCare Health Plans, Inc.[3]	166,500	54,980
Bluebird Bio, Inc.[3]	558,700	49,026
Allakos Inc.[3]	506,700	48,319
Cortexyme, Inc.[3,5]	815,700	45,793
NuCana PLC (ADR)[3,5]	1,189,677	7,257
Rotech Healthcare Inc.[1,3,4,6]	184,138	3,683
Advanz Pharma Corp.[3,6]	175,310	511
Advanz Pharma Corp.[3]	41,657	121
		2,919,921
Industrials 5.90%
Northrop Grumman Corp.	1,449,400	498,550
Boeing Co.	1,417,300	461,700
Lockheed Martin Corp.	847,200	329,883
CSX Corp.	1,875,000	135,675
Airbus SE, non-registered shares[1]	786,130	115,339
Honeywell International Inc.	152,000	26,904
TransDigm Group Inc.	45,000	25,200
Waste Management, Inc.	214,000	24,387
		1,617,638
Consumer discretionary 4.89%
Home Depot, Inc.	1,188,000	259,435
Amazon.com, Inc.[3]	103,000	190,328
Suzuki Motor Corp.[1]	4,500,000	188,490
Aramark	4,300,000	186,620
General Motors Co.	4,100,000	150,060
VF Corp.	1,400,000	139,524
Kontoor Brands, Inc.[2]	3,250,000	136,467
LVMH Moët Hennessy-Louis Vuitton SE1	116,896	54,442
NIKE, Inc., Class B	357,000	36,168
		1,341,534
Communication services 4.32%
Charter Communications, Inc., Class A3	942,126	457,006
Alphabet Inc., Class C3	133,600	178,626
Alphabet Inc., Class A3	111,200	148,940
Facebook, Inc., Class A3	1,077,100	221,075
Netflix, Inc.[3]	226,700	73,353
Verizon Communications Inc.	810,000	49,734
Activision Blizzard, Inc.	519,500	30,869
Comcast Corp., Class A	550,000	24,734
		1,184,337
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 184

Common stocks (continued) Consumer staples 4.20%	Shares	Value (000)
Philip Morris International Inc.	6,243,000	$531,217
Nestlé SA1	3,006,689	325,734
Nestlé SA (ADR)	900,000	97,434
Altria Group, Inc.	3,200,000	159,712
British American Tobacco PLC[1]	875,000	37,280
		1,151,377
Energy 3.76%
Noble Energy, Inc.	13,500,000	335,340
Cenovus Energy Inc. (CAD denominated)	29,000,000	294,790
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,618
Suncor Energy Inc.	4,000,000	131,100
Chevron Corp.	600,000	72,306
ConocoPhillips	335,000	21,785
Weatherford International[3]	289,548	8,093
Tribune Resources, Inc.[1,3]	926,514	1,506
		1,029,538
Materials 2.55%
Dow Inc.	5,416,666	296,454
LyondellBasell Industries NV	1,250,000	118,100
Royal Gold, Inc.	695,000	84,964
DuPont de Nemours Inc.	916,666	58,850
Alcoa Corp.[3]	2,500,000	53,775
Franco-Nevada Corp.	293,737	30,332
First Quantum Minerals Ltd.	2,775,000	28,144
Barrick Gold Corp.	1,455,000	27,048
		697,667
Real estate 0.87%
Crown Castle International Corp. REIT	755,000	107,323
American Tower Corp. REIT	296,000	68,027
Digital Realty Trust, Inc. REIT	525,000	62,863
		238,213
Utilities 0.63%
CMS Energy Corp.	2,284,700	143,570
DTE Energy Co.	226,000	29,351
		172,921
Total common stocks (cost: $11,151,198,000)		17,668,028
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, warrants, expire 2024[1,3,4,7]	14,743	1,063
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,4]	311,755	4
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,4]	242,476	2
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,4]	227,540	1
		1,070
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,3,4]	71,030	—[8]
Total rights & warrants (cost: $3,366,000)		1,070
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 184

Convertible stocks 0.52% Information technology 0.26%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022[5]	60,000	$70,678
Real estate 0.14%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	31,500	40,375
Health care 0.10%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	22,709	26,775
Industrials 0.02%
Associated Materials, LLC, convertible preferred, 14.00% 2020[1,4]	5,000	4,983
Total convertible stocks (cost: $126,588,000)		142,811
Convertible bonds 0.00% Communication services 0.00%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022	$ 101	127
Total convertible bonds (cost: $101,000)		127
Bonds, notes & other debt instruments 29.78% U.S. Treasury bonds & notes 11.77% U.S. Treasury 9.68%
U.S. Treasury 1.25% 2020	78,000	77,960
U.S. Treasury 1.25% 2020	46,117	46,108
U.S. Treasury 1.375% 2020	35,000	34,991
U.S. Treasury 1.50% 2020	500	500
U.S. Treasury 1.625% 2020	125,000	125,020
U.S. Treasury 1.625% 2020	10,000	10,002
U.S. Treasury 2.50% 2020	15,000	15,067
U.S. Treasury 1.125% 2021	32,000	31,753
U.S. Treasury 1.375% 2021	49,410	49,283
U.S. Treasury 1.50% 2021	3,777	3,771
U.S. Treasury 1.625% 2021	3,704	3,706
U.S. Treasury 1.625% 2021	98	98
U.S. Treasury 1.75% 2021	9,500	9,529
U.S. Treasury 2.125% 2021	20,000	20,147
U.S. Treasury 2.25% 2021[9]	115,000	115,986
U.S. Treasury 2.25% 2021	9,730	9,829
U.S. Treasury 2.50% 2021	200,000	201,868
U.S. Treasury 2.75% 2021	19,232	19,601
U.S. Treasury 1.375% 2022	280	278
U.S. Treasury 1.50% 2022	9,407	9,382
U.S. Treasury 1.625% 2022	94	94
U.S. Treasury 1.875% 2022	100,000	100,606
U.S. Treasury 1.875% 2022	8,000	8,058
U.S. Treasury 1.875% 2022	5,000	5,034
U.S. Treasury 2.00% 2022	25,000	25,274
U.S. Treasury 2.125% 2022	37,000	37,549
U.S. Treasury 1.625% 2023	18,000	17,994
U.S. Treasury 2.25% 2023	5,000	5,115
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2023	$5,000	$5,112
U.S. Treasury 2.50% 2023	29,000	29,798
U.S. Treasury 2.75% 2023[9]	76,600	79,562
U.S. Treasury 2.75% 2023	31,326	32,450
U.S. Treasury 1.25% 2024	11,879	11,654
U.S. Treasury 1.50% 2024	63,500	62,977
U.S. Treasury 1.50% 2024	6,392	6,339
U.S. Treasury 1.75% 2024	155,150	155,659
U.S. Treasury 1.75% 2024	90,961	91,259
U.S. Treasury 1.75% 2024	17,707	17,766
U.S. Treasury 2.125% 2024	5,000	5,098
U.S. Treasury 2.125% 2024	5,000	5,094
U.S. Treasury 2.25% 2024	5,400	5,531
U.S. Treasury 2.25% 2024	5,000	5,117
U.S. Treasury 2.375% 2024	70,000	72,157
U.S. Treasury 2.50% 2024[9]	225,000	232,461
U.S. Treasury 2.50% 2024	700	725
U.S. Treasury 2.00% 2025	44,800	45,425
U.S. Treasury 2.50% 2025	3,500	3,638
U.S. Treasury 2.625% 2025	26,900	28,216
U.S. Treasury 2.625% 2025	4,966	5,195
U.S. Treasury 2.75% 2025	3,229	3,402
U.S. Treasury 1.50% 2026	500	490
U.S. Treasury 1.625% 2026	60,000	59,250
U.S. Treasury 1.625% 2026	27,000	26,668
U.S. Treasury 1.625% 2026	7,000	6,939
U.S. Treasury 1.625% 2026	1,500	1,485
U.S. Treasury 1.75% 2026	1,755	1,745
U.S. Treasury 1.875% 2026	77,925	78,315
U.S. Treasury 2.00% 2026	8,000	8,093
U.S. Treasury 2.25% 2026	7,072	7,268
U.S. Treasury 2.25% 2027	103,250	106,182
U.S. Treasury 2.375% 2027	880	913
U.S. Treasury 2.875% 2028	5,217	5,613
U.S. Treasury 1.75% 2029	94,626	93,185
U.S. Treasury 2.50% 2046	5,000	5,109
U.S. Treasury 2.875% 2046[9]	88,550	97,217
U.S. Treasury 3.00% 2047[9]	12,460	14,012
U.S. Treasury 3.00% 2048	451	507
U.S. Treasury 2.25% 2049	133,377	129,416
U.S. Treasury 2.375% 2049	103,000	102,662
U.S. Treasury 3.00% 2049[9]	16,710	18,851
		2,653,158
U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	100,297	100,942
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	35,710	36,305
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	114,905	117,393
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	8,256	8,386
U.S. Treasury Inflation-Protected Security 0.50% 2028[10]	62,593	64,235
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	17,940	18,884
U.S. Treasury Inflation-Protected Security 0.25% 2029[10]	24,295	24,564
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,224	21,488
U.S. Treasury Inflation-Protected Security 1.375% 2044[9,10]	31,219	36,893
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	$5,430	$5,985
U.S. Treasury Inflation-Protected Security 0.875% 2047[9,10]	7,995	8,587
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]	116,661	129,847
		573,509
Total U.S. Treasury bonds & notes		3,226,667
Corporate bonds & notes 10.36% Health care 1.67%
Abbott Laboratories 3.40% 2023	185	195
Abbott Laboratories 3.75% 2026	5,012	5,477
Abbott Laboratories 4.75% 2036	460	575
Abbott Laboratories 4.90% 2046	500	657
AbbVie Inc. 2.60% 2024[7]	3,000	3,021
AbbVie Inc. 2.95% 2026[7]	2,936	2,984
AbbVie Inc. 3.20% 2029[7]	4,841	4,928
AbbVie Inc. 4.25% 2049[7]	3,852	4,071
Allergan PLC 3.00% 2020	525	525
Allergan PLC 3.45% 2022	3,250	3,324
Allergan PLC 3.80% 2025	206	216
Anthem, Inc. 2.375% 2025	818	819
AstraZeneca PLC 2.375% 2022	4,072	4,119
AstraZeneca PLC 3.375% 2025	13,290	14,122
Bausch Health Cos. Inc. 5.00% 2028[7]	735	756
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,769
Bayer US Finance II LLC 4.25% 2025[7]	425	458
Bayer US Finance II LLC 4.375% 2028[7]	312	340
Bayer US Finance II LLC 4.20% 2034[7]	460	477
Becton, Dickinson and Co. 2.404% 2020	1,688	1,690
Becton, Dickinson and Co. 2.894% 2022	5,077	5,161
Becton, Dickinson and Co. 3.363% 2024	647	674
Becton, Dickinson and Co. 3.70% 2027	146	156
Boston Scientific Corp. 3.45% 2024	3,100	3,243
Boston Scientific Corp. 3.85% 2025	2,289	2,459
Boston Scientific Corp. 3.75% 2026	2,595	2,781
Boston Scientific Corp. 4.00% 2029	2,550	2,821
Boston Scientific Corp. 4.70% 2049	515	626
Bristol-Myers Squibb Co. 2.90% 2024[7]	5,070	5,234
Bristol-Myers Squibb Co. 3.40% 2029[7]	9,070	9,701
Bristol-Myers Squibb Co. 4.25% 2049[7]	1,293	1,532
Centene Corp. 4.75% 2022	8,770	8,961
Centene Corp. 4.75% 2025	1,250	1,301
Centene Corp. 4.25% 2027[7]	565	582
Centene Corp. 4.625% 2029[7]	10,990	11,602
Cigna Corp. 3.40% 2021	1,350	1,382
Cigna Corp. 3.75% 2023	2,762	2,897
Cigna Corp. 4.125% 2025	2,000	2,171
Cigna Corp. 4.375% 2028	1,075	1,192
Cigna Corp. 4.80% 2038	5,015	5,854
Community Health Systems Inc. 5.125% 2021	1,300	1,303
CVS Health Corp. 3.35% 2021	194	197
CVS Health Corp. 3.70% 2023	505	526
CVS Health Corp. 4.30% 2028	2,722	2,973
DaVita HealthCare Partners Inc. 5.00% 2025	2,100	2,165
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Co. 2.35% 2022	$5,050	$5,114
Eli Lilly and Co. 3.375% 2029	3,330	3,590
Eli Lilly and Co. 3.95% 2049	1,000	1,156
Encompass Health Corp. 4.50% 2028	799	829
Endo International PLC 5.75% 2022[7]	7,340	5,468
Endo International PLC 6.00% 2025[7,11]	10,240	6,934
GlaxoSmithKline PLC 3.125% 2021	4,680	4,761
GlaxoSmithKline PLC 3.00% 2024	4,195	4,375
GlaxoSmithKline PLC 3.625% 2025	3,585	3,849
HCA Inc. 5.875% 2023	2,125	2,353
HCA Inc. 4.125% 2029	2,250	2,389
HealthSouth Corp. 5.75% 2024	3,996	4,049
HealthSouth Corp. 5.75% 2025	3,285	3,451
Jaguar Holding Co. 6.375% 2023[7]	1,600	1,655
Mallinckrodt PLC 4.875% 2020[7]	20,045	15,499
Mallinckrodt PLC 5.75% 2022[7]	1,860	767
Medtronic, Inc. 3.50% 2025	1,002	1,074
Merck & Co., Inc. 2.90% 2024	1,696	1,765
Merck & Co., Inc. 3.40% 2029	3,240	3,508
Molina Healthcare, Inc. 5.375% 2022	12,235	13,027
Molina Healthcare, Inc. 4.875% 2025[7]	5,242	5,401
Owens & Minor, Inc. 3.875% 2021	8,910	8,602
Owens & Minor, Inc. 4.375% 2024	300	229
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[12,13]	1,886	1,693
Par Pharmaceutical Cos. Inc. 7.50% 2027[7]	5,335	5,322
Pfizer Inc. 2.80% 2022	3,000	3,063
Pfizer Inc. 2.95% 2024	3,825	3,971
Pfizer Inc. 3.45% 2029	11,000	11,848
Pfizer Inc. 4.00% 2049	370	425
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[1,4,12,13,14]	6,002	6,062
Shire PLC 2.40% 2021	4,498	4,524
Shire PLC 2.875% 2023	3,413	3,478
Shire PLC 3.20% 2026	14,140	14,569
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	9,633	10,343
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	937	1,091
Team Health Holdings, Inc. 6.375% 2025[7]	11,090	7,435
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[12,13]	200	162
Tenet Healthcare Corp. 4.625% 2024	3,553	3,645
Tenet Healthcare Corp. 4.875% 2026[7]	17,450	18,299
Teva Pharmaceutical Finance Co. BV 2.20% 2021	274	266
Teva Pharmaceutical Finance Co. BV 2.80% 2023	29,086	27,038
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,185
Teva Pharmaceutical Finance Co. BV 7.125% 2025[7]	1,935	1,992
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,048	22,586
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,565
UnitedHealth Group Inc. 2.375% 2024	590	598
UnitedHealth Group Inc. 3.50% 2024	4,500	4,750
UnitedHealth Group Inc. 3.375% 2027	500	534
UnitedHealth Group Inc. 3.875% 2028	2,500	2,767
UnitedHealth Group Inc. 2.875% 2029	1,050	1,080
UnitedHealth Group Inc. 4.45% 2048	5,315	6,346
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	22,525	23,320
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	$18,210	$20,950
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,218
		457,987
Financials 1.52%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,350
ACE INA Holdings Inc. 2.875% 2022	3,880	3,980
ACE INA Holdings Inc. 3.35% 2026	1,380	1,467
ACE INA Holdings Inc. 4.35% 2045	800	968
AG Merger Sub II, Inc. 10.75% 2027[7]	1,904	1,909
Allstate Corp. 3.85% 2049	950	1,053
American Express Co. 2.20% 2020	6,000	6,013
American Express Co. 3.00% 2021	4,000	4,048
American International Group, Inc. 4.20% 2028	565	622
AON Corp. 2.20% 2022	2,236	2,247
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,230
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[11]	4,815	5,029
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	5,293	5,555
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[11]	1,986	2,003
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[11]	1,025	1,060
Bank of Montreal 2.50% 2024	4,660	4,717
BB&T Corp. 2.625% 2022	2,500	2,534
BB&T Corp. 2.75% 2022	762	775
Berkshire Hathaway Finance Corp. 4.20% 2048	7,520	8,887
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,332
Berkshire Hathaway Inc. 2.20% 2021	750	753
Berkshire Hathaway Inc. 2.75% 2023	2,115	2,169
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,054
BNP Paribas 3.375% 2025[7]	3,225	3,349
CCCI Treasure Ltd., 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[11]	5,000	5,013
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[11]	9,000	9,029
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[11]	875	891
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,444	3,497
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[11]	1,400	1,532
CME Group Inc. 3.75% 2028	3,425	3,782
Commonwealth Bank of Australia 2.25% 2020[7]	500	500
Compass Diversified Holdings 8.00% 2026[7]	2,775	3,012
Crédit Agricole SA 4.375% 2025[7]	850	914
Credit Suisse Group AG 3.80% 2023	1,625	1,701
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	852
Danske Bank AS 2.70% 2022[7]	1,000	1,007
DNB Bank ASA 2.375% 2021[7]	2,000	2,013
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,076
Goldman Sachs Group, Inc. 5.375% 2020	2,720	2,739
Goldman Sachs Group, Inc. 5.25% 2021	8,155	8,559
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[11]	2,936	2,989
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[11]	1,800	1,863
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[11]	2,000	2,125
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	418
Groupe BPCE SA 2.75% 2023[7]	600	610
Groupe BPCE SA 5.70% 2023[7]	3,460	3,831
Groupe BPCE SA 5.15% 2024[7]	2,500	2,744
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,523
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Hartford Financial Services Group, Inc. 3.60% 2049	$1,000	$1,031
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,534
HSBC Holdings PLC 4.25% 2024	3,000	3,187
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	3,915	3,930
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	4,500	5,029
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	7,200	7,759
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,793
Icahn Enterprises Finance Corp. 5.25% 2027[7]	2,060	2,112
Intesa Sanpaolo SpA 3.375% 2023[7]	750	763
Intesa Sanpaolo SpA 3.25% 2024[7]	750	754
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,818
Intesa Sanpaolo SpA 3.875% 2027[7]	1,550	1,551
JPMorgan Chase & Co. 2.55% 2020	5,000	5,023
JPMorgan Chase & Co. (3-month USD-LIBOR + 0.955%) 2.889% 2020[13]	3,986	3,988
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	11,213	11,684
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[11]	3,276	3,453
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[11]	8,624	8,623
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[11]	500	504
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	761
Lloyds Banking Group PLC 4.05% 2023	2,000	2,121
Lloyds Banking Group PLC 4.45% 2025	800	874
Lloyds Banking Group PLC 4.375% 2028	2,150	2,370
LPL Financial Holdings Inc. 4.625% 2027[7]	1,800	1,841
Marsh & McLennan Cos., Inc. 3.875% 2024	1,420	1,515
Marsh & McLennan Cos., Inc. 4.375% 2029	1,705	1,943
Marsh & McLennan Cos., Inc. 4.90% 2049	1,539	1,951
Metropolitan Life Global Funding I 2.50% 2020[7]	7,000	7,035
Metropolitan Life Global Funding I 1.95% 2021[7]	1,875	1,877
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,632
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,642
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,181
Morgan Stanley 2.50% 2021	3,000	3,023
Morgan Stanley 5.75% 2021	5,000	5,194
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	3,825	3,998
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[11]	450	456
Morgan Stanley 3.125% 2026	325	336
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[11]	6,215	7,025
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	2,887
Navient Corp. 6.50% 2022	3,675	3,992
Navient Corp. 5.50% 2023	9,110	9,748
Navient Corp. 7.25% 2023	725	821
Navient Corp. 6.125% 2024	7,530	8,189
New York Life Global Funding 1.70% 2021[7]	1,125	1,124
New York Life Global Funding 2.30% 2022[7]	250	252
New York Life Global Funding 2.35% 2026[7]	890	891
Nordea Bank AB 2.50% 2020[7]	2,450	2,461
Owl Rock Capital Corp. 4.625% 2024[7]	2,150	2,175
PNC Bank 2.30% 2020	250	250
PNC Bank 2.55% 2021	6,500	6,578
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,480
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,054
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,128
Prudential Financial, Inc. 3.50% 2024	4,000	4,256
Prudential Financial, Inc. 3.878% 2028	500	548
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.418% 2048	$250	$290
Prudential Financial, Inc. 4.35% 2050	10,000	11,509
Rabobank Nederland 2.75% 2022	2,250	2,288
Rabobank Nederland 4.375% 2025	4,500	4,882
Royal Bank of Canada 3.20% 2021	10,000	10,179
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,670
Skandinaviska Enskilda Banken AB 2.625% 2021	250	252
Skandinaviska Enskilda Banken AB 2.80% 2022	700	711
Springleaf Finance Corp. 6.125% 2024	5,825	6,393
Starwood Property Trust, Inc. 5.00% 2021	2,700	2,807
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,11]	2,800	3,129
Toronto-Dominion Bank 2.65% 2024	3,100	3,175
Travelers Cos., Inc. 4.00% 2047	1,588	1,797
Travelers Cos., Inc. 4.10% 2049	3,910	4,496
U.S. Bancorp 2.625% 2022	1,805	1,833
U.S. Bancorp 3.40% 2023	5,675	5,928
U.S. Bancorp 2.40% 2024	2,000	2,027
U.S. Bancorp 3.70% 2024	5,000	5,319
U.S. Bancorp 2.375% 2026	4,000	4,011
U.S. Bank NA 3.00% 2021	3,000	3,036
UBS Group AG 4.125% 2025[7]	2,750	2,991
UniCredit SpA 3.75% 2022[7]	7,175	7,352
UniCredit SpA 6.572% 2022[7]	475	510
UniCredit SpA 4.625% 2027[7]	625	662
UniCredit SpA 5.861% 2032[7,11]	2,400	2,508
Wells Fargo & Co. 2.15% 2020	4,025	4,026
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[11]	4,325	4,328
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[11]	217	231
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	6,288	6,330
Westpac Banking Corp. 2.15% 2020	5,000	5,002
Westpac Banking Corp. 2.75% 2023	1,750	1,783
		417,924
Energy 1.34%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[7]	2,935	2,040
Apache Corp. 4.25% 2030	2,555	2,650
Apache Corp. 5.35% 2049	6,000	6,279
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[12,13]	1,223	1,159
BP Capital Markets PLC 3.41% 2026	3,460	3,686
BP Capital Markets PLC 4.234% 2028	9,710	10,977
Canadian Natural Resources Ltd. 2.95% 2023	2,700	2,754
Carrizo Oil & Gas Inc. 6.25% 2023	2,725	2,772
Cenovus Energy Inc. 3.80% 2023	3,970	4,107
Cenovus Energy Inc. 4.25% 2027	5,690	6,027
Cenovus Energy Inc. 5.25% 2037	975	1,080
Cenovus Energy Inc. 5.40% 2047	1,000	1,167
Cheniere Energy, Inc. 3.70% 2029[7]	6,082	6,210
Chesapeake Energy Corp. 4.875% 2022	7,225	5,728
Chesapeake Energy Corp. 5.75% 2023	75	51
Chesapeake Energy Corp. 11.50% 2025[7]	4,122	3,906
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[12,13]	1,990	2,056
Chevron Corp. 2.498% 2022	4,000	4,065
Chevron Corp. 3.326% 2025	1,165	1,244
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.954% 2026	$1,600	$1,672
Comstock Resources, Inc. 9.75% 2026	3,475	3,162
Concho Resources Inc. 4.30% 2028	6,615	7,210
Concho Resources Inc. 4.85% 2048	750	874
CONSOL Energy Inc. 5.875% 2022	18,199	18,257
Constellation Oil Services Holding SA 10.00% 2024[1,4,7,14]	988	469
Convey Park Energy LLC 7.50% 2025[7]	1,100	949
DCP Midstream Operating LP 4.95% 2022	3,350	3,485
Diamond Offshore Drilling, Inc. 4.875% 2043	5,610	3,077
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,732
Enbridge Energy Partners, LP 7.375% 2045	1,075	1,604
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,867
Enbridge Inc. 4.00% 2023	1,678	1,773
Enbridge Inc. 3.70% 2027	162	171
Energy Transfer Partners, LP 4.15% 2020	2,182	2,205
Energy Transfer Partners, LP 4.50% 2024	1,210	1,288
Energy Transfer Partners, LP 4.75% 2026	2,494	2,700
Energy Transfer Partners, LP 5.25% 2029	5,757	6,466
Energy Transfer Partners, LP 5.40% 2047	650	706
Energy Transfer Partners, LP 6.00% 2048	774	902
Energy Transfer Partners, LP 6.25% 2049	9,257	11,156
Enterprise Products Operating LLC 4.90% 2046	500	586
EOG Resources, Inc. 4.15% 2026	2,980	3,275
EQT Corp. 3.00% 2022	475	467
EQT Corp. 3.90% 2027	910	852
Equinor ASA 3.625% 2028	6,865	7,534
Equinor ASA 3.25% 2049	7,006	7,059
Extraction Oil & Gas, Inc. 5.625% 2026[7]	4,125	2,487
Exxon Mobil Corp. 2.222% 2021	8,070	8,122
Exxon Mobil Corp. 2.019% 2024	5,780	5,798
Exxon Mobil Corp. 2.275% 2026	1,500	1,508
Exxon Mobil Corp. 3.043% 2026	1,125	1,180
Exxon Mobil Corp. 2.44% 2029	9,841	9,905
Exxon Mobil Corp. 3.095% 2049	2,000	1,995
Genesis Energy, LP 6.75% 2022	4,977	5,036
Genesis Energy, LP 6.50% 2025	2,725	2,643
Halliburton Co. 3.80% 2025	260	277
Hess Midstream Partners LP 5.125% 2028[7]	1,305	1,323
Jonah Energy LLC 7.25% 2025[7]	1,825	543
Kinder Morgan, Inc. 4.30% 2028	4,359	4,754
Kinder Morgan, Inc. 5.20% 2048	756	877
Marathon Oil Corp. 4.40% 2027	1,005	1,093
McDermott International, Inc. 10.625% 2024[7,15]	3,705	325
MPLX LP 4.125% 2027	500	525
MPLX LP 4.50% 2038	750	763
Murphy Oil Corp. 5.875% 2027	491	516
NGL Energy Partners LP 7.50% 2023	1,440	1,449
NGL Energy Partners LP 6.125% 2025	7,420	7,015
Noble Corp. PLC 7.95% 2025[11]	1,725	893
Noble Corp. PLC 8.95% 2045[11]	3,125	1,359
Noble Energy, Inc. 3.85% 2028	3,000	3,169
Noble Energy, Inc. 3.25% 2029	6,063	6,119
Noble Energy, Inc. 4.95% 2047	375	415
Oasis Petroleum Inc. 6.875% 2022	4,290	4,140
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.85% 2021	$2,751	$2,834
Occidental Petroleum Corp. 2.70% 2022	3,000	3,032
Occidental Petroleum Corp. 2.90% 2024	1,734	1,763
Occidental Petroleum Corp. 3.20% 2026	788	798
Occidental Petroleum Corp. 5.55% 2026	1,125	1,278
Occidental Petroleum Corp. 3.50% 2029	4,425	4,514
Occidental Petroleum Corp. 4.40% 2049	4,112	4,240
Peabody Energy Corp. 6.00% 2022[7]	2,150	2,102
Petróleos Mexicanos 5.35% 2028	1,870	1,866
Phillips 66 Partners LP 3.55% 2026	160	168
Phillips 66 Partners LP 4.68% 2045	400	434
Phillips 66 Partners LP 4.90% 2046	275	312
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,388
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,060
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,385
Saudi Arabian Oil Co. 3.50% 2029[7]	2,060	2,135
Schlumberger BV 3.75% 2024[7]	495	522
Schlumberger BV 4.00% 2025[7]	70	75
Shell International Finance BV 2.25% 2020	1,965	1,972
Shell International Finance BV 1.875% 2021	1,000	1,001
Shell International Finance BV 3.50% 2023	2,235	2,354
Shell International Finance BV 2.00% 2024	5,930	5,918
Shell International Finance BV 2.50% 2026	1,890	1,916
Shell International Finance BV 3.875% 2028	4,590	5,089
Shell International Finance BV 3.125% 2049	2,000	1,974
Statoil ASA 2.75% 2021	1,925	1,959
Statoil ASA 3.25% 2024	2,850	3,003
Statoil ASA 4.25% 2041	2,000	2,315
Targa Resources Partners LP 5.875% 2026	1,750	1,863
Targa Resources Partners LP 5.50% 2030[7]	3,485	3,585
Teekay Corp. 9.25% 2022[7]	4,825	5,092
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,521
Total Capital International 2.434% 2025	5,010	5,072
Total Capital International 3.455% 2029	13,010	14,098
Total Capital International 3.461% 2049	835	878
Total Capital SA 3.883% 2028	4,000	4,478
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,210
TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,426
TransCanada PipeLines Ltd. 4.875% 2048	700	826
Transocean Inc. 9.00% 2023[7]	2,454	2,597
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[14]	4,408	727
Valaris PLC 7.75% 2026	2,575	1,461
Valaris PLC 5.75% 2044	7,095	3,217
Valero Energy Corp. 4.00% 2029	4,000	4,317
Vine Oil & Gas LP 8.75% 2023[7]	2,500	1,233
Weatherford International PLC 11.00% 2024[7]	11,915	12,913
Williams Partners LP 4.30% 2024	85	91
		366,697
Utilities 1.17%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,568
AEP Transmission Co. LLC 4.25% 2048	1,524	1,748
AES Corp. 5.50% 2025	2,448	2,534
Ameren Corp. 2.50% 2024	1,969	1,986
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ameren Corp. 4.50% 2049	$425	$524
Ameren Corp. 3.25% 2050	750	759
American Electric Power Co., Inc. 2.95% 2022	3,020	3,078
American Electric Power Co., Inc. 3.20% 2027	1,275	1,315
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,245
Calpine Corp. 5.25% 2026[7]	960	1,002
Centerpoint Energy, Inc. 2.50% 2022	900	907
CenterPoint Energy, Inc. 3.85% 2024	6,077	6,410
CenterPoint Energy, Inc. 2.95% 2030	3,400	3,354
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,735
CMS Energy Corp. 3.00% 2026	3,000	3,082
CMS Energy Corp. 4.875% 2044	2,000	2,385
Comision Federal de Electricidad 4.75% 2027[7]	645	682
Commonwealth Edison Co. 4.35% 2045	1,585	1,857
Commonwealth Edison Co. 4.00% 2048	2,600	2,923
Connecticut Light and Power Co. 3.20% 2027	1,525	1,611
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	7,078
Consumers Energy Co. 3.375% 2023	395	413
Consumers Energy Co. 3.125% 2024	3,785	3,937
Consumers Energy Co. 3.25% 2046	465	467
Consumers Energy Co. 4.05% 2048	3,882	4,472
Consumers Energy Co. 3.10% 2050	3,410	3,401
Consumers Energy Co. 3.75% 2050	1,193	1,318
Dominion Resources, Inc. 2.00% 2021	665	665
Dominion Resources, Inc. 2.75% 2022	800	811
Dominion Resources, Inc. 2.85% 2026	1,500	1,515
Dominion Resources, Inc., junior subordinated, 2.579% 2020[11]	713	715
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,829
DTE Electric Co. 3.75% 2047	2,000	2,185
DTE Energy Co. 3.95% 2049	2,865	3,273
Duke Energy Carolinas, Inc. 3.95% 2028	1,250	1,393
Duke Energy Carolinas, LLC 2.95% 2026	4,000	4,131
Duke Energy Corp. 3.75% 2024	150	159
Duke Energy Corp. 2.65% 2026	3,150	3,165
Duke Energy Florida, LLC 3.20% 2027	2,420	2,530
Duke Energy Florida, LLC 2.50% 2029	5,960	5,959
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,224
Duke Energy Progress Inc. 4.15% 2044	2,020	2,280
Duke Energy Progress Inc. 3.70% 2046	3,975	4,249
Duke Energy Progress, LLC 3.375% 2023	2,040	2,132
Duke Energy Progress, LLC 3.60% 2047	3,167	3,316
Edison International 3.125% 2022	1,575	1,600
Edison International 3.55% 2024	3,850	3,945
Edison International 5.75% 2027	1,452	1,631
Edison International 4.125% 2028	3,230	3,313
EDP Finance BV 4.125% 2020[7]	3,402	3,402
EDP Finance BV 3.625% 2024[7]	6,425	6,689
Electricité de France SA 2.35% 2020[7]	650	651
Electricité de France SA 4.75% 2035[7]	1,250	1,430
Electricité de France SA 4.875% 2038[7]	2,750	3,231
Electricité de France SA 5.60% 2040	525	662
Emera US Finance LP 3.55% 2026	4,183	4,345
Enel Finance International SA 4.25% 2023[7]	4,339	4,594
Enel Finance International SA 3.50% 2028[7]	3,085	3,157
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enersis Américas SA 4.00% 2026	$245	$254
Entergy Corp. 2.95% 2026	1,160	1,178
Entergy Louisiana, LLC 4.20% 2048	4,200	4,853
Eversource Energy 3.80% 2023	2,730	2,875
Eversource Energy 3.30% 2028	573	590
Eversource Energy 4.25% 2029	4,000	4,450
Exelon Corp. 3.40% 2026	100	104
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,104
FirstEnergy Corp. 3.90% 2027	5,105	5,459
FirstEnergy Corp. 4.85% 2047	4,500	5,345
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,109
Florida Power & Light Co. 3.70% 2047[7]	1,036	1,129
Florida Power & Light Co. 3.15% 2049	3,475	3,512
Gulf Power Co. 3.30% 2027	4,500	4,688
Jersey Central Power & Light Co. 4.30% 2026[7]	1,790	1,949
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,085
MidAmerican Energy Holdings Co. 3.65% 2029	5,220	5,705
MidAmerican Energy Holdings Co. 3.15% 2050	2,000	1,974
Mississippi Power Co. 3.95% 2028	2,814	3,065
National Grid PLC 3.15% 2027[7]	275	285
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,146
NiSource Finance Corp. 2.65% 2022	325	329
Northern States Power Co. 4.125% 2044	6,000	6,889
Northern States Power Co. 2.90% 2050	3,700	3,535
Oncor Electric Delivery Co. LLC 2.75% 2024	1,525	1,544
Pacific Gas and Electric Co. 4.25% 2023[7,15]	7,445	7,653
Pacific Gas and Electric Co. 2.95% 2026[15]	250	251
Pacific Gas and Electric Co. 4.65% 2028[7,15]	750	776
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,011
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,279
Public Service Co. of Colorado 2.25% 2022	2,000	2,016
Public Service Electric and Gas Co. 3.20% 2029	4,223	4,453
Public Service Electric and Gas Co. 3.60% 2047	548	593
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,930
Public Service Enterprise Group Inc. 2.25% 2026	345	342
Public Service Enterprise Group Inc. 3.00% 2027	2,935	3,036
Public Service Enterprise Group Inc. 3.20% 2049	2,000	2,020
Puget Energy, Inc. 6.00% 2021	1,823	1,936
Puget Energy, Inc. 5.625% 2022	1,965	2,108
Puget Sound Energy, Inc. 3.25% 2049	3,000	2,987
San Diego Gas & Electric Co. 3.75% 2047	2,331	2,422
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,778
SCANA Corp. 6.25% 2020	3,785	3,814
Southern California Edison Co. 3.40% 2023	150	156
Southern California Edison Co. 3.50% 2023	700	730
Southern California Edison Co. 3.65% 2028	423	453
Southern California Edison Co. 2.85% 2029	1,000	1,000
Southern California Edison Co. 6.00% 2034	5,000	6,155
Southern California Edison Co. 5.35% 2035	3,000	3,515
Southern California Edison Co. 5.75% 2035	675	823
Southern California Edison Co. 4.125% 2048	5,108	5,449
Southern California Edison Co. 4.875% 2049	3,745	4,436
Southern California Edison Co., Series C, 3.60% 2045	5,714	5,648
Southern California Gas Co. 3.95% 2050	2,000	2,238
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[7]	$885	$844
Talen Energy Corp. 7.25% 2027[7]	2,330	2,456
Virginia Electric and Power Co. 3.80% 2028	2,000	2,175
Virginia Electric and Power Co. 4.00% 2043	1,000	1,105
Virginia Electric and Power Co. 4.00% 2046	1,737	1,914
Virginia Electric and Power Co. 4.60% 2048	2,650	3,243
Virginia Electric and Power Co. 3.30% 2049	5,575	5,636
Xcel Energy Inc. 3.35% 2026	3,110	3,264
Xcel Energy Inc. 2.60% 2029	3,600	3,566
Xcel Energy Inc. 3.50% 2049	2,120	2,158
		320,497
Communication services 1.07%
Alphabet Inc. 1.998% 2026	3,000	2,984
Altice NV 7.50% 2026[7]	2,650	2,854
Altice SA 7.625% 2025[7]	4,200	4,378
AMC Networks Inc. 5.00% 2024	425	435
AMC Networks Inc. 4.75% 2025	2,175	2,188
AT&T Inc. (3-month USD-LIBOR + 0.65%) 2.651% 2020[13]	5,680	5,681
AT&T Inc. 3.80% 2027	305	325
AT&T Inc. 4.35% 2029	3,125	3,475
Cablevision Systems Corp. 6.75% 2021	9,575	10,327
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	2,650	2,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	538
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	551
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	5,050	5,337
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	2,303	2,612
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,555
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,035	7,537
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,250	6,124
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	7,067	7,681
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	6,000	6,316
CenturyLink, Inc. 6.75% 2023	8,475	9,478
CenturyLink, Inc. 7.50% 2024	1,500	1,694
CenturyLink, Inc. 5.125% 2026[7]	2,050	2,091
CenturyLink, Inc., Series T, 5.80% 2022	2,625	2,764
Comcast Corp. 3.00% 2024	500	518
Comcast Corp. 3.70% 2024	2,245	2,393
Comcast Corp. 3.95% 2025	5,365	5,855
Comcast Corp. 2.35% 2027	4,000	3,996
Comcast Corp. 4.15% 2028	2,858	3,217
Comcast Corp. 2.65% 2030	6,530	6,556
Comcast Corp. 3.20% 2036	750	767
Comcast Corp. 3.90% 2038	1,000	1,107
Comcast Corp. 4.60% 2038	4,000	4,766
Comcast Corp. 4.00% 2048	250	278
Comcast Corp. 4.70% 2048	1,049	1,293
Deutsche Telekom International Finance BV 1.95% 2021[7]	500	500
Deutsche Telekom International Finance BV 2.82% 2022[7]	784	796
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,674
Embarq Corp. 7.995% 2036	3,075	3,257
Fox Corp. 4.03% 2024[7]	1,120	1,194
France Télécom 4.125% 2021	2,500	2,591
Frontier Communications Corp. 11.00% 2025	31,655	15,432
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 8.00% 2027[7]	$2,150	$2,251
Gogo Inc. 9.875% 2024[7]	39,520	41,825
iHeartCommunications, Inc. 5.25% 2027[7]	2,493	2,613
Inmarsat PLC 4.875% 2022[7]	3,475	3,525
Intelsat Jackson Holding Co. 8.00% 2024[7]	3,075	3,162
Intelsat Jackson Holding Co. 8.50% 2024[7]	10,475	9,563
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[12]	1,400	1,421
Liberty Global PLC 5.50% 2028[7]	2,075	2,107
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[12,13,14]	6,128	3,909
MDC Partners Inc. 6.50% 2024[7]	2,950	2,677
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	4,630	4,782
Orange SA 5.50% 2044	1,500	1,989
Sirius XM Radio Inc. 3.875% 2022[7]	3,450	3,532
Sirius XM Radio Inc. 4.625% 2024[7]	3,345	3,519
Sprint Corp. 7.625% 2026	2,825	3,121
Sprint Corp. 6.875% 2028	9,125	9,849
Trilogy International Partners, LLC 8.875% 2022[7]	12,800	12,068
Univision Communications Inc. 5.125% 2023[7]	7,250	7,250
Verizon Communications Inc. 4.50% 2033	2,000	2,336
Vodafone Group PLC 3.75% 2024	3,788	4,006
Vodafone Group PLC 4.125% 2025	2,500	2,715
Vodafone Group PLC 4.375% 2028	350	388
Vodafone Group PLC 5.25% 2048	500	602
Vodafone Group PLC 4.25% 2050	7,000	7,314
Ziggo Bond Finance BV 5.50% 2027[7]	5,825	6,200
		293,549
Industrials 0.82%
ADT Corp. 3.50% 2022	5,625	5,741
Allison Transmission Holdings, Inc. 5.00% 2024[7]	3,205	3,289
Ashtead Group PLC 4.00% 2028[7]	1,169	1,184
Ashtead Group PLC 4.25% 2029[7]	433	443
Associated Materials, LLC 9.00% 2024[7]	10,036	8,832
Avis Budget Group, Inc. 5.50% 2023	1,815	1,852
Avis Budget Group, Inc. 5.25% 2025[7]	1,275	1,315
Avolon Holdings Funding Ltd. 3.625% 2022[7]	1,254	1,286
Avolon Holdings Funding Ltd. 3.95% 2024[7]	1,587	1,656
Avolon Holdings Funding Ltd 4.375% 2026[7]	1,975	2,089
Boeing Co. 2.70% 2022	4,400	4,468
Boeing Co. 2.80% 2024	875	895
Boeing Co. 3.10% 2026	1,508	1,556
Boeing Co. 3.20% 2029	215	224
Boeing Co. 2.95% 2030	3,033	3,104
Boeing Co. 3.60% 2034	7,500	8,034
Boeing Co. 3.90% 2049	250	271
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	5,787
CSX Corp. 3.80% 2028	6,060	6,611
CSX Corp. 4.25% 2029	5,062	5,699
CSX Corp. 4.30% 2048	1,125	1,277
CSX Corp. 4.75% 2048	1,875	2,271
CSX Corp. 3.35% 2049	1,125	1,111
CSX Corp. 4.50% 2049	4,795	5,611
Dun & Bradstreet Corp. 6.875% 2026[7]	1,780	1,968
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[12,13]	2,155	2,174
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Euramax International, Inc. 12.00% 2020[7]	$4,550	$4,518
FXI Holdings, Inc. 12.25% 2026[7]	3,470	3,620
General Dynamics Corp. 3.00% 2021	4,000	4,067
General Dynamics Corp. 3.375% 2023	2,550	2,664
General Dynamics Corp. 3.50% 2025	4,804	5,147
General Dynamics Corp. 3.75% 2028	720	792
General Electric Co. 2.70% 2022	6,535	6,624
Hardwoods Acquisition Inc. 7.50% 2021[7]	2,328	1,187
Hertz Global Holdings Inc. 7.625% 2022[7]	2,991	3,118
Honeywell International Inc. 2.15% 2022	4,400	4,443
Honeywell International Inc. 2.30% 2024	6,925	7,020
Honeywell International Inc. 2.70% 2029	4,330	4,433
Icahn Enterprises Finance Corp. 4.75% 2024[7]	2,130	2,191
Lockheed Martin Corp. 2.50% 2020	6,900	6,937
Lockheed Martin Corp. 3.10% 2023	545	562
Lockheed Martin Corp. 3.55% 2026	3,490	3,744
LSC Communications, Inc. 8.75% 2023[7]	4,005	2,174
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,246
Norfolk Southern Corp. 3.00% 2022	2,056	2,099
Norfolk Southern Corp. 2.55% 2029	5,530	5,519
Norfolk Southern Corp. 3.40% 2049	1,312	1,305
Northrop Grumman Corp. 2.55% 2022	5,400	5,481
Northrop Grumman Corp. 2.93% 2025	4,732	4,878
Northrop Grumman Corp. 3.25% 2028	5,920	6,176
Pisces Parent LLC 8.00% 2026[7]	4,965	5,189
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,394
Rockwell Collins, Inc. 2.80% 2022	3,745	3,811
Roper Technologies, Inc. 2.80% 2021	1,815	1,842
Roper Technologies, Inc. 3.80% 2026	410	441
Siemens AG 2.70% 2022[7]	2,685	2,732
Union Pacific Corp. 3.15% 2024	1,287	1,340
Union Pacific Corp. 3.75% 2025	4,643	4,977
Union Pacific Corp. 3.95% 2028	1,875	2,071
Union Pacific Corp. 3.70% 2029	8,500	9,287
Union Pacific Corp. 4.30% 2049	3,690	4,256
Union Pacific Corp. 3.95% 2059	1,365	1,434
United Technologies Corp. 3.65% 2023	1,544	1,628
United Technologies Corp. 3.95% 2025	5,155	5,623
United Technologies Corp. 4.125% 2028	1,960	2,208
Vinci SA 3.75% 2029[7]	2,237	2,440
Wesco Aircraft Holdings, Inc. 9.00% 2026[7]	3,250	3,410
		225,776
Consumer discretionary 0.72%
Amazon.com, Inc. 2.40% 2023	1,500	1,527
Amazon.com, Inc. 2.80% 2024	1,500	1,553
American Honda Finance Corp. 3.50% 2028	1,125	1,212
Bayerische Motoren Werke AG 2.25% 2023[7]	300	301
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,940
Bayerische Motoren Werke AG 3.15% 2024[7]	8,510	8,802
Boyd Gaming Corp. 4.75% 2027[7]	2,545	2,648
DaimlerChrysler North America Holding Corp. 2.25% 2020[7]	2,765	2,766
DaimlerChrysler North America Holding Corp. 3.35% 2023[7]	300	308
Ford Motor Credit Co. 2.343% 2020	4,635	4,627
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.157% 2020	$500	$502
Ford Motor Credit Co. 3.20% 2021	2,250	2,263
General Motors Co. 4.35% 2025	1,920	2,057
General Motors Co. 6.25% 2043	359	403
General Motors Co. 5.40% 2048	500	517
General Motors Financial Co. 3.70% 2020	6,355	6,431
General Motors Financial Co. 3.45% 2022	3,625	3,707
General Motors Financial Co. 3.45% 2022	2,000	2,045
General Motors Financial Co. 3.55% 2022	5,285	5,441
General Motors Financial Co. 3.50% 2024	5,008	5,160
General Motors Financial Co. 4.30% 2025	1,025	1,096
General Motors Financial Co. 4.35% 2027	500	525
Hanesbrands Inc. 4.625% 2024[7]	860	909
Hanesbrands Inc. 4.875% 2026[7]	2,700	2,864
Home Depot, Inc. 3.90% 2028	825	926
Home Depot, Inc. 2.95% 2029	9,360	9,737
Home Depot, Inc. 4.25% 2046	3,500	4,141
Home Depot, Inc. 4.50% 2048	428	528
Hyundai Capital America 3.25% 2022[7]	480	489
Lowe’s Cos., Inc. 3.65% 2029	3,574	3,820
Lowe’s Cos., Inc. 4.55% 2049	385	454
Mattel, Inc. 6.75% 2025[7]	3,225	3,473
Melco International Development Ltd. 5.375% 2029[7]	435	447
MGM Resorts International 7.75% 2022	1,700	1,898
PetSmart, Inc. 5.875% 2025[7]	29,965	30,602
PetSmart, Inc. 8.875% 2025[7]	14,515	14,370
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[12,13]	5,932	5,806
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	347
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,400	5,666
Scientific Games Corp. 8.25% 2026[7]	3,885	4,290
Scientific Games Corp. 7.00% 2028[7]	565	606
Scientific Games Corp. 7.25% 2029[7]	740	806
Staples, Inc. 7.50% 2026[7]	14,450	15,019
Toyota Motor Credit Corp. 2.15% 2020	817	817
Toyota Motor Credit Corp. 1.90% 2021	2,945	2,949
Toyota Motor Credit Corp. 2.15% 2022	545	549
Toyota Motor Credit Corp. 2.60% 2022	924	938
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,562
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	4,988	5,159
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	5,320	5,669
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,256
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	4,757	4,880
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	4,918	5,163
		195,971
Consumer staples 0.64%
Albertsons Cos. LLC 4.625% 2027[7]	4,350	4,353
Altria Group, Inc. 3.80% 2024	2,630	2,768
Altria Group, Inc. 4.40% 2026	445	483
Altria Group, Inc. 4.80% 2029	2,508	2,794
Altria Group, Inc. 5.80% 2039	5,960	7,009
Altria Group, Inc. 4.50% 2043	3,000	3,065
Altria Group, Inc. 5.95% 2049	3,824	4,630
Anheuser-Busch InBev NV 4.15% 2025	8,000	8,709
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.00% 2028	$4,345	$4,780
Anheuser-Busch InBev NV 4.75% 2029	886	1,026
Anheuser-Busch InBev NV 5.45% 2039	7,900	9,935
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,243
B&G Foods, Inc. 5.25% 2025	1,660	1,710
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,495
British American Tobacco PLC 2.789% 2024	4,000	4,034
British American Tobacco PLC 3.222% 2024	2,826	2,890
British American Tobacco PLC 3.215% 2026	5,143	5,184
British American Tobacco PLC 3.557% 2027	1,000	1,021
British American Tobacco PLC 3.462% 2029	2,000	2,024
British American Tobacco PLC 4.39% 2037	5,500	5,568
British American Tobacco PLC 4.54% 2047	4,820	4,842
Conagra Brands, Inc. 3.80% 2021	5,000	5,160
Conagra Brands, Inc. 4.30% 2024	4,685	5,045
Conagra Brands, Inc. 5.40% 2048	1,015	1,238
Constellation Brands, Inc. 2.65% 2022	7,846	7,957
Constellation Brands, Inc. 2.70% 2022	195	197
Constellation Brands, Inc. 3.20% 2023	1,340	1,377
Constellation Brands, Inc. 3.60% 2028	938	992
Constellation Brands, Inc. 4.50% 2047	220	240
Costco Wholesale Corp. 2.30% 2022	954	966
Costco Wholesale Corp. 2.75% 2024	10,000	10,352
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,095
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,109
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,247
Keurig Dr Pepper Inc. 4.985% 2038	4,001	4,728
Keurig Dr Pepper Inc. 5.085% 2048	75	90
Molson Coors Brewing Co. 2.25% 2020	1,140	1,140
Molson Coors Brewing Co. 4.20% 2046	2,695	2,687
Nestlé Holdings, Inc. 3.35% 2023[7]	750	785
Philip Morris International Inc. 2.00% 2020	1,000	1,000
Philip Morris International Inc. 1.875% 2021	1,500	1,500
Philip Morris International Inc. 2.375% 2022	1,960	1,981
Philip Morris International Inc. 2.625% 2022	1,670	1,691
Philip Morris International Inc. 2.875% 2024	788	811
Philip Morris International Inc. 3.25% 2024	2,000	2,100
Philip Morris International Inc. 3.375% 2029	3,268	3,430
Procter & Gamble Co. 1.70% 2021	400	401
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,133
Reynolds American Inc. 4.45% 2025	2,850	3,068
Reynolds American Inc. 5.85% 2045	2,030	2,327
Wal-Mart Stores, Inc. 3.125% 2021	2,317	2,367
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,018
Wal-Mart Stores, Inc. 2.55% 2023	5,660	5,783
Wal-Mart Stores, Inc. 3.40% 2023	5,665	5,956
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,872
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,172
Wal-Mart Stores, Inc. 3.70% 2028	687	758
WM. Wrigley Jr. Co. 3.375% 2020[7]	250	252
		175,588
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.59%	Principal amount (000)	Value (000)
Air Liquide SA 2.25% 2029[7]	$1,381	$1,355
AK Steel Holding Corp. 7.625% 2021	2,175	2,198
Braskem SA 4.50% 2030[7]	1,255	1,251
Chemours Co. 6.625% 2023	7,360	7,404
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	613
Cleveland-Cliffs Inc. 4.875% 2024[7]	3,025	3,098
Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,356
Cleveland-Cliffs Inc. 5.875% 2027[7]	12,075	11,614
Consolidated Energy Finance SA 6.50% 2026[7]	2,685	2,525
CVR Partners, LP 9.25% 2023[7]	1,750	1,832
Dow Chemical Co. 3.15% 2024	1,565	1,623
Dow Chemical Co. 4.55% 2025	1,405	1,552
Dow Chemical Co. 3.625% 2026	1,884	1,982
Dow Chemical Co. 4.80% 2049	627	726
First Quantum Minerals Ltd. 7.25% 2022[7]	7,175	7,221
First Quantum Minerals Ltd. 7.25% 2023[7]	1,200	1,245
First Quantum Minerals Ltd. 6.50% 2024[7]	4,704	4,726
First Quantum Minerals Ltd. 7.50% 2025[7]	30,400	31,147
First Quantum Minerals Ltd. 6.875% 2026[7]	3,625	3,677
Freeport-McMoRan Inc. 3.55% 2022	12,118	12,291
FXI Holdings, Inc. 7.875% 2024[7]	1,215	1,169
Glencore Funding LLC 4.125% 2024[7]	945	990
H.I.G. Capital, LLC 6.75% 2024[7]	1,291	1,204
Hexion Inc. 7.875% 2027[7]	765	797
Holcim Ltd. 5.15% 2023[7]	2,395	2,573
International Paper Co. 7.30% 2039	2,005	2,776
LSB Industries, Inc. 9.625% 2023[7]	4,890	5,036
Mosaic Co. 3.25% 2022	1,788	1,835
Mosaic Co. 4.05% 2027	1,587	1,647
Nova Chemicals Corp. 5.25% 2027[7]	2,900	2,985
Praxair, Inc. 3.00% 2021	340	347
Rayonier Advanced Materials Inc. 5.50% 2024[7]	5,124	3,871
Ryerson Inc. 11.00% 2022[7]	6,615	6,995
Sherwin-Williams Co. 2.75% 2022	264	269
Sherwin-Williams Co. 3.125% 2024	275	284
Sherwin-Williams Co. 2.95% 2029	4,000	4,054
Sherwin-Williams Co. 3.80% 2049	5,208	5,315
TPC Group Inc. 10.50% 2024[7]	418	422
Tronox Ltd. 6.50% 2026[7]	2,880	2,974
Venator Materials Corp. 5.75% 2025[7]	5,900	5,457
Warrior Met Coal, Inc. 8.00% 2024[7]	3,024	3,071
Westlake Chemical Corp. 4.375% 2047	500	505
		162,012
Information technology 0.47%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[12,13]	5,150	5,047
Apple Inc. 3.35% 2027	40	43
Apple Inc. 3.00% 2024	625	649
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[12,13]	600	616
Broadcom Inc. 3.125% 2022[7]	1,575	1,604
Broadcom Inc. 3.625% 2024[7]	1,575	1,638
Broadcom Inc. 4.25% 2026[7]	12,370	13,153
Broadcom Inc. 4.75% 2029[7]	11,150	12,203
Broadcom Ltd. 3.625% 2024	937	971
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.875% 2027	$3,060	$3,178
Broadcom Ltd. 3.50% 2028	3,527	3,551
CommScope Finance LLC 6.00% 2026[7]	2,425	2,584
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[12,13]	1,405	1,368
Diebold, Inc. 8.50% 2024	3,100	3,001
Fidelity National Information Services, Inc. 3.75% 2029	990	1,083
Fiserv, Inc. 2.75% 2024	1,600	1,629
Fiserv, Inc. 3.20% 2026	7,455	7,722
Fiserv, Inc. 3.50% 2029	10,430	10,969
Fiserv, Inc. 4.40% 2049	1,800	2,046
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	875	948
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[12,13]	4,375	4,495
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[12,13]	2,917	2,934
Microsoft Corp. 1.55% 2021	545	544
Microsoft Corp. 2.40% 2022	9,190	9,319
Microsoft Corp. 3.30% 2027	4,000	4,276
Microsoft Corp. 4.20% 2035	6,000	7,132
Microsoft Corp. 4.10% 2037	1,000	1,181
Microsoft Corp. 4.25% 2047	250	306
PayPal Holdings, Inc. 2.65% 2026	2,364	2,398
PayPal Holdings, Inc. 2.85% 2029	2,770	2,790
Unisys Corp. 10.75% 2022[7]	3,125	3,368
Veritas Holdings Ltd. 7.50% 2023[7]	3,350	3,351
Veritas Holdings Ltd. 10.50% 2024[7]	1,285	1,192
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2023[12,13]	1,244	1,202
Visa Inc. 2.15% 2022	2,725	2,756
Visa Inc. 2.80% 2022	2,000	2,058
Visa Inc. 3.15% 2025	5,500	5,813
Xerox Corp. 4.125% 2023	906	941
		130,059
Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	337
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,310
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,910	2,875
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,479
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	500
American Campus Communities, Inc. 3.35% 2020	500	504
American Campus Communities, Inc. 3.75% 2023	3,055	3,184
American Campus Communities, Inc. 4.125% 2024	2,075	2,213
American Campus Communities, Inc. 3.30% 2026	1,698	1,760
American Campus Communities, Inc. 3.625% 2027	6,050	6,380
American Tower Corp. 3.55% 2027	1,425	1,494
American Tower Corp. 3.60% 2028	1,000	1,050
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,110
Brookfield Property REIT Inc. 5.75% 2026[7]	5,750	6,077
Corporate Office Properties LP 3.60% 2023	390	401
Corporate Office Properties LP 5.25% 2024	3,595	3,869
EPR Properties 4.75% 2026	1,000	1,093
Equinix, Inc. 2.90% 2026	6,087	6,109
Equinix, Inc. 3.20% 2029	6,170	6,204
Essex Portfolio LP 3.875% 2024	1,000	1,057
Essex Portfolio LP 3.50% 2025	5,865	6,156
Essex Portfolio LP 4.00% 2029	1,800	1,955
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$1,293
Hospitality Properties Trust 4.50% 2023	1,945	2,022
Hospitality Properties Trust 4.50% 2025	150	154
Hospitality Properties Trust 4.95% 2027	500	518
Hospitality Properties Trust 3.95% 2028	1,950	1,902
Host Hotels & Resorts LP 4.50% 2026	355	384
Public Storage 2.37% 2022	565	571
Realogy Corp. 5.25% 2021[7]	1,750	1,771
Realogy Corp. 4.875% 2023[7]	4,625	4,556
Realogy Corp. 9.375% 2027[7]	2,595	2,714
Scentre Group 3.25% 2025[7]	1,000	1,023
Scentre Group 3.50% 2025[7]	3,075	3,191
Scentre Group 3.75% 2027[7]	2,430	2,542
UDR, Inc. 2.95% 2026	760	774
WEA Finance LLC 3.25% 2020[7]	5,055	5,096
Welltower Inc. 3.95% 2023	1,325	1,398
Westfield Corp. Ltd. 3.15% 2022[7]	4,290	4,385
Westfield Corp. Ltd. 3.50% 2029[7]	2,130	2,207
		94,618
Total corporate bonds & notes		2,840,678
Mortgage-backed obligations 6.93% Federal agency mortgage-backed obligations 6.68%
Fannie Mae 7.00% 2047[16]	12	14
Fannie Mae 7.00% 2047[16]	2	2
Fannie Mae Pool #885290 6.00% 2021[16]	7	8
Fannie Mae Pool #MA1104 2.50% 2022[16]	92	93
Fannie Mae Pool #MA1278 2.50% 2022[16]	74	75
Fannie Mae Pool #MA1370 2.50% 2023[16]	1,282	1,293
Fannie Mae Pool #MA1460 2.50% 2023[16]	1,278	1,289
Fannie Mae Pool #AE0375 4.00% 2025[16]	768	802
Fannie Mae Pool #AD7072 4.00% 2025[16]	8	8
Fannie Mae Pool #AE3069 4.00% 2025[16]	4	4
Fannie Mae Pool #AE2321 4.00% 2025[16]	2	2
Fannie Mae Pool #AD8204 4.00% 2025[16]	2	2
Fannie Mae Pool #AL5448 4.00% 2026[16]	781	815
Fannie Mae Pool #890297 4.00% 2026[16]	778	812
Fannie Mae Pool #AH9695 4.00% 2026[16]	759	791
Fannie Mae Pool #AH6431 4.00% 2026[16]	624	653
Fannie Mae Pool #890329 4.00% 2026[16]	103	108
Fannie Mae Pool #AJ3010 4.00% 2026[16]	56	59
Fannie Mae Pool #AH8174 4.00% 2026[16]	7	7
Fannie Mae Pool #AH5618 4.00% 2026[16]	6	6
Fannie Mae Pool #AL3908 4.00% 2026[16]	5	5
Fannie Mae Pool #AH0829 4.00% 2026[16]	4	5
Fannie Mae Pool #AH8275 4.00% 2026[16]	4	4
Fannie Mae Pool #888204 6.00% 2026[16]	191	211
Fannie Mae Pool #AL7299 4.00% 2027[16]	387	404
Fannie Mae Pool #MA1109 4.00% 2027[16]	7	7
Fannie Mae Pool #MA3653 3.00% 2029[16]	75	76
Fannie Mae Pool #AL8347 4.00% 2029[16]	785	820
Fannie Mae Pool #MA3547 3.00% 2033[16]	20	21
Fannie Mae Pool #254767 5.50% 2033[16]	408	458
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #555956 5.50% 2033[16]	$271	$305
Fannie Mae Pool #MA3764 2.50% 2034[16]	21,549	21,738
Fannie Mae Pool #MA3827 2.50% 2034[16]	9,668	9,753
Fannie Mae Pool #BP0121 2.50% 2034[16]	1,896	1,913
Fannie Mae Pool #BP0082 2.50% 2034[16]	1,461	1,474
Fannie Mae Pool #MA3797 2.50% 2034[16]	770	777
Fannie Mae Pool #MA3674 2.50% 2034[16]	407	410
Fannie Mae Pool #BJ9733 2.50% 2034[16]	179	181
Fannie Mae Pool #MA3709 2.50% 2034[16]	103	104
Fannie Mae Pool #MA3657 3.00% 2034[16]	6,526	6,687
Fannie Mae Pool #BN1085 4.00% 2034[16]	1,560	1,627
Fannie Mae Pool #BN3172 4.00% 2034[16]	686	716
Fannie Mae Pool #MA3896 2.50% 2035[16]	57,829	58,338
Fannie Mae Pool #AS8554 3.00% 2036[16]	17,985	18,458
Fannie Mae Pool #929185 5.50% 2036[16]	662	744
Fannie Mae Pool #893641 6.00% 2036[16]	1,496	1,712
Fannie Mae Pool #893688 6.00% 2036[16]	386	434
Fannie Mae Pool #907239 6.00% 2036[16]	77	87
Fannie Mae Pool #AD0249 5.50% 2037[16]	224	249
Fannie Mae Pool #190379 5.50% 2037[16]	119	133
Fannie Mae Pool #924952 6.00% 2037[16]	1,587	1,818
Fannie Mae Pool #888292 6.00% 2037[16]	1,113	1,277
Fannie Mae Pool #928031 6.00% 2037[16]	166	190
Fannie Mae Pool #888637 6.00% 2037[16]	20	23
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,943	2,224
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,396	1,602
Fannie Mae Pool #995674 6.00% 2038[16]	677	778
Fannie Mae Pool #AE0021 6.00% 2038[16]	601	691
Fannie Mae Pool #AB0538 6.00% 2038[16]	375	430
Fannie Mae Pool #AL7164 6.00% 2038[16]	341	389
Fannie Mae Pool #995391 6.00% 2038[16]	40	46
Fannie Mae Pool #889983 6.00% 2038[16]	37	42
Fannie Mae Pool #995224 6.00% 2038[16]	22	25
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	375	431
Fannie Mae Pool #AL0309 6.00% 2040[16]	122	141
Fannie Mae Pool #AB4536 6.00% 2041[16]	630	720
Fannie Mae Pool #AL7228 6.00% 2041[16]	482	552
Fannie Mae Pool #AP2131 3.50% 2042[16]	8,310	8,757
Fannie Mae Pool #AU8813 4.00% 2043[16]	3,378	3,689
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,968	2,146
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,782	1,924
Fannie Mae Pool #AL8773 3.50% 2045[16]	13,150	13,856
Fannie Mae Pool #AL8354 3.50% 2045[16]	3,185	3,369
Fannie Mae Pool #BC4764 3.00% 2046[16]	30,681	31,413
Fannie Mae Pool #AL8522 3.50% 2046[16]	6,228	6,588
Fannie Mae Pool #BD9699 3.50% 2046[16]	2,642	2,770
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,946	2,073
Fannie Mae Pool #BC7611 4.00% 2046[16]	635	675
Fannie Mae Pool #BH4084 3.50% 2047[16]	33,375	34,697
Fannie Mae Pool #CA0770 3.50% 2047[16]	5,387	5,601
Fannie Mae Pool #BE1290 3.50% 2047[16]	4,821	5,054
Fannie Mae Pool #MA3211 4.00% 2047[16]	11,446	12,014
Fannie Mae Pool #BJ3775 3.50% 2048[16]	22,695	23,558
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2622 3.50% 2048[16]	$30	$31
Fannie Mae Pool #BK7655 3.926% 2048[13,16]	1,458	1,513
Fannie Mae Pool #MA3467 4.00% 2048[16]	13,020	13,565
Fannie Mae Pool #FM1437 4.00% 2048[16]	7,598	7,922
Fannie Mae Pool #BJ9256 4.00% 2048[16]	6,085	6,336
Fannie Mae Pool #MA3521 4.00% 2048[16]	2,062	2,146
Fannie Mae Pool #BK4764 4.00% 2048[16]	1,473	1,535
Fannie Mae Pool #BK6971 4.00% 2048[16]	671	699
Fannie Mae Pool #BK0920 4.00% 2048[16]	339	353
Fannie Mae Pool #MA3536 4.00% 2048[16]	235	245
Fannie Mae Pool #MA3443 4.00% 2048[16]	92	96
Fannie Mae Pool #MA3277 4.00% 2048[16]	48	51
Fannie Mae Pool #BK5255 4.00% 2048[16]	38	40
Fannie Mae Pool #MA3496 4.50% 2048[16]	217	229
Fannie Mae Pool #CA4756 3.00% 2049[16]	11,416	11,713
Fannie Mae Pool #MA3691 3.00% 2049[16]	7,051	7,153
Fannie Mae Pool #MA3775 3.50% 2049[16]	27,277	28,051
Fannie Mae Pool #MA3692 3.50% 2049[16]	26,830	27,572
Fannie Mae Pool #CA4813 3.50% 2049[16]	22,281	22,970
Fannie Mae Pool #MA3803 3.50% 2049[16]	13,955	14,359
Fannie Mae Pool #CA4566 3.50% 2049[16]	13,554	13,938
Fannie Mae Pool #BN5402 3.50% 2049[16]	4,704	4,841
Fannie Mae Pool #MA3663 3.50% 2049[16]	496	510
Fannie Mae Pool #MA3597 3.50% 2049[16]	197	203
Fannie Mae Pool #CA3663 3.50% 2049[16]	99	102
Fannie Mae Pool #MA3776 4.00% 2049[16]	18,155	18,949
Fannie Mae Pool #MA3804 4.00% 2049[16]	2,491	2,602
Fannie Mae Pool #BO2188 4.00% 2049[16]	2,404	2,506
Fannie Mae Pool #BN4333 4.00% 2049[16]	372	387
Fannie Mae Pool #CA4574 4.00% 2049[16]	333	347
Fannie Mae Pool #FM1389 4.50% 2049[16]	15,107	15,876
Fannie Mae Pool #BN6006 4.50% 2049[16]	13,285	14,041
Fannie Mae Pool #MA3593 4.50% 2049[16]	5,515	5,802
Fannie Mae Pool #MA3905 3.00% 2050[16]	64,706	65,610
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	143	163
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	35	42
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[13,16]	1,715	1,725
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	3,059	3,078
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	2,969	3,002
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.188% 2023[13,16]	7,136	7,351
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[13,16]	6,383	6,669
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[13,16]	5,266	5,518
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[13,16]	6,215	6,442
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 2024[13,16]	5,420	5,672
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[13,16]	9,665	9,786
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[13,16]	2,891	3,004
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	80	71
Freddie Mac 3.00% 2037[16]	26,744	27,463
Freddie Mac 5.00% 2038[16]	912	1,007
Freddie Mac 6.50% 2038[16]	101	112
Freddie Mac 4.50% 2039[16]	169	183
Freddie Mac 5.00% 2040[16]	1,702	1,879
Freddie Mac 4.00% 2042[16]	3,760	4,037
Freddie Mac 4.00% 2043[16]	1,850	1,999
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2045[16]	$12,096	$13,011
Freddie Mac 3.00% 2046[16]	7,616	7,860
Freddie Mac 4.50% 2046[16]	1,504	1,595
Freddie Mac 4.50% 2046[16]	986	1,051
Freddie Mac 3.50% 2047[16]	37,153	38,700
Freddie Mac 3.50% 2047[16]	21,544	22,410
Freddie Mac 3.50% 2047[16]	4,851	5,046
Freddie Mac 3.50% 2047[16]	3,667	3,845
Freddie Mac 3.50% 2048[16]	1,878	1,936
Freddie Mac 4.00% 2048[16]	34,887	36,349
Freddie Mac 4.00% 2048[16]	17,238	17,969
Freddie Mac Pool #ZS6898 2.50% 2023[16]	1,277	1,287
Freddie Mac Pool #ZK7598 3.00% 2027[16]	15,000	15,393
Freddie Mac Pool #ZK7580 3.00% 2027[16]	6,353	6,541
Freddie Mac Pool #ZS8710 3.00% 2033[16]	3,887	3,988
Freddie Mac Pool #SB0023 3.00% 2033[16]	2,474	2,538
Freddie Mac Pool #SB8015 2.50% 2034[16]	8,292	8,365
Freddie Mac Pool #ZT2094 2.50% 2034[16]	6,820	6,880
Freddie Mac Pool #SB0105 2.50% 2034[16]	1,401	1,413
Freddie Mac Pool #SB8020 2.50% 2034[16]	983	992
Freddie Mac Pool #QN1174 2.50% 2034[16]	926	934
Freddie Mac Pool #SB8013 2.50% 2034[16]	908	916
Freddie Mac Pool #SB8010 2.50% 2034[16]	568	573
Freddie Mac Pool #G18729 3.00% 2034[16]	4,318	4,429
Freddie Mac Pool #G18732 3.00% 2034[16]	4,195	4,303
Freddie Mac Pool #J40154 3.00% 2034[16]	544	558
Freddie Mac Pool #SB8026 2.50% 2035[16]	625	631
Freddie Mac Pool #Q23185 4.00% 2043[16]	2,203	2,403
Freddie Mac Pool #760014 3.486% 2045[13,16]	851	868
Freddie Mac Pool #G60344 4.00% 2045[16]	11,566	12,441
Freddie Mac Pool #760015 3.238% 2047[13,16]	1,593	1,605
Freddie Mac Pool #ZT1545 4.00% 2048[16]	46,609	48,535
Freddie Mac Pool #SI2002 4.00% 2048[16]	11,058	11,598
Freddie Mac Pool #ZA6124 4.50% 2048[16]	12,545	13,211
Freddie Mac Pool #ZT1546 4.50% 2048[16]	3,945	4,151
Freddie Mac Pool #SD7507 3.00% 2049[16]	38,394	39,511
Freddie Mac Pool #SD8010 3.00% 2049[16]	3,243	3,290
Freddie Mac Pool #SD8005 3.50% 2049[16]	51,841	53,266
Freddie Mac Pool #SD8001 3.50% 2049[16]	5,134	5,276
Freddie Mac Pool #RA1824 3.50% 2049[16]	4,000	4,123
Freddie Mac Pool #ZT1776 3.50% 2049[16]	2,735	2,812
Freddie Mac Pool #ZA7047 3.50% 2049[16]	496	511
Freddie Mac Pool #ZT2086 3.50% 2049[16]	466	479
Freddie Mac Pool #ZT1952 4.00% 2049[16]	5,010	5,206
Freddie Mac Pool #ZN4802 4.00% 2049[16]	2,507	2,614
Freddie Mac Pool #ZT1864 4.00% 2049[16]	1,149	1,195
Freddie Mac Pool #ZA6548 4.00% 2049[16]	469	487
Freddie Mac Pool #ZT1595 4.50% 2049[16]	5,777	6,079
Freddie Mac, Series T041, Class 3A, 5.416% 2032[13,16]	261	287
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,064
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,739
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,397
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,230
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[13,16]	9,778	10,497
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	$10,050	$10,321
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,757
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,007
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,106
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[13,16]	3,145	3,352
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,688
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	7,864	8,700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,16]	10,051	10,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	9,692	9,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[13,16]	5,294	5,400
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,16]	2,263	2,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,16]	1,679	1,731
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	3,353	3,536
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,344	1,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	17,972	18,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	2,907	2,962
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,994	4,136
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,958	5,027
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	8,022	8,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,554
Government National Mortgage Assn. 4.00% 2048[16]	13,222	13,898
Government National Mortgage Assn. 4.00% 2048[16]	1,515	1,583
Government National Mortgage Assn. 4.50% 2049[16]	6,752	7,055
Government National Mortgage Assn. 3.50% 2050[16,17]	102,786	105,923
Government National Mortgage Assn. 4.00% 2050[16,17]	94,680	97,999
Government National Mortgage Assn. 4.50% 2050[16,17]	3,005	3,143
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[16]	15,142	15,619
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[16]	108,775	112,710
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[16]	26,812	27,782
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	29,605	30,683
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[16]	24,854	25,921
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[16]	4,659	4,832
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[16]	3,249	3,384
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[16]	44,989	47,180
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[16]	22,424	23,565
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	12,546	13,199
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[16]	11,620	12,217
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	9,184	9,596
Uniform Mortgage-Backed Security 2.50% 2035[16,17]	1,003	1,011
Uniform Mortgage-Backed Security 3.00% 2035[16,17]	9,172	9,392
Uniform Mortgage-Backed Security 4.50% 2050[16,17]	187	197
		1,832,121
Collateralized mortgage-backed obligations (privately originated) 0.18%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,13,16]	2,316	2,350
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[7,13,16]	3,810	3,819
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,13,16]	2,543	2,611
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	275	287
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	11,754	12,255
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	4,111	4,266
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,13,16]	1,659	1,694
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,13,16]	1,583	1,617
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,13,16]	6,070	6,091
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,13,16]	$1,493	$1,497
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,13,16]	927	936
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	640	662
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.642% 2051[7,13,16]	1,127	1,130
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[7,13,16]	3,001	3,001
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,13,16]	1,153	1,143
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,13,16]	3,155	3,212
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[7,13,16]	1,866	1,882
		48,453
Commercial mortgage-backed securities 0.05%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	1,185	1,207
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,045
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,400	1,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	1,000	1,040
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	1,180	1,204
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,16]	2,650	2,689
		12,640
Other mortgage-backed securities 0.02%
Royal Bank of Canada 1.875% 2020[16]	7,000	6,999
Total mortgage-backed obligations		1,900,213
Asset-backed obligations 0.48%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[16]	143	143
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[7,13,16]	432	432
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,13,16]	2,367	2,395
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[16]	33	33
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[7,16]	115	115
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	3,330	3,346
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[16]	82	82
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	599
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	829
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,16]	296	297
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[7,16]	495	497
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	285	286
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[7,16]	276	276
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[7,16]	922	923
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	110	111
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[7,16]	56	56
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[7,16]	655	656
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[7,16]	2,171	2,178
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[7,16]	3,000	3,011
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,16]	2,900	2,901
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	3,330	3,369
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	13,095	13,682
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	12,000	12,602
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	11,965	12,445
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[7,16]	83	83
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[7,16]	204	204
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,16]	1,494	1,518
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	$3,564	$3,517
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	2,545	2,539
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[16]	97	97
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[16]	780	780
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[7,13,16]	5,108	5,108
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[16]	3,310	3,384
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[16]	5,400	5,507
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,16]	1,026	1,025
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,16]	958	956
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,302
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,16]	1,836	1,830
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[7,16]	1,605	1,603
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[7,16]	148	148
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[7,16]	3,414	3,414
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[7,16]	1,942	1,942
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[7,16]	3,330	3,339
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	870	874
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,399
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[16]	7,000	7,079
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[16]	5,375	5,496
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[16]	8,275	8,465
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[16]	6,000	6,010
		130,883
Bonds & notes of governments & government agencies outside the U.S. 0.14%
CPPIB Capital Inc. 2.375% 2021[7]	6,000	6,038
CPPIB Capital Inc. 2.25% 2022[7]	4,286	4,326
CPPIB Capital Inc. 2.75% 2027[7]	6,600	6,891
KfW 2.125% 2022	375	379
Manitoba (Province of) 3.05% 2024	2,600	2,723
Qatar (State of) 3.375% 2024[7]	2,315	2,426
Qatar (State of) 4.00% 2029[7]	745	833
Qatar (State of) 4.817% 2049[7]	750	930
Quebec (Province of) 2.375% 2022	5,057	5,122
Quebec (Province of) 2.75% 2027	9,000	9,418
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,245
		40,331
Municipals 0.05% South Carolina 0.05%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	35	37
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,525
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,390	1,567
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,323
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,470
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	486
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	1,993
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	770
		13,193
Illinois 0.00%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	1,920	2,147
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 184

Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	$125	$132
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	35	37
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	50	52
		89
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	50	50
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	5	5
Total municipals		15,662
Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	12,974
Total bonds, notes & other debt instruments (cost: $8,000,047,000)		8,167,408
Short-term securities 5.80% Money market investments 5.80%	Shares
Capital Group Central Cash Fund 1.73%[18]	15,848,444	1,584,844
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[18,19]	997,009	997
Goldman Sachs Financial Square Government Fund 1.50%[18,19]	960,737	961
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[18,19]	2,634,650	2,635
Total short-term securities (cost: $1,588,867,000)		1,589,437
Total investment securities 100.54% (cost: $20,870,167,000)		27,568,881
Other assets less liabilities (0.54)%		(149,226)
Net assets 100.00%		$27,419,655
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 184

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 12/31/2019[21] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,773	April 2020	$1,154,600	$1,244,082	$(625)
5 Year U.S. Treasury Note Futures	Long	5,836	April 2020	583,600	692,204	(2,360)
10 Year U.S. Treasury Note Futures	Short	214	March 2020	(21,400)	(27,482)	290
10 Year Ultra U.S. Treasury Note Futures	Short	836	March 2020	(83,600)	(117,628)	1,420
30 Year Ultra U.S. Treasury Bond Futures	Long	291	March 2020	29,100	52,862	(1,687)
						$(2,962)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$26,400	$(518)	$—	$(518)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,056)	—	(2,056)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,273)	—	(2,273)
3-month USD-LIBOR	1.5615%	11/27/2024	130,000	1,035	—	1,035
					$—	$(3,812)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $923,930,000, which represented 3.37% of the net assets of the fund. This amount includes $906,137,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	All or a portion of this security was on loan. The total value of all such securities was $5,211,000, which represented .02% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $975,763,000, which represented 3.56% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,999,000, which represented .06% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,104,000, which represented .15% of the net assets of the fund.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[15]	Scheduled interest and/or principal payment was not received.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2019.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$3,683.01%
Advanz Pharma Corp.	8/31/2018–9/4/2018	2,219	511.01
Total private placement securities		$9,168	$4,194.02%
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 184

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 184

Global Balanced Fund
Investment portfolio
December 31, 2019
Common stocks 64.17% Information technology 13.78%	Shares	Value (000)
ASML Holding NV1	34,500	$10,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	9,524
Broadcom Inc.	26,895	8,500
Microsoft Corp.	49,620	7,825
PagSeguro Digital Ltd., Class A2	154,528	5,279
Temenos AG1	18,000	2,846
Visa Inc., Class A	14,600	2,743
Tokyo Electron Ltd.[1]	11,800	2,593
Mastercard Inc., Class A	7,600	2,269
Amphenol Corp., Class A	19,200	2,078
Keyence Corp.[1]	5,800	2,053
Intel Corp.	32,000	1,915
Murata Manufacturing Co., Ltd.[1]	23,200	1,434
Atea ASA[1]	60,500	889
		60,223
Health care 11.01%
Merck & Co., Inc.	116,325	10,580
AstraZeneca PLC[1]	102,050	10,210
Humana Inc.	16,330	5,985
Coloplast A/S, Class B1	23,150	2,878
Mettler-Toledo International Inc.[2]	3,500	2,776
UnitedHealth Group Inc.	8,045	2,365
GlaxoSmithKline PLC[1]	93,300	2,195
Cigna Corp.	10,310	2,108
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	2,011
Carl Zeiss Meditec AG, non-registered shares[1]	14,700	1,875
Pfizer Inc.	47,500	1,861
Koninklijke Philips NV (EUR denominated)[1]	23,500	1,149
Gilead Sciences, Inc.	17,500	1,137
Novartis AG1	10,500	995
		48,125
Financials 9.46%
JPMorgan Chase & Co.	43,800	6,106
Zurich Insurance Group AG1	13,940	5,717
Sberbank of Russia PJSC (ADR)[1]	331,000	5,446
Berkshire Hathaway Inc., Class A2	16	5,434
AIA Group Ltd.[1]	426,000	4,482
B3 SA - Brasil, Bolsa, Balcao	376,000	4,016
BlackRock, Inc.	5,730	2,881
S&P Global Inc.	8,000	2,184
Bank Central Asia Tbk PT1	782,000	1,879
HDFC Bank Ltd. (ADR)	26,780	1,697
FinecoBank SpA[1]	125,000	1,500
		41,342
American Funds Insurance Series — Global Balanced Fund — Page 95 of 184

Common stocks (continued) Consumer staples 8.98%	Shares	Value (000)
Nestlé SA1	64,100	$6,944
British American Tobacco PLC[1]	156,300	6,659
Altria Group, Inc.	122,500	6,114
Philip Morris International Inc.	59,300	5,046
Anheuser-Busch InBev SA/NV1	47,200	3,871
Keurig Dr Pepper Inc.	106,000	3,069
Coca-Cola European Partners PLC	30,000	1,526
Coca-Cola Co.	27,000	1,495
Walgreens Boots Alliance, Inc.	25,000	1,474
Budweiser Brewing Co., APAC Ltd.[1,2]	336,000	1,135
Procter & Gamble Co.	8,000	999
Coca-Cola FEMSA, SAB de CV, units	150,000	911
		39,243
Industrials 7.38%
Boeing Co.	12,700	4,137
Edenred SA1	66,528	3,442
MTU Aero Engines AG1	9,800	2,798
Airbus SE, non-registered shares[1]	16,400	2,406
SMC Corp.[1]	5,000	2,286
Rational AG1	2,800	2,252
CSX Corp.	30,000	2,171
Lockheed Martin Corp.	5,450	2,122
Spirax-Sarco Engineering PLC[1]	17,700	2,096
Watsco, Inc.	9,680	1,744
Bunzl PLC[1]	60,600	1,658
BAE Systems PLC[1]	210,000	1,573
Nidec Corp.[1]	10,900	1,489
United Parcel Service, Inc., Class B	9,300	1,089
International Consolidated Airlines Group, SA (CDI)[1]	120,000	997
		32,260
Consumer discretionary 4.48%
Home Depot, Inc.	21,275	4,646
General Motors Co.	110,500	4,044
Alibaba Group Holding Ltd.[1,2]	109,600	2,915
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,685
Amazon.com, Inc.[2]	1,375	2,541
Ocado Group PLC[1,2]	109,500	1,859
Carnival Corp., units	17,000	864
		19,554
Materials 2.71%
Givaudan SA1	815	2,551
Croda International PLC[1]	32,288	2,193
Akzo Nobel NV1	18,777	1,914
Koninklijke DSM NV1	12,000	1,566
LyondellBasell Industries NV	12,000	1,134
Rio Tinto PLC[1]	18,000	1,070
Vale SA, ordinary nominative	60,000	795
Dow Inc.	10,982	601
		11,824
American Funds Insurance Series — Global Balanced Fund — Page 96 of 184

Common stocks (continued) Real estate 2.39%	Shares	Value (000)
Crown Castle International Corp. REIT	23,940	$3,403
Gaming and Leisure Properties, Inc. REIT	59,720	2,571
American Tower Corp. REIT	9,800	2,252
Equinix, Inc. REIT	3,755	2,192
		10,418
Communication services 1.65%
Alphabet Inc., Class C2	3,579	4,785
Nintendo Co., Ltd.[1]	6,000	2,422
		7,207
Energy 1.64%
Canadian Natural Resources, Ltd. (CAD denominated)	89,000	2,878
TOTAL SA1	30,400	1,680
ConocoPhillips	22,000	1,431
Royal Dutch Shell PLC, Class B1	40,000	1,192
		7,181
Utilities 0.69%
Ørsted AS1	29,100	3,015
Total common stocks (cost: $202,304,000)		280,392
Bonds, notes & other debt instruments 32.18% Bonds & notes of governments & government agencies outside the U.S. 13.76%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	203
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	210
Austrian Government 0% 2024	€200	228
Brazil (Federative Republic of) 0% 2020	BRL900	219
Brazil (Federative Republic of) 0% 2021	3,000	695
Canada 2.25% 2025	C$1,400	1,110
China (People’s Republic of), Series 1906, 3.29% 2029	CNY3,500	508
China (People’s Republic of), Series 1910, 3.86% 2049	2,000	295
China Development Bank Corp., Series 1805, 4.04% 2028	4,000	588
China Development Bank Corp., Series 1905, 3.48% 2029	14,980	2,116
Colombia (Republic of) 4.375% 2021	$200	207
Colombia (Republic of), Series B, 10.00% 2024	COP545,200	197
French Republic O.A.T. 0.75% 2028	€325	388
French Republic O.A.T. 0% 2029	325	360
French Republic O.A.T. 3.25% 2045	160	281
Germany (Federal Republic of) 2.25% 2021	60	71
Germany (Federal Republic of) 0.10% 2026[4]	296	362
Germany (Federal Republic of) 0.50% 2026	200	237
Germany (Federal Republic of) 0.25% 2029	205	240
Germany (Federal Republic of) 0.50% 2030[4]	292	388
Germany (Federal Republic of) 2.50% 2046	315	554
Germany (Federal Republic of) 1.25% 2048	100	141
Greece (Hellenic Republic of) 3.375% 2025	430	549
Greece (Hellenic Republic of) 3.75% 2028	500	664
Greece (Hellenic Republic of) 3.875% 2029	915	1,240
Greece (Hellenic Republic of) 3.90% 2033	180	248
Greece (Hellenic Republic of) 4.00% 2037	170	239
Greece (Hellenic Republic of) 4.20% 2042	170	252
India (Republic of) 7.68% 2023	INR15,900	232
American Funds Insurance Series — Global Balanced Fund — Page 97 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.83% 2023	INR10,400	$158
India (Republic of) 7.72% 2025	4,000	59
India (Republic of) 6.97% 2026	52,300	741
India (Republic of) 7.17% 2028	15,700	225
Indonesia (Republic of) 3.75% 2022	$410	424
Indonesia (Republic of) 3.85% 2027[3]	400	427
Indonesia (Republic of), Series 64, 6.125% 2028	IDR344,000	23
Indonesia (Republic of), Series 78, 8.25% 2029	7,203,000	561
Ireland (Republic of) 3.40% 2024	€50	65
Ireland (Republic of) 0.90% 2028	350	421
Ireland (Republic of) 2.40% 2030	30	41
Israel (State of) 3.15% 2023	$400	417
Israel (State of) 1.50% 2027	€100	122
Israel (State of) 2.00% 2027	ILS2,600	821
Israel (State of) 5.50% 2042	700	348
Israel (State of) 4.125% 2048	$205	238
Italy (Republic of) 1.35% 2022	€180	208
Italy (Republic of) 0.10% 2023[4]	1,586	1,802
Italy (Republic of) 1.75% 2024	50	59
Italy (Republic of) 2.80% 2028	200	254
Italy (Republic of) 3.00% 2029	615	795
Italy (Republic of) 3.85% 2049	180	262
Japan, Series 395, 0.10% 2020	¥204,500	1,886
Japan, Series 394, 0.10% 2020	34,200	315
Japan, Series 134, 0.10% 2022	31,900	296
Japan, Series 17, 0.10% 2023[4]	10,520	98
Japan, Series 19, 0.10% 2024[4]	30,540	286
Japan, Series 18, 0.10% 2024[4]	20,920	196
Japan, Series 340, 0.40% 2025	20,000	190
Japan, Series 21, 0.10% 2026[4]	40,748	383
Japan, Series 346, 0.10% 2027	304,250	2,842
Japan, Series 22, 0.10% 2027[4]	25,541	241
Japan, Series 23, 0.10% 2028[4]	192,277	1,821
Japan, Series 356, 0.10% 2029	420,000	3,911
Japan, Series 24, 0.10% 2029[4]	214,681	2,033
Japan, Series 161, 0.60% 2037	170,000	1,666
Japan, Series 42, 1.70% 2044	94,100	1,140
Kuwait (State of) 2.75% 2022[3]	$200	203
Lithuania (Republic of) 7.375% 2020	100	101
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR4,100	1,014
Malaysia (Federation of), Series 0217, 4.059% 2024	400	101
Malaysia (Federation of), Series 0119, 3.906% 2026	1,380	349
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	780
Morocco (Kingdom of) 4.25% 2022	$200	211
Morocco (Kingdom of) 3.50% 2024	€100	128
Morocco (Kingdom of) 1.50% 2031	100	113
National Highways Authority of India 7.17% 2021	INR30,000	424
Netherlands (Kingdom of the) 5.50% 2028	€100	164
Norway (Kingdom of) 3.75% 2021	NKr7,651	901
Norway (Kingdom of) 2.00% 2023	6,599	767
Nova Scotia (Province of) 3.15% 2051	C$170	148
Panama (Republic of) 3.16% 2030	$265	273
Peru (Republic of) 6.15% 2032	PEN675	231
Peru (Republic of) 5.625% 2050	$20	29
Poland (Republic of), Series 1021, 5.75% 2021	PLN1,710	485
American Funds Insurance Series — Global Balanced Fund — Page 98 of 184

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 0922, 5.75% 2022	PLN1,770	$518
Poland (Republic of), Series 1023, 4.00% 2023	400	114
Portuguese Republic 5.125% 2024	$250	281
Portuguese Republic 2.875% 2025	€525	684
Qatar (State of) 4.50% 2028[3]	$500	574
Romania 2.875% 2029	€100	127
Romania 3.50% 2034	65	82
Romania 3.875% 2035	170	222
Romania 3.375% 2038	250	306
Romania 4.125% 2039	125	163
Romania 4.625% 2049	700	972
Romania 4.625% 2049	60	83
Russian Federation 7.00% 2023	RUB8,000	134
Russian Federation 2.875% 2025	€200	256
Russian Federation 2.875% 2025	100	128
Russian Federation 6.90% 2029	RUB16,250	276
Russian Federation 8.50% 2031	5,530	105
Russian Federation 7.70% 2033	1,530	28
Russian Federation 7.25% 2034	8,140	141
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	203
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	212
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR10,150	505
South Africa (Republic of), Series R-2044, 8.75% 2044	6,975	438
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	397
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	236
South Korea (Republic of), Series 2209, 2.00% 2022	560,000	492
South Korea (Republic of), Series 2812, 2.375% 2028	850,610	777
South Korea (Republic of), Series 3809, 2.375% 2038	803,510	771
Spain (Kingdom of) 1.45% 2027	€625	765
Spain (Kingdom of) 1.40% 2028	270	330
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	255
Thailand (Kingdom of) 2.125% 2026	THB16,450	577
Ukraine Government 6.75% 2026	€150	189
United Kingdom 3.75% 2020	£75	101
United Kingdom 1.75% 2022	280	383
United Kingdom 2.75% 2024	50	73
United Kingdom 4.25% 2040	50	102
United Kingdom 3.25% 2044	250	461
United Mexican States 0.70% 2021	¥100,000	924
United Mexican States, Series M, 7.50% 2027	MXN14,620	804
United Mexican States, Series M20, 8.50% 2029	9,000	530
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	27
Uruguay (Oriental Republic of) 8.50% 2028	6,963	160
		60,125
U.S. Treasury bonds & notes 11.68% U.S. Treasury 9.42%
U.S. Treasury 1.375% 2020	$150	150
U.S. Treasury 1.50% 2020	350	350
U.S. Treasury 1.75% 2020	414	415
U.S. Treasury 2.50% 2020	420	422
U.S. Treasury 2.50% 2020	120	121
U.S. Treasury 2.625% 2020	100	101
U.S. Treasury 2.875% 2020	927	937
U.S. Treasury 1.125% 2021	1,025	1,017
American Funds Insurance Series — Global Balanced Fund — Page 99 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$550	$548
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 2.25% 2021	5,000	5,043
U.S. Treasury 2.50% 2021	1,945	1,963
U.S. Treasury 2.875% 2021	2,250	2,303
U.S. Treasury 1.625% 2022[5]	2,850	2,851
U.S. Treasury 1.875% 2022	700	704
U.S. Treasury 1.875% 2022	600	604
U.S. Treasury 2.00% 2022	455	460
U.S. Treasury 2.00% 2022	75	76
U.S. Treasury 1.375% 2023	300	297
U.S. Treasury 1.75% 2023	100	100
U.S. Treasury 2.625% 2023	800	825
U.S. Treasury 2.625% 2023	105	109
U.S. Treasury 2.75% 2023	420	435
U.S. Treasury 2.75% 2023	101	105
U.S. Treasury 2.875% 2023	2,250	2,352
U.S. Treasury 2.125% 2024	2,025	2,065
U.S. Treasury 2.25% 2024	3,055	3,129
U.S. Treasury 2.25% 2024	200	205
U.S. Treasury 2.125% 2025	200	204
U.S. Treasury 3.00% 2025	900	962
U.S. Treasury 1.625% 2026	535	530
U.S. Treasury 1.625% 2026	440	436
U.S. Treasury 2.25% 2027	2,800	2,880
U.S. Treasury 2.25% 2027	1,000	1,029
U.S. Treasury 2.25% 2027	700	720
U.S. Treasury 2.375% 2027	1,500	1,556
U.S. Treasury 2.875% 2028[5]	1,695	1,824
U.S. Treasury 2.875% 2028	700	754
U.S. Treasury 3.125% 2028	900	990
U.S. Treasury 1.625% 2029	200	195
U.S. Treasury 2.625% 2029	282	299
U.S. Treasury 2.50% 2045[5]	315	322
U.S. Treasury 2.875% 2046	400	439
U.S. Treasury 3.00% 2048	185	209
		41,145
U.S. Treasury inflation-protected securities 2.26%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	223	223
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	391	393
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	373	379
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	226	231
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	905	915
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	4,306	4,575
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	525	620
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	2,301	2,561
		9,897
Total U.S. Treasury bonds & notes		51,042
American Funds Insurance Series — Global Balanced Fund — Page 100 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 4.82% Financials 1.07%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$10	$10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	24
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	130
Banco del Estado de Chile 2.668% 2021[3]	$500	502
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	100	104
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	248
Barclays Bank PLC 10.00% 2021	£100	148
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	119
Goldman Sachs Group, Inc. 5.75% 2022	$70	75
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	132
Goldman Sachs Group, Inc. 3.50% 2025	210	220
Goldman Sachs Group, Inc. 4.75% 2045	70	85
Groupe BPCE SA 5.70% 2023[3]	200	221
Groupe BPCE SA 1.00% 2025	€200	231
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	216
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	153
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[6]	135	153
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[7]	300	300
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR on 7/16/2022)[6]	271	274
Morgan Stanley 3.125% 2026	110	114
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[6]	73	83
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	102
Rabobank Nederland 3.875% 2023	€100	126
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	254
U.S. Bancorp 2.85% 2023	300	307
UniCredit SpA 5.75% 2025[6]	€100	117
VEB Finance Ltd. 6.902% 2020[3]	$100	102
		4,667
Utilities 0.92%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	206
American Electric Power Co., Inc. 2.15% 2020	215	215
CMS Energy Corp. 3.00% 2026	150	154
Duke Energy Carolinas, Inc. 3.05% 2023	280	289
Duke Energy Carolinas, Inc. 3.70% 2047	50	54
Duke Energy Corp. 3.75% 2024	110	117
Duke Energy Corp. 2.65% 2026	225	226
Duke Energy Florida, LLC 2.50% 2029	280	280
Duke Energy Progress, LLC 3.70% 2028	75	82
Enel Finance International SA 2.75% 2023[3]	200	201
Enel Finance International SA 3.625% 2027[3]	200	207
Enel Finance International SA 3.50% 2028[3]	400	409
Enersis Américas SA 4.00% 2026	110	114
Exelon Corp. 3.40% 2026	150	157
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.90% 2027	250	267
FirstEnergy Corp. 3.50% 2028[3]	65	68
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	89
NiSource Finance Corp. 2.65% 2022	50	51
Pacific Gas and Electric Co. 2.95% 2026[8]	25	25
American Funds Insurance Series — Global Balanced Fund — Page 101 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 2028[3,8]	$114	$118
Pacific Gas and Electric Co. 6.35% 2038[8]	62	66
State Grid Overseas Investment Ltd. 1.25% 2022	€100	115
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$450	471
		4,007
Health care 0.68%
Abbott Laboratories 3.75% 2026	51	56
AbbVie Inc. 2.50% 2020	180	180
AbbVie Inc. 3.20% 2026	73	76
AbbVie Inc. 4.50% 2035	15	17
Aetna Inc. 2.75% 2022	50	51
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 4.75% 2045	3	3
Amgen Inc. 1.85% 2021	20	20
AstraZeneca PLC 2.375% 2022	110	111
AstraZeneca PLC 3.50% 2023	150	157
Bayer US Finance II LLC 3.875% 2023[3]	200	210
Bayer US Finance II LLC 4.40% 2044[3]	100	101
Becton, Dickinson and Co. 2.894% 2022	55	56
Becton, Dickinson and Co. 3.734% 2024	35	37
Becton, Dickinson and Co. 3.70% 2027	43	46
Bristol-Myers Squibb Co. 2.90% 2024[3]	178	184
Cigna Corp. 4.125% 2025	80	87
EMD Finance LLC 2.40% 2020[3]	200	200
EMD Finance LLC 3.25% 2025[3]	250	257
Humana Inc. 3.15% 2022	100	103
Medtronic, Inc. 3.50% 2025	45	48
Shire PLC 2.40% 2021	153	154
Shire PLC 2.875% 2023	69	70
Shire PLC 3.20% 2026	25	26
Stryker Corp. 0.75% 2029	€210	236
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	$200	215
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€200	251
		2,992
Consumer staples 0.53%
Altria Group, Inc. 2.625% 2020	$100	100
Altria Group, Inc. 1.00% 2023	€110	126
Altria Group, Inc. 2.20% 2027	270	321
Altria Group, Inc. 5.80% 2039	$125	147
Anheuser-Busch InBev NV 4.00% 2028	100	110
British American Tobacco PLC 2.789% 2024	75	76
British American Tobacco PLC 3.215% 2026	62	62
British American Tobacco PLC 3.557% 2027	105	107
British American Tobacco PLC 3.462% 2029	75	76
British American Tobacco PLC 4.39% 2037	80	81
British American Tobacco PLC 4.758% 2049	58	60
Conagra Brands, Inc. 4.30% 2024	210	226
Keurig Dr Pepper Inc. 4.597% 2028	175	197
Kroger Co. 3.50% 2026	140	147
Pernod Ricard SA 4.45% 2022[3]	150	157
Philip Morris International Inc. 2.00% 2020	55	55
American Funds Insurance Series — Global Balanced Fund — Page 102 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.625% 2022	$15	$15
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	113
Wal-Mart Stores, Inc. 2.85% 2024	110	114
		2,306
Consumer discretionary 0.45%
Amazon.com, Inc. 2.80% 2024	170	176
Amazon.com, Inc. 3.15% 2027	50	53
Bayerische Motoren Werke AG 2.95% 2022[3]	250	255
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	199
Hyundai Capital America 2.55% 2020[3]	135	135
Hyundai Capital America 3.25% 2022[3]	65	66
Hyundai Capital Services Inc. 3.75% 2023[3]	250	258
McDonald’s Corp. 3.80% 2028	110	120
Nissan Motor Co., Ltd. 2.15% 2020[3]	120	120
Nissan Motor Co., Ltd. 2.60% 2022[3]	115	115
Toyota Motor Credit Corp. 2.25% 2023	85	86
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	380	405
		1,988
Communication services 0.40%
AT&T Inc. 4.10% 2028	55	60
Comcast Corp. 3.95% 2025	80	87
Deutsche Telekom International Finance BV 1.95% 2021[3]	150	150
Deutsche Telekom International Finance BV 9.25% 2032	45	72
France Télécom 9.00% 2031[6]	65	101
KT Corp. 0.30% 2020	¥100,000	920
Verizon Communications Inc. 4.329% 2028	$72	82
Verizon Communications Inc. 4.272% 2036	248	280
		1,752
Information technology 0.25%
Apple Inc. 2.50% 2022	75	76
Broadcom Ltd. 3.875% 2027	190	198
Microsoft Corp. 2.40% 2026	297	301
Microsoft Corp. 3.30% 2027	280	299
Oracle Corp. 2.65% 2026	216	221
		1,095
Energy 0.25%
Cenovus Energy Inc. 4.25% 2027	65	69
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	80
Enbridge Inc. 4.25% 2026	70	77
Enbridge Inc. 3.70% 2027	132	140
Halliburton Co. 3.80% 2025	35	37
Petróleos Mexicanos 7.19% 2024	MXN535	26
Petróleos Mexicanos 7.47% 2026	5,270	245
Shell International Finance BV 3.50% 2023	$330	348
Statoil ASA 3.70% 2024	50	53
		1,075
American Funds Insurance Series — Global Balanced Fund — Page 103 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.15%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$15	$15
American Campus Communities, Inc. 3.75% 2023	100	104
American Campus Communities, Inc. 4.125% 2024	90	96
Corporate Office Properties LP 3.60% 2023	65	67
Essex Portfolio LP 3.50% 2025	120	126
Essex Portfolio LP 3.375% 2026	40	42
WEA Finance LLC 3.75% 2024[3]	200	210
		660
Industrials 0.12%
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	200	232
United Technologies Corp. 3.10% 2022	106	109
United Technologies Corp. 4.125% 2028	170	191
		532
Total corporate bonds & notes		21,074
Mortgage-backed obligations 1.92%
Fannie Mae Pool #MA3467 4.00% 2048[9]	427	444
Fannie Mae Pool #FM1437 4.00% 2048[9]	249	260
Fannie Mae Pool #MA3521 4.00% 2048[9]	67	70
Fannie Mae Pool #MA3692 3.50% 2049[9]	429	441
Fannie Mae Pool #MA3775 3.50% 2049[9]	249	256
Fannie Mae Pool #MA3693 4.00% 2049[9]	900	936
Fannie Mae Pool #MA3776 4.00% 2049[9]	596	623
Fannie Mae Pool #CA4574 4.00% 2049[9]	273	284
Fannie Mae Pool #MA3804 4.00% 2049[9]	82	85
Fannie Mae Pool #BO2188 4.00% 2049[9]	79	82
Freddie Mac Pool #ZT1545 4.00% 2048[9]	1,527	1,590
Freddie Mac Pool #SI2002 4.00% 2048[9]	412	432
Freddie Mac Pool #2B7343 3.767% 2049[7,9]	328	338
Government National Mortgage Assn. 4.50% 2049[9]	5	5
Government National Mortgage Assn. 4.00% 2050[9,10]	130	135
Government National Mortgage Assn. 4.50% 2050[9,10]	24	25
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	28	29
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[9]	4	5
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[9]	687	721
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	345	362
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[9]	38	39
Korea Housing Finance Corp. 2.50% 2020[3,9]	250	251
Korea Housing Finance Corp. 2.00% 2021[3,9]	250	249
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]	DKr1,298	202
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]	3,241	503
		8,367
Total bonds, notes & other debt instruments (cost: $136,525,000)		140,608
Short-term securities 3.41% Other short-term securities 2.77%
Alberta (Province of) 1.77% due 1/8/2020[3]	$5,750	5,748
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$1,680	1,277
Egyptian Treasury Bills 14.11% due 4/7/2020	EGP2,200	132
Nigerian Treasury Bills 13.04% due 2/27/2020	NGN46,000	125
American Funds Insurance Series — Global Balanced Fund — Page 104 of 184

Short-term securities (continued) Other short-term securities (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 1.91% due 1/22/2020[3]	$4,250	$4,245
United Kingdom Treasury Bill 0.71% due 4/14/2020	£430	568
		12,095
Money market investments 0.64%	Shares
Capital Group Central Cash Fund 1.73%[11]	28,249	2,825
Total short-term securities (cost: $14,874,000)		14,920
Total investment securities 99.76% (cost: $353,703,000)		435,920
Other assets less liabilities 0.24%		1,030
Net assets 100.00%		$436,950
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 12/31/2019[13] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	53	April 2020	$10,600	$11,421	$(7)
5 Year U.S. Treasury Note Futures	Long	21	April 2020	2,100	2,491	(9)
						$(16)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR375	USD417	Standard Chartered Bank	1/6/2020	$4
USD857	ILS2,960	JPMorgan Chase	1/6/2020	—[14]
USD257	ZAR3,800	Citibank	1/6/2020	(14)
USD636	JPY69,000	UBS AG	1/7/2020	1
USD173	ILS600	UBS AG	1/7/2020	(1)
JPY90,700	USD838	JPMorgan Chase	1/7/2020	(3)
CZK11,700	EUR458	Goldman Sachs	1/8/2020	2
USD113	CNH800	HSBC Bank	1/8/2020	(2)
CLP875,800	USD1,101	Morgan Stanley	1/9/2020	64
EUR300	USD335	Citibank	1/9/2020	2
USD334	EUR300	Morgan Stanley	1/9/2020	(3)
USD123	CLP98,800	Bank of America	1/9/2020	(8)
USD143	CLP114,114	Citibank	1/9/2020	(9)
USD344	CLP275,886	Citibank	1/9/2020	(24)
USD569	BRL2,396	Goldman Sachs	1/9/2020	(26)
USD474	CLP387,000	HSBC Bank	1/9/2020	(41)
USD107	INR7,675	JPMorgan Chase	1/10/2020	(1)
EUR1,540	USD1,710	HSBC Bank	1/13/2020	19
GBP526	USD693	Bank of America	1/13/2020	4
USD335	EUR300	Citibank	1/13/2020	(2)
USD525	THB15,900	Standard Chartered Bank	1/13/2020	(6)
USD564	JPY61,000	Bank of New York Mellon	1/14/2020	2
JPY61,000	USD560	Bank of New York Mellon	1/14/2020	1
EUR217	USD242	Bank of New York Mellon	1/15/2020	1
American Funds Insurance Series — Global Balanced Fund — Page 105 of 184

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
GBP200	USD264	JPMorgan Chase	1/15/2020	$1
KRW175,200	USD151	Standard Chartered Bank	1/15/2020	1
GBP730	EUR864	Goldman Sachs	1/15/2020	(3)
ILS2,600	USD745	Bank of America	1/16/2020	9
GBP900	USD1,185	HSBC Bank	1/16/2020	8
CAD10	USD8	JPMorgan Chase	1/16/2020	—[14]
USD517	MXN9,900	Citibank	1/16/2020	(6)
EUR1,456	NOK14,752	Bank of America	1/16/2020	(45)
EUR700	USD783	Bank of America	1/17/2020	3
EUR410	USD459	Citibank	1/17/2020	2
EUR400	USD448	Standard Chartered Bank	1/17/2020	1
AUD1,450	USD1,000	Citibank	1/21/2020	18
USD55	JPY6,000	UBS AG	1/21/2020	—[14]
GBP370	USD495	Standard Chartered Bank	1/21/2020	(4)
EUR155	USD173	Citibank	1/23/2020	1
USD250	INR17,800	HSBC Bank	1/23/2020	1
USD290	MXN5,515	UBS AG	1/23/2020	—[14]
USD235	CNH1,645	JPMorgan Chase	1/23/2020	(1)
EUR1,804	USD2,011	Standard Chartered Bank	1/27/2020	16
USD117	INR8,300	Standard Chartered Bank	1/27/2020	—[14]
USD73	BRL300	JPMorgan Chase	1/27/2020	(1)
CNH4,000	USD565	Standard Chartered Bank	2/10/2020	9
CNH1,550	USD220	Standard Chartered Bank	2/10/2020	3
USD284	CNH2,000	HSBC Bank	2/10/2020	(4)
USD1,456	CNH10,410	Standard Chartered Bank	2/10/2020	(38)
USD510	MXN10,100	JPMorgan Chase	3/4/2020	(19)
USD365	JPY39,400	Bank of New York Mellon	6/15/2020	(1)
USD212	BRL900	JPMorgan Chase	7/1/2020	(10)
				$(99)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€4,400	$(11)	$—	$(11)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	8	—	8
6-month PLN-WIBOR	1.90%	11/12/2029	PLN2,100	(2)	—	(2)
6-month PLN-WIBOR	1.88%	11/20/2029	2,120	(1)	—	(1)
3-month USD-LIBOR	2.0105%	12/18/2049	$215	4	—	4
					$—	$(2)
American Funds Insurance Series — Global Balanced Fund — Page 106 of 184

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,619,000, which represented 30.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,373,000, which represented 4.20% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,000, which represented .03% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 12/31/2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
BUBOR = Budapest Interbank Offered Rate	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	MYR = Malaysian ringgits
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RUB = Russian rubles
DKr = Danish kroner	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
HUF = Hungarian forints	WIBOR = Warsaw Interbank Offer Rate
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels
American Funds Insurance Series — Global Balanced Fund — Page 107 of 184

Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 97.76% Mortgage-backed obligations 31.88% Federal agency mortgage-backed obligations 31.62%	Principal amount (000)	Value (000)
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,2,3]	$1,405	$1,424
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,2,3]	2,094	2,100
Fannie Mae 6.00% 2037[1]	72	79
Fannie Mae Pool #976945 5.50% 2023[1]	230	235
Fannie Mae Pool #AB1068 4.50% 2025[1]	217	227
Fannie Mae Pool #AB4088 3.00% 2026[1]	930	955
Fannie Mae Pool #AJ9156 3.00% 2026[1]	455	467
Fannie Mae Pool #AS6695 3.00% 2026[1]	449	460
Fannie Mae Pool #AJ6967 3.00% 2026[1]	212	217
Fannie Mae Pool #AJ7495 3.00% 2026[1]	43	45
Fannie Mae Pool #AJ5522 3.00% 2026[1]	5	6
Fannie Mae Pool #256133 4.50% 2026[1]	191	201
Fannie Mae Pool #AK5394 3.00% 2027[1]	1,000	1,026
Fannie Mae Pool #AL5603 3.00% 2027[1]	983	1,009
Fannie Mae Pool #AL4641 3.00% 2027[1]	438	450
Fannie Mae Pool #AX3597 3.00% 2027[1]	432	444
Fannie Mae Pool #AP4746 3.00% 2027[1]	262	270
Fannie Mae Pool #AB4281 3.00% 2027[1]	194	199
Fannie Mae Pool #AJ9355 3.00% 2027[1]	125	128
Fannie Mae Pool #AB4486 3.00% 2027[1]	99	102
Fannie Mae Pool #MA3131 3.00% 2027[1]	87	90
Fannie Mae Pool #AB5236 3.00% 2027[1]	40	41
Fannie Mae Pool #AO0800 3.00% 2027[1]	33	34
Fannie Mae Pool #AK3260 3.00% 2027[1]	30	31
Fannie Mae Pool #AK0971 3.00% 2027[1]	17	17
Fannie Mae Pool #AL3802 3.00% 2028[1]	1,334	1,369
Fannie Mae Pool #MA3286 3.00% 2028[1]	844	869
Fannie Mae Pool #BM3239 3.00% 2028[1]	545	564
Fannie Mae Pool #AR3058 3.00% 2028[1]	121	124
Fannie Mae Pool #MA3407 3.00% 2028[1]	81	83
Fannie Mae Pool #AL8241 3.00% 2029[1]	1,242	1,274
Fannie Mae Pool #BM4299 3.00% 2030[1]	3,832	3,926
Fannie Mae Pool #AL9573 3.00% 2031[1]	152	156
Fannie Mae Pool #AS8018 3.00% 2031[1]	102	105
Fannie Mae Pool #BO0119 3.00% 2032[1]	7,027	7,235
Fannie Mae Pool #BM4741 3.00% 2032[1]	93	95
Fannie Mae Pool #MA3409 3.00% 2033[1]	1,251	1,283
Fannie Mae Pool #BK9262 3.00% 2033[1]	920	944
Fannie Mae Pool #BK9015 3.00% 2033[1]	488	502
Fannie Mae Pool #MA3516 3.00% 2033[1]	93	95
Fannie Mae Pool #MA3461 3.00% 2033[1]	80	82
Fannie Mae Pool #MA3827 2.50% 2034[1]	162,370	163,798
Fannie Mae Pool #MA3764 2.50% 2034[1]	70,404	71,022
Fannie Mae Pool #BO0122 3.00% 2034[1]	2,730	2,799
Fannie Mae Pool #BP0113 3.00% 2034[1]	1,910	1,958
American Funds Insurance Series — Bond Fund — Page 108 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO3606 3.00% 2034[1]	$1,000	$1,025
Fannie Mae Pool #BN3975 3.00% 2034[1]	973	997
Fannie Mae Pool #MA3657 3.00% 2034[1]	957	981
Fannie Mae Pool #BO0940 3.00% 2034[1]	938	962
Fannie Mae Pool #MA3681 3.00% 2034[1]	709	727
Fannie Mae Pool #MA3768 3.00% 2034[1]	326	335
Fannie Mae Pool #MA3738 3.00% 2034[1]	42	43
Fannie Mae Pool #924866 3.64% 2037[1,3]	757	778
Fannie Mae Pool #945680 6.00% 2037[1]	905	1,036
Fannie Mae Pool #889982 5.50% 2038[1]	1,902	2,135
Fannie Mae Pool #988588 5.50% 2038[1]	339	380
Fannie Mae Pool #AB1297 5.00% 2040[1]	395	436
Fannie Mae Pool #AH9479 5.00% 2041[1]	2,341	2,582
Fannie Mae Pool #AH8144 5.00% 2041[1]	2,234	2,464
Fannie Mae Pool #AI1862 5.00% 2041[1]	1,802	2,008
Fannie Mae Pool #AI3510 5.00% 2041[1]	1,150	1,282
Fannie Mae Pool #AJ0704 5.00% 2041[1]	952	1,061
Fannie Mae Pool #AJ5391 5.00% 2041[1]	636	709
Fannie Mae Pool #AS6127 3.50% 2045[1]	115	120
Fannie Mae Pool #AS4536 3.50% 2045[1]	116	120
Fannie Mae Pool #AZ3904 4.00% 2045[1]	130	137
Fannie Mae Pool #AL8522 3.50% 2046[1]	1,988	2,103
Fannie Mae Pool #AS6467 3.50% 2046[1]	85	89
Fannie Mae Pool #BD1968 4.00% 2046[1]	2,856	3,042
Fannie Mae Pool #BE0592 4.00% 2046[1]	1,270	1,326
Fannie Mae Pool #BD5477 4.00% 2046[1]	602	636
Fannie Mae Pool #BM5632 3.00% 2047[1]	73,142	74,824
Fannie Mae Pool #MA3147 3.00% 2047[1]	9,587	9,781
Fannie Mae Pool #CA0377 3.00% 2047[1]	1,990	2,034
Fannie Mae Pool #CA0858 3.50% 2047[1]	58,233	60,512
Fannie Mae Pool #CA0770 3.50% 2047[1]	16,619	17,277
Fannie Mae Pool #BJ2524 3.50% 2047[1]	11,624	12,085
Fannie Mae Pool #BJ1910 3.50% 2047[1]	8,968	9,319
Fannie Mae Pool #CA0487 3.50% 2047[1]	219	228
Fannie Mae Pool #CA0706 4.00% 2047[1]	486	511
Fannie Mae Pool #MA3058 4.00% 2047[1]	207	217
Fannie Mae Pool #BM4413 4.50% 2047[1]	10,990	11,625
Fannie Mae Pool #BF0293 3.00% 2048[1]	17,034	17,440
Fannie Mae Pool #CA2690 3.00% 2048[1]	8,581	8,765
Fannie Mae Pool #BJ9251 3.50% 2048[1]	18,820	19,478
Fannie Mae Pool #BF0318 3.50% 2048[1]	17,472	18,299
Fannie Mae Pool #CA1189 3.50% 2048[1]	4,987	5,175
Fannie Mae Pool #BJ3790 3.50% 2048[1]	2,647	2,750
Fannie Mae Pool #CA2622 3.50% 2048[1]	659	680
Fannie Mae Pool #MA3276 3.50% 2048[1]	24	25
Fannie Mae Pool #MA3495 4.00% 2048[1]	74,668	77,777
Fannie Mae Pool #MA3443 4.00% 2048[1]	17,974	18,682
Fannie Mae Pool #BK7608 4.00% 2048[1]	14,760	15,362
Fannie Mae Pool #MA3467 4.00% 2048[1]	14,160	14,753
Fannie Mae Pool #BK4764 4.00% 2048[1]	5,523	5,754
Fannie Mae Pool #FM1437 4.00% 2048[1]	4,079	4,253
Fannie Mae Pool #MA3384 4.00% 2048[1]	3,736	3,901
Fannie Mae Pool #MA3521 4.00% 2048[1]	1,107	1,152
Fannie Mae Pool #BJ9256 4.00% 2048[1]	761	792
American Funds Insurance Series — Bond Fund — Page 109 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN0594 4.00% 2048[1]	$419	$437
Fannie Mae Pool #BJ0639 4.00% 2048[1]	365	384
Fannie Mae Pool #BJ9169 4.00% 2048[1]	368	384
Fannie Mae Pool #BJ5749 4.00% 2048[1]	38	40
Fannie Mae Pool #BM4676 4.00% 2048[1]	34	36
Fannie Mae Pool #BK9758 4.00% 2048[1]	33	34
Fannie Mae Pool #CA2056 4.50% 2048[1]	1,649	1,743
Fannie Mae Pool #MA3496 4.50% 2048[1]	400	423
Fannie Mae Pool #BN3309 4.50% 2048[1]	74	78
Fannie Mae Pool #BN0315 4.50% 2048[1]	18	19
Fannie Mae Pool #MA3833 2.50% 2049[1]	25,000	24,718
Fannie Mae Pool #CA4299 3.00% 2049[1]	25,840	26,234
Fannie Mae Pool #CA4534 3.00% 2049[1]	18,818	19,308
Fannie Mae Pool #CA3807 3.00% 2049[1]	2,926	3,012
Fannie Mae Pool #CA3806 3.00% 2049[1]	1,480	1,525
Fannie Mae Pool #MA3691 3.00% 2049[1]	160	162
Fannie Mae Pool #MA3803 3.50% 2049[1]	103,395	106,391
Fannie Mae Pool #MA3775 3.50% 2049[1]	61,937	63,696
Fannie Mae Pool #FM0007 3.50% 2049[1]	43,725	45,689
Fannie Mae Pool #CA4802 3.50% 2049[1]	35,721	37,599
Fannie Mae Pool #FM1954 3.50% 2049[1]	19,250	20,017
Fannie Mae Pool #FM1886 3.50% 2049[1]	18,350	18,943
Fannie Mae Pool #FM1589 3.50% 2049[1]	13,090	13,622
Fannie Mae Pool #FM2092 3.50% 2049[1]	10,298	10,798
Fannie Mae Pool #BN7491 3.50% 2049[1]	3,596	3,711
Fannie Mae Pool #BN6407 3.50% 2049[1]	3,491	3,599
Fannie Mae Pool #BN7823 3.50% 2049[1]	863	890
Fannie Mae Pool #BM5446 3.50% 2049[1]	529	544
Fannie Mae Pool #CA3084 4.00% 2049[1]	42,619	44,322
Fannie Mae Pool #MA3776 4.00% 2049[1]	9,748	10,175
Fannie Mae Pool #MA3804 4.00% 2049[1]	1,338	1,397
Fannie Mae Pool #BO2188 4.00% 2049[1]	1,291	1,346
Fannie Mae Pool #BN6408 4.00% 2049[1]	132	137
Fannie Mae Pool #MA3615 4.00% 2049[1]	23	23
Fannie Mae Pool #FM1389 4.50% 2049[1]	26,189	27,523
Fannie Mae Pool #MA3639 4.50% 2049[1]	16,529	17,385
Fannie Mae Pool #MA3593 4.50% 2049[1]	8,357	8,793
Fannie Mae Pool #CA2963 4.50% 2049[1]	676	711
Fannie Mae Pool #BN6006 4.50% 2049[1]	478	505
Fannie Mae Pool #BN8753 4.50% 2049[1]	473	499
Fannie Mae Pool #MA3616 4.50% 2049[1]	326	342
Fannie Mae Pool #BN8777 4.50% 2049[1]	146	154
Fannie Mae Pool #MA3905 3.00% 2050[1]	270,650	274,433
Fannie Mae Pool #BF0264 3.50% 2058[1]	16,964	17,813
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[1,3]	1	1
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[1]	13	14
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	26	30
Fannie Mae, Series 2002-W1, Class 2A, 5.638% 2042[1,3]	34	36
Freddie Mac 5.50% 2033[1]	75	81
Freddie Mac 5.50% 2038[1]	104	116
Freddie Mac 5.50% 2038[1]	81	91
Freddie Mac 5.50% 2039[1]	155	175
Freddie Mac 4.50% 2040[1]	364	396
Freddie Mac 5.50% 2040[1]	581	653
American Funds Insurance Series — Bond Fund — Page 110 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[1]	$416	$452
Freddie Mac 5.50% 2041[1]	852	957
Freddie Mac 3.50% 2045[1]	29,183	31,131
Freddie Mac 3.00% 2046[1]	35,539	36,681
Freddie Mac 3.50% 2047[1]	95,958	99,954
Freddie Mac 3.50% 2047[1]	53,152	55,281
Freddie Mac 3.50% 2047[1]	7,048	7,331
Freddie Mac 4.00% 2047[1]	2,855	3,006
Freddie Mac 3.50% 2048[1]	30,941	32,413
Freddie Mac 3.50% 2048[1]	30,182	31,867
Freddie Mac 3.50% 2048[1]	14,464	14,910
Freddie Mac 3.50% 2048[1]	915	960
Freddie Mac 4.00% 2048[1]	43,858	45,717
Freddie Mac 4.00% 2048[1]	20,002	20,850
Freddie Mac 4.00% 2048[1]	12,557	13,084
Freddie Mac 4.00% 2048[1]	5,190	5,417
Freddie Mac 4.00% 2048[1]	1,864	1,942
Freddie Mac 4.00% 2048[1]	800	832
Freddie Mac 4.00% 2049[1]	67	69
Freddie Mac Pool #ZA2657 3.00% 2026[1]	673	691
Freddie Mac Pool #ZK3537 3.00% 2026[1]	129	133
Freddie Mac Pool #ZK4277 3.00% 2027[1]	817	839
Freddie Mac Pool #ZK3836 3.00% 2027[1]	290	298
Freddie Mac Pool #ZK3970 3.00% 2027[1]	256	263
Freddie Mac Pool #ZS6521 3.00% 2027[1]	163	167
Freddie Mac Pool #ZK7581 3.00% 2027[1]	137	141
Freddie Mac Pool #ZK3893 3.00% 2027[1]	87	89
Freddie Mac Pool #ZK4162 3.00% 2027[1]	62	64
Freddie Mac Pool #ZS8452 3.00% 2027[1]	21	22
Freddie Mac Pool #ZK4039 3.00% 2027[1]	9	9
Freddie Mac Pool #ZS8463 3.00% 2027[1]	8	8
Freddie Mac Pool #ZS8507 3.00% 2028[1]	307	316
Freddie Mac Pool #ZK7590 3.00% 2029[1]	6,000	6,149
Freddie Mac Pool #ZK7593 3.00% 2029[1]	308	316
Freddie Mac Pool #ZS8710 3.00% 2033[1]	11,193	11,483
Freddie Mac Pool #ZS8715 3.00% 2033[1]	2,437	2,499
Freddie Mac Pool #ZT1344 3.00% 2033[1]	1,078	1,106
Freddie Mac Pool #ZK9250 3.00% 2033[1]	485	498
Freddie Mac Pool #ZT1931 3.00% 2033[1]	431	442
Freddie Mac Pool #SB0023 3.00% 2033[1]	39	40
Freddie Mac Pool #SB8015 2.50% 2034[1]	11,772	11,875
Freddie Mac Pool #SB8002 3.00% 2034[1]	23,979	24,583
Freddie Mac Pool #ZT2019 3.00% 2034[1]	3,664	3,756
Freddie Mac Pool #SB8021 3.00% 2034[1]	2,309	2,368
Freddie Mac Pool #ZT1731 3.00% 2034[1]	1,000	1,025
Freddie Mac Pool #QN0182 3.00% 2034[1]	854	876
Freddie Mac Pool #ZT1871 3.00% 2034[1]	721	740
Freddie Mac Pool #QN0170 3.00% 2034[1]	515	528
Freddie Mac Pool #ZT1798 3.00% 2034[1]	406	417
Freddie Mac Pool #SB8011 3.00% 2034[1]	400	410
Freddie Mac Pool #QN0248 3.00% 2034[1]	388	398
Freddie Mac Pool #ZT2091 3.00% 2034[1]	347	355
Freddie Mac Pool #QN1073 3.00% 2034[1]	194	200
Freddie Mac Pool #QN0031 3.00% 2034[1]	51	53
American Funds Insurance Series — Bond Fund — Page 111 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SB8027 3.00% 2035[1]	$5,402	$5,547
Freddie Mac Pool #G67701 3.00% 2046[1]	49,618	51,093
Freddie Mac Pool #G61733 3.00% 2047[1]	9,078	9,348
Freddie Mac Pool #G08799 3.00% 2048[1]	56,530	57,578
Freddie Mac Pool #ZS4784 3.50% 2048[1]	139	143
Freddie Mac Pool #ZT1545 4.00% 2048[1]	25,025	26,060
Freddie Mac Pool #SI2002 4.00% 2048[1]	5,950	6,241
Freddie Mac Pool #ZT1546 4.50% 2048[1]	3,696	3,889
Freddie Mac Pool #ZA6124 4.50% 2048[1]	1,486	1,565
Freddie Mac Pool #SD8010 3.00% 2049[1]	74,000	75,069
Freddie Mac Pool #SD7509 3.00% 2049[1]	60,137	61,702
Freddie Mac Pool #QA4673 3.00% 2049[1]	47,395	48,774
Freddie Mac Pool #SD7507 3.00% 2049[1]	32,912	33,870
Freddie Mac Pool #SD8011 3.50% 2049[1]	126,986	130,515
Freddie Mac Pool #QA5125 3.50% 2049[1]	32,909	34,640
Freddie Mac Pool #SD7508 3.50% 2049[1]	25,001	26,315
Freddie Mac Pool #SD8001 3.50% 2049[1]	8,247	8,476
Freddie Mac Pool #RA1369 3.50% 2049[1]	6,565	6,852
Freddie Mac Pool #ZN4842 3.50% 2049[1]	2,351	2,456
Freddie Mac Pool #ZA7047 3.50% 2049[1]	759	783
Freddie Mac Pool #ZT1776 3.50% 2049[1]	450	463
Freddie Mac Pool #SD8005 3.50% 2049[1]	271	279
Freddie Mac Pool #ZT1593 3.50% 2049[1]	174	179
Freddie Mac Pool #ZT1864 4.00% 2049[1]	2,308	2,399
Freddie Mac Pool #ZA6548 4.00% 2049[1]	1,638	1,704
Freddie Mac Pool #ZN4802 4.00% 2049[1]	1,272	1,327
Freddie Mac Pool #ZT1595 4.50% 2049[1]	20,672	21,752
Freddie Mac Pool #ZA7009 4.50% 2049[1]	1,514	1,598
Freddie Mac Pool #ZA6269 4.50% 2049[1]	272	286
Freddie Mac Pool #ZT1711 4.50% 2049[1]	242	254
Freddie Mac Pool #ZT1953 4.50% 2049[1]	24	25
Freddie Mac, Series 3061, Class PN, 5.50% 2035[1]	110	124
Freddie Mac, Series 3318, Class JT, 5.50% 2037[1]	282	309
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[1]	6,575	6,643
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[1]	4,300	4,335
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[1]	9,240	9,360
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[1]	235	205
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	223	199
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	3,651	3,793
Government National Mortgage Assn. 4.50% 2049[1]	4,018	4,198
Government National Mortgage Assn. 3.50% 2050[1,4]	77,460	79,824
Government National Mortgage Assn. 4.00% 2050[1,4]	30,942	32,027
Government National Mortgage Assn. 5.00% 2050[1,4]	15,609	16,454
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	83,163	86,151
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	24,627	25,523
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	3,875	4,020
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[1]	30,819	32,448
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	104,318	109,869
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[1]	8,879	9,390
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[1]	4,859	5,129
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	261	275
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	275,708	282,323
American Funds Insurance Series — Bond Fund — Page 112 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	$2,784	$2,852
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	2,753	2,898
		3,336,234
Collateralized mortgage-backed obligations (privately originated) 0.26%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[1,2,3]	3,175	3,182
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,2,3]	1,950	1,965
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,2,3]	475	479
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,2,3]	243	244
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,2,5]	1,695	1,694
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,2,5]	1,717	1,701
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,2]	4,897	5,107
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,2]	4,111	4,266
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,3]	2,074	2,119
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,3]	1,979	2,022
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,2,3]	1,854	1,872
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,2,3]	2,753	2,776
		27,427
Commercial mortgage-backed securities 0.00%
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,2]	292	308
Total mortgage-backed obligations		3,363,969
Corporate bonds & notes 29.59% Financials 6.30%
ACE INA Holdings Inc. 2.30% 2020	2,005	2,012
ACE INA Holdings Inc. 2.875% 2022	3,625	3,719
ACE INA Holdings Inc. 3.35% 2026	2,025	2,153
ACE INA Holdings Inc. 4.35% 2045	2,220	2,686
Ally Financial Inc. 8.00% 2031	15,530	21,318
Ally Financial Inc. 8.00% 2031	3,070	4,267
American Express Co. 2.20% 2020	14,400	14,431
American International Group, Inc. 4.20% 2028	9,875	10,865
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[6]	€3,100	4,197
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[6]	3,800	5,310
AXA Equitable Holdings, Inc. 4.35% 2028	$2,250	2,443
AXA Equitable Holdings, Inc. 5.00% 2048	7,740	8,319
Banco Do Brasil, SA 4.75% 2024[2]	5,000	5,259
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	10,129	10,631
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,305
BNP Paribas 3.50% 2023[2]	10,050	10,400
BNP Paribas 3.80% 2024[2]	24,000	25,208
BNP Paribas 2.819% 2025[2,6]	2,875	2,908
BNP Paribas 3.375% 2025[2]	2,375	2,466
Capital One Financial Corp. 2.15% 2022	8,325	8,341
Capital One Financial Corp. 4.25% 2025	3,335	3,630
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[2,6]	12,000	12,223
Credit Suisse Group AG 3.80% 2023	12,925	13,531
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[2,6]	500	529
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[2,6]	4,000	4,014
Deutsche Bank AG 3.15% 2021	27,607	27,734
Deutsche Bank AG 3.375% 2021	1,300	1,314
Deutsche Bank AG 4.25% 2021	27,043	27,477
American Funds Insurance Series — Bond Fund — Page 113 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.25% 2021	$525	$540
Deutsche Bank AG 3.30% 2022	2,495	2,521
Deutsche Bank AG 5.00% 2022	2,675	2,794
Deutsche Bank AG 3.95% 2023	7,875	8,076
Deutsche Bank AG 3.70% 2024	5,300	5,379
Deutsche Bank AG 3.70% 2024	3,725	3,791
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	10,175	10,399
Deutsche Bank AG 4.10% 2026	7,050	7,151
Ford Motor Credit Co. 3.81% 2024	1,200	1,218
Ford Motor Credit Co. 4.063% 2024	5,000	5,105
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,152
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	9,600	10,291
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[6]	3,000	3,306
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[6]	1,750	1,883
Groupe BPCE SA 2.75% 2023[2]	6,875	6,987
Groupe BPCE SA 5.70% 2023[2]	28,166	31,188
Groupe BPCE SA 5.15% 2024[2]	4,711	5,170
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	12,000	13,412
Intesa Sanpaolo SpA 3.375% 2023[2]	9,055	9,208
Intesa Sanpaolo SpA 5.017% 2024[2]	67,843	71,278
Intesa Sanpaolo SpA 5.71% 2026[2]	15,700	16,992
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,256
Intesa Sanpaolo SpA 3.875% 2028[2]	2,395	2,405
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	8,125	8,467
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[6]	9,600	10,199
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[6]	11,980	13,366
Lloyds Banking Group PLC 4.375% 2028	8,825	9,728
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[2,6]	1,405	1,878
MetLife, Inc. 3.60% 2025	3,490	3,750
Metropolitan Life Global Funding I 2.00% 2020[2]	230	230
Morgan Stanley 2.50% 2021	19,200	19,350
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,300	2,329
New York Life Global Funding 1.95% 2020[2]	145	145
Nordea Bank AB 2.50% 2020[2]	7,125	7,158
PNC Financial Services Group, Inc. 2.854% 2022[6]	5,850	5,990
PNC Funding Corp. 3.30% 2022	8,700	8,938
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	5,000	5,522
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,563
Synchrony Bank 3.65% 2021	8,024	8,193
Synchrony Financial 2.85% 2022	5,400	5,466
Synchrony Financial 4.375% 2024	3,640	3,883
UniCredit SpA 3.75% 2022[2]	1,175	1,204
UniCredit SpA 6.572% 2022[2]	9,735	10,455
UniCredit SpA 4.625% 2027[2]	625	662
UniCredit SpA 5.861% 2032[2,6]	11,975	12,513
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[2,6]	11,500	13,230
Wells Fargo & Co. 2.10% 2021	16,800	16,828
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[6]	8,650	8,656
		664,895
Health care 5.18%
Abbott Laboratories 3.40% 2023	910	957
Abbott Laboratories 3.75% 2026	2,244	2,452
Abbott Laboratories 4.75% 2036	4,565	5,705
American Funds Insurance Series — Bond Fund — Page 114 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$16,315	$16,340
AbbVie Inc. 3.20% 2022	11,070	11,363
AbbVie Inc. 2.85% 2023	6,133	6,255
AbbVie Inc. 3.75% 2023	3,667	3,859
AbbVie Inc. 3.20% 2026	500	518
AbbVie Inc. 3.20% 2029[2]	28,505	29,016
AbbVie Inc. 4.05% 2039[2]	10,000	10,604
AbbVie Inc. 4.45% 2046	2,577	2,757
AbbVie Inc. 4.25% 2049[2]	9,033	9,547
Allergan PLC 3.45% 2022	11,533	11,797
Allergan PLC 3.80% 2025	250	263
Allergan, Inc. 5.00% 2021[2]	7,221	7,553
Anthem, Inc. 2.375% 2025	1,534	1,536
AstraZeneca PLC 4.00% 2029	5,920	6,574
Baxalta Inc. 4.00% 2025	116	125
Bayer US Finance II LLC 3.875% 2023[2]	26,358	27,666
Bayer US Finance II LLC 4.25% 2025[2]	27,370	29,530
Becton, Dickinson and Co. 3.734% 2024	903	957
Becton, Dickinson and Co. 4.669% 2047	3,395	4,041
Boston Scientific Corp. 3.375% 2022	700	723
Boston Scientific Corp. 3.85% 2025	255	274
Bristol-Myers Squibb Co. 4.25% 2049[2]	14,242	16,878
Centene Corp. 4.75% 2022	200	204
Centene Corp. 6.125% 2024	375	390
Centene Corp. 4.75% 2025[2]	9,375	9,758
Centene Corp. 4.75% 2025	325	338
Cigna Corp. 3.75% 2023	4,989	5,233
Cigna Corp. 4.375% 2028	7,090	7,859
EMD Finance LLC 2.40% 2020[2]	13,295	13,300
EMD Finance LLC 2.95% 2022[2]	2,100	2,128
GlaxoSmithKline PLC 3.375% 2023	16,800	17,521
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,678
Shire PLC 2.40% 2021	26,279	26,428
Shire PLC 2.875% 2023	11,084	11,294
Shire PLC 3.20% 2026	15,100	15,558
Takeda Pharmaceutical Co., Ltd. 4.00% 2021	500	517
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,665	2,862
Teva Pharmaceutical Finance Co. BV 2.20% 2021	5,236	5,080
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	80,004
Teva Pharmaceutical Finance Co. BV 6.00% 2024	29,067	29,476
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,528	34,677
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,324	19,654
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	33,721
UnitedHealth Group Inc. 3.35% 2022	4,385	4,541
UnitedHealth Group Inc. 3.75% 2025	5,410	5,843
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,009
		546,363
Energy 4.46%
Apache Corp. 4.25% 2030	2,465	2,556
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[3,7]	92	87
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,939
Cenovus Energy Inc. 3.80% 2023	1,120	1,159
Cenovus Energy Inc. 4.25% 2027	10,985	11,635
American Funds Insurance Series — Bond Fund — Page 115 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.25% 2037	$193	$214
Cenovus Energy Inc. 5.40% 2047	17,547	20,476
Cheniere Energy, Inc. 7.00% 2024	410	473
Cheniere Energy, Inc. 3.70% 2029[2]	23,369	23,860
Chevron Corp. 2.355% 2022	4,800	4,867
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,785
Concho Resources Inc. 4.30% 2028	6,095	6,643
Concho Resources Inc. 4.85% 2048	5,000	5,829
DCP Midstream Operating LP 4.95% 2022	500	520
Diamondback Energy, Inc. 3.25% 2026	8,725	8,835
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,518
Enbridge Energy Partners, LP 5.875% 2025	12,660	14,763
Enbridge Energy Partners, LP 7.375% 2045	22,767	33,962
Enbridge Inc. 4.00% 2023	1,500	1,585
Energy Transfer Partners, LP 4.15% 2020	1,000	1,011
Energy Transfer Partners, LP 4.20% 2023	2,860	3,003
Energy Transfer Partners, LP 4.50% 2024	4,915	5,232
Energy Transfer Partners, LP 4.75% 2026	1,506	1,630
Energy Transfer Partners, LP 4.20% 2027	45	47
Energy Transfer Partners, LP 4.95% 2028	4,559	4,994
Energy Transfer Partners, LP 5.25% 2029	1,275	1,432
Energy Transfer Partners, LP 6.125% 2045	11,780	13,647
Energy Transfer Partners, LP 5.30% 2047	10,459	11,153
Energy Transfer Partners, LP 5.40% 2047	6,190	6,723
Energy Transfer Partners, LP 6.00% 2048	1,868	2,177
Energy Transfer Partners, LP 6.25% 2049	1,775	2,139
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[6]	7,850	7,391
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 12/31/2049)[6]	500	473
EQT Corp. 2.50% 2020	4,910	4,910
EQT Corp. 3.00% 2022	1,700	1,670
EQT Corp. 3.90% 2027	455	426
Equinor ASA 3.625% 2028	7,900	8,670
Equinor ASA 3.25% 2049	5,687	5,730
Exxon Mobil Corp. 3.043% 2026	4,625	4,851
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,124
Kinder Morgan Energy Partners, LP 5.50% 2044	700	818
Kinder Morgan, Inc. 5.30% 2034	760	895
MPLX LP 4.00% 2028	4,665	4,830
Noble Corp. PLC 7.95% 2025[6]	1,595	826
Noble Corp. PLC 8.95% 2045[6]	845	368
Noble Energy, Inc. 4.20% 2049	5,108	5,140
Occidental Petroleum Corp. 2.70% 2022	3,500	3,537
Occidental Petroleum Corp. 2.90% 2024	7,371	7,493
Occidental Petroleum Corp. 3.20% 2026	920	932
Occidental Petroleum Corp. 3.50% 2029	5,971	6,092
Occidental Petroleum Corp. 6.60% 2046	1,690	2,175
Odebrecht Drilling Norbe 7.35% 2026 (13.61% PIK)[2,8]	35	19
Odebrecht Drilling Norbe 0%[2]	1,150	11
Petróleos Mexicanos 6.875% 2026	43,810	48,230
Petróleos Mexicanos 6.50% 2027	29,533	31,440
QEP Resources, Inc. 5.25% 2023	3,420	3,394
Ras Laffan Liquefied Natural Gas II 5.298% 2020	123	125
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	1,100	1,131
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,471
American Funds Insurance Series — Bond Fund — Page 116 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	$1,000	$1,088
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,924
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,259
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,027
Saudi Arabian Oil Co. 2.875% 2024[2]	4,885	4,958
Saudi Arabian Oil Co. 3.50% 2029[2]	21,348	22,121
Schlumberger BV 4.00% 2025[2]	8,791	9,465
Shell International Finance BV 3.875% 2028	9,410	10,433
Southwestern Energy Co. 6.20% 2025[6]	920	846
Targa Resources Partners LP 5.125% 2025	175	182
Targa Resources Partners LP 5.375% 2027	175	182
TC PipeLines, LP 4.375% 2025	405	431
Total Capital Canada Ltd. 2.75% 2023	2,140	2,195
TransCanada PipeLines Ltd. 4.25% 2028	11,275	12,519
Transocean Inc. 5.80% 2022[6]	2,195	2,124
Transocean Inc. 9.00% 2023[2]	5,000	5,292
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[8]	455	75
Williams Partners LP 5.25% 2020	2,900	2,917
Williams Partners LP 4.50% 2023	500	535
Williams Partners LP 4.30% 2024	595	635
		470,274
Utilities 3.58%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,339
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	327
AES Corp. 4.00% 2021	1,000	1,016
Alliant Energy Finance LLC 4.25% 2028[2]	500	538
Ameren Corp. 4.50% 2049	2,875	3,542
Avangrid, Inc. 3.80% 2029	8,325	8,830
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	6,938
CMS Energy Corp. 5.05% 2022	2,569	2,711
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	9,960
Consumers Energy Co. 4.05% 2048	8,270	9,527
Consumers Energy Co. 3.75% 2050	5,625	6,214
Dominion Resources, Inc., junior subordinated, 2.715% 2021[6]	2,375	2,393
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	1,400	1,443
DTE Energy Co. 3.70% 2023	250	261
DTE Energy Co., Series C, 2.529% 2024[3]	2,975	2,990
Duke Energy Corp. 3.75% 2024	3,826	4,054
Duke Energy Florida, LLC 3.40% 2046	6,445	6,556
Duke Energy Progress, LLC 3.70% 2028	3,750	4,101
Edison International 3.125% 2022	2,900	2,946
Edison International 3.55% 2024	3,600	3,688
Edison International 5.75% 2027	2,781	3,124
Edison International 4.125% 2028	2,419	2,481
EDP Finance BV 3.625% 2024[2]	14,800	15,408
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,950	2,206
Emera US Finance LP 3.55% 2026	495	514
Enel Finance International SA 4.875% 2029[2]	10,180	11,489
Enel Società per Azioni 8.75% 2073[2,6]	1,000	1,176
Entergy Louisiana, LLC 4.20% 2048	6,325	7,308
Eversource Energy 2.75% 2022	527	535
Eversource Energy 3.80% 2023	5,000	5,266
Exelon Corp. 3.40% 2026	1,570	1,640
American Funds Insurance Series — Bond Fund — Page 117 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.85% 2022	$4,281	$4,350
FirstEnergy Corp. 3.90% 2027	14,078	15,054
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,499
FirstEnergy Corp. 7.375% 2031	5,150	7,266
IPALCO Enterprises, Inc. 3.70% 2024	200	207
Jersey Central Power & Light Co. 4.30% 2026[2]	310	338
Metropolitan Edison Co. 4.30% 2029[2]	1,000	1,114
Mississippi Power Co. 4.25% 2042	11,247	12,083
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	7,967
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,134
NiSource Finance Corp. 2.65% 2022	275	278
NV Energy, Inc. 6.25% 2020	2,850	2,951
Pacific Gas and Electric Co. 2.45% 2022[9]	7,200	7,216
Pacific Gas and Electric Co. 3.25% 2023[9]	5,615	5,603
Pacific Gas and Electric Co. 3.40% 2024[9]	850	863
Pacific Gas and Electric Co. 3.30% 2027[9]	3,750	3,759
Pacific Gas and Electric Co. 4.65% 2028[2,9]	7,500	7,765
Pacific Gas and Electric Co. 4.75% 2044[9]	336	346
Progress Energy, Inc. 7.75% 2031	1,820	2,561
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,327
Puget Energy, Inc. 6.50% 2020	5,294	5,507
Puget Energy, Inc. 6.00% 2021	8,186	8,694
Puget Energy, Inc. 5.625% 2022	8,004	8,586
Puget Energy, Inc. 3.65% 2025	3,000	3,107
SCANA Corp. 4.75% 2021	2,798	2,861
SCANA Corp. 4.125% 2022	427	439
Southern California Edison Co. 2.90% 2021	10,072	10,179
Southern California Edison Co. 3.40% 2023	1,800	1,867
Southern California Edison Co. 3.50% 2023	11,525	12,013
Southern California Edison Co. 3.70% 2025	1,425	1,510
Southern California Edison Co. 3.65% 2028	1,100	1,179
Southern California Edison Co. 2.85% 2029	3,525	3,524
Southern California Edison Co. 4.20% 2029	13,050	14,450
Southern California Edison Co. 6.00% 2034	650	800
Southern California Edison Co. 5.35% 2035	500	586
Southern California Edison Co. 5.75% 2035	4,475	5,457
Southern California Edison Co. 5.625% 2036	2,300	2,802
Southern California Edison Co. 5.55% 2037	1,050	1,268
Southern California Edison Co. 5.95% 2038	8,000	10,140
Southern California Edison Co. 6.05% 2039	2,478	3,231
Southern California Edison Co. 4.50% 2040	3,475	3,815
Southern California Edison Co. 4.05% 2042	1,667	1,726
Southern California Edison Co. 4.00% 2047	12,447	13,086
Southern California Edison Co. 4.125% 2048	5,858	6,250
Southern California Edison Co., Series C, 3.60% 2045	1,901	1,879
Tampa Electric Co. 2.60% 2022	4,350	4,414
Virginia Electric and Power Co. 4.45% 2044	7,995	9,275
Xcel Energy Inc. 3.30% 2025	5,650	5,899
Xcel Energy Inc. 2.60% 2029	2,925	2,897
		377,643
American Funds Insurance Series — Bond Fund — Page 118 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 3.54%	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	$500	$505
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	506
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,057
Ford Motor Credit Co. 2.343% 2020	3,000	2,995
Ford Motor Credit Co. 3.157% 2020	3,188	3,201
Ford Motor Credit Co. 3.20% 2021	6,665	6,703
Ford Motor Credit Co. 3.336% 2021	300	302
Ford Motor Credit Co. 3.47% 2021	15,400	15,543
Ford Motor Credit Co. 3.813% 2021	16,314	16,616
Ford Motor Credit Co. 3.219% 2022	770	776
Ford Motor Credit Co. 3.339% 2022	13,345	13,478
Ford Motor Credit Co. 5.596% 2022	14,275	15,043
Ford Motor Credit Co. 3.096% 2023	8,071	8,065
Ford Motor Credit Co. 4.14% 2023	12,000	12,346
General Motors Co. 4.35% 2025	11,255	12,061
General Motors Co. 6.25% 2043	5,923	6,648
General Motors Co. 6.75% 2046	1,228	1,443
General Motors Co. 5.40% 2048	7,200	7,449
General Motors Co. 5.95% 2049	4,489	4,971
General Motors Financial Co. 3.70% 2020	15,295	15,478
General Motors Financial Co. 4.20% 2021	12,073	12,518
General Motors Financial Co. 3.15% 2022	11,000	11,211
General Motors Financial Co. 3.55% 2022	3,703	3,812
General Motors Financial Co. 3.25% 2023	964	986
General Motors Financial Co. 3.70% 2023	10,000	10,312
General Motors Financial Co. 3.50% 2024	9,945	10,247
General Motors Financial Co. 3.95% 2024	6,269	6,554
General Motors Financial Co. 5.10% 2024	1,081	1,174
Home Depot, Inc. 4.40% 2021	7,200	7,394
Home Depot, Inc. 2.95% 2029	6,081	6,326
Home Depot, Inc. 4.50% 2048	1,915	2,361
Hyundai Capital America 2.55% 2020[2]	4,200	4,202
Hyundai Capital America 2.60% 2020[2]	325	325
Hyundai Capital America 2.75% 2020[2]	3,321	3,333
Hyundai Capital America 3.75% 2021[2]	8,500	8,670
Hyundai Capital America 2.85% 2022[2]	4,118	4,164
Hyundai Capital America 3.00% 2022[2]	4,500	4,550
Hyundai Capital America 3.25% 2022[2]	1,521	1,550
Hyundai Capital America 3.95% 2022[2]	8,000	8,226
Hyundai Capital America 3.40% 2024[2]	8,180	8,349
Lowe’s Cos., Inc. 3.65% 2029	6,331	6,768
Lowe’s Cos., Inc. 4.55% 2049	1,130	1,332
McDonald’s Corp. 4.45% 2047	3,535	4,058
MGM Resorts International 7.75% 2022	2,000	2,234
Newell Rubbermaid Inc. 3.85% 2023	13,669	14,205
Newell Rubbermaid Inc. 4.20% 2026	17,294	18,031
Newell Rubbermaid Inc. 5.50% 2046	1,630	1,745
NIKE, Inc. 3.875% 2045	6,845	7,768
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,417
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	315
Starbucks Corp. 3.75% 2047	3,785	3,928
Starbucks Corp. 4.50% 2048	7,680	8,933
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	2,855	2,859
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,612
American Funds Insurance Series — Bond Fund — Page 119 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	$6,573	$6,649
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	16,999
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,044
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,303
Volkswagen International Finance NV 4.00% 2020[2]	4,000	4,047
		373,697
Consumer staples 2.33%
Altria Group, Inc. 2.85% 2022	4,800	4,892
Altria Group, Inc. 4.40% 2026	16,054	17,441
Altria Group, Inc. 4.50% 2043	1,585	1,619
Altria Group, Inc. 5.95% 2049	3,333	4,036
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,689
Anheuser-Busch InBev NV 5.55% 2049	11,149	14,463
British American Tobacco International Finance PLC 3.50% 2022[2]	152	156
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	17,852
British American Tobacco PLC 3.222% 2024	3,769	3,854
British American Tobacco PLC 3.557% 2027	10,320	10,533
British American Tobacco PLC 4.39% 2037	1,500	1,518
British American Tobacco PLC 4.54% 2047	12,786	12,845
British American Tobacco PLC 4.758% 2049	20,129	20,833
Conagra Brands, Inc. 5.30% 2038	2,320	2,754
Conagra Brands, Inc. 5.40% 2048	3,680	4,489
Constellation Brands, Inc. 2.65% 2022	2,017	2,046
Constellation Brands, Inc. 3.50% 2027	7,500	7,833
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.541% 2021[3]	10,620	10,657
General Mills, Inc. 3.20% 2021	2,170	2,209
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,390
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,528
Keurig Dr Pepper Inc. 4.597% 2028	10,752	12,080
Kroger Co. 2.60% 2021	8,000	8,050
Molson Coors Brewing Co. 2.25% 2020	4,525	4,523
Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
Molson Coors Brewing Co. 3.00% 2026	975	987
Molson Coors Brewing Co. 4.20% 2046	4,530	4,516
Philip Morris International Inc. 2.625% 2022	1,515	1,534
Philip Morris International Inc. 4.25% 2044	9,550	10,545
Reynolds American Inc. 3.25% 2022	1,477	1,507
Reynolds American Inc. 4.45% 2025	14,570	15,686
Reynolds American Inc. 5.85% 2045	125	143
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,017
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,140
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,366
		246,148
Information technology 1.59%
Apple Inc. 1.55% 2021	11,630	11,586
Broadcom Inc. 4.25% 2026[2]	41,375	43,995
Broadcom Inc. 4.75% 2029[2]	61,009	66,768
Broadcom Ltd. 3.00% 2022	12,000	12,177
Broadcom Ltd. 3.625% 2024	1,962	2,033
Broadcom Ltd. 3.875% 2027	12,860	13,356
Financial & Risk US Holdings, Inc. 6.25% 2026[2]	3,325	3,634
American Funds Insurance Series — Bond Fund — Page 120 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 4.25% 2047	$10,000	$12,248
Xerox Corp. 3.50% 2020	1,500	1,514
		167,311
Industrials 1.18%
Airbus Group SE 2.70% 2023[2]	2,120	2,156
ARAMARK Corp. 5.125% 2024	1,200	1,234
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,883
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	13,056
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6]	1,680	1,884
Boeing Co. 2.95% 2030	10,000	10,234
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	2,485	2,654
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	—[10]	—[10]
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	53
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	318	330
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	187	191
General Electric Capital Corp. 2.342% 2020	4,588	4,592
General Electric Capital Corp. 3.10% 2023	1,750	1,788
General Electric Capital Corp. 3.373% 2025	4,615	4,807
General Electric Co. 2.70% 2022	4,800	4,865
Harris Corp. 3.832% 2025	945	1,008
IHS Markit Ltd. 4.25% 2029	5,000	5,394
Lockheed Martin Corp. 2.50% 2020	3,055	3,071
Lockheed Martin Corp. 3.10% 2023	1,155	1,192
Lockheed Martin Corp. 3.55% 2026	2,445	2,623
Lockheed Martin Corp. 4.50% 2036	1,895	2,246
Lockheed Martin Corp. 4.70% 2046	4,995	6,368
Mexico City Airport Trust 5.50% 2046	1,751	1,812
Mexico City Airport Trust 5.50% 2047	3,034	3,139
Mexico City Airport Trust 5.50% 2047[2]	215	222
Northrop Grumman Corp. 3.25% 2028	10,845	11,314
NXP BV and NXP Funding LLC 4.125% 2021[2]	2,000	2,051
Republic Services, Inc. 5.00% 2020	4,800	4,822
United Rentals, Inc. 5.50% 2027	5,000	5,369
United Technologies Corp. 3.125% 2027	9,525	10,002
Vinci SA 3.75% 2029[2]	12,456	13,588
		124,948
Communication services 0.91%
AT&T Inc. 3.80% 2027	4,335	4,623
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,547
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,073
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	5,832
CenturyLink, Inc. 7.50% 2024	2,060	2,327
CenturyLink, Inc. 5.125% 2026[2]	2,025	2,066
CenturyLink, Inc. 7.65% 2042	5,000	5,255
Comcast Corp. 3.15% 2028	7,200	7,545
Comcast Corp. 2.65% 2030	7,500	7,530
Comcast Corp. 4.00% 2048	5,000	5,551
France Télécom 9.00% 2031[6]	1,480	2,291
Level 3 Communications, Inc. 4.625% 2027[2]	4,525	4,641
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	5,170	5,340
SoftBank Group Corp. 3.36% 2023[2]	5,075	5,127
Tencent Holdings Ltd. 3.28% 2024[2]	5,000	5,146
American Funds Insurance Series — Bond Fund — Page 121 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.40% 2034	$5,080	$5,886
Vodafone Group PLC 4.375% 2028	10,000	11,083
Vodafone Group PLC 4.25% 2050	3,050	3,187
Walt Disney Co. 4.00% 2023	1,100	1,179
		96,229
Real estate 0.43%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,531
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	169
American Campus Communities, Inc. 3.35% 2020	2,810	2,834
American Campus Communities, Inc. 3.75% 2023	2,900	3,022
Corporate Office Properties LP 5.25% 2024	10	11
Equinix, Inc. 2.90% 2026	3,287	3,299
Equinix, Inc. 3.20% 2029	3,846	3,867
Essex Portfolio LP 3.25% 2023	335	344
Essex Portfolio LP 3.875% 2024	1,000	1,057
Hospitality Properties Trust 4.25% 2021	4,250	4,311
Hospitality Properties Trust 5.00% 2022	1,270	1,336
Hospitality Properties Trust 4.50% 2025	855	879
Hospitality Properties Trust 3.95% 2028	1,710	1,668
Kimco Realty Corp. 3.40% 2022	1,045	1,080
Omega Healthcare Investors, Inc. 4.375% 2023	900	955
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,066
Scentre Group 2.375% 2021[2]	175	175
Scentre Group 3.50% 2025[2]	4,565	4,737
WEA Finance LLC 3.25% 2020[2]	13,375	13,484
		45,825
Materials 0.09%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[2,6]	4,765	4,920
Braskem SA 4.50% 2030[2]	2,500	2,491
Holcim Ltd. 5.15% 2023[2]	1,560	1,676
		9,087
Total corporate bonds & notes		3,122,420
U.S. Treasury bonds & notes 28.74% U.S. Treasury 24.36%
U.S. Treasury 8.75% 2020[11]	38,500	40,174
U.S. Treasury 1.625% 2021	6,740	6,749
U.S. Treasury 1.625% 2022	70,000	70,022
U.S. Treasury 1.625% 2022	521	521
U.S. Treasury 2.375% 2023	48,100	49,179
U.S. Treasury 2.50% 2023	57,200	58,775
U.S. Treasury 2.625% 2023	70,000	72,625
U.S. Treasury 2.75% 2023	173,600	179,831
U.S. Treasury 1.50% 2024	75,423	74,802
U.S. Treasury 1.75% 2024	48,282	48,440
U.S. Treasury 2.125% 2024	72,100	73,554
U.S. Treasury 2.125% 2024[11]	72,100	73,520
U.S. Treasury 2.125% 2024	50,000	50,938
U.S. Treasury 2.25% 2024	65,000	66,521
U.S. Treasury 2.75% 2025	132,000	138,843
American Funds Insurance Series — Bond Fund — Page 122 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2025[11]	$96,200	$102,032
U.S. Treasury 2.875% 2025	72,100	76,361
U.S. Treasury 1.375% 2026	150,000	145,940
U.S. Treasury 1.625% 2026	75,000	74,118
U.S. Treasury 2.25% 2026	146,369	150,433
U.S. Treasury 2.375% 2026	67,586	69,975
U.S. Treasury 2.25% 2027[11]	120,200	123,645
U.S. Treasury 2.25% 2027[11]	72,100	74,148
U.S. Treasury 6.125% 2027[11]	24,000	31,536
U.S. Treasury 2.875% 2028	72,100	77,679
U.S. Treasury 1.75% 2029	69,308	68,252
U.S. Treasury 2.25% 2049[11]	364,471	353,646
U.S. Treasury 2.375% 2049	11,800	11,761
U.S. Treasury 3.00% 2049[11]	182,915	206,346
		2,570,366
U.S. Treasury inflation-protected securities 4.38%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	25,074	25,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	55,368	56,544
U.S. Treasury Inflation-Protected Security 0.375% 2027[11,12]	105,195	107,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[11,12]	130,403	133,824
U.S. Treasury Inflation-Protected Security 1.00% 2049[12]	124,504	138,576
		461,521
Total U.S. Treasury bonds & notes		3,031,887
Bonds & notes of governments & government agencies outside the U.S. 3.03%
Dominican Republic 5.95% 2027[2]	8,100	8,963
Italy (Republic of) 0.95% 2023	€45,000	51,635
Italy (Republic of) 1.50% 2025	33,327	38,897
Japan, Series 20, 0.10% 2025[12]	¥11,475,000	107,563
Portuguese Republic 5.125% 2024	$24,775	27,881
Portuguese Republic 5.65% 2024	€20,000	27,792
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	$1,862	1,955
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,127
Qatar (State of) 4.50% 2028[2]	5,100	5,853
Qatar (State of) 5.103% 2048[2]	3,400	4,376
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	5,312
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	12,095
United Mexican States, Series M, 5.75% 2026	MXN527,500	26,459
		319,908
Asset-backed obligations 2.26%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[1]	$5,970	6,007
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[1]	1,062	1,064
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[1]	400	409
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	218	218
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,2]	4,311	4,319
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,2]	835	847
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,2]	743	747
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,2]	1,125	1,132
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,2]	3,045	3,092
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[1]	307	307
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[1,2]	522	522
American Funds Insurance Series — Bond Fund — Page 123 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[1]	$227	$227
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	2,480	2,506
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	4,910	4,964
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	4,665	4,744
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[1]	4,020	4,079
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[1,2]	306	306
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[1,2]	1,437	1,438
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,2]	880	885
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,2]	1,915	1,917
Drivetime Auto Owner Trust, Series 2019-2A Class C, 3.18% 2025[1,2]	2,565	2,597
Drivetime Auto Owner Trust, Series 2019-2A Class D, 3.48% 2025[1,2]	4,250	4,311
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,2]	976	976
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[1,2]	87	87
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,2]	7,312	7,332
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,2]	3,140	3,166
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,2]	5,000	5,030
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,2]	2,500	2,537
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,2]	4,145	4,236
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,2]	5,000	5,039
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,2]	6,000	6,150
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,2]	26,755	26,763
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,2]	17,675	18,467
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,2]	1,500	1,575
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,2]	31,410	32,671
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	2,625	2,632
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[1]	520	524
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[1]	360	361
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,2]	4,015	4,037
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,2]	8,484	8,465
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,2]	4,500	4,640
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.992% 2037[1,3]	1,333	68
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,2]	2,190	2,203
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,2]	1,355	1,365
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[1]	321	322
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[1]	5,268	5,272
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[1]	3,955	3,968
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[1]	335	335
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[1]	3,110	3,173
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,2]	1,146	1,146
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,2]	6,000	6,096
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,2]	4,150	4,151
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,2]	1,500	1,503
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,2]	2,000	2,004
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,2]	3,719	3,725
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,2]	2,450	2,460
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 2026[1,2,3]	2,739	2,740
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,2]	493	493
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[1]	16,000	16,026
		238,376
Municipals 2.14% Illinois 1.91%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	29,010	31,576
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,590	9,808
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	27,639	28,850
American Funds Insurance Series — Bond Fund — Page 124 of 184

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	$106,125	$114,494
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	762
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	251
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,504
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,419
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,034
		202,143
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,493
California 0.07%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,165
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,829
		6,994
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,527
Total municipals		226,157
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,086
Total bonds, notes & other debt instruments (cost: $9,994,467,000)		10,314,803
Common stocks 0.00% Energy 0.00%	Shares
Tribune Resources, Inc.[5,13]	83,079	135
Information technology 0.00%
Corporate Risk Holdings I, Inc.[5,13,14]	70,193	8
Communication services 0.00%
Adelphia Recovery Trust, Series ACC-1[5,13,14]	2,409,545	1
Total common stocks (cost: $605,000)		144
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[5,13,14]	112,665	1
Tribune Resources, Inc., Class B, warrants, expire 2023[5,13,14]	87,629	1
Tribune Resources, Inc., Class C, warrants, expire 2023[5,13,14]	17,050	—[10]
Ultra Petroleum Corp., warrants, expire 2025[13]	8,750	1
Total rights & warrants (cost: $18,000)		3
American Funds Insurance Series — Bond Fund — Page 125 of 184

Short-term securities 5.71% Money market investments 5.71%	Shares	Value (000)
Capital Group Central Cash Fund 1.73%[15]	6,024,511	$602,451
Total short-term securities (cost: $602,341,000)		602,451
Total investment securities 103.47% (cost: $10,597,431,000)		10,917,401
Other assets less liabilities (3.47)%		(366,241)
Net assets 100.00%		$10,551,160
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2019[17] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	9,081	April 2020	$1,816,200	$1,956,956	$(375)
5 Year Euro-Bobl Futures	Short	1,633	March 2020	€(163,300)	(244,775)	804
5 Year U.S. Treasury Note Futures	Long	11,307	April 2020	$1,130,700	1,341,116	(5,279)
10 Year Euro-Bund Futures	Short	532	March 2020	€(53,200)	(101,739)	972
10 Year U.S. Treasury Note Futures	Short	489	March 2020	$(48,900)	(62,798)	663
10 Year Ultra U.S. Treasury Note Futures	Short	3,335	March 2020	(333,500)	(469,245)	5,934
30 Year Euro-Buxl Futures	Long	272	March 2020	€27,200	60,526	(1,684)
30 Year Ultra U.S. Treasury Bond Futures	Long	924	March 2020	$92,400	167,850	(5,114)
						$(4,079)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR69,777	USD77,714	Citibank	1/6/2020	$584
EUR3,926	USD4,371	Bank of New York Mellon	1/6/2020	35
USD81,563	EUR73,700	Morgan Stanley	1/6/2020	(1,137)
USD38,670	MXN755,000	Barclays Bank PLC	1/7/2020	(1,224)
KRW96,758,000	USD82,788	Citibank	1/9/2020	899
KRW96,758,000	USD82,809	JPMorgan Chase	1/9/2020	878
USD104	MXN2,000	Barclays Bank PLC	1/13/2020	(2)
USD121,292	EUR109,250	HSBC Bank	1/13/2020	(1,355)
USD99,139	JPY10,730,000	Citibank	1/14/2020	306
USD13,351	JPY1,445,000	Goldman Sachs	1/15/2020	41
USD51,458	EUR46,000	Morgan Stanley	1/23/2020	(216)
				$(1,191)
American Funds Insurance Series — Bond Fund — Page 126 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.355%	U.S. EFFR	10/24/2021	$95,600	$(160)	$—	$(160)
1.339%	U.S. EFFR	10/24/2021	173,700	(341)	—	(341)
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(621)	—	(621)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(644)	—	(644)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(710)	—	(710)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,009)	—	(7,009)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,512)	—	(1,512)
3-month USD-LIBOR	1.556%	11/27/2024	$148,600	1,222	—	1,222
3-month USD-LIBOR	1.561%	11/27/2024	148,600	1,187	—	1,187
3-month USD-LIBOR	1.554%	11/27/2024	126,300	1,051	—	1,051
3-month USD-LIBOR	1.5335%	11/29/2024	148,500	1,373	—	1,373
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(228)	—	(228)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(760)	—	(760)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,046	—	1,046
					$—	$(6,106)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,120,890,000, which represented 10.62% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,541,000, which represented .03% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $87,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Amount less than one thousand.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,365,000, which represented .38% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Security did not produce income during the last 12 months.
[14]	Value determined using significant unobservable inputs.
[15]	Rate represents the seven-day yield at 12/31/2019.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbols
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	JPY/¥ = Japanese yen
Dev. = Development	KRW = South Korean won
Econ. = Economic	LIBOR = London Interbank Offered Rate
EFFR = Effective Federal Funds Rate	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 127 of 184

Global Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 93.61% Euros 17.85%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,452
Altria Group, Inc. 1.00% 2023	1,020	1,165
Altria Group, Inc. 1.70% 2025	1,600	1,866
Altria Group, Inc. 2.20% 2027	2,900	3,447
Banque Centrale de Tunisie 6.75% 2023	1,250	1,454
Banque Centrale de Tunisie 6.375% 2026	3,800	4,240
Barclays Bank PLC 6.00% 2021	1,000	1,191
Barclays Bank PLC 6.625% 2022	1,070	1,372
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,779
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,789
Canada 3.50% 2020	2,500	2,807
China (People’s Republic of) 0.125% 2026	1,400	1,565
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,032
Cote d’Ivoire (Republic of) 5.875% 2031	840	983
Deutsche Telekom International Finance BV 7.50% 2033	200	395
Egypt (Arab Republic of) 5.625% 2030	745	864
European Financial Stability Facility 0.40% 2025	6,000	6,933
French Republic O.A.T. 0% 2029	4,725	5,240
French Republic O.A.T. 0.50% 2029	14,440	16,845
French Republic O.A.T. 2.00% 2048	1,490	2,150
Germany (Federal Republic of) 0.10% 2026[2]	4,547	5,554
Germany (Federal Republic of) 0% 2029	12,440	14,209
Germany (Federal Republic of) 0.50% 2030[2]	4,056	5,400
Germany (Federal Republic of) 1.25% 2048	1,150	1,620
Greece (Hellenic Republic of) 3.45% 2024	11,275	14,205
Greece (Hellenic Republic of) 3.375% 2025	6,800	8,683
Greece (Hellenic Republic of) 3.75% 2028	12,204	16,210
Greece (Hellenic Republic of) 3.875% 2029	24,005	32,521
Greece (Hellenic Republic of) 3.90% 2033	2,575	3,550
Greece (Hellenic Republic of) 4.00% 2037	2,520	3,545
Greece (Hellenic Republic of) 4.20% 2042	2,409	3,577
Groupe BPCE SA 4.625% 2023	1,200	1,550
Groupe BPCE SA 1.00% 2025	2,900	3,350
Hungary 3.875% 2020	1,000	1,131
Intesa Sanpaolo SpA 6.625% 2023	510	684
Israel (State of) 1.50% 2027	775	944
Israel (State of) 1.50% 2029	725	890
Italy (Republic of) 1.35% 2022	2,665	3,076
Italy (Republic of) 0.10% 2023[2]	22,007	25,004
Italy (Republic of) 1.85% 2024	5,200	6,178
Italy (Republic of) 2.80% 2028	32,938	41,841
Italy (Republic of) 3.00% 2029	7,440	9,620
Italy (Republic of) 3.85% 2049	3,130	4,549
Lloyds Banking Group PLC 6.50% 2020	1,090	1,240
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,771
Morocco (Kingdom of) 3.50% 2024	1,400	1,789
American Funds Insurance Series — Global Bond Fund — Page 128 of 184

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 1.50% 2031	€4,100	$4,620
Portuguese Republic 2.875% 2025	7,625	9,934
Portuguese Republic 1.95% 2029	2,110	2,700
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,779
Romania 2.875% 2029	1,640	2,081
Romania 3.50% 2034	835	1,057
Romania 3.875% 2035	2,810	3,670
Romania 3.375% 2038	4,170	5,101
Romania 4.125% 2039	1,550	2,022
Romania 4.625% 2049	12,905	17,913
Romania 4.625% 2049	80	111
Russian Federation 2.875% 2025	2,700	3,451
Russian Federation 2.875% 2025	1,500	1,917
Serbia (Republic of) 1.50% 2029	9,729	11,127
Spain (Kingdom of) 1.45% 2027	8,975	10,990
Spain (Kingdom of) 1.45% 2029	6,910	8,475
Spain (Kingdom of) 2.70% 2048	850	1,268
State Grid Europe Development (2014) PLC 1.50% 2022	194	224
State Grid Overseas Investment Ltd. 1.25% 2022	765	880
State Grid Overseas Investment Ltd. 1.375% 2025	441	517
State Grid Overseas Investment Ltd. 2.125% 2030	200	249
Stryker Corp 0.25% 2024	480	538
Stryker Corp. 0.75% 2029	980	1,102
Stryker Corp. 1.00% 2031	450	502
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	2,275	2,853
Ukraine Government 6.75% 2026	3,119	3,937
Ukraine Government 6.75% 2026	1,225	1,546
UniCredit SpA 5.75% 2025[1]	900	1,052
		379,876
Japanese yen 13.35%
Export-Import Bank of India 0.59% 2022	¥400,000	3,667
Goldman Sachs Group, Inc. 1.00% 2021[3]	28,000	261
Goldman Sachs Group, Inc. 2.80% 2022[3]	100,000	970
Indonesia (Republic of) 0.67% 2021	200,000	1,844
Indonesia (Republic of) 0.54% 2022	100,000	920
Japan, Series 19, 0.10% 2024[2]	2,438,212	22,821
Japan, Series 18, 0.10% 2024[2]	1,966,375	18,378
Japan, Series 20, 0.10% 2025[2]	683,400	6,406
Japan, Series 21, 0.10% 2026[2]	993,223	9,342
Japan, Series 344, 0.10% 2026	605,000	5,650
Japan, Series 346, 0.10% 2027	3,125,000	29,185
Japan, Series 23, 0.10% 2028[2]	2,001,246	18,953
Japan, Series 356, 0.10% 2029	6,560,000	61,085
Japan, Series 24, 0.10% 2029[2]	1,614,981	15,294
Japan, Series 116, 2.20% 2030	1,735,000	19,571
Japan, Series 145, 1.70% 2033	2,210,000	24,705
Japan, Series 21, 2.30% 2035	720,000	8,842
Japan, Series 161, 0.60% 2037	790,000	7,744
Japan, Series 42, 1.70% 2044	911,900	11,047
Japan, Series 57, 0.80% 2047	70,000	714
Japan, Series 59, 0.70% 2048	382,500	3,806
KT Corp. 0.30% 2020	600,000	5,522
KT Corp. 0.31% 2020	100,000	921
American Funds Insurance Series — Global Bond Fund — Page 129 of 184

Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
United Mexican States 0.70% 2021	¥600,000	$5,547
United Mexican States 0.62% 2022	100,000	921
		284,116
Chinese yuan renminbi 3.25%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY49,600	7,199
China (People’s Republic of), Series 1910, 3.86% 2049	172,240	25,394
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,113
China Development Bank Corp., Series 1805, 4.04% 2028	33,000	4,853
China Development Bank Corp., Series 1905, 3.48% 2029	203,200	28,709
		69,268
Malaysian ringgits 1.83%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR61,900	15,312
Malaysia (Federation of), Series 0217, 4.059% 2024	2,000	507
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	510
Malaysia (Federation of), Series 0310, 4.498% 2030	8,420	2,236
Malaysia (Federation of), Series 0418, 4.893% 2038	61,226	17,060
Malaysia (Federation of), Series 0219, 4.467% 2039	9,000	2,386
Malaysia (Federation of), Series 0518, 4.921% 2048	3,000	833
		38,844
Indian rupees 1.66%
India (Republic of) 8.83% 2023	INR469,900	7,119
India (Republic of) 6.97% 2026	396,450	5,616
India (Republic of) 7.59% 2026	277,600	4,051
India (Republic of) 6.79% 2027	525,000	7,337
India (Republic of) 8.24% 2027	180,600	2,725
India (Republic of) 7.17% 2028	226,200	3,235
India (Republic of) 7.59% 2029	95,800	1,406
National Highways Authority of India 7.17% 2021	220,000	3,107
National Highways Authority of India 7.27% 2022	50,000	700
		35,296
Brazilian reais 1.58%
Brazil (Federative Republic of) 0% 2020	BRL91,700	22,329
Brazil (Federative Republic of) 0% 2020	12,100	2,976
Brazil (Federative Republic of) 0% 2021	13,000	3,011
Brazil (Federative Republic of) 10.00% 2025	18,600	5,317
		33,633
South African rand 1.46%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR168,450	8,383
South Africa (Republic of), Series R-2044, 8.75% 2044	192,925	12,121
South Africa (Republic of), Series R-2048, 8.75% 2048	167,350	10,554
		31,058
Danish kroner 1.45%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr44,076	6,844
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	14,470	2,267
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	134,552	20,876
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	6,054	958
		30,945
American Funds Insurance Series — Global Bond Fund — Page 130 of 184

Bonds, notes & other debt instruments (continued) British pounds 1.37%	Principal amount (000)	Value (000)
France Télécom 5.375% 2050	£300	$623
Lloyds Banking Group PLC 7.625% 2025	655	1,108
United Kingdom 2.25% 2023	1,550	2,179
United Kingdom 2.75% 2024	1,210	1,761
United Kingdom 4.25% 2027	2,800	4,730
United Kingdom 3.25% 2044	4,440	8,182
United Kingdom 3.50% 2045	890	1,719
United Kingdom 1.50% 2047	6,490	8,911
		29,213
Canadian dollars 1.29%
Canada 1.00% 2022	C$1,050	795
Canada 2.25% 2025	29,450	23,346
Canada 2.75% 2048	3,500	3,298
		27,439
Mexican pesos 1.26%
Petróleos Mexicanos 7.19% 2024	MXN7,073	342
Petróleos Mexicanos 7.47% 2026	91,927	4,277
United Mexican States, Series M, 7.50% 2027	291,520	16,028
United Mexican States, Series M20, 8.50% 2029	106,000	6,244
		26,891
Norwegian kroner 1.16%
Norway (Kingdom of) 3.75% 2021	NKr111,851	13,170
Norway (Kingdom of) 2.00% 2023	99,579	11,570
		24,740
Israeli shekels 1.11%
Israel (State of) 2.00% 2027	ILS42,900	13,547
Israel (State of) 5.50% 2042	20,200	10,041
		23,588
Polish zloty 0.82%
Poland (Republic of), Series 1021, 5.75% 2021	PLN19,180	5,441
Poland (Republic of), Series 0922, 5.75% 2022	36,700	10,733
Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,363
		17,537
Indonesian rupiah 0.51%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR9,247,000	629
Indonesia (Republic of), Series 78, 8.25% 2029	105,022,000	8,172
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,113
		10,914
Russian rubles 0.49%
Russian Federation 7.00% 2023	RUB120,000	2,012
Russian Federation 6.90% 2029	248,750	4,226
Russian Federation 8.50% 2031	82,440	1,571
Russian Federation 7.70% 2033	22,840	411
Russian Federation 7.25% 2034	121,920	2,119
		10,339
Thai baht 0.43%
Thailand (Kingdom of) 2.125% 2026	THB257,750	9,046
American Funds Insurance Series — Global Bond Fund — Page 131 of 184

Bonds, notes & other debt instruments (continued) South Korean won 0.37%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2712, 2.375% 2027	KRW8,658,930	$7,885
Ukrainian hryvnia 0.36%
Ukraine Government 16.06% 2022	UAH86,536	3,937
Ukraine Government 17.00% 2022	60,180	2,756
Ukraine Government 17.25% 2022	19,484	883
		7,576
Colombian pesos 0.26%
Colombia (Republic of), Series B, 10.00% 2024	COP7,897,500	2,850
Colombia (Republic of), Series B, 6.00% 2028	8,825,000	2,675
		5,525
Australian dollars 0.13%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$3,335	2,686
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,199
Dominican pesos 0.08%
Dominican Republic 9.75% 2026	DOP90,700	1,759
Argentine pesos 0.06%
Argentine Republic 2.50% 2021[2]	ARS151,572	1,182
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 60.528% 2028[5]	13,568	146
		1,328
U.S. dollars 41.38%
Abbott Laboratories 3.40% 2023	$137	144
Abbott Laboratories 3.75% 2026	793	867
AbbVie Inc. 2.50% 2020	3,155	3,160
AbbVie Inc. 2.90% 2022	1,170	1,194
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.20% 2026	2,007	2,078
AbbVie Inc. 4.50% 2035	410	465
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	195	200
ACE INA Holdings Inc. 3.35% 2026	195	207
ACE INA Holdings Inc. 4.35% 2045	425	514
ADT Corp. 3.50% 2022	595	607
AES Corp. 5.50% 2025	250	259
Aetna Inc. 2.80% 2023	340	346
AG Merger Sub II, Inc. 10.75% 2027[3]	204	205
AK Steel Holding Corp. 7.625% 2021	225	227
Albertsons Cos. LLC 4.625% 2027[3]	450	450
Allergan PLC 3.00% 2020	2,820	2,822
Allergan PLC 4.75% 2045	130	141
Allison Transmission Holdings, Inc. 5.00% 2024[3]	455	467
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,6]	650	637
Altice NV 7.50% 2026[3]	275	296
Altice SA 7.625% 2025[3]	450	469
American Funds Insurance Series — Global Bond Fund — Page 132 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 4.50% 2043	$191	$195
Altria Group, Inc. 5.95% 2049	131	159
Amazon.com, Inc. 2.80% 2024	2,920	3,023
Amazon.com, Inc. 3.15% 2027	980	1,037
AMC Networks Inc. 5.00% 2024	50	51
AMC Networks Inc. 4.75% 2025	225	226
American Campus Communities, Inc. 3.75% 2023	1,810	1,886
American Campus Communities, Inc. 4.125% 2024	1,195	1,274
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[3]	355	247
Amgen Inc. 1.85% 2021	420	419
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,428
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,155
Anheuser-Busch InBev NV 4.75% 2029	1,975	2,288
Apple Inc. 2.50% 2022	1,200	1,218
Apple Inc. 3.35% 2027	1,075	1,145
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[5,6]	80	82
Argentine Republic 6.875% 2021	3,575	1,941
Argentine Republic 7.50% 2026	2,200	1,150
Argentine Republic 6.875% 2048	1,695	817
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[5,6]	210	199
Associated Materials, LLC 9.00% 2024[3]	1,069	941
AstraZeneca PLC 3.50% 2023	2,700	2,825
AT&T Inc. 4.250% 2027	3,775	4,145
Autoridad del Canal de Panama 4.95% 2035[3]	1,000	1,168
Avis Budget Group, Inc. 5.50% 2023	220	225
Avis Budget Group, Inc. 5.25% 2025[3]	125	129
B&G Foods, Inc. 5.25% 2025	225	232
Bank of America Corp. 2.625% 2020	1,550	1,559
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,454
Bausch Health Cos. Inc. 5.00% 2028[3]	115	118
Bayer AG 3.375% 2024[3]	840	866
Bayer US Finance II LLC 3.875% 2023[3]	900	945
Bayer US Finance II LLC 4.25% 2025[3]	203	219
Bayerische Motoren Werke AG 2.95% 2022[3]	3,675	3,745
Becton, Dickinson and Co. 3.70% 2027	933	994
Boyd Gaming Corp. 4.75% 2027[3]	265	276
Brandywine Operating Partnership, LP 3.95% 2023	190	197
Braskem SA 4.50% 2030[3]	745	742
Bristol-Myers Squibb Co. 2.90% 2024[3]	2,756	2,845
British American Tobacco International Finance PLC 3.50% 2022[3]	385	396
British American Tobacco PLC 2.789% 2024	1,150	1,160
British American Tobacco PLC 3.215% 2026	955	963
British American Tobacco PLC 3.557% 2027	1,545	1,577
British American Tobacco PLC 3.462% 2029	1,150	1,164
British American Tobacco PLC 4.39% 2037	2,400	2,429
British American Tobacco PLC 4.758% 2049	894	925
Brookfield Property REIT Inc. 5.75% 2026[3]	600	634
Cablevision Systems Corp. 6.75% 2021	950	1,025
Calpine Corp. 5.25% 2026[3]	105	110
Carrizo Oil & Gas Inc. 6.25% 2023	280	285
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	450	460
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	475	502
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,748
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	275	281
Centene Corp. 4.75% 2022	540	552
American Funds Insurance Series — Global Bond Fund — Page 133 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.75% 2025	$350	$364
Centene Corp. 4.625% 2029[3]	505	533
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	62	62
CenturyLink, Inc. 6.75% 2023	800	895
CenturyLink, Inc. 7.50% 2024	250	282
CenturyLink, Inc. 5.125% 2026[3]	225	230
CenturyLink, Inc., Series T, 5.80% 2022	325	342
Chemours Co. 6.625% 2023	780	785
Chesapeake Energy Corp. 4.875% 2022	915	725
Chesapeake Energy Corp. 5.75% 2023	460	313
Chesapeake Energy Corp. 11.50% 2025[3]	136	129
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[5,6]	205	212
Cigna Corp. 3.40% 2021	750	768
Cigna Corp. 4.125% 2025	830	901
Citigroup Inc. 2.35% 2021	1,500	1,509
Cleveland-Cliffs Inc. 4.875% 2024[3]	950	973
Cleveland-Cliffs Inc. 5.75% 2025	672	665
Cleveland-Cliffs Inc. 5.875% 2027[3]	1,300	1,250
CMS Energy Corp. 5.05% 2022	392	414
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 3.00% 2026	1,200	1,233
Colombia (Republic of) 3.875% 2027	350	371
Colombia (Republic of) 4.50% 2029	1,165	1,295
Colombia (Republic of) 5.20% 2049	2,420	2,921
Columbia Pipeline Partners LP 3.30% 2020	85	85
Comcast Corp. 3.95% 2025	2,610	2,848
CommScope Finance LLC 6.00% 2026[3]	250	266
Community Health Systems Inc. 5.125% 2021	150	150
Compass Diversified Holdings 8.00% 2026[3]	440	478
Comstock Resources, Inc. 9.75% 2026	375	341
Conagra Brands, Inc. 4.30% 2024	2,380	2,563
CONSOL Energy Inc. 5.875% 2022	1,949	1,955
Consolidated Energy Finance SA 6.50% 2026[3]	185	174
Constellation Oil Services Holding SA 10.00% 2024[3,7,8,9]	2,499	1,187
Consumers Energy Co. 3.375% 2023	345	361
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	7	8
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	23	24
Convey Park Energy LLC 7.50% 2025[3]	125	108
Costa Rica (Republic of) 6.125% 2031[3]	640	682
Crédit Agricole SA 4.375% 2025[3]	1,100	1,183
CVR Partners, LP 9.25% 2023[3]	200	209
CVS Health Corp. 2.80% 2020	430	431
CVS Health Corp. 3.35% 2021	277	282
CVS Health Corp. 3.50% 2022	430	444
CVS Health Corp. 3.70% 2023	710	740
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	2,100	2,096
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	2,275	2,295
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	6,425	6,489
Danske Bank AS 2.70% 2022[3]	1,400	1,410
DaVita HealthCare Partners Inc. 5.00% 2025	230	237
DCP Midstream Operating LP 4.95% 2022	365	380
Deutsche Telekom International Finance BV 1.95% 2021[3]	575	575
Deutsche Telekom International Finance BV 2.82% 2022[3]	1,675	1,700
Deutsche Telekom International Finance BV 4.375% 2028[3]	890	994
Deutsche Telekom International Finance BV 9.25% 2032	930	1,478
American Funds Insurance Series — Global Bond Fund — Page 134 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$675	$370
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[5,6]	114	111
Diebold, Inc. 8.50% 2024	150	145
Dominican Republic 7.50% 2021[3]	1,333	1,387
Dominican Republic 5.50% 2025[3]	1,375	1,484
Dominican Republic 8.625% 2027[3]	225	274
Dominican Republic 6.40% 2049[3]	1,613	1,774
DP World Crescent 4.848% 2028[3]	550	604
Duke Energy Corp. 3.75% 2024	550	583
Duke Energy Corp. 2.65% 2026	2,695	2,707
Duke Energy Progress, LLC 3.70% 2028	1,225	1,340
Dun & Bradstreet Corp. 6.875% 2026[3]	205	227
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[5,6]	225	227
Egypt (Arab Republic of) 5.75% 2020	1,800	1,822
Egypt (Arab Republic of) 7.50% 2027[3]	2,200	2,458
Electricité de France SA 4.875% 2038[3]	795	934
Embarq Corp. 7.995% 2036	330	350
EMD Finance LLC 2.40% 2020[3]	1,485	1,486
EMD Finance LLC 2.95% 2022[3]	225	228
EMD Finance LLC 3.25% 2025[3]	2,950	3,037
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	1,030	1,073
Enbridge Inc. 4.00% 2023	600	634
Enbridge Inc. 4.25% 2026	655	721
Enbridge Inc. 3.70% 2027	754	798
Encompass Health Corp. 4.50% 2028	86	89
Endo International PLC 5.75% 2022[3]	1,155	860
Endo International PLC 6.00% 2025[1,3]	1,075	728
Enel Finance International SA 2.75% 2023[3]	5,000	5,036
Enel Finance International SA 3.625% 2027[3]	2,375	2,460
Enel Finance International SA 3.50% 2028[3]	1,800	1,842
Energy Transfer Partners, LP 4.00% 2027	1,490	1,541
Energy Transfer Partners, LP 4.20% 2027	110	115
Energy Transfer Partners, LP 6.00% 2048	70	82
Energy Transfer Partners, LP 6.25% 2049	910	1,097
Enersis Américas SA 4.00% 2026	650	675
Essex Portfolio LP 3.50% 2025	2,835	2,976
Essex Portfolio LP 3.375% 2026	885	920
Euramax International, Inc. 12.00% 2020[3]	650	645
European Investment Bank 2.25% 2022	700	709
Exelon Corp. 3.40% 2026	1,465	1,530
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	539
Extraction Oil & Gas, Inc. 5.625% 2026[3]	425	256
Exxon Mobil Corp. 2.222% 2021	570	574
Fannie Mae Pool #MA2754 3.00% 2026[4]	225	231
Fannie Mae Pool #AB4281 3.00% 2027[4]	33	34
Fannie Mae Pool #MA3798 3.00% 2034[4]	631	647
Fannie Mae Pool #MA3657 3.00% 2034[4]	61	63
Fannie Mae Pool #AP7888 3.50% 2042[4]	620	655
Fannie Mae Pool #AO4151 3.50% 2042[4]	295	311
Fannie Mae Pool #AQ0770 3.50% 2042[4]	209	223
Fannie Mae Pool #MA3467 4.00% 2048[4]	6,404	6,672
Fannie Mae Pool #FM1437 4.00% 2048[4]	3,737	3,896
Fannie Mae Pool #MA3495 4.00% 2048[4]	2,272	2,367
Fannie Mae Pool #MA3521 4.00% 2048[4]	1,014	1,055
Fannie Mae Pool #MA3443 4.00% 2048[4]	109	113
American Funds Insurance Series — Global Bond Fund — Page 135 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3692 3.50% 2049[4]	$21,336	$21,926
Fannie Mae Pool #MA3775 3.50% 2049[4]	967	994
Fannie Mae Pool #BN6683 3.50% 2049[4]	821	844
Fannie Mae Pool #MA3637 3.50% 2049[4]	32	33
Fannie Mae Pool #MA3776 4.00% 2049[4]	9,182	9,583
Fannie Mae Pool #MA3693 4.00% 2049[4]	6,658	6,924
Fannie Mae Pool #BO2188 4.00% 2049[4]	1,750	1,825
Fannie Mae Pool #FM1238 4.00% 2049[4]	1,262	1,313
Fannie Mae Pool #MA3804 4.00% 2049[4]	1,225	1,280
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,495	1,501
First Quantum Minerals Ltd. 7.25% 2023[3]	875	908
First Quantum Minerals Ltd. 7.50% 2025[3]	1,875	1,921
First Quantum Minerals Ltd. 6.875% 2026[3]	325	330
FirstEnergy Corp. 3.90% 2027	3,915	4,187
FirstEnergy Corp. 3.50% 2028[3]	645	672
FirstEnergy Corp. 4.85% 2047	380	451
France Télécom 9.00% 2031[1]	2,434	3,767
Freddie Mac 3.50% 2048[4]	651	671
Freddie Mac Pool #ZS8588 3.00% 2030[4]	125	128
Freddie Mac Pool #SB8002 3.00% 2034[4]	753	772
Freddie Mac Pool #QN0549 3.00% 2034[4]	677	694
Freddie Mac Pool #ZT2091 3.00% 2034[4]	295	303
Freddie Mac Pool #SB8027 3.00% 2035[4]	443	455
Freddie Mac Pool #ZT1545 4.00% 2048[4]	21,875	22,779
Freddie Mac Pool #SI2002 4.00% 2048[4]	5,587	5,860
Freddie Mac Pool #SD8005 3.50% 2049[4]	4,435	4,557
Freddie Mac Pool #SD8001 3.50% 2049[4]	938	965
Freddie Mac Pool #RA1173 3.50% 2049[4]	892	918
Freddie Mac Pool #ZT1709 3.50% 2049[4]	596	613
Freddie Mac Pool #ZT1951 3.50% 2049[4]	72	74
Freddie Mac Pool #ZT2086 3.50% 2049[4]	54	56
Freddie Mac Pool #ZA7047 3.50% 2049[4]	36	37
Freddie Mac Pool #2B7343 3.767% 2049[4,5]	4,968	5,115
Freddie Mac Pool #ZA6548 4.00% 2049[4]	2,348	2,442
Freddie Mac Pool #ZN4802 4.00% 2049[4]	1,166	1,215
Freddie Mac Pool #SD8003 4.00% 2049[4]	75	78
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	9	8
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	41	37
Freeport-McMoRan Inc. 3.55% 2022	1,287	1,305
Frontier Communications Corp. 11.00% 2025	3,390	1,653
Frontier Communications Corp. 8.00% 2027[3]	225	236
FS Energy and Power Fund 7.50% 2023[3]	325	334
FXI Holdings, Inc. 7.875% 2024[3]	125	120
FXI Holdings, Inc. 12.25% 2026[3]	370	386
General Mills, Inc. 3.20% 2021	455	463
Genesis Energy, LP 6.75% 2022	698	706
Genesis Energy, LP 6.50% 2025	150	146
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	100	108
Gogo Inc. 9.875% 2024[3]	2,090	2,212
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,222
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,213
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,445
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,200
Government National Mortgage Assn. 4.50% 2049[4]	75	78
Government National Mortgage Assn. 4.50% 2050[4,10]	361	377
American Funds Insurance Series — Global Bond Fund — Page 136 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	$9,195	$9,643
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	5,246	5,513
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	564	589
Groupe BPCE SA 5.70% 2023[3]	1,800	1,993
H.I.G. Capital, LLC 6.75% 2024[3]	143	133
Halliburton Co. 3.80% 2025	870	929
Hanesbrands Inc. 4.625% 2024[3]	85	90
Hanesbrands Inc. 4.875% 2026[3]	350	371
Hardwoods Acquisition Inc. 7.50% 2021[3]	228	116
HCA Inc. 5.875% 2023	250	277
HealthSouth Corp. 5.75% 2025	745	783
Hertz Global Holdings Inc. 7.625% 2022[3]	321	335
Hess Midstream Partners LP 5.125% 2028[3]	140	142
Hexion Inc. 7.875% 2027[3]	80	83
Holcim Ltd. 5.15% 2023[3]	1,290	1,386
Honduras (Republic of) 8.75% 2020	1,555	1,641
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	440
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	306
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,510
Humana Inc. 3.85% 2024	1,000	1,063
Hyundai Capital America 2.55% 2020[3]	2,580	2,581
Hyundai Capital America 3.25% 2022[3]	250	255
Hyundai Capital Services Inc. 2.625% 2020[3]	500	501
Hyundai Capital Services Inc. 3.75% 2023[3]	2,450	2,528
Icahn Enterprises Finance Corp. 6.25% 2022	575	587
Icahn Enterprises Finance Corp. 4.75% 2024[3]	225	231
Icahn Enterprises Finance Corp. 5.25% 2027[3]	225	231
iHeartCommunications, Inc. 5.25% 2027[3]	275	288
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,000	2,047
Indonesia (Republic of) 3.75% 2022	1,110	1,148
Indonesia (Republic of) 4.75% 2026	3,500	3,894
Inmarsat PLC 4.875% 2022[3]	350	355
Intelsat Jackson Holding Co. 8.50% 2024[3]	1,625	1,483
International Paper Co. 7.30% 2039	600	831
Intesa Sanpaolo SpA 5.017% 2024[3]	3,270	3,436
Iraq (Republic of) 6.752% 2023[3]	545	559
Jaguar Holding Co. 6.375% 2023[3]	375	388
Jonah Energy LLC 7.25% 2025[3]	200	60
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,035	1,095
JPMorgan Chase & Co. 2.55% 2021	6,039	6,086
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[1]	1,700	1,701
JPMorgan Chase & Co. 3.25% 2022	1,000	1,034
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,078
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,297
Korea Housing Finance Corp. 2.50% 2020[3,4]	2,250	2,263
Korea Housing Finance Corp. 2.00% 2021[3,4]	2,525	2,519
Kraft Heinz Co. 4.375% 2046	825	812
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[5,6]	650	668
Kuwait (State of) 2.75% 2022[3]	3,550	3,610
Liberty Global PLC 5.50% 2028[3]	250	254
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[5,6,9]	574	367
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	2,000	2,321
Lima Metro Line 2 Finance Ltd. 5.875% 2034	754	874
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	630	669
Lockheed Martin Corp. 2.50% 2020	205	206
American Funds Insurance Series — Global Bond Fund — Page 137 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LPL Financial Holdings Inc. 4.625% 2027[3]	$195	$199
LSB Industries, Inc. 9.625% 2023[3]	520	536
LSC Communications, Inc. 8.75% 2023[3]	380	206
Mallinckrodt PLC 4.875% 2020[3]	2,110	1,631
Mallinckrodt PLC 5.75% 2022[3]	195	80
Mattel, Inc. 6.75% 2025[3]	350	377
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[5,6]	388	390
McDermott International, Inc. 10.625% 2024[3,11]	395	35
McDonald’s Corp. 3.35% 2023	1,420	1,479
MDC Partners Inc. 6.50% 2024[3]	320	290
Medtronic, Inc. 3.50% 2025	1,558	1,670
Mexico City Airport Trust 5.50% 2047	432	447
MGM Resorts International 7.75% 2022	200	223
Microsoft Corp. 2.40% 2026	2,688	2,723
Molina Healthcare, Inc. 5.375% 2022	1,375	1,464
Molina Healthcare, Inc. 4.875% 2025[3]	482	497
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	1,534	1,734
Morocco (Kingdom of) 5.50% 2042	3,100	3,809
Murphy Oil Corp. 5.875% 2027	56	59
Navient Corp. 5.50% 2023	2,170	2,322
Navient Corp. 6.125% 2024	175	190
NGL Energy Partners LP 7.50% 2023	155	156
NGL Energy Partners LP 6.125% 2025	670	633
Niagara Mohawk Power Corp. 3.508% 2024[3]	180	189
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[3]	225	232
Noble Corp. PLC 7.95% 2025[1]	150	78
Noble Corp. PLC 8.95% 2045[1]	325	141
Noble Energy, Inc. 4.95% 2047	1,050	1,162
Nova Chemicals Corp. 5.25% 2027[3]	300	309
Oasis Petroleum Inc. 6.875% 2022	455	439
Occidental Petroleum Corp. 4.40% 2049	1,100	1,134
Odebrecht Drilling Norbe 7.63% 2026 (86.90% PIK)[3,9]	13	3
Oracle Corp. 2.65% 2026	2,327	2,380
Oracle Corp. 3.25% 2027	1,880	1,993
Owens & Minor, Inc. 3.875% 2021	800	772
Owens & Minor, Inc. 4.375% 2024	100	76
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[5,6]	356	319
Owl Rock Capital Corp. 4.625% 2024[3]	225	228
Pacific Gas and Electric Co. 2.95% 2026[11]	590	593
Pacific Gas and Electric Co. 3.30% 2027[11]	659	661
Pacific Gas and Electric Co. 4.65% 2028[3,11]	542	561
Pacific Gas and Electric Co. 6.35% 2038[11]	1,566	1,662
Pacific Gas and Electric Co. 3.95% 2047[11]	1,250	1,244
Pakistan (Islamic Republic of) 5.50% 2021[3]	3,535	3,621
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,502
Panama (Republic of) 3.75% 2026[3]	1,440	1,519
Panama (Republic of) 3.16% 2030	3,730	3,848
Panama (Republic of) 4.50% 2050	1,230	1,460
Par Pharmaceutical Cos. Inc. 7.50% 2027[3]	570	569
Paraguay (Republic of) 4.625% 2023	947	1,003
Paraguay (Republic of) 5.00% 2026	235	260
Paraguay (Republic of) 4.70% 2027[3]	350	386
Paraguay (Republic of) 5.60% 2048[3]	2,340	2,746
Peabody Energy Corp. 6.00% 2022[3]	225	220
Pernod Ricard SA 4.45% 2022[3]	730	764
American Funds Insurance Series — Global Bond Fund — Page 138 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$280	$410
Petróleos Mexicanos 6.35% 2048	927	898
PetSmart, Inc. 5.875% 2025[3]	1,165	1,190
PetSmart, Inc. 8.875% 2025[3]	1,515	1,500
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[5,6]	714	699
Pisces Parent LLC 8.00% 2026[3]	505	528
PNC Bank 2.30% 2020	865	866
PNC Bank 2.60% 2020	275	276
Poland (Republic of) 4.00% 2024	980	1,056
Poland (Republic of) 3.25% 2026	4,590	4,876
Progress Energy, Inc. 7.75% 2031	150	211
Prologis, Inc. 4.25% 2023	2,075	2,222
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	555	583
Puget Energy, Inc. 6.50% 2020	335	348
Puget Energy, Inc. 6.00% 2021	1,023	1,086
Puget Energy, Inc. 5.625% 2022	480	515
Qatar (State of) 3.875% 2023[3]	475	502
Qatar (State of) 4.50% 2028[3]	3,205	3,678
Qatar (State of) 5.103% 2048[3]	530	682
R.R. Donnelley & Sons Co. 6.50% 2023	225	231
Rabobank Nederland 4.625% 2023	2,180	2,366
Rayonier Advanced Materials Inc. 5.50% 2024[3]	550	415
Realogy Corp. 5.25% 2021[3]	175	177
Realogy Corp. 4.875% 2023[3]	605	596
Realogy Corp. 9.375% 2027[3]	275	288
Reynolds American Inc. 3.25% 2020	640	643
Reynolds American Inc. 4.00% 2022	455	474
Reynolds American Inc. 4.45% 2025	2,115	2,277
Ryerson Inc. 11.00% 2022[3]	560	592
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	761
Santander Holdings USA, Inc. 3.244% 2026[3]	3,750	3,793
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,900	1,933
Saudi Arabia (Kingdom of) 3.628% 2027[3]	1,900	2,018
Saudi Arabia (Kingdom of) 3.625% 2028[3]	3,840	4,062
Scentre Group 3.50% 2025[3]	210	218
Scentre Group 3.75% 2027[3]	110	115
Schlumberger BV 4.00% 2025[3]	935	1,007
Scientific Games Corp. 8.25% 2026[3]	420	464
Scientific Games Corp. 7.00% 2028[3]	60	64
Scientific Games Corp. 7.25% 2029[3]	80	87
Shell International Finance BV 1.75% 2021	1,740	1,739
Shell International Finance BV 3.50% 2023	3,808	4,010
Shire PLC 2.40% 2021	3,930	3,952
Shire PLC 2.875% 2023	818	833
Shire PLC 3.20% 2026	405	417
Sirius XM Radio Inc. 3.875% 2022[3]	550	563
Sirius XM Radio Inc. 4.625% 2024[3]	360	379
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,264
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,132
South Africa (Republic of) 5.50% 2020	1,900	1,913
Springleaf Finance Corp. 6.125% 2024	650	713
Sprint Corp. 7.625% 2026	300	331
Sprint Corp. 6.875% 2028	975	1,052
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,930
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	1,700	1,731
American Funds Insurance Series — Global Bond Fund — Page 139 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$1,600	$1,608
Staples, Inc. 7.50% 2026[3]	1,550	1,611
Starwood Property Trust, Inc. 5.00% 2021	350	364
State Grid Overseas Investment Ltd. 3.50% 2027[3]	5,600	5,865
Statoil ASA 3.70% 2024	1,950	2,078
Statoil ASA 4.25% 2041	1,000	1,157
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	800	894
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	2,075	2,228
Talen Energy Corp. 10.50% 2026[3]	105	100
Talen Energy Corp. 7.25% 2027[3]	210	221
Targa Resources Partners LP 5.875% 2026	175	186
Targa Resources Partners LP 5.50% 2030[3]	380	391
Team Health Holdings, Inc. 6.375% 2025[3]	1,185	794
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[5,6]	20	16
Teco Finance, Inc. 5.15% 2020	75	75
Teekay Corp. 9.25% 2022[3]	520	549
Teekay Offshore Partners LP 8.50% 2023[3]	550	546
Tenet Healthcare Corp. 4.625% 2024	396	406
Tenet Healthcare Corp. 4.875% 2026[3]	1,850	1,940
Teva Pharmaceutical Finance Co. BV 2.20% 2021	99	96
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,026	1,883
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,430	1,450
Teva Pharmaceutical Finance Co. BV 7.125% 2025[3]	210	216
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,420	2,021
TPC Group Inc. 10.50% 2024[3]	45	45
Transocean Inc. 9.00% 2023[3]	269	285
Trilogy International Partners, LLC 8.875% 2022[3]	1,375	1,296
Tronox Ltd. 6.50% 2026[3]	575	594
Turkey (Republic of) 6.25% 2022	1,880	1,968
Turkey (Republic of) 5.75% 2024	2,500	2,562
U.S. Treasury 2.50% 2020	7,900	7,928
U.S. Treasury 1.50% 2021	5,500	5,492
U.S. Treasury 2.625% 2023	6,900	7,111
U.S. Treasury 2.75% 2023	2,270	2,351
U.S. Treasury 1.50% 2024[12]	38,920	38,608
U.S. Treasury 1.875% 2024[12]	4,515	4,555
U.S. Treasury 2.75% 2025	10,140	10,683
U.S. Treasury 2.875% 2025	5,400	5,738
U.S. Treasury 2.25% 2027[12]	9,000	9,258
U.S. Treasury 2.75% 2028[12]	7,600	8,095
U.S. Treasury 2.875% 2028[12]	19,850	21,358
U.S. Treasury 1.625% 2029	12,500	12,176
U.S. Treasury 2.75% 2047[12]	1,625	1,744
U.S. Treasury 3.00% 2048[12]	8,325	9,378
U.S. Treasury 3.00% 2049[12]	3,340	3,768
U.S. Treasury Inflation-Protected Security 0.375% 2025[2,12]	5,968	6,095
U.S. Treasury Inflation-Protected Security 0.25% 2029[2,12]	13,782	13,935
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,12]	78,843	83,772
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,12]	712	741
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,343	1,362
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,12]	5,852	6,915
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,12]	29,605	32,951
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[9]	520	86
UniCredit SpA 3.75% 2022[3]	1,750	1,793
American Funds Insurance Series — Global Bond Fund — Page 140 of 184

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
UniCredit SpA 4.625% 2027[3]	$2,890	$3,062
Uniform Mortgage-Backed Security 3.00% 2035[4,10]	5,457	5,588
Unisys Corp. 10.75% 2022[3]	325	350
United Technologies Corp. 4.125% 2028	1,900	2,140
UnitedHealth Group Inc. 2.70% 2020	520	522
Univision Communications Inc. 5.125% 2023[3]	775	775
Valaris PLC 7.75% 2026	525	298
Valaris PLC 5.75% 2044	430	195
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,350	1,398
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,095	1,260
Venator Materials Corp. 5.75% 2025[3]	625	578
Veritas Holdings Ltd. 7.50% 2023[3]	600	600
Veritas Holdings Ltd. 10.50% 2024[3]	200	186
Vine Oil & Gas LP 8.75% 2023[3]	175	86
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	1,900	1,931
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	1,900	1,965
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	1,700	1,811
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	1,280	1,417
Wal-Mart Stores, Inc. 2.85% 2024	1,655	1,717
Warrior Met Coal, Inc. 8.00% 2024[3]	329	334
WEA Finance LLC 3.25% 2020[3]	530	534
WEA Finance LLC 3.75% 2024[3]	535	563
Weatherford International PLC 11.00% 2024[3]	1,222	1,324
Wesco Aircraft Holdings, Inc. 9.00% 2026[3]	355	373
Westfield Corp. Ltd. 3.15% 2022[3]	245	250
Williams Partners LP 4.125% 2020	375	380
Williams Partners LP 4.30% 2024	820	875
WM. Wrigley Jr. Co. 3.375% 2020[3]	515	520
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	868	911
Xerox Corp. 4.125% 2023	97	101
Ziggo Bond Finance BV 5.50% 2027[3]	625	665
Zimmer Holdings, Inc. 3.15% 2022	790	807
		880,866
Total bonds, notes & other debt instruments (cost: $1,932,196,000)		1,992,567
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	8	10
Total convertible bonds (cost: $8,000)		10
Convertible stocks 0.04% U.S. dollars 0.04%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[7,8]	850	847
Total convertible stocks (cost: $816,000)		847
American Funds Insurance Series — Global Bond Fund — Page 141 of 184

Common stocks 0.05% U.S. dollars 0.05%	Shares	Value (000)
Weatherford International[13]	29,932	$837
Tribune Resources, Inc.[7,13]	158,988	258
Advanz Pharma Corp.[13,14]	9,130	27
Advanz Pharma Corp.[13]	6,028	17
Corporate Risk Holdings I, Inc.[7,8,13]	25,840	3
Total common stocks (cost: $2,504,000)		1,142
Rights & warrants 0.01% U.S. dollars 0.01%
Sable Permian Resources, LLC, warrants, expire 2024[3,7,8,13]	1,785	129
Tribune Resources, Inc., Class A, warrants, expire 2023[7,8,13]	53,128	1
Tribune Resources, Inc., Class B, warrants, expire 2023[7,8,13]	41,322	—[15]
Tribune Resources, Inc., Class C, warrants, expire 2023[7,8,13]	39,060	—[15]
Associated Materials, LLC, warrants, expire 2023[7,8,13]	12,075	—[15]
Total rights & warrants (cost: $427,000)		130
Short-term securities 5.83% Money market investments 3.65%
Capital Group Central Cash Fund 1.73%[16]	777,446	77,745
Other short-term securities 2.18%	Principal amount (000)
Argentinian Treasury Bills (13.53%)–0.23% due 7/29/2020–7/31/2020	ARS76,794	944
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$24,270	18,446
Egyptian Treasury Bill 14.11% due 4/7/2020	EGP31,700	1,906
Greek Treasury Bill (0.03%) due 6/5/2020	€7,275	8,167
Nigerian Treasury Bills 12.34%–12.92% due 1/9/2020–3/5/2020	NGN3,125,000	8,516
United Kingdom Treasury Bill 0.70% due 4/14/2020	£6,410	8,473
		46,452
Total short-term securities (cost: $125,174,000)		124,197
Total investment securities 99.54% (cost: $2,061,125,000)		2,118,893
Other assets less liabilities 0.46%		9,751
Net assets 100.00%		$2,128,644
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	410	April 2020	$82,000	$88,355	$(46)
5 Year U.S. Treasury Note Futures	Long	922	April 2020	92,200	109,358	(407)
10 Year Euro-Bund Futures	Short	92	March 2020	€(9,200)	(17,594)	76
10 Year U.S. Treasury Note Futures	Long	165	March 2020	$16,500	21,189	(197)
20 Year U.S. Treasury Bond Futures	Long	37	March 2020	3,700	5,768	(129)
g
American Funds Insurance Series — Global Bond Fund — Page 142 of 184

Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Year Euro-Buxl Futures	Long	42	March 2020	€4,200	$9,346	$(260)
30 Year Ultra U.S. Treasury Bond Futures	Short	28	March 2020	$(2,800)	(5,086)	158
						$(805)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
AUD10,600	USD7,267	Goldman Sachs	1/6/2020	$173
EUR2,575	USD2,859	JPMorgan Chase	1/6/2020	31
EUR2,800	USD3,113	Standard Chartered Bank	1/6/2020	29
THB20	USD1	JPMorgan Chase	1/6/2020	—[15]
USD11,342	ILS39,170	JPMorgan Chase	1/6/2020	(4)
USD3,598	ZAR53,200	Citibank	1/6/2020	(198)
USD10,597	JPY1,149,000	UBS AG	1/7/2020	18
USD592	ZAR8,780	Morgan Stanley	1/7/2020	(35)
JPY1,496,000	USD13,823	JPMorgan Chase	1/7/2020	(48)
USD2,740	MXN54,000	Goldman Sachs	1/7/2020	(113)
USD10,625	EUR9,610	HSBC Bank	1/7/2020	(159)
USD5,087	ZAR74,900	Bank of America	1/7/2020	(256)
USD5,533	ZAR82,000	JPMorgan Chase	1/7/2020	(317)
EUR6,400	USD7,142	Citibank	1/8/2020	41
CZK165,000	EUR6,461	Goldman Sachs	1/8/2020	28
USD11,470	JPY1,244,630	UBS AG	1/8/2020	10
USD1,516	CNH10,700	HSBC Bank	1/8/2020	(21)
USD7,105	EUR6,400	Goldman Sachs	1/8/2020	(77)
CLP12,189,000	USD15,324	Morgan Stanley	1/9/2020	888
AUD5,850	USD3,994	Citibank	1/9/2020	112
EUR6,815	USD7,578	Morgan Stanley	1/9/2020	71
GBP2,800	USD3,683	Bank of America	1/9/2020	27
USD7,142	EUR6,400	Citibank	1/9/2020	(41)
USD1,225	CLP982,000	Bank of America	1/9/2020	(82)
USD2,071	CLP1,654,653	Citibank	1/9/2020	(130)
USD7,386	BRL31,080	Goldman Sachs	1/9/2020	(338)
USD4,981	CLP4,000,347	Citibank	1/9/2020	(340)
USD6,794	CLP5,552,000	HSBC Bank	1/9/2020	(591)
USD1,522	INR109,575	JPMorgan Chase	1/10/2020	(12)
EUR7,100	USD7,883	HSBC Bank	1/13/2020	88
GBP7,659	USD10,086	Bank of America	1/13/2020	63
USD829	EUR745	Standard Chartered Bank	1/13/2020	(8)
USD4,717	EUR4,249	HSBC Bank	1/13/2020	(53)
EUR9,079	USD10,137	Bank of New York Mellon	1/15/2020	56
KRW10,058,500	USD8,651	Standard Chartered Bank	1/15/2020	50
GBP15,670	EUR18,547	Goldman Sachs	1/15/2020	(59)
CLP10,219,000	USD13,139	Goldman Sachs	1/16/2020	454
GBP18,640	USD24,544	HSBC Bank	1/16/2020	159
ILS12,500	USD3,581	Bank of America	1/16/2020	42
American Funds Insurance Series — Global Bond Fund — Page 143 of 184

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
JPY1,900,496	USD17,468	Citibank	1/16/2020	$40
CHF1,000	USD1,019	Citibank	1/16/2020	15
CAD880	USD668	JPMorgan Chase	1/16/2020	10
USD818	INR58,300	Standard Chartered Bank	1/16/2020	2
USD7,771	CLP5,841,270	Goldman Sachs	1/16/2020	1
USD9,358	ILS32,500	UBS AG	1/16/2020	(61)
USD7,864	MXN150,700	Citibank	1/16/2020	(87)
EUR21,331	NOK216,090	Bank of America	1/16/2020	(664)
JPY2,842,160	USD26,002	Barclays Bank PLC	1/17/2020	181
EUR7,460	USD8,345	Bank of America	1/17/2020	32
EUR6,190	USD6,925	Citibank	1/17/2020	26
EUR3,200	USD3,582	Standard Chartered Bank	1/17/2020	11
USD20,818	EUR18,600	Morgan Stanley	1/17/2020	(68)
AUD21,200	USD14,619	Citibank	1/21/2020	266
MXN172,760	USD9,081	Standard Chartered Bank	1/21/2020	26
JPY398,400	USD3,649	UBS AG	1/21/2020	22
USD9,099	MXN172,760	UBS AG	1/21/2020	(8)
USD4,856	MYR20,120	HSBC Bank	1/21/2020	(59)
GBP5,460	USD7,302	Standard Chartered Bank	1/21/2020	(65)
EUR23,977	USD26,822	Citibank	1/23/2020	113
JPY1,354,660	USD12,395	Goldman Sachs	1/23/2020	89
USD3,582	INR254,800	HSBC Bank	1/23/2020	20
USD3,158	MXN59,979	UBS AG	1/23/2020	(2)
USD3,400	CNH23,800	JPMorgan Chase	1/23/2020	(18)
USD4,756	CNH33,330	UBS AG	1/23/2020	(30)
USD33,503	EUR29,950	Morgan Stanley	1/23/2020	(141)
USD1,658	COP5,509,000	Citibank	1/24/2020	(16)
USD7,324	AUD10,670	Citibank	1/24/2020	(169)
EUR25,135	USD28,021	Standard Chartered Bank	1/27/2020	221
USD4,205	INR299,650	Standard Chartered Bank	1/27/2020	19
USD514	BRL2,100	JPMorgan Chase	1/27/2020	(7)
USD5,822	EUR5,220	JPMorgan Chase	1/27/2020	(44)
EUR5,010	USD5,594	Standard Chartered Bank	1/30/2020	36
CNH60,800	USD8,591	Standard Chartered Bank	2/10/2020	135
CNH18,800	USD2,668	Standard Chartered Bank	2/10/2020	30
USD3,927	CNH27,700	HSBC Bank	2/10/2020	(48)
USD19,976	CNH142,790	Standard Chartered Bank	2/10/2020	(517)
USD7,131	MXN141,260	JPMorgan Chase	3/4/2020	(269)
EUR27,760	USD31,090	HSBC Bank	3/17/2020	200
USD4,553	EUR3,940	Bank of America	3/26/2020	109
EUR2,580	USD2,888	HSBC Bank	3/26/2020	22
USD393	EUR340	JPMorgan Chase	3/26/2020	10
USD2,937	BRL12,100	JPMorgan Chase	4/1/2020	(59)
USD21,630	BRL91,700	Citibank	7/1/2020	(972)
				$(2,210)
American Funds Insurance Series — Global Bond Fund — Page 144 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€64,700	$(156)	$—	$(156)
(0.356)%	6-month EURIBOR	8/9/2024	60,000	(511)	—	(511)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF2,335,000	106	—	106
6-month PLN-WIBOR	1.90%	11/12/2029	PLN30,800	(26)	—	(26)
6-month PLN-WIBOR	1.88%	11/20/2029	30,710	(11)	—	(11)
3-month USD-LIBOR	2.0105%	12/18/2049	$3,125	59	—	59
					$—	$(539)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 12/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$3,377	$2,646	$731
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,840,000, which represented 8.73% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,927,000, which represented .18% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,425,000, which represented .11% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Purchased on a TBA basis.
[11]	Scheduled interest and/or principal payment was not received.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,498,000, which represented .45% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 12/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$116	$27.00%
American Funds Insurance Series — Global Bond Fund — Page 145 of 184

Key to abbreviations and symbols
ARS = Argentine pesos	ILS = Israeli shekels
AUD/A$ = Australian dollars	INR = Indian rupees
BRL = Brazilian reais	JPY/¥ = Japanese yen
BUBOR = Budapest Interbank Offered Rate	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	NOK/NKr = Norwegian kroner
CZK = Czech korunas	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
DOP = Dominican pesos	TBA = To-be-announced
EGP = Egyptian pounds	THB = Thai baht
EUR/€ = Euros	UAH = Ukrainian hryvnia
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
HUF = Hungarian forints	WIBOR = Warsaw Interbank Offer Rate
IDR = Indonesian rupiah	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 146 of 184

High-Income Bond Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 92.80% Corporate bonds & notes 92.80% Communication services 16.19%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$505	$522
Altice NV 6.625% 2023[1]	835	851
Altice NV 7.50% 2026[1]	1,150	1,238
Altice SA 7.625% 2025[1]	3,275	3,414
AMC Networks Inc. 5.00% 2024	175	179
AMC Networks Inc. 4.75% 2025	900	905
Cablevision Systems Corp. 6.75% 2021	5,025	5,419
Cablevision Systems Corp. 5.75% 2030[1]	1,175	1,256
CBS Corp. 7.25% 2024[1]	350	369
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	2,925	2,973
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	1,050	1,074
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	363
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	233
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	871
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,817
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	550	581
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	300	315
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	1,150	1,230
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	2,790	2,851
CenturyLink, Inc. 6.75% 2023	7,100	7,940
CenturyLink, Inc. 7.50% 2024	700	791
CenturyLink, Inc. 5.125% 2026[1]	2,975	3,035
CenturyLink, Inc., Series T, 5.80% 2022	200	211
Cinemark USA, Inc. 4.875% 2023	550	560
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	2,314	2,568
CSC Holdings, LLC 5.50% 2026[1]	1,300	1,379
Cumulus Media New Holdings Inc. 6.75% 2026[1]	2,565	2,753
Diamond Sports Group LLC 5.375% 2026[1]	2,400	2,432
Diamond Sports Group LLC 6.625% 2027[1]	1,051	1,024
DISH DBS Corp. 5.125% 2020	1,000	1,007
DISH DBS Corp. 6.75% 2021	1,100	1,158
Embarq Corp. 7.995% 2036	1,275	1,351
Entercom Media Corp. 6.50% 2027[1]	375	402
Frontier Communications Corp. 8.50% 2020	825	494
Frontier Communications Corp. 9.25% 2021	1,300	637
Frontier Communications Corp. 10.50% 2022	5,080	2,491
Frontier Communications Corp. 11.00% 2025	16,070	7,834
Frontier Communications Corp. 8.50% 2026[1]	1,775	1,800
Frontier Communications Corp. 8.00% 2027[1]	3,810	3,989
Getty Images Inc. 9.75% 2027[1]	675	672
Gogo Inc. 9.875% 2024[1]	14,750	15,610
Gray Television, Inc. 7.00% 2027[1]	1,225	1,364
iHeartCommunications, Inc. 6.375% 2026	828	900
iHeartCommunications, Inc. 5.25% 2027[1]	3,993	4,185
iHeartCommunications, Inc. 8.375% 2027	1,407	1,557
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 4.875% 2022[1]	$2,325	$2,358
Inmarsat PLC 6.75% 2026[1]	3,375	3,599
Intelsat Jackson Holding Co. 5.50% 2023	2,210	1,903
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	257
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,100	5,569
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	2,900	2,943
LCPR Senior Secured Financing Designated Activity Co. 6.75% 2027[1]	1,075	1,141
Level 3 Communications, Inc. 3.875% 2029[1]	1,450	1,464
Liberty Global PLC 5.50% 2028[1]	775	787
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[2,3,4]	2,676	1,707
Live Nation Entertainment, Inc. 5.625% 2026[1]	425	454
Live Nation Entertainment, Inc. 4.75% 2027[1]	649	673
Loral Space & Communications Inc. 4.875% 2027[1]	450	459
Match Group, Inc. 5.00% 2027[1]	175	183
Match Group, Inc. 5.625% 2029[1]	1,425	1,522
MDC Partners Inc. 6.50% 2024[1]	9,510	8,630
Meredith Corp. 6.875% 2026	4,250	4,431
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,330
Netflix, Inc. 5.375% 2029[1]	1,425	1,520
Netflix, Inc. 4.875% 2030[1]	2,585	2,630
Nexstar Broadcasting, Inc. 5.625% 2024[1]	950	992
Nexstar Escrow Corp. 5.625% 2027[1]	2,090	2,206
Numericable Group SA 7.375% 2026[1]	2,400	2,581
OUTFRONT Media Cap LLC 5.00% 2027[1]	905	950
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,087
Sinclair Broadcast Group, Inc. 5.50% 2030[1]	900	922
Sirius XM Radio Inc. 3.875% 2022[1]	2,650	2,713
Sirius XM Radio Inc. 4.625% 2023[1]	900	915
Sirius XM Radio Inc. 4.625% 2024[1]	1,495	1,573
Sirius XM Radio Inc. 5.50% 2029[1]	1,100	1,191
Sprint Corp. 7.25% 2021	690	731
Sprint Corp. 11.50% 2021	2,930	3,353
Sprint Corp. 7.875% 2023	1,580	1,747
Sprint Corp. 7.125% 2024	750	811
Sprint Corp. 7.625% 2026	1,600	1,767
Sprint Corp. 6.875% 2028	5,395	5,823
Sprint Corp. 8.75% 2032	2,800	3,404
TEGNA Inc. 5.00% 2029[1]	850	866
Terrier Media Buyer (3-month USD-LIBOR + 4.00%) 6.148% 2026[2,4]	875	885
Terrier Media Buyer, Inc. 8.875% 2027[1]	875	928
T-Mobile US, Inc. 6.375% 2025	875	906
T-Mobile US, Inc. 6.50% 2026	900	967
Trilogy International Partners, LLC 8.875% 2022[1]	5,400	5,091
Twitter, Inc. 3.875% 2027[1]	1,240	1,242
Univision Communications Inc. 5.125% 2023[1]	6,200	6,200
Univision Communications Inc. 5.125% 2025[1]	3,650	3,618
Warner Music Group 5.00% 2023[1]	1,200	1,231
Warner Music Group 4.875% 2024[1]	1,000	1,038
Warner Music Group 5.50% 2026[1]	1,000	1,055
Zayo Group Holdings, Inc. 6.00% 2023	900	922
Zayo Group Holdings, Inc. 6.375% 2025	300	310
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Zayo Group Holdings, Inc. 5.75% 2027[1]	$200	$204
Ziggo Bond Finance BV 5.50% 2027[1]	3,400	3,619
		205,013
Health care 15.42%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.549% 2026[2,4]	854	859
Bausch Health Cos. Inc. 5.00% 2028[1]	2,655	2,732
Bausch Health Cos. Inc. 7.00% 2028[1]	1,510	1,664
Bausch Health Cos. Inc. 5.25% 2030[1]	2,790	2,900
Centene Corp. 4.75% 2022	4,580	4,680
Centene Corp. 6.125% 2024	1,500	1,558
Centene Corp. 4.75% 2025	1,425	1,483
Centene Corp. 5.375% 2026[1]	3,475	3,694
Centene Corp. 4.25% 2027[1]	4,625	4,767
Centene Corp. 4.625% 2029[1]	6,985	7,374
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	953
Charles River Laboratories International, Inc. 4.25% 2028[1]	2,190	2,235
Community Health Systems Inc. 5.125% 2021	550	551
Concordia International Corp. 8.00% 2024	34	32
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.447% 2024[2,4]	92	86
DaVita HealthCare Partners Inc. 5.125% 2024	1,000	1,027
DaVita HealthCare Partners Inc. 5.00% 2025	965	995
Eagle Holding Co. II, LLC 7.625% 2022[1,3]	1,250	1,273
Eagle Holding Co. II, LLC 7.75% 2022[1,3]	2,410	2,451
Encompass Health Corp. 4.50% 2028	903	937
Encompass Health Corp. 4.75% 2030	740	769
Endo International PLC 5.75% 2022[1]	3,525	2,626
Endo International PLC 6.00% 2023[1]	4,754	3,447
Endo International PLC 5.875% 2024[1]	2,450	2,384
Endo International PLC 6.00% 2025[1,5]	5,030	3,406
HCA Inc. 7.50% 2022	360	398
HCA Inc. 5.875% 2023	1,925	2,131
HCA Inc. 5.875% 2026	650	740
HCA Inc. 4.50% 2027	350	378
HCA Inc. 5.625% 2028	1,475	1,684
HCA Inc. 5.50% 2047	756	868
HCA Inc. 5.25% 2049	69	77
HealthSouth Corp. 5.75% 2024	744	754
HealthSouth Corp. 5.75% 2025	1,380	1,450
Hill-Rom Holdings, Inc. 4.375% 2027[1]	1,576	1,626
IMS Health Holdings, Inc. 5.00% 2026[1]	3,460	3,658
Jaguar Holding Co. 6.375% 2023[1]	2,425	2,509
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,781
Mallinckrodt International Finance SA 5.50% 2025[1]	1,300	465
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,610
Mallinckrodt PLC 5.75% 2022[1]	1,175	485
Molina Healthcare, Inc. 5.375% 2022	10,235	10,898
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,797
NVA Holdings Inc. 6.875% 2026[1]	1,490	1,615
Owens & Minor, Inc. 3.875% 2021	2,850	2,751
Owens & Minor, Inc. 4.375% 2024	200	153
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[2,4]	1,728	1,551
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,741
PAREXEL International Corp. 6.375% 2025[1]	2,305	2,305
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Prestige Brands International Inc. 6.375% 2024[1]	$810	$844
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[2,3,4,6,7]	5,665	5,721
Select Medical Holdings Corp. 6.25% 2026[1]	1,394	1,512
Surgery Center Holdings 10.00% 2027[1]	1,055	1,161
Team Health Holdings, Inc. 6.375% 2025[1]	5,600	3,754
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[2,4]	85	69
Tenet Healthcare Corp. 8.125% 2022	4,600	5,097
Tenet Healthcare Corp. 4.625% 2024	2,892	2,967
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	10,067
Tenet Healthcare Corp. 5.125% 2027[1]	1,225	1,295
Teva Pharmaceutical Finance Co. BV 2.20% 2021	406	394
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,891	6,406
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	8,307
Teva Pharmaceutical Finance Co. BV 7.125% 2025[1]	2,735	2,815
Teva Pharmaceutical Finance Co. BV 3.15% 2026	3,335	2,785
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,050	2,085
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	3,570	3,603
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,430	12,869
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	1,815	2,069
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,373
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	850	970
Vizient Inc. 6.25% 2027[1]	240	257
WellCare Health Plans, Inc. 5.375% 2026[1]	500	533
		195,261
Materials 12.07%
AK Steel Holding Corp. 7.625% 2021	3,325	3,360
AK Steel Holding Corp. 7.00% 2027	450	455
Ardagh Group SA 6.50% 2027[1,3]	1,185	1,227
Ardagh Packaging Finance 6.00% 2025[1]	3,310	3,480
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,504
Ball Corp. 4.375% 2020	450	460
Ball Corp. 5.00% 2022	825	874
Berry Plastics Corp. 5.50% 2022	585	593
Blue Cube Spinco Inc. 10.00% 2025	1,000	1,108
Braskem Idesa Sapi 7.45% 2029[1]	860	918
BWAY Parent Co., Inc. 5.50% 2024[1]	2,840	2,933
Carlyle Group LP 8.75% 2023[1,3]	450	460
Cascades Inc. 5.125% 2026[1]	750	772
Chemours Co. 6.625% 2023	3,940	3,963
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,375	5,505
Cleveland-Cliffs Inc. 5.75% 2025	6,831	6,758
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,969
Consolidated Energy Finance SA 6.50% 2026[1]	2,395	2,252
CVR Partners, LP 9.25% 2023[1]	700	733
Cydsa SAB de CV 6.25% 2027[1]	455	469
First Quantum Minerals Ltd. 7.00% 2021[1]	380	382
First Quantum Minerals Ltd. 7.25% 2022[1]	2,425	2,441
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,455
First Quantum Minerals Ltd. 6.50% 2024[1]	2,860	2,873
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	11,373
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	5,148
Freeport-McMoRan Inc. 3.55% 2022	4,786	4,854
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Inc. 3.875% 2023	$400	$408
FXI Holdings, Inc. 7.875% 2024[1]	5,105	4,914
Greif, Inc. 6.50% 2027[1]	725	784
H.I.G. Capital, LLC 6.75% 2024[1]	534	498
Hexion Inc. 7.875% 2027[1]	1,910	1,991
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,445
LSB Industries, Inc. 9.625% 2023[1]	5,010	5,159
Mineral Resources Ltd. 8.125% 2027[1]	2,230	2,453
Neon Holdings, Inc. 10.125% 2026[1]	3,045	3,037
Nova Chemicals Corp. 4.875% 2024[1]	750	776
Nova Chemicals Corp. 5.25% 2027[1]	3,300	3,397
Novelis Corp. 6.25% 2024[1]	860	904
Novelis Corp. 5.875% 2026[1]	950	1,013
OCI NV 5.25% 2024[1]	1,470	1,532
Owens-Illinois, Inc. 5.00% 2022[1]	560	582
Owens-Illinois, Inc. 5.875% 2023[1]	2,530	2,706
Owens-Illinois, Inc. 6.375% 2025[1]	705	772
Plastipak Holdings, Inc. 6.25% 2025[1]	200	173
Platform Specialty Products Corp. 5.875% 2025[1]	1,030	1,080
Rayonier Advanced Materials Inc. 5.50% 2024[1]	2,135	1,613
Reynolds Group Inc. 5.75% 2020	315	316
Ryerson Inc. 11.00% 2022[1]	5,191	5,489
S.P.C.M. SA 4.875% 2025[1]	1,675	1,746
Scotts Miracle-Gro Co. 4.50% 2029[1]	1,180	1,209
Sealed Air Corp. 4.875% 2022[1]	1,000	1,062
Sealed Air Corp. 5.25% 2023[1]	405	432
Sealed Air Corp. 4.00% 2027[1]	988	1,003
Silgan Holdings Inc. 4.125% 2028[1]	1,177	1,180
Standard Industries Inc. 6.00% 2025[1]	550	580
Starfruit US Holdco LLC 8.00% 2026[1]	1,410	1,498
Summit Materials, Inc. 6.125% 2023	1,720	1,750
Summit Materials, Inc. 6.50% 2027[1]	545	587
TPC Group Inc. 10.50% 2024[1]	2,913	2,941
Trivium Packaging BV 5.50% 2026[1]	1,504	1,588
Trivium Packaging BV 8.50% 2027[1]	509	567
Tronox Ltd. 5.75% 2025[1]	700	715
Tronox Ltd. 6.50% 2026[1]	3,300	3,408
United States Steel Corp. 6.875% 2025	650	608
Univar Solutions USA Inc. 5.125% 2027[1]	900	941
Venator Materials Corp. 5.75% 2025[1]	6,535	6,045
Warrior Met Coal, Inc. 8.00% 2024[1]	1,260	1,280
Zekelman Industries Inc. 9.875% 2023[1]	328	345
		152,846
Energy 10.52%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[1]	1,934	1,344
Antero Resources Corp. 5.375% 2024	1,050	976
Ascent Resources - Utica LLC 10.00% 2022[1]	685	683
Ascent Resources - Utica LLC 7.00% 2026[1]	1,550	1,241
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[2,4]	1,329	1,259
Berry Petroleum Corp. 7.00% 2026[1]	250	232
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,300	1,276
California Resources Corp. 8.00% 2022[1]	865	374
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.555% 2022[2,4]	950	849
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Carrizo Oil & Gas Inc. 6.25% 2023	$1,865	$1,897
Centennial Resource Production, LLC 6.875% 2027[1]	705	735
Cheniere Energy Partners, LP 4.50% 2029[1]	3,134	3,226
Cheniere Energy, Inc. 7.00% 2024	1,575	1,818
Cheniere Energy, Inc. 5.875% 2025	750	845
Cheniere Energy, Inc. 3.70% 2029[1]	334	341
Chesapeake Energy Corp. 4.875% 2022	4,300	3,409
Chesapeake Energy Corp. 11.50% 2025[1]	2,824	2,676
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[2,4]	1,245	1,286
Citgo Holding, Inc. 9.25% 2024[1]	909	977
Comstock Resources, Inc. 9.75% 2026	3,400	3,094
CONSOL Energy Inc. 5.875% 2022	7,366	7,390
Constellation Oil Services Holding SA 10.00% 2024[1,3,6,7]	7,096	3,371
Convey Park Energy LLC 7.50% 2025[1]	950	820
DCP Midstream Operating LP 4.95% 2022	1,405	1,462
Denbury Resources Inc. 9.00% 2021[1]	1,656	1,606
Denbury Resources Inc. 7.75% 2024[1]	100	89
Diamond Offshore Drilling, Inc. 7.875% 2025	1,175	1,025
Diamond Offshore Drilling, Inc. 4.875% 2043	2,760	1,514
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	63
Extraction Oil & Gas, Inc. 5.625% 2026[1]	1,890	1,139
Genesis Energy, LP 6.75% 2022	3,135	3,172
Genesis Energy, LP 6.50% 2025	2,490	2,415
Hess Midstream Partners LP 5.125% 2028[1]	1,805	1,830
Indigo Natural Resources LLC 6.875% 2026[1]	370	349
Jonah Energy LLC 7.25% 2025[1]	2,200	655
Laredo Petroleum, Inc. 5.625% 2022	650	632
Matador Resources Co. 5.875% 2026	585	588
McDermott International, Inc. 10.625% 2024[1,8]	4,010	352
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.945% 2025[2,4,8]	892	525
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 10.00%) 12.002% 2021[2,4]	210	215
Murphy Oil Corp. 6.875% 2024	1,000	1,057
Murphy Oil Corp. 5.875% 2027	1,189	1,250
Nabors Industries Inc. 5.75% 2025	700	632
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	825	827
NGL Energy Partners LP 7.50% 2023	850	855
NGL Energy Partners LP 6.125% 2025	3,815	3,607
Noble Corp. PLC 8.95% 2045[5]	2,075	903
NuStar Logistics, LP 6.00% 2026	1,040	1,102
Oasis Petroleum Inc. 6.875% 2022	2,500	2,412
Oasis Petroleum Inc. 6.25% 2026[1]	910	758
PDC Energy Inc. 5.75% 2026	1,100	1,100
Peabody Energy Corp. 6.00% 2022[1]	2,350	2,297
Peabody Energy Corp. 6.375% 2025[1]	100	92
Petrobras Global Finance Co. 5.299% 2025	511	558
Petrobras Global Finance Co. 6.90% 2049	625	734
Petróleos Mexicanos 6.49% 2027[1]	200	213
Petróleos Mexicanos 5.35% 2028	749	747
Petróleos Mexicanos 7.69% 2050[1]	418	458
QEP Resources, Inc. 5.25% 2023	735	729
QEP Resources, Inc. 5.625% 2026	1,080	1,056
Range Resources Corp. 4.875% 2025	715	613
Sanchez Energy Corp. 7.25% 2023[1,8]	825	539
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[2,4,6,7]	95	95
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Seven Generations Energy Ltd. 5.375% 2025[1]	$750	$756
SM Energy Co. 6.125% 2022	245	248
SM Energy Co. 5.00% 2024	250	239
SM Energy Co. 5.625% 2025	1,555	1,480
SM Energy Co. 6.625% 2027	850	837
Southwestern Energy Co. 6.20% 2025[5]	750	690
Southwestern Energy Co. 7.50% 2026	1,645	1,526
Southwestern Energy Co. 7.75% 2027	475	441
Sunoco LP 4.875% 2023	3,040	3,117
Sunoco LP 5.50% 2026	825	858
Sunoco LP 6.00% 2027	500	535
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,007
Tapstone Energy Inc. 9.75% 2022[1,8]	555	7
Targa Resources Partners LP 6.75% 2024	375	390
Targa Resources Partners LP 5.875% 2026	850	905
Targa Resources Partners LP 6.50% 2027[1]	1,105	1,212
Targa Resources Partners LP 6.875% 2029[1]	1,230	1,368
Targa Resources Partners LP 5.50% 2030[1]	2,795	2,875
Teekay Corp. 9.25% 2022[1]	4,070	4,295
Teekay Offshore Partners LP 8.50% 2023[1]	3,250	3,224
Transocean Guardian Ltd. 5.875% 2024[1]	983	1,008
Transocean Inc. 8.375% 2021[5]	1,900	1,953
Transocean Inc. 9.00% 2023[1]	1,041	1,102
Transocean Inc. 6.125% 2025[1]	3,195	3,283
Transocean Poseidon Ltd. 6.875% 2027[1]	655	696
Transocean Sentry Ltd. 5.375% 2023[1]	1,500	1,530
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[3]	3,541	584
USA Compression Partners, LP 6.875% 2026	825	868
USA Compression Partners, LP 6.875% 2027	1,700	1,774
Valaris PLC 7.75% 2026	2,225	1,263
Valaris PLC 5.75% 2044	2,920	1,324
Vine Oil & Gas LP 8.75% 2023[1]	2,450	1,208
Vine Oil & Gas LP 9.75% 2023[1]	1,000	505
Viper Energy Partners LP 5.375% 2027[1]	1,000	1,042
Weatherford International PLC 11.00% 2024[1]	6,660	7,218
Whiting Petroleum Corp. 5.75% 2021	335	318
Whiting Petroleum Corp. 6.625% 2026	1,050	718
WPX Energy Inc. 5.75% 2026	450	481
		133,269
Consumer discretionary 9.69%
Allied Universal Holdco LLC 6.625% 2026[1]	1,625	1,749
Allied Universal Holdco LLC 9.75% 2027[1]	3,120	3,340
Boyd Gaming Corp. 4.75% 2027[1]	2,485	2,586
Burger King Corp. 4.375% 2028[1]	875	879
Cedar Fair, LP 5.25% 2029[1]	410	443
Churchill Downs Inc. 4.75% 2028[1]	1,850	1,918
Cirsa Gaming Corp. SA 7.875% 2023[1]	3,891	4,131
Extended Stay America Inc. 4.625% 2027[1]	1,249	1,267
Fertitta Entertainment, Inc. 6.75% 2024[1]	335	348
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,325	1,420
Golden Entertainment, Inc. 7.625% 2026[1]	600	648
Hanesbrands Inc. 4.625% 2024[1]	2,905	3,070
Hanesbrands Inc. 4.875% 2026[1]	1,790	1,899
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Worldwide Holdings Inc. 4.875% 2030	$770	$818
Levi Strauss & Co. 5.00% 2025	555	573
Limited Brands, Inc. 6.625% 2021	750	788
Mattel, Inc. 6.75% 2025[1]	1,325	1,427
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.799% 2022[2,4]	1,271	1,222
Melco International Development Ltd. 5.375% 2029[1]	1,275	1,311
Merlin Entertainment 5.75% 2026[1]	1,200	1,317
MGM Growth Properties LLC 5.625% 2024	200	218
MGM Resorts International 7.75% 2022	1,500	1,675
MGM Resorts International 6.00% 2023	820	902
MGM Resorts International 5.50% 2027	1,255	1,395
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	3,656	1,170
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	2,922	964
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,3]	4,809	2,501
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.27% 2023 (12.09% PIK)[2,3,4]	2,475	2,038
NMG Finco PLC 5.75% 2022[1]	1,780	1,761
Panther BF Aggregator 2, LP 6.25% 2026[1]	985	1,063
Panther BF Aggregator 2, LP 8.50% 2027[1]	1,500	1,597
Party City Holdings Inc. 6.625% 2026[1]	500	354
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.74% 2022[2,4]	2,475	2,454
PetSmart, Inc. 7.125% 2023[1]	10,565	10,380
PetSmart, Inc. 5.875% 2025[1]	8,093	8,265
PetSmart, Inc. 8.875% 2025[1]	9,205	9,113
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[2,4]	3,025	2,961
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,770	1,805
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,355	4,569
Scientific Games Corp. 6.625% 2021	175	178
Scientific Games Corp. 5.00% 2025[1]	1,465	1,538
Scientific Games Corp. 8.25% 2026[1]	5,130	5,665
Scientific Games Corp. 7.00% 2028[1]	2,100	2,251
Scientific Games Corp. 7.25% 2029[1]	1,465	1,596
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	1,300	1,351
Six Flags Entertainment Corp. 4.875% 2024[1]	3,450	3,582
Sotheby’s 4.875% 2025[1]	1,650	1,663
Staples, Inc. 7.50% 2026[1]	8,100	8,419
Staples, Inc. 10.75% 2027[1]	1,750	1,780
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 6.191% 2024[2,4]	1,241	1,225
Stars Group Holdings BV 7.00% 2026[1]	275	299
William Carter Co. 5.625% 2027[1]	445	479
Wyndham Worldwide Corp. 5.375% 2026[1]	1,000	1,057
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,964
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	975	1,037
Wynn Resorts Ltd. 5.125% 2029[1]	1,207	1,298
		122,721
Industrials 8.71%
ACCO Brands Corp. 5.25% 2024[1]	445	465
ADT Corp. 3.50% 2022	4,025	4,108
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,550	1,617
Allison Transmission Holdings, Inc. 5.00% 2024[1]	4,190	4,300
ARAMARK Corp. 5.125% 2024	3,020	3,105
Ashtead Group PLC 4.00% 2028[1]	200	202
Ashtead Group PLC 4.25% 2029[1]	740	758
American Funds Insurance Series — High-Income Bond Fund — Page 154 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC 9.00% 2024[1]	$5,773	$5,080
Avis Budget Group, Inc. 5.50% 2023	1,274	1,300
Avis Budget Group, Inc. 5.25% 2025[1]	525	542
Avolon Holdings Funding Ltd. 5.25% 2024[1]	1,000	1,094
Beacon Roofing Supply, Inc. 4.875% 2025[1]	1,300	1,309
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,709
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,625	1,706
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	1,081
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	659
Builders FirstSource, Inc. 5.625% 2024[1]	5,958	6,209
Clean Harbors, Inc. 4.875% 2027[1]	1,160	1,223
Clean Harbors, Inc. 5.125% 2029[1]	915	984
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[9]	—[9]
Covanta Holding Corp. 5.875% 2024	1,200	1,238
Covanta Holding Corp. 5.875% 2025	1,300	1,375
Dun & Bradstreet Corp. 6.875% 2026[1]	3,490	3,859
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	6,108
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[2,4]	1,370	1,382
Euramax International, Inc. 12.00% 2020[1]	1,850	1,837
F-Brasile SpA 7.375% 2026[1]	1,871	1,983
FXI Holdings, Inc. 12.25% 2026[1]	5,155	5,377
GW B-CR Security Corp. 9.50% 2027[1]	892	954
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,160	592
Harsco Corp. 5.75% 2027[1]	985	1,053
Hertz Global Holdings Inc. 7.625% 2022[1]	1,756	1,831
Icahn Enterprises Finance Corp. 4.75% 2024[1]	885	910
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,565	1,605
Korn Ferry 4.625% 2027[1]	875	882
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,305	1,400
LABL Escrow Issuer, LLC 10.50% 2027[1]	1,045	1,071
LSC Communications, Inc. 8.75% 2023[1]	9,510	5,163
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.124% 2022[2,4]	334	218
Moog Inc. 4.25% 2027[1]	2,383	2,431
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	900	929
Pisces Parent LLC 8.00% 2026[1]	3,915	4,091
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.486% 2025[2,4]	937	937
Prime Security Services Borrower, LLC 9.25% 2023[1]	1,000	1,051
PrimeSource Building Products Inc. 9.00% 2023[1]	650	647
R.R. Donnelley & Sons Co. 7.875% 2021	742	770
R.R. Donnelley & Sons Co. 6.50% 2023	1,375	1,410
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.799% 2024[2,4]	1,337	1,349
Rexnord Corp. 4.875% 2025[1]	2,610	2,701
Sensata Technologies Holding BV 4.875% 2023[1]	125	133
Stericycle, Inc. 5.375% 2024[1]	2,000	2,104
Swissport Financing SARL 5.25% 2024	€777	929
TransDigm Inc. 6.25% 2026[1]	$1,250	1,356
TransDigm Inc. 5.50% 2027[1]	1,025	1,038
Uber Technologies, Inc. 7.50% 2023[1]	600	628
Uber Technologies, Inc. 8.00% 2026[1]	1,125	1,175
United Continental Holdings, Inc. 6.00% 2020	400	414
United Rentals, Inc. 4.625% 2025	1,360	1,401
United Rentals, Inc. 5.25% 2030	1,050	1,132
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,600	1,656
American Funds Insurance Series — High-Income Bond Fund — Page 155 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	$1,470	$1,525
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	3,965	4,161
		110,257
Information technology 6.29%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,908
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[2,4]	5,370	5,263
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[2,4]	1,825	1,873
Banff Merger Sub Inc. 9.75% 2026[1]	1,150	1,167
Camelot Finance SA 4.50% 2026[1]	945	973
CDW Corp. 5.00% 2025	1,150	1,204
CommScope Finance LLC 6.00% 2026[1]	1,000	1,066
CommScope Technologies LLC 5.50% 2024[1]	200	203
CommScope Technologies LLC 6.00% 2025[1]	1,000	1,004
CommScope Technologies LLC 5.00% 2027[1]	950	895
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.062% 2022[2,4]	3,660	3,871
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[2,4]	793	772
Diebold, Inc. 8.50% 2024	1,925	1,863
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.50% 2022[2,4,6]	772	749
Ellucian, Inc. 9.00% 2023[1]	450	464
Fair Isaac Corp. 4.00% 2028[1]	875	884
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	2,161	2,362
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	910	1,027
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.952% 2025[2,4]	743	750
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,984
GoDaddy Operating Co. 5.25% 2027[1]	2,435	2,567
Infor (US), Inc. 6.50% 2022	5,400	5,491
Informatica Corp. 7.125% 2023[1]	1,425	1,450
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.299% 2025[2,4]	700	703
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[2,4]	8,645	8,883
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[2,4]	1,359	1,366
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.305% 2025[2,4]	766	772
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.049% 2025[2,4]	1,150	1,094
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.799% 2023[2,4,6]	1,229	1,115
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,169
Tempo Acquisition LLC 6.75% 2025[1]	1,625	1,682
Unisys Corp. 10.75% 2022[1]	6,600	7,113
VeriSign, Inc. 4.625% 2023	650	662
VeriSign, Inc. 5.25% 2025	200	221
VeriSign, Inc. 4.75% 2027	830	877
Veritas Holdings Ltd. 7.50% 2023[1]	3,530	3,531
Veritas Holdings Ltd. 10.50% 2024[1]	525	487
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2023[2,4]	1,391	1,345
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.049% 2026[2,4]	1,500	1,491
ViaSat, Inc. 5.625% 2027[1]	835	895
Xerox Corp. 4.125% 2023	377	392
		79,588
Financials 5.68%
AG Merger Sub II, Inc. 10.75% 2027[1]	4,734	4,747
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	2,425	2,602
Ally Financial Inc. 8.00% 2020	1,540	1,554
Ally Financial Inc. 8.00% 2031	2,480	3,447
American Funds Insurance Series — High-Income Bond Fund — Page 156 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ally Financial Inc. 8.00% 2031	$105	$144
AmWINS Group, Inc. 7.75% 2026[1]	885	981
AssuredPartners, Inc. 7.00% 2025[1]	440	449
AssuredPartners, Inc. 8.00% 2027[1]	3,075	3,207
CIT Group Inc. 4.125% 2021	950	970
Compass Diversified Holdings 8.00% 2026[1]	5,260	5,709
Credit Acceptance Corp. 5.125% 2024[1]	1,035	1,077
Fairstone Financial Inc. 7.875% 2024[1]	3,158	3,404
FS Energy and Power Fund 7.50% 2023[1]	7,115	7,308
General Motors Acceptance Corp. 7.50% 2020	1,920	1,993
goeasy Ltd. 5.375% 2024[1]	1,725	1,760
HUB International Ltd. 7.00% 2026[1]	3,605	3,821
Icahn Enterprises Finance Corp. 6.25% 2022	2,800	2,858
Icahn Enterprises Finance Corp. 5.25% 2027[1]	1,280	1,312
LPL Financial Holdings Inc. 4.625% 2027[1]	2,600	2,658
MSCI Inc. 5.375% 2027[1]	1,000	1,080
MSCI Inc. 4.00% 2029[1]	2,890	2,935
Navient Corp. 6.50% 2022	4,240	4,606
Navient Corp. 5.50% 2023	4,235	4,531
Navient Corp. 6.125% 2024	500	544
Owl Rock Capital Corp. 4.625% 2024[1]	900	911
Springleaf Finance Corp. 8.25% 2020	450	473
Springleaf Finance Corp. 6.125% 2024	2,450	2,689
Springleaf Finance Corp. 6.625% 2028	775	876
Springleaf Finance Corp. 5.375% 2029	1,480	1,548
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,778
		71,972
Utilities 2.96%
AES Corp. 4.00% 2021	1,000	1,016
AES Corp. 4.875% 2023	1,010	1,027
AES Corp. 5.50% 2025	1,857	1,922
AES Corp. 6.00% 2026	2,165	2,310
AmeriGas Partners, LP 5.50% 2025	700	758
AmeriGas Partners, LP 5.75% 2027	450	495
Calpine Corp. 6.00% 2022[1]	425	426
Calpine Corp. 5.375% 2023	2,450	2,484
Calpine Corp. 5.875% 2024[1]	2,420	2,475
Calpine Corp. 5.75% 2025	300	309
Calpine Corp. 5.25% 2026[1]	405	423
Calpine Corp. 5.125% 2028[1]	1,205	1,233
Clearway Energy Operating LLC 5.00% 2026	440	456
Clearway Energy Operating LLC 4.75% 2028[1]	875	888
DPL Inc. 4.35% 2029[1]	575	555
Edison International 4.125% 2028	575	590
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	1,650	1,867
Enel Società per Azioni 8.75% 2073[1,5]	1,750	2,059
NGL Energy Partners LP 7.50% 2026[1]	2,525	2,449
NRG Energy, Inc. 7.25% 2026	500	547
Pacific Gas and Electric Co. 2.45% 2022[8]	675	676
Pacific Gas and Electric Co. 3.25% 2023[8]	450	449
Pacific Gas and Electric Co. 6.05% 2034[8]	1,575	1,653
Talen Energy Corp. 6.50% 2025	575	492
American Funds Insurance Series — High-Income Bond Fund — Page 157 of 184

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp. 10.50% 2026[1]	$5,425	$5,173
Talen Energy Corp. 7.25% 2027[1]	4,450	4,690
		37,422
Real estate 2.64%
Brookfield Property REIT Inc. 5.75% 2026[1]	4,860	5,137
Communications Sales & Leasing, Inc. 6.00% 2023[1]	450	433
Communications Sales & Leasing, Inc. 7.125% 2024[1]	400	340
Equinix, Inc. 5.875% 2026	575	611
Five Point Holdings LLC 7.875% 2025[1]	775	783
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,343
Iron Mountain Inc. 5.75% 2024	3,875	3,928
Iron Mountain Inc. 4.875% 2027[1]	1,350	1,397
Iron Mountain Inc. 5.25% 2028[1]	1,840	1,917
Medical Properties Trust, Inc. 5.00% 2027	2,020	2,146
Realogy Corp. 5.25% 2021[1]	1,865	1,888
Realogy Corp. 4.875% 2023[1]	3,985	3,925
Realogy Corp. 9.375% 2027[1]	2,765	2,892
SBA Communications Corp. 4.00% 2022	1,010	1,032
SBA Communications Corp. 4.875% 2022	700	710
		33,482
Consumer staples 2.63%
Albertsons Cos. LLC 4.625% 2027[1]	1,800	1,801
B&G Foods, Inc. 5.25% 2025	4,333	4,465
B&G Foods, Inc. 5.25% 2027	1,485	1,502
Cott Beverages Inc. 5.50% 2025[1]	1,980	2,073
Darling Ingredients Inc. 5.25% 2027[1]	380	405
Energizer Holdings, Inc. 6.375% 2026[1]	2,375	2,534
Energizer Holdings, Inc. 7.75% 2027[1]	930	1,041
Energizer SpinCo, Inc. 5.50% 2025[1]	625	650
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	2,081
Lamb Weston Holdings, Inc. 4.625% 2024[1]	850	904
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 6.195% 2026[2,4]	3,080	3,113
Performance Food Group, Inc. 5.50% 2027[1]	1,595	1,709
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,664
Post Holdings, Inc. 5.00% 2026[1]	2,865	3,031
Post Holdings, Inc. 5.625% 2028[1]	1,955	2,110
Post Holdings, Inc. 5.50% 2029[1]	1,085	1,159
Prestige Brands International Inc. 5.125% 2028[1]	321	337
Spectrum Brands Inc. 5.75% 2025	800	837
TreeHouse Foods, Inc. 6.00% 2024[1]	1,800	1,869
		33,285
Total corporate bonds & notes		1,175,116
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
Total bonds, notes & other debt instruments (cost: $1,171,836,000)		1,175,121
American Funds Insurance Series — High-Income Bond Fund — Page 158 of 184

Convertible bonds 0.37% Communication services 0.22%	Principal amount (000)	Value (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$1,010	$974
Gogo Inc., convertible notes, 6.00% 2022	797	1,001
Liberty Media Corp. 2.75% 2049[1]	560	589
Twitter, Inc. 1.00% 2021	227	221
		2,785
Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,310
Materials 0.05%
Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	500	599
Total convertible bonds (cost: $4,531,000)		4,694
Convertible stocks 0.63% Industrials 0.43%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[6,7]	4,850	4,834
Stanley Black & Decker, Inc., convertible preferred, 5.25% 2022	6,000	654
		5,488
Utilities 0.16%
Dominion Energy, Inc., Series A units, convertible preferred, 7.25% 2022	8,600	920
Southern Co., units, convertible preferred, 6.75% 2022	11,000	593
DTE Energy Co., units, convertible preferred, 6.25% 2022	10,263	526
		2,039
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	450	530
Total convertible stocks (cost: $7,673,000)		8,057
Preferred securities 0.17% Consumer discretionary 0.17%
Neiman Marcus Group, Inc., preferred shares[1,10]	2,470,906	2,187
Total preferred securities (cost: $1,656,000)		2,187
Common stocks 1.11% Energy 0.55%
Weatherford International[10]	156,872	4,385
Tribune Resources, Inc.[6,10]	1,006,339	1,635
Ascent Resources - Utica, LLC, Class A6,7,10,11	6,297,894	882
McDermott International, Inc.[10]	3,370	2
		6,904
Health care 0.34%
Rotech Healthcare Inc.[6,7,10,11]	201,793	4,036
Advanz Pharma Corp.[10,11]	80,350	234
Advanz Pharma Corp.[10]	29,584	86
		4,356
American Funds Insurance Series — High-Income Bond Fund — Page 159 of 184

Common stocks (continued) Materials 0.07%	Shares	Value (000)
Hexion Holdings Corp., Class B10	74,701	$900
Utilities 0.07%
Aqua America, Inc.	13,000	811
Information technology 0.05%
Diebold Nixdorf, Inc.[10]	32,000	338
MoneyGram International, Inc.[10]	145,000	304
Corporate Risk Holdings I, Inc.[6,7,10]	218,504	26
		668
Communication services 0.03%
iHeartMedia, Inc., Class A10	22,639	382
Frontier Communications Corp.[10]	13,333	12
Adelphia Recovery Trust, Series Arahova[6,7,10]	388,601	2
Adelphia Recovery Trust, Series ACC-1[6,7,10]	449,306	—[9]
		396
Total common stocks (cost: $19,328,000)		14,035
Rights & warrants 0.06% Energy 0.06%
Sable Permian Resources, LLC, warrants, expire 2024[1,6,7,10]	9,715	700
Tribune Resources, Inc., Class A, warrants, expire 2023[6,7,10]	336,564	5
Tribune Resources, Inc., Class B, warrants, expire 2023[6,7,10]	261,772	2
Tribune Resources, Inc., Class C, warrants, expire 2023[6,7,10]	247,225	1
Ultra Petroleum Corp., warrants, expire 2025[10]	80,710	3
		711
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[6,7,10]	68,899	—[9]
Total rights & warrants (cost: $2,287,000)		711
Short-term securities 3.09% Money market investments 3.09%
Capital Group Central Cash Fund 1.73%[12]	391,124	39,112
Total short-term securities (cost: $38,979,000)		39,112
Total investment securities 98.23% (cost: $1,246,290,000)		1,243,917
Other assets less liabilities 1.77%		22,376
Net assets 100.00%		$1,266,293
American Funds Insurance Series — High-Income Bond Fund — Page 160 of 184

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 12/31/2019[14] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	295	April 2020	$59,000	$63,572	$(33)
10 Year Ultra U.S. Treasury Note Futures	Short	113	March 2020	(11,300)	(15,899)	192
						$159
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$41,200	$(1,068)	$(970)	$(98)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	53,680	(5,171)	(3,691)	(1,480)
					$(4,661)	$(1,578)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $792,983,000, which represented 62.62% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $64,996,000, which represented 5.13% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $23,174,000, which represented 1.83% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Amount less than one thousand.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Rate represents the seven-day yield at 12/31/2019.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$4,036.32%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	882.07
Advanz Pharma Corp.	8/31/2018	1,017	234.02
Total private placement securities		$5,650	$5,152.41%
Key to abbreviations and symbols
Auth. = Authority
€ = Euros
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 161 of 184

Mortgage Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 81.04% Mortgage-backed obligations 63.38% Federal agency mortgage-backed obligations 59.31%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$37	$38
Fannie Mae Pool #AJ7716 3.00% 2026[1]	832	856
Fannie Mae Pool #AJ8325 3.00% 2026[1]	171	176
Fannie Mae Pool #AL5603 3.00% 2027[1]	873	896
Fannie Mae Pool #MA3159 3.00% 2027[1]	48	49
Fannie Mae Pool #MA3315 3.00% 2028[1]	18	18
Fannie Mae Pool #AL3803 3.00% 2028[1]	13	13
Fannie Mae Pool #BM4299 3.00% 2030[1]	965	989
Fannie Mae Pool #BJ9590 3.00% 2034[1]	1,855	1,901
Fannie Mae Pool #MA2856 4.00% 2036[1]	404	429
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	1,690	1,730
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,160	3,247
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,992	3,077
Fannie Mae Pool #FM0020 3.50% 2049[1]	1,296	1,336
Fannie Mae Pool #FM1028 3.50% 2049[1]	125	129
Fannie Mae Pool #BN8901 3.50% 2049[1]	70	72
Fannie Mae Pool #BJ8402 3.549% 2049[1,2]	297	306
Freddie Mac 5.00% 2034[1]	1,037	1,144
Freddie Mac 4.00% 2036[1]	4,219	4,497
Freddie Mac Pool #ZK3775 3.00% 2026[1]	790	811
Freddie Mac Pool #ZS6520 3.00% 2027[1]	188	194
Freddie Mac Pool #ZS6765 3.00% 2028[1]	172	177
Freddie Mac Pool #ZS8574 3.00% 2030[1]	191	196
Freddie Mac Pool #SB8002 3.00% 2034[1]	1,750	1,794
Freddie Mac Pool #QN0549 3.00% 2034[1]	48	49
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,278	1,313
Freddie Mac Pool #760012 3.01% 2045[1,2]	133	134
Freddie Mac Pool #760013 3.009% 2045[1,2]	104	105
Freddie Mac Pool #760014 3.486% 2045[1,2]	1,595	1,627
Freddie Mac Pool #760015 3.238% 2047[1,2]	228	229
Freddie Mac Pool #ZT1319 3.50% 2048[1]	180	185
Freddie Mac Pool #SD8005 3.50% 2049[1]	4,462	4,585
Freddie Mac Pool #SD8001 3.50% 2049[1]	3,325	3,417
Freddie Mac Pool #ZT1863 3.50% 2049[1]	779	801
Freddie Mac Pool #RA1824 3.50% 2049[1]	776	799
Freddie Mac Pool #ZT1951 3.50% 2049[1]	394	405
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	194	194
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,908
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,490	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,437	1,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	1,228	1,252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	10,713	11,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	9,853	10,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	6,803	7,063
American Funds Insurance Series — Mortgage Fund — Page 162 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	$3,737	$3,808
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,847	7,090
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,873	1,934
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,962	10,100
Government National Mortgage Assn. 3.75% 2034[1]	1,137	1,181
Government National Mortgage Assn. 3.75% 2038[1]	761	793
Government National Mortgage Assn. 3.75% 2039[1]	787	820
Government National Mortgage Assn. 4.00% 2039[1]	322	324
Government National Mortgage Assn. 6.00% 2039[1]	177	200
Government National Mortgage Assn. 4.00% 2040[1]	371	373
Government National Mortgage Assn. 5.50% 2040[1]	1,469	1,640
Government National Mortgage Assn. 4.50% 2041[1]	30	31
Government National Mortgage Assn. 5.00% 2041[1]	869	948
Government National Mortgage Assn. 5.00% 2041[1]	650	690
Government National Mortgage Assn. 6.50% 2041[1]	149	159
Government National Mortgage Assn. 3.50% 2042[1]	215	221
Government National Mortgage Assn. 3.50% 2042[1]	216	217
Government National Mortgage Assn. 3.50% 2043[1]	1,887	1,973
Government National Mortgage Assn. 3.50% 2043[1]	1,535	1,605
Government National Mortgage Assn. 3.50% 2043[1]	1,214	1,275
Government National Mortgage Assn. 3.50% 2043[1]	880	919
Government National Mortgage Assn. 3.50% 2043[1]	707	733
Government National Mortgage Assn. 3.50% 2043[1]	207	214
Government National Mortgage Assn. 3.75% 2044[1]	610	637
Government National Mortgage Assn. 4.25% 2044[1]	1,574	1,682
Government National Mortgage Assn. 4.00% 2046[1]	705	727
Government National Mortgage Assn. 4.50% 2049[1]	16,600	17,345
Government National Mortgage Assn. 4.00% 2050[1,4]	4,760	4,927
Government National Mortgage Assn. 4.50% 2050[1,4]	2,639	2,759
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	361	365
Government National Mortgage Assn. Pool #MA1411 3.50% 2043[1]	244	244
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	1,030	1,068
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	162	168
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,727	1,804
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,172	1,229
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	1,002	1,053
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	616	649
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	559	587
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	—[5]	—[5]
Government National Mortgage Assn. Pool #AO0409 4.531% 2065[1]	333	349
Government National Mortgage Assn. Pool #AO0461 4.542% 2065[1]	182	190
Government National Mortgage Assn. Pool #AN1825 4.558% 2065[1]	575	602
Government National Mortgage Assn. Pool #AO0385 4.514% 2066[1]	972	1,035
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	6	7
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	15,493	15,864
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17	17
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	3,000	3,159
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,774	3,806
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	292	298
		174,671
American Funds Insurance Series — Mortgage Fund — Page 163 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 4.07%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,6]	$662	$671
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,6]	328	329
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,6,7]	1,271	1,270
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,6]	1,121	1,122
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,2,6]	817	823
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,6]	830	848
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,6]	791	808
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[1,2,6]	750	750
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,6]	268	268
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,6]	329	332
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[1,2,6]	692	694
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,6]	729	730
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,6]	154	154
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,6]	1,246	1,235
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[1,2,6]	1,140	1,143
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.392% 2057[1,2,6]	46	46
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,6]	753	756
		11,979
Total mortgage-backed obligations		186,650
U.S. Treasury bonds & notes 9.65% U.S. Treasury 4.86%
U.S. Treasury 2.00% 2022	2,400	2,425
U.S. Treasury 2.125% 2022	1,000	1,015
U.S. Treasury 1.75% 2023	3,500	3,513
U.S. Treasury 2.75% 2023	224	232
U.S. Treasury 2.875% 2023	4,350	4,547
U.S. Treasury 2.50% 2024	2,500	2,588
		14,320
U.S. Treasury inflation-protected securities 4.79%
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	6,216	6,315
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	129	170
U.S. Treasury Inflation-Protected Security 0.75% 2042[8,9]	7,328	7,629
		14,114
Total U.S. Treasury bonds & notes		28,434
Federal agency bonds & notes 6.42%
Fannie Mae 2.00% 2022	5,800	5,849
Federal Home Loan Bank 1.375% 2021	3,000	2,992
Federal Home Loan Bank 1.875% 2021	10,000	10,055
		18,896
Asset-backed obligations 1.59%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	5	5
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[1,2,6]	29	30
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,6]	19	19
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	97	97
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	222	223
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,003
American Funds Insurance Series — Mortgage Fund — Page 164 of 184

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	$1,823	$1,825
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[1,2,6]	784	784
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[1,2,6]	210	210
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	273	273
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,6]	159	159
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,6]	53	53
		4,681
Total bonds, notes & other debt instruments (cost: $234,202,000)		238,661
Short-term securities 13.90% Federal agency discount notes 13.05%
Fannie Mae 1.50%-1.55% due 1/22/2020-1/23/2020	12,500	12,489
Federal Farm Credit Banks 1.57% due 1/30/2020	8,000	7,990
Federal Home Loan Bank 1.55%-1.59% due 1/3/2020-2/18/2020	13,000	12,988
Freddie Mac 1.64% due 3/18/2020	5,000	4,984
		38,451
Commercial paper 0.85%
Starbird Funding Corp. 1.58% due 1/2/2020[6]	2,500	2,500
Total short-term securities (cost: $40,948,000)		40,951
Total investment securities 94.94% (cost: $275,150,000)		279,612
Other assets less liabilities 5.06%		14,898
Net assets 100.00%		$294,510
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 12/31/2019[11] (000)	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	425	April 2020	$85,000	$91,588	$(49)
5 Year U.S. Treasury Note Futures	Long	427	April 2020	42,700	50,646	(176)
10 Year Ultra U.S. Treasury Note Futures	Long	126	March 2020	12,600	17,729	(213)
10 Year U.S. Treasury Note Futures	Long	79	March 2020	7,900	10,145	(95)
20 Year U.S. Treasury Bond Futures	Long	56	March 2020	5,600	8,731	(186)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2020	500	908	(27)
						$(746)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$102,700	$—[5]	$—	$—[5]
1.5365%	U.S. EFFR	1/29/2020	81,500	(1)	—	(1)
1.535%	U.S. EFFR	1/29/2020	85,500	(1)	—	(1)
1.531%	U.S. EFFR	3/18/2020	95,000	(4)	—	(4)
American Funds Insurance Series — Mortgage Fund — Page 165 of 184

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.515%	U.S. EFFR	3/18/2020	$86,100	$(6)	$—	$(6)
1.5155%	U.S. EFFR	3/18/2020	182,000	(12)	—	(12)
1.5135%	U.S. EFFR	3/18/2020	181,900	(13)	—	(13)
3-month USD-LIBOR	2.806%	8/29/2020	300	(2)	—	(2)
1.4555%	U.S. EFFR	12/10/2020	16,900	(10)	—	(10)
1.454%	U.S. EFFR	12/10/2020	20,100	(12)	—	(12)
1.487%	U.S. EFFR	12/16/2020	18,375	(5)	—	(5)
1.491%	U.S. EFFR	12/16/2020	18,625	(5)	—	(5)
1.34%	U.S. EFFR	10/18/2021	21,000	(42)	—	(42)
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	171	—	171
1.3615%	U.S. EFFR	11/1/2021	29,500	(45)	—	(45)
1.281%	U.S. EFFR	11/4/2021	29,500	(88)	—	(88)
U.S. EFFR	1.335%	11/26/2021	30,000	61	—	61
2.012%	3-month USD-LIBOR	10/4/2022	9,000	82	—	82
2.00%	3-month USD-LIBOR	10/5/2022	41,500	364	—	364
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(640)	—	(640)
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(262)	—	(262)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(606)	—	(606)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(313)	—	(313)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(92)	—	(92)
U.S. EFFR	1.485%	10/23/2029	2,100	32	—	32
U.S. EFFR	1.4869%	10/23/2029	1,900	29	—	29
U.S. EFFR	1.453%	10/24/2029	2,500	45	—	45
U.S. EFFR	1.4741%	10/24/2029	2,500	41	—	41
U.S. EFFR	1.4495%	10/24/2029	1,800	33	—	33
U.S. EFFR	1.446%	10/24/2029	200	4	—	4
1.419%	U.S. EFFR	11/26/2029	6,000	(130)	—	(130)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(222)	—	(222)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(457)	—	(457)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(682)	—	(682)
U.S. EFFR	2.155%	11/10/2047	1,280	(86)	—	(86)
U.S. EFFR	2.5635%	2/12/2048	4,528	(714)	—	(714)
2.98%	3-month USD-LIBOR	3/15/2048	300	59	—	59
2.9625%	3-month USD-LIBOR	3/15/2048	300	57	—	57
2.917%	3-month USD-LIBOR	3/16/2048	600	109	—	109
3-month USD-LIBOR	1.934%	12/12/2049	2,200	80	—	80
3-month USD-LIBOR	1.935%	12/17/2049	2,480	90	—	90
3-month USD-LIBOR	2.007%	12/19/2049	900	18	—	18
3-month USD-LIBOR	2.045%	12/27/2049	2,200	24	—	24
					$—	$(2,832)
American Funds Insurance Series — Mortgage Fund — Page 166 of 184

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Step bond; coupon rate may change at a later date.
[4]	Purchased on a TBA basis.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,782,000, which represented 6.04% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,270,000, which represented .43% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,195,000, which represented 1.42% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 167 of 184

Ultra-Short Bond Fund
Investment portfolio
December 31, 2019
Short-term securities 99.86% Commercial paper 71.65%	Principal amount (000)	Value (000)
Alberta (Province of) 1.78% due 1/8/2020[1]	$9,000	$8,997
American Honda Finance Corp. 1.84% due 1/6/2020	11,000	10,997
BMW U.S. Capital LLC 1.61% due 1/8/2020[1]	7,000	6,997
Chariot Funding, LLC 2.00% due 1/7/2020[1]	9,300	9,297
CHARTA, LLC 1.78% due 1/16/2020[1]	10,000	9,992
Eli Lilly and Co. 1.66% due 1/6/2020[1]	10,000	9,997
ExxonMobil Corp. 1.65% due 2/18/2020	10,000	9,977
Henkel of America, Inc. 1.75% due 2/4/2020[1]	7,000	6,989
LVMH Moët Hennessy Louis Vuitton Inc. 1.70% due 2/13/2020[1]	10,000	9,980
National Rural Utilities Cooperative Finance Corp. 1.72% due 1/13/2020	8,100	8,095
Nederlandse Waterschapsbank N.V. 1.84% due 3/18/2020[1]	10,000	9,961
New York Life Capital Corp. 1.60% due 2/12/2020[1]	10,000	9,980
NRW.BANK 1.90% due 1/21/2020[1]	9,000	8,991
OMERS Finance Trust 1.87% due 1/22/2020[1]	10,000	9,990
Oversea-Chinese Banking Corp. Ltd. 1.87% due 1/24/2020[1]	10,800	10,787
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,688
Simon Property Group, LP 1.70% due 1/13/2020[1]	8,100	8,095
ST Engineering North America, Inc. 1.87% due 1/21/2020[1]	2,000	1,998
Starbird Funding Corp. 1.58% due 1/2/2020[1]	6,000	6,000
United Overseas Bank Ltd. 1.83% due 2/25/2020[1]	10,000	9,974
United Parcel Service Inc. 1.62% due 1/13/2020[1]	10,200	10,195
Victory Receivables Corp. 1.82% due 2/3/2020[1]	10,000	9,983
Walt Disney Co. 1.69% due 2/26/2020[1]	5,000	4,986
		203,946
Federal agency discount notes 14.73%
Fannie Mae 1.53% due 1/10/2020	10,000	9,996
Federal Farm Credit Banks 1.55% due 3/4/2020	7,000	6,981
Federal Home Loan Bank 1.57% due 1/31/2020	15,000	14,982
Freddie Mac 1.55% due 3/10/2020	10,000	9,971
		41,930
Bonds & notes of governments & government agencies outside the U.S. 9.97%
CPPIB Capital Inc. 1.82% due 1/24/2020	10,000	9,989
Ontario (Province of) 1.74% due 2/3/2020	7,400	7,389
Québec (Province of) 1.85% due 1/16/2020[1]	11,000	10,992
		28,370
U.S. Treasury 3.51%
U.S. Treasury Bill 1.50% due 2/11/2020	10,000	9,983
Total short-term securities (cost: $284,222,000)		284,229
Total investment securities 99.86% (cost: $284,222,000)		284,229
Other assets less liabilities 0.14%		401
Net assets 100.00%		$284,630
American Funds Insurance Series — Ultra-Short Bond Fund — Page 168 of 184

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,869,000, which represented 65.30% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 169 of 184

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 96.81% U.S. Treasury bonds & notes 51.15% U.S. Treasury 43.49%	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021[1]	$33,540	$33,641
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	51,589	51,671
U.S. Treasury 2.00% 2021	46,300	46,669
U.S. Treasury 2.00% 2021	5,350	5,386
U.S. Treasury 2.125% 2021	23,450	23,661
U.S. Treasury 2.25% 2021	23,580	23,820
U.S. Treasury 1.625% 2022	100	100
U.S. Treasury 1.75% 2022	174,300	174,930
U.S. Treasury 1.75% 2022	11,700	11,739
U.S. Treasury 1.875% 2022	63,000	63,391
U.S. Treasury 1.875% 2022	25,000	25,170
U.S. Treasury 1.875% 2022	23,000	23,167
U.S. Treasury 2.00% 2022	69,500	70,238
U.S. Treasury 2.00% 2022	16,010	16,185
U.S. Treasury 1.625% 2023	11,900	11,897
U.S. Treasury 1.625% 2023[1]	10,000	9,997
U.S. Treasury 2.125% 2023[1]	57,739	58,782
U.S. Treasury 2.625% 2023	17,255	17,783
U.S. Treasury 2.875% 2023	43,000	44,952
U.S. Treasury 2.875% 2023	22,500	23,538
U.S. Treasury 1.50% 2024	47,000	46,623
U.S. Treasury 1.50% 2024	16,170	16,037
U.S. Treasury 2.00% 2024	30,050	30,469
U.S. Treasury 2.125% 2024[1]	31,975	32,620
U.S. Treasury 2.25% 2024	6,500	6,652
U.S. Treasury 2.50% 2024	44,000	45,540
U.S. Treasury 2.75% 2025	38,000	39,970
U.S. Treasury 2.875% 2025	13,000	13,773
U.S. Treasury 1.625% 2026	77,000	76,037
U.S. Treasury 1.625% 2026	15,000	14,824
U.S. Treasury 1.75% 2026	12,900	12,828
U.S. Treasury 1.875% 2026	86,000	86,393
U.S. Treasury 2.00% 2026[1]	8,000	8,093
U.S. Treasury 1.75% 2029	35,000	34,467
U.S. Treasury 2.25% 2049[1]	25,700	24,937
U.S. Treasury 2.375% 2049	5,000	4,984
U.S. Treasury 2.875% 2049[1]	26,000	28,663
		1,259,627
U.S. Treasury inflation-protected securities 7.66%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	11,710	11,709
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	36,777	37,362
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	72,013	72,476
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,054	24,283
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	13,360	13,632
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 170 of 184

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	$16,297	$16,477
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	364	481
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	22,423	23,344
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	2,883	3,178
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	5,437	5,839
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	11,658	12,976
		221,757
Total U.S. Treasury bonds & notes		1,481,384
Mortgage-backed obligations 27.67% Federal agency mortgage-backed obligations 27.67%
Fannie Mae 6.50% 2037[4]	23	26
Fannie Mae 7.00% 2037[4]	4	5
Fannie Mae 6.00% 2038[4]	16	16
Fannie Mae Pool #AJ7716 3.00% 2026[4]	1,000	1,029
Fannie Mae Pool #AO5427 3.00% 2027[4]	944	969
Fannie Mae Pool #AP7539 3.00% 2027[4]	339	348
Fannie Mae Pool #AR8558 3.00% 2027[4]	290	299
Fannie Mae Pool #AO7538 3.00% 2027[4]	277	284
Fannie Mae Pool #257104 6.50% 2028[4]	131	145
Fannie Mae Pool #BM4299 3.00% 2030[4]	949	973
Fannie Mae Pool #AL9668 3.00% 2030[4]	22	22
Fannie Mae Pool #BM3501 3.00% 2032[4]	305	314
Fannie Mae Pool #BO6920 3.00% 2034[4]	435	446
Fannie Mae Pool #BN7354 3.00% 2034[4]	319	327
Fannie Mae Pool #BK9093 3.00% 2034[4]	297	305
Fannie Mae Pool #MA3657 3.00% 2034[4]	233	239
Fannie Mae Pool #MA2746 4.00% 2036[4]	6,682	7,119
Fannie Mae Pool #AS6870 4.00% 2036[4]	5,273	5,617
Fannie Mae Pool #MA2588 4.00% 2036[4]	1,676	1,785
Fannie Mae Pool #888698 7.00% 2037[4]	52	57
Fannie Mae Pool #AH0351 4.50% 2041[4]	839	900
Fannie Mae Pool #AI1862 5.00% 2041[4]	704	784
Fannie Mae Pool #AI3510 5.00% 2041[4]	449	501
Fannie Mae Pool #AJ0704 5.00% 2041[4]	372	415
Fannie Mae Pool #AJ5391 5.00% 2041[4]	248	277
Fannie Mae Pool #CA0770 3.50% 2047[4]	12,918	13,430
Fannie Mae Pool #BH2597 4.00% 2047[4]	25,092	26,390
Fannie Mae Pool #BM4488 3.435% 2048[2,4]	7,816	8,001
Fannie Mae Pool #MA3467 4.00% 2048[4]	4	4
Fannie Mae Pool #CA3099 4.50% 2048[4]	4,015	4,230
Fannie Mae Pool #MA3775 3.50% 2049[4]	44,907	46,182
Fannie Mae Pool #MA3692 3.50% 2049[4]	8,637	8,876
Fannie Mae Pool #CA4026 3.50% 2049[4]	3,000	3,092
Fannie Mae Pool #MA3686 3.50% 2049[4]	3,000	3,083
Fannie Mae Pool #CA4358 3.50% 2049[4]	3,000	3,082
Fannie Mae Pool #FM0020 3.50% 2049[4]	1,000	1,031
Fannie Mae Pool #CA4813 3.50% 2049[4]	414	427
Fannie Mae Pool #BN4381 3.50% 2049[4]	131	135
Fannie Mae Pool #BM5446 3.50% 2049[4]	78	81
Fannie Mae Pool #BJ8402 3.549% 2049[2,4]	1,375	1,415
Fannie Mae Pool #MA3665 4.50% 2049[4]	660	695
Fannie Mae Pool #MA3639 4.50% 2049[4]	392	412
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 171 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,4]	$—[5]	$—[5]
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[2,4]	—[5]	—[5]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	57	65
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	1,525	1,537
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	1,361	1,385
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.188% 2023[2,4]	1,603	1,651
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 2024[2,4]	2,962	3,099
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	108	97
Freddie Mac 5.50% 2024[4]	223	232
Freddie Mac 3.50% 2033[4]	17,735	18,410
Freddie Mac 5.00% 2040[4]	829	915
Freddie Mac 5.00% 2041[4]	1,506	1,680
Freddie Mac 4.00% 2043[4]	354	383
Freddie Mac 3.50% 2047[4]	14,885	15,482
Freddie Mac 3.50% 2047[4]	11,729	12,189
Freddie Mac Pool #ZK3727 3.00% 2026[4]	309	317
Freddie Mac Pool #ZA2603 3.00% 2026[4]	29	30
Freddie Mac Pool #ZK7580 3.00% 2027[4]	466	479
Freddie Mac Pool #ZS7367 3.00% 2028[4]	676	693
Freddie Mac Pool #ZK7590 3.00% 2029[4]	1,000	1,025
Freddie Mac Pool #ZS8602 3.00% 2031[4]	52	54
Freddie Mac Pool #ZT1344 3.00% 2033[4]	3,000	3,078
Freddie Mac Pool #ZT0716 3.00% 2033[4]	204	210
Freddie Mac Pool #SB8002 3.00% 2034[4]	1,000	1,025
Freddie Mac Pool #ZT2091 3.00% 2034[4]	475	487
Freddie Mac Pool #QN0573 3.00% 2034[4]	268	274
Freddie Mac Pool #SB8027 3.00% 2035[4]	2,082	2,138
Freddie Mac Pool #1H1354 4.209% 2036[2,4]	181	192
Freddie Mac Pool #760012 3.01% 2045[2,4]	615	619
Freddie Mac Pool #760013 3.009% 2045[2,4]	480	485
Freddie Mac Pool #760014 3.486% 2045[2,4]	1,276	1,302
Freddie Mac Pool #760015 3.238% 2047[2,4]	1,024	1,032
Freddie Mac Pool #ZM4352 3.50% 2047[4]	45	46
Freddie Mac Pool #ZS4784 3.50% 2048[4]	853	877
Freddie Mac Pool #SD8001 3.50% 2049[4]	90,895	93,422
Freddie Mac Pool #SD8005 3.50% 2049[4]	34,320	35,264
Freddie Mac Pool #ZT1951 3.50% 2049[4]	12,342	12,684
Freddie Mac Pool #ZT2086 3.50% 2049[4]	2,500	2,570
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.14% 2023[2,4]	20	20
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[4]	133	133
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	597	603
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	1,680	1,694
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	400	415
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,4]	5,765	6,145
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	181	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,6]	10,950	11,130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	10,562	10,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,4]	10,358	10,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,6]	2,040	2,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	37,774	39,835
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	1,634	1,697
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	16,820	17,140
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	39,374	40,773
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	9,169	9,470
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 172 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	$10,959	$11,110
Government National Mortgage Assn. 3.75% 2034[4]	1,097	1,138
Government National Mortgage Assn. 5.50% 2038[4]	291	327
Government National Mortgage Assn. 5.50% 2038[4]	123	132
Government National Mortgage Assn. 5.50% 2038[4]	48	54
Government National Mortgage Assn. 6.00% 2038[4]	191	219
Government National Mortgage Assn. 6.50% 2038[4]	332	376
Government National Mortgage Assn. 5.00% 2039[4]	498	555
Government National Mortgage Assn. 6.00% 2039[4]	177	200
Government National Mortgage Assn. 4.50% 2040[4]	380	411
Government National Mortgage Assn. 5.50% 2040[4]	5,393	6,024
Government National Mortgage Assn. 4.50% 2041[4]	1,106	1,168
Government National Mortgage Assn. 5.00% 2041[4]	1,954	2,130
Government National Mortgage Assn. 3.00% 2042[4]	44	46
Government National Mortgage Assn. 3.50% 2043[4]	1,507	1,587
Government National Mortgage Assn. 4.50% 2049[4]	1,081	1,130
Government National Mortgage Assn. 3.50% 2050[4,7]	40,000	41,221
Government National Mortgage Assn. 4.00% 2050[4,7]	30,870	31,952
Government National Mortgage Assn. 4.50% 2050[4,7]	11,946	12,492
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	131	145
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[4]	6,680	6,923
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[4]	1,051	1,090
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	17,450	18,300
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	9,981	10,429
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	8,326	8,750
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[4]	2,294	2,412
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	1,411	1,485
Government National Mortgage Assn. Pool #892950 2.815% 2060[2,4]	959	977
Government National Mortgage Assn. Pool #756692 4.14% 2061[4]	—[5]	—[5]
Government National Mortgage Assn. Pool #751409 4.406% 2061[4]	25	26
Government National Mortgage Assn. Pool #710077 4.70% 2061[4]	46	48
Government National Mortgage Assn. Pool #756695 4.70% 2061[4]	12	13
Government National Mortgage Assn. Pool #710079 4.70% 2061[4]	12	12
Government National Mortgage Assn. Pool #710074 4.72% 2061[4]	4	5
Government National Mortgage Assn. Pool #721640 4.81% 2061[4]	—[5]	—[5]
Government National Mortgage Assn. Pool #765151 4.921% 2061[4]	30	31
Government National Mortgage Assn. Pool #756694 5.147% 2061[4]	163	163
Government National Mortgage Assn. Pool #756715 4.424% 2062[4]	28	30
Government National Mortgage Assn. Pool #767610 4.522% 2062[4]	3	4
Government National Mortgage Assn. Pool #759735 4.903% 2062[4]	4	4
Government National Mortgage Assn. Pool #795471 5.09% 2062[4]	5	5
Government National Mortgage Assn. Pool #894475 4.045% 2063[2,4]	2,957	3,090
Government National Mortgage Assn. Pool #767641 4.395% 2063[4]	11	11
Government National Mortgage Assn. Pool #795533 5.012% 2063[4]	4	4
Government National Mortgage Assn. Pool #AG8149 2.258% 2064[2,4]	351	353
Government National Mortgage Assn. Pool #AG8156 2.728% 2064[2,4]	431	437
Government National Mortgage Assn. Pool #894482 4.041% 2064[2,4]	3,902	4,074
Government National Mortgage Assn. Pool #AG8194 4.386% 2064[4]	88	90
Government National Mortgage Assn. Pool #AG8068 4.934% 2064[4]	17	17
Government National Mortgage Assn. Pool #AG8150 4.956% 2064[4]	31	31
Government National Mortgage Assn. Pool #AG8155 5.069% 2064[4]	29	29
Government National Mortgage Assn. Pool #AG8189 5.116% 2064[4]	28	29
Government National Mortgage Assn. Pool #AG8171 5.337% 2064[4]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[4]	360	373
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 173 of 184

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AL7438 4.49% 2065[4]	$21	$22
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.327% 2060[2,4]	376	386
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.27% 2062[2,4]	1,683	1,688
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.634% 2062[2,4]	2,153	2,163
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.092% 2020[2,4]	61	61
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.118% 2020[2,4]	179	179
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.144% 2020[2,4]	97	97
Uniform Mortgage-Backed Security 3.00% 2035[4,7]	76,804	78,695
Uniform Mortgage-Backed Security 3.00% 2035[4,7]	28,225	28,903
Uniform Mortgage-Backed Security 4.50% 2050[4,7]	16	17
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[4]	2,327	2,341
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	3,296	3,361
Total mortgage-backed obligations		801,424
Federal agency bonds & notes 17.99%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	802	818
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	569	579
Fannie Mae 1.25% 2021	2,900	2,883
Fannie Mae 2.75% 2021	26,500	26,938
Fannie Mae 2.875% 2023	36,000	37,533
Fannie Mae 7.125% 2030	4,000	5,790
Federal Home Loan Bank 3.375% 2023	16,715	17,700
Federal Home Loan Bank 3.25% 2028	13,000	14,203
Federal Home Loan Bank 5.50% 2036	600	844
Freddie Mac 2.375% 2021	40,000	40,340
Private Export Funding Corp. 2.25% 2020	5,000	5,005
Private Export Funding Corp. 3.266% 2021[8]	34,000	34,994
Private Export Funding Corp. 3.55% 2024	6,340	6,763
Small Business Administration, Series 2001-20K, 5.34% 2021	16	16
Small Business Administration, Series 2001-20J, 5.76% 2021	6	7
Small Business Administration, Series 2001-20F, 6.44% 2021	25	26
Small Business Administration, Series 2003-20B, 4.84% 2023	101	104
Tennessee Valley Authority 2.875% 2027	10,000	10,530
Tennessee Valley Authority 4.65% 2035	2,330	2,896
Tennessee Valley Authority 5.88% 2036	1,750	2,482
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,756
Tennessee Valley Authority, Series A, 4.625% 2060	250	343
TVA Southaven 3.846% 2033	1,218	1,307
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,749
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,693
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,884
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,794
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,549
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,990
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,397
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,523
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,057
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,147
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,077
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,151
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 174 of 184

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	$3,515	$3,713
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,710
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,231
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,416
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,720
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,455
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,454
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,315
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,916
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	682
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	769	820
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	875	957
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	716	788
		521,045
Total bonds, notes & other debt instruments (cost: $2,765,266,000)		2,803,853
Short-term securities 8.05% Commercial paper 7.88%
Bank of New York Co., Inc. 1.60% due 1/2/2020	26,700	26,698
Exxon Mobil Corp. 1.62% due 2/3/2020	50,000	49,923
National Rural Utilities Cooperative Finance Corp. 1.70% due 1/14/2020	8,700	8,695
Pfizer Inc. 1.67% due 1/16/2020[8]	64,800	64,755
Starbird Funding Corp. 1.58% due 1/2/2020[8]	28,100	28,098
Toronto-Dominion Bank 1.70% due 1/7/2020[8]	50,000	49,983
		228,152
Federal agency discount notes 0.17%
Federal Farm Credit Banks 1.56% due 1/30/2020	5,000	4,994
Total short-term securities (cost: $233,152,000)		233,146
Total investment securities 104.86% (cost: $2,998,418,000)		3,036,999
Other assets less liabilities (4.86)%		(140,665)
Net assets 100.00%		$2,896,334
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 12/31/2019[10] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932	$185,014	$(118)
90 Day Euro Dollar Futures	Long	565	March 2020	141,250	138,799	543
2 Year U.S. Treasury Note Futures	Long	4,270	April 2020	854,000	920,185	90
5 Year U.S. Treasury Note Futures	Long	6,935	April 2020	693,500	822,556	(3,396)
10 Year U.S. Treasury Note Futures	Long	1,481	March 2020	148,100	190,193	(1,498)
10 Year Ultra U.S. Treasury Note Futures	Short	32	March 2020	(3,200)	(4,502)	54
20 Year U.S. Treasury Bond Futures	Long	219	March 2020	21,900	34,144	(596)
30 Year Ultra U.S. Treasury Bond Futures	Long	569	March 2020	56,900	103,362	(3,027)
						$(7,948)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 175 of 184

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$1,624,100	$1	$—	$1
1.5365%	U.S. EFFR	1/29/2020	1,288,300	(16)	—	(16)
1.535%	U.S. EFFR	1/29/2020	1,351,500	(18)	—	(18)
1.531%	U.S. EFFR	3/18/2020	741,200	(33)	—	(33)
1.515%	U.S. EFFR	3/18/2020	671,100	(45)	—	(45)
1.5155%	U.S. EFFR	3/18/2020	1,419,000	(93)	—	(93)
1.5135%	U.S. EFFR	3/18/2020	1,418,700	(97)	—	(97)
1.5435%	U.S. EFFR	4/29/2020	770,000	(9)	—	(9)
1.535%	U.S. EFFR	4/29/2020	1,187,700	(25)	—	(25)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(223)	—	(223)
1.4555%	U.S. EFFR	12/10/2020	129,200	(77)	—	(77)
1.454%	U.S. EFFR	12/10/2020	152,800	(94)	—	(94)
1.4995%	U.S. EFFR	12/20/2020	283,000	(43)	—	(43)
2.197%	U.S. EFFR	4/15/2021	174,000	1,418	—	1,418
1.605%	U.S. EFFR	6/20/2021	116,816	124	—	124
1.6325%	U.S. EFFR	7/18/2021	243,000	453	—	453
1.34%	U.S. EFFR	10/18/2021	50,000	(99)	—	(99)
1.355%	U.S. EFFR	10/24/2021	34,100	(57)	—	(57)
1.339%	U.S. EFFR	10/24/2021	62,000	(122)	—	(122)
1.3065%	U.S. EFFR	10/25/2021	83,800	(213)	—	(213)
1.39%	U.S. EFFR	10/31/2021	116,000	(116)	—	(116)
1.3615%	U.S. EFFR	11/1/2021	252,400	(383)	—	(383)
1.281%	U.S. EFFR	11/4/2021	252,700	(756)	—	(756)
1.411%	U.S. EFFR	11/7/2021	56,875	(35)	—	(35)
1.3925%	U.S. EFFR	11/7/2021	56,875	(54)	—	(54)
U.S. EFFR	1.335%	11/26/2021	222,000	451	—	451
1.433%	U.S. EFFR	12/16/2021	137,600	(21)	—	(21)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(612)	—	(612)
2.197%	U.S. EFFR	4/18/2022	47,400	768	—	768
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(111)	—	(111)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	150	—	150
2.5775%	U.S. EFFR	7/16/2022	181,639	2,107	—	2,107
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(139)	—	(139)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,379	—	6,379
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,107	—	6,107
2.009%	3-month USD-LIBOR	10/4/2022	50,000	450	—	450
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(441)	—	(441)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,627	—	1,627
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,010)	—	(1,010)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,272)	—	(1,272)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(647)	—	(647)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(84)	—	(84)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,426)	—	(1,426)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	723	—	723
2.908%	3-month USD-LIBOR	2/1/2028	16,000	721	—	721
2.925%	3-month USD-LIBOR	2/1/2028	12,800	587	—	587
2.92%	3-month USD-LIBOR	2/2/2028	12,200	556	—	556
U.S. EFFR	2.5065%	3/22/2028	8,700	(610)	—	(610)
U.S. EFFR	2.535%	3/23/2028	6,700	(484)	—	(484)
U.S. EFFR	2.471%	3/27/2028	8,100	(546)	—	(546)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 176 of 184

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
U.S. EFFR	2.4575%	3/29/2028	$9,638	$(639)	$—	$(639)
U.S. EFFR	2.424%	3/30/2028	8,160	(520)	—	(520)
U.S. EFFR	2.412%	4/5/2028	3,702	(233)	—	(233)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(418)	—	(418)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(629)	—	(629)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(266)	—	(266)
U.S. EFFR	1.485%	10/23/2029	16,000	244	—	244
U.S. EFFR	1.4869%	10/23/2029	14,600	220	—	220
U.S. EFFR	1.453%	10/24/2029	18,500	336	—	336
U.S. EFFR	1.4741%	10/24/2029	18,500	300	—	300
U.S. EFFR	1.4495%	10/24/2029	13,600	251	—	251
U.S. EFFR	1.446%	10/24/2029	1,800	34	—	34
1.419%	U.S. EFFR	11/26/2029	47,000	(1,021)	—	(1,021)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,923)	—	(5,923)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(6,114)	—	(6,114)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(449)	—	(449)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(545)	—	(545)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(546)	—	(546)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(426)	—	(426)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,481)	—	(2,481)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,559)	—	(3,559)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,659)	—	(3,659)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,489)	—	(1,489)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(164)	—	(164)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(925)	—	(925)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(398)	—	(398)
U.S. EFFR	2.155%	11/10/2047	8,640	(580)	—	(580)
U.S. EFFR	2.5635%	2/12/2048	33,204	(5,234)	—	(5,234)
3-month USD-LIBOR	1.934%	12/12/2049	19,300	704	—	704
3-month USD-LIBOR	1.935%	12/17/2049	17,280	627	—	627
3-month USD-LIBOR	2.007%	12/19/2049	21,500	423	—	423
3-month USD-LIBOR	2.045%	12/27/2049	15,100	166	—	166
					$—	$(20,302)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,115,000, which represented 1.59% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Step bond; coupon rate may change at a later date.
[7]	Purchased on a TBA basis.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,830,000, which represented 6.14% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 177 of 184

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 178 of 184

Managed Risk Growth Fund
Investment portfolio
December 31, 2019
Growth funds 81.52%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	$358,426
Total growth funds (cost: $314,327,000)		358,426
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	66,685
Total fixed income funds (cost: $64,788,000)		66,685
Short-term securities 3.38%
Government Cash Management Fund 1.51%[1]	14,836,148	14,836
Total short-term securities (cost: $14,836,000)		14,836
Total investment securities 100.07% (cost: $393,951,000)		439,947
Other assets less liabilities (0.07)%		(297)
Net assets 100.00%		$439,650
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	142	March 2020	$14,200	$16,843	$(61)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 179 of 184

Managed Risk International Fund
Investment portfolio
December 31, 2019
Growth funds 80.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,417,163	$133,862
Total growth funds (cost: $119,729,000)		133,862
Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	24,465
Total fixed income funds (cost: $23,789,000)		24,465
Short-term securities 4.55%
Government Cash Management Fund 1.51%[1]	7,541,294	7,541
Total short-term securities (cost: $7,541,000)		7,541
Total investment securities 100.06% (cost: $151,059,000)		165,868
Other assets less liabilities (0.06)%		(99)
Net assets 100.00%		$165,769
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2020	$7,200	$8,540	$(30)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 180 of 184

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2019
Growth-and-income funds 81.97%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	$299,536
Total growth-and-income funds (cost: $295,807,000)		299,536
Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	53,524
Total fixed income funds (cost: $52,792,000)		53,524
Short-term securities 3.45%
Government Cash Management Fund 1.51%[1]	12,608,727	12,609
Total short-term securities (cost: $12,609,000)		12,609
Total investment securities 100.06% (cost: $361,208,000)		365,669
Other assets less liabilities (0.06)%		(234)
Net assets 100.00%		$365,435
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	121	March 2020	$12,100	$14,352	$(52)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 181 of 184

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2019
Growth-and-income funds 81.15%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	$1,841,827
Total growth-and-income funds (cost: $1,679,355,000)		1,841,827
Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	337,186
Total fixed income funds (cost: $317,192,000)		337,186
Short-term securities 3.81%
Government Cash Management Fund 1.51%[1]	86,525,815	86,526
Total short-term securities (cost: $86,526,000)		86,526
Options purchased 0.19%
Options purchased*		4,322
Total options purchased (cost: $14,443,000)		4,322
Total investment securities 100.01% (cost: $2,097,516,000)		2,269,861
Other assets less liabilities (0.01)%		(137)
Net assets 100.00%		$2,269,724
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	110	$355	$2,050.00	3/20/2020	$8
S&P 500 Index	2,720	8,788	2,100.00	3/20/2020	231
S&P 500 Index	1,200	3,877	2,150.00	3/20/2020	144
S&P 500 Index	50	162	2,175.00	3/20/2020	5
S&P 500 Index	715	2,310	2,200.00	3/20/2020	82
S&P 500 Index	135	436	2,225.00	3/20/2020	17
S&P 500 Index	170	549	2,250.00	3/20/2020	25
S&P 500 Index	95	307	2,225.00	6/19/2020	50
S&P 500 Index	250	808	2,250.00	6/19/2020	148
S&P 500 Index	130	420	2,275.00	6/19/2020	92
S&P 500 Index	3,520	11,372	2,325.00	6/19/2020	3,041
S&P 500 Index	160	517	2,350.00	6/19/2020	130
S&P 500 Index	180	582	2,375.00	6/19/2020	160
S&P 500 Index	70	226	2,400.00	6/19/2020	78
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 182 of 184

*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	65	$210	$2,450.00	6/19/2020	$86
S&P 500 Index	15	48	2,325.00	9/18/2020	25
					$4,322
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	876	March 2020	$87,600	$103,902	$(375)
S&P 500 E-mini Index Contracts	Long	380	March 2020	19	61,391	1,045
						$670
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 183 of 184

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2019
Asset allocation funds 95.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	$2,704,731
Total asset allocation funds (cost: $2,461,096,000)		2,704,731
Short-term securities 4.57%
Government Cash Management Fund 1.51%[1]	129,388,605	129,389
Total short-term securities (cost: $129,389,000)		129,389
Total investment securities 100.06% (cost: $2,590,485,000)		2,834,120
Other assets less liabilities (0.06)%		(1,616)
Net assets 100.00%		$2,832,504
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 12/31/2019[3] (000)	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,222	March 2020	$122,200	$144,941	$(525)
[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFPX-998-002209O-S73180	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 184 of 184

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

February 11, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Global Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.83%	Shares	Value (000)
Information technology 29.11%
ASML Holding NV1	648,442	$193,113
ASML Holding NV (New York registered)	510,500	151,077
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	301,093
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	19,463
Microsoft Corp.	1,999,800	315,368
Visa Inc., Class A	1,142,800	214,732
Broadcom Inc.	487,050	153,918
Temenos AG1	637,000	100,711
Paycom Software, Inc.[2]	357,000	94,519
SimCorp AS1	425,000	48,292
Adyen NV1,2	56,700	46,656
PagSeguro Digital Ltd., Class A2	1,340,900	45,805
Adobe Inc.[2]	135,000	44,524
Amphenol Corp., Class A	373,500	40,424
Other securities		209,884
		1,979,579

Consumer discretionary 17.93%
Amazon.com, Inc.[2]	173,800	321,155
Alibaba Group Holding Ltd.[1,2]	6,844,000	181,984
Takeaway.com NV1,2	740,000	68,355
Just Eat PLC[1,2]	5,292,000	58,725
Ocado Group PLC[1,2]	3,115,000	52,890
Naspers Ltd., Class N1	277,000	45,276
Moncler SpA[1]	915,000	41,155
NIKE, Inc., Class B	370,500	37,535
Other securities		412,427
		1,219,502

Health care 10.91%
UnitedHealth Group Inc.	324,200	95,308
AstraZeneca PLC[1]	721,300	72,165
Merck & Co., Inc.	775,600	70,541
Boston Scientific Corp.[2]	1,373,700	62,119
Pfizer Inc.	1,424,000	55,792
DexCom, Inc.[2]	253,000	55,341
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	55,222
Mettler-Toledo International Inc.[2]	65,000	51,563
Other securities		224,092
		742,143

Financials 10.30%
AIA Group Ltd.[1]	13,206,300	138,952
Kotak Mahindra Bank Ltd.[1]	3,917,000	92,383
JPMorgan Chase & Co.	614,600	85,675
MarketAxess Holdings Inc.	211,000	79,992
Tradeweb Markets Inc., Class A	1,501,303	69,586
Other securities		233,882
		700,470

Consumer staples 8.12%
British American Tobacco PLC[1]	2,970,800	126,572
Nestlé SA1	739,650	80,131
Philip Morris International Inc.	919,500	78,240
Altria Group, Inc.	1,125,000	56,149
Keurig Dr Pepper Inc.	1,624,000	47,015
Other securities		163,686
		551,793

46	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Communication services 7.87%
Alphabet Inc., Class A2	115,600	$154,833
Alphabet Inc., Class C2	71,052	94,998
Tencent Holdings Ltd.[1]	2,230,000	107,572
Facebook, Inc., Class A2	421,640	86,542
Nintendo Co., Ltd.[1]	137,400	55,461
Other securities		35,926
		535,332

Industrials 7.76%
Airbus SE, non-registered shares[1]	1,093,500	160,436
MTU Aero Engines AG1	167,000	47,688
Geberit AG1	65,000	36,490
Other securities		282,712
		527,326

Materials 2.73%
Sherwin-Williams Co.	155,500	90,740
Other securities		95,059
		185,799

Energy 2.02%
Reliance Industries Ltd.[1]	1,795,200	38,132
Other securities		99,232
		137,364

Utilities 0.08%
Other securities		5,646

Total common stocks (cost: $3,768,489,000)		6,584,954

Preferred securities 1.66%
Health care 1.20%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	81,675

Information technology 0.46%
Other securities		30,909

Total preferred securities (cost: $43,479,000)		112,584

Short-term securities 2.01%
Money market investments 2.01%
Capital Group Central Cash Fund 1.73%[3]	1,371,403	137,140

Total short-term securities (cost: $136,878,000)		137,140
Total investment securities 100.50% (cost: $3,948,846,000)		6,834,678
Other assets less liabilities (0.50)%		(34,231)

Net assets 100.00%		$6,800,447

American Funds Insurance Series	47

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,312,961,000, which represented 48.72% of the net assets of the fund. This amount includes $3,300,466,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

48	American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2019

Common stocks 94.84%	Shares	Value (000)
Health care 22.15%
Insulet Corp.[1]	815,300	$139,579
GW Pharmaceuticals PLC (ADR)[1]	823,718	86,128
Notre Dame Intermédica Participações SA	4,228,500	71,742
Haemonetics Corp.[1]	619,200	71,146
Allakos Inc.[1,2]	683,880	65,215
CONMED Corp.	581,200	64,996
Integra LifeSciences Holdings Corp.[1]	906,825	52,850
Mani, Inc.[3]	1,632,529	46,675
Cortexyme, Inc.[1,2]	695,324	39,035
iRhythm Technologies, Inc.[1]	515,500	35,100
PRA Health Sciences, Inc.[1]	306,100	34,023
New Frontier Health Corp., Class A1,3,4	2,680,000	26,666
Other securities		290,189
		1,023,344

Information technology 18.84%
Cree, Inc.[1]	1,199,900	55,375
Ceridian HCM Holding Inc.[1]	799,400	54,263
Net One Systems Co., Ltd.[3]	1,556,965	40,002
Network International Holdings PLC[1,3]	4,570,562	38,792
Avast PLC[3]	5,839,000	35,104
Alteryx, Inc., Class A1	340,000	34,024
SimCorp AS3	297,250	33,776
Bechtle AG, non-registered shares[3]	226,305	31,756
Carel Industries SpA[2,3]	1,947,251	30,292
Qorvo, Inc.[1]	241,800	28,104
Appfolio, Inc., Class A1	251,270	27,627
Other securities		461,432
		870,547

Industrials 14.87%
International Container Terminal Services, Inc.[3]	23,981,620	60,824
Nihon M&A Center Inc.[3]	1,710,692	59,090
VARTA AG, non-registered shares[1,3]	280,402	38,232
Meggitt PLC[3]	3,321,300	28,942
Tomra Systems ASA[3]	857,587	27,197
Marel hf., non-registered shares (ISK denominated)[3]	4,899,903	24,908
Marel hf., non-registered shares (EUR denominated)[1,3]	333,333	1,705
Other securities		445,981
		686,879

Consumer discretionary 14.63%
frontdoor, inc.[1]	1,355,200	64,264
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	57,947
Helen of Troy Ltd.[1]	283,000	50,881
Mattel, Inc.[1,2]	3,338,800	45,241
Wyndham Hotels & Resorts, Inc.	631,500	39,664
Five Below, Inc.[1]	305,000	38,997
Melco International Development Ltd.[3]	12,619,000	35,517
GVC Holdings PLC[3]	2,934,000	34,409
Thor Industries, Inc.	446,000	33,133
Other securities		275,830
		675,883

American Funds Insurance Series	49

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Financials 7.69%
Cannae Holdings, Inc.[1]	1,625,000	$60,434
Kotak Mahindra Bank Ltd.[3]	2,448,225	57,742
Essent Group Ltd.	750,841	39,036
Trupanion, Inc.[1,2]	973,800	36,479
IndusInd Bank Ltd.[3]	1,579,646	33,434
Other securities		128,424
		355,549

Real estate 3.98%
Altus Group Ltd.	932,800	27,268
MGM Growth Properties LLC REIT, Class A	864,500	26,773
Embassy Office Parks REIT[3]	4,509,000	26,767
Other securities		102,925
		183,733

Materials 3.89%
Allegheny Technologies Inc.[1]	1,413,900	29,211
Other securities		150,334
		179,545

Communication services 3.16%
Altice Europe NV, Class A1,3	4,363,000	28,195
Other securities		117,732
		145,927

Consumer staples 2.66%
Other securities		123,044

Energy 1.58%
Other securities		73,080

Utilities 1.39%
ENN Energy Holdings Ltd.[3]	4,262,900	46,609
Other securities		17,485
		64,094

Total common stocks (cost: $3,225,972,000)		4,381,625

Preferred securities 1.02%
Other 1.02%
Other securities		47,209

Total preferred securities (cost: $36,660,000)		47,209

Rights & warrants 0.00%
Health care 0.00%
Other securities		53

Total rights & warrants (cost: $0)		53

50	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.03%	Shares	Value (000)
Money market investments 6.03%
Capital Group Central Cash Fund 1.73%[5]	1,926,005	$192,600
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[5,6]	11,671,469	11,672
Goldman Sachs Financial Square Government Fund 1.50%[5,6]	9,901,092	9,901
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.50%[5,6]	13,138,720	13,139
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[5,6]	51,521,183	51,521
		278,833

Total short-term securities (cost: $278,593,000)		278,833
Total investment securities 101.89% (cost: $3,541,225,000)		4,707,720
Other assets less liabilities (1.89)%		(87,447)

Net assets 100.00%		$4,620,273

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $44,058,000, an aggregate cost of $37,986,000, and which represented .95% of the net assets of the fund) were acquired from 5/1/2015 to 12/26/2019 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.28%
Health care 0.28%
NuCana PLC (ADR)[1,2]	2,067,724	15,980	—	2,083,704	$—	$(17,366)	$—	$12,711

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $102,111,000, which represented 2.21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,960,603,000, which represented 42.43% of the net assets of the fund. This amount includes $1,889,826,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $41,018,000, which represented .89% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor

See notes to financial statements.

American Funds Insurance Series	51

Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.25%	Shares	Value (000)
Information technology 25.15%
Microsoft Corp.	10,468,400	$1,650,867
Broadcom Inc.	2,430,100	767,960
ASML Holding NV (New York registered)	1,161,800	343,823
ASML Holding NV1	985,000	293,343
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	30,792,000	341,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	140,578
Visa Inc., Class A	2,256,600	424,015
RingCentral, Inc., Class A2	1,557,200	262,653
ServiceNow, Inc.[2]	921,500	260,158
Intel Corp.	4,013,000	240,178
Autodesk, Inc.[2]	1,096,000	201,072
Fiserv, Inc.[2]	1,573,600	181,955
Workday, Inc., Class A2	987,000	162,312
Mastercard Inc., Class A	538,000	160,641
Other securities		1,729,830
		7,160,390

Communication services 18.20%
Facebook, Inc., Class A2	7,578,400	1,555,467
Netflix, Inc.[2]	3,251,160	1,051,978
Alphabet Inc., Class C2	552,300	738,436
Alphabet Inc., Class A2	157,500	210,954
Charter Communications, Inc., Class A2	946,280	459,021
T-Mobile US, Inc.[2]	4,885,000	383,082
Activision Blizzard, Inc.	6,317,500	375,386
Comcast Corp., Class A	5,135,900	230,961
Other securities		175,162
		5,180,447

Health care 16.70%
UnitedHealth Group Inc.	3,190,800	938,031
Intuitive Surgical, Inc.[2]	1,049,100	620,176
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	503,519
Humana Inc.	1,269,500	465,297
Vertex Pharmaceuticals Inc.[2]	1,434,579	314,101
Boston Scientific Corp.[2]	5,085,000	229,944
Centene Corp.[2]	3,484,800	219,089
Thermo Fisher Scientific Inc.	534,500	173,643
Cigna Corp.	739,902	151,303
Seattle Genetics, Inc.[2]	1,248,154	142,614
Other securities		995,508
		4,753,225

Consumer discretionary 11.29%
Amazon.com, Inc.[2]	557,016	1,029,276
Tesla, Inc.[2]	1,908,500	798,383
Home Depot, Inc.	1,206,000	263,366
Other securities		1,122,701
		3,213,726

Financials 8.49%
Goldman Sachs Group, Inc.	1,052,400	241,978
JPMorgan Chase & Co.	1,343,000	187,214
Wells Fargo & Co.	3,011,800	162,035
Legal & General Group PLC[1]	40,158,246	161,788
First Republic Bank	1,376,000	161,611
PNC Financial Services Group, Inc.	919,800	146,828
Bank of America Corp.	4,015,000	141,408
Intercontinental Exchange, Inc.	1,490,900	137,983
Other securities		1,075,635
		2,416,480

52	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 6.44%
TransDigm Group Inc.	689,000	$385,840
MTU Aero Engines AG1	1,034,033	295,275
CSX Corp.	1,882,200	136,196
Airbus SE, non-registered shares[1]	920,327	135,028
Other securities		882,578
		1,834,917

Materials 2.83%
Other securities		806,455

Consumer staples 2.72%
Altria Group, Inc.	3,140,182	156,727
Costco Wholesale Corp.	522,900	153,691
Kerry Group PLC, Class A1	1,100,000	136,951
Other securities		326,896
		774,265

Energy 2.45%
Other securities		698,230

Real estate 1.71%
Equinix, Inc. REIT	440,100	256,887
Other securities		229,970
		486,857

Utilities 0.27%
Other securities		77,731

Total common stocks (cost: $14,882,833,000)		27,402,723

Convertible bonds 0.09%	Principal amount (000)
Consumer staples 0.09%
Other securities		25,000

Total convertible bonds (cost: $25,000,000)		25,000

Short-term securities 3.87%	Shares
Money market investments 3.87%
Capital Group Central Cash Fund 1.73%[3]	11,024,924	1,102,492

Total short-term securities (cost: $1,102,383,000)		1,102,492
Total investment securities 100.21% (cost: $16,010,216,000)		28,530,215
Other assets less liabilities (0.21)%		(60,556)

Net assets 100.00%		$28,469,659

American Funds Insurance Series	53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $38,849,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,186,070,000, which represented 7.68% of the net assets of the fund. This amount includes $2,122,221,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

54	American Funds Insurance Series

International Fund

Summary investment portfolio December 31, 2019

Common stocks 92.87%	Shares	Value (000)
Financials 16.40%
AIA Group Ltd.[1]	40,985,700	$431,237
HDFC Bank Ltd.[1]	17,086,200	304,509
HDFC Bank Ltd. (ADR)	531,294	33,668
Kotak Mahindra Bank Ltd.[1]	8,121,048	191,537
Axis Bank Ltd.[1]	7,270,300	75,310
Axis Bank Ltd.[1,2]	3,222,055	34,069
BNP Paribas SA1	1,722,058	102,509
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,867,600	81,355
Other securities		398,032
		1,652,226

Consumer discretionary 13.95%
Alibaba Group Holding Ltd. (ADR)[3]	1,635,100	346,805
Sony Corp.[1]	2,051,700	139,653
MercadoLibre, Inc.[3]	190,000	108,669
Meituan Dianping, Class B1,3	7,500,347	98,223
Kering SA1	139,238	91,726
Galaxy Entertainment Group Ltd.[1]	11,306,000	83,334
Ryohin Keikaku Co., Ltd.[1]	3,319,000	77,413
Other securities		460,340
		1,406,163

Industrials 13.85%
Airbus SE, non-registered shares[1]	2,723,949	399,652
Recruit Holdings Co., Ltd.[1]	3,871,300	145,678
Melrose Industries PLC[1]	37,984,233	121,412
Safran SA1	523,100	81,088
Rheinmetall AG1	639,400	73,528
Rolls-Royce Holdings PLC[1,3]	8,080,688	73,172
Knorr-Bremse AG, non-registered shares[1]	703,099	71,566
Komatsu Ltd.[1]	2,880,500	69,061
Other securities		360,594
		1,395,751

Health care 12.43%
Novartis AG1	2,624,133	248,617
Daiichi Sankyo Co., Ltd.[1]	2,160,000	142,631
Chugai Pharmaceutical Co., Ltd.[1]	1,243,500	114,531
Takeda Pharmaceutical Co. Ltd.[1]	2,859,865	113,302
Grifols, SA, Class A, non-registered shares[1]	2,656,981	93,813
Grifols, SA, Class B (ADR)	793,690	18,485
Alcon Inc.[1,3]	1,903,239	107,818
Fresenius SE & Co. KGaA[1]	1,819,000	102,675
Teva Pharmaceutical Industries Ltd. (ADR)[3]	7,216,598	70,723
Other securities		239,573
		1,252,168

Information technology 7.24%
ASML Holding NV1	682,174	203,158
Samsung Electronics Co., Ltd.[1]	3,702,250	178,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	68,474
Other securities		279,537
		729,559

Materials 6.73%
Vale SA, ordinary nominative (ADR)	15,349,717	202,616
Vale SA, ordinary nominative	102,481	1,358
Asahi Kasei Corp.[1]	12,779,780	143,397
Other securities		330,520
		677,891

American Funds Insurance Series	55

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 6.72%
Pernod Ricard SA1	785,326	$140,578
Nestlé SA1	1,142,100	123,731
Kirin Holdings Co., Ltd.[1]	4,041,800	88,154
KOSÉ Corp.[1]	458,100	66,954
Other securities		257,726
		677,143

Communication services 4.91%
SoftBank Group Corp.[1]	4,168,200	181,469
Tencent Holdings Ltd.[1]	2,555,987	123,297
Altice Europe NV, Class A1,3	13,236,760	85,540
Other securities		104,327
		494,633

Energy 4.86%
Reliance Industries Ltd.[1]	5,591,364	118,767
Royal Dutch Shell PLC, Class B1	2,148,307	64,014
Oil Search Ltd.[1]	13,449,600	68,611
Other securities		238,598
		489,990

Utilities 3.56%
ENN Energy Holdings Ltd.[1]	14,004,000	153,115
China Gas Holdings Ltd.[1]	24,134,000	90,467
E.ON SE1	7,101,000	75,944
Other securities		39,455
		358,981

Real estate 2.22%
China Overseas Land & Investment Ltd.[1]	23,746,000	92,741
Other securities		130,568
		223,309

Total common stocks (cost: $6,922,555,000)		9,357,814

Preferred securities 1.20%
Health care 0.70%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	70,526

Financials 0.50%
Other securities		50,234

Total preferred securities (cost: $99,792,000)		120,760

Rights & warrants 0.23%
Health care 0.23%
Other securities		22,939

Total rights & warrants (cost: $13,238,000)		22,939

Bonds, notes & other debt instruments 0.44%	Principal amount (000)
Corporate bonds & notes 0.33%
Other 0.33%
Other securities		33,135

56	American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Bonds & notes of governments outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Other securities		$11,194

Total bonds, notes & other debt instruments (cost: $38,713,000)		44,329

Short-term securities 5.41%	Shares
Money market investments 5.41%
Capital Group Central Cash Fund 1.73%[4]	5,444,569	544,457

Total short-term securities (cost: $544,206,000)		544,457
Total investment securities 100.15% (cost: $7,618,504,000)		10,090,299
Other assets less liabilities (0.15)%		(14,868)

Net assets 100.00%		$10,075,431

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,827,000, which represented .49% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 12/31/2019
(000)	(000)	Counterparty	date	(000)
USD17,024	GBP12,948	Barclays Bank PLC	1/9/2020	$(131)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $8,247,137,000, which represented 81.85% of the net assets of the fund. This amount includes $8,199,688,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 12/31/2019.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Axis Bank Ltd.	11/14/2017	$17,232	$34,069.34%

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	57

New World Fund

Summary investment portfolio December 31, 2019

Common stocks 88.36%	Shares	Value (000)
Information technology 23.02%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,405,000	$104,155
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	250,000	14,525
PagSeguro Digital Ltd., Class A2	2,921,023	99,782
Microsoft Corp.	538,524	84,925
StoneCo Ltd., Class A2	1,780,826	71,037
Keyence Corp.[1]	140,000	49,553
Broadcom Inc.	156,350	49,410
Visa Inc., Class A	223,400	41,977
PayPal Holdings, Inc.[2]	353,000	38,184
EPAM Systems, Inc.[2]	158,100	33,543
Adobe Inc.[2]	100,400	33,113
Largan Precision Co., Ltd.[1]	181,000	30,243
Autodesk, Inc.[2]	146,100	26,804
Mastercard Inc., Class A	79,800	23,827
Halma PLC[1]	843,000	23,666
Other securities		140,773
		865,517

Financials 13.11%
HDFC Bank Ltd.[1]	4,410,200	78,598
Kotak Mahindra Bank Ltd.[1]	2,942,900	69,409
B3 SA - Brasil, Bolsa, Balcao	5,593,400	59,748
AIA Group Ltd.[1]	5,316,600	55,939
Sberbank of Russia PJSC (ADR)[1]	1,371,100	22,560
Sberbank of Russia PJSC (ADR)	682,500	11,193
HDFC Life Insurance Co. Ltd.[1]	3,387,520	29,718
XP Inc., Class A2	725,900	27,962
Bank Central Asia Tbk PT1	9,869,000	23,709
Other securities		114,102
		492,938

Energy 9.90%
Reliance Industries Ltd.[1]	11,548,513	245,304
Royal Dutch Shell PLC, Class B1	1,126,400	33,564
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	22,778
Other securities		70,542
		372,188

Health care 9.15%
Notre Dame Intermédica Participações SA	2,800,868	47,520
BioMarin Pharmaceutical Inc.[2]	389,600	32,941
Carl Zeiss Meditec AG, non-registered shares[1]	216,552	27,619
AstraZeneca PLC[1]	269,800	26,993
Yunnan Baiyao Group Co., Ltd., Class A1	2,000,000	25,699
Abbott Laboratories	263,000	22,844
Illumina, Inc.[2]	67,000	22,227
Other securities		138,229
		344,072

Materials 8.32%
Vale SA, ordinary nominative	2,881,660	38,182
Vale SA, ordinary nominative (ADR)	1,976,000	26,083
Freeport-McMoRan Inc.	3,945,000	51,758
Fortescue Metals Group Ltd.[1]	4,618,395	34,809
UPM-Kymmene Oyj[1]	894,000	30,984
First Quantum Minerals Ltd.	2,305,000	23,377
Other securities		107,595
		312,788

58	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer discretionary 7.02%
Alibaba Group Holding Ltd.[1,2]	1,355,096	$36,032
Alibaba Group Holding Ltd. (ADR)[2]	30,300	6,427
Melco Resorts & Entertainment Ltd. (ADR)	931,500	22,514
Marriott International, Inc., Class A	144,800	21,927
Other securities		177,095
		263,995

Communication services 5.88%
Facebook, Inc., Class A2	268,000	55,007
Alphabet Inc., Class C2	23,220	31,046
Alphabet Inc., Class A2	10,000	13,394
Other securities		121,865
		221,312

Consumer staples 5.58%
Kweichow Moutai Co., Ltd., Class A1	334,161	56,813
Nestlé SA1	333,296	36,108
Treasury Wine Estates Ltd.[1]	2,885,454	32,974
Other securities		83,858
		209,753

Industrials 4.40%
Airbus SE, non-registered shares[1]	276,729	40,601
Shanghai International Airport Co., Ltd., Class A1	2,014,760	22,791
Nidec Corp.[1]	165,000	22,540
Other securities		79,556
		165,488

Real estate 1.09%
Other securities		41,216

Utilities 0.89%
Other securities		33,336

Total common stocks (cost: $2,372,140,000)		3,322,603

Preferred securities 1.90%
Industrials 0.65%
Azul SA, preferred nominative (ADR)[2]	433,223	18,542
Azul SA, preferred nominative[2]	419,250	6,074
		24,616

Other 1.25%
Other securities		46,788

Total preferred securities (cost: $50,498,000)		71,404

Rights & warrants 0.70%
Other 0.70%
Other securities		26,479

Total rights & warrants (cost: $15,629,000)		26,479

Bonds, notes & other debt instruments 2.57%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.35%
Other securities		88,624

American Funds Insurance Series	59

New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 0.22%
Other 0.22%
Other securities		$8,190

Total corporate bonds & notes		8,190
Total bonds, notes & other debt instruments (cost: $92,583,000)		96,814

Short-term securities 6.56%	Shares
Money market investments 6.35%
Capital Group Central Cash Fund 1.73%[3]	2,386,731	238,673

	Principal amount (000)
Other short-term securities 0.21%
Other securities		7,930

Total short-term securities (cost: $251,630,000)		246,603
Total investment securities 100.09% (cost: $2,782,480,000)		3,763,903
Other assets less liabilities (0.09)%		(3,492)

Net assets 100.00%		$3,760,411

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $61,434,000, which represented 1.63% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

“Other securities” also includes securities on loan. The total value of securities on loan was $2,679,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,928,580,000, which represented 51.29% of the net assets of the fund. This amount includes $1,899,554,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

60	American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2019

Common stocks 96.37%	Shares	Value (000)
Health care 21.60%
Abbott Laboratories	5,266,500	$457,448
UnitedHealth Group Inc.	1,137,000	334,255
AbbVie Inc.	3,603,660	319,068
Amgen Inc.	1,194,510	287,961
Gilead Sciences, Inc.	2,845,712	184,914
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	101,271
Humana Inc.	259,000	94,929
Medtronic PLC	700,000	79,415
Other securities		146,171
		2,005,432

Information technology 15.66%
Microsoft Corp.	2,469,200	389,393
QUALCOMM Inc.	2,846,800	251,173
Broadcom Inc.	575,100	181,743
Apple Inc.	400,000	117,460
Mastercard Inc., Class A	337,000	100,625
Intel Corp.	1,680,000	100,548
Texas Instruments Inc.	780,000	100,066
Accenture PLC, Class A	400,000	84,228
Automatic Data Processing, Inc.	338,500	57,715
Other securities		70,326
		1,453,277

Energy 13.73%
Exxon Mobil Corp.	4,883,200	340,750
EOG Resources, Inc.	3,208,800	268,769
Diamondback Energy, Inc.	1,320,033	122,578
Schlumberger Ltd.	2,602,000	104,600
Baker Hughes Co., Class A	3,942,000	101,034
Concho Resources Inc.	859,500	75,266
TC Energy Corp.	1,350,000	71,969
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	68,006
Other securities		121,236
		1,274,208

Consumer staples 10.82%
Philip Morris International Inc.	3,005,600	255,747
British American Tobacco PLC (ADR)	4,935,830	209,575
Constellation Brands, Inc., Class A	793,100	150,491
Costco Wholesale Corp.	273,000	80,240
Coca-Cola Co.	1,387,000	76,770
Altria Group, Inc.	1,500,000	74,865
Other securities		156,377
		1,004,065

Industrials 9.91%
CSX Corp.	3,628,500	262,558
General Dynamics Corp.	1,421,634	250,705
Illinois Tool Works Inc.	650,000	116,760
Airbus Group SE (ADR)	2,639,000	96,983
United Technologies Corp.	500,000	74,880
Union Pacific Corp.	400,000	72,316
Other securities		45,917
		920,119

American Funds Insurance Series	61

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Communication services 6.88%
Facebook, Inc., Class A1	1,339,800	$274,994
Alphabet Inc., Class A1	103,775	138,995
Alphabet Inc., Class C1	3,000	4,011
Verizon Communications Inc.	1,604,500	98,516
Comcast Corp., Class A	1,970,000	88,591
Other securities		33,749
		638,856

Financials 5.12%
JPMorgan Chase & Co.	1,309,000	182,475
Wells Fargo & Co.	1,500,000	80,700
U.S. Bancorp	1,000,000	59,290
Other securities		152,813
		475,278

Consumer discretionary 4.87%
Lowe’s Cos., Inc.	1,314,975	157,481
McDonald’s Corp.	500,000	98,805
Other securities		196,078
		452,364

Utilities 3.10%
Public Service Enterprise Group Inc.	2,594,000	153,176
American Electric Power Co., Inc.	600,000	56,706
Other securities		78,146
		288,028

Real estate 2.35%
Other securities		217,896

Materials 2.33%
Linde PLC	884,700	188,353
Other securities		27,638
		215,991

Total common stocks (cost: $6,823,043,000)		8,945,514

Rights & warrants 0.14%
Financials 0.14%
Other securities		13,179

Total rights & warrants (cost: $19,905,000)		13,179

Convertible stocks 0.06%
Health care 0.06%
Other securities		5,777

Total convertible stocks (cost: $4,979,000)		5,777

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities 3.37%	Shares	Value (000)
Money market investments 3.37%
Capital Group Central Cash Fund 1.73%[2]	3,124,623	$312,462

Total short-term securities (cost: $312,432,000)		312,462
Total investment securities 99.94% (cost: $7,160,359,000)		9,276,932
Other assets less liabilities 0.06%		5,429

Net assets 100.00%		$9,282,361

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	63

Global Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 96.65%	Shares	Value (000)
Information technology 15.69%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,650,800	$95,803
Microsoft Corp.	281,000	44,314
PagSeguro Digital Ltd., Class A2	1,128,752	38,558
Broadcom Inc.	121,200	38,302
Apple Inc.	112,390	33,003
ASML Holding NV1	70,000	20,847
Other securities		64,750
		335,577

Industrials 12.59%
Airbus SE, non-registered shares[1]	623,200	91,434
CCR SA, ordinary nominative	7,680,800	36,240
Lockheed Martin Corp.	66,000	25,699
Safran SA1	123,500	19,144
Rheinmetall AG1	151,500	17,422
Boeing Co.	49,400	16,093
Other securities		63,201
		269,233

Financials 11.87%
Sberbank of Russia PJSC (ADR)[1]	1,710,000	28,136
AIA Group Ltd.[1]	2,503,000	26,336
HDFC Bank Ltd.[1]	1,288,000	22,955
Toronto-Dominion Bank (CAD denominated)	300,700	16,865
DBS Group Holdings Ltd.[1]	803,000	15,478
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,195,000	14,156
CME Group Inc., Class A	70,000	14,050
Sony Financial Holdings Inc.[1]	550,000	13,165
Other securities		102,601
		253,742

Consumer discretionary 9.58%
LVMH Moët Hennessy-Louis Vuitton SE1	56,200	26,174
Home Depot, Inc.	75,500	16,488
Norwegian Cruise Line Holdings Ltd.[2]	275,000	16,063
Flutter Entertainment PLC[1]	124,000	15,143
Alibaba Group Holding Ltd.[1,2]	558,400	14,848
Other securities		116,164
		204,880

Health care 9.36%
UnitedHealth Group Inc.	86,300	25,370
AstraZeneca PLC[1]	167,000	16,708
Boston Scientific Corp.[2]	351,000	15,872
Merck & Co., Inc.	169,850	15,448
Abbott Laboratories	171,000	14,853
Novartis AG1	148,000	14,022
Fleury SA, ordinary nominative	1,750,000	13,281
Other securities		84,510
		200,064

Communication services 8.45%
Nintendo Co., Ltd.[1]	235,700	95,140
Alphabet Inc., Class A2	21,800	29,199
Alphabet Inc., Class C2	7,000	9,359
Comcast Corp., Class A	296,000	13,311
Other securities		33,697
		180,706

64	American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)
Materials 7.57%
Fortescue Metals Group Ltd.[1]	4,763,816	$35,905
Freeport-McMoRan Inc.	2,499,000	32,787
Vale SA, ordinary nominative	2,220,000	29,415
Koninklijke DSM NV1	109,000	14,228
Other securities		49,629
		161,964

Energy 6.53%
Reliance Industries Ltd.[1]	2,714,148	57,652
Gazprom PJSC (ADR)[1]	3,431,000	28,254
Other securities		53,777
		139,683

Utilities 5.79%
E.ON SE1	3,644,000	38,972
Ørsted AS1	345,482	35,794
Enel SpA[1]	3,539,000	28,154
Other securities		20,931
		123,851

Real estate 5.19%
MGM Growth Properties LLC REIT, Class A	1,101,200	34,104
Gaming and Leisure Properties, Inc. REIT	425,000	18,296
Alexandria Real Estate Equities, Inc. REIT	103,000	16,643
Other securities		42,014
		111,057

Consumer staples 4.03%
Nestlé SA1	324,275	35,131
Other securities		50,996
		86,127

Total common stocks (cost: $1,433,746,000)		2,066,884

Preferred securities 0.37%
Financials 0.37%
Other securities		7,892

Total preferred securities (cost: $6,929,000)		7,892

Bonds, notes & other debt instruments 1.63%	Principal amount (000)
Corporate bonds & notes 1.63%
Communication services 1.63%
Sprint Corp. 7.25% 2021	$33,000	34,957

Total bonds, notes & other debt instruments (cost: $32,020,000)		34,957

Short-term securities 1.34%	Shares
Money market investments 1.34%
Capital Group Central Cash Fund 1.73%[3]	285,611	28,561

Total short-term securities (cost: $28,489,000)		28,561
Total investment securities 99.99% (cost: $1,501,184,000)		2,138,294
Other assets less liabilities 0.01%		189

Net assets 100.00%		$2,138,483

American Funds Insurance Series	65

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD7,235	AUD10,500	Citibank	1/17/2020	$(137)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,146,095,000, which represented 53.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

USD/$ = U.S. dollars

See notes to financial statements.

66	American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2019

Common stocks 94.10%	Shares	Value (000)
Health care 16.21%
UnitedHealth Group Inc.	3,133,668	$921,236
Abbott Laboratories	6,789,069	589,698
Amgen Inc.	2,000,500	482,261
Gilead Sciences, Inc.	6,917,600	449,506
Eli Lilly and Co.	2,892,600	380,174
Merck & Co., Inc.	3,338,880	303,671
Cigna Corp.	1,327,418	271,444
AstraZeneca PLC[1]	1,643,500	164,430
AstraZeneca PLC (ADR)	1,228,600	61,258
Other securities		2,215,742
		5,839,420

Information technology 15.04%
Microsoft Corp.	9,454,500	1,490,975
Broadcom Inc.	2,152,434	680,212
Intel Corp.	6,651,600	398,098
Texas Instruments Inc.	2,127,082	272,883
Accenture PLC, Class A	1,067,900	224,868
Visa Inc., Class A	1,160,200	218,002
Mastercard Inc., Class A	710,000	211,999
Other securities		1,923,211
		5,420,248

Communication services 12.02%
Facebook, Inc., Class A2	6,826,100	1,401,057
Netflix, Inc.[2]	2,352,425	761,174
Alphabet Inc., Class C2	296,784	396,806
Alphabet Inc., Class A2	247,980	332,142
Comcast Corp., Class A	6,693,400	301,002
Charter Communications, Inc., Class A2	438,369	212,644
Verizon Communications Inc.	3,379,400	207,495
Other securities		719,670
		4,331,990

Financials 10.86%
JPMorgan Chase & Co.	4,005,030	558,301
CME Group Inc., Class A	1,642,100	329,602
Intercontinental Exchange, Inc.	3,183,555	294,638
Willis Towers Watson PLC	1,314,000	265,349
Aon PLC, Class A	1,214,800	253,031
Nasdaq, Inc.	2,129,600	228,080
Bank of New York Mellon Corp.	4,159,300	209,338
Other securities		1,773,710
		3,912,049

Industrials 10.57%
Airbus SE, non-registered shares[1]	2,904,564	426,151
BWX Technologies, Inc.[3]	5,414,670	336,143
TransDigm Group Inc.	578,800	324,128
Northrop Grumman Corp.	733,200	252,199
General Dynamics Corp.	1,381,600	243,645
Equifax Inc.	1,386,600	194,290
Other securities		2,031,239
		3,807,795

American Funds Insurance Series	67

Growth-Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.10%
Coca-Cola Co.	7,316,100	$404,946
British American Tobacco PLC[1]	8,069,260	343,793
British American Tobacco PLC (ADR)	479,440	20,357
Keurig Dr Pepper Inc.	7,241,735	209,648
Carlsberg A/S, Class B1	1,390,224	207,388
Other securities		1,372,011
		2,558,143

Energy 6.94%
Exxon Mobil Corp.	6,274,200	437,814
EOG Resources, Inc.	3,943,800	330,333
Chevron Corp.	2,485,800	299,564
Enbridge Inc. (CAD denominated)	7,486,412	297,658
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	284,748
Other securities		849,638
		2,499,755

Consumer discretionary 5.06%
Amazon.com, Inc.[2]	297,400	549,548
Other securities		1,274,385
		1,823,933

Materials 4.83%
Celanese Corp.	3,243,233	399,307
Linde PLC	1,152,000	245,261
Other securities		1,096,901
		1,741,469

Real estate 2.97%
Equinix, Inc. REIT	533,800	311,579
Crown Castle International Corp. REIT	2,071,500	294,464
Other securities		462,520
		1,068,563

Utilities 2.45%
Sempra Energy	1,784,000	270,241
Other securities		610,705
		880,946

Mutual funds 0.05%
Other securities		16,337

Total common stocks (cost: $23,281,968,000)		33,900,648

Convertible stocks 0.51%
Real estate 0.24%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	67,900	87,030

Health care 0.16%
Other securities		58,952

Information technology 0.11%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	38,755

Total convertible stocks (cost: $162,141,000)		184,737

68	American Funds Insurance Series

Growth-Income Fund

Bonds, notes & other debt instruments 0.02%	Principal amount (000)	Value (000)
Corporate bonds & notes 0.02%
Energy 0.02%
Other securities		$5,722

Total bonds, notes & other debt instruments (cost: $5,266,000)		5,722

Short-term securities 5.39%	Shares
Money market investments 5.39%
Capital Group Central Cash Fund 1.73%[4]	19,405,997	1,940,600

Total short-term securities (cost: $1,939,508,000)		1,940,600
Total investment securities 100.02% (cost: $25,388,883,000)		36,031,707
Other assets less liabilities (0.02)%		(5,441)

Net assets 100.00%		$36,026,266

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $5,722,000, which represented .02% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 0.93%
Industrials 0.93%
BWX Technologies, Inc.	5,290,948	489,900	366,178	5,414,670	$(1,021)	$128,124	$3,592	$336,143

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,637,561,000, which represented 10.10% of the net assets of the fund. This amount includes $3,621,224,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	69

International Growth and Income Fund

Summary investment portfolio December 31, 2019

Common stocks 88.41%	Shares	Value (000)
Financials 16.74%
HDFC Bank Ltd.[1]	2,457,600	$43,799
Zurich Insurance Group AG1	92,200	37,815
AIA Group Ltd.[1]	2,338,600	24,606
Banco Santander, SA1	4,834,538	20,413
ING Groep NV1	1,367,000	16,429
Sony Financial Holdings Inc.[1]	660,400	15,808
Prudential PLC[1]	738,000	14,200
Bank Rakyat Indonesia (Persero) Tbk PT1	43,843,000	13,837
DBS Group Holdings Ltd.[1]	558,000	10,756
Haci Ömer Sabanci Holding AS1	6,520,900	10,463
Other securities		43,052
		251,178

Industrials 10.95%
Airbus SE, non-registered shares[1]	216,160	31,715
Shanghai International Airport Co., Ltd., Class A1	2,590,033	29,298
ASSA ABLOY AB, Class B1	681,100	15,916
Komatsu Ltd.[1]	629,600	15,095
Airports of Thailand PCL, foreign registered[1]	5,250,000	12,974
SMC Corp.[1]	23,300	10,651
Adani Ports & Special Economic Zone Ltd.[1]	1,975,327	10,135
Other securities		38,511
		164,295

Consumer discretionary 10.51%
Luckin Coffee Inc., Class A (ADR)[2]	987,340	38,862
Sony Corp.[1]	430,000	29,269
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	22,355
Kering SA1	29,000	19,104
Galaxy Entertainment Group Ltd.[1]	2,365,000	17,432
Alibaba Group Holding Ltd. (ADR)[2]	79,100	16,777
Other securities		13,788
		157,587

Health care 9.46%
Novartis AG1	502,545	47,612
Daiichi Sankyo Co., Ltd.[1]	561,000	37,044
Takeda Pharmaceutical Co. Ltd.[1]	518,353	20,536
Fresenius SE & Co. KGaA[1]	275,800	15,568
Other securities		21,085
		141,845

Energy 7.44%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,147,691	63,839
Royal Dutch Shell PLC, Class B1	138,000	4,112
TOTAL SA1	404,534	22,356
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,814
Canadian Natural Resources, Ltd.	92,000	2,976
Other securities		9,504
		111,601

Utilities 6.31%
E.ON SE1	3,488,000	37,304
ENN Energy Holdings Ltd.[1]	1,658,000	18,128
Other securities		39,281
		94,713

70	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Materials 6.11%
Rio Tinto PLC[1]	658,800	$39,144
Kansai Paint Co., Ltd.[1]	512,000	12,514
Air Liquide SA, non-registered shares[1]	79,200	11,256
Other securities		28,698
		91,612

Information technology 5.64%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,804,000	31,053
Tokyo Electron Ltd.[1]	96,500	21,206
ASML Holding NV1	47,800	14,235
Samsung Electronics Co., Ltd.[1]	259,000	12,480
Other securities		5,577
		84,551

Consumer staples 5.21%
British American Tobacco PLC[1]	548,402	23,365
Pernod Ricard SA1	128,650	23,029
Coca-Cola Icecek AS, Class C1	2,631,000	17,131
Other securities		14,657
		78,182

Communication services 5.15%
Singapore Telecommunications Ltd.[1]	9,429,449	23,646
SoftBank Group Corp.[1]	487,600	21,229
Yandex NV, Class A2	470,000	20,440
Other securities		12,003
		77,318

Real estate 4.89%
Sun Hung Kai Properties Ltd.[1]	2,061,500	31,622
CK Asset Holdings Ltd.[1]	2,626,000	19,032
China Overseas Land & Investment Ltd.[1]	3,944,000	15,403
Other securities		7,322
		73,379

Total common stocks (cost: $1,069,560,000)		1,326,261

Preferred securities 2.10%
Financials 1.83%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,993,550	27,391

Energy 0.27%
Other securities		4,072

Total preferred securities (cost: $26,377,000)		31,463

Bonds, notes & other debt instruments 1.12%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.58%
Bonds & notes of governments & government agencies outside the U.S. 0.58%
Other securities		8,743

Corporate bonds & notes 0.54%
Other 0.54%
Other securities		8,076

Total bonds, notes & other debt instruments (cost: $15,646,000)		16,819

American Funds Insurance Series	71

International Growth and Income Fund

Short-term securities 8.54%	Shares	Value (000)
Money market investments 8.54%
Capital Group Central Cash Fund 1.73%[3]	1,280,263	$128,026

Total short-term securities (cost: $127,980,000)		128,026
Total investment securities 100.17% (cost: $1,239,563,000)		1,502,569
Other assets less liabilities (0.17)%		(2,483)

Net assets 100.00%		$1,500,086

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security (with a value of $1,931,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD1,609	GBP1,223	Bank of America	1/9/2020	$(11)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,211,171,000, which represented 80.74% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 12/31/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See notes to financial statements.

72	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio December 31, 2019

Common stocks 68.57%	Shares	Value (000)
Consumer staples 10.33%
Philip Morris International Inc.	188,220	$16,016
British American Tobacco PLC[1]	307,500	13,101
Diageo PLC[1]	303,200	12,777
Coca-Cola Co.	225,000	12,454
Carlsberg A/S, Class B1	72,426	10,804
Altria Group, Inc.	205,470	10,255
Nestlé SA1	69,277	7,505
Imperial Brands PLC[1]	291,600	7,225
Other securities		13,015
		103,152

Information technology 9.62%
Microsoft Corp.	119,020	18,769
Broadcom Inc.	51,500	16,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,366,800	15,137
Intel Corp.	221,100	13,233
QUALCOMM Inc.	123,400	10,888
Other securities		21,730
		96,032

Financials 8.43%
CME Group Inc., Class A	66,166	13,281
Zurich Insurance Group AG1	31,098	12,755
JPMorgan Chase & Co.	72,900	10,162
Truist Financial Corp.	152,006	8,561
Sampo Oyj, Class A1	153,061	6,678
Swedbank AB, Class A1	419,333	6,254
Other securities		26,516
		84,207

Real estate 7.88%
American Tower Corp. REIT	81,369	18,700
Crown Castle International Corp. REIT	130,300	18,522
Link Real Estate Investment Trust REIT[1]	848,000	9,003
CK Asset Holdings Ltd.[1]	971,500	7,041
Other securities		25,386
		78,652

Energy 6.06%
Royal Dutch Shell PLC, Class B1	661,840	19,721
Royal Dutch Shell PLC, Class B (ADR)	8,500	510
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	101	3
Enbridge Inc. (CAD denominated)	458,570	18,233
Chevron Corp.	57,700	6,953
Other securities		15,110
		60,530

Health care 5.32%
AstraZeneca PLC[1]	123,900	12,396
AstraZeneca PLC (ADR)	145,100	7,235
GlaxoSmithKline PLC[1]	541,100	12,730
Pfizer Inc.	207,500	8,130
Other securities		12,654
		53,145

Communication services 4.89%
Vodafone Group PLC[1]	6,536,800	12,690
Koninklijke KPN NV1	2,808,662	8,299
Nippon Telegraph and Telephone Corp.[1]	263,000	6,662
Other securities		21,142
		48,793

American Funds Insurance Series	73

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities 4.80%
Enel SpA[1]	2,008,308	$15,977
Edison International	159,800	12,050
SSE PLC[1]	339,756	6,510
Other securities		13,413
		47,950

Industrials 4.52%
Airbus SE, non-registered shares[1]	92,765	13,610
Boeing Co.	21,750	7,085
BOC Aviation Ltd.[1]	646,700	6,570
Other securities		17,891
		45,156

Consumer discretionary 4.07%
Las Vegas Sands Corp.	195,000	13,463
Sands China Ltd.[1]	1,782,000	9,556
Other securities		17,667
		40,686

Materials 2.65%
Dow Inc.	164,133	8,983
Other securities		17,517
		26,500

Total common stocks (cost: $597,003,000)		684,803

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[2]

Total rights & warrants (cost: $1,000)		—	[2]

Convertible stocks 1.61%
Utilities 0.74%
Sempra Energy, Series A, convertible preferred, 6.00% 2021	61,600	7,393

Information technology 0.46%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	4,594

Real estate 0.41%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	3,150	4,038

Total convertible stocks (cost: $13,498,000)		16,025

Bonds, notes & other debt instruments 21.35%	Principal amount (000)
U.S. Treasury bonds & notes 10.37%
U.S. Treasury 9.79%
U.S. Treasury 1.75% 2020	$8,000	8,008
U.S. Treasury 2.00% 2022[3]	15,000	15,159
U.S. Treasury 2.125% 2022	8,800	8,931
U.S. Treasury 2.00% 2025	13,200	13,384
U.S. Treasury 1.875% 2026	6,300	6,331
U.S. Treasury 2.00% 2026	7,500	7,588
U.S. Treasury 0%–3.13% 2021–2049[3]	40,841	38,435
		97,836

74	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Securities 0.50%–0.63% 2023–2028[4]	$5,698	$5,788

Total U.S. Treasury bonds & notes		103,624

Corporate bonds & notes 4.87%
Utilities 0.85%
Edison International 3.55%–5.75% 2024–2028	865	903
Southern California Edison Co. 3.60%–4.13% 2028–2048	694	720
Other securities		6,900
		8,523

Consumer staples 0.69%
Altria Group, Inc. 5.95% 2049	327	396
British American Tobacco PLC 3.22%–4.76% 2026–2049	1,190	1,211
Philip Morris International Inc. 3.375% 2029	450	472
Other securities		4,829
		6,908

Financials 0.68%
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[5]	246	246
Other securities		6,580
		6,826

Information technology 0.65%
Broadcom Inc. 4.75% 2029[6]	490	536
Broadcom Ltd. 3.875% 2027	370	384
Microsoft Corp. 1.55%–2.40% 2021–2022	1,505	1,519
Other securities		4,008
		6,447

Health care 0.53%
AstraZeneca PLC 3.375% 2025	200	212
Other securities		5,106
		5,318

Energy 0.41%
Enbridge Energy Partners, LP 7.375% 2045	73	109
Shell International Finance BV 2.00% 2024	420	419
Other securities		3,548
		4,076

Communication services 0.30%
Vodafone Group PLC 4.25% 2050	75	79
Other securities		2,904
		2,983

Other 0.76%
Other securities		7,557

Total corporate bonds & notes		48,638

Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 4.13%
Freddie Mac 3.01%–3.50% 2045–2049[7,8]	13,624	13,995
Other securities		27,245
		41,240

American Funds Insurance Series	75

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.51%
Other securities		$5,082

Total mortgage-backed obligations		46,322

Asset-backed obligations 1.43%
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,7]	$6,959	6,959
Other securities		7,310

Total asset-backed obligations		14,269

Municipals 0.04%
Other securities		415

Total bonds, notes & other debt instruments (cost: $208,835,000)		213,268

Short-term securities 7.66%	Shares
Money market investments 7.66%
Capital Group Central Cash Fund 1.73%[9]	765,198	76,520

Total short-term securities (cost: $76,393,000)		76,520
Total investment securities 99.19% (cost: $895,730,000)		990,616
Other assets less liabilities 0.81%		8,100

Net assets 100.00%		$998,716

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 12/31/2019 (000) [11]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	422	April 2020	$84,400	$90,941	$(41)
5 Year U.S. Treasury Note Futures	Short	50	April 2020	(5,000)	(5,930)	27
10 Year U.S. Treasury Note Futures	Long	37	March 2020	3,700	4,752	(40)
10 Year Ultra U.S. Treasury Note Futures	Short	6	March 2020	(600)	(844)	10
20 Year U.S. Treasury Bond Futures	Long	49	March 2020	4,900	7,639	(162)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	March 2020	2,300	4,178	(125)
						$(331)

76	American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/15/2021	$31,000	$253	$—	$253
1.6325%	U.S. EFFR	7/18/2021	40,000	75	—	75
1.3615%	U.S. EFFR	11/1/2021	23,500	(36)	—	(36)
1.281%	U.S. EFFR	11/4/2021	23,500	(70)	—	(70)
U.S. EFFR	1.335%	11/26/2021	38,000	77	—	77
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
U.S. EFFR	1.485%	10/23/2029	5,000	76	—	76
U.S. EFFR	1.4869%	10/23/2029	4,600	69	—	69
U.S. EFFR	1.453%	10/24/2029	5,800	105	—	105
U.S. EFFR	1.4741%	10/24/2029	5,800	94	—	94
U.S. EFFR	1.4495%	10/24/2029	4,200	78	—	78
U.S. EFFR	1.446%	10/24/2029	600	11	—	11
1.419%	U.S. EFFR	11/26/2029	8,000	(174)	—	(174)
					$—	$829

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $345,473,000, which represented 34.59% of the net assets of the fund. This amount includes $345,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,180,000, which represented .12% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $21,329,000, which represented 2.14% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

GBP = British pounds

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	77

Asset Allocation Fund

Summary investment portfolio December 31, 2019

Common stocks 64.44%	Shares	Value (000)
Information technology 15.65%
Microsoft Corp.	6,891,900	$1,086,852
Broadcom Inc.	2,097,200	662,757
ASML Holding NV (New York registered)	1,865,000	551,928
ASML Holding NV1	70,000	20,847
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	395,469
MKS Instruments, Inc.[2]	2,800,000	308,028
VeriSign, Inc.[3]	1,400,000	269,752
Intel Corp.	3,500,000	209,475
Visa Inc., Class A	1,032,000	193,913
Dell Technologies Inc., Class C3	3,387,100	174,063
Mastercard Inc., Class A	451,000	134,664
Other securities		284,508
		4,292,256

Financials 11.02%
First Republic Bank	3,380,000	396,981
Chubb Ltd.	2,375,000	369,693
Arch Capital Group Ltd.[3]	7,331,500	314,448
JPMorgan Chase & Co.	1,600,000	223,040
Bank of America Corp.	6,000,000	211,320
Capital One Financial Corp.	2,000,000	205,820
Citigroup Inc.	2,500,000	199,725
CME Group Inc., Class A	977,200	196,144
Apollo Global Management, Inc., Class A	3,090,000	147,424
Other securities		758,031
		3,022,626

Health care 10.65%
UnitedHealth Group Inc.	2,016,300	592,752
Johnson & Johnson	3,200,000	466,784
Humana Inc.	1,265,000	463,648
Abbott Laboratories	3,000,000	260,580
Cigna Corp.	1,250,000	255,612
Merck & Co., Inc.	2,420,300	220,126
Other securities		660,419
		2,919,921

Industrials 5.90%
Northrop Grumman Corp.	1,449,400	498,550
Boeing Co.	1,417,300	461,700
Lockheed Martin Corp.	847,200	329,883
CSX Corp.	1,875,000	135,675
Other securities		191,830
		1,617,638

Consumer discretionary 4.89%
Home Depot, Inc.	1,188,000	259,435
Amazon.com, Inc.[3]	103,000	190,328
Suzuki Motor Corp.[1]	4,500,000	188,490
Aramark	4,300,000	186,620
General Motors Co.	4,100,000	150,060
VF Corp.	1,400,000	139,524
Kontoor Brands, Inc.[2]	3,250,000	136,467
Other securities		90,610
		1,341,534

78	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Communication services 4.32%
Charter Communications, Inc., Class A3	942,126	$457,006
Alphabet Inc., Class C3	133,600	178,626
Alphabet Inc., Class A3	111,200	148,940
Facebook, Inc., Class A3	1,077,100	221,075
Other securities		178,690
		1,184,337

Consumer staples 4.20%
Philip Morris International Inc.	6,243,000	531,217
Nestlé SA1	3,006,689	325,734
Nestlé SA (ADR)	900,000	97,434
Altria Group, Inc.	3,200,000	159,712
Other securities		37,280
		1,151,377

Energy 3.76%
Noble Energy, Inc.	13,500,000	335,340
Cenovus Energy Inc. (CAD denominated)	29,000,000	294,790
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,618
Other securities		234,790
		1,029,538

Materials 2.55%
Dow Inc.	5,416,666	296,454
Other securities		401,213
		697,667

Real estate 0.87%
Other securities		238,213

Utilities 0.63%
CMS Energy Corp.	2,284,700	143,570
Other securities		29,351
		172,921

Total common stocks (cost: $11,151,198,000)		17,668,028

Rights & warrants 0.00%
Other 0.00%
Other securities		1,070

Total rights & warrants (cost: $3,366,000)		1,070

Convertible stocks 0.52%
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022[4]	60,000	70,678

Other 0.26%
Other securities		72,133

Total convertible stocks (cost: $126,588,000)		142,811

Convertible bonds 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		127

Total convertible bonds (cost: $101,000)		127

American Funds Insurance Series	79

Asset Allocation Fund

Bonds, notes & other debt instruments 29.78%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 11.77%
U.S. Treasury 9.68%
U.S. Treasury 2.50% 2021	$200,000	$201,868
U.S. Treasury 1.75% 2024	155,150	155,659
U.S. Treasury 2.50% 2024[5]	225,000	232,461
U.S. Treasury 1.13%–3.00% 2020–2049[5]	2,040,982	2,063,170
		2,653,158

U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2024–2049[5,6]	545,525	573,509

Total U.S. Treasury bonds & notes		3,226,667

Corporate bonds & notes 10.36%
Health care 1.67%
UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,455	16,075
Other securities		441,912
		457,987

Financials 1.52%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	7,405	7,765
Other securities		410,159
		417,924

Energy 1.34%
Cenovus Energy Inc. 3.80%–5.40% 2023–2047	11,635	12,381
Noble Energy, Inc. 3.25%–4.95% 2028–2047	9,438	9,703
Other securities		344,613
		366,697

Communication services 1.07%
Alphabet Inc. 1.998% 2026	3,000	2,984
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%–6.48% 2023–2050[7]	37,855	41,961
Other securities		248,604
		293,549

Industrials 0.82%
Boeing Co. 2.70%–3.90% 2022–2049	17,781	18,552
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,935	11,243
Northrop Grumman Corp. 2.55%–3.25% 2022–2028	16,052	16,535
Other securities		179,446
		225,776

Consumer discretionary 0.72%
Home Depot, Inc. 2.95%–4.50% 2028–2048	14,113	15,332
Other securities		180,639
		195,971

Consumer staples 0.64%
Nestlé Holdings, Inc. 3.35% 2023[7]	750	785
Philip Morris International Inc. 1.88%–3.38% 2020–2029	12,186	12,513
Other securities		162,290
		175,588

Information technology 0.47%
Broadcom Inc. 3.13%–4.75% 2022–2029[7]	26,670	28,598
Broadcom Ltd. 3.50%–3.88% 2024–2028	7,524	7,700
Microsoft Corp. 1.55%–4.25% 2021–2047	20,985	22,758
Other securities		71,003
		130,059

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other 2.11%
Other securities		$577,127

Total corporate bonds & notes		2,840,678

Mortgage-backed obligations 6.93%
Federal agency mortgage-backed obligations 6.68%
Fannie Mae 0%–7.50% 2021–2050[8,9]	$628,513	649,074
Freddie Mac 2.45%–5.42% 2023–2049[8,9]	289,392	299,107
Government National Mortgage Assn. 3.50%–4.50% 2048–2050[8,10]	535,819	556,289
Other securities		327,651
		1,832,121

Other 0.25%
Other securities		68,092

Total mortgage-backed obligations		1,900,213

Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	12,974

Other 0.67%
Other securities		186,876

Total bonds, notes & other debt instruments (cost: $8,000,047,000)		8,167,408

Short-term securities 5.80%	Shares
Money market investments 5.80%
Capital Group Central Cash Fund 1.73%[11]	15,848,444	1,584,844
Fidelity Institutional Money Market Funds - Government Portfolio 1.49%[11,12]	997,009	997
Goldman Sachs Financial Square Government Fund 1.50%[11,12]	960,737	961
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.51%[11,12]	2,634,650	2,635
		1,589,437

Total short-term securities (cost: $1,588,867,000)		1,589,437
Total investment securities 100.54% (cost: $20,870,167,000)		27,568,881
Other assets less liabilities (0.54)%		(149,226)

Net assets 100.00%		$27,419,655

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,104,000, which represented ..15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,194,000, an aggregate cost of $9,168,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 12/31/2019 (000) [14]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,773	April 2020	$1,154,600	$1,244,082	$(625)
5 Year U.S. Treasury Note Futures	Long	5,836	April 2020	583,600	692,204	(2,360)
10 Year U.S. Treasury Note Futures	Short	214	March 2020	(21,400)	(27,482)	290
10 Year Ultra U.S. Treasury Note Futures	Short	836	March 2020	(83,600)	(117,628)	1,420
30 Year Ultra U.S. Treasury Bond Futures	Long	291	March 2020	29,100	52,862	(1,687)
						$(2,962)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$26,400	$(518)	$—	$(518)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,056)	—	(2,056)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,273)	—	(2,273)
3-month USD-LIBOR	1.5615%	11/27/2024	130,000	1,035	—	1,035
					$—	$(3,812)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 1.62%
Information technology 1.12%
MKS Instruments, Inc.	—	2,800,000	—	2,800,000	$—	$70,752	$1,510	$308,028

Consumer discretionary 0.50%
Kontoor Brands, Inc.	—	3,250,000	—	3,250,000	—	45,066	3,548	136,467
Dillard’s, Inc., Class A (USA)[15]	1,700,000	—	1,700,000	—	(5,248)	7,584	340	—
								136,467

Energy 0.00%
Weatherford International PLC[3,15]	60,000,000	—	60,000,000	—	(446,158)	415,322	—	—

Total common stocks								444,495

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International LLC 9.875% 2025[15,16]	—	$2,550,000	$2,550,000	—	(1,906)	—	108	—
Weatherford International PLC 4.50% 2022[15,16]	$6,365,000	—	$6,365,000	—	(4,097)	1,849	198	—
Weatherford International PLC 8.25% 2023[15,16]	$5,800,000	—	$5,800,000	—	(4,441)	2,224	243	—
Weatherford International PLC 9.875% 2024[15,16]	$1,000,000	—	$1,000,000	—	(778)	391	49	—
Weatherford International PLC 9.875% 2025[7,15]	$2,550,000	—	$2,550,000	—	—	973	19	—

82	American Funds Insurance Series

Asset Allocation Fund

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Weatherford International PLC 6.50% 2036[15,16]	$7,595,000	—	$7,595,000	—	$(4,703)	$2,519	$249	$—
Weatherford International PLC 6.75% 2040[15,16]	$7,825,000	—	$7,825,000	—	(3,983)	1,811	270	—
								—
Total 1.62%					$(471,314)	$548,491	$6,534	$444,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $923,930,000, which represented 3.37% of the net assets of the fund. This amount includes $906,137,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $5,211,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,999,000, which represented .06% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $975,763,000, which represented 3.56% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 12/31/2019.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 12/31/2019.
[16]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	83

Global Balanced Fund

Summary investment portfolio December 31, 2019

Common stocks 64.17%	Shares	Value (000)
Information technology 13.78%
ASML Holding NV1	34,500	$10,275
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	860,000	9,524
Broadcom Inc.	26,895	8,500
Microsoft Corp.	49,620	7,825
PagSeguro Digital Ltd., Class A2	154,528	5,279
Temenos AG1	18,000	2,846
Visa Inc., Class A	14,600	2,743
Tokyo Electron Ltd.[1]	11,800	2,593
Other securities		10,638
		60,223

Health care 11.01%
Merck & Co., Inc.	116,325	10,580
AstraZeneca PLC[1]	102,050	10,210
Humana Inc.	16,330	5,985
Coloplast A/S, Class B1	23,150	2,878
Mettler-Toledo International Inc.[2]	3,500	2,776
Other securities		15,696
		48,125

Financials 9.46%
JPMorgan Chase & Co.	43,800	6,106
Zurich Insurance Group AG1	13,940	5,717
Sberbank of Russia PJSC (ADR)[1]	331,000	5,446
Berkshire Hathaway Inc., Class A2	16	5,434
AIA Group Ltd.[1]	426,000	4,482
B3 SA - Brasil, Bolsa, Balcao	376,000	4,016
BlackRock, Inc.	5,730	2,881
Other securities		7,260
		41,342

Consumer staples 8.98%
Nestlé SA1	64,100	6,944
British American Tobacco PLC[1]	156,300	6,659
Altria Group, Inc.	122,500	6,114
Philip Morris International Inc.	59,300	5,046
Anheuser-Busch InBev SA/NV1	47,200	3,871
Keurig Dr Pepper Inc.	106,000	3,069
Other securities		7,540
		39,243

Industrials 7.38%
Boeing Co.	12,700	4,137
Edenred SA1	66,528	3,442
MTU Aero Engines AG1	9,800	2,798
Other securities		21,883
		32,260

Consumer discretionary 4.48%
Home Depot, Inc.	21,275	4,646
General Motors Co.	110,500	4,044
Alibaba Group Holding Ltd.[1,2]	109,600	2,915
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,685
Other securities		5,264
		19,554

Materials 2.71%
Givaudan SA1	815	2,551
Other securities		9,273
		11,824

84	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Real estate 2.39%
Crown Castle International Corp. REIT	23,940	$3,403
Gaming and Leisure Properties, Inc. REIT	59,720	2,571
Other securities		4,444
		10,418

Communication services 1.65%
Alphabet Inc., Class C2	3,579	4,785
Other securities		2,422
		7,207

Energy 1.64%
Canadian Natural Resources, Ltd. (CAD denominated)	89,000	2,878
Other securities		4,303
		7,181

Utilities 0.69%
Ørsted AS1	29,100	3,015

Total common stocks (cost: $202,304,000)		280,392

Bonds, notes & other debt instruments 32.18%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.76%
Japan, Series 346, 0.10% 2027	¥304,250	2,842
Japan, Series 356, 0.10% 2029	420,000	3,911
Japan 0.10%–1.70% 2020–2044[3]	1,089,927	10,551
Other securities		42,821
		60,125

U.S. Treasury bonds & notes 11.68%
U.S. Treasury 9.42%
U.S. Treasury 2.25% 2021	$5,000	5,043
U.S. Treasury 1.625% 2022[4]	2,850	2,851
U.S. Treasury 2.25% 2024	3,055	3,129
U.S. Treasury 2.25% 2027	2,800	2,880
U.S. Treasury 1.13%–3.13% 2020–2048[4]	26,442	27,242
		41,145

U.S. Treasury inflation-protected securities 2.26%
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	4,306	4,575
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	2,301	2,561
U.S. Treasury Inflation-Protected Securities 0.13%–1.38% 2022–2044[3,4]	2,643	2,761
		9,897

Total U.S. Treasury bonds & notes		51,042

Corporate bonds & notes 4.82%
Financials 1.07%
JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	259
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	135	153
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.276% 2021[6]	300	300
Other securities		3,955
		4,667

Health care 0.68%
AstraZeneca PLC 2.38%–3.50% 2022–2023	260	268
Humana Inc. 3.15% 2022	100	103
Other securities		2,621
		2,992

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer staples 0.53%
Altria Group, Inc. 2.63%–5.80% 2020–2039	$225	$247
Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	447
British American Tobacco PLC 2.79%–4.76% 2024–2049	$455	462
Philip Morris International Inc. 2.00%–2.63% 2020–2022	70	70
Reynolds American Inc. 4.00%–4.45% 2022–2025	120	129
Other securities		951
		2,306

Information technology 0.25%
Broadcom Ltd. 3.875% 2027	190	198
Microsoft Corp. 2.40%–3.30% 2026–2027	577	600
Other securities		297
		1,095

Other 2.29%
Other securities		10,014

Total corporate bonds & notes		21,074

Mortgage-backed obligations 1.92%
Federal agency mortgage-backed obligations 1.63%
Other securities		7,162

Other mortgage-backed securities 0.29%
Other securities		1,205

Total mortgage-backed obligations		8,367
Total bonds, notes & other debt instruments (cost: $136,525,000)		140,608

Short-term securities 3.41%
Other short-term securities 2.77%
Alberta (Province of) 1.77% due 1/8/2020[7]	5,750	5,748
Toronto-Dominion Bank 1.91% due 1/22/2020[7]	4,250	4,245
Other securities		2,102
		12,095

	Shares
Money market investments 0.64%
Capital Group Central Cash Fund 1.73%[8]	28,249	2,825

Total short-term securities (cost: $14,874,000)		14,920
Total investment securities 99.76% (cost: $353,703,000)		435,920
Other assets less liabilities 0.24%		1,030

Net assets 100.00%		$436,950

86	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[9]	Value at 12/31/2019 (000)	[10]	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	53	April 2020	$10,600		$11,421		$(7)
5 Year U.S. Treasury Note Futures	Long	21	April 2020	2,100		2,491		(9)
								$(16)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR375	USD417	Standard Chartered Bank	1/6/2020	$ 4
USD857	ILS2,960	JPMorgan Chase	1/6/2020	— [11]
USD257	ZAR3,800	Citibank	1/6/2020	(14)
USD636	JPY69,000	UBS AG	1/7/2020	1
USD173	ILS600	UBS AG	1/7/2020	(1)
JPY90,700	USD838	JPMorgan Chase	1/7/2020	(3)
CZK11,700	EUR458	Goldman Sachs	1/8/2020	2
USD113	CNH800	HSBC Bank	1/8/2020	(2)
CLP875,800	USD1,101	Morgan Stanley	1/9/2020	64
EUR300	USD335	Citibank	1/9/2020	2
USD334	EUR300	Morgan Stanley	1/9/2020	(3)
USD123	CLP98,800	Bank of America	1/9/2020	(8)
USD143	CLP114,114	Citibank	1/9/2020	(9)
USD344	CLP275,886	Citibank	1/9/2020	(24)
USD569	BRL2,396	Goldman Sachs	1/9/2020	(26)
USD474	CLP387,000	HSBC Bank	1/9/2020	(41)
USD107	INR7,675	JPMorgan Chase	1/10/2020	(1)
EUR1,540	USD1,710	HSBC Bank	1/13/2020	19
GBP526	USD693	Bank of America	1/13/2020	4
USD335	EUR300	Citibank	1/13/2020	(2)
USD525	THB15,900	Standard Chartered Bank	1/13/2020	(6)
USD564	JPY61,000	Bank of New York Mellon	1/14/2020	2
JPY61,000	USD560	Bank of New York Mellon	1/14/2020	1
EUR217	USD242	Bank of New York Mellon	1/15/2020	1
GBP200	USD264	JPMorgan Chase	1/15/2020	1
KRW175,200	USD151	Standard Chartered Bank	1/15/2020	1
GBP730	EUR864	Goldman Sachs	1/15/2020	(3)
ILS2,600	USD745	Bank of America	1/16/2020	9
GBP900	USD1,185	HSBC Bank	1/16/2020	8
CAD10	USD8	JPMorgan Chase	1/16/2020	— [11]
USD517	MXN9,900	Citibank	1/16/2020	(6)
EUR1,456	NOK14,752	Bank of America	1/16/2020	(45)
EUR700	USD783	Bank of America	1/17/2020	3
EUR410	USD459	Citibank	1/17/2020	2
EUR400	USD448	Standard Chartered Bank	1/17/2020	1
AUD1,450	USD1,000	Citibank	1/21/2020	18
USD55	JPY6,000	UBS AG	1/21/2020	— [11]
GBP370	USD495	Standard Chartered Bank	1/21/2020	(4)
EUR155	USD173	Citibank	1/23/2020	1

American Funds Insurance Series	87

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD250	INR17,800	HSBC Bank	1/23/2020	$1
USD290	MXN5,515	UBS AG	1/23/2020	— [11]
USD235	CNH1,645	JPMorgan Chase	1/23/2020	(1)
EUR1,804	USD2,011	Standard Chartered Bank	1/27/2020	16
USD117	INR8,300	Standard Chartered Bank	1/27/2020	— [11]
USD73	BRL300	JPMorgan Chase	1/27/2020	(1)
CNH4,000	USD565	Standard Chartered Bank	2/10/2020	9
CNH1,550	USD220	Standard Chartered Bank	2/10/2020	3
USD284	CNH2,000	HSBC Bank	2/10/2020	(4)
USD1,456	CNH10,410	Standard Chartered Bank	2/10/2020	(38)
USD510	MXN10,100	JPMorgan Chase	3/4/2020	(19)
USD365	JPY39,400	Bank of New York Mellon	6/15/2020	(1)
USD212	BRL900	JPMorgan Chase	7/1/2020	(10)
				$(99)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€4,400	$(11)	$—	$(11)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	161,000	8	—	8
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	2,100	(2)	—	(2)
6-month PLN-WIBOR	1.88%	11/20/2029		2,120	(1)	—	(1)
3-month USD-LIBOR	2.0105%	12/18/2049		$215	4	—	4
						$—	$(2)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $134,619,000, which represented 30.81% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,000, which represented .03% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,373,000, which represented 4.20% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

88	American Funds Insurance Series

Global Balanced Fund

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	89

Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 97.76%	Principal amount (000)	Value (000)
Mortgage-backed obligations 31.88%
Federal agency mortgage-backed obligations 31.62%
Fannie Mae Pool #AJ9355 3.00% 2027[1]	$125	$128
Fannie Mae Pool #MA3827 2.50% 2034[1]	162,370	163,798
Fannie Mae Pool #MA3764 2.50% 2034[1]	70,404	71,022
Fannie Mae Pool #BM5632 3.00% 2047[1]	73,142	74,824
Fannie Mae Pool #CA0858 3.50% 2047[1]	58,233	60,512
Fannie Mae Pool #MA3495 4.00% 2048[1]	74,668	77,777
Fannie Mae Pool #MA3803 3.50% 2049[1]	103,395	106,391
Fannie Mae Pool #MA3775 3.50% 2049[1]	61,937	63,696
Fannie Mae Pool #MA3905 3.00% 2050[1]	270,650	274,433
Fannie Mae 2.50%–9.16% 2023–2058[1,2]	599,696	623,075
Freddie Mac 3.50% 2047[1]	95,958	99,954
Freddie Mac 3.50% 2047[1]	53,152	55,281
Freddie Mac Pool #G08799 3.00% 2048[1]	56,530	57,578
Freddie Mac Pool #SD8010 3.00% 2049[1]	74,000	75,069
Freddie Mac Pool #SD7509 3.00% 2049[1]	60,137	61,702
Freddie Mac Pool #SD8011 3.50% 2049[1]	126,986	130,515
Freddie Mac 0%–5.50% 2021–2049[1]	615,958	639,781
Government National Mortgage Assn. 3.50% 2050[1,3]	77,460	79,824
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	83,163	86,151
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	104,318	109,869
Government National Mortgage Assn. 4.00%–5.00% 2049–2050[1,3]	123,889	129,464
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	275,708	282,323
Uniform Mortgage-Backed Securities 3.00%–4.50% 2035–2050[1,3]	5,537	5,750
Other securities		7,317
		3,336,234

Other 0.26%
Other securities		27,735

Total mortgage-backed obligations		3,363,969

Corporate bonds & notes 29.59%
Financials 6.30%
Intesa Sanpaolo SpA 5.017% 2024[4]	67,843	71,278
Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[4]	33,400	34,861
Other securities		558,756
		664,895

Health care 5.18%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	80,004
Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	141,821	122,608
Other securities		343,751
		546,363

Energy 4.46%
Petróleos Mexicanos 6.50%–6.88% 2026–2027	73,343	79,670
Other securities		390,604
		470,274

Utilities 3.58%
Edison International 3.13%–5.75% 2022–2028	11,700	12,239
Southern California Edison Co. 2.85%–6.05% 2021–2048	87,298	95,762
Other securities		269,642
		377,643
Consumer discretionary 3.54%
Other securities		373,697

90	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)		Value (000)
Consumer staples 2.33%
Other securities			$246,148

Information technology 1.59%
Broadcom Inc. 4.25% 2026[4]		$41,375	43,995
Broadcom Inc. 4.75% 2029[4]		61,009	66,768
Broadcom Ltd. 3.00%–3.88% 2022–2027		26,822	27,566
Other securities			28,982
			167,311
Industrials 1.18%
Other securities			124,948

Other 1.43%
Other securities			151,141

Total corporate bonds & notes			3,122,420

U.S. Treasury bonds & notes 28.74%
U.S. Treasury 24.36%
U.S. Treasury 1.625% 2022		70,000	70,022
U.S. Treasury 2.50% 2023		57,200	58,775
U.S. Treasury 2.625% 2023		70,000	72,625
U.S. Treasury 2.75% 2023		173,600	179,831
U.S. Treasury 1.50% 2024		75,423	74,802
U.S. Treasury 2.125% 2024		72,100	73,554
U.S. Treasury 2.125% 2024[5]		72,100	73,520
U.S. Treasury 2.25% 2024		65,000	66,521
U.S. Treasury 2.75% 2025		132,000	138,843
U.S. Treasury 2.875% 2025[5]		96,200	102,032
U.S. Treasury 2.875% 2025		72,100	76,361
U.S. Treasury 1.375% 2026		150,000	145,940
U.S. Treasury 1.625% 2026		75,000	74,118
U.S. Treasury 2.25% 2026		146,369	150,433
U.S. Treasury 2.375% 2026		67,586	69,975
U.S. Treasury 2.25% 2027[5]		120,200	123,645
U.S. Treasury 2.25% 2027[5]		72,100	74,148
U.S. Treasury 2.875% 2028		72,100	77,679
U.S. Treasury 1.75% 2029		69,308	68,252
U.S. Treasury 2.25% 2049[5]		364,471	353,646
U.S. Treasury 3.00% 2049[5]		182,915	206,346
U.S. Treasury 1.63%–8.75% 2020–2049[5]		227,943	239,298
			2,570,366

U.S. Treasury inflation-protected securities 4.38%
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]		25,074	25,235
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]		55,368	56,544
U.S. Treasury Inflation-Protected Security 0.375% 2027[5,6]		105,195	107,342
U.S. Treasury Inflation-Protected Security 0.50% 2028[5,6]		130,403	133,824
U.S. Treasury Inflation-Protected Security 1.00% 2049[6]		124,504	138,576
			461,521

Total U.S. Treasury bonds & notes			3,031,887

Bonds & notes of governments & government agencies outside the U.S. 3.03%
Italy (Republic of) 0.95% 2023		€45,000	51,635
Japan, Series 20, 0.10% 2025[6]		¥11,475,000	107,563
United Mexican States, Series M, 5.75% 2026	MXN	527,500	26,459
Other securities			134,251
			319,908

American Funds Insurance Series	91

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 2.26%
Other securities		$238,376

Municipals 2.14%
Illinois 1.91%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$27,639	28,850
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	106,125	114,494
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,831
G.O. Bonds, Series 2013-B, 4.11% 2022	750	762
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	251
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,504
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,419
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,034
Other securities		41,384
		202,143
Other 0.23%
Other securities		24,014

Total municipals		226,157

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,086

Total bonds, notes & other debt instruments (cost: $9,994,467,000)		10,314,803

Common stocks 0.00%	Shares
Other 0.00%
Other securities		144

Total common stocks (cost: $605,000)		144

Rights & warrants 0.00%
Energy 0.00%
Other securities		3

Total rights & warrants (cost: $18,000)		3

Short-term securities 5.71%
Money market investments 5.71%
Capital Group Central Cash Fund 1.73%[7]	6,024,511	602,451

Total short-term securities (cost: $602,341,000)		602,451
Total investment securities 103.47% (cost: $10,597,431,000)		10,917,401
Other assets less liabilities (3.47)%		(366,241)

Net assets 100.00%		$10,551,160

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $3,541,000, which represented .03% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $87,000, which represented less than .01% of the net assets of the fund.

92	American Funds Insurance Series

Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 12/31/2019 (000) [9]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	9,081	April 2020	$1,816,200	$1,956,956	$(375)
5 Year Euro-Bobl Futures	Short	1,633	March 2020	€(163,300)	(244,775)	804
5 Year U.S. Treasury Note Futures	Long	11,307	April 2020	$1,130,700	1,341,116	(5,279)
10 Year Euro-Bund Futures	Short	532	March 2020	€(53,200)	(101,739)	972
10 Year U.S. Treasury Note Futures	Short	489	March 2020	$(48,900)	(62,798)	663
10 Year Ultra U.S. Treasury Note Futures	Short	3,335	March 2020	(333,500)	(469,245)	5,934
30 Year Euro-Buxl Futures	Long	272	March 2020	€27,200	60,526	(1,684)
30 Year Ultra U.S. Treasury Bond Futures	Long	924	March 2020	$92,400	167,850	(5,114)
						$(4,079)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR69,777	USD77,714	Citibank	1/6/2020	$584
EUR3,926	USD4,371	Bank of New York Mellon	1/6/2020	35
USD81,563	EUR73,700	Morgan Stanley	1/6/2020	(1,137)
USD38,670	MXN755,000	Barclays Bank PLC	1/7/2020	(1,224)
KRW96,758,000	USD82,788	Citibank	1/9/2020	899
KRW96,758,000	USD82,809	JPMorgan Chase	1/9/2020	878
USD104	MXN2,000	Barclays Bank PLC	1/13/2020	(2)
USD121,292	EUR109,250	HSBC Bank	1/13/2020	(1,355)
USD99,139	JPY10,730,000	Citibank	1/14/2020	306
USD13,351	JPY1,445,000	Goldman Sachs	1/15/2020	41
USD51,458	EUR46,000	Morgan Stanley	1/23/2020	(216)
				$(1,191)

American Funds Insurance Series	93

Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.355%	U.S. EFFR	10/24/2021	$95,600	$(160)	$—	$(160)
1.339%	U.S. EFFR	10/24/2021	173,700	(341)	—	(341)
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(621)	—	(621)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(644)	—	(644)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(710)	—	(710)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,009)	—	(7,009)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,512)	—	(1,512)
3-month USD-LIBOR	1.556%	11/27/2024	$148,600	1,222	—	1,222
3-month USD-LIBOR	1.561%	11/27/2024	148,600	1,187	—	1,187
3-month USD-LIBOR	1.554%	11/27/2024	126,300	1,051	—	1,051
3-month USD-LIBOR	1.5335%	11/29/2024	148,500	1,373	—	1,373
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(228)	—	(228)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(760)	—	(760)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,046	—	1,046
					$—	$(6,106)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,120,890,000, which represented 10.62% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,365,000, which represented .38% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

94	American Funds Insurance Series

Global Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 93.61%	Principal amount (000)		Value (000)
Euros 17.85%
Canada 3.50% 2020		€2,500	$2,807
China (People’s Republic of) 0.125% 2026		1,400	1,565
French Republic O.A.T. 0.50% 2029		14,440	16,845
French Republic O.A.T. 0%–2.00% 2029–2048		6,215	7,390
Germany (Federal Republic of) 0% 2029		12,440	14,209
Germany (Federal Republic of) 0.10%–1.25% 2026–2048[1]		9,753	12,574
Greece (Hellenic Republic of) 3.45% 2024		11,275	14,205
Greece (Hellenic Republic of) 3.75% 2028		12,204	16,210
Greece (Hellenic Republic of) 3.875% 2029		24,005	32,521
Greece (Hellenic Republic of) 3.38%–4.20% 2025–2042		14,304	19,355
Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,834
Italy (Republic of) 0.10% 2023[1]		22,007	25,004
Italy (Republic of) 2.80% 2028		32,938	41,841
Italy (Republic of) 3.00% 2029		7,440	9,620
Italy (Republic of) 1.35%–3.85% 2022–2049		10,995	13,803
Portuguese Republic 2.875% 2025		7,625	9,934
Romania 4.625% 2049		12,905	17,913
Romania 2.88%–4.63% 2029–2049		11,085	14,042
Serbia (Republic of) 1.50% 2029		9,729	11,127
Spain (Kingdom of) 1.45% 2027		8,975	10,990
State Grid Europe Development (2014) PLC 1.50% 2022		194	224
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,646
Other securities			84,217
			379,876

Japanese yen 13.35%
Export-Import Bank of India 0.59% 2022		¥400,000	3,667
Japan, Series 19, 0.10% 2024[1]		2,438,212	22,821
Japan, Series 18, 0.10% 2024[1]		1,966,375	18,378
Japan, Series 346, 0.10% 2027		3,125,000	29,185
Japan, Series 23, 0.10% 2028[1]		2,001,246	18,953
Japan, Series 356, 0.10% 2029		6,560,000	61,085
Japan, Series 24, 0.10% 2029[1]		1,614,981	15,294
Japan, Series 116, 2.20% 2030		1,735,000	19,571
Japan, Series 145, 1.70% 2033		2,210,000	24,705
Japan, Series 42, 1.70% 2044		911,900	11,047
Japan 0.10%–2.30% 2025–2048[1]		4,244,123	42,504
United Mexican States 0.62%–0.70% 2021–2022		700,000	6,468
Other securities			10,438
			284,116

Chinese yuan renminbi 3.25%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	49,600	7,199
China (People’s Republic of), Series 1910, 3.86% 2049		172,240	25,394
China Development Bank Corp., Series 1905, 3.48% 2029		203,200	28,709
China Development Bank Corp. 4.04%–4.15% 2025–2028		53,900	7,966
			69,268

Malaysian ringgits 1.83%
Malaysia (Federation of), Series 0319, 3.478% 2024	MYR	61,900	15,312
Malaysia (Federation of), Series 0418, 4.893% 2038		61,226	17,060
Malaysia (Federation of) 4.06%–4.92% 2024–2048		24,420	6,472
			38,844

Indian rupees 1.66%
India (Republic of) 6.79%–8.83% 2023–2029	INR	2,171,550	31,489
Other securities			3,807
			35,296

American Funds Insurance Series	95

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Brazilian reais 1.58%
Brazil (Federative Republic of) 0% 2020	BRL	91,700	$22,329
Brazil (Federative Republic of) 0%–10.00% 2020–2025		43,700	11,304
			33,633

South African rand 1.46%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR	168,450	8,383
South Africa (Republic of), Series R-2044, 8.75% 2044		192,925	12,121
South Africa (Republic of), Series R-2048, 8.75% 2048		167,350	10,554
			31,058

Danish kroner 1.45%
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr	134,552	20,876
Nykredit Realkredit AS 1.50%–2.50% 2037–2047[2]		64,600	10,069
			30,945

British pounds 1.37%
United Kingdom 1.50%–4.25% 2023–2047		£17,380	27,482
Other securities			1,731
			29,213

Canadian dollars 1.29%
Canada 2.25% 2025	C$	29,450	23,346
Canada 1.00%–2.75% 2022–2048		4,550	4,093
			27,439

Mexican pesos 1.26%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	4,619
United Mexican States, Series M, 7.50% 2027		291,520	16,028
United Mexican States, Series M20, 8.50% 2029		106,000	6,244
			26,891

Norwegian kroner 1.16%
Norway (Kingdom of) 3.75% 2021	NKr	111,851	13,170
Norway (Kingdom of) 2.00% 2023		99,579	11,570
			24,740

Israeli shekels 1.11%
Israel (State of) 2.00% 2027	ILS	42,900	13,547
Israel (State of) 5.50% 2042		20,200	10,041
			23,588

Polish zloty 0.82%
Poland (Republic of), Series 0922, 5.75% 2022	PLN	36,700	10,733
Poland (Republic of) 2.75%–5.75% 2021–2029		24,080	6,804
			17,537

U.S. dollars 41.38%
Electricité de France SA 4.875% 2038[3]		$795	934
Fannie Mae Pool #MA3692 3.50% 2049[2]		21,336	21,926
Fannie Mae Pool #MA3776 4.00% 2049[2]		9,182	9,583
Fannie Mae 2.18%–4.00% 2022–2049[2]		29,820	30,981
Freddie Mac Pool #ZT1545 4.00% 2048[2]		21,875	22,779
Freddie Mac 0%–4.00% 2030–2049[2,4]		23,510	24,327
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		9,195	9,643
Petróleos Mexicanos 6.35% 2048		927	898
Poland (Republic of) 3.25%–4.00% 2024–2026		5,570	5,932
South Africa (Republic of) 5.50% 2020		1,900	1,913
State Grid Overseas Investment Ltd. 3.50% 2027[3]		5,600	5,865
Statoil ASA 3.70%–4.25% 2024–2041		2,950	3,235
U.S. Treasury 1.50% 2024[5]		38,920	38,608
U.S. Treasury 2.75% 2025		10,140	10,683

96	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028[5]	$19,850	$21,358
U.S. Treasury 1.625% 2029	12,500	12,176
U.S. Treasury 3.00% 2048[5]	8,325	9,378
U.S. Treasury 1.50%–3.00% 2020–2049[5]	54,050	56,040
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]	13,782	13,935
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]	78,843	83,772
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]	29,605	32,951
U.S. Treasury Inflation-Protected Securities 0.38%–1.38% 2025–2044[1,5]	13,875	15,113
Other securities		448,836
		880,866

Other 2.79%
Other securities		59,257

Total bonds, notes & other debt instruments (cost: $1,932,196,000)		1,992,567

Convertible bonds 0.00%
U.S. dollars 0.00%
Other securities		10

Total convertible bonds (cost: $8,000)		10

Convertible stocks 0.04%	Shares
U.S. dollars 0.04%
Other securities		847

Total convertible stocks (cost: $816,000)		847

Common stocks 0.05%
U.S. dollars 0.05%
Other securities		1,142

Total common stocks (cost: $2,504,000)		1,142

Rights & warrants 0.01%
U.S. dollars 0.01%
Other securities		130

Total rights & warrants (cost: $427,000)		130

Short-term securities 5.83%
Money market investments 3.65%
Capital Group Central Cash Fund 1.73%[6]	777,446	77,745

American Funds Insurance Series	97

Global Bond Fund

Short-term securities (continued)	Principal amount (000)		Value (000)
Other short-term securities 2.18%
Canadian Treasury Bills 1.67%–1.68% due 9/17/2020–10/15/2020	C$	24,270	$18,446
Greek Treasury Bills (0.03)% due 6/5/2020		€7,275	8,167
Other securities			19,839
			46,452

Total short-term securities (cost: $125,174,000)			124,197
Total investment securities 99.54% (cost: $2,061,125,000)			2,118,893
Other assets less liabilities 0.46%			9,751

Net assets 100.00%			$2,128,644

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $2,425,000, which represented .11% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,927,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $27,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 12/31/2019 (000) [8]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	410	April 2020	$82,000	$88,355	$(46)
5 Year U.S. Treasury Note Futures	Long	922	April 2020	92,200	109,358	(407)
10 Year Euro-Bund Futures	Short	92	March 2020	€(9,200)	(17,594)	76
10 Year U.S. Treasury Note Futures	Long	165	March 2020	$16,500	21,189	(197)
20 Year U.S. Treasury Bond Futures	Long	37	March 2020	3,700	5,768	(129)
30 Year Euro-Buxl Futures	Long	42	March 2020	€4,200	9,346	(260)
30 Year Ultra U.S. Treasury Bond Futures	Short	28	March 2020	$(2,800)	(5,086)	158
						$(805)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
AUD10,600	USD7,267	Goldman Sachs	1/6/2020	$173
EUR2,575	USD2,859	JPMorgan Chase	1/6/2020	31
EUR2,800	USD3,113	Standard Chartered Bank	1/6/2020	29
THB20	USD1	JPMorgan Chase	1/6/2020	— [9]
USD11,342	ILS39,170	JPMorgan Chase	1/6/2020	(4)
USD3,598	ZAR53,200	Citibank	1/6/2020	(198)
USD10,597	JPY1,149,000	UBS AG	1/7/2020	18
USD592	ZAR8,780	Morgan Stanley	1/7/2020	(35)
JPY1,496,000	USD13,823	JPMorgan Chase	1/7/2020	(48)
USD2,740	MXN54,000	Goldman Sachs	1/7/2020	(113)
USD10,625	EUR9,610	HSBC Bank	1/7/2020	(159)

98	American Funds Insurance Series

Global Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD5,087	ZAR74,900	Bank of America	1/7/2020	$(256)
USD5,533	ZAR82,000	JPMorgan Chase	1/7/2020	(317)
EUR6,400	USD7,142	Citibank	1/8/2020	41
CZK165,000	EUR6,461	Goldman Sachs	1/8/2020	28
USD11,470	JPY1,244,630	UBS AG	1/8/2020	10
USD1,516	CNH10,700	HSBC Bank	1/8/2020	(21)
USD7,105	EUR6,400	Goldman Sachs	1/8/2020	(77)
CLP12,189,000	USD15,324	Morgan Stanley	1/9/2020	888
AUD5,850	USD3,994	Citibank	1/9/2020	112
EUR6,815	USD7,578	Morgan Stanley	1/9/2020	71
GBP2,800	USD3,683	Bank of America	1/9/2020	27
USD7,142	EUR6,400	Citibank	1/9/2020	(41)
USD1,225	CLP982,000	Bank of America	1/9/2020	(82)
USD2,071	CLP1,654,653	Citibank	1/9/2020	(130)
USD7,386	BRL31,080	Goldman Sachs	1/9/2020	(338)
USD4,981	CLP4,000,347	Citibank	1/9/2020	(340)
USD6,794	CLP5,552,000	HSBC Bank	1/9/2020	(591)
USD1,522	INR109,575	JPMorgan Chase	1/10/2020	(12)
EUR7,100	USD7,883	HSBC Bank	1/13/2020	88
GBP7,659	USD10,086	Bank of America	1/13/2020	63
USD829	EUR745	Standard Chartered Bank	1/13/2020	(8)
USD4,717	EUR4,249	HSBC Bank	1/13/2020	(53)
EUR9,079	USD10,137	Bank of New York Mellon	1/15/2020	56
KRW10,058,500	USD8,651	Standard Chartered Bank	1/15/2020	50
GBP15,670	EUR18,547	Goldman Sachs	1/15/2020	(59)
CLP10,219,000	USD13,139	Goldman Sachs	1/16/2020	454
GBP18,640	USD24,544	HSBC Bank	1/16/2020	159
ILS12,500	USD3,581	Bank of America	1/16/2020	42
JPY1,900,496	USD17,468	Citibank	1/16/2020	40
CHF1,000	USD1,019	Citibank	1/16/2020	15
CAD880	USD668	JPMorgan Chase	1/16/2020	10
USD818	INR58,300	Standard Chartered Bank	1/16/2020	2
USD7,771	CLP5,841,270	Goldman Sachs	1/16/2020	1
USD9,358	ILS32,500	UBS AG	1/16/2020	(61)
USD7,864	MXN150,700	Citibank	1/16/2020	(87)
EUR21,331	NOK216,090	Bank of America	1/16/2020	(664)
JPY2,842,160	USD26,002	Barclays Bank PLC	1/17/2020	181
EUR7,460	USD8,345	Bank of America	1/17/2020	32
EUR6,190	USD6,925	Citibank	1/17/2020	26
EUR3,200	USD3,582	Standard Chartered Bank	1/17/2020	11
USD20,818	EUR18,600	Morgan Stanley	1/17/2020	(68)
AUD21,200	USD14,619	Citibank	1/21/2020	266
MXN172,760	USD9,081	Standard Chartered Bank	1/21/2020	26
JPY398,400	USD3,649	UBS AG	1/21/2020	22
USD9,099	MXN172,760	UBS AG	1/21/2020	(8)
USD4,856	MYR20,120	HSBC Bank	1/21/2020	(59)
GBP5,460	USD7,302	Standard Chartered Bank	1/21/2020	(65)
EUR23,977	USD26,822	Citibank	1/23/2020	113
JPY1,354,660	USD12,395	Goldman Sachs	1/23/2020	89
USD3,582	INR254,800	HSBC Bank	1/23/2020	20
USD3,158	MXN59,979	UBS AG	1/23/2020	(2)
USD3,400	CNH23,800	JPMorgan Chase	1/23/2020	(18)
USD4,756	CNH33,330	UBS AG	1/23/2020	(30)
USD33,503	EUR29,950	Morgan Stanley	1/23/2020	(141)
USD1,658	COP5,509,000	Citibank	1/24/2020	(16)
USD7,324	AUD10,670	Citibank	1/24/2020	(169)
EUR25,135	USD28,021	Standard Chartered Bank	1/27/2020	221

American Funds Insurance Series	99

Global Bond Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD4,205	INR299,650	Standard Chartered Bank	1/27/2020	$19
USD514	BRL2,100	JPMorgan Chase	1/27/2020	(7)
USD5,822	EUR5,220	JPMorgan Chase	1/27/2020	(44)
EUR5,010	USD5,594	Standard Chartered Bank	1/30/2020	36
CNH60,800	USD8,591	Standard Chartered Bank	2/10/2020	135
CNH18,800	USD2,668	Standard Chartered Bank	2/10/2020	30
USD3,927	CNH27,700	HSBC Bank	2/10/2020	(48)
USD19,976	CNH142,790	Standard Chartered Bank	2/10/2020	(517)
USD7,131	MXN141,260	JPMorgan Chase	3/4/2020	(269)
EUR27,760	USD31,090	HSBC Bank	3/17/2020	200
USD4,553	EUR3,940	Bank of America	3/26/2020	109
EUR2,580	USD2,888	HSBC Bank	3/26/2020	22
USD393	EUR340	JPMorgan Chase	3/26/2020	10
USD2,937	BRL12,100	JPMorgan Chase	4/1/2020	(59)
USD21,630	BRL91,700	Citibank	7/1/2020	(972)
				$(2,210)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024		€64,700	$(156)	$—	$(156)
(0.356)%	6-month EURIBOR	8/9/2024		60,000	(511)	—	(511)
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	2,335,000	106	—	106
6-month PLN-WIBOR	1.90%	11/12/2029	PLN	30,800	(26)	—	(26)
6-month PLN-WIBOR	1.88%	11/20/2029		30,710	(11)	—	(11)
3-month USD-LIBOR	2.0105%	12/18/2049		$3,125	59	—	59
						$—	$(539)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/		Expiration	Notional	Value at 12/31/2019	Upfront receipts	Unrealized appreciation at 12/31/2019
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$3,377	$2,646	$731

100	American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $185,840,000, which represented 8.73% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,498,000, which represented .45% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2019.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	101

High-Income Bond Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 92.80%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.80%
Communication services 16.19%
Cablevision Systems Corp. 6.75% 2021	$5,025	$5,419
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,817
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2030[1]	10,165	10,491
CenturyLink, Inc. 6.75% 2023	7,100	7,940
CenturyLink, Inc. 5.13%–7.50% 2022–2026[1]	3,875	4,037
Embarq Corp. 7.995% 2036	1,275	1,351
Frontier Communications Corp. 11.00% 2025	16,070	7,834
Frontier Communications Corp. 8.00%–10.50% 2020–2027[1]	12,790	9,411
Gogo Inc. 9.875% 2024[1]	14,750	15,610
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,100	5,569
Level 3 Communications, Inc. 3.875% 2029[1]	1,450	1,464
MDC Partners Inc. 6.50% 2024[1]	9,510	8,630
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,087
Sprint Corp. 6.875% 2028	5,395	5,823
Sprint Corp. 7.13%–11.50% 2021–2032	10,350	11,813
Univision Communications Inc. 5.125% 2023[1]	6,200	6,200
Other securities		95,517
		205,013

Health care 15.42%
Bausch Health Cos. Inc. 5.00%–7.00% 2028–2030[1]	6,955	7,296
Centene Corp. 4.625% 2029[1]	6,985	7,374
Centene Corp. 4.25%–6.13% 2022–2027[1]	15,605	16,182
Endo International PLC 5.75%–6.00% 2022–2025[1,2]	15,759	11,863
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	6,781
Mallinckrodt PLC 4.875% 2020[1]	11,135	8,610
Molina Healthcare, Inc. 5.375% 2022	10,235	10,898
Molina Healthcare, Inc. 4.875% 2025[1]	1,744	1,797
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	5,755	5,741
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[3,4,5,6,7]	5,665	5,721
Tenet Healthcare Corp. 4.875% 2026[1]	9,600	10,067
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	8,717	9,359
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,891	6,406
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	8,307
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	8,526	8,079
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,430	12,869
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,373
Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	6,235	6,642
Other securities		45,896
		195,261

Materials 12.07%
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,375	5,505
Cleveland-Cliffs Inc. 5.75% 2025	6,831	6,758
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,969
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,455
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	11,373
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	5,148
First Quantum Minerals Ltd. 6.50%–7.25% 2021–2024[1]	5,665	5,696
LSB Industries, Inc. 9.625% 2023[1]	5,010	5,159
Ryerson Inc. 11.00% 2022[1]	5,191	5,489
Venator Materials Corp. 5.75% 2025[1]	6,535	6,045
Other securities		85,249
		152,846

102	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Energy 10.52%
CONSOL Energy Inc. 5.875% 2022	$7,366	$7,390
Weatherford International PLC 11.00% 2024[1]	6,660	7,218
Other securities		118,661
		133,269

Consumer discretionary 9.69%
PetSmart, Inc. 7.125% 2023[1]	10,565	10,380
PetSmart, Inc. 5.875% 2025[1]	8,093	8,265
PetSmart, Inc. 8.875% 2025[1]	9,205	9,113
Scientific Games Corp. 8.25% 2026[1]	5,130	5,665
Staples, Inc. 7.50% 2026[1]	8,100	8,419
Other securities		80,879
		122,721

Industrials 8.71%
Builders FirstSource, Inc. 5.625% 2024[1]	5,958	6,209
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	6,108
FXI Holdings, Inc. 12.25% 2026[1]	5,155	5,377
LSC Communications, Inc. 8.75% 2023[1]	9,510	5,163
Other securities		87,400
		110,257

Information technology 6.29%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,7]	5,370	5,263
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,984
Infor (US), Inc. 6.50% 2022	5,400	5,491
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[5,7]	8,645	8,883
Unisys Corp. 10.75% 2022[1]	6,600	7,113
Other securities		44,854
		79,588

Financials 5.68%
Compass Diversified Holdings 8.00% 2026[1]	5,260	5,709
FS Energy and Power Fund 7.50% 2023[1]	7,115	7,308
Other securities		58,955
		71,972

Utilities 2.96%
Talen Energy Corp. 10.50% 2026[1]	5,425	5,173
Other securities		32,249
		37,422

Real estate 2.64%
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,343
Other securities		27,139
		33,482

Consumer staples 2.63%
Other securities		33,285

Total corporate bonds & notes		1,175,116

Municipals 0.00%
Other securities		5

Total bonds, notes & other debt instruments (cost: $1,171,836,000)		1,175,121

American Funds Insurance Series	103

High-Income Bond Fund

Convertible bonds 0.37%	Principal amount (000)	Value (000)
Communication services 0.22%
Gogo Inc., convertible notes, 6.00% 2022	$797	$1,001
Other securities		1,784
		2,785

Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,310

Materials 0.05%
Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	500	599

Total convertible bonds (cost: $4,531,000)		4,694

Convertible stocks 0.63%	Shares
Other 0.63%
Other securities		8,057

Total convertible stocks (cost: $7,673,000)		8,057

Preferred securities 0.17%
Consumer discretionary 0.17%
Other securities		2,187

Total preferred securities (cost: $1,656,000)		2,187

Common stocks 1.11%
Communication services 0.03%
Frontier Communications Corp.[8]	13,333	12
Other securities		384
		396

Other 1.08%
Other securities		13,639

Total common stocks (cost: $19,328,000)		14,035

Rights & warrants 0.06%
Energy 0.06%
Other securities		711

Total rights & warrants (cost: $2,287,000)		711

Short-term securities 3.09%
Money market investments 3.09%
Capital Group Central Cash Fund 1.73%[9]	391,124	39,112

Total short-term securities (cost: $38,979,000)		39,112
Total investment securities 98.23% (cost: $1,246,290,000)		1,243,917
Other assets less liabilities 1.77%		22,376

Net assets 100.00%		$1,266,293

104	American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $5,152,000, an aggregate cost of $5,650,000, and which represented .41% of the net assets of the fund) were acquired from 9/26/2013 to 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 12/31/2019 (000)	[11]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	295	April 2020	$59,000		$63,572		$(33)
10 Year Ultra U.S. Treasury Note Futures	Short	113	March 2020	(11,300)		(15,899)		192
								$159

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$41,200	$(1,068)	$(970)	$(98)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	53,680	(5,171)	(3,691)	(1,480)
					$(4,661)	$(1,578)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $792,983,000, which represented 62.62% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $23,174,000, which represented 1.83% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $64,996,000, which represented 5.13% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Security did not produce income during the last 12 months.
[9]	Rate represents the seven-day yield at 12/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Mortgage Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 81.04%	Principal amount (000)	Value (000)
Mortgage-backed obligations 63.38%
Federal agency mortgage-backed obligations 59.31%
Fannie Mae Pool #AL3803 3.00% 2028[1]	$13	$13
Fannie Mae Pool #BJ9590 3.00% 2034[1]	1,855	1,901
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	1,690	1,730
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,160	3,247
Fannie Mae Pool #CA4566 3.50% 2049[1]	2,992	3,077
Fannie Mae Pool #FM0020 3.50% 2049[1]	1,296	1,336
Fannie Mae 3.00%–5.00% 2026–2049[1,2]	3,840	3,958
Freddie Mac 4.00% 2036[1]	4,219	4,497
Freddie Mac Pool #SB8002 3.00% 2034[1]	1,750	1,794
Freddie Mac Pool #SB8027 3.00% 2035[1]	1,278	1,313
Freddie Mac Pool #760014 3.486% 2045[1,2]	1,595	1,627
Freddie Mac Pool #SD8005 3.50% 2049[1]	4,462	4,585
Freddie Mac Pool #SD8001 3.50% 2049[1]	3,325	3,417
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,908
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,301
Freddie Mac 2.60%–5.00% 2020–2049[1,2]	5,214	5,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	1,490	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,437	1,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	10,713	11,041
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	9,853	10,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	6,803	7,063
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	3,737	3,808
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	9,962	10,100
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,847	7,090
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,873	1,934
Government National Mortgage Assn. 5.50% 2040[1]	1,469	1,640
Government National Mortgage Assn. 3.50% 2043[1]	1,887	1,973
Government National Mortgage Assn. 3.50% 2043[1]	1,535	1,605
Government National Mortgage Assn. 3.50% 2043[1]	1,214	1,275
Government National Mortgage Assn. 4.25% 2044[1]	1,574	1,682
Government National Mortgage Assn. 4.50% 2049[1]	16,600	17,345
Government National Mortgage Assn. 4.00% 2050[1,4]	4,760	4,927
Government National Mortgage Assn. 4.50% 2050[1,4]	2,639	2,759
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	1,727	1,804
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	16,007	16,733
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	15,493	15,864
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	17	17
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	3,000	3,159
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,774	3,806
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	292	298
Other securities		1,252
		174,671

Collateralized mortgage-backed obligations (privately originated) 4.07%
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,5,6]	1,271	1,270
Other securities		10,709
		11,979

Total mortgage-backed obligations		186,650

106	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 9.65%
U.S. Treasury 4.86%
U.S. Treasury 2.00% 2022	$2,400	$2,425
U.S. Treasury 1.75% 2023	3,500	3,513
U.S. Treasury 2.875% 2023	4,350	4,547
U.S. Treasury 2.50% 2024	2,500	2,588
U.S. Treasury 2.13%–2.75% 2022–2023	1,224	1,247
		14,320

U.S. Treasury inflation-protected securities 4.79%
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	6,216	6,315
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	129	170
U.S. Treasury Inflation-Protected Security 0.75% 2042[7,8]	7,328	7,629
		14,114

Total U.S. Treasury bonds & notes		28,434

Federal agency bonds & notes 6.42%
Fannie Mae 2.00% 2022	5,800	5,849
Federal Home Loan Bank 1.375% 2021	3,000	2,992
Federal Home Loan Bank 1.875% 2021	10,000	10,055
		18,896

Asset-backed obligations 1.59%
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	1,823	1,825
Other securities		2,856
		4,681

Total bonds, notes & other debt instruments (cost: $234,202,000)		238,661

Short-term securities 13.90%
Federal agency discount notes 13.05%
Fannie Mae 1.50%–1.55% due 1/22/2020–1/23/2020	12,500	12,489
Federal Farm Credit Banks 1.57% due 1/30/2020	8,000	7,990
Federal Home Loan Bank 1.55%–1.59% due 1/3/2020–2/18/2020	13,000	12,988
Freddie Mac 1.64% due 3/18/2020	5,000	4,984
		38,451

Commercial paper 0.85%
Starbird Funding Corp. 1.58% due 1/2/2020[6]	2,500	2,500

Total short-term securities (cost: $40,948,000)		40,951
Total investment securities 94.94% (cost: $275,150,000)		279,612
Other assets less liabilities 5.06%		14,898

Net assets 100.00%		$294,510

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	107

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[9]	Value at 12/31/2019 (000)	[10]	Unrealized depreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	425	April 2020	$85,000		$91,588		$(49)
5 Year U.S. Treasury Note Futures	Long	427	April 2020	42,700		50,646		(176)
10 Year Ultra U.S. Treasury Note Futures	Long	126	March 2020	12,600		17,729		(213)
10 Year U.S. Treasury Note Futures	Long	79	March 2020	7,900		10,145		(95)
20 Year U.S. Treasury Bond Futures	Long	56	March 2020	5,600		8,731		(186)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2020	500		908		(27)
								$(746)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$102,700	$ — [11]	$—	$— [11]
1.5365%	U.S. EFFR	1/29/2020	81,500	(1)	—	(1)
1.535%	U.S. EFFR	1/29/2020	85,500	(1)	—	(1)
1.531%	U.S. EFFR	3/18/2020	95,000	(4)	—	(4)
1.515%	U.S. EFFR	3/18/2020	86,100	(6)	—	(6)
1.5155%	U.S. EFFR	3/18/2020	182,000	(12)	—	(12)
1.5135%	U.S. EFFR	3/18/2020	181,900	(13)	—	(13)
3-month USD-LIBOR	2.806%	8/29/2020	300	(2)	—	(2)
1.4555%	U.S. EFFR	12/10/2020	16,900	(10)	—	(10)
1.454%	U.S. EFFR	12/10/2020	20,100	(12)	—	(12)
1.487%	U.S. EFFR	12/16/2020	18,375	(5)	—	(5)
1.491%	U.S. EFFR	12/16/2020	18,625	(5)	—	(5)
1.34%	U.S. EFFR	10/18/2021	21,000	(42)	—	(42)
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	171	—	171
1.3615%	U.S. EFFR	11/1/2021	29,500	(45)	—	(45)
1.281%	U.S. EFFR	11/4/2021	29,500	(88)	—	(88)
U.S. EFFR	1.335%	11/26/2021	30,000	61	—	61
2.012%	3-month USD-LIBOR	10/4/2022	9,000	82	—	82
2.00%	3-month USD-LIBOR	10/5/2022	41,500	364	—	364
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(640)	—	(640)
2.21875%	U.S. EFFR	3/14/2024	9,000	271	—	271
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(262)	—	(262)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(606)	—	(606)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(313)	—	(313)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(92)	—	(92)
U.S. EFFR	1.485%	10/23/2029	2,100	32	—	32
U.S. EFFR	1.4869%	10/23/2029	1,900	29	—	29
U.S. EFFR	1.453%	10/24/2029	2,500	45	—	45
U.S. EFFR	1.4741%	10/24/2029	2,500	41	—	41
U.S. EFFR	1.4495%	10/24/2029	1,800	33	—	33
U.S. EFFR	1.446%	10/24/2029	200	4	—	4
1.419%	U.S. EFFR	11/26/2029	6,000	(130)	—	(130)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(222)	—	(222)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(457)	—	(457)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(682)	—	(682)
U.S. EFFR	2.155%	11/10/2047	1,280	(86)	—	(86)
U.S. EFFR	2.5635%	2/12/2048	4,528	(714)	—	(714)
2.98%	3-month USD-LIBOR	3/15/2048	300	59	—	59

108	American Funds Insurance Series

Mortgage Fund

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2.9625%	3-month USD-LIBOR	3/15/2048	$ 300	$ 57	$—	$57
2.917%	3-month USD-LIBOR	3/16/2048	600	109	—	109
3-month USD-LIBOR	1.934%	12/12/2049	2,200	80	—	80
3-month USD-LIBOR	1.935%	12/17/2049	2,480	90	—	90
3-month USD-LIBOR	2.007%	12/19/2049	900	18	—	18
3-month USD-LIBOR	2.045%	12/27/2049	2,200	24	—	24
					$—	$(2,832)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Step bond; coupon rate may change at a later date.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,270,000, which represented .43% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $17,782,000, which represented 6.04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,195,000, which represented 1.42% of the net assets of the fund.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	109

Ultra-Short Bond Fund

Investment portfolio December 31, 2019

Short-term securities 99.86%	Principal amount (000)	Value (000)
Commercial paper 71.65%
Alberta (Province of) 1.78% due 1/8/2020[1]	$9,000	$8,997
American Honda Finance Corp. 1.84% due 1/6/2020	11,000	10,997
BMW U.S. Capital LLC 1.61% due 1/8/2020[1]	7,000	6,997
Chariot Funding, LLC 2.00% due 1/7/2020[1]	9,300	9,297
CHARTA, LLC 1.78% due 1/16/2020[1]	10,000	9,992
Eli Lilly and Co. 1.66% due 1/6/2020[1]	10,000	9,997
ExxonMobil Corp. 1.65% due 2/18/2020	10,000	9,977
Henkel of America, Inc. 1.75% due 2/4/2020[1]	7,000	6,989
LVMH Moët Hennessy Louis Vuitton Inc. 1.70% due 2/13/2020[1]	10,000	9,980
National Rural Utilities Cooperative Finance Corp. 1.72% due 1/13/2020	8,100	8,095
Nederlandse Waterschapsbank N.V. 1.84% due 3/18/2020[1]	10,000	9,961
New York Life Capital Corp. 1.60% due 2/12/2020[1]	10,000	9,980
NRW.BANK 1.90% due 1/21/2020[1]	9,000	8,991
OMERS Finance Trust 1.87% due 1/22/2020[1]	10,000	9,990
Oversea-Chinese Banking Corp. Ltd. 1.87% due 1/24/2020[1]	10,800	10,787
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,688
Simon Property Group, LP 1.70% due 1/13/2020[1]	8,100	8,095
ST Engineering North America, Inc. 1.87% due 1/21/2020[1]	2,000	1,998
Starbird Funding Corp. 1.58% due 1/2/2020[1]	6,000	6,000
United Overseas Bank Ltd. 1.83% due 2/25/2020[1]	10,000	9,974
United Parcel Service Inc. 1.62% due 1/13/2020[1]	10,200	10,195
Victory Receivables Corp. 1.82% due 2/3/2020[1]	10,000	9,983
Walt Disney Co. 1.69% due 2/26/2020[1]	5,000	4,986
		203,946

Federal agency discount notes 14.73%
Fannie Mae 1.53% due 1/10/2020	10,000	9,996
Federal Farm Credit Banks 1.55% due 3/4/2020	7,000	6,981
Federal Home Loan Bank 1.57% due 1/31/2020	15,000	14,982
Freddie Mac 1.55% due 3/10/2020	10,000	9,971
		41,930

Bonds & notes of governments & government agencies outside the U.S. 9.97%
CPPIB Capital Inc. 1.82% due 1/24/2020	10,000	9,989
Ontario (Province of) 1.74% due 2/3/2020	7,400	7,389
Québec (Province of) 1.85% due 1/16/2020[1]	11,000	10,992
		28,370

U.S. Treasury bonds & notes 3.51%
U.S. Treasury Bill 1.50% due 2/11/2020	10,000	9,983

Total short-term securities (cost: $284,222,000)		284,229
Total investment securities 99.86% (cost: $284,222,000)		284,229
Other assets less liabilities 0.14%		401

Net assets 100.00%		$284,630

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $185,869,000, which represented 65.30% of the net assets of the fund.

See notes to financial statements.

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2019

Bonds, notes & other debt instruments 96.81%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 51.15%
U.S. Treasury 43.49%
U.S. Treasury 1.75% 2021[1]	$33,540	$33,641
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	51,589	51,671
U.S. Treasury 2.00% 2021	46,300	46,669
U.S. Treasury 2.125% 2021	23,450	23,661
U.S. Treasury 2.25% 2021	23,580	23,820
U.S. Treasury 1.75% 2022	174,300	174,930
U.S. Treasury 1.875% 2022	63,000	63,391
U.S. Treasury 1.875% 2022	25,000	25,170
U.S. Treasury 1.875% 2022	23,000	23,167
U.S. Treasury 2.00% 2022	69,500	70,238
U.S. Treasury 2.125% 2023[1]	57,739	58,782
U.S. Treasury 2.875% 2023	43,000	44,952
U.S. Treasury 2.875% 2023	22,500	23,538
U.S. Treasury 1.50% 2024	47,000	46,623
U.S. Treasury 2.00% 2024	30,050	30,469
U.S. Treasury 2.125% 2024[1]	31,975	32,620
U.S. Treasury 2.50% 2024	44,000	45,540
U.S. Treasury 2.75% 2025	38,000	39,970
U.S. Treasury 1.625% 2026	77,000	76,037
U.S. Treasury 1.875% 2026	86,000	86,393
U.S. Treasury 1.75% 2029	35,000	34,467
U.S. Treasury 2.25% 2049[1]	25,700	24,937
U.S. Treasury 2.875% 2049[1]	26,000	28,663
U.S. Treasury 1.50%–2.88% 2021–2049[1]	148,885	150,278
		1,259,627

U.S. Treasury inflation-protected securities 7.66%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	36,777	37,362
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	72,013	72,476
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,054	24,283
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	22,423	23,344
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[3]	61,709	64,292
		221,757

Total U.S. Treasury bonds & notes		1,481,384

Mortgage-backed obligations 27.67%
Federal agency mortgage-backed obligations 27.67%
Fannie Mae Pool #BH2597 4.00% 2047[4]	25,092	26,390
Fannie Mae Pool #MA3775 3.50% 2049[4]	44,907	46,182
Fannie Mae 0%–9.16% 2022–2049[2,4]	75,935	79,030
Freddie Mac Pool #SD8001 3.50% 2049[4]	90,895	93,422
Freddie Mac Pool #SD8005 3.50% 2049[4]	34,320	35,264
Freddie Mac 0%–5.50% 2020–2049[2,4]	79,149	81,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	37,774	39,835
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	39,374	40,773
Government National Mortgage Assn. 3.50% 2050[4,5]	40,000	41,221
Government National Mortgage Assn. 4.00% 2050[4,5]	30,870	31,952
Government National Mortgage Assn. 2.26%–6.64% 2034–2065[2,4,5]	81,733	85,971
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	76,804	78,695
Uniform Mortgage-Backed Security 3.00% 2035[4,5]	28,225	28,903
Uniform Mortgage-Backed Security 4.50% 2050[4,5]	16	17
Other securities		91,827
		801,424

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 17.99%
Fannie Mae 2.75% 2021	$26,500	$26,938
Fannie Mae 2.875% 2023	36,000	37,533
Fannie Mae 1.25%–7.13% 2021–2030	6,900	8,673
Federal Home Loan Bank 3.25%–5.50% 2023–2036	30,315	32,747
Freddie Mac 2.375% 2021	40,000	40,340
Private Export Funding Corp. 3.266% 2021[6]	34,000	34,994
Private Export Funding Corp. 2.25%–3.55% 2020–2024	11,340	11,768
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,756
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	16,251
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,749
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,693
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,884
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,794
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,549
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,990
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,397
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	73,632	76,567
Other securities		5,422
		521,045

Total bonds, notes & other debt instruments (cost: $2,765,266,000)		2,803,853

Short-term securities 8.05%
Commercial paper 7.88%
Bank of New York Co., Inc. 1.60% due 1/2/2020	26,700	26,698
Exxon Mobil Corp. 1.62% due 2/3/2020	50,000	49,923
Pfizer Inc. 1.67% due 1/16/2020[6]	64,800	64,755
Starbird Funding Corp. 1.58% due 1/2/2020[6]	28,100	28,098
Toronto-Dominion Bank 1.70% due 1/7/2020[6]	50,000	49,983
Other securities		8,695
		228,152

Federal agency discount notes 0.17%
Other securities		4,994

Total short-term securities (cost: $233,152,000)		233,146
Total investment securities 104.86% (cost: $2,998,418,000)		3,036,999
Other assets less liabilities (4.86)%		(140,665)

Net assets 100.00%		$2,896,334

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[7]	Value at 12/31/2019 (000)	[8]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932		$185,014		$(118)
90 Day Euro Dollar Futures	Long	565	March 2020	141,250		138,799		543
2 Year U.S. Treasury Note Futures	Long	4,270	April 2020	854,000		920,185		90
5 Year U.S. Treasury Note Futures	Long	6,935	April 2020	693,500		822,556		(3,396)
10 Year U.S. Treasury Note Futures	Long	1,481	March 2020	148,100		190,193		(1,498)
10 Year Ultra U.S. Treasury Note Futures	Short	32	March 2020	(3,200)			(4,502)	54
20 Year U.S. Treasury Bond Futures	Long	219	March 2020	21,900		34,144		(596)
30 Year Ultra U.S. Treasury Bond Futures	Long	569	March 2020	56,900		103,362		(3,027)
								$(7,948)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$1,624,100	$ 1	$—	$1
1.5365%	U.S. EFFR	1/29/2020	1,288,300	(16)	—	(16)
1.535%	U.S. EFFR	1/29/2020	1,351,500	(18)	—	(18)
1.531%	U.S. EFFR	3/18/2020	741,200	(33)	—	(33)
1.515%	U.S. EFFR	3/18/2020	671,100	(45)	—	(45)
1.5155%	U.S. EFFR	3/18/2020	1,419,000	(93)	—	(93)
1.5135%	U.S. EFFR	3/18/2020	1,418,700	(97)	—	(97)
1.5435%	U.S. EFFR	4/29/2020	770,000	(9)	—	(9)
1.535%	U.S. EFFR	4/29/2020	1,187,700	(25)	—	(25)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(223)	—	(223)
1.4555%	U.S. EFFR	12/10/2020	129,200	(77)	—	(77)
1.454%	U.S. EFFR	12/10/2020	152,800	(94)	—	(94)
1.4995%	U.S. EFFR	12/20/2020	283,000	(43)	—	(43)
2.197%	U.S. EFFR	4/15/2021	174,000	1,418	—	1,418
1.605%	U.S. EFFR	6/20/2021	116,816	124	—	124
1.6325%	U.S. EFFR	7/18/2021	243,000	453	—	453
1.34%	U.S. EFFR	10/18/2021	50,000	(99)	—	(99)
1.355%	U.S. EFFR	10/24/2021	34,100	(57)	—	(57)
1.339%	U.S. EFFR	10/24/2021	62,000	(122)	—	(122)
1.3065%	U.S. EFFR	10/25/2021	83,800	(213)	—	(213)
1.39%	U.S. EFFR	10/31/2021	116,000	(116)	—	(116)
1.3615%	U.S. EFFR	11/1/2021	252,400	(383)	—	(383)
1.281%	U.S. EFFR	11/4/2021	252,700	(756)	—	(756)
1.411%	U.S. EFFR	11/7/2021	56,875	(35)	—	(35)
1.3925%	U.S. EFFR	11/7/2021	56,875	(54)	—	(54)
U.S. EFFR	1.335%	11/26/2021	222,000	451	—	451
1.433%	U.S. EFFR	12/16/2021	137,600	(21)	—	(21)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(612)	—	(612)
2.197%	U.S. EFFR	4/18/2022	47,400	768	—	768
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(111)	—	(111)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	150	—	150
2.5775%	U.S. EFFR	7/16/2022	181,639	2,107	—	2,107
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(139)	—	(139)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,379	—	6,379
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,107	—	6,107
2.009%	3-month USD-LIBOR	10/4/2022	50,000	450	—	450

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.0815%	2/10/2024	$ 28,700	$ (441)	$—	$(441)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,627	—	1,627
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,010)	—	(1,010)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,272)	—	(1,272)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(647)	—	(647)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(84)	—	(84)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,426)	—	(1,426)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	723	—	723
2.908%	3-month USD-LIBOR	2/1/2028	16,000	721	—	721
2.925%	3-month USD-LIBOR	2/1/2028	12,800	587	—	587
2.92%	3-month USD-LIBOR	2/2/2028	12,200	556	—	556
U.S. EFFR	2.5065%	3/22/2028	8,700	(610)	—	(610)
U.S. EFFR	2.535%	3/23/2028	6,700	(484)	—	(484)
U.S. EFFR	2.471%	3/27/2028	8,100	(546)	—	(546)
U.S. EFFR	2.4575%	3/29/2028	9,638	(639)	—	(639)
U.S. EFFR	2.424%	3/30/2028	8,160	(520)	—	(520)
U.S. EFFR	2.412%	4/5/2028	3,702	(233)	—	(233)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(418)	—	(418)
3-month USD-LIBOR	2.05%	7/18/2029	41,000	(629)	—	(629)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(266)	—	(266)
U.S. EFFR	1.485%	10/23/2029	16,000	244	—	244
U.S. EFFR	1.4869%	10/23/2029	14,600	220	—	220
U.S. EFFR	1.453%	10/24/2029	18,500	336	—	336
U.S. EFFR	1.4741%	10/24/2029	18,500	300	—	300
U.S. EFFR	1.4495%	10/24/2029	13,600	251	—	251
U.S. EFFR	1.446%	10/24/2029	1,800	34	—	34
1.419%	U.S. EFFR	11/26/2029	47,000	(1,021)	—	(1,021)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,923)	—	(5,923)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(6,114)	—	(6,114)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(449)	—	(449)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(545)	—	(545)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(546)	—	(546)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(426)	—	(426)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,481)	—	(2,481)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,559)	—	(3,559)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,659)	—	(3,659)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,489)	—	(1,489)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(164)	—	(164)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(925)	—	(925)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(398)	—	(398)
U.S. EFFR	2.155%	11/10/2047	8,640	(580)	—	(580)
U.S. EFFR	2.5635%	2/12/2048	33,204	(5,234)	—	(5,234)
3-month USD-LIBOR	1.934%	12/12/2049	19,300	704	—	704
3-month USD-LIBOR	1.935%	12/17/2049	17,280	627	—	627
3-month USD-LIBOR	2.007%	12/19/2049	21,500	423	—	423
3-month USD-LIBOR	2.045%	12/27/2049	15,100	166	—	166
					$—	$(20,302)

114	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,115,000, which represented 1.59% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,830,000, which represented 6.14% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	115

Managed Risk Growth Fund

Investment portfolio December 31, 2019

Growth funds 81.52%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	$358,426

Total growth funds (cost: $314,327,000)		358,426

Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	66,685

Total fixed income funds (cost: $64,788,000)		66,685

Short-term securities 3.38%
Government Cash Management Fund 1.51%[1]	14,836,148	14,836

Total short-term securities (cost: $14,836,000)		14,836
Total investment securities 100.07% (cost: $393,951,000)		439,947
Other assets less liabilities (0.07)%		(297)

Net assets 100.00%		$439,650

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	142	March 2020	$14,200		$16,843		$(61)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 81.52%
American Funds Insurance Series – Growth Fund, Class 1	3,963,500	841,360	391,840	4,413,020	$3,636	$45,980	$3,243	$358,426
Fixed income funds 15.17%
American Funds Insurance Series – Bond Fund, Class 1	5,110,855	1,716,104	856,923	5,970,036	(16)	3,708	1,763	66,685
Total 96.69%					$3,620	$49,688	$5,006	$425,111

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2019

Growth funds 80.75%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,417,163	$133,862

Total growth funds (cost: $119,729,000)		133,862

Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	24,465

Total fixed income funds (cost: $23,789,000)		24,465

Short-term securities 4.55%
Government Cash Management Fund 1.51%[1]	7,541,294	7,541

Total short-term securities (cost: $7,541,000)		7,541
Total investment securities 100.06% (cost: $151,059,000)		165,868
Other assets less liabilities (0.06)%		(99)

Net assets 100.00%		$165,769

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	72	March 2020	$7,200		$8,540		$(30)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 80.75%
American Funds Insurance Series – International Fund, Class 1	6,802,836	422,276	807,949	6,417,163	$553	$20,856	$2,158	$133,862
Fixed income funds 14.76%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	382,186	354,922	2,190,172	64	1,507	667	24,465
Total 95.51%					$617	$22,363	$2,825	$158,327

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	117

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2019

Growth-and-income funds 81.97%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	$299,536

Total growth-and-income funds (cost: $295,807,000)		299,536

Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	53,524

Total fixed income funds (cost: $52,792,000)		53,524

Short-term securities 3.45%
Government Cash Management Fund 1.51%[1]	12,608,727	12,609

Total short-term securities (cost: $12,609,000)		12,609
Total investment securities 100.06% (cost: $361,208,000)		365,669
Other assets less liabilities (0.06)%		(234)

Net assets 100.00%		$365,435

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	121	March 2020	$12,100		$14,352		$(52)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.97%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	2,725,657	2,537,908	22,089,727	$139	$27,211	$6,403	$299,536

Fixed income funds 14.64%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	702,066	849,020	4,337,434	30	1,747	1,181	53,524

Total 96.61%					$169	$28,958	$7,584	$353,060

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

118	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2019

Growth-and-income funds 81.15%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	$1,841,827

Total growth-and-income funds (cost: $1,679,355,000)		1,841,827

Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	337,186

Total fixed income funds (cost: $317,192,000)		337,186

Short-term securities 3.81%
Government Cash Management Fund 1.51%[1]	86,525,815	86,526

Total short-term securities (cost: $86,526,000)		86,526

Options purchased 0.19%
Options purchased*		4,322

Total options purchased (cost: $14,443,000)		4,322
Total investment securities 100.01% (cost: $2,097,516,000)		2,269,861
Other assets less liabilities (0.01)%		(137)

Net assets 100.00%		$2,269,724

* Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2019 (000)
S&P 500 Index	110	$355	$2,050.00	3/20/2020	$8
S&P 500 Index	2,720	8,788	2,100.00	3/20/2020	231
S&P 500 Index	1,200	3,877	2,150.00	3/20/2020	144
S&P 500 Index	50	162	2,175.00	3/20/2020	5
S&P 500 Index	715	2,310	2,200.00	3/20/2020	82
S&P 500 Index	135	436	2,225.00	3/20/2020	17
S&P 500 Index	170	549	2,250.00	3/20/2020	25
S&P 500 Index	95	307	2,225.00	6/19/2020	50
S&P 500 Index	250	808	2,250.00	6/19/2020	148
S&P 500 Index	130	420	2,275.00	6/19/2020	92
S&P 500 Index	3,520	11,372	2,325.00	6/19/2020	3,041
S&P 500 Index	160	517	2,350.00	6/19/2020	130
S&P 500 Index	180	582	2,375.00	6/19/2020	160
S&P 500 Index	70	226	2,400.00	6/19/2020	78
S&P 500 Index	65	210	2,450.00	6/19/2020	86
S&P 500 Index	15	48	2,325.00	9/18/2020	25
					$4,322

American Funds Insurance Series	119

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	876	March 2020	$87,600		$103,902		$(375)
S&P 500 E-mini Index Contracts	Long	380	March 2020	19		61,391		1,045
								$670

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth-and-income funds 81.15%
American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	5,204,328	2,006,897	36,320,774	$10,843	$181,776	$32,844	$1,841,827

Fixed income funds 14.86%
American Funds Insurance Series – Bond Fund, Class 1	26,945,898	5,339,384	2,098,493	30,186,789	551	19,412	9,121	337,186
Total 96.01%					$11,394	$201,188	$41,965	$2,179,013

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

120	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2019

Asset allocation funds 95.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	$2,704,731

Total asset allocation funds (cost: $2,461,096,000)		2,704,731

Short-term securities 4.57%
Government Cash Management Fund 1.51%[1]	129,388,605	129,389

Total short-term securities (cost: $129,389,000)		129,389
Total investment securities 100.06% (cost: $2,590,485,000)		2,834,120
Other assets less liabilities (0.06)%		(1,616)

Net assets 100.00%		$2,832,504

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,222	March 2020	$122,200		$144,941		$(525)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Asset allocation funds 95.49%
American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	9,622,390	12,627,750	112,462,863	$18,556	$297,458	$55,061	$2,704,731

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series	121

Financial statements

Statements of assets and liabilities
at December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,834,678	$4,695,009	$28,530,215	$10,090,299	$3,763,903
Affiliated issuers	—	12,711	—	—	—
Cash	77	984	961	1,558	5,500
Cash collateral received for securities on loan	—	9,581	—	—	—
Cash denominated in currencies other than U.S. dollars	187	5,130	822	3,548	730
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	—	2,285	7,836	2,831	261
Sales of fund’s shares	2,516	3,547	5,850	1,503	1,370
Dividends and interest	12,553	3,331	40,016	17,475	6,799
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	—	384	—	—	9
Other	468	226	53	96	1,978
	6,850,479	4,733,188	28,585,753	10,117,310	3,780,550
Liabilities:
Collateral for securities on loan	—	95,814	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	131	—
Payables for:
Purchases of investments	218	2,571	19,404	1,808	841
Repurchases of fund’s shares	40,573	4,821	82,386	18,480	3,083
Investment advisory services	2,924	2,682	7,647	4,148	2,180
Insurance administrative fees	226	121	897	230	382
Services provided by related parties	1,061	653	4,372	1,231	429
Trustees’ deferred compensation	77	52	497	207	36
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	4,857	6,103	811	15,406	13,045
Other	96	98	80	238	143
	50,032	112,915	116,094	41,879	20,139
Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,735,844	$3,169,995	$15,151,170	$7,794,312	$2,756,659
Total distributable earnings	3,064,603	1,450,278	13,318,489	2,281,119	1,003,752
Net assets at December 31, 2019	$6,800,447	$4,620,273	$28,469,659	$10,075,431	$3,760,411

Investment securities on loan, at value	$—	$102,111	$—	$—	$2,679
Investment securities, at cost:
Unaffiliated issuers	3,948,846	3,495,309	16,010,216	7,618,504	2,782,480
Affiliated issuers	—	45,916	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	186	5,130	822	3,531	745

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

122	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,276,932	$2,138,294	$35,695,564	$1,502,569	$990,616	$27,124,386	$435,920	$10,917,401	$2,118,893
—	—	336,143	—	—	444,495	—	—	—
199	226	2,015	48	114	5,535	62	7,258	459
—	—	—	—	—	510	—	—	—
170	299	180	427	278	1,146	3	64	94
—	—	—	—	—	—	173	2,743	3,976

—	112	88	131	22,405	213,442	1	669,867	18,110
1,708	662	5,285	300	1,104	9,829	140	7,295	2,121
15,592	5,398	71,629	4,137	3,549	83,460	1,682	63,827	18,545
—	—	—	—	—	—	—	—	53
—	—	—	—	22	437	2	2,378	167
—	—	—	—	97	292	13	948	200
—	—	—	—	—	126	—	—	—
10	393	394	40	22	160	32	61	162
9,294,611	2,145,384	36,111,298	1,507,652	1,018,207	27,883,818	438,028	11,671,842	2,162,780

—	—	—	—	—	5,103	—	—	—
—	137	—	11	—	—	272	3,934	6,186

509	44	12,801	184	18,310	434,944	264	1,108,141	25,517
7,089	2,594	57,734	6,267	235	11,152	104	1,500	294
3,021	1,056	7,672	755	397	6,088	242	3,237	954
365	86	724	60	275	2,677	57	303	30
1,007	369	4,017	111	118	2,703	73	1,126	276
91	24	579	12	4	284	3	125	26
—	—	—	—	—	—	—	—	66
—	—	—	—	48	473	1	2,265	196
—	—	—	—	56	17	7	51	218
164	2,545	1,411	112	38	586	49	—	273
4	46	94	54	10	136	6	—	100
12,250	6,901	85,032	7,566	19,491	464,163	1,078	1,120,682	34,136
$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$7,024,809	$1,446,699	$24,318,085	$1,269,718	$924,094	$20,498,664	$354,288	$10,126,847	$2,039,155
2,257,552	691,784	11,708,181	230,368	74,622	6,920,991	82,662	424,313	89,489
$9,282,361	$2,138,483	$36,026,266	$1,500,086	$998,716	$27,419,655	$436,950	$10,551,160	$2,128,644

$—	$—	$—	$—	$—	$5,211	$—	$—	$—

7,160,359	1,501,184	25,109,357	1,239,563	895,730	20,541,489	353,703	10,597,431	2,061,125
—	—	279,526	—	—	328,678	—	—	—
170	298	180	426	278	1,146	3	64	94

American Funds Insurance Series	123

Statements of assets and liabilities
at December 31, 2019

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,243,917		$279,612	$284,229	$3,036,999	$14,836
Affiliated issuers	—		—	—	—	425,111
Cash	726		262	109	2,199	99
Cash collateral pledged for futures contracts	154		—	—	—	—
Cash collateral pledged for swap contracts	2,100		—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	2,727		83,408	—	298,428	447
Sales of fund’s shares	209		235	696	1,934	32
Dividends and interest	20,007		732	—	10,545	21
Variation margin on futures contracts	33		20	—	217	—
Variation margin on swap contracts	41		329	—	3,682	—
Other	3		1	—	—	—
	1,269,917		364,599	285,034	3,354,004	440,546
Liabilities:
Payables for:
Purchases of investments	2,150		69,602	—	453,440	29
Repurchases of fund’s shares	686		164	234	637	472
Investment advisory services	506		105	78	835	37
Insurance administrative fees	38		17	14	78	264
Services provided by related parties	188		25	62	386	89
Trustees’ deferred compensation	46		3	16	58	2
Variation margin on futures contracts	—		65	—	1,058	—
Variation margin on swap contracts	9		108	—	1,177	3
Other	1		—	—	1	—
	3,624		70,089	404	457,670	896
Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,456,035		$291,684	$283,903	$2,843,203	$375,936
Total (accumulated loss) distributable earnings	(189,742)		2,826	727	53,131	63,714
Net assets at December 31, 2019	$1,266,293		$294,510	$284,630	$2,896,334	$439,650

Investment securities on loan, at value	$—		$—	$—	$—	$—
Investment securities, at cost:
Unaffiliated issuers	1,246,290		275,150	284,222	2,998,418	14,836
Affiliated issuers	—		—	—	—	379,115
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

124	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,541	$12,609	$90,848	$129,389
158,327	353,060	2,179,013	2,704,731
50	85	2,356	856
—	—	—	—
—	—	—	—
—	—	—	—

134	89	21,241	649
3	—	1,026	590
10	18	117	178
—	—	—	—
—	—	126	—
—	—	—	—
166,065	365,861	2,294,727	2,836,393

—	—	754	—
144	94	22,617	1,273
14	31	192	238
101	221	1,376	1,735
34	75	58	588
1	2	6	26
—	—	—	—
2	3	—	29
—	—	—	—
296	426	25,003	3,889
$165,769	$365,435	$2,269,724	$2,832,504

$154,345	$346,751	$1,940,147	$2,449,900
11,424	18,684	329,577	382,604
$165,769	$365,435	$2,269,724	$2,832,504

$—	$—	$—	$—

7,541	12,609	100,969	129,389
143,518	348,599	1,996,547	2,461,096
—	—	—	—

American Funds Insurance Series	125

Statements of assets and liabilities
at December 31, 2019

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,515,595	$2,050,138	$10,840,676	$5,353,248	$2,128,928
	Shares outstanding	77,246	76,500	133,471	256,566	82,393
	Net asset value per share	$32.57	$26.80	$81.22	$20.86	$25.84
Class 1A:	Net assets	$7,914	$575	$18,051	$7,041	$4,461
	Shares outstanding	244	22	223	339	173
	Net asset value per share	$32.47	$26.74	$80.92	$20.80	$25.74
Class 2:	Net assets	$3,894,942	$2,363,250	$15,884,538	$4,310,970	$981,055
	Shares outstanding	120,828	90,815	197,149	207,441	38,339
	Net asset value per share	$32.24	$26.02	$80.57	$20.78	$25.59
Class 3:	Net assets			$213,515	$24,708
	Shares outstanding	Not applicable	Not applicable	2,609	1,181	Not applicable
	Net asset value per share			$81.84	$20.92
Class 4:	Net assets	$381,996	$206,310	$1,512,879	$379,464	$645,967
	Shares outstanding	11,917	7,887	19,051	18,478	25,360
	Net asset value per share	$32.05	$26.16	$79.41	$20.54	$25.47

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$524,749	$210,225	$29,304	$1,418,254
	Shares outstanding	53,157	19,906	2,592	114,937	Not applicable
	Net asset value per share	$9.87	$10.56	$11.30	$12.34
Class 1A:	Net assets	$726	$493	$10	$2,474
	Shares outstanding	74	47	1	201	Not applicable
	Net asset value per share	$9.86	$10.55	$11.30	$12.32
Class 2:	Net assets	$667,518	$56,269	$230,044	$1,343,065
	Shares outstanding	68,819	5,338	20,889	109,962	Not applicable
	Net asset value per share	$9.70	$10.54	$11.01	$12.21
Class 3:	Net assets	$9,941		$3,187	$8,818
	Shares outstanding	1,002	Not applicable	286	713	Not applicable
	Net asset value per share	$9.92		$11.13	$12.37
Class 4:	Net assets	$63,359	$27,523	$22,085	$123,723
	Shares outstanding	5,997	2,637	1,984	10,128	Not applicable
	Net asset value per share	$10.56	$10.44	$11.13	$12.22
Class P1:	Net assets					$5,745
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	417
	Net asset value per share					$13.78
Class P2:	Net assets					$433,905
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,656
	Net asset value per share					$13.71

*	Amount less than one thousand.

See notes to financial statements.

126	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,558,836	$624,992	$21,056,972	$1,140,298	$533,359	$17,729,567	$133,417	$6,481,599	$1,077,241
409,812	39,269	415,250	62,738	49,708	737,257	9,877	580,461	88,893
$13.56	$15.92	$50.71	$18.18	$10.73	$24.05	$13.51	$11.17	$12.12
$9,073	$1,904	$10,901	$2,475	$5,710	$10,719	$2,284	$6,646	$456
671	120	215	137	533	447	169	598	38
$13.51	$15.88	$50.54	$18.15	$10.72	$23.99	$13.49	$11.13	$12.10
$3,092,785	$1,366,688	$13,585,491	$256,730	$5,567	$5,153,699	$207,099	$3,561,089	$1,001,945
231,052	86,034	271,274	14,170	519	216,630	15,358	323,062	83,303
$13.39	$15.89	$50.08	$18.12	$10.72	$23.79	$13.48	$11.02	$12.03
		$156,432			$32,567
Not applicable	Not applicable	3,079	Not applicable	Not applicable	1,352	Not applicable	Not applicable	Not applicable
		$50.81			$24.08
$621,667	$144,899	$1,216,470	$100,583	$454,080	$4,493,103	$94,150	$501,826	$49,002
46,696	9,268	24,567	5,586	42,408	189,815	7,048	45,627	4,112
$13.31	$15.63	$49.52	$18.01	$10.71	$23.67	$13.36	$11.00	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$683	$805	$1,987,005	$2,174
62	67	144,442	157
$11.01	$12.01	$13.76	$13.81
$165,086	$364,630	$282,719	$2,830,330
15,122	30,625	20,645	210,242
$10.92	$11.91	$13.69	$13.46

American Funds Insurance Series	127

Statements of operations
for the year ended December 31, 2019

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$100,513	$44,813	$367,210	$188,002	$50,154
Interest	1,513	1,993	10,907	12,319	15,536
Securities lending income	—	5,572	—	—	9
	102,026	52,378	378,117	200,321	65,699
Fees and expenses*:
Investment advisory services	32,238	29,892	84,702	47,450	23,766
Distribution services	9,991	6,096	41,091	11,232	3,708
Insurance administrative services	810	445	3,298	867	1,405
Transfer agent services	1	1	3	1	— †
Administrative services	1,268	873	5,329	1,937	689
Reports to shareholders	218	163	948	351	132
Registration statement and prospectus	159	142	557	292	117
Trustees’ compensation	42	28	175	64	23
Auditing and legal	78	102	72	94	98
Custodian	869	796	492	1,634	933
Other	20	110	140	92	96
Total fees and expenses before waivers/reimbursements	45,694	38,648	136,807	64,014	30,967
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	45,694	38,648	136,807	64,014	30,967
Net investment income	56,332	13,730	241,310	136,307	34,732

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	194,169	251,392	746,022	(125,118)	33,329
Affiliated issuers	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	(981)	303
Swap contracts	—	—	—	—	—
Currency transactions	(251)	(122)	(486)	(1,893)	(681)
	193,918	251,270	745,536	(127,992)	32,951
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,619,656	899,816	6,038,099	1,988,055	789,738
Affiliated issuers	—	(17,366)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	394	(303)
Swap contracts	—	—	—	—	—
Currency translations	91	109	133	(22)	1,965
	1,619,747	882,559	6,038,232	1,988,427	791,400
Net realized gain (loss) and unrealized appreciation (depreciation)	1,813,665	1,133,829	6,783,768	1,860,435	824,351
Net increase in net assets resulting from operations	$1,869,997	$1,147,559	$7,025,078	$1,996,742	$859,083

See end of statements of operations for footnotes.

See notes to financial statements.

128	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$234,613	$51,517	$766,259	$45,191	$25,475	$375,876	$6,913	$16,529	$1,213
1,841	3,480	16,017	2,742	5,377	258,983	3,712	306,813	66,060
—	—	—	—	—	126	—	—	—
236,454	54,997	782,276	47,933	30,852	634,985	10,625	323,342	67,273

34,092	11,970	85,788	8,588	4,075	67,563	2,697	37,299	11,276
8,746	3,618	35,549	821	1,026	22,631	700	9,950	2,662
1,255	304	2,707	218	1,025	10,170	211	1,084	114
1	— †	4	— †	— †	3	— †	1	— †
1,765	408	6,796	284	174	5,173	83	2,083	426
355	60	1,336	27	17	1,018	7	286	68
157	65	509	38	44	331	19	225	64
59	13	221	9	6	170	3	68	14
47	55	89	80	51	74	57	56	52
237	443	598	330	77	257	64	211	404
39	22	124	8	5	55	7	56	35
46,753	16,958	133,721	10,403	6,500	107,445	3,848	51,319	15,115

—	—	—	—	24	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	24	—	—	—	—
46,753	16,958	133,721	10,403	6,476	107,445	3,848	51,319	15,115
189,701	38,039	648,555	37,530	24,376	527,540	6,777	272,023	52,158

85,832	51,401	903,747	(35,910)	(7,360)	488,583	9,817	195,373	11,564
—	—	(1,021)	—	—	(471,314)	—	—	—
—	—	—	—	(501)	22,485	557	72,397	13,348
—	579	—	(14)	—	—	(440)	58	(2,623)
—	—	—	—	985	(18,948)	31	(25,282)	1,525
(3)	(143)	(250)	(1,100)	(2)	103	(139)	786	(2,149)
85,829	51,837	902,476	(37,024)	(6,878)	20,909	9,826	243,332	21,665

1,423,937	449,977	6,047,455	293,943	117,252	3,772,779	59,030	433,411	101,447
—	—	128,124	—	—	548,491	—	—	—
—	—	—	—	(760)	(8,123)	(196)	(23,687)	(5,076)
—	(488)	—	(12)	—	—	(181)	8,081	(9,128)
—	—	—	—	829	(255)	(7)	(6,333)	141
23	379	406	8	22	86	17	153	173
1,423,960	449,868	6,175,985	293,939	117,343	4,312,978	58,663	411,625	87,557

1,509,789	501,705	7,078,461	256,915	110,465	4,333,887	68,489	654,957	109,222
$1,699,490	$539,744	$7,727,016	$294,445	$134,841	$4,861,427	$75,266	$926,980	$161,380

American Funds Insurance Series	129

Statements of operations
for the year ended December 31, 2019

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$994	$—	$—	$— †	$5,338
Interest	90,296	7,989	6,571	70,374	—
	91,290	7,989	6,571	70,374	5,338
Fees and expenses*:
Investment advisory services	6,009	1,231	925	9,824	590
Distribution services	1,855	202	640	3,611	974
Insurance administrative services	143	60	51	276	984
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	253	59	58	582	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	28	5	7	63	8
Registration statement and prospectus	34	15	10	55	21
Trustees’ compensation	8	2	1	20	2
Auditing and legal	50	45	43	46	15
Custodian	17	21	1	37	11
Other	32	3	2	8	3
Total fees and expenses before waivers/reimbursements	8,429	1,643	1,738	14,522	2,662
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	197
Miscellaneous fee reimbursements	—	—	—	—	13
Total waivers/reimbursements of fees and expenses	—	—	—	—	210
Total fees and expenses after waivers/reimbursements	8,429	1,643	1,738	14,522	2,452
Net investment income	82,861	6,346	4,833	55,852	2,886

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(18,671)	2,660	(1)	43,914	—
Affiliated issuers	—	—	—	—	3,620
Futures contracts	(236)	6,233	—	85,989	(5,811)
Swap contracts	(986)	1,047	—	(7,749)	—
Currency transactions	— †	—	—	— †	30
Capital gain distributions received from affiliated issuers	—	—	—	—	32,790
	(19,893)	9,940	(1)	122,154	30,629
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	89,670	5,462	15	52,718	—
Affiliated issuers	—	—	—	—	49,688
Futures contracts	159	(2,645)	—	(35,398)	(5,952)
Swap contracts	(2,898)	(4,026)	—	(39,656)	—
	86,931	(1,209)	15	(22,336)	43,736
Net realized gain (loss) and unrealized appreciation (depreciation)	67,038	8,731	14	99,818	74,365
Net increase in net assets resulting from operations	$149,899	$15,077	$4,847	$155,670	$77,251

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

130	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$2,945	$7,880	$43,834	$57,102
—	—	—	—
2,945	7,880	43,834	57,102

239	527	3,162	4,046
398	877	647	6,739
399	878	5,270	6,744
— †	— †	— †	— †
—	—	—	—
50	53	80	110
4	7	30	49
12	17	223	49
1	2	12	21
15	15	16	18
11	11	12	11
3	3	3	11
1,132	2,390	9,455	17,798

80	176	1,054	1,349
47	14	—	—
127	190	1,054	1,349
1,005	2,200	8,401	16,449
1,940	5,680	35,433	40,653

—	—	(21,805)	—
617	169	11,394	18,556
(1,246)	(5,543)	(7,635)	(17,863)
—	—	—	—
(4)	26	114	117
3,310	22,171	167,499	131,016
2,677	16,823	149,567	131,826

—	—	(11,132)	—
22,363	28,958	201,188	297,458
(1,249)	(5,833)	(9,637)	(25,848)
—	—	—	—
21,114	23,125	180,419	271,610

23,791	39,948	329,986	403,436
$25,731	$45,628	$365,419	$444,089

American Funds Insurance Series	131

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$56,332	$50,276	$13,730	$10,787	$241,310	$162,005
Net realized gain (loss)	193,918	343,542	251,270	247,061	745,536	2,848,894
Net unrealized appreciation (depreciation)	1,619,747	(919,676)	882,559	(673,158)	6,038,232	(2,971,090)
Net increase (decrease) in net assets resulting from operations	1,869,997	(525,858)	1,147,559	(415,310)	7,025,078	39,809
Distributions paid to shareholders	(417,934)	(474,814)	(284,752)	(196,135)	(2,978,202)	(2,648,515)
Net capital share transactions	(153,769)	267,749	102,952	(49,079)	974,922	1,071,109
Total increase (decrease) in net assets	1,298,294	(732,923)	965,759	(660,524)	5,021,798	(1,537,597)
Net assets:
Beginning of year	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458
End of year	$6,800,447	$5,502,153	$4,620,273	$3,654,514	$28,469,659	$23,447,861

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$37,530	$37,077	$24,376	$18,120	$527,540	$495,623
Net realized gain (loss)	(37,024)	19,646	(6,878)	(12,903)	20,909	1,250,899
Net unrealized appreciation (depreciation)	293,939	(222,569)	117,343	(53,867)	4,312,978	(2,879,563)
Net increase (decrease) in net assets resulting from operations	294,445	(165,846)	134,841	(48,650)	4,861,427	(1,133,041)
Distributions paid to shareholders	(53,548)	(35,982)	(24,614)	(20,515)	(1,801,337)	(1,587,775)
Net capital share transactions	(78,069)	77,119	213,209	149,988	1,434,114	(13,827)
Total increase (decrease) in net assets	162,828	(124,709)	323,436	80,823	4,494,204	(2,734,643)
Net assets:
Beginning of year	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094
End of year	$1,500,086	$1,337,258	$998,716	$675,280	$27,419,655	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

132	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$136,307	$147,886	$34,732	$32,835	$189,701	$183,892	$38,039	$35,857	$648,555	$479,019
(127,992)	247,240	32,951	126,203	85,829	687,384	51,837	99,872	902,476	3,357,516
1,988,427	(1,741,754)	791,400	(647,033)	1,423,960	(1,602,222)	449,868	(325,530)	6,175,985	(4,232,991)

1,996,742	(1,346,628)	859,083	(487,995)	1,699,490	(730,946)	539,744	(189,801)	7,727,016	(396,456)

(394,620)	(646,470)	(164,192)	(126,412)	(878,225)	(883,615)	(140,198)	(186,991)	(3,957,175)	(2,606,909)

(536,801)	1,245,386	54,641	92,573	429,824	265,984	(76,937)	90,220	2,392,290	2,175,138
1,065,321	(747,712)	749,532	(521,834)	1,251,089	(1,348,577)	322,609	(286,572)	6,162,131	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362
$10,075,431	$9,010,110	$3,760,411	$3,010,879	$9,282,361	$8,031,272	$2,138,483	$1,815,874	$36,026,266	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$6,777	$6,105	$272,023	$269,087	$52,158	$55,434	$82,861	$84,812	$6,346	$6,148
9,826	3,576	243,332	(168,412)	21,665	(11,729)	(19,893)	(24,544)	9,940	(7,618)
58,663	(33,957)	411,625	(164,842)	87,557	(70,008)	86,931	(86,196)	(1,209)	2,541

75,266	(24,276)	926,980	(64,167)	161,380	(26,303)	149,899	(25,928)	15,077	1,071

(16,934)	(9,700)	(280,200)	(267,421)	(35,756)	(56,130)	(79,066)	(79,933)	(7,525)	(6,505)

12,429	46,266	49,693	(511,419)	(84,997)	(297,128)	(8,439)	(144,120)	(4,217)	(43,561)
70,761	12,290	696,473	(843,007)	40,627	(379,561)	62,394	(249,981)	3,335	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170
$436,950	$366,189	$10,551,160	$9,854,687	$2,128,644	$2,088,017	$1,266,293	$1,203,899	$294,510	$291,175

American Funds Insurance Series	133

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$4,833	$4,036	$55,852	$56,785	$2,886	$1,509
Net realized gain (loss)	(1)	—	122,154	(86,715)	30,629	21,463
Net unrealized appreciation (depreciation)	15	33	(22,336)	49,517	43,736	(26,917)
Net increase (decrease) in net assets resulting from operations	4,847	4,069	155,670	19,587	77,251	(3,945)
Distributions paid to shareholders	(5,093)	(3,517)	(60,961)	(55,819)	(30,222)	(21,941)
Net capital share transactions	(21,528)	1,047	(67,678)	(197,780)	49,348	81,200
Total increase (decrease) in net assets	(21,774)	1,599	27,031	(234,012)	96,377	55,314
Net assets:
Beginning of year	306,404	304,805	2,869,303	3,103,315	343,273	287,959
End of year	$284,630	$306,404	$2,896,334	$2,869,303	$439,650	$343,273

See notes to financial statements.

134	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
2019	2018	2019	2018	2019	2018	2019	2018

$1,940	$2,317	$5,680	$5,276	$35,433	$2,685	$40,653	$62,566
2,677	5,722	16,823	18,018	149,567	6,953	131,826	97,415
21,114	(25,332)	23,125	(49,299)	180,419	(21,166)	271,610	(366,555)

25,731	(17,293)	45,628	(26,005)	365,419	(11,528)	444,089	(206,574)

(7,796)	(3,428)	(23,415)	(23,525)	(32,440)	(12,352)	(177,811)	(242,968)

(3,125)	23,257	6,553	19,295	44,643	1,707,014	23,729	(1,462,371)
14,810	2,536	28,766	(30,235)	377,622	1,683,134	290,007	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410
$165,769	$150,959	$365,435	$336,669	$2,269,724	$1,892,102	$2,832,504	$2,542,497

American Funds Insurance Series	135

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

136	American Funds Insurance Series

Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	137

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

138	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	139

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2019 (dollars in thousands):

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,185,255	$794,324	$—	$1,979,579
Consumer discretionary	474,696	744,806	—	1,219,502
Health care	527,781	214,362	—	742,143
Financials	302,133	398,337	—	700,470
Consumer staples	291,919	259,874	—	551,793
Communication services	372,299	163,033	—	535,332
Industrials	73,839	453,487	—	527,326
Materials	144,609	41,190	—	185,799
Energy	12,046	125,318	—	137,364
Utilities	—	5,646	—	5,646
Preferred securities	—	112,584	—	112,584
Short-term securities	137,140	—	—	137,140
Total	$3,521,717	$3,312,961	$—	$6,834,678

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$832,166	$191,178	$—	$1,023,344
Information technology	472,972	397,575	—	870,547
Industrials	128,020	558,859	—	686,879
Consumer discretionary	450,887	224,996	—	675,883
Financials	194,307	161,242	—	355,549
Real estate	121,286	62,447	—	183,733
Materials	98,936	80,609	—	179,545
Communication services	56,064	89,863	—	145,927
Consumer staples	46,475	76,569	—	123,044
Energy	32,183	26,545	14,352	73,080
Utilities	17,485	46,609	—	64,094
Preferred securities	17,503	—	29,706	47,209
Rights & warrants	—	53	—	53
Short-term securities	278,833	—	—	278,833
Total	$2,747,117	$1,916,545	$44,058	$4,707,720

140	American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,232,866	$927,524	$—	$7,160,390
Communication services	5,180,447	—	—	5,180,447
Health care	4,685,272	29,104	38,849	4,753,225
Consumer discretionary	3,070,193	143,533	—	3,213,726
Financials	2,245,437	171,043	—	2,416,480
Industrials	1,283,561	551,356	—	1,834,917
Materials	758,550	47,905	—	806,455
Consumer staples	522,509	251,756	—	774,265
Energy	698,230	—	—	698,230
Real estate	486,857	—	—	486,857
Utilities	77,731	—	—	77,731
Convertible bonds	—	—	25,000	25,000
Short-term securities	1,102,492	—	—	1,102,492
Total	$26,344,145	$2,122,221	$63,849	$28,530,215

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$63,111	$1,589,115	$—	$1,652,226
Consumer discretionary	549,505	856,658	—	1,406,163
Industrials	31,330	1,364,421	—	1,395,751
Health care	89,208	1,162,960	—	1,252,168
Information technology	47,551	682,008	—	729,559
Materials	297,118	380,773	—	677,891
Consumer staples	22,274	654,869	—	677,143
Communication services	12,395	482,238	—	494,633
Energy	91,650	398,340	—	489,990
Utilities	—	358,981	—	358,981
Real estate	—	223,309	—	223,309
Preferred securities	50,234	70,526	—	120,760
Rights & warrants	—	22,939	—	22,939
Bonds, notes & other debt instruments	—	44,329	—	44,329
Short-term securities	544,457	—	—	544,457
Total	$1,798,833	$8,291,466	$—	$10,090,299

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(131)	$—	$(131)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	141

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$585,583	$279,934	$—	$865,517
Financials	118,563	374,375	—	492,938
Energy	41,325	330,863	—	372,188
Health care	186,827	157,245	—	344,072
Materials	161,739	151,049	—	312,788
Consumer discretionary	111,867	152,128	—	263,995
Communication services	181,968	39,344	—	221,312
Consumer staples	10,237	199,516	—	209,753
Industrials	13,319	152,169	—	165,488
Real estate	20,109	21,107	—	41,216
Utilities	17,612	15,724	—	33,336
Preferred securities	42,757	28,620	27	71,404
Rights & warrants	—	26,479	—	26,479
Bonds, notes & other debt instruments	—	96,814	—	96,814
Short-term securities	238,673	7,930	—	246,603
Total	$1,730,579	$2,033,297	$27	$3,763,903

Blue Chip Income and Growth Fund At December 31, 2019, all of the fund’s investment securities were classified as Level 1. Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$177,115	$158,462	$—	$335,577
Industrials	116,335	152,898	—	269,233
Financials	87,217	166,525	—	253,742
Consumer discretionary	90,534	114,346	—	204,880
Health care	137,436	62,628	—	200,064
Communication services	72,048	108,658	—	180,706
Materials	82,829	79,135	—	161,964
Energy	25,886	113,797	—	139,683
Utilities	13,510	110,341	—	123,851
Real estate	95,121	15,936	—	111,057
Consumer staples	22,758	63,369	—	86,127
Preferred securities	7,892	—	—	7,892
Bonds, notes & other debt instruments	—	34,957	—	34,957
Short-term securities	28,561	—	—	28,561
Total	$957,242	$1,181,052	$—	$2,138,294

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(137)	$—	$(137)

*	Forward currency contracts are not included in the investment portfolio.

142	American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$5,175,002	$664,418	$—	$5,839,420
Information technology	5,204,952	215,296	—	5,420,248
Communication services	4,182,848	149,142	—	4,331,990
Financials	3,510,960	401,089	—	3,912,049
Industrials	3,108,920	698,875	—	3,807,795
Consumer staples	1,541,333	1,016,810	—	2,558,143
Energy	2,399,987	99,768	—	2,499,755
Consumer discretionary	1,775,002	48,931	—	1,823,933
Materials	1,577,903	163,566	—	1,741,469
Real estate	1,068,563	—	—	1,068,563
Utilities	717,617	163,329	—	880,946
Mutual funds	—	16,337	—	16,337
Convertible stocks	184,737	—	—	184,737
Bonds, notes & other debt instruments	—	5,722	—	5,722
Short-term securities	1,940,600	—	—	1,940,600
Total	$32,388,424	$3,643,283	$—	$36,031,707

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,550	$246,628	$—	$251,178
Industrials	—	164,295	—	164,295
Consumer discretionary	55,639	101,948	—	157,587
Health care	6,488	135,357	—	141,845
Energy	21,294	90,307	—	111,601
Utilities	—	94,713	—	94,713
Materials	6,679	84,933	—	91,612
Information technology	—	84,551	—	84,551
Consumer staples	—	78,182	—	78,182
Communication services	20,440	56,878	—	77,318
Real estate	—	73,379	—	73,379
Preferred securities	31,463	—	—	31,463
Bonds, notes & other debt instruments	—	16,819	—	16,819
Short-term securities	128,026	—	—	128,026
Total	$274,579	$1,227,990	$—	$1,502,569

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(11)	$—	$(11)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	143

Capital Income Builder

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Consumer staples	$38,725	$64,427		$—	$103,152
Information technology	66,952	29,080		—	96,032
Financials	45,772	38,435		—	84,207
Real estate	47,566	31,086		—	78,652
Energy	40,806	19,724		—	60,530
Health care	23,819	29,326		—	53,145
Communication services	4,574	44,219		—	48,793
Utilities	14,681	33,269		—	47,950
Industrials	17,339	27,817		—	45,156
Consumer discretionary	21,286	19,400		—	40,686
Materials	18,022	8,478		—	26,500
Rights & warrants	—	—	*	—	— *
Convertible stocks	16,025	—		—	16,025
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,624		—	103,624
Corporate bonds & notes	—	48,638		—	48,638
Mortgage-backed obligations	—	46,322		—	46,322
Asset-backed obligations	—	14,269		—	14,269
Municipals	—	415		—	415
Short-term securities	76,520	—		—	76,520
Total	$432,087	$558,529		$—	$990,616

	Other investments†
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—		$—	$37
Unrealized appreciation on interest rate swaps	—	1,109		—	1,109
Liabilities:
Unrealized depreciation on futures contracts	(368)	—		—	(368)
Unrealized depreciation on interest rate swaps	—	(280)		—	(280)
Total	$(331)	$829		$—	$498

*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

144	American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,271,389	$20,847	$20	$4,292,256
Financials	2,943,889	78,737	—	3,022,626
Health care	2,830,970	85,268	3,683	2,919,921
Industrials	1,502,299	115,339	—	1,617,638
Consumer discretionary	1,098,602	242,932	—	1,341,534
Communication services	1,184,337	—	—	1,184,337
Consumer staples	788,363	363,014	—	1,151,377
Energy	1,028,032	1,506	—	1,029,538
Materials	697,667	—	—	697,667
Real estate	238,213	—	—	238,213
Utilities	172,921	—	—	172,921
Rights & warrants	—	—	1,070	1,070
Convertible stocks	137,828	—	4,983	142,811
Convertible bonds	—	127	—	127
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,226,667	—	3,226,667
Corporate bonds & notes	—	2,834,147	6,531	2,840,678
Mortgage-backed obligations	—	1,900,213	—	1,900,213
Federal agency bonds & notes	—	12,974	—	12,974
Other	—	186,876	—	186,876
Short-term securities	1,589,437	—	—	1,589,437
Total	$18,483,947	$9,068,647	$16,287	$27,568,881

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,710	$—	$—	$1,710
Unrealized appreciation on interest rate swaps	—	1,035	—	1,035
Liabilities:
Unrealized depreciation on futures contracts	(4,672)	—	—	(4,672)
Unrealized depreciation on interest rate swaps	—	(4,847)	—	(4,847)
Total	$(2,962)	$(3,812)	$—	$(6,774)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series	145

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,609	$29,614	$—	$60,223
Health care	26,812	21,313	—	48,125
Financials	22,318	19,024	—	41,342
Consumer staples	20,634	18,609	—	39,243
Industrials	11,263	20,997	—	32,260
Consumer discretionary	12,095	7,459	—	19,554
Materials	2,530	9,294	—	11,824
Real estate	10,418	—	—	10,418
Communication services	4,785	2,422	—	7,207
Energy	4,309	2,872	—	7,181
Utilities	—	3,015	—	3,015
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	60,125	—	60,125
U.S. Treasury bonds & notes	—	51,042	—	51,042
Corporate bonds & notes	—	21,074	—	21,074
Mortgage-backed obligations	—	8,367	—	8,367
Short-term securities	2,825	12,095	—	14,920
Total	$148,598	$287,322	$—	$435,920

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$173	$—	$173
Unrealized appreciation on interest rate swaps	—	12	—	12
Liabilities:
Unrealized depreciation on futures contracts	(16)	—	—	(16)
Unrealized depreciation on open forward currency contracts	—	(272)	—	(272)
Unrealized depreciation on interest rate swaps	—	(14)	—	(14)
Total	$(16)	$(101)	$—	$(117)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,363,969	$—	$3,363,969
Corporate bonds & notes	—	3,122,420	—	3,122,420
U.S. Treasury bonds & notes	—	3,031,887	—	3,031,887
Bonds & notes of governments & government agencies outside the U.S.	—	319,908	—	319,908
Asset-backed obligations	—	238,376	—	238,376
Municipals	—	226,157	—	226,157
Federal agency bonds & notes	—	12,086	—	12,086
Common stocks	—	135	9	144
Rights & warrants	—	1	2	3
Short-term securities	602,451	—	—	602,451
Total	$602,451	$10,314,939	$11	$10,917,401

146	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,373	$—	$—	$8,373
Unrealized appreciation on open forward currency contracts	—	2,743	—	2,743
Unrealized appreciation on interest rate swaps	—	5,879	—	5,879
Liabilities:
Unrealized depreciation on futures contracts	(12,452)	—	—	(12,452)
Unrealized depreciation on open forward currency contracts	—	(3,934)	—	(3,934)
Unrealized depreciation on interest rate swaps	—	(11,985)	—	(11,985)
Total	$(4,079)	$(7,297)	$—	$(11,376)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$379,876	$—	$379,876
Japanese yen	—	284,116	—	284,116
Chinese yuan renminbi	—	69,268	—	69,268
Malaysian ringgits	—	38,844	—	38,844
Indian rupees	—	35,296	—	35,296
Brazilian reais	—	33,633	—	33,633
South African rand	—	31,058	—	31,058
Danish kroner	—	30,945	—	30,945
British pounds	—	29,213	—	29,213
Canadian dollars	—	27,439	—	27,439
Mexican pesos	—	26,891	—	26,891
Norwegian kroner	—	24,740	—	24,740
Israeli shekels	—	23,588	—	23,588
Polish zloty	—	17,537	—	17,537
U.S. dollars	—	879,679	1,187	880,866
Other	—	59,257	—	59,257
Convertible bonds	—	10	—	10
Convertible stocks	—	—	847	847
Common stocks	881	258	3	1,142
Rights & warrants	—	—	130	130
Short-term securities	77,745	46,452	—	124,197
Total	$78,626	$2,038,100	$2,167	$2,118,893

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$234	$—	$—	$234
Unrealized appreciation on open forward currency contracts	—	3,976	—	3,976
Unrealized appreciation on interest rate swaps	—	165	—	165
Unrealized appreciation on credit default swaps	—	731	—	731
Liabilities:
Unrealized depreciation on futures contracts	(1,039)	—	—	(1,039)
Unrealized depreciation on open forward currency contracts	—	(6,186)	—	(6,186)
Unrealized depreciation on interest rate swaps	—	(704)	—	(704)
Total	$(805)	$(2,018)	$—	$(2,823)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	147

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,165,929	$9,187	$1,175,116
Municipals	—	5	—	5
Convertible bonds	—	4,694	—	4,694
Convertible stocks	3,223	—	4,834	8,057
Preferred securities	—	2,187	—	2,187
Common stocks	7,454	1,635	4,946	14,035
Rights & warrants	—	3	708	711
Short-term securities	39,112	—	—	39,112
Total	$49,789	$1,174,453	$19,675	$1,243,917

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$192	$—	$—	$192
Liabilities:
Unrealized depreciation on futures contracts	(33)	—	—	(33)
Unrealized depreciation on credit default swaps	—	(1,578)	—	(1,578)
Total	$159	$(1,578)	$—	$(1,419)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2019 (dollars in thousands):

	Beginning value at 1/1/2019	Transfers into Level 3	[2]	Purchases	Sales	Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 12/31/2019
Investment securities	$17,537	$—		$10,278	$(5,076)	$6		$(3,050)		$(20)		$19,675
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2019												$(3,075)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

148	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2019	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$9,187	Yield analysis	Yield to maturity risk premium	N/A	N/A	Decrease
		Redemption value	N/A	N/A	N/A	N/A
		Market comparable security	N/A	N/A	N/A	N/A
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.85x	0.85x	Increase
		Market comparable companies	EBITDA multiple	4.8x	4.8x	Increase
			Discount for lack of marketability	20%	20%	Decrease
Common stocks	4,946	Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Black-Scholes	Implied volatility	30%	30%	Increase
Rights & warrants	708	Market comparables	$ per acre	$4.5K	$4.5K	Increase
			$ per thousand barrels of oil equivalent per day	$25K	$25K	Increase
	$19,675

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$186,650	$—	$186,650
U.S. Treasury bonds & notes	—	28,434	—	28,434
Federal agency bonds & notes	—	18,896	—	18,896
Asset-backed obligations	—	4,681	—	4,681
Short-term securities	—	40,951	—	40,951
Total	$—	$279,612	$—	$279,612

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,618	$—	$1,618
Liabilities:
Unrealized depreciation on futures contracts	(746)	—	—	(746)
Unrealized depreciation on interest rate swaps	—	(4,450)	—	(4,450)
Total	$(746)	$(2,832)	$—	$(3,578)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2019, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	149

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,481,384	$—	$1,481,384
Mortgage-backed obligations	—	801,424	—	801,424
Federal agency bonds & notes	—	521,045	—	521,045
Short-term securities	—	233,146	—	233,146
Total	$—	$3,036,999	$—	$3,036,999

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$687	$—	$—	$687
Unrealized appreciation on interest rate swaps	—	25,927	—	25,927
Liabilities:
Unrealized depreciation on futures contracts	(8,635)	—	—	(8,635)
Unrealized depreciation on interest rate swaps	—	(46,229)	—	(46,229)
Total	$(7,948)	$(20,302)	$—	$(28,250)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

150	American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than

American Funds Insurance Series	151

higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities

152	American Funds Insurance Series

issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

American Funds Insurance Series	153

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

154	American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Small Capitalization Fund	$102,111	$95,814	$ 11,588	$ 86,233
New World Fund	2,679	—	2,733	—
Asset Allocation Fund	5,211	5,103	232	4,593

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2019, the maximum exposure of unfunded loan commitments for High-Income Bond Fund was $131,000, which would represent 0.01% of the net assets of the fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

American Funds Insurance Series	155

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in

156	American Funds Insurance Series

each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps		Credit default swaps
International Fund	Not applicable	Not applicable	$79,279		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	5,048	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,314		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,564		Not applicable		Not applicable
Capital Income Builder	Not applicable	$117,725	Not applicable		$229,667		Not applicable
Asset Allocation Fund	Not applicable	2,471,967	Not applicable		503,101		Not applicable
Global Balanced Fund	Not applicable	11,883	23,258		29,983		Not applicable
Bond Fund	Not applicable	4,367,285	671,642		1,344,692		Not applicable
Global Bond Fund	Not applicable	470,248	678,676		532,130		$130,250
High-Income Bond Fund	Not applicable	75,400	Not applicable		31,175	*	61,207
Mortgage Fund	Not applicable	158,792	Not applicable		587,735		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,472,410	Not applicable		13,841,522		Not applicable
Managed Risk Growth Fund	Not applicable	27,364	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	46,121	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	23,146	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$29,328	130,576	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	139,336	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	157

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$131

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(981)	Net unrealized appreciation on forward currency contracts	$394

New World Fund
		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$303	Net unrealized depreciation on forward currency contracts	$(303)

Global Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$137

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$579	Net unrealized depreciation on forward currency contracts	$(488)

International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$11

158	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(14)	Net unrealized depreciation on forward currency contracts	$(12)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$37	Unrealized depreciation[1]	$368
Swap	Interest	Unrealized appreciation[1]	1,109	Unrealized depreciation[1]	280
			$1,146		$648

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(501)	Net unrealized depreciation on futures contracts	$(760)
Swap	Interest	Net realized gain on swap contracts	985	Net unrealized appreciation on swap contracts	829
			$484		$69

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,710	Unrealized depreciation[1]	$4,672
Swap	Interest	Unrealized appreciation[1]	1,035	Unrealized depreciation[1]	4,847
			$2,745		$9,519

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$22,485	Net unrealized depreciation on futures contracts	$(8,123)
Swap	Interest	Net realized loss on swap contracts	(18,948)	Net unrealized depreciation on swap contracts	(255)
			$3,537		$(8,378)

See end of tables for footnotes.

American Funds Insurance Series	159

Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$16
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	173	Unrealized depreciation on open forward currency contracts	272
Swap	Interest	Unrealized appreciation[1]	12	Unrealized depreciation[1]	14
			$185		$302

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$557	Net unrealized depreciation on futures contracts	$(196)
Forward currency	Currency	Net realized loss on forward currency contracts	(440)	Net unrealized depreciation on forward currency contracts	(181)
Swap	Interest	Net realized gain on swap contracts	31	Net unrealized depreciation on swap contracts	(7)
			$148		$(384)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,373	Unrealized depreciation[1]	$12,452
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,743	Unrealized depreciation on open forward currency contracts	3,934
Swap	Interest	Unrealized appreciation[1]	5,879	Unrealized depreciation[1]	11,985
			$16,995		$28,371

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$72,397	Net unrealized depreciation on futures contracts	$(23,687)
Forward currency	Currency	Net realized gain on forward currency contracts	58	Net unrealized appreciation on forward currency contracts	8,081
Swap	Interest	Net realized loss on swap contracts	(24,940)	Net unrealized depreciation on swap contracts	(6,333)
Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	—
			$47,173		$(21,939)

160	American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$234	Unrealized depreciation[1]	$1,039
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,976	Unrealized depreciation on open forward currency contracts	6,186
Forward currency	Currency	Receivables for closed forward currency contracts	53	Payables for closed forward currency contracts	66
Swap	Interest	Unrealized appreciation[1]	165	Unrealized depreciation[1]	704
Swap	Credit	Unrealized appreciation[1]	731	Unrealized depreciation[1]	—
			$5,159		$7,995

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$13,348	Net unrealized depreciation on futures contracts	$(5,076)
Forward currency	Currency	Net realized loss on forward currency contracts	(2,623)	Net unrealized depreciation on forward currency contracts	(9,128)
Swap	Interest	Net realized gain on swap contracts	1,160	Net unrealized depreciation on swap contracts	(590)
Swap	Credit	Net realized gain on swap contracts	365	Net unrealized appreciation on swap contracts	731
			$12,250		$(14,063)

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$192	Unrealized depreciation[1]	$33
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,578
			$192		$1,611

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(236)	Net unrealized appreciation on futures contracts	$159
Swap	Interest	Net realized loss on swap contracts	(268)	Net unrealized appreciation on swap contracts	224
Swap	Credit	Net realized loss on swap contracts	(718)	Net unrealized depreciation on swap contracts	(3,122)
			$(1,222)		$(2,739)

See end of tables for footnotes.

American Funds Insurance Series	161

Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$746
Swap	Interest	Unrealized appreciation[1]	1,618	Unrealized depreciation[1]	4,450
			$1,618		$5,196

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,233	Net unrealized depreciation on futures contracts	$(2,645)
Swap	Interest	Net realized gain on swap contracts	1,047	Net unrealized depreciation on swap contracts	(4,026)
			$7,280		$(6,671)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$687	Unrealized depreciation[1]	$8,635
Swap	Interest	Unrealized appreciation[1]	25,927	Unrealized depreciation[1]	46,229
			$26,614		$54,864

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,989	Net unrealized depreciation on futures contracts	$(35,398)
Swap	Interest	Net realized loss on swap contracts	(7,749)	Net unrealized depreciation on swap contracts	(39,656)
			$78,240		$(75,054)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$61

162	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(111)	Net unrealized appreciation on futures contracts	$45
Futures	Equity	Net realized loss on futures contracts	(7,821)	Net unrealized depreciation on futures contracts	(4,022)
Futures	Interest	Net realized gain on futures contracts	2,121	Net unrealized depreciation on futures contracts	(1,975)
			$(5,811)		$(5,952)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$30

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(228)	Net unrealized appreciation on futures contracts	$278
Futures	Equity	Net realized loss on futures contracts	(1,772)	Net unrealized depreciation on futures contracts	(882)
Futures	Interest	Net realized gain on futures contracts	754	Net unrealized depreciation on futures contracts	(645)
			$(1,246)		$(1,249)

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$52

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(51)	Net unrealized appreciation on futures contracts	$30
Futures	Equity	Net realized loss on futures contracts	(7,602)	Net unrealized depreciation on futures contracts	(3,946)
Futures	Interest	Net realized gain on futures contracts	2,110	Net unrealized depreciation on futures contracts	(1,917)
			$(5,543)		$(5,833)

See end of tables for footnotes.

American Funds Insurance Series	163

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options	Equity	Investment securities from unaffiliated issuers[2]	$4,322	Investment securities from unaffiliated issuers[2]	$—
Futures	Equity	Unrealized appreciation[1]	1,045	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	375
			$5,367		$375

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(21,805)	Net unrealized depreciation on options purchased contracts[4]	$(11,132)
Futures	Currency	Net realized loss on futures contracts	(698)	Net unrealized appreciation on futures contracts	497
Futures	Equity	Net realized loss on futures contracts	(15,325)	Net unrealized depreciation on futures contracts	(2,840)
Futures	Interest	Net realized gain on futures contracts	8,388	Net unrealized depreciation on futures contracts	(7,294)
			$(29,440)		$(20,769)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$525

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(252)	Net unrealized appreciation on futures contracts	$182
Futures	Equity	Net realized loss on futures contracts	(27,273)	Net unrealized depreciation on futures contracts	(17,157)
Futures	Interest	Net realized gain on futures contracts	9,662	Net unrealized depreciation on futures contracts	(8,873)
			$(17,863)		$(25,848)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.
[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

164	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

International Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Barclays Bank PLC	$131	$—	$—	$—	$131

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Citibank	$137	$—	$—	$—	$137

International Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Bank of America	$11	$—	$—	$—	$11

See end of tables for footnote.

American Funds Insurance Series	165

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$16	$(16)	$—	$—	$—
Bank of New York Mellon	4	(1)	—	—	3
Citibank	23	(23)	—	—	—
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	28	(28)	—	—	—
JPMorgan Chase	1	(1)	—	—	—
Morgan Stanley	64	(3)	—	—	61
Standard Chartered Bank	34	(34)	—	—	—
UBS AG	1	(1)	—	—	—
Total	$173	$(109)	$—	$—	$64
Liabilities:
Bank of America	$53	$(16)	$—	$—	$37
Bank of New York Mellon	1	(1)	—	—	—
Citibank	55	(23)	—	—	32
Goldman Sachs	29	(2)	—	—	27
HSBC Bank	47	(28)	—	—	19
JPMorgan Chase	35	(1)	—	—	34
Morgan Stanley	3	(3)	—	—	—
Standard Chartered Bank	48	(34)	—	—	14
UBS AG	1	(1)	—	—	—
Total	$272	$(109)	$—	$—	$163

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$35	$—	$—	$—	$35
Citibank	1,789	—	—	(1,789)	—
Goldman Sachs	41	—	—	—	41
JPMorgan Chase	878	—	(825)	—	53
Total	$2,743	$—	$(825)	$(1,789)	$129
Liabilities:
Barclays Bank PLC	$1,226	$—	$(1,226)	$—	$—
HSBC Bank	1,355	—	(1,186)	—	169
Morgan Stanley	1,353	—	(1,156)	—	197
Total	$3,934	$—	$(3,568)	$—	$366

166	American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$273	$(273)	$—	$—	$—
Bank of New York Mellon	56	—	—	—	56
Barclays Bank PLC	181	—	—	—	181
Citibank	613	(613)	—	—	—
Goldman Sachs	745	(587)	—	—	158
HSBC Bank	489	(489)	—	—	—
JPMorgan Chase	104	(104)	—	—	—
Morgan Stanley	959	(244)	—	(715)	—
Standard Chartered Bank	559	(559)	—	—	—
UBS AG	50	(50)	—	—	—
Total	$4,029	$(2,919)	$—	$(715)	$395
Liabilities:
Bank of America	$1,002	$(273)	$(729)	$—	$—
Citibank	2,019	(613)	(1,406)	—	—
Goldman Sachs	587	(587)	—	—	—
HSBC Bank	931	(489)	(442)	—	—
JPMorgan Chase	778	(104)	(548)	—	126
Morgan Stanley	244	(244)	—	—	—
Standard Chartered Bank	590	(559)	(31)	—	—
UBS AG	101	(50)	—	—	51
Total	$6,252	$(2,919)	$(3,156)	$—	$177

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	167

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2019, were as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
Gross unrealized appreciation on investments	2,976,734	1,338,057	12,680,487	2,723,168	1,025,046	2,435,492
Gross unrealized depreciation on investments	(115,480)	(165,363)	(176,640)	(296,533)	(51,959)	(319,251)
Net unrealized appreciation on investments	2,861,254	1,172,694	12,503,847	2,426,635	973,087	2,116,241
Cost of investments	3,973,424	3,535,026	16,026,368	7,663,533	2,790,816	7,160,691
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	(1)	—	1	1	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
Gross unrealized appreciation on investments	657,067	11,402,210	307,883	119,069	7,134,453	85,707
Gross unrealized depreciation on investments	(21,291)	(751,877)	(44,941)	(23,709)	(431,268)	(4,511)
Net unrealized appreciation on investments	635,776	10,650,333	262,942	95,360	6,703,185	81,196
Cost of investments	1,502,381	25,381,374	1,239,616	895,754	20,858,922	354,608
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	12

168	American Funds Insurance Series

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
Capital loss carryforward utilized	159,206	3,784	—	6,175	—	52,033
Gross unrealized appreciation on investments	359,213	92,798	49,688	6,927	12	78,457
Gross unrealized depreciation on investments	(49,858)	(37,745)	(61,045)	(5,296)	(5)	(60,713)
Net unrealized appreciation (depreciation) on investments	309,355	55,053	(11,357)	1,631	7	17,744
Cost of investments	10,596,670	2,058,371	1,258,516	274,404	284,222	2,991,005
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	(2)	—	1

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
Gross unrealized appreciation on investments	46,058	14,843	4,513	192,587	244,160
Gross unrealized depreciation on investments	(7,615)	(6,664)	(2,398)	(14,687)	(8,220)
Net unrealized appreciation on investments	38,443	8,179	2,115	177,900	235,940
Cost of investments	401,443	157,659	363,502	2,092,631	2,597,655

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$31,022	$121,251	$152,273	$28,611	$134,884	$163,495
Class 1A	82	367	449	47	273	320
Class 2	40,119	204,481	244,600	41,238	251,323	292,561
Class 4	3,204	17,408	20,612	2,414	16,024	18,438
Total	$74,427	$343,507	$417,934	$72,310	$402,504	$474,814

See end of tables for footnote.

American Funds Insurance Series	169

Global Small Capitalization Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$28,009	$97,912	$125,921	$21,329	$55,968	$77,297
Class 1A	6	23	29	4	12	16
Class 2	28,406	119,280	147,686	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491
Total	$58,353	$226,399	$284,752	$49,083	$147,052	$196,135

Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$150,838	$964,757	$1,115,595	$88,940	$792,865	$881,805
Class 1A	193	1,290	1,483	76	634	710
Class 2	192,058	1,500,212	1,692,270	117,331	1,515,757	1,633,088
Class 3	2,713	20,442	23,155	1,723	20,248	21,971
Class 4	14,770	130,929	145,699	6,414	104,527	110,941
Total	$360,572	$2,617,630	$2,978,202	$214,484	$2,434,031	$2,648,515

International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$85,943	$130,060	$216,003	$174,418	$165,915	$340,333
Class 1A	95	141	236	156	140	296
Class 2	59,246	104,778	164,024	136,977	146,986	283,963
Class 3	354	637	991	887	970	1,857
Class 4	4,496	8,870	13,366	9,465	10,556	20,021
Total	$150,134	$244,486	$394,620	$321,903	$324,567	$646,470

New World Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,315	$71,500	$94,815	$21,450	$54,023	$75,473
Class 1A	39	132	171	24	50	74
Class 2	8,693	34,958	43,651	8,194	26,593	34,787
Class 4	4,452	21,103	25,555	3,419	12,659	16,078
Total	$36,499	$127,693	$164,192	$33,087	$93,325	$126,412

170	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$118,657	$410,713	$529,370	$232,769	$299,947	$532,716
Class 1A	163	435	598	120	135	255
Class 2	60,118	238,793	298,911	134,358	186,318	320,676
Class 4	10,646	38,700	49,346	13,348	16,620	29,968
Total	$189,584	$688,641	$878,225	$380,595	$503,020	$883,615

Global Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$12,475	$27,971	$40,446	$16,289	$31,541	$47,830
Class 1A	33	66	99	28	53	81
Class 2	24,591	66,794	91,385	40,436	90,173	130,609
Class 4	2,298	5,970	8,268	2,682	5,789	8,471
Total	$39,397	$100,801	$140,198	$59,435	$127,556	$186,991

Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$455,391	$1,825,184	$2,280,575	$341,172	$1,049,641	$1,390,813
Class 1A	206	825	1,031	124	344	468
Class 2	272,097	1,260,360	1,532,457	241,470	886,942	1,128,412
Class 3	3,204	14,500	17,704	2,907	10,337	13,244
Class 4	21,474	103,934	125,408	15,471	58,501	73,972
Total	$752,372	$3,204,803	$3,957,175	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$41,626	$—	$41,626	$28,476	$—	$28,476
Class 1A	84	—	84	44	—	44
Class 2	8,726	—	8,726	5,865	—	5,865
Class 4	3,112	—	3,112	1,597	—	1,597
Total	$53,548	$—	$53,548	$35,982	$—	$35,982

See end of tables for footnote.

American Funds Insurance Series	171

Capital Income Builder

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$13,476	$—	$13,476	$9,421	$617	$10,038
Class 1A	126	—	126	66	3	69
Class 2	137	—	137	90	6	96
Class 4	10,875	—	10,875	9,550	762	10,312
Total	$24,614	$—	$24,614	$19,127	$1,388	$20,515

Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$356,589	$816,841	$1,173,430	$386,982	$666,856	$1,053,838
Class 1A	189	416	605	147	263	410
Class 2	94,178	253,101	347,279	103,332	210,133	313,465
Class 3	608	1,581	2,189	686	1,413	2,099
Class 4	71,682	206,152	277,834	69,096	148,867	217,963
Total	$523,246	$1,278,091	$1,801,337	$560,243	$1,027,532	$1,587,775

Global Balanced Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,912	$3,479	$5,391	$1,808	$1,346	$3,154
Class 1A	28	61	89	30	25	55
Class 2	2,521	5,487	8,008	2,555	2,290	4,845
Class 4	954	2,492	3,446	804	842	1,646
Total	$5,415	$11,519	$16,934	$5,197	$4,503	$9,700

Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$177,855	$—	$177,855	$156,337	$8,915	$165,252
Class 1A	165	—	165	76	4	80
Class 2	90,796	—	90,796	88,266	5,217	93,483
Class 4	11,384	—	11,384	8,153	453	8,606
Total	$280,200	$—	$280,200	$252,832	$14,589	$267,421

Global Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$19,173	$—	$19,173	$25,210	$3,256	$28,466
Class 1A	7	—	7	9	1	10
Class 2	15,927	—	15,927	23,308	3,412	26,720
Class 4	649	—	649	816	118	934
Total	$35,756	$—	$35,756	$49,343	$6,787	$56,130

172	American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$33,304	$—	$33,304	$34,114	$—	$34,114
Class 1A	45	—	45	40	—	40
Class 2	41,753	—	41,753	43,382	—	43,382
Class 3	611	—	611	664	—	664
Class 4	3,353	—	3,353	1,733	—	1,733
Total	$79,066	$—	$79,066	$79,933	$—	$79,933

Mortgage Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,573	$—	$5,573	$4,938	$—	$4,938
Class 1A	12	—	12	15	—	15
Class 2	1,355	—	1,355	1,128	—	1,128
Class 4	585	—	585	424	—	424
Total	$7,525	$—	$7,525	$6,505	$—	$6,505

Ultra-Short Bond Fund

	Year ended December 31, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$604		$—	$604		$561	$—	$561
Class 1A	—	*	—	—	*	—	—	—
Class 2	4,088		—	4,088		2,762	—	2,762
Class 3	59		—	59		41	—	41
Class 4	342		—	342		153	—	153
Total	$5,093		$—	$5,093		$3,517	$—	$3,517

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$31,700	$—	$31,700	$29,881	$—	$29,881
Class 1A	50	—	50	29	—	29
Class 2	26,790	—	26,790	24,431	—	24,431
Class 3	180	—	180	165	—	165
Class 4	2,241	—	2,241	1,313	—	1,313
Total	$60,961	$—	$60,961	$55,819	$—	$55,819

See end of tables for footnote.

American Funds Insurance Series	173

Managed Risk Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$61	$256	$317	$14	$135	$149
Class P2	3,581	26,324	29,905	1,397	20,395	21,792
Total	$3,642	$26,580	$30,222	$1,411	$20,530	$21,941

Managed Risk International Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11	$16	$27	$8	$1	$9
Class P2	2,974	4,795	7,769	2,681	738	3,419
Total	$2,985	$4,811	$7,796	$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$13	$40	$53	$15	$7	$22
Class P2	5,566	17,796	23,362	11,391	12,112	23,503
Total	$5,579	$17,836	$23,415	$11,406	$12,119	$23,525

Managed Risk Growth-Income Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$14,564	$14,505	$29,069	$42	$122	$164
Class P2	1,352	2,019	3,371	2,374	9,814	12,188
Total	$15,916	$16,524	$32,440	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund

	Year ended December 31, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$5	$65	$70	$31,787	$66,960	$98,747
Class P2	62,691	115,050	177,741	36,816	107,405	144,221
Total	$62,696	$115,115	$177,811	$68,603	$174,365	$242,968

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

174	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2019, total investment advisory services fees waived by CRMC were $2,880,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		year ended	year ended
	Rates		(in billions)		December 31,	December 31,
	Beginning	Ending		In excess	2019,	2019,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.516%	.516%
Global Small Capitalization Fund	.800	.635	.6	5.0	.696	.696
Growth Fund	.500	.280	.6	34.0	.322	.322
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.701	.701
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.595	.595
Growth-Income Fund	.500	.219	.6	34.0	.256	.256
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.489	.486
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.475	.475
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	175

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$458
Class 1A	$—	$17	2
Class 2	9,198	Not applicable	742
Class 4	793	793	66
Total class-specific expenses	$9,991	$810	$1,268

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$382
Class 1A	$—	$1	—	*
Class 2	5,652	Not applicable	454
Class 4	444	444	37
Total class-specific expenses	$6,096	$445	$873

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,999
Class 1A	$—	$35	3
Class 2	37,459	Not applicable	3,017
Class 3	369	Not applicable	41
Class 4	3,263	3,263	269
Total class-specific expenses	$41,091	$3,298	$5,329

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,031
Class 1A	$—	$15	1
Class 2	10,335	Not applicable	830
Class 3	45	Not applicable	5
Class 4	852	852	70
Total class-specific expenses	$11,232	$867	$1,937

176	American Funds Insurance Series

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$386
Class 1A	$—	$9	1
Class 2	2,312	Not applicable	187
Class 4	1,396	1,396	115
Total class-specific expenses	$3,708	$1,405	$689

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,058
Class 1A	$—	$16	1
Class 2	7,507	Not applicable	601
Class 4	1,239	1,239	105
Total class-specific expenses	$8,746	$1,255	$1,765

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$115
Class 1A	$—	$4	1
Class 2	3,318	Not applicable	267
Class 4	300	300	25
Total class-specific expenses	$3,618	$304	$408

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$3,919
Class 1A	$—	$22	2
Class 2	32,591	Not applicable	2,624
Class 3	273	Not applicable	30
Class 4	2,685	2,685	221
Total class-specific expenses	$35,549	$2,707	$6,796

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$217
Class 1A	$—	$5	—	*
Class 2	608	Not applicable	49
Class 4	213	213	18
Total class-specific expenses	$821	$218	$284

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$89
Class 1A	$—	$11	1
Class 2	12	Not applicable	1
Class 4	1,014	1,014	83
Total class-specific expenses	$1,026	$1,025	$174

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$3,332
Class 1A	$—	$22	2
Class 2	12,426	Not applicable	1,002
Class 3	57	Not applicable	6
Class 4	10,148	10,148	831
Total class-specific expenses	$22,631	$10,170	$5,173

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$26
Class 1A	$—	$5	—	*
Class 2	495	Not applicable	40
Class 4	205	206	17
Total class-specific expenses	$700	$211	$83

See end of tables for footnote.

American Funds Insurance Series	177

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,277
Class 1A	$—	$12	1
Class 2	8,877	Not applicable	715
Class 4	1,073	1,072	90
Total class-specific expenses	$9,950	$1,084	$2,083

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$212
Class 1A	$—	$1	—	*
Class 2	2,549	Not applicable	204
Class 4	113	113	10
Total class-specific expenses	$2,662	$114	$426

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$104
Class 1A	$—	$2	—	*
Class 2	1,696	Not applicable	135
Class 3	18	Not applicable	2
Class 4	141	141	12
Total class-specific expenses	$1,855	$143	$253

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$42
Class 1A	$—	$1	—	*
Class 2	143	Not applicable	12
Class 4	59	59	5
Total class-specific expenses	$202	$60	$59

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$ —*	—	*
Class 2	583	Not applicable	47
Class 3	6	Not applicable	1
Class 4	51	51	4
Total class-specific expenses	$640	$51	$58

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$5	—	*
Class 2	3,325	Not applicable	269
Class 3	16	Not applicable	2
Class 4	270	271	23
Total class-specific expenses	$3,611	$276	$582

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$10
Class P2	$974	974
Total class-specific expenses	$974	$984

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$398	398
Total class-specific expenses	$398	$399

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$877	877
Total class-specific expenses	$877	$878

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4,623
Class P2	$647	647
Total class-specific expenses	$647	$5,270

178	American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$5
Class P2	$6,739	6,739
Total class-specific expenses	$6,739	$6,744

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2019, total fees and expenses reimbursed by CRMC were $74,000. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
Global Growth Fund	$31	$11		$42
Global Small Capitalization Fund	21	7		28
Growth Fund	130	45		175
International Fund	48	16		64
New World Fund	17	6		23
Blue Chip Income and Growth Fund	44	15		59
Global Growth and Income Fund	10	3		13
Growth-Income Fund	164	57		221
International Growth and Income Fund	7	2		9
Capital Income Builder	4	2		6
Asset Allocation Fund	127	43		170
Global Balanced Fund	2	1		3
Bond Fund	51	17		68
Global Bond Fund	11	3		14
High-Income Bond Fund	6	2		8
Mortgage Fund	1	1		2
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	15	5		20
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	1		2
Managed Risk Growth-Income Fund	8	4		12
Managed Risk Asset Allocation Fund	16	5		21

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	179

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of December 31, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$24,083	$81,665	$14,006
Global Small Capitalization Fund	36,878	122,208	33,693
Growth Fund	268,036	905,939	9,860
International Fund	81,543	407,486	47,090
New World Fund	13,140	16,223	457
Blue Chip Income and Growth Fund	99,516	104,771	10,930
Global Growth and Income Fund	14,247	26,182	572
Growth-Income Fund	200,557	806,347	(8,638)
International Growth and Income Fund	10,521	12,522	(737)
Capital Income Builder	27,947	2,175	(137)
Asset Allocation Fund	404,052	977,305	(21,921)
Global Balanced Fund	1,871	906	(25)
Bond Fund	51,636	102,897	(719)
Global Bond Fund	4,273	1,394	(2)
High-Income Bond Fund	4,365	9,431	(2,079)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2019.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

Year ended December 31, 2018

Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802
Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

180	American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Year ended December 31, 2018

Class 1	$138,128	5,551	$76,990	2,920	$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838
Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$(49,079)	(1,969)

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

Year ended December 31, 2018

Class 1	$1,574,676	19,928	$879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217
Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

See end of tables for footnotes.

American Funds Insurance Series	181

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

Year ended December 31, 2018

Class 1	$987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457
Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Year ended December 31, 2018

Class 1	$169,684	6,947	$75,282	3,139	$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281
Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$92,573	3,922

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

Year ended December 31, 2018

Class 1	$189,059	13,527	$528,528	38,135	$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442
Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$265,984	21,972

182	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Year ended December 31, 2018

Class 1	$105,981	7,092	$45,562	3,107	$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311
Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$90,220	6,582

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

Year ended December 31, 2018

Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430
Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

See end of tables for footnotes.

American Funds Insurance Series	183

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,331	555	$41,626	2,406	$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5	(75)	(4)	372	23
Class 2	14,448	831	8,726	507	(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182	(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100	$(175,914)	(10,292)	$(78,069)	(4,589)

Year ended December 31, 2018

Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066
Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Year ended December 31, 2018

Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108
Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

Year ended December 31, 2018

Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153
Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

184	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Year ended December 31, 2018

Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974
Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Year ended December 31, 2018

Class 1	$856,250	80,879	$164,110	15,776	$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8	(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101	(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839	(47,758)	(4,587)	79,699	7,638
Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724	$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

Year ended December 31, 2018

Class 1	$126,990	10,666	$28,466	2,515	$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1	(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377	(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84	(17,922)	(1,548)	11,067	930
Total net increase (decrease)	$196,810	16,616	$56,130	4,977	$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series	185

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Year ended December 31, 2018

Class 1	$15,126	1,484	$34,114	3,526	$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5	(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563	(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68	(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168	(53,384)	(4,942)	(202)	(27)
Total net increase (decrease)	$81,387	7,702	$79,934	8,330	$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$31,595	3,007	$5,573	528	$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1	(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129	(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56	(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714	$(59,850)	(5,683)	$(4,217)	(387)

Year ended December 31, 2018

Class 1	$17,819	1,730	$4,658	457	$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2	(111)	(11)	636	62
Class 2	4,682	456	1,128	111	(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41	(2,626)	(257)	12,113	1,187
Total net increase (decrease)	$37,548	3,660	$6,225	611	$(87,334)	(8,476)	$(43,561)	(4,205)

186	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

Year ended December 31, 2018

Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246
Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Year ended December 31, 2018

Class 1	$67,360	5,655	$29,446		2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28		2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431		2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165		14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313		113		(17,387)	(1,474)	29,317	2,496
Total net increase (decrease)	$158,166	13,363	$55,383		4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$2,619	201	$317		25		$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

Year ended December 31, 2018

Class P1	$1,861	140	$150		11		$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792		1,658		(21,197)	(1,594)	79,785	6,089
Total net increase (decrease)	$81,051	6,165	$21,942		1,669		$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series	187

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Year ended December 31, 2018

Class P1	$321	30	$9	1	$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123
Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Year ended December 31, 2018

Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688
Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

Year ended December 31, 2018

Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315
Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

188	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

Year ended December 31, 2018

Class P1	$158,125	11,883	$98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314
Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	189

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2019 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$849,859	$2,016,867	$5,239,850	$2,829,700	$1,380,037	$3,114,494
Sales of investment securities*	1,161,452	1,978,561	6,056,342	2,959,294	1,201,958	3,287,588
Non-U.S. taxes paid on dividend income	6,906	2,961	8,895	15,544	3,090	740
Non-U.S. taxes (refunded) paid on interest income	—	9	—	—	24	—
Non-U.S. taxes (refunded) paid on realized gains	—	—	—	2	95	—
Non-U.S. taxes provided on unrealized gains	4,247	7,065	—	14,853	12,751	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$566,776	$8,540,898	$367,762	$617,629	$16,313,978	$256,445
Sales of investment securities*	665,217	8,266,596	406,434	454,046	15,144,557	250,980
Non-U.S. taxes paid on dividend income	3,365	11,677	3,815	1,062	7,745	315
Non-U.S. taxes (refunded) paid on interest income	—	(1)	—	—	—	17
Non-U.S. taxes (refunded) paid on realized gains	—	515	152	—	—	8
Non-U.S. taxes provided on unrealized gains	2,362	600	10	—	104	27
Dividend income from affiliated issuers	—	3,592	—	—	5,398	—
Interest income from affiliated issuers	—	—	—	—	1,136	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$31,591,809	$2,815,896	$692,973	$924,220	$—	$5,774,305
Sales of investment securities*	33,147,847	2,894,376	734,772	1,047,226	74,850	6,141,505
Non-U.S. taxes (refunded) paid on interest income	(6)	416	—	—	—	—
Non-U.S. taxes (refunded) paid on realized gains	(2)	369	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	225	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$80,311	$12,427	$42,893	$303,447	$217,416
Sales of investment securities*	39,304	19,864	43,650	122,609	287,016
Dividend income from affiliated issuers	5,006	2,825	7,584	41,965	55,061

*	Excludes short-term securities and U.S. government obligations, if any.

190	American Funds Insurance Series

11. Ownership concentration

At December 31, 2019, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 12% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of Global Balanced Fund.

American Funds Insurance Series	191

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/2019	$25.74	$.32	$8.60	$8.92	$(.41)	$(1.68)	$(2.09)	$32.57	35.61%	$2,515		.56%		1.07%
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
Class 1A:
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
Class 4:
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
12/31/2019	$21.75	$.12	$6.61	$6.73	$(.10)	$(1.58)	$(1.68)	$26.80	31.84%	$2,050		.75%		.48%
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
Class 1A:
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[7]	.98		.21
12/31/2017[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
Class 4:
12/31/2019	21.28	(.01)	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/2019	$69.96	$.83	$19.63	$20.46	$(.76)	$(8.44)	$(9.20)	$81.22	31.11%	$10,841	.35%		1.09%
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
Class 1A:
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,4]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
Class 3:
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
Class 4:
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
12/31/2019	$17.66	$.30	$3.74	$4.04	$(.34)	$(.50)	$(.84)	$20.86	23.21%	$5,353	.54%		1.54%
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
Class 1A:
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,4]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
Class 3:
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
Class 4:
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

New World Fund

Class 1:
12/31/2019	$20.98	$.28	$5.79	$6.07	$(.29)	$(.92)	$(1.21)	$25.84	29.47%	$2,129	.76%		1.18%
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.92
Class 1A:
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[3,4]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	.53	[6]
Class 2:
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
Class 4:
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39

194	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
12/31/2019	$12.38	$.30	$2.25	$2.55	$(.30)	$(1.07)	$(1.37)	$13.56	21.66%	$5,559		.42%		2.28%
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
Class 1A:
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,4]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
Class 4:
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
12/31/2019	$13.02	$.31	$3.67	$3.98	$(.32)	$(.76)	$(1.08)	$15.92	31.39%	$625		.65%		2.08%
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
Class 1A:
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,4]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
Class 4:
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
12/31/2019	$45.39	$1.00	$10.40	$11.40	$(.92)	$(5.16)	$(6.08)	$50.71	26.46%	$21,057	.29%		2.05%
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59
Class 1A:
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,4]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34
Class 3:
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41
Class 4:
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

International Growth and Income Fund

Class 1:
12/31/2019	$15.35	$.46	$3.03	$3.49	$(.47)	$(.19)	$(.66)	$18.18	23.06%	$1,140	.66%		2.73%
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
Class 1A:
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,4]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
Class 4:
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

196	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
12/31/2019	$9.37	$.32	$1.36	$1.68	$(.32)	$—	$(.32)	$10.73	18.16%	$533		.53%		3.17%
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
Class 1A:
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		2.82
12/31/2017[3,4]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[10]	—	[7]	.46	[10]	3.12	[10]
Class 4:
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55

Asset Allocation Fund

Class 1:
12/31/2019	$21.29	$.51	$3.94	$4.45	$(.50)	$(1.19)	$(1.69)	$24.05	21.54%	$17,730		.29%		2.21%
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627		.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556		.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
Class 1A:
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11		.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7		.53		1.82
12/31/2017[3,4]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154		.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668		.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
Class 3:
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32		.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29		.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
Class 4:
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493		.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594		.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
12/31/2019	$11.67	$.24	$2.17	$2.41	$(.20)	$(.37)	$(.57)	$13.51	20.79%	$134		.72%		1.88%
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,4]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund

Class 1:
12/31/2019	$10.47	$.30	$.71	$1.01	$(.31)	$—	$(.31)	$11.17	9.70%	$6,481		.39%		2.76%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

198	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
12/31/2019	$11.42	$.31	$.61	$.92	$(.22)	$—	$(.22)	$12.12	8.08%	$1,077		.58%		2.60%
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
Class 1A:
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		2.36
12/31/2017[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
Class 4:
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86

High-Income Bond Fund

Class 1:
12/31/2019	$9.34	$.67	$.52	$1.19	$(.66)	$—	$(.66)	$9.87	12.85%	$525		.51%		6.71%
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,4]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

See end of tables for footnotes.

American Funds Insurance Series	199

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Mortgage Fund

Class 1:
12/31/2019	$10.30	$.24	$.30		$.54	$(.28)	$—	$(.28)	$10.56	5.30%	$210		.47%		2.26%
12/31/2018	10.47	.20	(.14)		.06	(.23)	—	(.23)	10.30	.58	209		.48		1.97
12/31/2017	10.56	.16	—	[8]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		1.52
12/31/2016	10.61	.15	.11		.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/2015	10.70	.10	.13		.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
Class 1A:
12/31/2019	10.28	.22	.30		.52	(.25)	—	(.25)	10.55	5.09	1		.71		2.04
12/31/2018	10.46	.18	(.14)		.04	(.22)	—	(.22)	10.28	.36	1		.73		1.77
12/31/2017[3,4]	10.55	.14	—	[8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38 [6]
Class 2:
12/31/2019	10.28	.21	.31		.52	(.26)	—	(.26)	10.54	5.04	56		.72		2.01
12/31/2018	10.45	.18	(.15)		.03	(.20)	—	(.20)	10.28	.32	57		.73		1.72
12/31/2017	10.54	.14	(.01)		.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/2016	10.59	.12	.12		.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/2015	10.68	.07	.13		.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
Class 4:
12/31/2019	10.19	.18	.31		.49	(.24)	—	(.24)	10.44	4.80	28		.97		1.71
12/31/2018	10.38	.15	(.15)		— [8]	(.19)	—	(.19)	10.19	.07	24		.98		1.49
12/31/2017	10.48	.11	—	[8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/2016	10.52	.09	.12		.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/2015	10.65	.04	.14		.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37

Ultra-Short Bond Fund

Class 1:
12/31/2019	$11.31	$.22	$—	[8]	$.22	$(.23)	$—	$(.23)	$11.30	1.92%	$30		.36%		1.92%
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[11]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
12/31/2019	11.31	.22	—	[8]	.22	(.23)	—	(.23)	11.30	1.92 [10]	—	[7]	.37	[10]	1.90 [10]
12/31/2018	11.29	.18	—	[8]	.18	(.16)	—	(.16)	11.31	1.58 [10]	—	[7]	.35	[10]	1.60 [10]
12/31/2017[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5,10]	—	[7]	.34	[6,10]	.69 [6,10]
Class 2:
12/31/2019	11.03	.18	—	[8]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[8]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[11]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
12/31/2019	11.14	.20	—	[8]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[11]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
12/31/2019	11.15	.16	—	[8]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[11]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

200	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/2019	$11.94	$.25	$.43	$.68	$(.28)	$—	$(.28)	$12.34	5.69%		$1,418		.37%		2.07%
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	201

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund

Class P1:
12/31/2019	$12.30	$.15	$2.44	$2.59	$(.19)	$(.92)	$(1.11)	$13.78	22.01%	$6		.42%		.37%		.73%		1.19%
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[10]	3		.42	[10]	.37	[10]	.71	[10]	.82	[10]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [10]	2		.42	[10]	.36	[10]	.70	[10]	.69	[10]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [10]	1		.50	[10]	.34	[10]	.68	[10]	.79	[10]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [10]	—	[7]	.53	[10]	.29	[10]	.63	[10]	.80	[10]
Class P2:
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
12/31/2019	$9.82	$.17	$1.54	$1.71	$(.20)	$(.32)	$(.52)	$11.01	17.91%[10]	$1		.41%[10]		.33%[10]		.84%[10]		1.64%[10]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[10]	—	[7]	.33	[10]	.28	[10]	.77	[10]	3.02	[10]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [10]	—	[7]	.28	[10]	.20	[10]	.69	[10]	1.13	[10]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[10]	—	[7]	.39	[10]	.23	[10]	.74	[10]	1.15	[10]
12/31/2015	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[10]	—	[7]	.45	[10]	.21	[10]	.72	[10]	1.75	[10]
Class P2:
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/2019	$11.28	$.25	$1.28	$1.53	$(.20)	$(.60)	$(.80)	$12.01	14.14%[10]	$1		.38%[10]		.33%[10]		.74%[10]		2.14%[10]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[10]	—	[7]	.33	[10]	.28	[10]	.67	[10]	3.21	[10]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [10]	—	[7]	.30	[10]	.25	[10]	.64	[10]	1.59	[10]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [10]	—	[7]	.43	[10]	.27	[10]	.67	[10]	1.83	[10]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[10]	—	[7]	.50	[10]	.27	[10]	.66	[10]	1.64	[10]
Class P2:
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

Managed Risk Growth-Income Fund

Class P1:
12/31/2019	$11.73	$.22	$2.01	$2.23	$(.10)	$(.10)	$(.20)	$13.76	19.14%	$1,987		.42%		.37%		.67%		1.71%
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662		.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [10]	2		.44	[10]	.37	[10]	.66	[10]	1.61	[10]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [10]	1		.52	[10]	.36	[10]	.64	[10]	1.46	[10]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[10]	1		.56	[10]	.31	[10]	.59	[10]	2.17	[10]
Class P2:
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283		.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230		.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04

202	American Funds Insurance Series

		Income from investment operations[1]			Dividends and distributions						Ratio of expenses	Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments	to average net assets after waivers/ reimburse- ments[12]	Net effective expense ratio[12,13]	Ratio of net income to average net assets[12]

Managed Risk Asset Allocation Fund

Class P1:
12/31/2019	$12.23	$.26	$1.92	$2.18	$(.03)	$(.57)	$(.60)	$13.81	18.25%	$2	.41%	.36%	.65%	2.01%
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43	.38	.66	1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54	.40	.68	2.06
Class P2:
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68	.63	.91	1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79	.66	.94	1.16

See end of tables for footnotes.

American Funds Insurance Series	203

Portfolio turnover rate for all share classes	Period ended December 31,
excluding mortgage dollar roll transactions[14,15]	2019	2018	2017	2016	2015
Capital Income Builder	44%	42%	59%	41%	38%
Asset Allocation Fund	47	34	39	43	28
Global Balanced Fund	60	30	28	43	36
Bond Fund	146	98	153	108	141
Global Bond Fund	110	78	74	70	88
Mortgage Fund	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	103	76	120	273	352

Portfolio turnover rate for all share classes	Period ended December 31,
including mortgage dollar roll[14,15]	2019	2018	2017	2016	2015
Global Growth Fund	14%	25%	31%	27%	29%
Global Small Capitalization Fund	50	43	33	40	36
Growth Fund	21	35	24	26	20
International Fund	32	29	29	31	37
New World Fund	38	58	56	32	39
Blue Chip Income and Growth Fund	37	49	34	30	26
Global Growth and Income Fund	29	49	41	57	37
Growth-Income Fund	27	39	27	27	25
International Growth and Income Fund	28	38	51	32	35
Capital Income Builder Fund	72	98	88	53	128
Asset Allocation Fund	79	86	85	83	76
Global Balanced Fund	74	51	41	65	76
Bond Fund	373	514	502	375	434
Global Bond Fund	159	125	105	154	159
High-Income Bond Fund	58	67	78	89	66
Mortgage Fund	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	277	446	551	539	901
Ultra-Short Bond Fund	— [16]	— [16]	— [16]	— [11,16]	N/A
Managed Risk Growth Fund	10	7	25	15	16
Managed Risk International Fund	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	13	11	32	9	20
Managed Risk Growth-Income Fund	6	14	26	14	11
Managed Risk Asset Allocation Fund	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[13]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund and investment portfolios of Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 11, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series	205

American Funds Insurance Series® Portfolio SeriesSM Prospectus May 1, 2020

Class 1, Class 1A and Class 2 shares	Class P1 shares
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

Summaries:

American Funds Global Growth Portfolio 1

American Funds Growth and Income Portfolio 5

American Funds Managed Risk Growth Portfolio 9

American Funds Managed Risk Growth and Income Portfolio 15

American Funds Managed Risk Global Allocation Portfolio 20

Investment objectives, strategies and risks 26

Information regarding the underlying funds 47

Management and organization 51

Purchases and redemptions of shares 53

Plans of distribution 55

Other compensation to dealers 56

Fund expenses 56

Investment results 56

Distributions and taxes 56

Financial highlights 57

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

American Funds Global Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses	0.11%	0.36%	0.11
Acquired (underlying) fund fees and expenses[1]	0.60	0.60	0.60
Total annual fund operating expenses	0.71	0.96	0.96
Expense reimbursement[2]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.66	0.91	0.91

1 Restated to reflect current fees.

2  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$67	$222	$390	$878
Class 1A	93	301	526	1,173
Class 2	93	301	526	1,173

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Insurance Series — Portfolio Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

2     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Portfolio Series / Prospectus     3

Management

Investment adviser Capital Research and Management CompanySM

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Growth and Income Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses	0.02%	0.27%	0.02
Acquired (underlying) fund fees and expenses*	0.38	0.38	0.38
Total annual fund operating expenses	0.40	0.65	0.65

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$41	$128	$224	$505
Class 1A	66	208	362	810
Class 2	66	208	362	810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Insurance Series — Portfolio Series / Prospectus     5

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

6     American Funds Insurance Series — Portfolio Series / Prospectus

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has not yet begun operation of its Class 1, Class 1A and Class 2 shares, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Portfolio Series / Prospectus     7

Management

Investment adviser Capital Research and Management CompanySM

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

8     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Managed Risk Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.26
Acquired (underlying) fund fees and expenses[1]	0.42
Total annual fund operating expenses	0.83
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.78

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$80	$260	$456	$1,021

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income and fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

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The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

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Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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American Funds Managed Risk Growth and Income Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.27
Acquired (underlying) fund fees and expenses[1]	0.40
Total annual fund operating expenses	0.82
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.77

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$79	$257	$450	$1,009

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility

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of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic

16     American Funds Insurance Series — Portfolio Series / Prospectus

factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

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Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

18     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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American Funds Managed Risk Global Allocation Portfolio

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.57
Total annual fund operating expenses	1.00
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	0.95

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$97	$313	$548	$1,220

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds may include growth, growth-and-income, equity-income, balanced, asset allocation and fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

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The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing high total return (including income and capital gains) consistent with preservation of capital over the long term. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

American Funds Insurance Series — Portfolio Series / Prospectus     21

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

22     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series — Portfolio Series / Prospectus     23

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund has not yet begun operation of its Class P1 shares, information regarding investment results is not available as of the date of this prospectus. Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

24     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     25

Investment objectives, strategies and risks

American Funds Global Growth Portfolio The fund’s investment objective is to provide long-term growth of capital.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries, including the United States. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The

26     American Funds Insurance Series — Portfolio Series / Prospectus

investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series — Portfolio Series / Prospectus     27

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Growth and Income Portfolio The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside

28     American Funds Insurance Series — Portfolio Series / Prospectus

the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

American Funds Insurance Series — Portfolio Series / Prospectus     29

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth Portfolio The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income and fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while fixed-income funds seek current income through bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

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The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or the underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

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Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the

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associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Growth and Income Portfolio The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

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The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income and equity-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while equity-income funds generally strive for income and growth through stocks and/or bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge

American Funds Insurance Series — Portfolio Series / Prospectus     37

interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

38     American Funds Insurance Series — Portfolio Series / Prospectus

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

American Funds Insurance Series — Portfolio Series / Prospectus     39

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

40     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

American Funds Managed Risk Global Allocation Portfolio The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income, balanced and asset allocation funds. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser

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to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices.

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Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

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overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the

44     American Funds Insurance Series — Portfolio Series / Prospectus

underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Information regarding the underlying funds The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Growth Fund The fund’s investment objective is to provide growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

International Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

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Underlying funds – Growth-and-income funds

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

Underlying funds – Equity-income and balanced funds

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

48     American Funds Insurance Series — Portfolio Series / Prospectus

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Underlying funds – Fixed-income funds

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

American Funds Insurance Series — Portfolio Series / Prospectus     49

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

50     American Funds Insurance Series — Portfolio Series / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The estimated total management fee to be paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series — Portfolio Series / Prospectus     51

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. For each of the funds, the Portfolio Solutions Committee develops the allocation approach and selects the underlying funds. The table below shows the investment industry experience and role in management for each of the members of the Portfolio Solutions Committee.

Investment professional	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro	34 years in total; 29 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee
Michelle J. Black	25 years in total; 19 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Samir Mathur	27 years in total; 8 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Wesley K. Phoa	27 years in total; 21 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee
John R. Queen	30 years in total; 18 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
William L. Robbins	28 years in total; 25 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Andrew B. Suzman	27 years, all with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee

The investment adviser is also responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of a subadviser, if applicable, to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (collectively, the “Managed Risk Portfolio Funds”) with respect to the management of the funds’ managed risk strategies.

The table below shows the investment industry experience and role in management for each of the investment adviser’s investment professionals primarily responsible for the overall management of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro	34 years in total; 29 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager
James R. Mulally	44 years in total; 40 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager

The table below shows the investment industry experience and role in management for each of the subadviser’s investment professionals who are jointly and primarily responsible for the management of the managed risk strategies of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Jeff Greco	25 years in total; 8 years with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Anthony Nese	8 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Adam Schenck	15 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as Managing Director – Head of Portfolio Management of the subadviser with respect to the funds’ managed risk strategies

Information regarding the investment professionals’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

52     American Funds Insurance Series — Portfolio Series / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

American Funds Insurance Series — Portfolio Series / Prospectus     53

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

54     American Funds Insurance Series — Portfolio Series / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution The Series has not adopted (and does not presently intend to adopt) a plan of distribution, or “12b-1 plan,” for Class 1 shares. However, the Series has adopted 12b-1 plans for Class 1A and Class 2 shares and for Class P1 shares. Under the plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plans provide for annual expenses of .25% for Class 1A, Class 2 and Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan for Class 1A and Class P1 shares. Amounts paid under the 12b-1 plan for Class 2 shares are used by insurance company contract issuers to cover distribution expenses. The estimated 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

American Funds Insurance Series — Portfolio Series / Prospectus     55

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class 1 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, solely with respect to Class 1A and Class P1 shares, the “Other expenses” items include fees for administrative services provided by the insurance companies that include Class 1A and Class P1 shares, respectively, of any of the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 1A and/or Class P1 share assets, as applicable, to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus for each fund reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

56     American Funds Insurance Series — Portfolio Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Global Growth Portfolio
Class 4:
12/31/2019	$10.68	$.12	$3.18	$3.30	$(.09)	$(.54)	$(.63)	$13.35	31.67%	$54.61%			.56%	1.18%	.97%
12/31/2018	12.17	.08	(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36.59			.58	1.20	.69
12/31/2017	9.77	.12	2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30.62			.56	1.18	1.05
12/31/2016	9.45	.12	.29	.41	(.05)	(.04)	(.09)	9.77	4.42	13.75			.56	1.18	1.30
12/31/2015[5,6]	10.00	.12	(.67)	(.55)	—	—	—	9.45	(5.50)[7]	6	1.02	[8]	.58 [8]	1.20 [8]	1.91 [8]
Growth and Income Portfolio
Class 4:
12/31/2019	$10.59	$.22	$1.81	$2.03	$(.19)	$(.30)	$(.49)	$12.13	19.57%	$257.52%			.52%	.96%	1.92%
12/31/2018	11.40	.20	(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168.53			.53	.97	1.81
12/31/2017	10.13	.17	1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134.53			.53	.97	1.59
12/31/2016	9.61	.23	.38	.61	(.07)	(.02)	(.09)	10.13	6.41	66.57			.55	.99	2.31
12/31/2015[5,6]	10.00	.20	(.58)	(.38)	(.01)	—	(.01)	9.61	(3.85)[7]	15.79		[8]	.58 [8]	1.05 [8]	3.14 [8]
Managed Risk Growth Portfolio
Class P2:
12/31/2019	$10.28	$.13	$1.80	$1.93	$(.14)	$(.46)	$(.60)	$11.61	19.26%	$1,474.66%			.61%	1.02%	1.20%
12/31/2018	11.16	.12	(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073.66			.61	1.00	1.06
12/31/2017	9.76	.10	1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904.68			.63	1.03	.95
12/31/2016	9.39	.11	.26	.37	— [9]	—	— [9]	9.76	3.97	568.77			.63	1.02	1.12
12/31/2015[5,6]	10.00	.18	(.70)	(.52)	(.09)	—	(.09)	9.39	(5.20)[7]	254.86		[8]	.61 [8]	1.01 [8]	2.77 [8]

American Funds Insurance Series — Portfolio Series / Prospectus     57

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Managed Risk Growth and Income Portfolio
Class P2:
12/31/2019	$10.18	$.18	$1.74	$1.92	$(.18)	$(.37)	$(.55)	$11.55	19.29%	$1,288.67%		.62%	1.08%	1.66%
12/31/2018	11.13	.17	(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974.66		.61	1.07	1.54
12/31/2017	9.68	.15	1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851.68		.63	1.08	1.38
12/31/2016	9.36	.16	.19	.35	(.03)	—	(.03)	9.68	3.70	569.77		.63	1.08	1.68
12/31/2015[5,6]	10.00	.18	(.73)	(.55)	(.09)	—	(.09)	9.36	(5.50)[7]	231.86	[8]	.61 [8]	1.08 [8]	2.85 [8]
Managed Risk Global Allocation Portfolio
Class P2:
12/31/2019	$10.07	$.13	$1.89	$2.02	$(.15)	$(.34)	$(.49)	$11.60	20.44%	$424.68%		.63%	1.20%	1.20%
12/31/2018	11.04	.14	(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325.68		.63	1.20	1.27
12/31/2017	9.34	.10	1.67	1.77	(.07)	—	(.07)	11.04	19.03	251.70		.63	1.19	.94
12/31/2016	9.24	.10	— [9]	.10	—	—	—	9.34	1.08	144.77		.63	1.20	1.08
12/31/2015[5,6]	10.00	.14	(.81)	(.67)	(.09)	—	(.09)	9.24	(6.71)[7]	65.90	[8]	.56 [8]	1.13 [8]	2.22 [8]

	Year ended December 31,
Portfolio turnover rate for all share classes	2019	2018	2017	2016	For the period ended December 31, 2015[5,6,7]
Global Growth Portfolio	14%	12%	10%	17%	32%
Growth and Income Portfolio	6	5	10	18	10
Managed Risk Growth Portfolio	6	4	7	6	4
Managed Risk Growth and Income Portfolio	5	4	10	3	4
Managed Risk Global Allocation Portfolio	6	3	8	13	15

1 Based on average shares outstanding.

2  This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company waived a portion of investment advisory services fees and/or reimbursed a portion of miscellaneous fees and expenses.

3 This column does not include expenses of the underlying funds in which each fund invests.

4 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

5 Based on operations for a period that is less than a full year.

6 For the period May 1, 2015, commencement of operations, through December 31, 2015.

7 Not annualized.

8 Annualized.

9 Amount less than $.01.

58     American Funds Insurance Series — Portfolio Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INS1PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Portfolio SeriesSM Prospectus May 1, 2020

Class 4 shares	Class P2 shares
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

Summaries:

American Funds Global Growth Portfolio 1

American Funds Growth and Income Portfolio 5

American Funds Managed Risk Growth Portfolio 10

American Funds Managed Risk Growth and Income Portfolio 16

American Funds Managed Risk Global Allocation Portfolio 22

Investment objectives, strategies and risks 28

Information regarding the underlying funds 49

Management and organization 52

Purchases and redemptions of shares 54

Plans of distribution 55

Other compensation to dealers 56

Fund expenses 56

Investment results 56

Distributions and taxes 56

Financial highlights 57

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

American Funds Global Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses	0.36
Acquired (underlying) fund fees and expenses[1]	0.60
Total annual fund operating expenses	1.21
Expense reimbursement[2]	0.05
Total annual fund operating expenses after expense reimbursement	1.16

1 Restated to reflect current fees.

2  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$118	$379	$660	$1,462

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Insurance Series — Portfolio Series / Prospectus     1

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

2     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Portfolio Series / Prospectus     3

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Multi-Cap Growth Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	Lifetime
Fund (inception date — 5/1/15)	31.67%	9.10%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	7.74
Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	29.00	8.65

Management

Investment adviser Capital Research and Management CompanySM

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

4     American Funds Insurance Series — Portfolio Series / Prospectus

American Funds Growth and Income Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses	0.27
Acquired (underlying) fund fees and expenses*	0.38
Total annual fund operating expenses	0.90

* Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$92	$287	$498	$1,108

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

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Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

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Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 70%/30% S&P 500 Index/Bloomberg Barclays Index is a composite blend of 70% of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Mixed-Asset Target Allocation Moderate Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	Lifetime
Fund (inception date — 5/1/15)	19.57%	6.85%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.86
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.07
70%/30% S&P 500 Index/Bloomberg Barclays Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	24.48	9.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	18.25	5.85

8     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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American Funds Managed Risk Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.26
Acquired (underlying) fund fees and expenses[1]	0.42
Total annual fund operating expenses	1.08
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	1.03

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$105	$339	$591	$1,313

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. The fund may also invest in growth-and-income and fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

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The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

12     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

American Funds Insurance Series — Portfolio Series / Prospectus     13

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index - Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	Lifetime
Fund (inception date — 5/1/15)	19.26%	6.33%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.47
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.86

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

14     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     15

American Funds Managed Risk Growth and Income Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.27
Acquired (underlying) fund fees and expenses[1]	0.40
Total annual fund operating expenses	1.07
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	1.02

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$104	$335	$585	$1,301

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.

16     American Funds Insurance Series — Portfolio Series / Prospectus

The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or

American Funds Insurance Series — Portfolio Series / Prospectus     17

subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

18     American Funds Insurance Series — Portfolio Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Portfolio Series / Prospectus     19

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index - Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	Lifetime
Fund (inception date — 5/1/15)	19.29%	5.75%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.14	7.47
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	31.49	11.86

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

20     American Funds Insurance Series — Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Portfolio Series / Prospectus     21

American Funds Managed Risk Global Allocation Portfolio

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.57
Total annual fund operating expenses	1.25
Fee waiver[2]	0.05
Total annual fund operating expenses after fee waiver	1.20

1 Restated to reflect current fees.

2  The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$122	$392	$682	$1,507

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and to provide downside protection primarily through the use of exchange-traded futures contracts. The underlying AFIS funds may include growth, growth-and-income, equity-income, balanced, asset allocation and fixed income funds. A portion of the fund’s assets may also be held in cash and/or U.S. Treasury futures.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

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The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing high total return (including income and capital gains) consistent with preservation of capital over the long term. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from all market declines.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

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Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P Global LargeMidCap Managed Risk Index - Moderate to replace the MSCI All Country World Index as its broad-based securities market index. The fund's investment adviser believes that the S&P Global LargeMidCap Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	Lifetime
Fund (inception date — 5/1/15)	20.44%	5.05%
S&P Global LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.60	5.29
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.60	7.74

Additionally, because no funds, private accounts or commodity pools that are managed by the fund’s investment adviser have investment objectives, policies and strategies substantially similar to those of the fund, information regarding investment results of any such other funds, accounts or pools is not provided herein.

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Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	5 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	5 years	Partner – Capital World Investors

Portfolio managers The individuals primarily responsible for the overall management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individuals who are jointly and primarily responsible for the management of the fund’s managed risk strategy are:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Jeff Greco	5 years	Senior Director – Head of Strategy Research, Milliman Financial Risk Management LLC
Anthony Nese	5 years	Director – Portfolio Manager, Milliman Financial Risk Management LLC
Adam Schenck	5 years	Managing Director – Head of Portfolio Management, Milliman Financial Risk Management LLC

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

American Funds Global Growth Portfolio The fund’s investment objective is to provide long-term growth of capital.While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments.

The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries, including the United States. The fund may also have exposure to issuers domiciled in emerging markets, including small capitalization issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The

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investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the

American Funds Insurance Series — Portfolio Series / Prospectus     29

proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

American Funds Growth and Income Portfolio The fund’s investment objective is to provide long-term growth of capital while providing current income. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments.

30     American Funds Insurance Series — Portfolio Series / Prospectus

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The success of the fund will be impacted by the results of the underlying funds, and investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

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Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of

32     American Funds Insurance Series — Portfolio Series / Prospectus

securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 70%/30% S&P 500 Index/Bloomberg Barclays Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 70% and 30%, respectively. This assumes the blend is rebalanced monthly. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

American Funds Managed Risk Growth Portfolio The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth funds. However, the fund may also invest in growth-and-income and fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while fixed-income funds seek current income through bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to

34     American Funds Insurance Series — Portfolio Series / Prospectus

manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

36     American Funds Insurance Series — Portfolio Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the

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associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is

38     American Funds Insurance Series — Portfolio Series / Prospectus

unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Managed Risk Growth and Income Portfolio The fund’s investment objective is to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income and equity-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments, while equity-income funds generally strive for income and growth through stocks and/or bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain

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market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are

40     American Funds Insurance Series — Portfolio Series / Prospectus

triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an

American Funds Insurance Series — Portfolio Series / Prospectus     41

underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar

42     American Funds Insurance Series — Portfolio Series / Prospectus

securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Managed Risk Global Allocation Portfolio The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund will attempt to achieve its investment objective by investing in Class 1 shares of a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange traded futures contracts. The underlying AFIS funds will primarily consist of growth, growth-and-income, balanced and asset allocation funds. However, the fund may also invest in fixed-income funds. The fund categories represent differing investment objectives. For example, growth funds generally seek long-term growth primarily through investments in U.S. stocks and/or stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while fixed-income funds seek current income through bond investments. Additionally, a portion of the fund's assets may be held in cash and/or U.S. Treasury futures.

In seeking to pursue its investment objective, the fund, through its investments in the underlying funds, varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt securities and money market instruments held by the fund through its investments in the underlying funds will vary with market conditions and the investment adviser’s assessment of the relative attractiveness of each asset type as an investment opportunity.

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As an asset allocation fund with a global scope, the fund seeks to invest, through its investments in the underlying funds, in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will invest primarily in global and international funds that invest significantly in issuers domiciled outside the United States. Through the underlying funds in which it invests, the fund will have significant exposure to issuers domiciled outside the United States, including exposure to issuers domiciled in at least three different countries. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking high total return, including capital gains and current income.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented and income-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying funds’ equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying funds’ portfolios, taking into consideration each underlying fund’s allocation within the fund. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury securities) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions and the effect of the managed risk strategy would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury securities, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition,

44     American Funds Insurance Series — Portfolio Series / Prospectus

during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund, including the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the

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exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Asset allocation — The fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

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Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for an underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. An underlying fund’s use of derivatives may result in losses to an underlying fund, and investing in derivatives may reduce an underlying fund’s returns and increase the underlying fund’s price volatility. An underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

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Information regarding the underlying funds The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

Global Growth Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Global Small Capitalization Fund The fund’s investment objective is to provide long-term growth of capital.

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies as companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

Growth Fund The fund’s investment objective is to provide growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

International Fund The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser believes have the potential for growth.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

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Underlying funds – Growth-and-income funds

Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund’s investment adviser considers these types of investments to be “blue chip” stocks. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Global Growth and Income Fund The fund’s investment objective is to provide long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies around the world that the investment adviser believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

Underlying funds – Equity-income and balanced funds

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

Global Balanced Fund The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among securities of companies domiciled in various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

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The fund’s investments in issuers domiciled outside the United States may include securities of issuers domiciled in developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. The fund will also normally invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Underlying funds – Fixed-income funds

Bond Fund The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

American Funds Insurance Series — Portfolio Series / Prospectus     51

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, including any amounts waived, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

52     American Funds Insurance Series — Portfolio Series / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. For each of the funds, the Portfolio Solutions Committee develops the allocation approach and selects the underlying funds. The table below shows the investment industry experience and role in management for each of the members of the Portfolio Solutions Committee.

Investment professional	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro	34 years in total; 29 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee
Michelle J. Black	25 years in total; 19 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Samir Mathur	27 years in total; 8 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Wesley K. Phoa	27 years in total; 21 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee
John R. Queen	30 years in total; 18 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
William L. Robbins	28 years in total; 25 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Andrew B. Suzman	27 years, all with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Solutions Committee

The investment adviser is also responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of a subadviser, if applicable, to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (collectively, the “Managed Risk Portfolio Funds”) with respect to the management of the funds’ managed risk strategies.

The table below shows the investment industry experience and role in management for each of the investment adviser’s investment professionals primarily responsible for the overall management of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Alan N. Berro	34 years in total; 29 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager
James R. Mulally	44 years in total; 40 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager

The table below shows the investment industry experience and role in management for each of the subadviser’s investment professionals who are jointly and primarily responsible for the management of the managed risk strategies of the Managed Risk Portfolio Funds.

Portfolio manager for the funds/Title (if applicable)	Investment industry experience	Experience in the funds	Role in management of the funds
Jeff Greco	25 years in total; 8 years with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Anthony Nese	8 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies
Adam Schenck	15 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as Managing Director – Head of Portfolio Management of the subadviser with respect to the funds’ managed risk strategies

Information regarding the investment professionals’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series — Portfolio Series / Prospectus     53

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

54     American Funds Insurance Series — Portfolio Series / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plans of distribution The Series has adopted plans of distribution, or “12b-1 plans,” for Class 4 shares and for Class P2 shares. Under the plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plans provide for annual expenses of .25% for Class 4 shares and .50% for Class P2 shares, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses. The 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 or Class P2 shares.

American Funds Insurance Series — Portfolio Series / Prospectus     55

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class 1 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, the “Other expenses” items include fees for administrative services provided by the insurance companies that include any of the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus for each fund reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

56     American Funds Insurance Series — Portfolio Series / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Global Growth Portfolio
Class 4:
12/31/2019	$10.68	$.12	$3.18	$3.30	$(.09)	$(.54)	$(.63)	$13.35	31.67%	$54.61%			.56%	1.18%	.97%
12/31/2018	12.17	.08	(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36.59			.58	1.20	.69
12/31/2017	9.77	.12	2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30.62			.56	1.18	1.05
12/31/2016	9.45	.12	.29	.41	(.05)	(.04)	(.09)	9.77	4.42	13.75			.56	1.18	1.30
12/31/2015[5,6]	10.00	.12	(.67)	(.55)	—	—	—	9.45	(5.50)[7]	6	1.02	[8]	.58 [8]	1.20 [8]	1.91 [8]
Growth and Income Portfolio
Class 4:
12/31/2019	$10.59	$.22	$1.81	$2.03	$(.19)	$(.30)	$(.49)	$12.13	19.57%	$257.52%			.52%	.96%	1.92%
12/31/2018	11.40	.20	(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168.53			.53	.97	1.81
12/31/2017	10.13	.17	1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134.53			.53	.97	1.59
12/31/2016	9.61	.23	.38	.61	(.07)	(.02)	(.09)	10.13	6.41	66.57			.55	.99	2.31
12/31/2015[5,6]	10.00	.20	(.58)	(.38)	(.01)	—	(.01)	9.61	(3.85)[7]	15.79		[8]	.58 [8]	1.05 [8]	3.14 [8]
Managed Risk Growth Portfolio
Class P2:
12/31/2019	$10.28	$.13	$1.80	$1.93	$(.14)	$(.46)	$(.60)	$11.61	19.26%	$1,474.66%			.61%	1.02%	1.20%
12/31/2018	11.16	.12	(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073.66			.61	1.00	1.06
12/31/2017	9.76	.10	1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904.68			.63	1.03	.95
12/31/2016	9.39	.11	.26	.37	— [9]	—	— [9]	9.76	3.97	568.77			.63	1.02	1.12
12/31/2015[5,6]	10.00	.18	(.70)	(.52)	(.09)	—	(.09)	9.39	(5.20)[7]	254.86		[8]	.61 [8]	1.01 [8]	2.77 [8]

American Funds Insurance Series — Portfolio Series / Prospectus     57

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4]	Ratio of net income to average net assets[2]
Managed Risk Growth and Income Portfolio
Class P2:
12/31/2019	$10.18	$.18	$1.74	$1.92	$(.18)	$(.37)	$(.55)	$11.55	19.29%	$1,288.67%		.62%	1.08%	1.66%
12/31/2018	11.13	.17	(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974.66		.61	1.07	1.54
12/31/2017	9.68	.15	1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851.68		.63	1.08	1.38
12/31/2016	9.36	.16	.19	.35	(.03)	—	(.03)	9.68	3.70	569.77		.63	1.08	1.68
12/31/2015[5,6]	10.00	.18	(.73)	(.55)	(.09)	—	(.09)	9.36	(5.50)[7]	231.86	[8]	.61 [8]	1.08 [8]	2.85 [8]
Managed Risk Global Allocation Portfolio
Class P2:
12/31/2019	$10.07	$.13	$1.89	$2.02	$(.15)	$(.34)	$(.49)	$11.60	20.44%	$424.68%		.63%	1.20%	1.20%
12/31/2018	11.04	.14	(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325.68		.63	1.20	1.27
12/31/2017	9.34	.10	1.67	1.77	(.07)	—	(.07)	11.04	19.03	251.70		.63	1.19	.94
12/31/2016	9.24	.10	— [9]	.10	—	—	—	9.34	1.08	144.77		.63	1.20	1.08
12/31/2015[5,6]	10.00	.14	(.81)	(.67)	(.09)	—	(.09)	9.24	(6.71)[7]	65.90	[8]	.56 [8]	1.13 [8]	2.22 [8]

	Year ended December 31,
Portfolio turnover rate for all share classes	2019	2018	2017	2016	For the period ended December 31, 2015[5,6,7]
Global Growth Portfolio	14%	12%	10%	17%	32%
Growth and Income Portfolio	6	5	10	18	10
Managed Risk Growth Portfolio	6	4	7	6	4
Managed Risk Growth and Income Portfolio	5	4	10	3	4
Managed Risk Global Allocation Portfolio	6	3	8	13	15

1 Based on average shares outstanding.

2  This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company waived a portion of investment advisory services fees and/or reimbursed a portion of miscellaneous fees and expenses.

3 This column does not include expenses of the underlying funds in which each fund invests.

4 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

5 Based on operations for a period that is less than a full year.

6 For the period May 1, 2015, commencement of operations, through December 31, 2015.

7 Not annualized.

8 Annualized.

9 Amount less than $.01.

58     American Funds Insurance Series — Portfolio Series / Prospectus

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INS2PRX-998-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Portfolio Series

Part B
Statement of Additional Information

May 1, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”), dated May 1, 2020 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 1A, Class 2 and Class 4 shares of:	Class P1 and Class P2 shares of:
American Funds Global Growth Portfolio American Funds Growth and Income Portfolio	American Funds Managed Risk Growth Portfolio American Funds Managed Risk Growth and Income Portfolio American Funds Managed Risk Global Allocation Portfolio

Investment portfolio
Financial statements

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” and “Information regarding underlying funds,” which provide information about the Series, the funds and the underlying funds.

The funds

The following descriptions of securities, investment techniques and risks apply to each of the funds.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper; (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; (e) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less; and (f) shares of money market funds.

There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and each of the underlying funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity

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can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, each of the underlying funds and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of a fund’s or an underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, each underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause an underlying fund’s investments in such issuers to lose value.

The managed risk funds

The following descriptions of securities, investment techniques and risks apply to the American Funds Managed Risk Growth Portfolio, the American Funds Managed Risk Growth and Income Portfolio and the American Funds Managed Risk Global Allocation Portfolio, which are collectively referred to herein as the “managed risk funds.” Except where the context indicates otherwise, all references herein to the “managed risk fund” apply to each of the managed risk funds.

Futures — An underlying fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures

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contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the

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daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For

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exchange-traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange-traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Borrowing — The fund is authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits the fund to borrow up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter. The fund may set up a line of credit with a lender and from time to time borrow against such line of credit to facilitate the process of posting margins or funding redemptions. The fund may pledge assets to secure such borrowings. Borrowing results in interest expense and other fees and expenses for the fund which may impact the fund’s net expenses. The costs of borrowing may reduce the fund’s investment results.

Regulatory considerations — The investment adviser has registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (CPO). As a CPO, the investment adviser has adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements, which allows the investment adviser to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with

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SEC rules. Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

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The underlying funds

Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in a fund’s prospectus or the “Fund policies” section of this statement of additional information, or by applicable law, each fund in the Series may invest in underlying funds which engage in each of the practices described below.

Equity securities — An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by an underlying fund may involve large price swings and potential for loss. To the extent an underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — An underlying fund may invest in debt securities. Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of an underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, an underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of each underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock

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dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by an underlying fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying

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dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. An underlying fund that emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards) can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The underlying funds determine relative market capitalizations using U.S. standards. Accordingly, an underlying fund’s investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or

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regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent an underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — An underlying fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent an underlying fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with an underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and an underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

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Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While an underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying

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fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — An underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by an underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

In determining the domicile of an issuer, the underlying funds’ investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. In addition, for certain underlying funds, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Investing through Stock Connect — An underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact an underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and an underlying fund may experience delays in transacting via Stock Connect. An underlying fund’s shares are held in an omnibus account and registered in nominee

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name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency transactions — An underlying fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, an underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by an underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent an underlying fund from entering into foreign currency transactions, force an underlying fund to exit such transactions at an unfavorable time or price or result in penalties to an underlying fund, any of which may result in losses to an underlying fund.

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Generally, an underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of an underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. An underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change an underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by an underlying fund’s investment adviser. For example, if an underlying fund’s investment adviser increases an underlying fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the underlying fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under “Description of certain securities, investment techniques and risks” for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause an underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. An underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by an underlying fund.

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain underlying funds may enter into roll transactions, such as a mortgage dollar roll where an underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), an underlying fund forgoes principal and interest paid on the mortgage-backed securities. An underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. An underlying fund could suffer a loss if the contracting party fails to perform the future transaction and an underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. An underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are

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accounted for as purchase and sale transactions, which may increase an underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

An underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, an underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

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In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by an underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — An underlying fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their

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underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits an underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, an underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of

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leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by an underlying fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or

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trust depository. An underlying fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation-linked bonds — An underlying fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, an underlying fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise

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due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for an underlying fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which certain of the underlying funds may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank

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offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Cash and cash equivalents — An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — An underlying fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which an underlying fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to an underlying fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if the underlying fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The

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determination of whether a holding is considered illiquid is made by the Series’ adviser under a liquidity risk management program adopted by the Series’ board and administered by the Series’ adviser. The underlying fund may incur significant additional costs in disposing of illiquid securities.

Loan assignments and participations — An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring an underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, an underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When an underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an

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underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and an underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, an underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, an underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Repurchase agreements — An underlying fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by an underlying fund that is collateralized by the security purchased. Repos permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, an underlying fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

An underlying fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, an underlying fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by an underlying fund may be delayed or limited.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain underlying funds. Certain underlying funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, an underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” an underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by an underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if an underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which an underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of an underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of an underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, an underlying fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, an underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for an underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative

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instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund.

Because certain derivative instruments may obligate an underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on an underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When an underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because an underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — An underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, an underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When an underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to an underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by an underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, an underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of an underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for an underlying fund.

When an underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the

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obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), an underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

An underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price an underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, an underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, an underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, an underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit an underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, an underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase an underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When an

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underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, an underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, an underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, an underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, an underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to an underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — An underlying fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, an underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. An underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent an underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its

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obligations under the swap agreement or declares bankruptcy, an underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, an underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

An underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If an underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, an underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, an underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that an underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if an underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when an underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

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Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, an underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which an underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When an underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit an underlying fund’s exposure to loss. To maintain this required margin, an underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes — An underlying fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by an underlying fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, an underlying fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, an underlying fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of

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the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, an underlying fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case an underlying fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. An underlying fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, an underlying fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the underlying fund may realize losses, which could be significant and could include the underlying fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of an underlying fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — One of the underlying funds – American Funds Insurance Series – Capital World Bond Fund – is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2019 and 2018:

	Fiscal year	Portfolio turnover rate*
Global Growth Portfolio	2019 2018	14% 12
Growth and Income Portfolio	2019 2018	6 5
Managed Risk Growth Portfolio	2019 2018	6 4
Managed Risk Growth and Income Portfolio	2019 2018	5 4
Managed Risk Global Allocation Portfolio	2019 2018	6 3

* Increases (or decreases) in turnover were due to increased (or decreased) trading activity during the period.

See “Financial highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last four fiscal years and for the fiscal period ended December 31, 2015.

American Funds Insurance Series – Portfolio Series — Page 33

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying funds in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the fund does not consider futures contracts to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

American Funds Insurance Series – Portfolio Series — Page 35

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

American Funds Insurance Series – Portfolio Series — Page 36

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA

American Funds Insurance Series – Portfolio Series — Page 37

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

·  Senior management experience, educational institution

·  Corporate board experience

·  Professor, electrical and computer engineering

·  Service on advisory boards and councils for educational, nonprofit and governmental organizations

·  MS, PhD, electrical engineering

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and nonprofit organizations

·  MBA

R. Clark Hooper, 1946 Trustee (2010)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

American Funds Insurance Series – Portfolio Series — Page 38

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Funds Insurance Series – Portfolio Series — Page 39

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Alexandra Trower, 1964 Trustee (2018)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Corporate Director, Compass Minerals, Inc. (producer of salt and specialty fertilizers); former Corporate Director, State Auto Financial Corp. (property and casualty insurance company); former Corporate Director, Bob Evans Farms, Inc. (restaurant company); former Corporate Director, Essendant, Inc. (business products wholesaler)

·  Senior corporate management experience

·  Corporate board experience

·  Corporate governance experience

·  Service on trustee boards for charitable and educational nonprofit organizations

·  Securities law expertise

·  JD

American Funds Insurance Series – Portfolio Series — Page 40

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Co-President and Trustee (1998)	Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	35	None
Michael C. Gitlin, 1970 Trustee (2019)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 Co-President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Maria Manotok, 1974 Executive Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.*; Director, Capital Group Investment Management Limited*
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital Research Global Investors, Capital Research and Management Company

American Funds Insurance Series – Portfolio Series — Page 41

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5  All of the trustees and/or officers listed, with the exception of Martin Jacobs, Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Portfolio Series — Page 42

Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	Over $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Nariman Farvardin	None	Over $100,000	N/A5	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Alexandra Trower	None	Over $100,000	N/A5	Over $100,000
Paul S. Williams[6]	N/A	Over $100,000	N/A5	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	None
Michael C. Gitlin	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6  Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

American Funds Insurance Series – Portfolio Series — Page 43

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$63,240	$398,000
James G. Ellis	64,379	480,500
Nariman Farvardin[2]	62,640	346,200
Mary Davis Holt	63,240	336,700
R. Clark Hooper[2]	58,234	416,175
Merit E. Janow	67,940	378,000
Laurel B. Mitchell	51,851	274,252
Margaret Spellings[2]	64,151	469,975
Alexandra Trower[2]	82,444	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($125,052), Nariman Farvardin ($161,218), R. Clark Hooper ($97,197), Margaret Spellings ($239,232) and Alexandra Trower ($200,333). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

American Funds Insurance Series – Portfolio Series — Page 44

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each of the American Funds Global Growth Portfolio and the American Funds Growth and Income Portfolio has Class 1, Class 1A, Class 2 and Class 4 shares. Each of the American Funds Managed Risk Growth Portfolio, the American Funds Managed Risk Growth and Income Portfolio and the American Funds Global Allocation Portfolio has Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares or Class P1 and Class P2 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 1A, Class 2, Class 3, Class 4, Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 1A, Class 2, Class 3, Class 4, Class P1 and Class P2 shares. Class 1A, Class 4, Class P1 and Class P2 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from

American Funds Insurance Series – Portfolio Series — Page 45

liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and, if applicable, subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plans of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The Series has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically

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reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, the underlying funds and other American Funds. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

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For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

American Funds Insurance Series – Portfolio Series — Page 48

the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Global Growth Portfolio

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	92.04%

LINCOLN LIFE & ANNUITY OF NEW YORK ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	7.95

American Funds Insurance Series – Portfolio Series — Page 49

American Funds Growth and Income Portfolio

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	95.53%

American Funds Managed Risk Growth Portfolio

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	96.70%

American Funds Managed Risk Growth and Income Portfolio

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	96.56%

American Funds Managed Risk Global Allocation Portfolio

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS P2	95.94%

As of April 1, 2020, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital

American Funds Insurance Series – Portfolio Series — Page 50

Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the Series (but not with respect to the managed risk funds) and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Series (other than with respect to the managed risk funds).

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser to the managed risk funds complies with each managed risk fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the managed risk funds with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — The fund is managed by a Portfolio Solutions Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Portfolio Solutions Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Portfolio Solutions Committee and service as a portfolio manager to an underlying fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser to the managed risk funds are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

Investment professional fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each investment professional’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The investment professionals who manage the funds have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers and other investment professionals may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

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The following tables reflect information as of December 31, 2019:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
American Funds Global Growth Portfolio
Alan N. Berro	23	$374.0	2	$0.57	None
Michelle J. Black	18	$214.3	1	$2.28	None
Samir Mathur	18	$214.3	1	$2.28	None
Wesley K. Phoa	18	$214.3	1	$2.28	None
John R. Queen	19	$247.1	2	$0.62	45	$0.87
William L. Robbins	20	$151.6	1	$0.14	1,259	$14.41
Andrew B. Suzman	19	$357.5	2	$0.98	None
American Funds Global Growth and Income Portfolio
Alan N. Berro	23	$373.8	2	$0.57	None
Michelle J. Black	18	$214.1	1	$2.28	None
Samir Mathur	18	$214.1	1	$2.28	None
Wesley K. Phoa	18	$214.1	1	$2.28	None
John R. Queen	19	$246.9	2	$0.62	45	$0.87
William L. Robbins	20	$151.4	1	$0.14	1,259	$14.41
Andrew B. Suzman	19	$357.3	2	$0.98	None
American Funds Managed Risk Growth Portfolio
Alan N. Berro	23	$372.6	2	$0.57	None
Michelle J. Black	18	$212.9	1	$2.28	None
Samir Mathur	18	$212.9	1	$2.28	None
Wesley K. Phoa	18	$212.9	1	$2.28	None
John R. Queen	19	$245.7	2	$0.62	45	$0.87
William L. Robbins	20	$150.2	1	$0.14	1,259	$14.41
Andrew B. Suzman	19	$356.1	2	$0.98	None
American Funds Managed Risk Growth and Income Portfolio
Alan N. Berro	23	$372.8	2	$0.57	None
Michelle J. Black	18	$213.1	1	$2.28	None
Samir Mathur	18	$213.1	1	$2.28	None
Wesley K. Phoa	18	$213.1	1	$2.28	None
John R. Queen	19	$245.9	2	$0.62	45	$0.87
William L. Robbins	20	$150.4	1	$0.14	1,259	$14.41
Andrew B. Suzman	19	$356.3	2	$0.98	None

American Funds Insurance Series – Portfolio Series — Page 52

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
American Funds Managed Risk Global Allocation Portfolio
Alan N. Berro	23	$373.7	2	$0.57	None
Michelle J. Black	18	$214.0	1	$2.28	None
Samir Mathur	18	$214.0	1	$2.28	None
Wesley K. Phoa	18	$214.0	1	$2.28	None
John R. Queen	19	$246.8	2	$0.62	45	$0.87
William L. Robbins	20	$151.3	1	$0.14	1,259	$14.41
Andrew B. Suzman	19	$357.2	2	$0.98	None

1  Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager or investment professional also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

2 Personal brokerage accounts of portfolio managers, investment professionals and their families are not reflected.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	32	$41.5	3	$0.37	None
Anthony Nese	19	$27.6	None		None
Jeff Greco	11	$25.6	None		None

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

American Funds Insurance Series – Portfolio Series — Page 53

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund, pursuant to an agreement between the investment adviser and such subadviser. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees, if applicable; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

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Effective January 1, 2016, the investment adviser eliminated the investment advisory services fee for each share class of each fund (other than the managed risk funds).

For the fiscal years ended December 31, 2019, 2018 and 2017, the investment adviser earned management fees from each managed risk fund. The investment adviser is currently waiving a portion of its investment advisory services fee for each share class of each managed risk fund such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets. This waiver may only be modified or terminated with the approval of the Series’ board. After giving effect to the fee waiver described above, each managed risk fund paid the following investment advisory services fees:

Fund	Fiscal year	Gross management fee	Management fee waiver	Net management fee
Global Growth Portfolio	2019	$ —*	$ —	$ —
	2018	—*	—	—
	2017	—	—	—
Growth and Income Portfolio	2019	—*	—	—
	2018	—*	—	—
	2017	—	—	—
Managed Risk Growth Portfolio	2019	1,909,000	636,000	1,273,000
	2018	1,531,000	510,000	1,021,000
	2017	1,127,000	376,000	751,000
Managed Risk Growth and Income Portfolio	2019	1,694,000	564,000	1,130,000
	2018	1,413,000	471,000	942,000
	2017	1,071,000	357,000	714,000
Managed Risk Global Allocation Portfolio	2019	562,000	187,000	375,000
	2018	466,000	155,000	311,000
	2017	286,000	95,000	191,000

* Amount less than $1,000.

The investment adviser is currently reimbursing a portion of the expenses of Class 1, 1A, 2, and 4 shares for Global Growth Portfolio. These reimbursements will be in effect through at least May 1, 2021. For fiscal years ended December 31, 2019, 2018 and 2017 the total expenses reimbursed by the investment adviser were $24,000, $15,000 and $77,000, respectively. These amounts for 2018 and 2017 have been adjusted to reflect the actual amount reimbursed, due to over accruals from prior years.

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The investment adviser has entered into a contract with the subadviser with respect to each managed risk fund and compensates the subadviser out of the investment advisory fees it receives from each managed risk fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended December 31, 2019, 2018 and 2017:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Portfolio	2019	$1,273,000
	2018	1,021,000
	2017	751,000
Managed Risk Growth and Income Portfolio	2019	1,130,000
	2018	942,000
	2017	714,000
Managed Risk Global Allocation Portfolio	2019	375,000
	2018	311,000
	2017	191,000

Since each fund pursues its investment objective by investing in underlying funds, you will bear your proportionate share of a fund’s operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests. The following table provides the annual advisory fee rates for each of the potential underlying funds excluding any waivers or reimbursements during each underlying fund’s most recently completed fiscal year:

Underlying funds	Annual fee rate
Global Growth Fund	0.52%
Global Small Capitalization Fund	0.70
Growth Fund	0.32
International Fund	0.49
New World Fund	0.70
Blue Chip Income and Growth Fund	0.39
Global Growth and Income Fund	0.60
Growth-Income Fund	0.26
Capital Income Builder	0.49
Asset Allocation Fund	0.27
Global Balanced Fund	0.66
Bond Fund	0.36
Capital World Bond Fund	0.53
U.S. Government/AAA-Rated Securities Fund	0.34

American Funds Insurance Series – Portfolio Series — Page 56

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services to the managed risk funds, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

American Funds Insurance Series – Portfolio Series — Page 57

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the Series’ Class 1, 1A, 2, 3, 4, P1 and P2 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to Series shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the Series and the investment adviser relating to the Series’ Class 1, 1A, 2, 3, 4, P1 and P2 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the Series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the Series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The funds are not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the Class 1 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

American Funds Insurance Series – Portfolio Series — Page 58

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 1A, Class 2, Class 4, Class P1 and Class P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class 1A, Class 2, Class 4 and Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of each fund’s average net assets of Class 2, Class 4 and Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class 2, Class 4 and/or Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. However, the board of trustees has not authorized any payments on Class 1A or Class P1 assets pursuant to the respective Plans for Class 1A and Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2019, the Series incurred distribution expenses for Class 4 and Class P2 shares of $7,585,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $709,000 for Class 4 and Class P2 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 1A, Class 4, Class P1 and Class P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. These services are provided pursuant to Insurance Administrative Services Plans adopted by the Series relating to the fund’s Class 1A, Class 4, Class P1 and Class P2 shares. Under these plans, the insurance company receives .25% of each fund’s average daily net assets attributable to Class 1A, Class 4, Class P1 and Class P2 shares, respectively. During the fiscal year ended December 31, 2019, the fund’s Class 4 and Class P2 shares incurred insurance administration fees of $7,585,000.

American Funds Insurance Series – Portfolio Series — Page 59

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover additional compensation (as described in the prospectus) and/or expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON N.V.

American International Group, Inc.

American Fidelity Assurance Co.

Ameritas Life Insurance Corp.

AXA Equitable Life Insurance Company

Brighthouse Financial, Inc. (formerly MetLife)

CUNA Mutual Group

Delaware Life Holdings, LLC

Farmers Insurance & Financial Solutions

Global Atlantic Financial Group (fka Forethought)

Great-West Life & Annuity Company

Guardian Insurance & Annuity Company, Inc.

Horace Mann Life Insurance Company

Jackson National Life Insurance Co

Jefferson National

John Hancock Life Insurance Co

Kansas City Life Insurance Co

Lincoln National Life Insurance Co

Lombard International Life Assurance Company

Massachusetts Mutual Life Insurance Company

Matrix

MEMBERS Life Insurance Company

Merrill Lynch Bank of America

Midland National Life Insurance Company

Minnesota Life Insurance Company (aka Securian Financial Group, Inc.)

Modern Woodmen of America

Mutual of America Life Insurance Company

National Life Group

Nationwide Life Insurance Company

New York Life Insurance & Annuity Corporation

Pacific Life Insurance Company

Principal Life Insurance Co

Protective Life Insurance Company

Prudential Financial

Sammons Financial Group Inc

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Talcott Resolution Life Insurance Company

Thrivent Financial

Venerable Insurance And Annuity Company

Voya Financial

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Insurance Series – Portfolio Series — Page 60

Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for a managed risk fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for a managed risk fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the managed risk fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

American Funds Insurance Series – Portfolio Series — Page 61

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2019, 2018 and 2017 were:

	Fiscal year ended
	2019	2018	2017
Managed Risk Growth Portfolio	$30,000	$53,000	$ —
Managed Risk Growth and Income Portfolio	24,000	53,000	—
Managed Risk Global Allocation Portfolio	5,000	12,000	—

Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for the underlying fund.

American Funds Insurance Series – Portfolio Series — Page 62

Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the managed risk funds’ subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a managed risk fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the managed risk funds’ subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the

American Funds Insurance Series – Portfolio Series — Page 63

Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

American Funds Insurance Series – Portfolio Series — Page 64

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consist of investments in the underlying funds and, in the case of the managed risk funds, exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The fund’s investments in the underlying funds are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying funds are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying funds are priced based on the net asset value of the underlying funds, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of an underlying fund’s net asset value.

American Funds Insurance Series – Portfolio Series — Page 65

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations for each underlying fund, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

American Funds Insurance Series – Portfolio Series — Page 66

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Funds Insurance Series – Portfolio Series — Page 67

Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Funds Insurance Series – Portfolio Series — Page 68

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

American Funds Insurance Series – Portfolio Series — Page 69

General information

Custodian of assets — Securities and cash owned by the funds (other than the managed risk funds), including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Securities and cash owned by the managed risk funds, including proceeds from the sale of shares of the managed risk funds and of securities in the managed risk funds’ portfolios, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the respective custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of less than $1,000 for Class P2 shares for each of Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio for the 2019 fiscal year. American Funds Service Company was also paid a fee of less than $1,000 for Class 1, Class 2 and Class 4 shares for each of Global Growth Portfolio and Growth and Income Portfolio for the 2019 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Codes of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser to the managed risk funds has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

American Funds Insurance Series – Portfolio Series — Page 70

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

American Funds Insurance Series – Portfolio Series — Page 71

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Portfolio Series — Page 72

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Portfolio Series — Page 73

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Portfolio Series — Page 74

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Portfolio Series — Page 75

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Portfolio Series — Page 76

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Portfolio Series — Page 77

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Portfolio Series — Page 78

American Funds Global Growth Portfolio

Investment portfolio December 31, 2019

Growth funds 70.04%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	501,745	$16,342
American Funds Insurance Series - New World Fund, Class 1	420,394	10,863
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	203,535	5,455
American Funds Insurance Series - Growth Fund, Class 1	66,914	5,435

Total growth funds (cost: $32,966,000)		38,095

Growth-and-income funds 30.05%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,026,415	16,340

Total growth-and-income funds (cost: $14,620,000)		16,340
Total investment securities 100.09% (cost: $47,586,000)		54,435
Other assets less liabilities (0.09)%		(51)

Net assets 100.00%		$54,384

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 70.04%
American Funds Insurance Series - Global Growth Fund, Class 1	414,266	152,719	65,240	501,745	$(32)	$3,182	$200	$16,342
American Funds Insurance Series - New World Fund, Class 1	338,771	127,418	45,795	420,394	(8)	1,847	118	10,863
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	163,807	75,263	35,535	203,535	(19)	954	19	5,455
American Funds Insurance Series - Growth Fund, Class 1	51,065	24,838	8,989	66,914	(14)	699	49	5,435
								38,095
Growth-and-income funds 30.05%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	819,083	331,295	123,963	1,026,415	(63)	2,716	323	16,340
Total 100.09%					$(136)	$9,398	$709	$54,435

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	7

American Funds Growth and Income Portfolio

Investment portfolio December 31, 2019

Growth funds 15.02%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	474,591	$38,546

Total growth funds (cost: $34,074,000)		38,546

Growth-and-income funds 30.03%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,013,452	51,392
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,614,347	25,701

Total growth-and-income funds (cost: $70,368,000)		77,093

Equity-income and Balanced funds 25.02%
American Funds Insurance Series - Capital Income Builder, Series 1	5,986,989	64,240

Total equity-income and balanced funds (cost: $59,395,000)		64,240

Fixed income funds 30.01%
American Funds Insurance Series - Bond Fund, Class 1	4,595,645	51,333
American Funds Insurance Series - Global Bond Fund, Class 1	2,120,840	25,705

Total fixed income funds (cost: $75,024,000)		77,038
Total investment securities 100.08% (cost: $238,861,000)		256,917
Other assets less liabilities (0.08)%		(203)

Net assets 100.00%		$256,714

8	American Funds Insurance Series – Portfolio Series

American Funds Growth and Income Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 15.02%
American Funds Insurance Series - Growth Fund, Class 1	357,569	159,634	42,612	474,591	$(62)	$5,044	$342	$38,546

Growth-and-income funds 30.03%
American Funds Insurance Series - Growth-Income Fund, Class 1	735,529	334,622	56,699	1,013,452	(109)	4,876	889	51,392
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,267,630	469,734	123,017	1,614,347	(122)	4,283	505	25,701
								77,093
Equity-income and Balanced funds 25.02%
American Funds Insurance Series - Capital Income Builder, Class 1	4,458,865	1,748,721	220,597	5,986,989	(25)	7,068	1,695	64,240

Fixed income funds 30.01%
American Funds Insurance Series - Bond Fund, Class 1	3,282,224	1,556,346	242,925	4,595,645	(54)	2,527	1,327	51,333
American Funds Insurance Series - Global Bond Fund, Class 1	1,528,939	644,903	53,002	2,120,840	(3)	1,179	418	25,705
								77,038
Total 100.08%					$(375)	$24,977	$5,176	$256,917

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Growth Portfolio

Investment portfolio December 31, 2019

Growth funds 45.06%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,544,435	$369,099
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,511,249	147,702
American Funds Insurance Series – International Fund, Class 1	7,062,821	147,330

Total growth funds (cost: $586,318,000)		664,131

Growth-and-income funds 30.11%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,844,466	296,373
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,870,297	147,401

Total growth-and-income funds (cost: $417,845,000)		443,774

Fixed income funds 20.05%
American Funds Insurance Series – Bond Fund, Class 1	26,459,809	295,556

Total fixed income funds (cost: $288,340,000)		295,556

Short-term securities 4.83%
Government Cash Management Fund 1.51%[1]	71,151,884	71,152

Total short-term securities (cost: $71,152,000)		71,152
Total investment securities 100.05% (cost: $1,363,655,000)		1,474,613
Other assets less liabilities (0.05)%		(719)

Net assets 100.00%		$1,473,894

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	660	March 2020	$66,000		$78,282		$(212)

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 45.06%
American Funds Insurance Series – Growth Fund, Class 1	3,900,112	1,011,909	367,586	4,544,435	$3,635	$46,197	$3,316	$369,099
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,924,077	896,439	309,267	5,511,249	(206)	26,619	535	147,702
American Funds Insurance Series – International Fund, Class 1	6,058,851	1,278,697	274,727	7,062,821	221	20,602	2,332	147,330
								664,131
Growth-and-income funds 30.11%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,765,212	1,285,228	205,974	5,844,466	300	28,491	5,162	296,373
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	8,642,917	2,524,998	297,618	10,870,297	(54)	11,986	3,082	147,401
								443,774
Fixed income funds 20.05%
American Funds Insurance Series – Bond Fund, Class 1	21,057,734	7,042,905	1,640,830	26,459,809	334	15,509	7,758	295,556
Total 95.22%					$4,230	$149,404	$22,185	$1,403,461

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	11

American Funds Managed Risk Growth and Income Portfolio

Investment portfolio December 31, 2019

Growth funds 15.29%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,426,184	$197,055

Total growth funds (cost: $172,621,000)		197,055

Growth-and-income funds 40.79%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	16,522,951	263,045
American Funds Insurance Series – Growth-Income Fund, Class 1	5,175,228	262,436

Total growth-and-income funds (cost: $469,936,000)		525,481

Equity-income and Balanced funds 25.45%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	30,554,859	327,853

Total equity-income and balanced funds (cost: $302,150,000)		327,853

Fixed income funds 15.24%
American Funds Insurance Series – Global Bond Fund, Class 1	8,110,354	98,298
American Funds Insurance Series – Bond Fund, Class 1	8,779,705	98,069

Total fixed income funds (cost: $191,165,000)		196,367

Short-term securities 3.29%
Government Cash Management Fund 1.51%[1]	42,325,177	42,325

Total short-term securities (cost: $42,325,000)		42,325
Total investment securities 100.06% (cost: $1,178,197,000)		1,289,081
Other assets less liabilities (0.06)%		(767)

Net assets 100.00%		$1,288,314

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	394	March 2020	$39,400		$46,732		$(167)

12	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 15.29%
American Funds Insurance Series – Growth Fund, Class 1	2,122,993	494,155	190,964	2,426,184	$1,580	$25,042	$1,774	$197,055

Growth-and-income funds 40.79%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	15,008,970	2,417,521	903,540	16,522,951	1,705	43,390	5,208	263,045
American Funds Insurance Series – Growth-Income Fund, Class 1	4,331,416	1,009,578	165,766	5,175,228	408	25,351	4,575	262,436
								525,481
Equity-income and Balanced funds 25.45%
American Funds Insurance Series – Capital Income Builder, Class 1	25,927,865	4,990,467	363,473	30,554,859	215	37,648	9,050	327,853

Fixed income funds 15.24%
American Funds Insurance Series – Global Bond Fund, Class 1	6,567,342	1,898,592	355,580	8,110,354	142	4,758	1,639	98,298
American Funds Insurance Series – Bond Fund, Class 1	7,154,050	2,161,950	536,295	8,779,705	4	5,240	2,556	98,069
								196,367
Total 96.77%					$4,054	$141,429	$24,802	$1,246,756

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	13

American Funds Managed Risk Global Allocation Portfolio

Investment portfolio December 31, 2019

Growth funds 25.07%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,965,772	$64,025
American Funds Insurance Series – International Fund, Class 1	2,030,948	42,366

Total growth funds (cost: $94,708,000)		106,391

Growth-and-income funds 20.16%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,374,576	85,563

Total growth-and-income funds (cost: $77,039,000)		85,563

Asset allocation funds 9.96%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,756,934	42,254

Total asset allocation funds (cost: $39,489,000)		42,254

Equity-income and Balanced funds 25.02%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,858,698	106,171

Total equity-income and balanced funds (cost: $95,316,000)		106,171

Fixed income funds 15.07%
American Funds Insurance Series – Global Bond Fund, Class 1	5,278,411	63,975

Total fixed income funds (cost: $62,237,000)		63,975

Short-term securities 4.77%
Government Cash Management Fund 1.51%[1]	20,232,381	20,232

Total short-term securities (cost: $20,232,000)		20,232
Total investment securities 100.05% (cost: $389,021,000)		424,586
Other assets less liabilities (0.05)%		(201)

Net assets 100.00%		$424,385

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 12/31/2019 (000)	[3]	Unrealized depreciation at 12/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	189	March 2020	$18,900		$22,417		$(81)

14	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Growth funds 25.07%
American Funds Insurance Series – Global Growth Fund, Class 1	1,885,673	288,546	208,447	1,965,772	$890	$12,386	$788	$64,025
American Funds Insurance Series – International Fund, Class 1	1,821,293	366,354	156,699	2,030,948	213	5,994	672	42,366
								106,391

Growth-and-income funds 20.16%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,971,241	771,626	368,291	5,374,576	931	14,097	1,699	85,563

Asset allocation funds 9.96%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,504,731	294,481	42,278	1,756,934	105	4,406	838	42,254

Equity-income and Balanced funds 25.02%
American Funds Insurance Series – Global Balanced Fund, Class 1	6,949,481	1,092,062	182,845	7,858,698	389	12,890	1,511	106,171

Fixed income funds 15.07%
American Funds Insurance Series – Global Bond Fund, Class 1	4,381,941	1,290,793	394,323	5,278,411	95	3,181	1,078	63,975
Total 95.28%					$2,623	$52,954	$6,586	$404,354

[1]	Rate represents the seven-day yield at 12/31/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	15

Financial statements

Statements of assets and liabilities
at December 31, 2019	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio		Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—		$—	$71,152	$42,325	$20,232
	Affiliated issuers	54,435		256,917	1,403,461	1,246,756	404,354
	Cash collateral pledged for futures contracts	—		—	508	303	145
	Receivables for:
	Sales of investments	74		205	212	—	—
	Sales of fund’s shares	—	*	472	73	365	107
	Dividends and interest	—		—	93	58	28

		54,509		257,594	1,475,499	1,289,807	424,866
	Liabilities:
	Payables for:
	Purchases of investments	—		470	66	333	96
	Repurchases of fund’s shares	74		207	226	14	6
	Investment advisory services	—		—	123	107	35
	Insurance administrative fees	32		150	870	763	252
	Services provided by related parties	19		52	299	261	86
	Trustees’ deferred compensation	—	*	1	6	6	2
	Variation margin on futures contracts	—		—	15	9	4
		125		880	1,605	1,493	481
	Net assets at December 31, 2019	$54,384		$256,714	$1,473,894	$1,288,314	$424,385

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$44,740		$228,010	$1,297,880	$1,130,191	$373,825
	Total distributable earnings	9,644		28,704	176,014	158,123	50,560
	Net assets at December 31, 2019	$54,384		$256,714	$1,473,894	$1,288,314	$424,385

	Investment securities, at cost:
	Unaffiliated issuers	$—		$—	$71,152	$42,325	$20,232
	Affiliated issuers	47,586		238,861	1,292,503	1,135,872	368,789

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 4:	Net assets	$54,384		$256,714
	Shares outstanding	4,075		21,165	Not applicable	Not applicable	Not applicable
	Net asset value per share	$13.35		$12.13
Class P2:	Net assets				$1,473,894	$1,288,314	$424,385
	Shares outstanding	Not applicable		Not applicable	126,916	111,587	36,577
	Net asset value per share				$11.61	$11.55	$11.60

*	Amount less than one thousand.

See notes to financial statements.

16	American Funds Insurance Series – Portfolio Series

Statements of operations
for the year ended December 31, 2019	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—		$—		$917	$866	$267
Affiliated issuers	709		5,176		22,185	24,802	6,586
	709		5,176		23,102	25,668	6,853
Fees and expenses:
Investment advisory services	—		—		1,909	1,694	562
Distribution services	116		530		3,181	2,822	936
Insurance administrative services	116		530		3,181	2,822	936
Transfer agent services	—	*	—	*	— *	— *	— *
Accounting and administrative services	—		—		71	68	53
Reports to shareholders	2		6		33	29	11
Registration statement and prospectus	4		9		44	37	18
Trustees’ compensation	—	*	1		8	8	2
Auditing and legal	19		19		17	17	16
Custodian	6		6		11	11	11
Other	20		—	*	1	1	1
Total fees and expenses before waivers/reimbursements	283		1,101		8,456	7,509	2,546
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—		636	564	187
Miscellaneous fee reimbursements	23		—		—	—	1
Total waivers/reimbursements of fees and expenses	23		—		636	564	188
Total fees and expenses after waivers/reimbursements	260		1,101		7,820	6,945	2,358
Net investment income	449		4,075		15,282	18,723	4,495
Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in affiliated issuers	(136)		(375)		4,230	4,054	2,623
Futures contracts	—		—		(12,107)	(7,590)	(919)
Currency transactions	—		—		44	40	8
Capital gain distributions received from affiliated issuers	2,596		8,474		79,836	51,791	12,481
	2,460		8,099		72,003	48,295	14,193
Net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	9,398		24,977		149,404	141,429	52,954
Futures contracts	—		—		(14,117)	(11,368)	(2,602)
	9,398		24,977		135,287	130,061	50,352
Net realized gain and unrealized appreciation	11,858		33,076		207,290	178,356	64,545
Net increase in net assets resulting from operations	$12,307		$37,151		$222,572	$197,079	$69,040

*	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	17

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$449	$245	$4,075	$2,855	$15,282	$10,791
Net realized gain	2,460	2,153	8,099	5,620	72,003	43,262
Net unrealized appreciation (depreciation)	9,398	(6,338)	24,977	(15,194)	135,287	(102,297)
Net increase (decrease) in net assets resulting from operations	12,307	(3,940)	37,151	(6,719)	222,572	(48,244)

Distributions paid to shareholders	(2,363)	(1,014)	(8,978)	(6,019)	(67,119)	(41,982)

Net capital share transactions	8,900	10,636	60,170	46,992	245,000	260,046

Total increase in net assets	18,844	5,682	88,343	34,254	400,453	169,820

Net assets:
Beginning of year	35,540	29,858	168,371	134,117	1,073,441	903,621
End of year	$54,384	$35,540	$256,714	$168,371	$1,473,894	$1,073,441

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Year ended December 31,		Year ended December 31,
	2019	2018	2019	2018
Operations:
Net investment income	$18,723	$14,499	$4,495	$3,931
Net realized gain	48,295	29,949	14,193	10,447
Net unrealized appreciation (depreciation)	130,061	(93,375)	50,352	(39,571)
Net increase (decrease) in net assets resulting from operations	197,079	(48,927)	69,040	(25,193)

Distributions paid to shareholders	(55,668)	(38,256)	(16,130)	(6,441)

Net capital share transactions	173,167	209,432	46,894	105,547

Total increase in net assets	314,578	122,249	99,804	73,913

Net assets:
Beginning of year	973,736	851,487	324,581	250,668
End of year	$1,288,314	$973,736	$424,385	$324,581

See notes to financial statements.

18	American Funds Insurance Series – Portfolio Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (the “funds”), including five funds in the series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and six funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund in the American Funds Insurance Series – Portfolio Series are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

American Funds Insurance Series – Portfolio Series	19

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At December 31, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

20	American Funds Insurance Series – Portfolio Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because a fund’s investments consist of underlying funds, a fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in

American Funds Insurance Series – Portfolio Series	21

calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential

22	American Funds Insurance Series – Portfolio Series

loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series – Portfolio Series	23

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $126,301,000, $108,215,000 and $17,775,000, respectively.

24	American Funds Insurance Series – Portfolio Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of futures contracts as of December 31, 2019 (dollars in thousands):

Managed Risk Growth Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$212

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(623)	Net unrealized appreciation on futures contracts	$480
Futures	Equity	Net realized loss on futures contracts	(17,129)	Net unrealized depreciation on futures contracts	(9,225)
Futures	Interest	Net realized gain on futures contracts	5,645	Net unrealized depreciation on futures contracts	(5,372)
			$(12,107)		$(14,117)

Managed Risk Growth and Income Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$167

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(693)	Net unrealized appreciation on futures contracts	$550
Futures	Equity	Net realized loss on futures contracts	(12,047)	Net unrealized depreciation on futures contracts	(7,392)
Futures	Interest	Net realized gain on futures contracts	5,150	Net unrealized depreciation on futures contracts	(4,526)
			$(7,590)		$(11,368)

American Funds Insurance Series – Portfolio Series	25

Managed Risk Global Allocation Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$81

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(294)	Net unrealized appreciation on futures contracts	$244
Futures	Equity	Net realized loss on futures contracts	(1,894)	Net unrealized depreciation on futures contracts	(1,708)
Futures	Interest	Net realized gain on futures contracts	1,269	Net unrealized depreciation on futures contracts	(1,138)
			$(919)		$(2,602)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — Funds that invest in futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

26	American Funds Insurance Series – Portfolio Series

Additional tax basis disclosures for each fund as of December 31, 2019, were as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$527	$3,052	$16,919	$13,883	$4,496
Undistributed long-term capital gains	2,499	8,130	54,508	35,238	11,706
Gross unrealized appreciation on investments	6,618	17,522	111,171	111,050	35,647
Gross unrealized depreciation on investments	—	—	(6,583)	(2,048)	(1,289)
Net unrealized appreciation on investments	6,618	17,522	104,588	109,002	34,358
Cost of investments	47,817	239,395	1,369,813	1,179,912	390,147
Reclassification from (to) total distributable earnings from capital paid in on shares of beneficial interest	(1)	(1)	—	—	—

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$347	$2,016	$2,363	$454	$560	$1,014

Growth and Income Portfolio

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$3,669	$5,309	$8,978	$2,701	$3,318	$6,019

Managed Risk Growth Portfolio

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$15,501	$51,618	$67,119	$12,573	$29,409	$41,982

Managed Risk Growth and Income Portfolio

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$18,256	$37,412	$55,668	$15,105	$23,151	$38,256

American Funds Insurance Series – Portfolio Series	27

Managed Risk Global Allocation Portfolio

	Year ended December 31, 2019			Year ended December 31, 2018
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$4,944	$11,186	$16,130	$2,830	$3,611	$6,441

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC has agreed to waive a portion of the investment advisory services fees for the three managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2019, total investment advisory services fees waived by CRMC were $1,387,000.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. Prior to July 1, 2019, CRMC received administrative services fees at the annual rate of 0.01% of daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series. The series board of trustees authorized the underlying funds to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of daily net assets for its provision of administrative services.

28	American Funds Insurance Series – Portfolio Series

Accounting and administrative services — The three managed risk funds have a subadministration agreement with BNY Mellon under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Global Growth Portfolio and Managed Risk Global Allocation Portfolio. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2019, total fees and expenses reimbursed by CRMC were $24,000. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 4	$12,836	1,062	$2,363	199	$(6,299)	(514)	$8,900	747

Year ended December 31, 2018

Class 4	$13,835	1,138	$1,014	83	$(4,213)	(346)	$10,636	875

Growth and Income Portfolio

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class 4	$65,000	5,668	$8,978	792	$(13,808)	(1,200)	$60,170	5,260

Year ended December 31, 2018

Class 4	$49,508	4,353	$6,019	537	$(8,535)	(752)	$46,992	4,138

American Funds Insurance Series – Portfolio Series	29

Managed Risk Growth Portfolio
			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P2	$202,246	18,442	$67,119	6,291	$(24,365)	(2,226)	$245,000	22,507

Year ended December 31, 2018

Class P2	$241,331	21,764	$41,982	3,782	$(23,267)	(2,104)	$260,046	23,442

Managed Risk Growth and Income Portfolio

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P2	$150,357	13,776	$55,668	5,193	$(32,858)	(3,009)	$173,167	15,960

Year ended December 31, 2018

Class P2	$193,826	17,670	$38,256	3,541	$(22,650)	(2,083)	$209,432	19,128

Managed Risk Global Allocation Portfolio

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class P2	$47,167	4,329	$16,130	1,516	$(16,403)	(1,515)	$46,894	4,330

Year ended December 31, 2018

Class P2	$109,675	9,938	$6,441	591	$(10,569)	(986)	$105,547	9,543

9. Investment transactions

Each fund made purchases and sales of investment securities during the year ended December 31, 2019, as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$16,062	$76,862	$292,254	$216,849	$63,244
Sales of investment securities*	6,458	13,435	73,143	48,967	23,073

*	Excludes short-term securities and U.S. government obligations, if any.

30	American Funds Insurance Series – Portfolio Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[3]		to average net assets after waivers/ reimburse- ments[2,3]		Net effective expense ratio[2,4]		Ratio of net income to average net assets[2]

Global Growth Portfolio

Class 4:
12/31/2019	$10.68	$.12	$3.18	$3.30	$(.09)	$(.54)	$(.63)	$13.35	31.67%	$54	.61%		.56%		1.18%		.97%
12/31/2018	12.17	.08	(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36	.59		.58		1.20		.69
12/31/2017	9.77	.12	2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30	.62		.56		1.18		1.05
12/31/2016	9.45	.12	.29	.41	(.05)	(.04)	(.09)	9.77	4.42	13	.75		.56		1.18		1.30
12/31/2015[5,6]	10.00	.12	(.67)	(.55)	—	—	—	9.45	(5.50)[7]	6	1.02	[8]	.58	[8]	1.20	[8]	1.91	[8]

Growth and Income Portfolio

Class 4:
12/31/2019	$10.59	$.22	$1.81	$2.03	$(.19)	$(.30)	$(.49)	$12.13	19.57%	$257	.52%		.52%		.96%		1.92%
12/31/2018	11.40	.20	(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168	.53		.53		.97		1.81
12/31/2017	10.13	.17	1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134	.53		.53		.97		1.59
12/31/2016	9.61	.23	.38	.61	(.07)	(.02)	(.09)	10.13	6.41	66	.57		.55		.99		2.31
12/31/2015[5,6]	10.00	.20	(.58)	(.38)	(.01)	—	(.01)	9.61	(3.85)[7]	15	.79	[8]	.58	[8]	1.05	[8]	3.14	[8]

Managed Risk Growth Portfolio

Class P2:
12/31/2019	$10.28	$.13	$1.80	$1.93	$(.14)	$(.46)	$(.60)	$11.61	19.26%	$1,474	.66%		.61%		1.02%		1.20%
12/31/2018	11.16	.12	(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073	.66		.61		1.00		1.06
12/31/2017	9.76	.10	1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904	.68		.63		1.03		.95
12/31/2016	9.39	.11	.26	.37	— [9]	—	— [9]	9.76	3.97	568	.77		.63		1.02		1.12
12/31/2015[5,6]	10.00	.18	(.70)	(.52)	(.09)	—	(.09)	9.39	(5.20)[7]	254	.86	[8]	.61	[8]	1.01	[8]	2.77	[8]

Managed Risk Growth and Income Portfolio

Class P2:
12/31/2019	$10.18	$.18	$1.74	$1.92	$(.18)	$(.37)	$(.55)	$11.55	19.29%	$1,288	.67%		.62%		1.08%		1.66%
12/31/2018	11.13	.17	(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974	.66		.61		1.07		1.54
12/31/2017	9.68	.15	1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851	.68		.63		1.08		1.38
12/31/2016	9.36	.16	.19	.35	(.03)	—	(.03)	9.68	3.70	569	.77		.63		1.08		1.68
12/31/2015[5,6]	10.00	.18	(.73)	(.55)	(.09)	—	(.09)	9.36	(5.50)[7]	231	.86	[8]	.61	[8]	1.08	[8]	2.85	[8]

Managed Risk Global Allocation Portfolio

Class P2:
12/31/2019	$10.07	$.13	$1.89	$2.02	$(.15)	$(.34)	$(.49)	$11.60	20.44%	$424	.68%		.63%		1.20%		1.20%
12/31/2018	11.04	.14	(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325	.68		.63		1.20		1.27
12/31/2017	9.34	.10	1.67	1.77	(.07)	—	(.07)	11.04	19.03	251	.70		.63		1.19		.94
12/31/2016	9.24	.10	— [9]	.10	—	—	—	9.34	1.08	144	.77		.63		1.20		1.08
12/31/2015[5,6]	10.00	.14	(.81)	(.67)	(.09)	—	(.09)	9.24	(6.71)[7]	65	.90	[8]	.56	[8]	1.13	[8]	2.22	[8]

See next page for footnotes.

American Funds Insurance Series – Portfolio Series	31

Financial highlights (continued)

	Year ended December 31,				For the period ended
Portfolio turnover rate	2019	2018	2017	2016	December 31, 2015[5,6,7]
Global Growth Portfolio	14%	12%	10%	17%	32%
Growth and Income Portfolio	6	5	10	18	10
Managed Risk Growth Portfolio	6	4	7	6	4
Managed Risk Growth and Income Portfolio	5	4	10	3	4
Managed Risk Global Allocation Portfolio	6	3	8	13	15

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements by CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period May 1, 2015, commencement of operations, through December 31, 2015.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.

32	American Funds Insurance Series – Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (five of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodians, transfer agent and brokers; when replies were not received from the transfer agent and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

February 14, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series – Portfolio Series	33

American Funds Insurance Series® Target Date Series Prospectus Class 1, Class 1A and Class 2 shares May 1, 2020

American Funds® IS 2035 Target Date Fund
American Funds® IS 2030 Target Date Fund
American Funds® IS 2025 Target Date Fund
American Funds® IS 2020 Target Date Fund
American Funds® IS 2015 Target Date Fund
American Funds® IS 2010 Target Date Fund

Summaries:

American Funds IS 2035 Target Date Fund 1

American Funds IS 2030 Target Date Fund 6

American Funds IS 2025 Target Date Fund 12

American Funds IS 2020 Target Date Fund 18

American Funds IS 2015 Target Date Fund 24

American Funds IS 2010 Target Date Fund 30

Investment objectives, strategies and risks 36

Information regarding the underlying funds 42

Management and organization 49

Purchases and redemptions of shares 51

Plan of distribution 53

Other compensation to dealers 53

Fund expenses 54

Distributions and taxes 54

Financial highlights 55

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the series‘ shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds IS 2035 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36
Total annual fund operating expenses	0.43	0.68	0.68
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.42	0.67	0.67

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$43	$137
Class 1A	68	217
Class 2	68	217

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

1     American Funds Insurance Series — Target Date Series / Prospectus

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Insurance Series — Target Date Series / Prospectus     2

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

3     American Funds Insurance Series — Target Date Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2030 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.34	0.34	0.34
Total annual fund operating expenses	0.41	0.66	0.66
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.40	0.65	0.65

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$41	$131
Class 1A	66	210
Class 2	66	210

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     6

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

7     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series — Target Date Series / Prospectus     8

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

9     American Funds Insurance Series — Target Date Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     10

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

11     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2025 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.32	0.32	0.32
Total annual fund operating expenses	0.39	0.64	0.64
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.38	0.63	0.63

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$39	$124
Class 1A	64	204
Class 2	64	204

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     12

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

13     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Insurance Series — Target Date Series / Prospectus     14

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

15     American Funds Insurance Series — Target Date Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     16

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

17     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2020 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.37	0.62	0.62
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.36	0.61	0.61

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$37	$118
Class 1A	62	198
Class 2	62	198

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     18

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

19     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

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Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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American Funds IS 2015 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.29	0.29	0.29
Total annual fund operating expenses	0.36	0.61	0.61
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.35	0.60	0.60

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$36	$115
Class 1A	61	194
Class 2	61	194

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

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Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

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Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Insurance Series — Target Date Series / Prospectus     26

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

27     American Funds Insurance Series — Target Date Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     28

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

29     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2010 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1, Class 1A or Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1	Class 1A	Class 2
Management fees	None	None	None
Distribution fees	None	None	0.25%
Other expenses[1]	0.07%	0.32%	0.07
Acquired (underlying) fund fees and expenses[2]	0.29	0.29	0.29
Total annual fund operating expenses	0.36	0.61	0.61
Expense reimbursement[3]	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.35	0.60	0.60

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 1, Class 1A and Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$36	$115
Class 1A	61	194
Class 2	61	194

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     30

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth-and-income funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

31     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Insurance Series — Target Date Series / Prospectus     32

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

33     American Funds Insurance Series — Target Date Series / Prospectus

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     34

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

35     American Funds Insurance Series — Target Date Series / Prospectus

Investment objectives, strategies and risks

All references herein to the “target date series” refer to American Funds Insurance Series – Target Date Series and all references herein to the “Series” refer to American Funds Insurance Series. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the target date series.

The investment objectives, strategies and risks of each fund are summarized below:

Each fund in the target date series is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the 2035 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to (or past) its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. Note, however, that in order to provide protected lifetime income benefits, certain insurers may limit access to some funds that investors normally may have selected to match their retirement date.

The investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, cash equivalents or other securities that may be deemed appropriate by the fund’s investment adviser.

While it has no present intention to do so, the Series’ board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. Further, the fund categories represent

American Funds Insurance Series — Target Date Series / Prospectus     36

differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. (including, where applicable, in emerging markets). Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income investments.

When a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. Class R-6 shares have relatively low expenses, which reduce overall fund expenses. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. In addition to investing in a mix of American Funds, each fund may also invest in funds in the Series or other funds managed by Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

Investments in each fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For more information, please refer to “Information regarding the underlying funds” section of this prospectus.

Through the underlying funds in which it invests, the fund will, over time, have significant exposure to a range of different security types, including growth-oriented and dividend-paying common stocks and a variety of fixed income investments. Through its underlying fund investments, the fund will typically have exposure to issuers domiciled outside the United States, including issuers domiciled in emerging markets. The fund will also have exposure to issuers with a broad range of market capitalizations, including smaller capitalization issuers.

In terms of fixed income exposure, the underlying funds in which the fund invests may hold debt securities with a wide range of qualities and maturities. Through these underlying funds, the fund may have significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Certain of the underlying funds may also hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. Those underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

An underlying fund may also hold cash or cash equivalents. The percentage of an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, an underlying fund may hold all, or a significant portion, of its assets in cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) or other similar securities that may be deemed appropriate by the underlying fund’s investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect an underlying fund’s investment results in a period of rising market prices. A larger percentage of cash or cash equivalents could reduce an underlying fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which the underlying fund invests but does not bear additional management fees through the underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options

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for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the underlying funds and are not principal risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the underlying fund is unable to close out a position on a futures contract, the underlying fund would remain subject to the risk of adverse price movements until the underlying fund is able to close out the futures position. The ability of the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the underlying fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. If the underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from

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one country to another. Forward currency contracts may expose the underlying fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the underlying fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

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Information regarding the underlying funds The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

The fund relies on the professional judgment of the investment adviser to the fund and to the underlying funds to make decisions about the underlying fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

AMCAP Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The fund may invest in common stocks and other securities of issuers domiciled outside the United States to a limited extent.

EuroPacific Growth Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.

The Growth Fund of America® The fund’s investment objective is to provide you with growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

The New Economy Fund® The investment objective of the fund is long-term growth of capital.

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. However, current income is not expected to be significant, particularly in low yield environments. The fund may invest up to 50% of its assets in issuers based outside the United States, including those based in developing countries. The fund may also invest in the stocks of smaller capitalization companies.

New Perspective Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth.

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New World Fund® The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

SMALLCAP World Fund® The fund’s investment objective is to provide you with long-term growth of capital.

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

Underlying funds – Growth-and-income funds

American Mutual Fund® The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

Capital World Growth and Income Fund® The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

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Fundamental Investors® The fund’s investment objective is to achieve long-term growth of capital and income.

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

International Growth and Income FundSM The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not, or do not have the capacity to, pay dividends.

The Investment Company of America® The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are generally limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Washington Mutual Investors FundSM The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser generates and maintains the Eligible List in compliance with the fund’s Investment Standards and selects the fund’s investments exclusively from the issuers on the Eligible List.

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Underlying funds – Equity-income funds

Capital Income Builder®The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Income Fund of America® The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 30% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

Underlying funds – Balanced funds

American Balanced Fund® The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

American Funds Global Balanced FundSM This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets in issuers outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States.

The fund’s ability to invest in issuers outside the United States includes investing in emerging markets.

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

45     American Funds Insurance Series — Target Date Series / Prospectus

Underlying funds – Fixed income funds

American Funds Inflation Linked Bond Fund® The fund’s investment objective is to provide inflation protection and income consistent with investment in inflation-linked securities.

The fund seeks to provide inflation protection and income by investing primarily in inflation-linked securities. Normally, at least 80% of the fund’s assets will be invested in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index so that principal and interest adjust to reflect changes in the index. For example, U.S. Treasury Inflation-Protected Securities (TIPS) are linked to the Consumer Price Index for Urban Consumers (CPURNSA). Other sovereign governments and corporations also issue inflation-linked securities that are tied to their own local consumer price index or the CPURNSA.

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization (NRSRO). To the extent the fund invests in other debt securities, the fund will invest in debt securities with quality ratings of Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest in debt securities with a wide range of maturities.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American Funds Mortgage Fund® The fund’s investment objective is to provide current income and preservation of capital.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American High-Income Trust® The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The Bond Fund of America® The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

American Funds Insurance Series — Target Date Series / Prospectus     46

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

Capital World Bond Fund® The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Intermediate Bond Fund of America® The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in its prospectus and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and money market instrument) which may be represented by other investment instruments, including derivatives. The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

47     American Funds Insurance Series — Target Date Series / Prospectus

Short-Term Bond Fund of America® The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in its prospectus, and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents, and may be represented by other investment instruments, including derivatives). The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

U.S. Government Securities Fund® The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by other investment instruments, including derivatives. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American Funds Insurance Series — Target Date Series / Prospectus     48

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. As reflected in the "Annual fund operating expenses" table for each fund under "Fees and expenses of the fund," no management fees are paid by each fund to the investment adviser. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal period ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

49     American Funds Insurance Series — Target Date Series / Prospectus

Portfolio management for the target date series Capital Research and Management Company is the investment adviser to the target date series. For each fund in the target date series, the Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which each fund invests.

The table below shows the investment industry experience and role in management for each of the target date series’ investment professionals.

Investment professional	Investment industry experience	Experience in the target date series	Role in management of the target date series
Michelle J. Black	25 years in total; 19 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
David A. Hoag	32 years in total; 29 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Joanna F. Jonsson	31 years in total; 30 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
James B. Lovelace	38 years, all with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Samir Mathur	27 years in total; 8 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Wesley K. Phoa	27 years in total; 21 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Bradley J. Vogt	33 years, all with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee

Information regarding the investment professionals’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series — Target Date Series / Prospectus     50

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

51     American Funds Insurance Series — Target Date Series / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series — Target Date Series / Prospectus     52

Plan of distribution The Series has not adopted (and does not presently intend to adopt) a plan of distribution, or “12b-1 plan,” for Class 1 shares. However, the Series has adopted 12b-1 plans for Class 1A and Class 2 shares. Under the plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plans provide for annual expenses of .25% for Class 1A and Class 2 shares; however, the Series’ board of trustees has not authorized any payments under the plan for Class 1A shares. Amounts paid under the 12b-1 plan for Class 2 shares are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The estimated 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

53     American Funds Insurance Series — Target Date Series / Prospectus

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class R-6 of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class R-6 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, solely with respect to Class 1A shares, the “Other expenses” items include fees for administrative services provided by the insurance companies that include Class 1A shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 1A share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series — Target Date Series / Prospectus     54

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the period ended December 31, 2019. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request.

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2,3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[2,3]
IS 2035 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.08	$.19	$.27	$(.08)	$10.19	2.70%	$—	[9]	—%	.37%	.75%
Class 1A:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 2:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 4:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
IS 2030 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.16	$.23	$(.08)	$10.15	2.28%	$—	[9]	—%	.35%	.69%
Class 1A:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 2:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 4:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
IS 2025 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.13	$.20	$(.08)	$10.12	1.98%	$—	[9]	—%	.33%	.66%
Class 1A:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 2:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 4:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66

55     American Funds Insurance Series — Target Date Series / Prospectus

		Income from investment operations
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
IS 2020 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.68%	$—	[9]	—%	.31%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
IS 2015 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.69%	$—	[9]	—%	.30%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
IS 2010 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.06	$.09	$.15	$(.07)	$10.08	1.54%	$—	[9]	—%	.30%	.62%
Class 1A:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 2:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 4:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62

For the period December 6, 2019 to December 31, 2019[7,8]
Portfolio turnover rate for all share classes
IS 2035 Target Date Fund	—%[10]
IS 2030 Target Date Fund	—[10]
IS 2025 Target Date Fund	—[10]
IS 2020 Target Date Fund	—[10]
IS 2015 Target Date Fund	—[10]
IS 2010 Target Date Fund	—[10]

1  Based on average shares outstanding.

2  Not annualized.

3  All assets in each class of each fund consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses for each class would have been higher and net income and total return for each class would have been lower.

4 This column does not include expenses of the underlying funds in which each fund invests. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, to December 31, 2019.

5 Annualized.

6 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

7 Based on operations for a period that is less than a full year.

8  For the period December 6, 2019, commencement of operations, to December 31, 2019.

9  Amount less than $1 million.

10  There is no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     56

Notes

57     American Funds Insurance Series — Target Date Series / Prospectus

Notes

American Funds Insurance Series — Target Date Series / Prospectus     58

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA8PRX-988-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Target Date Series Prospectus Class 4 shares May 1, 2020

American Funds® IS 2035 Target Date Fund
American Funds® IS 2030 Target Date Fund
American Funds® IS 2025 Target Date Fund
American Funds® IS 2020 Target Date Fund
American Funds® IS 2015 Target Date Fund
American Funds® IS 2010 Target Date Fund

Summaries:

American Funds IS 2035 Target Date Fund 1

American Funds IS 2030 Target Date Fund 6

American Funds IS 2025 Target Date Fund 12

American Funds IS 2020 Target Date Fund 18

American Funds IS 2015 Target Date Fund 24

American Funds IS 2010 Target Date Fund 30

Investment objectives, strategies and risks 36

Information regarding the underlying funds 42

Management and organization 49

Purchases and redemptions of shares 51

Plan of distribution 53

Other compensation to dealers 53

Fund expenses 54

Distributions and taxes 54

Financial highlights 55

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the series‘ shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds IS 2035 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.36
Total annual fund operating expenses	0.93
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.92

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$94	$295

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

1     American Funds Insurance Series — Target Date Series / Prospectus

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Insurance Series — Target Date Series / Prospectus     2

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

3     American Funds Insurance Series — Target Date Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2030 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.34
Total annual fund operating expenses	0.91
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.90

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$92	$289

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     6

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

7     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Insurance Series — Target Date Series / Prospectus     8

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

9     American Funds Insurance Series — Target Date Series / Prospectus

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     10

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

11     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2025 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.32
Total annual fund operating expenses	0.89
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.88

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$90	$283

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     12

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

13     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

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Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

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Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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American Funds IS 2020 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.30
Total annual fund operating expenses	0.87
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.86

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$88	$277

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

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Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

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Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

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Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     22

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

23     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2015 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.29
Total annual fund operating expenses	0.86
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.85

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$87	$273

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     24

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

25     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Insurance Series — Target Date Series / Prospectus     26

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

27     American Funds Insurance Series — Target Date Series / Prospectus

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

American Funds Insurance Series — Target Date Series / Prospectus     28

Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

29     American Funds Insurance Series — Target Date Series / Prospectus

American Funds IS 2010 Target Date Fund

Investment objectives Depending on the proximity to its target date, which we define as the year that corresponds roughly to the year in which the investor expects to retire, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it continues past its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fees	None
Distribution fees	0.25%
Other expenses[1]	0.32
Acquired (underlying) fund fees and expenses[2]	0.29
Total annual fund operating expenses	0.86
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.85

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3  The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 4	$87	$273

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. The fund began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     30

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth-and-income funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

31     American Funds Insurance Series — Target Date Series / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

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Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results Because the fund began investment operations on December 6, 2019, information regarding investment results is not available as of the date of this prospectus.

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Management

Investment adviser Capital Research and Management CompanySM

Target Date Solutions Committee The investment adviser’s Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Target Date Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Michelle J. Black	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
David A. Hoag	Less than 1 year (since the fund’s inception)	Partner – Capital Fixed Income Investors
Joanna F. Jonsson	Less than 1 year (since the fund’s inception)	Partner – Capital World Investors
James B. Lovelace	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors
Samir Mathur	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Wesley K. Phoa	Less than 1 year (since the fund’s inception)	Partner – Capital Solutions Group
Bradley J. Vogt	Less than 1 year (since the fund’s inception)	Partner – Capital Research Global Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

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Investment objectives, strategies and risks

All references herein to the “target date series” refer to American Funds Insurance Series – Target Date Series and all references herein to the “Series” refer to American Funds Insurance Series. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the target date series.

The investment objectives, strategies and risks of each fund are summarized below:

Each fund in the target date series is designed for investors who plan to retire in, or close to, the fund’s target date — that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date. In an effort to achieve the fund’s overall investment objective, the fund will continue to provide equity exposure after the target date has passed. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. For example, the 2035 Fund, a fund with more years before its target date, will emphasize growth more than a fund closer to (or past) its target date such as the 2010 Fund. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. Note, however, that in order to provide protected lifetime income benefits, certain insurers may limit access to some funds that investors normally may have selected to match their retirement date.

The investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. As reflected in the glide path below, the fund’s asset allocations will change throughout this period. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund’s asset allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of May 1, 2020.

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, cash equivalents or other securities that may be deemed appropriate by the fund’s investment adviser.

While it has no present intention to do so, the Series’ board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. Further, the fund categories represent

American Funds Insurance Series — Target Date Series / Prospectus     36

differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. (including, where applicable, in emerging markets). Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income investments.

When a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. Class R-6 shares have relatively low expenses, which reduce overall fund expenses. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. In addition to investing in a mix of American Funds, each fund may also invest in funds in the Series or other funds managed by Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

Investments in each fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to, or in retirement, each fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For more information, please refer to “Information regarding the underlying funds” section of this prospectus.

Through the underlying funds in which it invests, the fund will, over time, have significant exposure to a range of different security types, including growth-oriented and dividend-paying common stocks and a variety of fixed income investments. Through its underlying fund investments, the fund will typically have exposure to issuers domiciled outside the United States, including issuers domiciled in emerging markets. The fund will also have exposure to issuers with a broad range of market capitalizations, including smaller capitalization issuers.

In terms of fixed income exposure, the underlying funds in which the fund invests may hold debt securities with a wide range of qualities and maturities. Through these underlying funds, the fund may have significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Certain of the underlying funds may also hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. Those underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

An underlying fund may also hold cash or cash equivalents. The percentage of an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, an underlying fund may hold all, or a significant portion, of its assets in cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) or other similar securities that may be deemed appropriate by the underlying fund’s investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect an underlying fund’s investment results in a period of rising market prices. A larger percentage of cash or cash equivalents could reduce an underlying fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which the underlying fund invests but does not bear additional management fees through the underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options

37     American Funds Insurance Series — Target Date Series / Prospectus

for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the underlying funds and are not principal risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the underlying fund is unable to close out a position on a futures contract, the underlying fund would remain subject to the risk of adverse price movements until the underlying fund is able to close out the futures position. The ability of the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the underlying fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. If the underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

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Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the underlying fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the underlying fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Lending of portfolio securities – Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

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Information regarding the underlying funds The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

The fund relies on the professional judgment of the investment adviser to the fund and to the underlying funds to make decisions about the underlying fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

AMCAP Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The fund may invest in common stocks and other securities of issuers domiciled outside the United States to a limited extent.

EuroPacific Growth Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.

The Growth Fund of America® The fund’s investment objective is to provide you with growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

The New Economy Fund® The investment objective of the fund is long-term growth of capital.

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. However, current income is not expected to be significant, particularly in low yield environments. The fund may invest up to 50% of its assets in issuers based outside the United States, including those based in developing countries. The fund may also invest in the stocks of smaller capitalization companies.

New Perspective Fund® The fund’s investment objective is to provide you with long-term growth of capital.

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth.

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New World Fund® The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

SMALLCAP World Fund® The fund’s investment objective is to provide you with long-term growth of capital.

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $6.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

Underlying funds – Growth-and-income funds

American Mutual Fund® The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

Capital World Growth and Income Fund® The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

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Fundamental Investors® The fund’s investment objective is to achieve long-term growth of capital and income.

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

International Growth and Income FundSM The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not, or do not have the capacity to, pay dividends.

The Investment Company of America® The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are generally limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Washington Mutual Investors FundSM The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser generates and maintains the Eligible List in compliance with the fund’s Investment Standards and selects the fund’s investments exclusively from the issuers on the Eligible List.

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Underlying funds – Equity-income funds

Capital Income Builder® The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Income Fund of America® The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 30% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

Underlying funds – Balanced funds

American Balanced Fund® The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

American Funds Global Balanced FundSM This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets in issuers outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States.

The fund’s ability to invest in issuers outside the United States includes investing in emerging markets.

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

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Underlying funds – Fixed income funds

American Funds Inflation Linked Bond Fund® The fund’s investment objective is to provide inflation protection and income consistent with investment in inflation-linked securities.

The fund seeks to provide inflation protection and income by investing primarily in inflation-linked securities. Normally, at least 80% of the fund’s assets will be invested in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index so that principal and interest adjust to reflect changes in the index. For example, U.S. Treasury Inflation-Protected Securities (TIPS) are linked to the Consumer Price Index for Urban Consumers (CPURNSA). Other sovereign governments and corporations also issue inflation-linked securities that are tied to their own local consumer price index or the CPURNSA.

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization (NRSRO). To the extent the fund invests in other debt securities, the fund will invest in debt securities with quality ratings of Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest in debt securities with a wide range of maturities.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American Funds Mortgage Fund® The fund’s investment objective is to provide current income and preservation of capital.

Normally at least 80% of the fund’s assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American High-Income Trust® The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The Bond Fund of America® The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

American Funds Insurance Series — Target Date Series / Prospectus     46

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

Capital World Bond Fund® The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Intermediate Bond Fund of America® The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in its prospectus and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and money market instrument) which may be represented by other investment instruments, including derivatives. The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

47     American Funds Insurance Series — Target Date Series / Prospectus

Short-Term Bond Fund of America® The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in its prospectus, and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents, and may be represented by other investment instruments, including derivatives). The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

U.S. Government Securities Fund® The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by other investment instruments, including derivatives. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in the fund’s prospectus and statement of additional information.

American Funds Insurance Series — Target Date Series / Prospectus     48

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. As reflected in the "Annual fund operating expenses" table for each fund under "Fees and expenses of the fund," no management fees are paid by each fund to the investment adviser. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal period ended December 31, 2019.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by an underlying fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

49     American Funds Insurance Series — Target Date Series / Prospectus

Portfolio management for the target date series Capital Research and Management Company is the investment adviser to the target date series. For each fund in the target date series, the Target Date Solutions Committee develops the allocation approach and selects the underlying funds in which each fund invests.

The table below shows the investment industry experience and role in management for each of the target date series’ investment professionals.

Investment professional	Investment industry experience	Experience in the target date series	Role in management of the target date series
Michelle J. Black	25 years in total; 19 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
David A. Hoag	32 years in total; 29 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Joanna F. Jonsson	31 years in total; 30 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
James B. Lovelace	38 years, all with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Samir Mathur	27 years in total; 8 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Wesley K. Phoa	27 years in total; 21 years with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee
Bradley J. Vogt	33 years, all with Capital Research and Management Company or affiliate	Less than 1 year (since the target date series’ inception)	Serves as a member of the Target Date Solutions Committee

Information regarding the investment professionals’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series — Target Date Series / Prospectus     50

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the Series uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the Series’ securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the Series’ shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under the Series’ frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will monitor for other types of activity that could potentially be harmful to the Series – for example short-term trading activity in multiple funds. If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented.

51     American Funds Insurance Series — Target Date Series / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series — Target Date Series / Prospectus     52

Plan of distribution The Series has adopted a plan of distribution or “12b-1 plan” for Class 4 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 4 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The estimated 12b-1 fees expected to be paid by each fund, as a percentage of average net assets, for the current fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 shares.

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to insurance companies. These payments may be made, at the discretion of American Funds Distributors, to insurance companies (or their affiliates) that have sold shares of the funds of the American Funds Insurance Series and American Funds as the exclusive underlying investments to their variable contracts. A number of factors will be considered in determining payments, including the sales, assets, and the quality of the company’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to insurance companies based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .14% of the current year’s American Funds Insurance Series new deposits in the contracts, (b) up to .07% of the current and previous year’s American Funds Insurance Series new deposits in the contracts, and (c) up to .0084% of American Funds Insurance Series assets attributable to the contracts, with an adjustment made for the quality of the company’s relationship with American Funds Distributors. Aggregate payments made by American Funds Distributors to insurance companies may also change from year to year. Only assets and deposits in variable annuity contracts that offer exclusively shares of the American Funds Insurance Series and American Funds are included in the formula. Further, assets for which the insurance company, or an affiliated broker-dealer, acts as an ERISA investment fiduciary are generally excluded from the formula. American Funds Distributors makes these payments to help defray the costs incurred by qualifying insurance companies in connection with efforts to educate its sales force about the American Funds Insurance Series so that they help financial advisers make recommendations and provide services that are suitable and meet contractholders needs. These payments may also be made to help defray the costs associated with the insurance company’s provision of account related services and activities and support the insurance company’s distribution activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s sales force about the American Funds Insurance Series and American Funds to help advisors make suitable recommendations and better serve their clients who invest in the funds as underlying investments to variable contracts. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) provide American Funds Distributors broad access to their sales force and product platforms and develop a business plan to achieve such access, and (3) agree to maintain American Funds within their existing products.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by insurance companies, selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

In addition to compensation through the formula described above, American Funds Distributors paid its top insurance relationship, in terms of assets, $700,000 for development and operational costs associated with new product platforms.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to insurance companies in differing amounts, insurance companies and the advisors with which they interact may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

53     American Funds Insurance Series — Target Date Series / Prospectus

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class R-6 of the applicable underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class R-6 shares of the underlying funds. The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on estimated amounts for the current fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services. In addition, the “Other expenses” items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of .25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series — Target Date Series / Prospectus     54

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request.

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2,3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[2,3]
IS 2035 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.08	$.19	$.27	$(.08)	$10.19	2.70%	$—	[9]	—%	.37%	.75%
Class 1A:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 2:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 4:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
IS 2030 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.16	$.23	$(.08)	$10.15	2.28%	$—	[9]	—%	.35%	.69%
Class 1A:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 2:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 4:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
IS 2025 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.13	$.20	$(.08)	$10.12	1.98%	$—	[9]	—%	.33%	.66%
Class 1A:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 2:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 4:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
55     American Funds Insurance Series — Target Date Series / Prospectus

		Income from investment operations
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
IS 2020 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.68%	$—	[9]	—%	.31%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
IS 2015 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.69%	$—	[9]	—%	.30%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
IS 2010 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.06	$.09	$.15	$(.07)	$10.08	1.54%	$—	[9]	—%	.30%	.62%
Class 1A:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 2:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 4:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62

For the period December 6, 2019 to December 31, 2019[7,8]
Portfolio turnover rate for all share classes
IS 2035 Target Date Fund	—%[10]
IS 2030 Target Date Fund	—[10]
IS 2025 Target Date Fund	—[10]
IS 2020 Target Date Fund	—[10]
IS 2015 Target Date Fund	—[10]
IS 2010 Target Date Fund	—[10]

1  Based on average shares outstanding.

2  Not annualized.

3  All assets in each class of each fund consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses for each class would have been higher and net income and total return for each class would have been lower.

4 This column does not include expenses of the underlying funds in which each fund invests. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, to December 31, 2019.

5 Annualized.

6 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

7 Based on operations for a period that is less than a full year.

8  For the period December 6, 2019, commencement of operations, to December 31, 2019.

9  Amount less than $1 million.

10  There is no turnover.

American Funds Insurance Series — Target Date Series / Prospectus     56

Notes

57     American Funds Insurance Series — Target Date Series / Prospectus

Notes

American Funds Insurance Series — Target Date Series / Prospectus     58

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

The current SAI and annual/semi-annual reports to shareholders can be found online at capitalgroup.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling Capital Group at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA4PRX-988-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Target Date Series

Part B
Statement of Additional Information

May 1, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”), dated May 1, 2020 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. In addition, all references herein to the “target date series” refer to American Funds Insurance Series – Target Date Series. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 1A, Class 2 and Class 4 shares of:

American Funds® IS 2035 Target Date Fund

American Funds® IS 2030 Target Date Fund

American Funds® IS 2025 Target Date Fund

American Funds® IS 2020 Target Date Fund

American Funds® IS 2015 Target Date Fund

American Funds® IS 2010 Target Date Fund

Investment portfolio

Financial statements

American Funds Insurance Series – Target Date Series — Page 1

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” and “Information regarding underlying funds,” which provide information about the Series, the funds and the underlying funds.

The funds

The following descriptions of securities, investment techniques and risks apply to each of the funds.

Cash and cash equivalents — In addition to its investments in the underlying funds, a portion of the fund’s assets may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper; (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; (e) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less; and (f) shares of money market funds. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and each of the underlying funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, each of the underlying funds and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of a fund’s or an underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent,

American Funds Insurance Series – Target Date Series — Page 2

custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, each underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying funds invest, which may cause an underlying fund’s investments in such issuers to lose value.

Allocation – The funds consist of allocations of funds selected solely from proprietary funds managed by the investment adviser. No other funds or investments were considered in the construction of any fund.

The underlying funds

The following is a combined summary of investment strategies of all the underlying funds. Certain matters described below will only apply to a fund in the target date series to the extent such fund is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in a fund’s prospectus or the “Fund policies” section of this statement of additional information, or by applicable law, each fund in the target date series may invest in underlying funds, which engage in each of the practices described below.

Equity securities — An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by an underlying fund may involve large price swings and potential for loss. To the extent an underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — An underlying fund may invest in debt securities. Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are

American Funds Insurance Series – Target Date Series — Page 3

common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of an underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, an underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of each underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

American Funds Insurance Series – Target Date Series — Page 4

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by an underlying fund is called for redemption or conversion, the underlying fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may

American Funds Insurance Series – Target Date Series — Page 5

entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

American Funds Insurance Series – Target Date Series — Page 6

Warrants and rights — Warrants and rights may be acquired by an underlying fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. An underlying fund that emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards) can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The underlying funds determine relative market capitalizations using U.S. standards. Accordingly, an underlying fund’s investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent an underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — An underlying fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent an underlying fund invests in securities

American Funds Insurance Series – Target Date Series — Page 7

that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with an underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and an underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

In determining the domicile of an issuer, the underlying funds’ investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. In addition, for certain underlying funds, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

American Funds Insurance Series – Target Date Series — Page 8

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While an underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — An underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such

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circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by an underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Investing through Stock Connect — An underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact an underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and an underlying fund may experience delays in transacting via Stock Connect. An underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular,

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the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by an underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the

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underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — An underlying fund may invest in various debt obligations backed by pools of mortgages , corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits an underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such

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ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, an underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate

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corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Derivatives — In pursuing its investment objective, an underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described below under “Currency transactions,” an underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by an underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if an underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights

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as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which an underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of an underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of an underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, an underlying fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, an underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for an underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying fund.

Because certain derivative instruments may obligate an underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on an underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When an underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because an underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — An underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, an underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When an underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a

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specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to an underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by an underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, an underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of an underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for an underlying fund.

When an underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), an underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

An underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price an underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, an

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underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, an underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, an underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit an underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, an underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase an underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When an underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, an underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, an underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, an underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, an underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to an underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

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Interest rate swaps — An underlying fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, an underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. An underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent an underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, an underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, an underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

An underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If an underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, an underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the

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counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, an underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that an underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if an underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when an underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, an underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which an underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When an underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit an underlying fund’s exposure to loss. To maintain this required margin, an underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes — An underlying fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

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As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by an underlying fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, an underlying fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, an underlying fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, an underlying fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case an underlying fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. An underlying fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, an underlying fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the underlying fund may realize losses, which could be significant and could include the underlying fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of an underlying fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — One of the underlying funds – Capital World Bond Fund – is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such

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a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Currency transactions — An underlying fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, an underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by an underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent an underlying fund from entering into foreign currency transactions, force an underlying fund to exit such transactions at an unfavorable time or price or result in penalties to an underlying fund, any of which may result in losses to an underlying fund.

Generally, an underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of an underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. An underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change an underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by an underlying fund’s investment adviser. For example, if an underlying fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the underlying fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under “Description of certain securities, investment techniques and risks” for a general

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description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause an underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. An underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by an underlying fund.

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain underlying funds may enter into roll transactions, such as a mortgage dollar roll where an underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), an underlying fund forgoes principal and interest paid on the mortgage-backed securities. An underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. An underlying fund could suffer a loss if the contracting party fails to perform the future transaction and an underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. An underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase an underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

An underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, an underlying fund may still dispose of or

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renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an underlying fund may sell such securities.

Repurchase agreements — An underlying fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by an underlying fund that is collateralized by the security purchased. Repos permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, an underlying fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

An underlying fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, an underlying fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by an underlying fund may be delayed or limited.

An underlying fund may also enter into “roll” transactions. A “roll” transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under “roll” transactions with broker-dealers.

Inflation-linked bonds — An underlying fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary

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indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, an underlying fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for an underlying fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain underlying funds. Certain underlying funds invest in debt securities with a wide range of maturities. The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid. The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund’s portfolio accordingly. Keeping in mind the underlying fund’s objective, the investment adviser may increase the underlying fund’s exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When an underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway

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to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the underlying funds’ investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. An underlying fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Loan assignments and participations — An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

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Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring an underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, an underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When an underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and an underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, an underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, an underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, an underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund

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may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

Commercial paper — An underlying fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt

American Funds Insurance Series – Target Date Series — Page 27

because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which an underlying fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if the underlying fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the underlying fund’s adviser under a liquidity risk management program adopted by the underlying fund’s board and administered by the underlying fund’s adviser. The underlying fund may incur significant additional costs in disposing of illiquid securities.

* * * * * *

American Funds Insurance Series – Target Date Series — Page 28

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year.The funds began investment operations on December 6, 2019, and as of the fiscal year ended December 31, 2019, there was no portfolio turnover.

American Funds Insurance Series – Target Date Series — Page 29

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on each fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

American Funds Insurance Series – Target Date Series — Page 30

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying funds in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Each fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

American Funds Insurance Series – Target Date Series — Page 31

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

American Funds Insurance Series – Target Date Series — Page 32

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA

American Funds Insurance Series – Target Date Series — Page 33

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

·  Senior management experience, educational institution

·  Corporate board experience

·  Professor, electrical and computer engineering

·  Service on advisory boards and councils for educational, nonprofit and governmental organizations

·  MS, PhD, electrical engineering

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and nonprofit organizations

·  MBA

R. Clark Hooper, 1946 Trustee (2010)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

American Funds Insurance Series – Target Date Series — Page 34

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Funds Insurance Series – Target Date Series — Page 35

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Alexandra Trower, 1964 Trustee (2018)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Corporate Director, Compass Minerals, Inc. (producer of salt and specialty fertilizers); former Corporate Director, State Auto Financial Corp. (property and casualty insurance company); former Corporate Director, Bob Evans Farms, Inc. (restaurant company); former Corporate Director, Essendant, Inc. (business products wholesaler)

·  Senior corporate management experience

·  Corporate board experience

·  Corporate governance experience

·  Service on trustee boards for charitable and educational nonprofit organizations

·  Securities law expertise

·  JD

American Funds Insurance Series – Target Date Series — Page 36

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Co-President and Trustee (1998)	Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	35	None
Michael C. Gitlin, 1970 Trustee (2019)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 Co-President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Maria Manotok, 1974 Executive Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.*; Director, Capital Group Investment Management Limited*
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital Research Global Investors, Capital Research and Management Company

American Funds Insurance Series – Target Date Series — Page 37

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Chairman and Director, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5  All of the trustees and/or officers listed, with the exception of Martin Jacobs, Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Target Date Series — Page 38

Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	Over $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Nariman Farvardin	None	Over $100,000	N/A5	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Alexandra Trower	None	Over $100,000	N/A5	Over $100,000
Paul S. Williams[6]	N/A	Over $100,000	N/A5	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	None
Michael C. Gitlin	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6  Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

American Funds Insurance Series – Target Date Series — Page 39

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$63,240	$398,000
James G. Ellis	64,379	480,500
Nariman Farvardin[2]	62,640	346,200
Mary Davis Holt	63,240	336,700
R. Clark Hooper[2]	58,234	416,175
Merit E. Janow	67,940	378,000
Laurel B. Mitchell	51,851	274,252
Margaret Spellings[2]	64,151	469,975
Alexandra Trower[2]	82,444	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1  Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($125,052), Nariman Farvardin ($161,218), R. Clark Hooper ($97,197), Margaret Spellings ($239,232) and Alexandra Trower ($200,333). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

American Funds Insurance Series – Target Date Series — Page 40

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund in the target date series has Class 1, Class 1A, Class 2 and Class 4 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares or Class P1 and Class P2 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 1A, Class 2 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 1A, Class 2 and Class 4 shares. Class 1A and Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain trustees and officers of the Series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the Series and the underlying funds were

American Funds Insurance Series – Target Date Series — Page 41

ever to diverge, it is possible that an issue could arise and affect how the trustees and officers fulfill their fiduciary duties to that fund. The Series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the Series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the trustees and officers of the affected funds and Capital Research and Management Company will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew

American Funds Insurance Series – Target Date Series — Page 42

or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The Series has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds‘ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, the underlying funds and other American Funds. The American Funds Insurance Series – Target Date Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the target date series. Each fund in the target date series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the Principles adopted by the underlying funds. For information on the proxy voting procedures and Principles for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the funds and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Principal fund shareholders — The following tables indentify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund's shares as of the opening of business on April 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Insurance Series – Target Date Series — Page 43

American Funds IS 2035 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00
		CLASS 4	100.00

American Funds IS 2030 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00
		CLASS 4	100.00

American Funds IS 2025 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00
		CLASS 4	77.77

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	22.22

American Funds IS 2020 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00
		CLASS 4	18.51

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	81.48

American Funds Insurance Series – Target Date Series — Page 44

American Funds IS 2015 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00
		CLASS 4	5.30

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	94.69

American Funds IS 2010 Target Date Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CAPITAL RESEARCH & MANAGEMENT CO IRVINE CA	RECORD	CLASS 1	100.00%
		CLASS 1A	100.00
		CLASS 2	100.00

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	BENEFICIAL	CLASS 4	96.55

As of April 1, 2020, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to each fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional

American Funds Insurance Series – Target Date Series — Page 45

compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — The target date series is managed by a Target Date Solutions Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Target Date Solutions Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the target date series invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Target Date Solutions Committee and service as a portfolio manager to an underlying fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Investment professional fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each investment professional’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The investment professionals who manage the funds have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Investment professionals may also manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates. Other managed accounts as of December 31, 2019 are listed as follows:

American Funds Insurance Series – Target Date Series — Page 46

The following table reflects information as of December 31, 2019:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Michelle J. Black	18	$214.4	1	$2.28	None
David A. Hoag	8	$341.4	2	$2.46	None
Joanna F. Jonsson	4	$461.3	4	$9.24	None
James B. Lovelace	7	$448.4	5	$3.52	None
Samir Mathur	18	$214.4	1	$2.28	None
Wesley K. Phoa	18	$214.4	1	$2.28	None
Bradley J. Vogt	5	$336.1	3	$2.60	None

1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the investment professional also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

The Series’ investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with an investment professional’s management of the funds, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the funds and such other accounts.

American Funds Insurance Series – Target Date Series — Page 47

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund, pursuant to an agreement between the investment adviser and such subadviser. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. The Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees, if applicable; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

American Funds Insurance Series – Target Date Series — Page 48

The investment adviser is currently reimbursing a portion of the expenses of Class 1, 1A, 2, and 4 shares for American Funds IS 2035 Target Date Fund, American Funds IS 2030 Target Date Fund, American Funds IS 2025 Target Date Fund, American Funds IS 2020 Target Date Fund, American Funds IS 2015 Target Date Fund and American Funds IS 2010 Target Date Fund during its start-up period. These reimbursements will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time.

Since each fund pursues its investment objective by investing in underlying funds, you will bear your proportionate share of a fund’s operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

The following table provides the annual advisory fee rates for each of the potential underlying funds excluding any waivers or reimbursements during each underlying fund’s most recently completed fiscal year:

American Funds Insurance Series – Target Date Series — Page 49

Underlying American Funds	Annual fee rate
American Funds Mortgage Fund	0.24%
American High-Income Trust	0.29
American Balanced Fund	0.22
AMCAP Fund	0.30
American Mutual Fund	0.24
The Bond Fund of America	0.19
Capital Income Builder	0.23
EuroPacific Growth Fund	0.41
Fundamental Investors	0.24
American Funds Global Balanced Fund	0.44
The Growth Fund of America	0.27
U.S. Government Securities Fund	0.21
Intermediate Bond Fund of America	0.21
The Investment Company of America	0.23
The Income Fund of America	0.22
International Growth and Income Fund	0.48
American Funds Inflation Linked Bond Fund	0.28
The New Economy Fund	0.38
New Perspective Fund	0.37
New World Fund	0.52
SMALLCAP World Fund	0.62
Short-Term Bond Fund of America	0.27
Capital World Bond Fund	0.43
Capital World Growth and Income Fund	0.37
Washington Mutual Investors Fund	0.23

American Funds Insurance Series – Target Date Series — Page 50

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the Series’ Class 1, 1A, 2 and 4 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to Series shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the Series and the investment adviser relating to the Series’ Class 1, 1A, 2 and 4 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the Series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the Series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The funds are not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets from the Class R-6 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

American Funds Insurance Series – Target Date Series — Page 51

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 1A, Class 2 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class 1A, Class 2 and Class 4 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of each fund’s average net assets of Class 2 and Class 4 shares annually to finance any distribution activity which is primarily intended to benefit the Class 2 and/or Class 4 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. However, the board of trustees has not authorized any payments on Class 1A assets pursuant to the Plan for Class 1A shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. The funds began investment operations on December 6, 2019, and during the fiscal year ended December 31, 2019, the Series incurred no distribution expenses for Class 4 shares under the respective Plan. There were no accrued and unpaid distribution expenses for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 1A and Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to Insurance Administrative Services Plans adopted by the Series relating to the fund’s Class 1A and Class 4 shares. Under these plans, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 1A and Class 4 shares, respectively. During the fiscal year ended December 31, 2019, the funds’ Class 1A and Class 4 shares incurred no insurance administration fees.

American Funds Insurance Series – Target Date Series — Page 52

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover additional compensation (as described in the prospectus) and/or expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON N.V.

American International Group, Inc.

American Fidelity Assurance Co.

Ameritas Life Insurance Corp.

AXA Equitable Life Insurance Company

Brighthouse Financial, Inc. (formerly MetLife)

CUNA Mutual Group

Delaware Life Holdings, LLC

Farmers Insurance & Financial Solutions

Global Atlantic Financial Group (fka Forethought)

Great-West Life & Annuity Company

Guardian Insurance & Annuity Company, Inc.

Horace Mann Life Insurance Company

Jackson National Life Insurance Co

Jefferson National

John Hancock Life Insurance Co

Kansas City Life Insurance Co

Lincoln National Life Insurance Co

Lombard International Life Assurance Company

Massachusetts Mutual Life Insurance Company

Matrix

MEMBERS Life Insurance Company

Merrill Lynch Bank of America

Midland National Life Insurance Company

Minnesota Life Insurance Company (aka Securian Financial Group, Inc.)

Modern Woodmen of America

Mutual of America Life Insurance Company

National Life Group

Nationwide Life Insurance Company

New York Life Insurance & Annuity Corporation

Pacific Life Insurance Company

Principal Life Insurance Co

Protective Life Insurance Company

Prudential Financial

Sammons Financial Group Inc

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Talcott Resolution Life Insurance Company

Thrivent Financial

Venerable Insurance And Annuity Company

Voya Financial

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Insurance Series – Target Date Series — Page 53

Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for the underlying fund.

Each fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker dealers.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal year ended December 31, 2019.

American Funds Insurance Series – Target Date Series — Page 54

Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website (capitalgroup.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such

American Funds Insurance Series – Target Date Series — Page 55

information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

American Funds Insurance Series – Target Date Series — Page 56

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consist of investments in the underlying funds. The fund’s investments in the underlying funds are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying funds are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying funds are priced based on the net asset value of the underlying funds, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of an underlying fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among

American Funds Insurance Series – Target Date Series — Page 57

fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations for each underlying fund, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of

American Funds Insurance Series – Target Date Series — Page 58

shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Funds Insurance Series – Target Date Series — Page 59

Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Funds Insurance Series – Target Date Series — Page 60

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

American Funds Insurance Series – Target Date Series — Page 61

General information

Custodian of assets — Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. No transfer agent service fees were paid by the fund for the fiscal year ended December 31, 2019.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Codes of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to

American Funds Insurance Series – Target Date Series — Page 62

reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

American Funds Insurance Series – Target Date Series — Page 63

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Target Date Series — Page 64

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Target Date Series — Page 65

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Target Date Series — Page 66

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Target Date Series — Page 67

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Target Date Series — Page 68

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Target Date Series — Page 69

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Target Date Series — Page 70

American Funds IS 2035 Target Date Fund

Investment portfolio December 31, 2019

Growth funds 36.58%	Shares	Value (000)
AMCAP Fund, Class R-6	73	$3
New Perspective Fund, Class R-6	61	3
The Growth Fund of America, Class R-6	48	3
EuroPacific Growth Fund, Class R-6	30	2
SMALLCAP World Fund, Inc., Class R-6	41	2
New World Fund, Inc., Class R-6	18	1
The New Economy Fund, Class R-6	27	1

Total growth funds (cost: $15,000)		15

Growth-and-income funds 34.14%
Fundamental Investors, Class R-6	40	3
The Investment Company of America, Class R-6	73	3
Washington Mutual Investors Fund, Class R-6	68	3
American Mutual Fund, Class R-6	56	2
Capital World Growth and Income Fund, Class R-6	40	2
International Growth and Income Fund, Class R-6	35	1

Total growth-and-income funds (cost: $14,000)		14

Equity-income and Balanced funds 19.52%
American Balanced Fund, Class R-6	86	2
American Funds Global Balanced Fund, Class R-6	72	2
Capital Income Builder, Class R-6	26	2
The Income Fund of America, Class R-6	70	2

Total equity-income and balanced funds (cost: $8,000)		8

Fixed income funds 9.76%
U.S. Government Securities Fund, Class R-6	232	3
American Funds Inflation Linked Bond Fund, Class R-6	81	1

Total fixed income funds (cost: $4,000)		4
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

See notes to financial statements.

4	American Funds Insurance Series – Target Date Series

American Funds IS 2030 Target Date Fund

Investment portfolio December 31, 2019

Growth funds 19.52%	Shares	Value (000)
AMCAP Fund, Class R-6	49	$2
New Perspective Fund, Class R-6	44	2
The Growth Fund of America, Class R-6	32	2
EuroPacific Growth Fund, Class R-6	22	1
SMALLCAP World Fund, Inc., Class R-6	20	1
New World Fund, Inc., Class R-6	6	—	[1]

Total growth funds (cost: $8,000)		8

Growth-and-income funds 34.14%
Fundamental Investors, Class R-6	40	3
The Investment Company of America, Class R-6	73	3
Washington Mutual Investors Fund, Class R-6	68	3
American Mutual Fund, Class R-6	56	2
Capital World Growth and Income Fund, Class R-6	40	2
International Growth and Income Fund, Class R-6	35	1

Total growth-and-income funds (cost: $15,000)		14

Equity-income and Balanced funds 21.95%
American Funds Global Balanced Fund, Class R-6	72	3
American Balanced Fund, Class R-6	86	2
Capital Income Builder, Class R-6	26	2
The Income Fund of America, Class R-6	70	2

Total equity-income and balanced funds (cost: $8,000)		9

Fixed income funds 24.39%
U.S. Government Securities Fund, Class R-6	203	3
American Funds Inflation Linked Bond Fund, Class R-6	162	2
American Funds Mortgage Fund, Class R-6	199	2
Capital World Bond Fund, Class R-6	100	2
Intermediate Bond Fund of America, Class R-6	119	1

Total fixed income funds (cost: $10,000)		10
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

[1]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	5

American Funds IS 2025 Target Date Fund

Investment portfolio December 31, 2019

Growth funds 14.63%	Shares	Value (000)
AMCAP Fund, Class R-6	49	$2
New Perspective Fund, Class R-6	44	2
EuroPacific Growth Fund, Class R-6	22	1
The Growth Fund of America, Class R-6	24	1

Total growth funds (cost: $6,000)		6

Growth-and-income funds 29.27%
The Investment Company of America, Class R-6	63	3
American Mutual Fund, Class R-6	56	2
Capital World Growth and Income Fund, Class R-6	40	2
Fundamental Investors, Class R-6	33	2
Washington Mutual Investors Fund, Class R-6	51	2
International Growth and Income Fund, Class R-6	23	1

Total growth-and-income funds (cost: $13,000)		12

Equity-income and Balanced funds 21.95%
American Funds Global Balanced Fund, Class R-6	72	3
American Balanced Fund, Class R-6	86	2
Capital Income Builder, Class R-6	26	2
The Income Fund of America, Class R-6	70	2

Total equity-income and balanced funds (cost: $8,000)		9

Fixed income funds 34.15%
Intermediate Bond Fund of America, Class R-6	268	4
American Funds Inflation Linked Bond Fund, Class R-6	203	2
American Funds Mortgage Fund, Class R-6	199	2
Capital World Bond Fund, Class R-6	100	2
The Bond Fund of America, Class R-6	153	2
U.S. Government Securities Fund, Class R-6	174	2

Total fixed income funds (cost: $14,000)		14
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

See notes to financial statements.

6	American Funds Insurance Series – Target Date Series

American Funds IS 2020 Target Date Fund

Investment portfolio December 31, 2019

Growth funds 4.88%	Shares	Value (000)
AMCAP Fund, Class R-6	24	$1
New Perspective Fund, Class R-6	17	1
The Growth Fund of America, Class R-6	8	—	[1]

Total growth funds (cost: $2,000)		2

Growth-and-income funds 24.40%
American Mutual Fund, Class R-6	56	2
Capital World Growth and Income Fund, Class R-6	32	2
Fundamental Investors, Class R-6	27	2
The Investment Company of America, Class R-6	52	2
Washington Mutual Investors Fund, Class R-6	43	2
International Growth and Income Fund, Class R-6	12	—	[1]

Total growth-and-income funds (cost: $10,000)		10

Equity-income and Balanced funds 26.82%
Capital Income Builder, Class R-6	58	4
The Income Fund of America, Class R-6	158	4
American Balanced Fund, Class R-6	57	2
American Funds Global Balanced Fund, Class R-6	36	1

Total equity-income and balanced funds (cost: $11,000)		11

Fixed income funds 43.90%
Intermediate Bond Fund of America, Class R-6	268	4
American Funds Inflation Linked Bond Fund, Class R-6	284	3
The Bond Fund of America, Class R-6	245	3
American Funds Mortgage Fund, Class R-6	239	2
American High-Income Trust, Class R-6	203	2
Capital World Bond Fund, Class R-6	100	2
U.S. Government Securities Fund, Class R-6	145	2

Total fixed income funds (cost: $18,000)		18
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

[1]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	7

American Funds IS 2015 Target Date Fund

Investment portfolio December 31, 2019

Growth-and-income funds 26.84%	Shares	Value (000)
American Mutual Fund, Class R-6	56	$3
Capital World Growth and Income Fund, Class R-6	32	2
Fundamental Investors, Class R-6	27	2
The Investment Company of America, Class R-6	52	2
Washington Mutual Investors Fund, Class R-6	42	2
International Growth and Income Fund, Class R-6	11	—	[1]

Total growth-and-income funds (cost: $11,000)		11

Equity-income and Balanced funds 29.26%
Capital Income Builder, Class R-6	78	5
The Income Fund of America, Class R-6	211	5
American Balanced Fund, Class R-6	43	1
American Funds Global Balanced Fund, Class R-6	36	1

Total equity-income and balanced funds (cost: $12,000)		12

Fixed income funds 43.90%
Intermediate Bond Fund of America, Class R-6	268	4
American Funds Inflation Linked Bond Fund, Class R-6	284	3
The Bond Fund of America, Class R-6	245	3
American Funds Mortgage Fund, Class R-6	239	2
American High-Income Trust, Class R-6	203	2
Capital World Bond Fund, Class R-6	100	2
U.S. Government Securities Fund, Class R-6	145	2

Total fixed income funds (cost: $18,000)		18
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

[1]	Amount less than one thousand.

See notes to financial statements.

8	American Funds Insurance Series – Target Date Series

American Funds IS 2010 Target Date Fund

Investment portfolio December 31, 2019

Growth-and-income funds 21.96%	Shares	Value (000)
American Mutual Fund, Class R-6	47	$2
Capital World Growth and Income Fund, Class R-6	32	2
The Investment Company of America, Class R-6	42	2
Washington Mutual Investors Fund, Class R-6	34	2
Fundamental Investors, Class R-6	20	1

Total growth-and-income funds (cost: $9,000)		9

Equity-income and Balanced funds 29.26%
Capital Income Builder, Class R-6	77	5
The Income Fund of America, Class R-6	211	5
American Balanced Fund, Class R-6	43	1
American Funds Global Balanced Fund, Class R-6	36	1

Total equity-income and balanced funds (cost: $12,000)		12

Fixed income funds 48.78%
Intermediate Bond Fund of America, Class R-6	418	6
American Funds Inflation Linked Bond Fund, Class R-6	284	3
The Bond Fund of America, Class R-6	245	3
American Funds Mortgage Fund, Class R-6	239	2
American High-Income Trust, Class R-6	202	2
Capital World Bond Fund, Class R-6	100	2
Short-Term Bond Fund of America, Class R-6	201	2

Total fixed income funds (cost: $20,000)		20
Total investment securities 100.00% (cost: $41,000)		41
Other assets less liabilities 0.00%		—

Net assets 100.00%		$41

See notes to financial statements.

American Funds Insurance Series – Target Date Series	9

Financial statements

Statements of assets and liabilities at December 31, 2019	(dollars and shares in thousands, except per-share amounts)

		IS 2035 Target Date Fund		IS 2030 Target Date Fund		IS 2025 Target Date Fund		IS 2020 Target Date Fund		IS 2015 Target Date Fund		IS 2010 Target Date Fund
	Assets:
	Investment securities from unaffiliated issuers, at value	$41		$41		$41		$41		$41		$41
	Receivables for:
	Sales of investments	—		—		—		—		—		—
	Sales of fund’s shares	—		—		—		—		—		—
	Dividends	—	*	—	*	—	*	—	*	—	*	—	*
	Total assets	41		41		41		41		41		41

	Liabilities:
	Payables for:
	Purchases of investments	—	*	—	*	—	*	—	*	—	*	—	*
	Repurchases of fund’s shares	—		—		—		—		—		—
	Insurance administrative fees	—		—		—		—		—		—
	Services provided by related parties	—		—		—		—		—		—
	Trustees’ deferred compensation	—		—		—		—		—		—
	Total liabilities	—	*	—	*	—	*	—	*	—	*	—	*
	Net assets at December 31, 2019	$41		$41		$41		$41		$41		$41

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$40		$40		$40		$40		$40		$40
	Total distributable earnings	1		1		1		1		1		1
	Net assets at December 31, 2019	$41		$41		$41		$41		$41		$41

	Investment securities from unaffiliated issuers, at cost	$41		$41		$41		$41		$41		$41

	Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$10.19		$10.15		$10.12		$10.09		$10.09		$10.08
Class 1A:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$10.19		$10.15		$10.12		$10.09		$10.09		$10.08
Class 2:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$10.19		$10.15		$10.12		$10.09		$10.09		$10.08
Class 4:	Net assets	$11		$11		$11		$11		$11		$11
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$10.19		$10.15		$10.12		$10.09		$10.09		$10.08

*	Amount less than one thousand.

See notes to financial statements.

10	American Funds Insurance Series – Target Date Series

Statements of operations for the period December 6, 2019* to December 31, 2019	(dollars in thousands)

	IS 2035 Target Date Fund		IS 2030 Target Date Fund		IS 2025 Target Date Fund		IS 2020 Target Date Fund		IS 2015 Target Date Fund		IS 2010 Target Date Fund
Investment income:
Income:
Dividends from unaffiliated issuers	$—	†	$—	†	$—	†	$—	†	$—	†	$—	†
Fees and expenses:
Investment advisory services	—		—		—		—		—		—
Distribution services	—		—		—		—		—		—
Insurance administrative services	—		—		—		—		—		—
Transfer agent services	—		—		—		—		—		—
Reports to shareholders	—		—		—		—		—		—
Registration statement and prospectus	—		—		—		—		—		—
Trustees’ compensation	—		—		—		—		—		—
Auditing and legal	—		—		—		—		—		—
Custodian	—		—		—		—		—		—
Other	—		—		—		—		—		—
Net investment income	—	†	—	†	—	†	—	†	—	†	—	†

Net realized gain and unrealized depreciation:
Net realized gain on investments in unaffiliated issuers	—		—		—		—		—		—
Capital gain distributions received from unaffiliated issuers	1		1		1		1		1		1
	1		1		1		1		1		1
Net unrealized depreciation on investments in unaffiliated issuers	—	†	—	†	—	†	—	†	—	†	—	†
Net realized gain and unrealized depreciation	1		1		1		1		1		1

Net increase in net assets resulting from operations	$1		$1		$1		$1		$1		$1

*	Commencement of operations.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	11

Statements of changes in net assets	(dollars in thousands)

	IS 2035 Target Date Fund		IS 2030 Target Date Fund		IS 2025 Target Date Fund		IS 2020 Target Date Fund		IS 2015 Target Date Fund		IS 2010 Target Date Fund
	Period ended December 31, 2019*		Period ended December 31, 2019*		Period ended December 31, 2019*		Period ended December 31, 2019*		Period ended December 31, 2019*		Period ended December 31, 2019*
Operations:
Net investment income	$—	†	$—	†	$—	†	$—	†	$—	†	$—	†
Net realized gain	1		1		1		1		1		1
Net unrealized depreciation	—	†	—	†	—	†	—	†	—	†	—	†
Net increase in net assets resulting from operations	1		1		1		1		1		1

Distributions paid to shareholders	—	†	—	†	—	†	—	†	—	†	—	†

Net capital share transactions	40		40		40		40		40		40

Total increase in net assets	41		41		41		41		41		41

Net assets:
Beginning of period	—		—		—		—		—		—
End of period	$41		$41		$41		$41		$41		$41

*	For the period December 6, 2019, commencement of operations, to December 31, 2019.
†	Amount less than one thousand.

See notes to financial statements.

12	American Funds Insurance Series – Target Date Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (the “funds”), including six funds in the American Funds Insurance Series — Target Date Series covered in this report. The other 28 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series – Target Date Series	13

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At December 31, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, a fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions

14	American Funds Insurance Series – Target Date Series

affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

American Funds Insurance Series – Target Date Series	15

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally

16	American Funds Insurance Series – Target Date Series

increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund as of December 31, 2019, were as follows (dollars in thousands):

	IS 2035		IS 2030		IS 2025		IS 2020		IS 2015		IS 2010
	Target Date Fund		Target Date Fund		Target Date Fund		Target Date Fund		Target Date Fund		Target Date Fund
Undistributed long-term capital gain	$1		$1		$1		$1		$1		$1
Gross unrealized appreciation on investments	—	*	—	*	—	*	—	*	—	*	—	*
Gross unrealized depreciation on investments	—	*	—	*	—	*	—	*	—	*	—	*
Net unrealized depreciation on investments	—	*	—	*	—	*	—	*	—	*	—	*
Cost of investments	41		41		41		41		41		41

*	Amount less than one thousand.

American Funds Insurance Series – Target Date Series	17

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

IS 2035 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

IS 2030 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

IS 2025 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

IS 2020 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

18	American Funds Insurance Series – Target Date Series

IS 2015 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

IS 2010 Target Date Fund

For the period December 6, 2019* to
December 31, 2019
Total
	Ordinary		Long-term	distributions
Share class	income		capital gains	paid
Class 1	$—	†	$—	$—	†
Class 1A	—	†	—	—	†
Class 2	—	†	—	—	†
Class 4	—	†	—	—	†
Total	$—	†	$—	$—	†

*	Commencement of operations.
†	Amount less than one thousand.

6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25

Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series – Target Date Series	19

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

20	American Funds Insurance Series – Target Date Series

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

IS 2035 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

IS 2030 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

IS 2025 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

IS 2020 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	21

IS 2015 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

IS 2010 Target Date Fund

	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period December 6, 2019* to December 31, 2019

Class 1	$10	1	$—	†	—	†	$—	—	$10	1
Class 1A	10	1	—	†	—	†	—	—	10	1
Class 2	10	1	—	†	—	†	—	—	10	1
Class 4	10	1	—	†	—	†	—	—	10	1
Total net increase	$40	4	$—	†	—	†	$—	—	$40	4

*	Commencement of operations.
†	Amount less than one thousand.

8. Investment transactions

The following table presents each fund’s investment transactions for the period December 6, 2019, commencement of operations, to December 31, 2019 (dollars in thousands):

	IS 2035 Target Date Fund	IS 2030 Target Date Fund	IS 2025 Target Date Fund	IS 2020 Target Date Fund	IS 2015 Target Date Fund	IS 2010 Target Date Fund
Purchases of investment securities*	$41	$41	$41	$41	$41	$41
Sales of investment securities*	—	—	—	—	—	—

*	Excludes short-term securities and U.S. government obligations, if any.

22	American Funds Insurance Series – Target Date Series

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2,3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[2,3]
IS 2035 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.08	$.19	$.27	$(.08)	$10.19	2.70%	$—	[9]	—%	.37%	.75%
Class 1A:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 2:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
Class 4:
12/31/2019[7,8]	10.00	.08	.19	.27	(.08)	10.19	2.70	—	[9]	—	.37	.75
IS 2030 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.16	$.23	$(.08)	$10.15	2.28%	$—	[9]	—%	.35%	.69%
Class 1A:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 2:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
Class 4:
12/31/2019[7,8]	10.00	.07	.16	.23	(.08)	10.15	2.28	—	[9]	—	.35	.69
IS 2025 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.13	$.20	$(.08)	$10.12	1.98%	$—	[9]	—%	.33%	.66%
Class 1A:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 2:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
Class 4:
12/31/2019[7,8]	10.00	.07	.13	.20	(.08)	10.12	1.98	—	[9]	—	.33	.66
IS 2020 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.68%	$—	[9]	—%	.31%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.68	—	[9]	—	.31	.65

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	23

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2,3,4]	Net effective expense ratio[3,5,6]	Ratio of net income to average net assets[2,3]
IS 2015 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.07	$.10	$.17	$(.08)	$10.09	1.69%	$—	[9]	—%	.30%	.65%
Class 1A:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 2:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
Class 4:
12/31/2019[7,8]	10.00	.07	.10	.17	(.08)	10.09	1.69	—	[9]	—	.30	.65
IS 2010 Target Date Fund
Class 1:
12/31/2019[7,8]	$10.00	$.06	$.09	$.15	$(.07)	$10.08	1.54%	$—	[9]	—%	.30%	.62%
Class 1A:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 2:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62
Class 4:
12/31/2019[7,8]	10.00	.06	.09	.15	(.07)	10.08	1.54	—	[9]	—	.30	.62

Portfolio turnover rate for all share classes	For the period 12/6/2019 to 12/31/2019[7,8]
IS 2035 Target Date Fund	—%[10]
IS 2030 Target Date Fund	—	[10]
IS 2025 Target Date Fund	—	[10]
IS 2020 Target Date Fund	—	[10]
IS 2015 Target Date Fund	—	[10]
IS 2010 Target Date Fund	—	[10]

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	All assets in each class of each fund consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses for each class would have been higher and net income and total return for each class would have been lower.
[4]	This column does not include expenses of the underlying funds in which each fund invests. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, to December 31, 2019.
[5]	Annualized.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period December 6, 2019, commencement of operations, to December 31, 2019.
[9]	Amount less than $1 million.
[10]	There is no turnover.

24	American Funds Insurance Series – Target Date Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds IS 2035 Target Date Fund, American Funds IS 2030 Target Date Fund, American Funds IS 2025 Target Date Fund, American Funds IS 2020 Target Date Fund, American Funds IS 2015 Target Date Fund and American Funds IS 2010 Target Date Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds IS 2035 Target Date Fund, American Funds IS 2030 Target Date Fund, American Funds IS 2025 Target Date Fund, American Funds IS 2020 Target Date Fund, American Funds IS 2015 Target Date Fund and American Funds IS 2010 Target Date Fund (six of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 6, 2019 (commencement of operations) through December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period December 6, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and transfer agent; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
February 25, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Insurance Series – Target Date Series	25

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/16/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/14/16 – previously filed (see P/E Amendment No. 76 filed 12/23/16); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(a-2)	Certificate of Amendment of Declaration of Trust dated 12/9/19

(b)	By-Laws - By-Laws as amended 8/29/18 – previously filed (see P/E Amendment No. 86 filed 9/28/18)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement (Portfolio Series Funds) dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Second Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Investment Advisory and Service Agreement (Portfolio Series Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement (Managed Risk Funds) dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Third Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/4/19; Amended and Restated Investment Advisory and Service Agreement dated 5/1/19 – previously filed (see P/E Amendment 88 filed 4/30/19); and Investment Advisory and Service Agreement (Target Date Series) dated 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(d-2)	Amended and Restated Investment Advisory and Service Agreement dated 5/1/20

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); and Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20

(g-1)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 12/6/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(g-2)	Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 5/1/20

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); P1 and P2 Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15);

Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amended and Restated Insurance Administrative Services Plan for Classes 1A and 4 shares dated 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Shareholder Services Agreement dated 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); American Funds Insurance Series – Portfolio Series Amended and Restated Administrative Services Agreement dated 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Administrative Services Agreement dated 2/1/18 – previously filed (see P/E Amendment No. 83 filed 4/30/18); Exhibit A to the Amended and Restated Shareholder Services Agreement dated 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19); Administrative Services Agreement (Target Date Series) dated 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19); and Exhibit A to the Amended and Restated Insurance Administrative Services Plan for Class 1A and Class 4 shares dated 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(h-2)	Exhibit A to the Insurance Administrative Services Plan for Classes 1A and 4 shares as dated 5/1/20; Exhibit A to the Amended and Restated Shareholder Services Agreement dated 5/1/20; and Exhibit A to the Amended and Restated Administrative Services Agreement dated 5/1/20

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12; P/E Amendment No. 67 filed 4/30/14; P/E Amendment No. 70 filed 4/30/15; P/E Amendment No. 76 filed 12/23/16; and P/E Amendment No. 91 filed 12/6/19)

(j)	Other Opinions – Consents of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)	Rule 12b-1 Plan – Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Class 1A Plan of Distribution dated 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Exhibit A to the Amended and Restated Class 1A Plan of Distribution dated 9/18/19– previously filed (see P/E Amendment No. 91 filed 12/6/19); Exhibit A to the Amended and Restated Class 2 Plan of Distribution dated 9/18/19 – previously filed (see P/E Amendment

No. 91 filed 12/6/19); and Exhibit A to the Amended and Restated Class 4 Plan of Distribution dated 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(m-2)	Exhibit A to the Amended and Restated Plans of Distribution relating to Class 1A, Class 2 and Class 4 dated 5/1/20

(n-1)	Rule 18f-3 – Amended and Restated Multiple Class Plan effective 9/18/19 – previously filed (see P/E Amendment No. 91 filed 12/6/19)

(n-2)	Exhibit A to the Amended and Restated Multiple Class Plan dated 5/1/20

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated April 2020; and Code of Ethics for the Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None.

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, New York 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 29th day of April 2020.

American Funds Insurance Series

By: /s/ Maria Manotok

Maria Manotok, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 29, 2020, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Maria Manotok	Executive Vice President
Maria Manotok
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Michael C. Gitlin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Donald D. O’Neal*	Co-President and Trustee
	Margaret Spellings*	Chairman (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Katherine Z. Solomon

(Katherine Z. Solomon, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of November, 2019.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 1st day of January, 2019.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL this 2nd day of January, 2020.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member